UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09195

SA FUNDS – INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000, San Jose, California			95128
(Address of principal executive offices)			(Zip code)

Steven McGinnis, Esq. Chief Legal Officer SA Funds – Investment Trust 3055 Olin Avenue, Suite 2000 San Jose, California 95128
(Name and address of agent for service)

Copy to:

R. Darrell Mounts, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, DC 20006

Brian F. Link, Esq.

State Street Bank and Trust Company

Mail Code: PRU 0551

200 Clarendon Street

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		408-260-3100

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2008

Item 1.  Reports to Shareholders.

Annual Report

STRUCTURED ASSETS FOR AN UNSTRUCTURED WORLD  June 30, 2008

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that Fund objectives will be achieved.

SA U.S. Fixed Income Fund

The SA U.S. Fixed Income Fund invests primarily in fixed income securities maturing within two years and issued by companies and government agencies in the U.S.

The Fund finished fiscal year 2008 with a return of 3.18% as compared to the benchmark index return of 6.79% for the Merrill Lynch 1-3 Year U.S. Government/Corporate Index. The relative underperformance is attributable primarily to the shorter average maturity of the Fund's holdings as compared to the index.

The average maturity for the Fund on June 30, 2008 was 1.28 years as compared to 1.86 years for the benchmark index. Short-term rates declined sharply in the U.S. during the year as the Federal Reserve responded to the struggling credit markets and prospects of an economic downturn with steep rate cuts. The yield on the 2-Year Treasury Note fell from 4.87% on June 30, 2007 to 2.63% on June 30, 2008.

Comparison of Change of Value of a $10,000 Investment in SA U.S. Fixed Income Fund
vs. the Merrill Lynch 1-3 Year U.S. Government/Corporate Index

The Merrill Lynch 1-3 Year US Government/Corporate Index is a subset of The Merrill Lynch US Government/Corporate Index including all securities with a remaining term to final maturity less than 3 years.  This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

PERFORMANCE INFORMATION — Average Annual Total Returns

	One Year	Since Inception
SA U.S. Fixed Income Fund	3.18%	1.10	%(a)
Merrill Lynch 1-3 Year U.S. Government/Corporate Index	6.79%	0.73	%(b)

(a)  From commencement of operations on April 2, 2007.

(b)  Performance for the index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

"Average Annual Total Returns" is calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA Global Fixed Income Fund

The SA Global Fixed Income Fund invests in high quality fixed income securities maturing in five years or less and issued by companies and government agencies in the U.S. and developed foreign countries.

The Fund finished fiscal year 2008 with a return of 2.77%, as compared to its benchmark index return of 5.37% for the Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar. The relative underperformance is attributable to both the shorter duration of the Fund as compared to its benchmark index during the first half of the year and the Fund's holdings in high quality corporate securities (AA and above as rated by Standard & Poors, a division of the McGraw-Hill Companies, Inc.) in the latter half of the year.

More than 50% of the Fund's holdings throughout the year were represented by securities denominated in U.S. dollars and Euros. Short-to-intermediate rates declined in these markets, particularly in the U.S., as the central banks responded to the struggling credit markets with rate cuts to inject liquidity. The yield on the 5-year U.S. Treasury Note fell from 4.92% on June 30, 2007 to 3.34% on June 30, 2008. Euro yields also declined, albeit more modestly.

The duration of the Fund's portfolio holdings increased from 1.5 years at the end of fiscal year 2007 to 2.6 years at the end of fiscal year 2008 to approximate the duration of its benchmark index. The average quality of holdings in the Fund also matched that of the Citigroup World Government Bond 1-5 year Currency Hedged U.S. Dollar Index at AA+ as of June 30, 2008. However, the benchmark index holds only government and sovereign securities whereas the Fund holds government, sovereign and high quality corporate securities. The Fund's position in these high quality corporate securities weighed on relative performance during the year due to continued weakness in the credit markets.

Comparison of Change in Value of a $10,000 Investment in SA Global Fixed Income Fund
vs. the Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar

Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar is a comprehensive measure of the total return performance of the government bond markets of approximately 22 countries with maturities ranging from one to five years. It is hedged to the US Dollar. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

SA Global Fixed Income Fund

(Continued)

PERFORMANCE INFORMATION — Average Annual Total Returns

	One Year	Five Years	Since Inception
SA Global Fixed Income Fund	2.77%	1.95%	4.03	%(a)
Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar	5.37%	3.43%	4.53	%(b)

(a)  From commencement of operations on July 29, 1999.

(b)  Performance for the index is not available from July 29, 1999 (commencement of Fund operations). For that reason, performance is shown from August 1,1999.

"Average Annual Total Returns" are calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an Investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Market Fund

The SA U.S. Market Fund generally selects from all common stocks that are traded on a principal U.S. exchange or in the over-the-counter market in the U.S. Currently the target universe of stocks is securities of companies whose market capitalizations generally are either in the highest 96% of total market capitalization or companies whose market capitalizations are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold.

The Fund had a one-year loss of (13.70)% as compared to the benchmark index loss of (12.46)% for the Wilshire 5000 Total Market Index. Several factors collided over the past fiscal year resulting in sharp declines in the U.S. equity market. The weak housing market and mortgage troubles continued to diminish access to capital by banks and has led to disruptions throughout the U.S. financial system.

Comparison of Change in Value of a $10,000 Investment in SA U.S. Market Fund
vs. the Wilshire 5000 Total Market Index

The Wilshire 5000 Total Market Index is a market capitalization weighted broad index of all U.S.-headquartered equity securities. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

PERFORMANCE INFORMATION — Average Annual Total Returns

	One Year	Five Years	Since Inception
SA U.S. Market Fund	(13.70)%	7.03%	2.24	%(a)
Wilshire 5000 Total Market Index	(12.46)%	8.78%	2.37	%(b)

(a)  From commencement of operations on August 5, 1999.

(b)  Performance for the index is not available from August 5, 1999 (commencement of Fund operations). For that reason, performance is shown from July 31, 1999.

"Average Annual Total Returns" are calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Value Fund

The SA U.S. Value Fund generally invests in common stocks of U.S. large companies that are considered to be "value" securities primarily based on book value in relation to market value, and are traded on a principal U.S. exchange or in the over-the-counter market in the U.S. When consistent with the Fund's strategies and operational needs, the Fund may also seek to minimize adverse tax consequences to shareholders.

The Fund had a one-year loss of (22.05)% as compared to the benchmark index loss of (18.78)% for the Russell 1000 Value Index. The weak housing market and mortgage troubles continued to diminish access to capital by banks and has lead to disruptions throughout the U.S. financial system. Financial stocks lost on average nearly 45% over the last fiscal year (as measured by the S&P 500 Financial Sector Index) as banks wrote down losses related to mortgage securities and other assets on their balance sheets.

Financial stocks are generally considered to be value stocks based on their high book values relative to their market values and represented more than 30% of the Fund as of June 30, 2008.

Comparison of Change in Value of a $10,000 Investment in SA U.S. Value Fund
vs. the Russell 1000 Value Index

The Russell 1000 Value Index is comprised of companies with the lowest price-to-book ratios within the Russell 1000 Index. The Russell 1000 Index is a market capitalization weighted broad index of 1000 large capitalization U.S. companies. The indices are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes.

PERFORMANCE INFORMATION — Average Annual Total Returns

	One Year	Five Years	Since Inception
SA U.S. Value Fund	(22.05)%	8.50%	3.31	%(a)
Russell 1000 Value Index	(18.78)%	8.91%	4.09	%(b)

(a)  From Commencement of operations (August 5, 1999).

(b)  Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"Average Annual Total Returns" are calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA U.S. Small Company Fund

The SA U.S. Small Company Fund generally selects from common stocks of small companies that are traded on a principal U.S. exchange or in the over-the-counter market in the U.S. Currently the target universe of stocks is securities of companies whose market capitalizations generally are either in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. When consistent with the Fund's strategies and operational needs, the Fund may also seek to minimize adverse tax consequences to shareholders.

Several factors collided over the past fiscal year resulting in declines in the U.S. equity market. Small stocks underperformed large stocks in the U.S. for fiscal year 2008, and the Fund finished the year down (20.15)%, as compared to the benchmark index loss of (16.19)% for the Russell 2000 Index. The Fund's greater emphasis on smaller capitalization securities led to its relative underperformance for the year, as the smallest capitalization tier of securities declined most during the period.

Comparison of Change in Value of a $10,000 Investment in SA U.S. Small Company Fund
vs. the Russell 2000 Index

The Russell 2000 Index is a market capitalization weighted broad index of 2000 small capitalization U.S. companies. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

PERFORMANCE INFORMATION — Average Annual Total Returns

	One Year	Five Years	Since Inception
SA U.S. Small Company Fund	(20.15)%	8.76%	7.18	%(a)
Russell 2000 Index	(16.19)%	10.29%	6.37	%(b)

(a)  From commencement of operations on August 5, 1999.

(b)  Performance for the index is not available from August 5, 1999 (commencement of Fund operations). For that reason, performance is shown from July 31, 1999.

"Average Annual Total Returns" are calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA International Value Fund

The SA International Value Fund generally invests in common stocks of large companies non U.S. trading in designated developed country markets other than the U.S., and considered to be "value" securities primarily based on book value in relation to market value in its respective country market. When consistent with the Fund's strategies and operational needs, the Fund may also seek to minimize adverse tax consequences to shareholders.

The Fund finished the year with a loss of (17.01)%, as compared to its benchmark index loss of (16.05)% for the MSCI EAFE Value Index. Declining equity markets was a global theme with all major regions posting significant negative returns for the fiscal year ending June 30, 2008. Slowing economies, weakness in the financial sector, and accelerating inflation afflicted most developed international markets. Among the developed countries, equity markets in most of Europe generally fell for the year, though the depreciating U.S. dollar relative to the euro softened the magnitude of the blow to U.S. investors. Stocks in the Asia Pacific region also tended to perform poorly. Japan was one of the worst performing markets, down nearly 19% for the year. Financial stocks in Japan accounted for much of the decline.

Comparison of Change in Value of a $10,000 Investment in SA International Value Fund
vs. the MSCI EAFE Value Index

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East, (EAFE) Value Index is comprised of companies within the MSCI EAFE Index having characteristics such as high book to market ratios. The MSCI EAFE Index is an index of securities listed on the stock exchange of 21 developed market countries other than the United States. The indices are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes.

PERFORMANCE INFORMATION — Average Annual Total Returns

	One Year	Five Years	Since Inception
SA International Value Fund	(17.01)%	18.38%	7.87	%(a)
MSCI EAFE Value Index	(16.05)%	17.56%	7.19	%(b)

(a)  From commencement of operations on August 5, 1999.

(b)  Performance for the index is not available from August 5, 1999 (commencement of Fund operations). For that reason, performance is shown from July 31, 1999.

"Average Annual Total Returns" are calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA International Small Company Fund

The SA International Small Company Fund invests substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (DFA) which invests in the following DFA mutual fund series: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series.

The Fund finished fiscal year 2008 with a loss of (15.49)% as compared to the benchmark index loss of (15.42)% for the S&P/Citigroup Global Extended Market Index (EMI). Negative equity market performance was a global theme in fiscal year 2008 with slowing economies, weakness in the financial sector, and accelerating inflation afflicting most developed international markets. As in the U.S., small capitalization stocks were among the worst performers in the developed international markets for the year.

The Japanese Small Company Series: The series generally will purchase a broad and diverse group of readily marketable stocks of Japanese small companies.

The United Kingdom Small Company Series: The series generally will purchase a broad and diverse group of readily marketable stocks of United Kingdom small companies.

The Continental Small Company Series: The series generally will purchase a broad and diverse group of readily marketable stocks of small companies organized under the laws of certain European countries. During fiscal year 2007, the series was authorized to invest in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden and Switzerland.

The Asia Pacific Small Company Series: The series generally will purchase a broad and diverse group of readily marketable stocks of small companies located in Australia, New Zealand and certain Pacific Rim Asian countries.

The Canadian Small Company Series: The series generally will purchase a broad and diverse group of readily marketable stocks of Canadian small companies.

Each of these series also may invest in securities of eligible companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or multi-listed securities.

SA International Small Company Fund

(Continued)

Comparison of Change in Value of a $10,000 Investment in SA International Small Company Fund
vs. the S&P/Citigroup Extended Market Index — EPAC (EMI)

S&P/Citigroup Extended Market Index — EPAC (EMI) is compiled by S&P/Citigroup. The EMI defines the small-capitalization equity universe representing the bottom 20% of the available capitalization and 75% of the number of issues of each country in the S&P/Citigroup Extended Market Index. The index is capitalization weighted. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

PERFORMANCE INFORMATION — Average Annual Total Returns

	One Year	Five Years	Since Inception
SA International Small Company Fund	(15.49)%	18.61%	10.55	%(a)
S&P/Citigroup Extended Market Index — EPAC (EMI)(c)	(15.42)%	20.49%	9.57	%(b)

(a)  From commencement of operations on August 5, 1999.

(b)  Performance for the index is not available from August 5, 1999 (commencement of Fund operations). For that reason, performance is shown from July 31, 1999.

(c)  Formerly called Salomon Smith Barney Extended Market Index.

"Average Annual Total Returns" are calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA Emerging Markets Value Fund (formerly SA Emerging Markets Fund)

The SA Emerging Markets Value Fund invests in a broad and diverse group of securities of companies in designated emerging markets with larger market capitalizations and considered to be value stocks in their respective markets.

Emerging markets as a whole was one of the best performing asset classes of fiscal 2008 with the MSCI Emerging Markets Index up 4.89% for the year ending June 30, 2008. Stock markets in countries whose economies are driven by a large percentage of commodity exports, such as Canada, Brazil and other Latin American countries, by and large held up better than markets in the rest of the world as prices for most commodities have continued to rise throughout the year. Oil prices for example, continued to soar, ending June 30, 2008 above $140 per barrel, twice their level one year ago.

However, stocks in some of the more rapidly developing economies, including India and China, have declined as investors grew concerned about rising inflation, tightening monetary policy and the impact of a slowdown in the U.S. The MSCI India market index was down more than 13% for fiscal year 2008 and the MSCI China Market Index was essentially flat for the year. The SA Emerging Markets Value Fund held approximately 18% (7% and 11% respectively) in these two countries as of June 30, 2008.

The Fund finished the year with a loss of (4.79)% as compared to the benchmark index return of 4.89% for the MSCI Emerging Markets Index. The relative underperformance was attributable to the Fund's stronger value-orientation and the greater weight in poor performing financial stocks. Also, the Fund does not hold securities in Russia, which was one of the strongest performing emerging markets for fiscal 2008, up more than 25% for the year. The MSCI Emerging Markets Index held nearly 9% in Russia as of June 30, 2008.

Comparison of Change of a $10,000 Investment in SA Emerging Markets Value Fund
vs. the MSCI Emerging Markets Index

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2007 the index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

SA Emerging Markets Value Fund (formerly SA Emerging Markets Fund)

(Continued)

PERFORMANCE INFORMATION — Average Annual Total Returns

	One Year	Since Inception
SA Emerging Markets Value Fund	(4.79)%	6.26	%(a)
MSCI Emerging Markets Index	4.89%	16.23	%(b)

(a)  From commencement of operations on April 2, 2007.

(b)  Performance for the index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

"Average Annual Total Returns" are calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA Real Estate Securities Fund

The SA Real Estate Securities Fund invests primarily in readily marketable equity securities of companies the principal activities of which include development, ownership, construction, management, or sale of residential, commercial or industrial real estate.

The Fund finished fiscal year 2008 with a loss of (16.94)%, as compared to its benchmark loss of (15.27)% for the Dow Jones Wilshire REIT Index reflecting the impact of the problems in the U.S real estate market. The relative underperformance can be attributed to the Fund's exclusion of Healthcare REITs until early 2008. Healthcare REITs were added to the Index on September 20, 2007 and these securities performed well through December 2007.

Comparison of Change of a $10,000 Investment in SA Real Estate Securities Fund
vs. the Dow Jones Wilshire REIT Index

The Dow Jones Wilshire REIT Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded real estate companies that have a minimum total market capitalization of at least $200 million, at least 75% of total revenues derived from ownership and operation of real estate assets, and liquidity of company stock commensurate with that of other institutionally held real estate securities. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

PERFORMANCE INFORMATION — Average Annual Total Returns

	One Year	Since Inception
SA Real Estate Securities Fund	(16.94)%	(21.28	)%(a)
Dow Jones Wilshire REIT Index	(15.27)%	(19.04	)%(b)

(a)  From commencement of operations on April 2, 2007.

(b)  Performance for the index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

"Average Annual Total Returns" are calculated including reinvestment of all income dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in a Fund and the return on investment both will fluctuate, so that redemption proceeds may be higher or lower than an investor's original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares.

SA Funds

FUND EXPENSES (Unaudited)

Understanding Your Fund's Expenses
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds' prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2008 and held for the entire period.

Actual Expenses

The first line in each table below shows the actual account values and actual Fund expenses, based on the Fund's actual performance during the period. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Fund.

Hypothetical Example for Comparison Purposes

The second line in each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA U.S. Fixed Income Fund

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/01/08-6/30/08
Actual	$1,000.00	$1,010.70	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.27

*  Expenses are equal to the Fund's annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was 1.07% after expenses.

SA Funds

FUND EXPENSES (Unaudited) (Continued)

SA Global Fixed Income Fund

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/01/08-6/30/08
Actual	$1,000.00	$1,000.35	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27

*  Expenses are equal to the Fund's annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was 0.03% after expenses.

SA U.S. Market Fund

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/01/08-6/30/08
Actual	$1,000.00	$887.17	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was (11.28)% after expenses.

SA U.S. Value Fund

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/01/08-6/30/08
Actual	$1,000.00	$878.22	$4.90
Hypothetical (5% return before expenses)	$1,000.00	$1,019.64	$5.27

*  Expenses are equal to the Fund's annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was (12.18)% after expenses.

SA Funds

FUND EXPENSES (Unaudited) (Continued)

SA U.S. Small Company Fund

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/01/08-6/30/08
Actual	$1,000.00	$883.76	$5.62
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was (11.62)% after expenses.

SA International Value Fund

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/01/08-6/30/08
Actual	$1,000.00	$847.83	$5.97
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.52

*  Expenses are equal to the Fund's annualized expense ratio of 1.30% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was (15.22)% after expenses.

SA International Small Company

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/01/08-6/30/08
Actual	$1,000.00	$915.36	$5.24
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52

*  Expenses are equal to the Fund's annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was (8.46)% after expenses.

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA International Small Company Portfolio and the underlying funds in which it invests are reflected in the valuation of the Fund's investment in the DFA International Small Company Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund, they are not reflected in the table. For the six months ended May 31, 2008, the annualized expense ratio of the DFA International Small Company Portfolio was 0.55%.

SA Funds

FUND EXPENSES (Unaudited) (Continued)

SA Emerging Markets Value Fund (formerly SA Emerging Markets Fund)

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/01/08-6/30/08
Actual	$1,000.00	$892.40	$6.82
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27

*  Expenses are equal to the Fund's annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was (10.76)% after expenses.

SA Real Estate Securities Fund

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/01/08-6/30/08
Actual	$1,000.00	$962.90	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02

*  Expenses are equal to the Fund's annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was (3.71)% after expenses.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008

	FACE AMOUNT	VALUE†
BONDS AND NOTES — 82.2%
United States — 82.2%
Bank of New York Mellon Corp., Series G, 3.184%, 2/05/10(a)	$3,200,000	$3,199,424
Federal Farm Credit Bank, 2.750%, 5/04/10	6,400,000	6,358,720
Federal Farm Credit Bank, 4.750%, 5/07/10	5,000,000	5,145,435
Federal Home Loan Bank, 2.375%, 4/30/10	12,200,000	12,036,239
Federal Home Loan Bank, 2.750%, 6/18/10	3,400,000	3,370,672
Federal Home Loan Bank, 4.250%, 6/11/10	3,700,000	3,772,883
Federal Home Loan Bank, 4.375%, 3/17/10	1,200,000	1,226,486
Federal Home Loan Bank, 4.875%, 5/14/10	3,300,000	3,402,152
Federal Home Loan Mortgage Corp., 2.375%, 5/28/10	6,500,000	6,408,201
Federal Home Loan Mortgage Corp., 2.875%, 4/30/10	10,100,000	10,058,913
Federal Home Loan Mortgage Corp., 7.000%, 3/15/10	4,200,000	4,474,302
Federal National Mortgage Association, 2.375%, 5/20/10	8,700,000	8,579,174
Federal National Mortgage Association, 2.500%, 4/09/10	5,100,000	5,049,061
Federal National Mortgage Association, 4.125%, 5/15/10	6,600,000	6,719,361
Federal National Mortgage Association, 4.750%, 3/12/10	3,400,000	3,493,405
Federal National Mortgage Association, 7.125%, 6/15/10	900,000	966,893
General Electric Capital Corp., 2.816%, 3/12/10(a)	2,600,000	2,587,806
Georgia Power Co., Series A, 3.364%, 3/17/10(a)	2,200,000	2,192,469
IBM International Group Capital LLC, 3.253%, 7/29/09(a)	1,000,000	1,003,651
John Deere Capital Corp., 3.088%, 2/26/10(a)	2,400,000	2,371,286
JP Morgan Chase & Co., 2.810%, 5/07/10(a)	1,000,000	990,521
JP Morgan Chase & Co., Series F, 3.069%, 11/19/09(a)	1,700,000	1,693,855
Wachovia Corp., Series G, 3.088%, 11/24/09(a)	2,000,000	1,975,082
Wal-Mart Stores Inc., 6.875%, 8/10/09	3,000,000	3,111,111
Wells Fargo & Company, 2.861%, 3/23/10(a)	900,000	892,741
Wells Fargo & Company, 2.876%, 9/15/09(a)	2,500,000	2,492,435
		103,572,278
TOTAL BONDS AND NOTES (Identified Cost $103,762,365)		103,572,278

	FACE AMOUNT	VALUE†
SHORT-TERM INVESTMENTS — 17.1%
United States — 16.2%
Abbey National Plc, 2.520%, 8/18/08	$3,000,000	$2,989,920
Archer Daniels Midland, 2.350%, 7/17/08	1,100,000	1,098,851
Bank of America Corp., 2.560%, 8/04/08	2,400,000	2,394,197
Caisse Centrale Du Cred, 2.600%, 7/07/08	350,000	349,848
Danske Corp., 2.920%, 7/18/08	3,000,000	2,995,863
Deutsche Bank NY, 3.409%, 6/18/10(a)	3,000,000	2,993,520
Dexia Delaware LLC., 2.600%, 8/08/08	1,600,000	1,595,609
ING America Insurance Hldgs., 2.550%, 7/08/08	3,000,000	2,998,513
New Center Asset Trust, 2.850%, 7/01/08	3,000,000	3,000,000
		20,416,321
	SHARES	VALUE†
Other — 0.9%
SSgA Government Money Market Fund	3	3
SSgA Money Market Fund	1,044,133	1,044,133
		1,044,136
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $21,466,937)		21,460,457
Total Investments — 99.3% (Identified Cost $125,229,302)#		125,032,735
Cash and Other Assets, Less liabilities — 0.7%		932,849
Net Assets — 100.0%		$125,965,584

  †  See Note 1.

  (a)  Variable or Floating Rate Bond. Rate disclosed is as of June 30, 2008.

  #  At June 30, 2008 the aggregate cost of investment securities for income tax purposes was $125,229,302. Net unrealized depreciation aggregated $196,567 of which $54,207 related to appreciated investment securities and $250,774 related to depreciated investment securities.

See notes to financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008

	FACE AMOUNT		VALUE†
BONDS AND NOTES — 98.5%
Australia — 2.9%
Australia & New Zealand Banking Group Ltd., 4.375%, 5/24/12	EUR	3,500,000	$5,215,148
General Electric Capital Australia Funding Ltd., 7.500%, 1/25/11	AUD	13,000,000	12,148,882
			17,364,030
Austria — 4.5%
Osterreichische Kontrollbank AG, 1.800%, 3/22/10	JPY	400,000,000	3,816,021
Pfandbriefstelle der Oesterreichischen Landes- Hypothekenbanken, 1.600%, 2/15/11	JPY	1,600,000,000	15,219,030
Republic of Austria, 3.000%, 8/21/09	CHF	8,000,000	7,830,082
			26,865,133
Canada — 5.4%
Export Development Canada, 4.500%, 10/25/12	USD	5,000,000	5,137,525
Ontario Electricity Financial Corp., 7.450%, 3/31/13	USD	7,400,000	8,318,384
Province of British Columbia 4.300%, 5/30/13	USD	3,000,000	3,044,868
Province of Ontario, 4.375%, 2/15/13	USD	6,500,000	6,573,964
Province of Ontario, 5.125%, 7/17/12(a)	USD	9,000,000	9,360,054
			32,434,795
Denmark — 0.7%
Kommunekredit, 5.500%, 8/13/09	DKK	14,280,000	3,018,708
Oresundsbro Konsortiet, 6.000%, 4/20/09	SEK	5,710,000	951,735
			3,970,443
France — 7.2%
Agence Francaise Developement, 5.125%, 4/25/12	EUR	7,670,000	12,052,590
Caisse d'Amortissement de la Dette Sociale, 5.250%, 10/25/12	EUR	9,000,000	14,305,099
Total Capital SA, 2.375%, 10/01/09	CHF	2,000,000	1,940,553
Total Capital SA, 5.000%, 5/22/12	USD	5,000,000	5,149,645
Total Capital SA, 5.625%, 1/25/12	AUD	10,900,000	9,715,350
			43,163,237
Germany — 9.2%
Bayerische Landesbank, 1.000%, 9/20/10	JPY	890,000,000	8,347,310

	FACE AMOUNT		VALUE†
Bayerische Landesbank, 2.125%, 2/09/12	CHF	3,200,000	$2,999,683
KfW Bankengruppe, 1.850%, 9/20/10(a)	JPY	1,020,000,000	9,765,451
KfW Bankengruppe, 3.750%, 1/28/09	SEK	2,900,000	476,647
Kreditanstalt fuer Wiederaufbau, 4.625%, 10/12/12	EUR	4,000,000	6,208,402
Landesbank Hessen-Thueringen Girozentrale, 3.000%, 10/18/12	CHF	2,000,000	1,922,509
Landeskreditbank Baden- Wuerttemberg — Foerderbank, 5.500%, 7/04/10	EUR	7,300,000	11,537,732
Landwirtschaftliche Rentenbank, 3.875%, 3/14/12	EUR	9,300,000	14,057,798
			55,315,532
Japan — 2.8%
Japan Finance Corp. for Municipal Enterprises, 1.550%, 2/21/12	JPY	1,795,000,000	17,189,403
Netherlands — 4.8%
Deutsche Bahn Finance BV, 5.250%, 10/08/08	DKK	18,000,000	3,796,345
Nederlandse Waterschapsbank NV, 2.250%, 10/10/08	CHF	6,000,000	5,870,645
Rabobank Nederland, 0.800%, 2/03/11	JPY	1,830,000,000	16,971,126
Rabobank Nederland, 2.250%, 5/08/09	SEK	15,000,000	2,425,023
			29,063,139
Norway — 3.2%
Eksportfinans ASA, 1.800%, 6/21/10	JPY	1,715,000,000	16,366,614
Eksportfinans ASA, 2.000%, 3/17/09	CHF	3,000,000	2,919,699
			19,286,313
Spain — 2.7%
Instituto de Credito Oficial, 1.500%, 9/20/12	JPY	1,732,000,000	16,466,396
Supranational — 10.6%
African Development Bank, 1.950%, 3/23/10(a)	JPY	1,170,000,000	11,167,578
Council of Europe Development Bank, 5.500%, 1/18/12	AUD	12,000,000	10,712,450
European Investment Bank, 1.250%, 9/20/12(a)	JPY	440,000,000	4,153,112
European Investment Bank, 4.000%, 4/15/09	SEK	89,000,000	14,635,473
Inter-American Development Bank, 3.500%, 3/15/13	USD	17,000,000	16,670,336
International Bank for Reconstruction & Development, 0.500%, 9/11/12	AUD	9,000,000	6,321,652
			63,660,601

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Sweden — 4.5%
City of Stockholm, 3.375%, 3/08/10	SEK	64,300,000	$10,316,241
Kommuninvest I Sverige, 4.100%, 5/11/09	SEK	40,000,000	6,567,489
Kommuninvest I Sverige, 5.050%, 2/24/09	AUD	4,000,000	3,750,350
Kommuninvest I Sverige, 5.050%,10/28/08	AUD	6,600,000	6,248,932
			26,883,012
United Kingdom — 8.0%
Bank of Scotland Plc, 2.500%, 10/11/11	CHF	15,000,000	13,865,812
BP Capital Markets Plc, 2.750%, 6/14/11	CHF	5,000,000	4,794,321
BP Capital Plc, 1.250%, 12/29/09	CHF	13,000,000	12,389,240
Network Rail MTN Finance Plc, 3.125%, 3/30/09	EUR	11,100,000	17,252,262
			48,301,635
United States — 32.0%
American International Group, Inc., 1.400%, 4/03/12	JPY	1,000,000,000	8,762,925
Bank of America Corp., 4.250%, 10/21/10	EUR	10,541,000	16,000,097
Colgate-Palmolive Co., 4.200%, 5/15/13	USD	4,350,000	4,332,530
Federal Home Loan Bank 3.375%, 2/27/13(a)	USD	3,000,000	2,913,417
Federal National Mortgage Association, 3.250%, 4/09/13(a)	USD	18,800,000	18,110,416
General Electric Capital Corp., 1.450%, 11/10/11	JPY	1,590,000,000	14,606,444
General Electric Capital Corp., 3.250%, 1/28/10	SEK	30,710,000	4,903,520
Hewlett-Packard Co., 2.836%, 6/15/10(b)	USD	14,000,000	13,936,174
J P Morgan Chase & Co., Series F, 3.069%, 11/19/09(a)(b)	USD	16,000,000	15,942,160
Merck & Co., Inc., 4.375%, 2/15/13(a)	USD	17,250,000	17,294,039
Paccar Financial Corp., Series L, 3.533%, 4/01/11(b)	USD	8,000,000	7,958,448
PepsiCo, Inc., 4.650%, 2/15/13(a)	USD	7,799,000	7,922,934
PepsiCo, Inc., 5.150%, 5/15/12(a)	USD	9,000,000	9,368,838
Toyota Motor Credit Corp., 1.300%, 3/16/12	JPY	2,150,000,000	20,210,020
Wal-Mart Stores, Inc., 4.125%, 2/15/11(a)	USD	10,250,000	10,326,486

	FACE AMOUNT		VALUE†
Wal-Mart Stores, Inc., 4.125%, 7/01/10(a)	USD	3,000,000	$3,041,289
Wal-Mart Stores, Inc., 5.000%, 4/05/12(a)	USD	4,000,000	4,150,072
Wells Fargo & Co., Series G 2.971%, 9/23/09(b)	USD	12,500,000	12,430,212
			192,210,021
TOTAL BONDS AND NOTES (Identified Cost $554,841,624)			592,173,690
SHORT TERM INVESTMENTS	SHARES		VALUE†
United States — 0.1%
SSgA Government Money Market Fund	USD	1	1
SSgA Money Market Fund	USD	970,929	970,929
			970,930
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $970,930)			970,930
COLLATERAL FOR SECURITIES ON LOAN — 9.3%
Short Term — 9.3%
State Street Navigator Prime Portfolio		55,915,903	$55,915,903
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $55,915,903)			55,915,903
Total Investments — 107.9% (Identified Cost $611,728,457)#			649,060,523
Liabilities, Less Cash and Other Assets — (7.9%)			(47,690,564)
Net Assets — 100.0%			$601,369,959

  †  See Note 1.

  (a)  A portion or all of the security was held on loan. As of June 30, 2008, the market value of the securities loaned was $55,063,374.

  (b)  Variable or Floating Rate Bond. Rate disclosed is as of June 30, 2008.

  #  At June 30, 2008 the aggregate cost of investment securities for income tax purposes was $611,728,457. Net unrealized appreciation aggregated $37,332,066 of which $39,659,732 related to appreciated investment securities and $2,327,666 related to depreciated investment securities.

Key to abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

Ten Largest Industry Holdings June 30, 2008
(As a percentage of net assets):
Industry	Percentage
Banks	21.0%
Financial Services	12.2%
Supranational Organizations	7.8%
Oil & Gas	5.7%
Foreign Government/Agency — Canada	5.4%
Foreign Government/Agency — Germany	4.7%
Foreign Government/Agency — Sweden	4.5%
Foreign Government/Agency — France	4.4%
U.S. Government Agency	3.4%
Diversified Operations	3.2%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008

	SHARES	VALUE†
COMMON STOCKS — 95.9%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc. — Class A*	500	$8,915
Getty Images, Inc.*	1,600	54,288
Harte-Hanks, Inc.	2,550	29,198
inVentiv Health, Inc.*	1,000	27,790
Lamar Advertising Co., Class A*	3,300	118,899
Marchex, Inc., Class B	1,000	12,320
Omnicom Group, Inc.	10,400	466,752
The Interpublic Group of Cos., Inc.*	16,770	144,222
		862,384
Aerospace/Defense — 2.0%
AAR Corp.*	1,100	14,883
Alliant Techsystems, Inc.*	875	88,970
BE Aerospace, Inc.*	2,400	55,896
Boeing Co.	27,400	1,800,728
Curtiss-Wright Corp.	1,576	70,510
DRS Technologies, Inc.	1,618	127,369
GenCorp, Inc.*	1,500	10,740
General Dynamics Corp.	15,400	1,296,680
Goodrich Corp.	4,200	199,332
Hexcel Corp.*	3,100	59,830
Honeywell International, Inc.	32,700	1,644,156
Kratos Defense & Security Solutions, Inc.*	700	1,372
Moog, Inc., Class A*	1,500	55,860
Northrop Grumman Corp.	13,164	880,672
Orbital Sciences Corp.*	2,300	54,188
Raytheon Co.	17,100	962,388
Rockwell Collins	6,700	321,332
Teledyne Technologies, Inc.*	1,700	82,943
TransDigm Group, Inc.*	300	10,077
Triumph Group, Inc.	200	9,420
United Technologies Corp.	39,840	2,458,128
World Fuel Services Corp.	1,000	21,940
		10,227,414
Agricultural Operations — 0.7%
AGCO Corp.*	3,600	188,676
Bunge Ltd.	700	75,383
CF Industries Holdings, Inc.	1,900	290,320
Monsanto Co.	21,734	2,748,047
		3,302,426
Airlines — 0.1%
AirTran Holdings, Inc.*	3,800	7,752
Alaska Air Group, Inc.*	1,700	26,078
AMR Corp.*	9,500	48,640
Continental Airlines, Inc., Class B*	4,100	41,451
ExpressJet Holdings, Inc.*	700	385
JetBlue Airways Corp.*	7,050	26,297
Republic Airways Holdings, Inc.*	1,700	14,722
SkyWest, Inc.	1,900	24,035
Southwest Airlines Co.	30,500	397,720
UAL Corp.	3,610	18,844
		605,924

	SHARES	VALUE†
Auto & Related — 0.8%
Advance Auto Parts, Inc.	3,700	$143,671
American Axle & Manufacturing Holdings, Inc.	2,100	16,779
ArvinMeritor, Inc.	2,100	26,208
Asbury Automotive Group, Inc.	900	11,565
AutoZone, Inc.*	2,000	242,020
Avis Budget Group, Inc.*	3,804	31,840
BorgWarner, Inc.	4,400	195,272
CarMax, Inc.*	7,146	101,402
Cummins Engine Co., Inc.	4,800	314,496
Dollar Thrifty Automotive Group, Inc.*	500	4,725
Ford Motor Co.*	70,940	341,221
General Motors Corp.	22,600	259,900
Harley-Davidson, Inc.	10,400	377,104
Johnson Controls, Inc.	19,800	567,864
Lear Corp.*	2,700	38,286
Monaco Coach Corp.	400	1,216
Navistar International Corp.*	2,800	184,296
O'Reilly Automotive, Inc.*	3,600	80,460
Oshkosh Truck Corp.	2,600	53,794
PACCAR, Inc.	13,780	576,418
Penske Automotive Group, Inc.	3,200	47,168
Proliance International, Inc.*	94	89
Superior Industries International, Inc.	300	5,064
Tenneco, Inc.*	1,500	20,295
Thor Industries, Inc.	1,600	34,016
TRW Automotive Holdings Corp.*	3,700	68,339
United Rentals, Inc.*	3,200	62,752
Visteon Corp.*	4,600	12,098
Wabash National Corp.	300	2,268
WABCO Holdings, Inc.	2,666	123,862
Winnebago Industries, Inc.	400	4,076
		3,948,564
Banks/Savings & Loans — 3.0%
AMCORE Financial, Inc.	506	2,864
Associated Banc-Corp	4,619	89,101
Astoria Financial Corp.	3,700	74,296
Banco Bilbao Vizcaya Argentaria SA, ADR	4,958	94,053
BancorpSouth, Inc.	2,700	47,223
Bank of America Corp.	166,675	3,978,532
Bank of New York Mellon Corp.	30,150	1,140,574
BankUnited Financial Corp., Class A	500	480
BB&T Corp.	20,911	476,143
BOK Financial Corp.	2,242	119,835
Boston Private Financial Holdings, Inc.	1,300	7,371
Brookline Bancorp, Inc.	1,500	14,325
Capitol Federal Financial	2,500	94,025
Cathay Bancorp, Inc.	1,950	21,197
Central Pacific Financial Corp.	1,300	13,858
Chemical Financial Corp.	315	6,426
City National Corp.	1,200	50,484
Comerica, Inc.	5,900	151,217
Commerce Bancshares, Inc.	3,117	123,620

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Community Bank Systems, Inc.	400	$8,248
CVB Financial Corp.	2,416	22,807
Dime Community Bancshares	600	9,906
East West Bancorp, Inc.	2,200	15,532
F.N.B. Corp.	1,851	21,805
Fifth Third Bancorp	22,357	227,590
First Financial Bancorp	630	5,796
First Horizon National Corp.	4,600	34,178
First Midwest Bancorp, Inc.	1,500	27,975
First Niagara Financial Group, Inc.	3,500	45,010
FirstMerit Corp.	3,000	48,930
Frontier Financial Corp.	1,500	12,780
Fulton Financial Corp.	7,067	71,023
Glacier Bancorp, Inc.	1,875	29,981
Guaranty Financial Group, Inc.*	1,333	7,158
Hancock Holding Co.	400	15,716
Hanmi Financial Corp.	1,407	7,330
Harleysville National Corp.	463	5,167
Hudson City Bancorp, Inc.	22,607	377,085
Huntington Bancshares, Inc.	13,392	77,272
International Bancshares Corp.	2,750	58,767
Investors Bancorp, Inc.*	700	9,142
M&T Bank Corp.	3,000	211,620
MB Financial, Inc.	1,450	32,581
National City Corp.	26,611	126,934
National Penn Bancshares, Inc.	1,723	22,881
NBT Bancorp, Inc.	600	12,366
New York Community Bancorp, Inc.	11,765	209,888
NewAlliance Bancshares, Inc.	3,600	44,928
Northern Trust Corp.	8,700	596,559
Northwest Bancorp, Inc.	1,900	41,458
Old National Bancorp	2,307	32,898
Pacific Capital Bancorp	1,666	22,957
PacWest Bancorp	1,200	17,856
People's United Financial, Inc.	10,710	167,076
PNC Bank Corp.	13,536	772,906
Prosperity Bancshares, Inc.	1,200	32,076
Provident Bankshares Corp.	400	2,552
Provident Financial Services, Inc.	2,300	32,223
Regions Financial Corp.	29,116	317,656
S&T Bancorp, Inc.	415	12,060
Sovereign Bancorp, Inc.	18,060	132,922
Sterling Bancshares, Inc.	2,250	20,453
Sterling Financial Corp.-WA	1,660	6,872
SunTrust Banks, Inc.	11,626	421,094
SVB Financial Group*	500	24,055
TCF Financial Corp.	4,700	56,541
The Colonial BancGroup, Inc.	6,100	26,962
TrustCo Bank Corp.-NY	2,380	17,660
Trustmark Corp.	1,300	22,945
U.S. Bancorp	70,915	1,977,819
UCBH Holdings, Inc.	4,020	9,045
UMB Financial Corp.	1,600	82,032
Umpqua Holdings Corp.	1,400	16,982

	SHARES	VALUE†
UnionBanCal Corp.	4,900	$198,058
United Bankshares, Inc.	1,500	34,425
United Community Banks, Inc.	1,550	13,222
Valley National Bancorp	4,922	77,620
Wachovia Corp.	76,158	1,182,734
Washington Federal, Inc.	2,947	53,341
Washington Mutual, Inc.	37,834	186,522
Webster Financial Corp.	1,310	24,366
WesBanco, Inc.	100	1,715
Westamerica Bancorporation	700	36,813
Western Alliance Bancorp*	1,000	7,760
Wintrust Financial Corp.	300	7,155
Zions Bancorporation	2,707	85,243
		15,078,653
Broadcasting — 0.9%
Charter Communications, Inc., Class A*	17,100	17,955
Citadel Broadcasting Corp.	10,707	13,063
Comcast Corp., Class A	82,487	1,564,778
Comcast Corp., Class A Special	44,100	827,316
Cox Radio, Inc., Class A*	800	9,440
Crown Media Holdings, Inc., Class A*	2,400	11,376
Cumulus Media, Inc., Class A*	900	3,546
Discovery Holding Co., Class A*	8,040	176,558
DISH Network Corp., Class A*	8,300	243,024
Entercom Communications Corp.	1,100	7,722
Entravision Communications Corp.*	1,700	6,834
Gray Television, Inc.	500	1,435
Hearst-Argyle Television, Inc.	1,600	30,720
Liberty Global, Inc., Series A*	3,795	119,277
Liberty Global, Inc., Series C*	8,195	248,800
Liberty Media Holding Corp. — Capital, Series A*	6,030	86,832
Lin TV Corp., Class A*	200	1,192
Mediacom Communications Corp.*	2,700	14,418
Radio One, Inc., Class D*	2,000	2,580
Salem Communications Corp., Class A	200	394
Sinclair Broadcast Group, Inc., Class A	1,000	7,600
Spanish Broadcasting System, Inc., Class A*	400	456
The DIRECTV Group, Inc.*	48,899	1,266,973
TiVo, Inc.*	1,100	6,787
Westwood One, Inc.*	2,200	2,728
World Wrestling Federation Entertainment, Inc.	1,500	23,205
		4,695,009
Building & Construction — 0.4%
Cavco Industries, Inc.*	100	3,273
Centex Corp.	4,500	60,165
Champion Enterprises, Inc.*	2,100	12,285
D.R. Horton, Inc.	12,500	135,625
Dycom Industries, Inc.*	700	10,164
Emcor Group, Inc.*	2,200	62,766
Fleetwood Enterprises, Inc.*	2,200	5,764
Granite Construction Inc.	1,500	47,295
Insituform Technologies, Inc., Class A*	1,000	15,230

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building & Construction (Continued)
Jacobs Engineering Group, Inc.*	4,400	$355,080
KB Home	3,300	55,869
Lennar Corp., Class A	4,300	53,062
Lennar Corp., Class B	800	8,880
M.D.C. Holdings, Inc.	1,057	41,286
Martin Marietta Materials, Inc.	1,200	124,308
Masco Corp.	15,800	248,534
Modine Manufacturing Co.	400	4,948
NCI Building Systems, Inc.*	200	7,346
NVR, Inc.*	100	50,008
Perini Corp.*	110	3,636
Quanex Building Products Corp.	1,450	21,547
Simpson Manufacturing Co., Inc.	1,400	33,236
Texas Industries, Inc.	600	33,678
The Ryland Group, Inc.	1,200	26,172
The Shaw Group, Inc.*	3,200	197,728
Toll Brothers, Inc.*	5,800	108,634
Trex Co., Inc.*	100	1,173
URS Corp.*	1,600	67,152
USG Corp.*	3,400	100,538
Vulcan Materials Co.	2,991	178,802
		2,074,184
Business Services — 1.0%
Acxiom Corp.	3,000	34,470
Administaff, Inc.	1,000	27,890
AMN Healthcare Services, Inc.*	1,200	20,304
Automatic Data Processing, Inc.	23,100	967,890
BearingPoint, Inc.*	8,600	6,966
Brady Corp., Class A	1,600	55,248
CDI Corp.	300	7,632
ChoicePoint, Inc.*	3,266	157,421
Cintas Corp.	6,000	159,060
Concur Technologies, Inc.*	500	16,615
CSG Systems International, Inc.*	1,800	19,836
Ecolab, Inc.	9,200	395,508
Electronic Data Systems Corp.	20,700	510,048
Expeditors International of Washington, Inc.	8,100	348,300
Fair Isaac Corp.	1,600	33,232
Fiserv, Inc.*	6,650	301,711
Foundry Networks, Inc.*	5,100	60,282
FTI Consulting, Inc.*	1,100	75,306
Gartner, Inc., Class A*	4,600	95,312
Gevity HR, Inc.	200	1,076
Global Payments, Inc.	2,480	115,568
Hudson Highland Group, Inc.*	270	2,827
Iron Mountain, Inc.*	7,975	211,736
Kelly Services, Inc., Class A	500	9,665
Kenexa Corp.*	1,000	18,840
Korn/Ferry International*	1,400	22,022
Manpower, Inc.	3,200	186,368
Mastercard, Inc.	500	132,760
MAXIMUS, Inc.	400	13,928
MPS Group, Inc.*	3,900	41,457

	SHARES	VALUE†
Navigant Consulting, Inc.*	1,613	$31,550
Paychex, Inc.	15,250	477,020
Resources Connection, Inc.	1,600	32,560
Robert Half International, Inc.	6,200	148,614
SEI Investments Co.	7,400	174,048
TeleTech Holdings, Inc.*	1,900	37,924
Tetra Tech, Inc.*	2,300	52,026
The Corporate Executive Board Co.	800	33,640
TrueBlue, Inc.*	2,300	30,383
Watson Wyatt & Co. Holdings	1,500	79,335
		5,146,378
Chemicals — 1.7%
A. Schulman, Inc.	200	4,606
Air Products & Chemicals, Inc.	9,000	889,740
Airgas, Inc.	2,800	163,492
Albemarle Corp.	4,000	159,640
Arch Chemicals, Inc.	200	6,630
Ashland, Inc.	2,700	130,140
Cabot Corp.	2,400	58,344
Cabot Microelectronics Corp.*	300	9,945
Celanese Corp.	5,100	232,866
Chemtura Corp.	10,078	58,856
Cytec Industries, Inc.	2,000	109,120
Dionex Corp.*	300	19,911
Dow Chemical Co.	38,200	1,333,562
E.I. du Pont de Nemours & Co.	36,800	1,578,352
Eastman Chemical Co.	2,900	199,694
Ferro Corp.	1,500	28,140
FMC Corp.	1,400	108,416
Georgia Gulf Corp.	600	1,740
H.B. Fuller Co.	2,300	51,612
Hercules, Inc.	4,100	69,413
Kronos Worldwide, Inc.	1,422	21,885
Lubrizol Corp.	2,600	120,458
Minerals Technologies, Inc.	300	19,077
Nalco Holding Co.	2,190	46,318
NL Industries, Inc.	800	7,624
Olin Corp.	2,100	54,978
OM Group, Inc.*	400	13,116
PolyOne Corp.*	3,100	21,607
Praxair, Inc.	12,200	1,149,728
Rockwood Holdings, Inc.*	2,800	97,440
Rohm & Haas Co.	8,000	371,520
RPM, Inc.	4,400	90,640
Sigma-Aldrich Corp.	5,000	269,300
Spartech Corp.	500	4,715
Symyx Technologies, Inc.*	400	2,792
Terra Industries, Inc.	3,400	167,790
The Mosaic Co.*	4,400	636,680
The Valspar Corp.	3,200	60,512
Tronox, Inc., Class B	857	2,588
Valhi, Inc.	3,660	99,735
W.R. Grace & Co.*	700	16,443
Westlake Chemical Corp.	2,100	31,206
Zep, Inc.	500	7,440
		8,527,811

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services — 0.5%
Advance America Cash Advance Centers, Inc.	500	$2,540
Alliance Data Systems Corp.*	3,100	175,305
Arbitron, Inc.	300	14,250
Broadridge Financial Solutions, Inc.	5,775	121,564
Coinstar, Inc.*	1,000	32,710
Convergys Corp.*	5,300	78,758
CoStar Group, Inc.*	200	8,890
Deluxe Corp.	2,100	37,422
Euronet Worldwide, Inc.*	1,400	23,660
Fluor Corp.	2,100	390,768
Global Cash Access Holdings, Inc.*	500	3,430
Heartland Payment Systems, Inc.	1,400	33,040
Hewitt Associates, Inc., Class A*	380	14,565
Live Nation, Inc.*	3,200	33,856
Mobile Mini, Inc.*	1,000	20,000
Moody's Corp.	11,100	382,284
PHH Corp.*	1,567	24,054
Plexus Corp.*	800	22,144
Polycom, Inc.*	3,400	82,824
Quanta Services, Inc.*	5,834	194,097
R.H. Donnelley Corp.*	2,459	7,377
TETRA Technologies, Inc.*	2,600	61,646
The Western Union Co.	29,079	718,833
Viad Corp.	400	10,316
Weight Watchers International, Inc.	3,700	131,757
Wright Express Corp.*	1,300	32,240
		2,658,330
Communication Services — 0.0%
JDS Uniphase Corp.*	7,586	86,177
Macrovision Solutions Corp.*	3,513	52,549
		138,726
Communications Equipment — 0.1%
Arris Group, Inc.*	3,500	29,575
Atheros Communications, Inc.*	1,500	45,000
Ceradyne, Inc.*	300	10,290
Finisar Corp.*	13,400	15,946
General Cable Corp.*	1,400	85,190
Ixia*	1,700	11,815
L-3 Communications Holdings, Inc.	4,100	372,567
MasTec, Inc.*	2,200	23,452
Sonus Networks, Inc.*	12,300	42,066
Tekelec*	2,000	29,420
UTStarcom, Inc.*	4,400	24,068
ViaSat, Inc.*	1,200	24,252
		713,641
Computer Equipment — 1.4%
Adaptec, Inc.*	1,100	3,520
Electronics for Imaging, Inc.*	1,500	21,900
EMC Corp.*	87,332	1,282,907

	SHARES	VALUE†
Emulex Corp.*	3,300	$38,445
Hutchinson Technology, Inc.*	400	5,376
Imation Corp.	500	11,460
Ingram Micro, Inc., Class A*	6,300	111,825
Insight Enterprises, Inc.*	1,000	11,730
Intel Corp.	205,600	4,416,288
MEMC Electronic Materials, Inc.*	8,400	516,936
Mentor Graphics Corp.*	3,500	55,300
MTS Systems Corp.	152	5,454
Palm, Inc.	3,400	18,326
SanDisk Corp.*	7,800	145,860
Semtech Corp.*	3,700	52,059
Silicon Storage Technology, Inc.*	1,300	3,601
Synaptics, Inc.*	300	11,319
Trident Microsystems, Inc.*	2,700	9,855
Varian Semiconductor Equipment Associates, Inc.*	2,925	101,848
Western Digital Corp.*	8,900	307,317
Whitney Holding Corp.	2,525	46,208
		7,177,534
Computer Services — 1.5%
Affiliated Computer Services, Inc., Class A*	4,300	230,007
Aspen Technology, Inc.*	3,000	39,900
Avocent Corp.*	1,100	20,460
Black Box Corp.	300	8,157
Brocade Communications Systems, Inc.*	15,950	131,428
Cadence Design Systems, Inc.*	11,800	119,180
Cisco Systems, Inc.*	207,621	4,829,264
Cognizant Technology Solutions Corp., Class A*	9,400	305,594
Computer Sciences Corp.*	6,300	295,092
Compuware Corp.*	14,300	136,422
Diebold, Inc.	2,800	99,624
DST Systems, Inc.*	2,500	137,625
Extreme Networks, Inc.*	3,400	9,656
FactSet Research Systems, Inc.	1,050	59,178
Fidelity National Information Services, Inc.	9,678	357,215
IHS, Inc., Class A*	1,600	111,360
Jack Henry & Associates, Inc.	3,100	67,084
Manhattan Associates, Inc.*	300	7,119
MICROS Systems, Inc.*	3,200	97,568
NCR Corp.*	6,900	173,880
NETGEAR, Inc.*	1,000	13,860
Perot Systems Corp., Class A*	4,500	67,545
Sapient Corp.*	5,000	32,100
SRA International, Inc., Class A*	1,400	31,444
Sybase, Inc.*	3,100	91,202
Sykes Enterprises, Inc.*	1,400	26,404
Syntel, Inc.	1,400	47,208
Unisys Corp.*	13,800	54,510
Wind River Systems, Inc.*	3,300	35,937
		7,636,023

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computer Software — 3.5%
3Com Corp.*	14,100	$29,892
ACI Worldwide, Inc.*	900	15,831
Activision, Inc.*	11,744	400,118
Adobe Systems, Inc.*	23,208	914,163
Advent Software, Inc.*	400	14,432
ANSYS, Inc.*	3,000	141,360
Applied Biosystems, Inc.	6,700	224,316
Autodesk, Inc.*	9,300	314,433
Blackbaud, Inc.	500	10,700
Blackboard, Inc.*	1,000	38,230
BMC Software, Inc.*	8,200	295,200
Borland Software Corp.*	2,200	2,992
CA, Inc.	21,600	498,744
Citrix Systems, Inc.*	6,400	188,224
Electronic Arts, Inc.*	12,300	546,489
Epicor Software Corp.*	1,900	13,129
eResearch Technology, Inc.*	1,600	27,904
Informatica Corp.*	2,400	36,096
Intermec, Inc.*	1,800	37,944
Intuit, Inc.*	13,200	363,924
L-1 Identity Solutions, Inc.*	2,731	36,377
Lawson Software, Inc.*	7,000	50,890
McAfee, Inc.*	6,400	217,792
Metavante Technologies, Inc.*	3,200	72,384
Microsoft Corp.	250,000	6,877,500
Midway Games, Inc.*	3,500	7,700
National Instruments Corp.	2,850	80,854
NetApp, Inc.*	14,200	307,572
Novell, Inc.*	13,200	77,748
Nuance Communications, Inc.*	7,700	120,659
NVIDIA Corp.*	21,300	398,736
Omniture, Inc.*	600	11,142
Openwave Systems, Inc.*	3,000	4,470
Oracle Corp.*	189,560	3,980,760
Parametric Technology Corp.*	4,580	76,349
Progress Software Corp.*	1,300	33,241
Quest Software, Inc.*	3,600	53,316
Red Hat, Inc.*	7,200	148,968
Salesforce.com, Inc.*	4,300	293,389
Symantec Corp.*	37,565	726,883
Take-Two Interactive Software, Inc.*	2,150	54,975
Teradata Corp.*	6,900	159,666
THQ, Inc.*	1,850	37,481
TIBCO Software, Inc.*	8,500	65,025
Ulticom, Inc.*	500	4,250
Verint Systems, Inc.*	1,000	23,480
		18,035,728
Computers — 3.6%
Apple, Inc.*	32,400	5,425,056
Dell, Inc.*	90,900	1,988,892
Hewlett-Packard Co.	103,801	4,589,042
International Business Machines Corp.	48,400	5,736,852
Sun Microsystems, Inc.*	36,000	391,680
		18,131,522

	SHARES	VALUE†
Construction Materials — 0.0%
Eagle Materials, Inc.	1,593	$40,351
Consumer Products — 2.3%
Avon Products, Inc.	18,700	673,574
Blyth, Inc.	1,500	18,045
Central Garden & Pet Co.*	200	910
Central Garden & Pet Co., Class A*	400	1,640
Clorox Co.	6,100	318,420
Colgate-Palmolive Co.	21,600	1,492,560
Energizer Holdings, Inc.*	2,000	146,180
Estee Lauder Companies, Inc., Class A	4,800	222,960
Fortune Brands, Inc.	5,300	330,773
Fossil, Inc.*	2,600	75,582
Hasbro, Inc.	5,700	203,604
IDEXX Laboratories, Inc.*	1,600	77,984
International Flavors & Fragrances, Inc.	3,500	136,710
Jarden Corp.*	2,655	48,427
Mattel, Inc.	15,300	261,936
Newell Rubbermaid, Inc.	11,100	186,369
Procter & Gamble Co.	123,705	7,522,501
Russ Berrie & Co., Inc.*	400	3,188
Sally Beauty Holdings, Inc.*	3,500	22,610
Spectrum Brands, Inc.*	1,500	3,825
The Scotts Co., Class A	2,200	38,654
Tupperware Corp.	1,700	58,174
		11,844,626
Containers & Glass — 0.1%
Crown Holdings, Inc.*	6,900	179,331
Owens-Illinois, Inc.*	5,800	241,802
Silgan Holdings, Inc.	600	30,444
		451,577
Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.	3,800	85,196
Pactiv Corp.*	4,500	95,535
Rock-Tenn Co., Class A	1,400	41,986
Sealed Air Corp.	5,800	110,258
Sonoco Products Co.	1,700	52,615
		385,590
Distribution/Wholesale — 0.2%
Brightpoint, Inc.*	1,680	12,264
Central European Distribution Corp.*	1,400	103,810
Fastenal Co.	5,100	220,116
Genuine Parts Co.	5,900	234,112
Grainger, Inc.	2,500	204,500
LKQ Corp.*	2,600	46,982
Owens & Minor, Inc.	1,500	68,535
ScanSource, Inc.*	200	5,352
United Natural Foods, Inc.*	1,600	31,168
United Stationers, Inc.*	500	18,475
Watsco, Inc.	200	8,360
WESCO International, Inc.*	1,500	60,060
		1,013,734

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Operations — 2.1%
3M Co.	28,600	$1,990,274
Actuant Corp., Class A	2,400	75,240
Acuity Brands, Inc.	1,000	48,080
Barnes Group, Inc.	1,900	43,871
Carlisle Cos., Inc.	2,600	75,400
Chemed Corp.	400	14,644
Corning, Inc.	61,560	1,418,958
Covanta Holding Corp.*	5,690	151,866
Crane Co.	2,300	88,619
Danaher Corp.	12,300	950,790
ESCO Technologies, Inc.*	400	18,768
Esterline Technologies Corp.*	300	14,778
Federal Signal Corp.	900	10,800
Griffon Corp.*	400	3,504
Harsco Corp.	2,000	108,820
Hawaiian Electric Industries, Inc.	2,800	69,244
Illinois Tool Works, Inc.	22,700	1,078,477
ITT Industries, Inc.	7,400	468,642
KBR, Inc.	8,946	312,305
Lancaster Colony Corp.	500	15,140
Leucadia National Corp.	7,800	366,132
Lockheed Martin Corp.	15,500	1,529,230
Mathews International Corp., Class A	500	22,630
Pentair, Inc.	3,700	129,574
PerkinElmer, Inc.	4,500	125,325
PPG Industries, Inc.	6,600	378,642
Roper Industries, Inc.	3,100	204,228
Sensient Technologies Corp.	1,800	50,688
Teleflex, Inc.	900	50,031
Textron, Inc.	7,800	373,854
Tredegar Corp.	400	5,880
Trinity Industries, Inc.	2,400	83,256
Universal Corp.	500	22,610
Vector Group Ltd.	1,588	25,614
Walter Industries, Inc.	1,400	152,278
		10,478,192
Education — 0.1%
Apollo Group, Inc., Class A*	6,550	289,903
Career Education Corp.*	3,700	54,057
Corinthian Colleges, Inc.*	3,100	35,991
DeVry, Inc.	2,400	128,688
ITT Educational Services, Inc.*	900	74,367
Renaissance Learning, Inc.	500	5,605
Strayer Education, Inc.	200	41,814
The Geo Group, Inc.*	800	18,000
Universal Technical Institute, Inc.*	1,000	12,460
		660,885
Electric Utilities — 0.1%
ALLETE, Inc.	1,000	42,000
Dynegy, Inc.*	16,200	138,510
Great Plains Energy, Inc.	2,700	68,256
Integrys Energy Group, Inc.	1,377	69,993
NSTAR	4,300	145,426

	SHARES	VALUE†
Portland General Electric Co.	2,100	$47,292
Weststar Energy, Inc.	3,100	66,681
		578,158
Electrical Equipment — 1.5%
A.O. Smith Corp.	300	9,849
Advanced Energy Industries, Inc.*	1,800	24,660
Avid Technology, Inc.*	1,700	28,883
Axcelis Technologies, Inc.*	2,800	13,664
Checkpoint Systems, Inc.*	600	12,528
Cooper Industries Ltd.	1,100	43,450
Credence Systems Corp.*	2,500	3,250
FLIR Systems, Inc.*	5,000	202,850
General Electric Co.	241,899	6,456,284
GrafTech International Ltd.*	3,700	99,271
Lincoln Electric Holdings, Inc.	900	70,830
Littelfuse, Inc.*	400	12,620
Microchip Technology, Inc.	8,150	248,901
Molex, Inc.	2,500	57,275
Molex, Inc., Class A	2,600	63,466
Power Integrations, Inc.*	400	12,644
Power-One, Inc.*	1,200	2,268
Rogers Corp.*	300	11,277
Veeco Instruments, Inc.*	400	6,432
Vicor Corp.	200	1,996
Xilinx, Inc.	12,400	313,100
		7,695,498
Electronics — 2.6%
Advanced Micro Devices, Inc.*	18,400	107,272
Agilent Technologies, Inc.*	16,800	597,072
Altera Corp.	14,500	300,150
American Superconductor Corp.*	500	17,925
AMETEK, Inc.	3,750	177,075
Amkor Technology, Inc.*	7,500	78,075
Amphenol Corp., Class A	6,600	296,208
Analog Devices, Inc.	13,900	441,603
Anixter International, Inc.*	1,600	95,184
Applied Energetics, Inc.*	2,300	3,657
Applied Materials, Inc.	55,900	1,067,131
Applied Micro Circuits Corp.*	2,950	25,252
Arrow Electronics, Inc.*	4,600	141,312
Atmel Corp.*	19,500	67,860
ATMI, Inc.*	1,500	41,880
Avnet, Inc.*	5,522	150,640
AVX Corp.	6,200	70,122
Belden, Inc.	1,500	50,820
Benchmark Electronics, Inc.*	2,250	36,765
Broadcom Corp., Class A*	19,900	543,071
Brooks Automation, Inc.*	2,500	20,675
Cirrus Logic, Inc.*	3,100	17,236
Coherent, Inc.*	400	11,956
Conexant Systems, Inc.*	281	1,265
Cree, Inc.*	2,600	59,306
Cubic Corp.	500	11,140
Cymer, Inc.*	1,500	40,320
Cypress Semiconductor Corp.*	6,100	150,975

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronics (Continued)
Daktronics, Inc.	1,600	$32,272
Diodes, Inc.*	1,500	41,460
DSP Group, Inc.*	500	3,500
Emerson Electric Co.	32,100	1,587,345
Energy Conversion Devices, Inc.*	900	66,276
EnerSys*	1,800	61,614
Entegris, Inc.*	5,017	32,861
Exar Corp.*	600	4,524
Fairchild Semiconductor International, Inc.*	4,600	53,958
FormFactor, Inc.*	1,100	20,273
Gentex Corp.	5,600	80,864
Harman International Industries, Inc.	1,900	78,641
Hittite Microwave Corp.*	1,100	39,182
Hubbell, Inc., Class B	2,100	83,727
II-VI, Inc.*	1,100	38,412
Integrated Device Technology, Inc.*	7,990	79,421
International Rectifier Corp.*	2,600	49,920
Intersil Corp., Class A	5,500	133,760
Itron, Inc.*	1,000	98,350
Jabil Circuit, Inc.	8,500	139,485
KEMET Corp.*	1,500	4,860
KLA-Tencor Corp.	9,000	366,390
Lam Research Corp.*	5,700	206,055
Lattice Semiconductor Corp.*	3,900	12,207
Linear Technology Corp.	7,000	227,990
LSI Corp.*	29,110	178,735
Maxim Integrated Products, Inc.	12,836	271,481
Micrel, Inc.	2,800	25,620
Micron Technology, Inc.*	28,714	172,284
Microsemi Corp.*	2,900	73,022
MKS Instruments, Inc.*	2,300	50,370
Multi-Fineline Electronix, Inc.*	600	16,602
National Semiconductor Corp.	12,700	260,858
Newport Corp.*	1,600	18,224
Novellus Systems, Inc.*	4,556	96,542
OmniVision Technologies, Inc.*	1,000	12,090
ON Semiconductor Corp.*	17,600	161,392
Photronics, Inc.*	600	4,224
PMC-Sierra, Inc.*	8,400	64,260
QLogic Corp.*	5,800	84,622
Rambus, Inc.*	4,400	83,908
Rockwell Automation Inc.	6,400	279,872
Sanmina-SCI Corp.*	21,220	27,162
Silicon Image, Inc.*	2,600	18,850
Silicon Laboratories, Inc.*	2,100	75,789
Skyworks Solutions, Inc.*	7,200	71,064
Synopsys, Inc.*	4,900	117,159
Taser International, Inc.*	1,000	4,990
Tech Data Corp.*	1,300	44,057
Technitrol, Inc.	1,500	25,485
Teradyne, Inc.*	7,100	78,597
Tessera Technologies, Inc.*	1,600	26,192
Texas Instruments, Inc.	57,600	1,622,016

	SHARES	VALUE†
Thermo Fisher Scientific, Inc.*	15,523	$865,097
Thomas & Betts Corp.*	2,300	87,055
Trimble Navigation Ltd.*	3,900	139,230
TriQuint Semiconductor, Inc.*	5,100	30,906
Vishay Intertechnology, Inc.*	6,430	57,034
Vitesse Semiconductor Corp.*	2,800	1,792
Zoran Corp.*	1,700	19,890
		13,331,765
Energy — 2.6%
Centerpoint Energy, Inc.	12,850	206,243
ChevronTexaco Corp.	85,547	8,480,274
CONSOL Energy, Inc.	7,000	786,590
DTE Energy Co.	6,800	288,592
Entergy Corp.	7,500	903,600
Evergreen Energy, Inc.*	2,600	4,524
Evergreen Solar, Inc.*	2,100	20,349
NRG Energy, Inc.*	10,400	446,160
Peabody Energy Corp.	11,100	977,355
Progress Energy, Inc.	10,200	426,666
Sempra Energy	10,010	565,064
Syntroleum Corp.*	1,500	2,565
VeraSun Energy Corp.*	800	3,304
Watts Industries, Inc., Class A	400	9,960
		13,121,246
Environmental Services — 0.0%
Compagnie Generale de Geophysique-Veritas, ADR*	1,406	66,377
Headwaters, Inc.*	1,500	17,655
Mine Safety Appliances Co.	800	31,992
Rollins, Inc.	3,525	52,241
		168,265
Facility Services — 0.0%
ABM Industries, Inc.	1,800	40,050
Financial Services — 5.7%
Advanta Corp., Class B	300	1,887
Affiliated Managers Group, Inc.*	600	54,036
AMBAC Financial Group, Inc.	2,850	3,819
American Capital Strategies, Ltd.	6,100	144,997
American Express Co.	47,600	1,793,092
AmeriCredit Corp.*	4,900	42,238
Ameriprise Financial, Inc.	10,040	408,327
Asset Acceptance Capital Corp.	1,300	15,886
Bank of Hawaii Corp.	1,900	90,820
BGC Partners, Inc., Class A*	400	3,020
BlackRock, Inc.	1,400	247,800
Capital One Financial Corp.	12,772	485,464
Cash America International, Inc.	1,200	37,200
Charles Schwab Corp.	50,700	1,041,378
CIT Group, Inc.	7,600	51,756
Citigroup, Inc.	193,789	3,247,904
Citizens Banking Corp.	2,894	8,161
Cohen & Steers, Inc.	1,500	38,955
CompuCredit Corp.*	1,700	10,200

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Financial Services (Continued)
Countrywide Credit Industries, Inc.	23,100	$98,175
Cullen/Frost Bankers, Inc.	2,100	104,685
Discover Financial Services	21,300	280,521
Dun & Bradstreet Corp.	1,800	157,752
E*Trade Financial Corp.*	16,200	50,868
Eaton Vance Corp.	4,400	174,944
Equifax, Inc.	4,789	161,006
Federal National Mortgage Association	39,000	760,890
Federated Investors, Inc., Class B	3,600	123,912
Financial Federal Corp.	300	6,588
First Commonwealth Financial Corp.	2,200	20,526
Franklin Resources, Inc.	8,000	733,200
Greenhill & Co., Inc.	900	48,474
H&R Block, Inc.	12,900	276,060
Interactive Data Corp.	3,200	80,416
IntercontinentalExchange, Inc.*	700	79,800
Investment Technology Group, Inc.*	1,500	50,190
Irwin Financial Corp.	400	1,076
J.P. Morgan Chase & Co.	139,269	4,778,319
Jackson Hewitt Tax Service, Inc.	500	6,110
Janus Capital Group, Inc.	7,100	187,937
Jefferies Group, Inc.	4,300	72,326
KeyCorp	15,400	169,092
Knight Capital Group, Inc., Class A*	4,200	75,516
LaBranche & Co., Inc.*	500	3,540
Legg Mason, Inc.	2,850	124,174
Lehman Brothers Holdings, Inc.	20,300	402,143
Marshall & Ilsley Corp.	9,600	147,168
MBIA, Inc.	4,900	21,511
MCG Capital Corp.	1,900	7,562
Merrill Lynch & Co., Inc.	34,162	1,083,277
MoneyGram International, Inc.	2,900	2,616
Morgan Stanley	42,600	1,536,582
Nelnet, Inc., Class A	1,000	11,230
NYSE Euronext	5,600	283,696
optionsXpress Holdings, Inc.	600	13,404
Piper Jaffray Cos., Inc.*	360	10,559
Protective Life Corp.	2,400	91,320
Prudential Financial, Inc.	18,700	1,117,138
Raymond James Financial, Inc.	3,900	102,921
State Street Corp.	14,140	904,819
Susquehanna Bancshares, Inc.	1,900	26,011
Synovus Financial Corp.	13,000	113,490
T. Rowe Price Group, Inc.	10,000	564,700
TD Ameritrade Holding Corp.*	23,200	419,688
The First Marblehead Corp.	3,800	9,766
The Goldman Sachs Group, Inc.	12,500	2,186,250
The Nasdaq OMX Group, Inc.*	4,000	106,200
The South Financial Group, Inc.	2,700	10,584
The Student Loan Corp.	400	39,232
Thinkorswim Group, Inc.*	700	4,935
Waddell & Reed Financial, Inc., Class A	2,717	95,122
Wells Fargo & Co.	136,574	3,243,632
Wilmington Trust Corp.	2,500	66,100
World Acceptance Corp.*	900	30,303
		29,004,996

	SHARES	VALUE†
Food & Beverages — 4.1%
American Italian Pasta Co., Class A*	300	$3,402
Anheuser-Busch Cos., Inc.	32,300	2,006,476
Archer-Daniels-Midland Co.	26,277	886,849
Brown Forman Corp., Class B	2,000	151,140
Campbell Soup Co.	16,300	545,398
Chiquita Brands International, Inc.*	500	7,585
Coca-Cola Co.	93,800	4,875,724
Coca-Cola Enterprises, Inc.	20,200	349,460
ConAgra, Inc.	21,200	408,736
Constellation Brands, Inc., Class A*	7,600	150,936
Corn Products International, Inc.	2,700	132,597
Dean Foods Co.*	5,184	101,710
Del Monte Foods Co.	7,188	51,035
Flowers Foods, Inc.	3,337	94,571
General Mills, Inc.	13,500	820,395
H.J. Heinz Co.	13,200	631,620
Hain Celestial Group, Inc.*	1,400	32,872
Hansen Natural Corp.*	900	25,938
Hershey Foods Corp.	6,300	206,514
Hormel Foods Corp.	5,500	190,355
Kellogg Co.	15,900	763,518
Kraft Foods, Inc., Class A	64,671	1,839,890
McCormick & Co., Inc.	4,300	153,338
Molson Coors Brewing Co., Class B	4,600	249,918
Panera Bread Co., Class A*	300	13,878
PepsiAmericas, Inc.	4,400	87,032
PepsiCo, Inc.	65,690	4,177,227
Pilgrim's Pride Corp.	2,700	35,073
Ralcorp Holdings, Inc.*	500	24,720
Sanderson Farms, Inc.	400	13,808
Sara Lee Corp.	29,300	358,925
Smithfield Foods, Inc.*	4,000	79,520
SYSCO Corp.	24,700	679,497
The J.M. Smucker Co.	1,329	54,011
Tootsie Roll Industries, Inc.	594	14,927
TreeHouse Foods, Inc.*	816	19,796
Tyson Foods, Inc., Class A	10,402	155,406
Wm. Wrigley Jr. Co.	8,725	678,630
		21,072,427
Forest & Paper Products — 0.4%
International Paper Co.	18,724	436,269
Kimberly-Clark Corp.	18,300	1,093,974
P.H. Glatfelter Co.	700	9,457
Smurfit-Stone Container Corp.*	9,700	39,479
Universal Forest Products, Inc.	200	5,992
Wausau-Mosinee Paper Corp.	800	6,168
Weyerhaeuser Co.	9,415	481,483
		2,072,822
Funeral Services — 0.0%
Hillenbrand, Inc.	2,500	53,500
Service Corp. International	11,710	115,461
Stewart Enterprises, Inc., Class A	3,000	21,600
		190,561

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Biotechnology — 2.3%
Abraxis BioScience, Inc.*	766	$48,610
Affymetrix, Inc.*	2,700	27,783
Alexion Pharmaceuticals, Inc.*	1,000	72,500
Amgen, Inc.*	46,622	2,198,694
Applera Corp. — Celera Genomics Group.*	2,800	31,808
Arena Pharmaceuticals, Inc.*	1,500	7,785
AtheroGenics, Inc.*	600	352
Biogen Idec, Inc.*	13,505	754,794
BioMarin Pharmaceutical, Inc.*	3,200	92,736
Cambrex Corp.*	500	2,935
Charles River Laboratories International, Inc.*	2,588	165,425
CV Therapeutics, Inc.*	1,400	11,522
Enzon, Inc.*	500	3,560
Exelixis, Inc.*	3,800	19,000
Genentech, Inc.*	31,500	2,390,850
Genzyme Corp.*	9,900	712,998
Gilead Sciences, Inc.*	36,800	1,948,560
Illumina, Inc.*	1,700	148,087
ImClone Systems, Inc.*	2,700	109,242
Incyte Corp.*	2,000	15,220
Integra LifeSciences Holdings*	400	17,792
InterMune, Inc.*	1,300	17,056
Martek Biosciences Corp.*	1,100	37,081
Medarex, Inc.*	5,000	33,050
Medtronic, Inc.	46,000	2,380,500
Meridian Bioscience, Inc.	300	8,076
Myriad Genetics, Inc.*	1,300	59,176
Nabi Biopharmaceuticals*	1,600	6,304
Nuvelo, Inc.*	1,600	896
PDL BioPharma Inc.	4,400	46,728
Pharmaceutical Product Development, Inc.	3,900	167,310
Regeneron Pharmaceuticals, Inc.*	2,300	33,212
Techne Corp.*	800	61,912
Telik, Inc.*	1,900	2,299
The Medicines Co.*	1,700	33,694
Trimeris, Inc.	300	1,416
		11,668,963
Health Care - Drugs — 3.4%
Abbott Laboratories	61,800	3,273,546
Adolor Corp.*	1,600	8,768
Alkermes, Inc.*	4,179	51,652
Alnylam Pharmaceuticals, Inc.*	500	13,365
Alpharma, Inc., Class A*	1,700	38,301
AmerisourceBergen Corp.	7,118	284,649
Amylin Pharmaceuticals, Inc.*	4,400	111,716
APP Pharmaceuticals, Inc.*	6,250	104,500
Auxilium Pharmaceuticals, Inc.*	500	16,810
Barr Laboratories, Inc.*	3,825	172,431
Bristol-Myers Squibb Co.	80,800	1,658,824
Celgene Corp.*	16,904	1,079,659

	SHARES	VALUE†
Cephalon, Inc.*	2,300	$153,387
Cubist Pharmaceuticals, Inc.*	1,600	28,576
Dendreon Corp.*	600	2,670
Eli Lilly & Co.	45,300	2,091,048
Forest Laboratories, Inc.*	12,700	441,198
Impax Laboratories, Inc.(a)*	700	5,600
Inspire Pharmaceuticals, Inc.*	400	1,712
Isis Pharmaceuticals, Inc.*	2,900	39,527
K-V Pharmaceutical Co., Class A*	1,500	28,995
King Pharmaceuticals, Inc.*	9,249	96,837
Ligand Pharmaceuticals, Inc., Class B*	900	2,340
MannKind Corp.*	1,600	4,800
Medicis Pharmaceutical Corp., Class A	1,300	27,014
Mylan Laboratories, Inc.*	6,425	77,550
Neurocrine Biosciences, Inc.*	800	3,352
NPS Pharmaceuticals, Inc.*	500	2,225
Onyx Pharmaceuticals, Inc.*	1,300	46,280
OSI Pharmaceuticals, Inc.*	2,200	90,904
Par Pharmaceutical Cos., Inc.*	700	11,361
Pfizer, Inc.	240,875	4,208,086
PharMerica Corp.*	1,251	28,260
Sciele Pharma, Inc.	1,300	25,155
Sepracor, Inc.*	3,900	77,688
United Therapeutics Corp.*	200	19,550
Valeant Pharmaceuticals International*	3,000	51,330
Vertex Pharmaceuticals, Inc.*	4,000	133,880
ViroPharma, Inc.*	2,800	30,968
Watson Pharmaceuticals, Inc.*	3,900	105,963
Wyeth	53,800	2,580,248
Zymogenetics, Inc.*	3,200	26,944
		17,257,669
Health Care - Products — 3.6%
Advanced Medical Optics, Inc.*	1,874	35,119
Align Technology, Inc.*	2,500	26,225
Allergan, Inc.	7,600	395,580
American Medical Systems Holdings, Inc.*	2,100	31,395
ArthroCare Corp.*	200	8,162
Beckman Coulter, Inc.	2,600	175,578
Becton, Dickinson & Co.	9,400	764,220
Boston Scientific Corp.*	40,475	497,438
C.R. Bard, Inc.	3,700	325,415
CONMED Corp.*	500	13,275
Cyberonics, Inc.*	400	8,680
Datascope Corp.	300	14,100
DENTSPLY International, Inc.	5,734	211,011
Eclipsys Corp.*	300	5,508
Edwards Lifesciences Corp.*	1,400	86,856
Haemonetics Corp.*	500	27,730
Henry Schein, Inc.*	3,000	154,710
Hill-Rom Holdings, Inc.	2,500	67,450
Hologic, Inc.*	7,152	155,914
Hospira, Inc.*	5,440	218,198
Human Genome Sciences, Inc.*	4,700	24,487
Immucor, Inc.*	2,175	56,289
Invacare Corp.	500	10,220

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Products (Continued)
Invitrogen Corp.*	2,600	$102,076
Johnson & Johnson	116,012	7,464,212
Kinetic Concepts, Inc.*	2,100	83,811
Mentor Corp.	1,700	47,294
Merck & Co., Inc.	86,800	3,271,492
Nektar Therapeutics*	3,500	11,725
NuVasive, Inc.*	1,200	53,592
Patterson Cos., Inc.*	5,000	146,950
Perrigo Co.	3,200	101,664
PSS World Medical, Inc.*	2,900	47,270
ResMed, Inc.*	2,300	82,202
Schering-Plough Corp.	59,500	1,171,555
Sirona Dental Systems, Inc.*	1,900	49,248
St. Jude Medical, Inc.*	13,400	547,792
Stryker Corp.	15,400	968,352
The Cooper Cos., Inc.	1,155	42,908
Thoratec Corp.*	2,100	36,519
USANA Health Sciences, Inc.*	200	5,374
Varian Medical Systems, Inc.*	4,800	248,880
West Pharmaceutical Services, Inc.	800	34,624
Wright Medical Group, Inc.*	400	11,364
Zimmer Holdings, Inc.*	8,380	570,259
		18,412,723
Health Care - Services — 2.1%
Allscripts Heathcare Solutions, Inc.*	1,900	23,579
Amedisys, Inc.*	1,100	55,462
AMERIGROUP Corp.*	2,200	45,760
AmSurg Corp.*	300	7,305
Apria Healthcare Group, Inc.*	1,800	34,902
Baxter International, Inc.	26,200	1,675,228
Cardinal Health, Inc.	15,900	820,122
Centene Corp.*	1,800	30,222
Cerner Corp.*	2,600	117,468
Community Health Systems, Inc.*	3,300	108,834
Covance, Inc.*	2,300	197,846
Coventry Health Care, Inc.*	6,350	193,167
DaVita, Inc.*	3,500	185,955
Express Scripts, Inc.*	8,400	526,848
Health Management Associates, Inc., Class A*	8,700	56,637
Health Net, Inc.*	3,900	93,834
HealthExtras, Inc.*	1,300	39,182
HEALTHSOUTH Corp.*	800	13,304
Healthspring, Inc.*	500	8,440
Healthways, Inc.*	500	14,800
Hlth Corp.*	11,100	125,652
Humana, Inc.*	5,500	218,735
IMS Health, Inc.	7,700	179,410
Kindred Healthcare, Inc.*	1,800	51,768
Laboratory Corp. of America Holdings*	5,000	348,150
LifePoint Hospitals, Inc.*	233	6,594
Lincare Holdings Inc.*	3,600	102,240

	SHARES	VALUE†
Magellan Health Services, Inc.*	1,300	$48,139
McKesson HBOC, Inc.	11,000	615,010
Medco Health Solutions, Inc.*	22,938	1,082,674
MedQuist, Inc.*	500	3,925
Molina Healthcare, Inc.*	1,000	24,340
Odyssey Healthcare, Inc.*	400	3,896
Omnicare, Inc.	4,100	107,502
PAREXEL International Corp.*	2,400	63,144
Pediatrix Medical Group, Inc.*	1,200	59,076
Psychiatric Solutions, Inc.*	1,700	64,328
Quality Systems, Inc.	1,200	35,136
Quest Diagnostics, Inc.	7,500	363,525
STERIS Corp.	2,100	60,396
Sunrise Senior Living, Inc.*	1,400	31,472
Tenet Healthcare Corp.*	17,950	99,802
The TriZetto Group, Inc.*	1,300	27,794
UnitedHealth Group, Inc.	51,414	1,349,617
Universal Health Services, Inc.	1,300	82,186
VCA Antech, Inc.*	2,600	72,228
WellPoint, Inc.*	22,978	1,095,131
		10,570,765
Hotels & Restaurants — 0.1%
Las Vegas Sands Corp.*	2,100	99,624
Wyndham Worldwide Corp.	7,609	136,277
Wynn Resorts Ltd.	3,200	260,320
		496,221
Household Appliances & Home Furnishings — 0.0%
American Woodmark Corp.	200	4,226
Kimball International, Inc., Class B	1,000	8,280
Sealy Corp.	300	1,722
Tempur-Pedic International, Inc.	2,400	18,744
Whirlpool Corp.	1,867	115,250
		148,222
Household Products — 0.1%
Black & Decker Corp.	2,300	132,273
Church & Dwight Co., Inc.	2,500	140,875
Ethan Allen Interiors, Inc.	800	19,680
Furniture Brands International, Inc.	1,000	13,360
		306,188
Instruments - Scientific — 0.1%
Bruker BioSciences Corp.*	3,900	50,115
Cepheid, Inc.*	700	19,684
ev3, Inc.*	2,200	20,856
FEI Co.*	600	13,668
Gen-Probe, Inc.*	1,200	56,976
Greatbatch, Inc.*	300	5,190
Intuitive Surgical, Inc.*	400	107,760
Millipore Corp.*	2,000	135,720
Symmetry Medical, Inc.*	200	3,244
Waters Corp.*	3,400	219,300
		632,513

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance — 3.5%
Aetna, Inc.	21,900	$887,607
AFLAC, Inc.	19,900	1,249,720
Allstate Corp.	25,200	1,148,868
American Equity Investment Life Holding Co.	1,800	14,670
American Financial Group, Inc.	5,000	133,750
American International Group, Inc.	104,145	2,755,677
American National Insurance Co.	400	39,208
Aon Corp.	12,600	578,844
Argo Group International Holdings, Ltd.*	648	21,747
Arthur J. Gallagher & Co.	3,200	77,120
Assurant, Inc.	4,400	290,224
Brown & Brown, Inc.	4,700	81,733
Chubb Corp.	16,500	808,665
CIGNA Corp.	11,100	392,829
Cincinnati Financial Corp.	6,614	167,996
CNA Financial Corp.	10,300	259,045
CNA Surety Corp.*	900	11,376
Conseco, Inc.*	6,800	67,456
Delphi Financial Group, Inc., Class S	1,675	38,759
Erie Indemnity Co., Class A	1,400	64,610
FBL Financial Group, Inc., Class A	200	3,976
Fidelity National Title Group, Inc., Class A	7,004	88,250
Genworth Financial, Inc. — Class A	4,400	78,364
Hanover Insurance Group, Inc.	1,100	46,750
Harleysville Group, Inc.	600	20,298
Hartford Financial Services Group, Inc.	10,800	697,356
HCC Insurance Holdings, Inc.	4,500	95,130
Hilb, Rogal & Hamilton Co.	1,300	56,498
Horace Mann Educators Corp.	1,700	23,834
Infinity Property & Casualty Corp.	400	16,608
LandAmerica Financial Group, Inc.	300	6,657
Lincoln National Corp.	10,333	468,292
Loews Corp.	22,000	1,031,800
Markel Corp.*	100	36,700
Marsh & McLennan Cos., Inc.	22,000	584,100
Mercury General Corp.	1,300	60,736
MetLife, Inc.	30,400	1,604,208
MGIC Investment Corp.	2,700	16,497
Nationwide Financial Services, Inc., Class A	1,600	76,816
Odyssey Re Holdings Corp.	2,100	74,550
Old Republic International Corp.	8,775	103,896
Philadelphia Consolidated Holding Corp.*	2,400	81,528
Principal Financial Group, Inc.	10,000	419,700
ProAssurance Corp.*	500	24,055
Radian Group, Inc.	2,400	3,480
Reinsurance Group of America, Inc.	1,600	69,632
RLI Corp.	500	24,735
Safeco Corp.	3,600	241,776
Selective Insurance Group, Inc.	1,000	18,760
StanCorp Financial Group, Inc.	1,400	65,744

	SHARES	VALUE†
State Auto Financial Corp.	1,600	$38,288
Stewart Information Services Corp.	300	5,802
The First American Corp.	3,300	87,120
The Navigators Group, Inc.*	100	5,405
The Phoenix Companies, Inc.	2,100	15,981
The Progressive Corp.	29,700	555,984
The Travelers Companies, Inc.	26,241	1,138,859
Torchmark, Inc.	3,900	228,735
Transatlantic Holdings, Inc.	1,700	95,999
United Fire & Casualty Co.	700	18,851
Unitrin, Inc.	1,800	49,626
Universal American Financial Corp.*	1,652	16,883
UnumProvident Corp.	13,680	279,756
W.R. Berkley Corp.	7,705	186,153
Zenith National Insurance Corp.	1,200	42,192
		17,996,264
Internet Services — 0.9%
Akamai Technologies, Inc.*	6,254	217,577
Ariba, Inc.*	633	9,311
Blue Coat Systems, Inc.*	500	7,055
CACI International, Inc., Class A*	600	27,462
CMGI, Inc.*	400	4,240
Cogent Communications Group, Inc.*	2,000	26,800
CyberSource Corp.*	700	11,711
DealerTrack Holdings, Inc.*	1,300	18,343
Digital River, Inc.*	1,400	54,012
EarthLink, Inc.*	4,500	38,925
Equinix, Inc.*	200	17,844
Expedia, Inc.*	10,158	186,704
F5 Networks, Inc.*	2,800	79,576
Google, Inc., Class A*	2,400	1,263,408
GSI Commerce, Inc.*	900	12,267
IAC/InterActiveCorp*	10,158	195,846
j2 Global Communications, Inc.*	1,800	41,400
Juniper Networks, Inc.*	22,606	501,401
Jupitermedia Corp.*	400	560
Liberty Media Holding Corp. — Interactive, Class A*	30,150	445,014
Monster Worldwide, Inc.*	4,000	82,440
Move, Inc.*	5,800	13,514
Netflix, Inc.*	1,800	46,926
Overstock.com, Inc.*	200	5,190
Point Blank Solutions, Inc.*	500	1,350
Priceline.com, Inc.*	1,500	173,190
Qwest Communications International, Inc.	74,729	293,685
Real Networks, Inc.*	5,500	36,300
S1 Corp.*	1,300	9,841
Total System Services, Inc.	8,790	195,314
United Online, Inc.	2,150	21,565
ValueClick, Inc.*	3,400	51,510
VeriSign, Inc.*	9,315	352,107
Websense, Inc.*	1,600	26,944
		4,469,332

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Leisure — 0.4%
Ameristar Casinos, Inc.	1,800	$24,876
Bally Technologies, Inc.*	1,600	54,080
Boyd Gaming Corp.	3,400	42,704
Brunswick Corp.	3,500	37,100
Choice Hotels International, Inc.	2,700	71,550
Escala Group, Inc.*	1,000	2,800
Gaylord Entertainment Co.*	700	16,772
International Game Technology	13,400	334,732
International Speedway Corp., Class A	500	19,515
Isle of Capri Casinos, Inc.*	1,300	6,227
Life Time Fitness, Inc.*	1,300	38,415
Marriott International, Inc., Class A	15,700	411,968
MGM MIRAGE*	10,300	349,067
Multimedia Games, Inc.*	700	3,094
Penn National Gaming, Inc.*	2,700	86,805
Pinnacle Entertainment, Inc.*	2,000	20,980
Regal Entertainment Group	800	12,224
Scientific Games Corp., Class A*	3,100	91,822
Shuffle Master, Inc.*	600	2,964
Speedway Motorsports, Inc.	2,000	40,760
Starwood Hotels & Resorts Worldwide, Inc.	7,800	312,546
The Marcus Corp.	200	2,990
Vail Resorts, Inc.*	1,400	59,962
WMS Industries, Inc.*	750	22,327
		2,066,280
Machinery — 1.3%
Albany International Corp., Class A	400	11,600
Applied Industrial Technologies, Inc.	1,675	40,485
Baldor Electric Co.	1,700	59,466
CARBO Ceramics, Inc.	300	17,505
Caterpillar, Inc.	27,100	2,000,522
Deere & Co.	16,400	1,182,932
Dover Corp.	8,200	396,634
Dril-Quip, Inc.*	1,600	100,800
Flowserve Corp.	1,800	246,060
Gardner Denver, Inc.*	1,900	107,920
Graco, Inc.	2,650	100,885
IDEX Corp.	3,000	110,520
Joy Global, Inc.	3,900	295,737
Kennametal Inc.	1,400	45,570
National-Oilwell Varco, Inc.*	14,010	1,242,967
Regal-Beloit Corp.	300	12,675
Sauer-Danfoss, Inc.	1,500	46,725
SPX Corp.	2,000	263,460
Terex Corp.*	3,600	184,932
The Manitowoc Co., Inc.	4,400	143,132
Woodward Governor Co.	1,200	42,792
		6,653,319
Manufacturing — 0.4%
Alberto-Culver Co.	3,500	91,945
AptarGroup, Inc.	1,400	58,730
Ball Corp.	4,200	200,508

	SHARES	VALUE†
Blount International, Inc.*	1,400	$16,254
Briggs & Stratton Corp.	2,100	26,628
CLARCOR, Inc.	1,800	63,180
Cognex Corp.	1,500	34,575
Donaldson Co., Inc.	3,400	151,776
Eaton Corp.	5,300	450,341
Leggett & Platt, Inc.	6,300	105,651
Lennox International Inc.	2,100	60,816
Mueller Water Products, Inc.	2,313	19,753
Nordson Corp.	400	29,156
Packaging Corp. of America	3,500	75,285
Pall Corp.	4,200	166,656
Polaris Industries, Inc.	800	32,304
The Brink's Co.	1,200	78,504
Varian, Inc.*	500	25,530
Verigy Ltd.*	2,056	46,692
Wabtec Corp.	2,000	97,240
Zebra Technologies Corp., Class A*	1,875	61,200
		1,892,724
Metals & Mining — 1.3%
Alcoa, Inc.	36,500	1,300,130
Alpha Natural Resources, Inc.*	2,200	229,438
AMCOL International Corp.	1,000	28,460
Arch Coal, Inc.	5,400	405,162
Century Aluminum Co.*	1,349	89,695
Cleveland-Cliffs, Inc.	1,600	190,704
Coeur d'Alene Mines Corp.*	11,200	32,480
Commercial Metals Co.	4,600	173,420
Compass Minerals International, Inc.	1,000	80,560
Foundation Coal Holdings, Inc.	1,500	132,870
Freeport-McMoran Copper & Gold, Inc., Class B	12,918	1,513,860
Gibraltar Industries, Inc.	1,000	15,970
Hecla Mining Co.*	4,300	39,818
Kaydon Corp.	500	25,705
Massey Energy Co.	3,000	281,250
MSC Industrial Direct Co., Inc., Class A	1,000	44,110
Mueller Industries, Inc.	500	16,100
Newmont Mining Corp.	16,900	881,504
Patriot Coal Corp.*	1,110	170,152
Precision Castparts Corp.	4,524	435,978
Southern Copper Corp.	2,900	309,227
Stillwater Mining Co.*	3,300	39,039
Titanium Metals Corp.	8,148	113,991
USEC, Inc.*	3,300	20,064
		6,569,687
Multimedia — 1.9%
AH Belo Corp., Class A	700	3,990
Belo Corp., Class A	3,500	25,585
CBS Corp., Class A	1,700	33,116
CBS Corp., Class B	30,207	588,734
DreamWorks Animation SKG, Inc., Class A*	1,300	38,753
Emmis Communications Corp., Class A*	1,082	2,727
Gannett Co., Inc.	8,600	186,362

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multimedia (Continued)
Idearc, Inc.	5,510	$12,948
Journal Communications, Inc., Class A	700	3,374
Liberty Media Corp. — Entertainment, Series A*	24,120	584,428
Martha Stewart Living Omnimedia, Inc., Class A*	200	1,480
McGraw-Hill Cos, Inc.	14,200	569,704
Media General, Inc., Class A	400	4,780
Meredith Corp.	900	25,461
News Corp., Class A	87,044	1,309,142
News Corp., Class B	39,500	606,325
The E.W. Scripps Co., Class A	4,600	191,084
Time Warner, Inc.	152,600	2,258,480
Triple Crown Media, Inc.*	50	24
Viacom, Inc., Class A*	1,700	52,037
Viacom, Inc., Class B*	24,747	755,773
Walt Disney Co.	78,440	2,447,328
Warner Music Group Corp.	5,300	37,842
XM Satellite Radio Holdings, Inc., Class A*	10,200	79,968
		9,819,445
Office Equipment — 0.2%
IKON Office Solutions, Inc.	5,000	56,400
Lexmark International, Inc., Class A*	3,400	113,662
Pitney Bowes, Inc.	8,400	286,440
Xerox Corp.	37,900	513,924
		970,426
Office Furnishings & Supplies — 0.1%
Aaron Rents, Inc.	1,500	33,495
Acco Brands Corp.*	2,069	23,235
Avery Dennison Corp.	4,000	175,720
Herman Miller, Inc.	2,600	64,714
HNI Corp.	1,800	31,788
Interface, Inc.	1,700	21,301
Knoll, Inc.	1,700	20,655
OfficeMax Inc.	2,100	29,190
Steelcase Inc., Class A	2,200	22,066
		422,164
Oil & Gas — 11.5%
AGL Resources, Inc.	3,100	107,198
Alon USA Energy, Inc.	1,600	19,136
Anadarko Petroleum Corp.	17,400	1,302,216
Apache Corp.	13,884	1,929,876
Aquila, Inc.*	15,000	56,550
Atmos Energy Corp.	3,700	102,009
ATP Oil & Gas Corp.*	1,000	39,470
Atwood Oceanics, Inc.*	1,200	149,208
Baker Hughes, Inc.	13,500	1,179,090
Berry Petroleum Co., Class A	1,600	94,208
Bill Barrett Corp.*	1,500	89,115
BJ Services Co.	11,700	373,698
Bois d'Arc Energy, Inc.*	2,300	55,913

	SHARES	VALUE†
BPZ Resources, Inc.*	900	$26,460
Cabot Oil & Gas Corp., Class A	3,500	237,055
Cameron International Corp.*	7,800	431,730
Carrizo Oil & Gas, Inc.*	1,100	74,899
Cheniere Energy, Inc.*	1,200	5,244
Chesapeake Energy Corp.	18,700	1,233,452
Cimarex Energy Co.	2,810	195,773
Complete Production Services, Inc.*	3,000	109,260
Comstock Resources, Inc.*	1,100	92,873
ConocoPhillips	65,878	6,218,224
Delta Petroleum Corp.*	1,900	48,488
Denbury Resources, Inc.*	9,600	350,400
Devon Energy Corp.	16,740	2,011,478
Diamond Offshore Drilling, Inc.	4,400	612,216
Dresser-Rand Group, Inc.*	3,100	121,210
El Paso Corp.	28,253	614,220
Encore Aquisition Co.*	1,750	131,583
Energen Corp.	2,500	195,075
Energy Partners Ltd.*	1,000	14,920
ENSCO International, Inc.	6,100	492,514
EOG Resources, Inc.	9,200	1,207,040
Equitable Resources, Inc.	4,300	296,958
EXCO Resources, Inc.*	900	33,219
Exterran Holdings, Inc.*	1,502	107,378
Exxon Mobil Corp.	191,264	16,856,096
FMC Technologies, Inc.*	5,000	384,650
Forest Oil Corp.*	2,771	206,439
Frontier Oil Corp.	3,600	86,076
Goodrich Petroleum Corp.*	1,100	91,212
Grey Wolf, Inc.*	6,900	62,307
Halliburton Co.	29,164	1,547,733
Helix Energy Solutions Group, Inc.*	2,730	113,677
Helmerich & Payne, Inc.	4,100	295,282
Hess Corp.	11,200	1,413,328
Holly Corp.	1,400	51,688
Hornbeck Offshore Services, Inc.*	1,000	56,510
Hugoton Royalty Trust	649	24,013
ION Geophysical Corp.*	2,700	47,115
Key Energy Services, Inc.*	2,900	56,318
Marathon Oil Corp.	25,002	1,296,854
Mariner Energy, Inc.*	3,271	120,929
Murphy Oil Corp.	7,100	696,155
National Fuel Gas Co.	2,900	172,492
New Jersey Resources Corp.	750	24,488
Newfield Exploration Co.*	4,300	280,575
Newpark Resources, Inc.*	2,600	20,436
Nicor, Inc.	1,500	63,885
Noble Corp.	1,600	103,936
Noble Energy, Inc.	6,368	640,366
Occidental Petroleum Corp.	33,480	3,008,513
Oceaneering International, Inc.*	1,900	146,395
Oil States International, Inc.*	1,600	101,504
ONEOK, Inc.	4,200	205,086
Parallel Petroleum Corp.*	1,300	26,169
Parker Drilling Co.*	4,100	41,041
Patterson-UTI Energy, Inc.	6,200	223,448

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Penn Virginia Corp.	400	$30,168
Petrohawk Energy Corp.*	6,410	296,847
Piedmont Natural Gas Co., Inc.	2,300	60,168
Pioneer Natural Resources Co.	4,902	383,729
Plains Exploration & Production Co.*	4,717	344,199
Pride International, Inc.*	6,600	312,114
Quicksilver Resources, Inc.*	5,800	224,112
Range Resources Corp.	4,700	308,038
Rosetta Resources, Inc.*	500	14,250
Rowan Cos., Inc.	4,400	205,700
RPC, Inc.	4,875	81,900
Schlumberger Ltd.	7,200	773,496
SEACOR Holdings, Inc.*	300	26,853
Smith International, Inc.	7,700	640,178
South Jersey Industries, Inc.	400	14,944
Southern Union Co.	4,288	115,862
Southwestern Energy Co.*	12,800	609,408
Spectra Energy Corp.	23,478	674,758
St. Mary Land & Exploration Co.	1,700	109,888
Sunoco, Inc.	3,800	154,622
Superior Energy Services, Inc.*	2,300	126,822
Swift Energy Co.*	300	19,818
Tesoro Petroleum Corp.	5,000	98,850
The Meridian Resource Corp.*	800	2,360
Tidewater, Inc.	1,300	84,539
UGI Corp.	3,310	95,030
Unit Corp.*	900	74,673
Valero Energy Corp.	24,118	993,179
W&T Offshore, Inc.	800	46,808
W-H Energy Services, Inc.*	1,200	114,888
Weatherford International Ltd.*	4,000	198,360
Whiting Petroleum Corp.*	800	84,864
Williams Cos., Inc.	23,860	961,797
XTO Energy, Inc.	17,386	1,191,115
		58,298,409
Paper & Related Products — 0.1%
AbitibiBowater, Inc.	1,144	10,673
Graphic Packaging Holding Co.*	8,000	16,160
Louisiana-Pacific Corp.	3,600	30,564
MeadWestvaco Corp.	6,540	155,914
Neenah Paper, Inc.	393	6,567
Temple-Inland, Inc.	4,000	45,080
		264,958
Personal Care — 0.0%
Chattem, Inc.*	200	13,010
Elizabeth Arden, Inc.*	300	4,554
Nu Skin Enterprises, Inc., Class A	2,400	35,808
Revlon, Inc., Class A*	16,802	14,282
		67,654
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	10,900	157,287

	SHARES	VALUE†
Printing — 0.1%
Cenveo, Inc.*	1,800	$17,586
Consolidated Graphics, Inc.*	200	9,854
R. R. Donnelley & Sons Co.	7,800	231,582
Valassis Communications, Inc.*	1,000	12,520
		271,542
Publishing — 0.1%
John Wiley & Sons, Inc., Class A	1,000	45,030
Journal Register Co.	600	108
Lee Enterprises, Inc.	800	3,192
Marvel Entertainment, Inc.*	3,400	109,276
PRIMEDIA, Inc.	1,400	6,524
Scholastic Corp.*	1,600	45,856
Sun-Times Media Group, Inc., Class A*	2,100	1,029
The McClatchy Co., Class A	1,525	10,340
The New York Times Co., Class A	5,200	80,028
Voyager Learning Co.*	500	2,725
		304,108
Real Estate — 0.1%
Brookdale Senior Living, Inc.	3,500	71,260
CB Richard Ellis Group, Inc., Class A*	9,500	182,400
Corrections Corp. of America*	4,600	126,362
Forestar Real Estate Group Inc.*	1,333	25,394
Jones Lang LaSalle, Inc.	600	36,114
The St. Joe Co.	3,000	102,960
		544,490
Restaurants — 0.9%
Bob Evans Farms, Inc.	700	20,020
Brinker International, Inc.	3,450	65,205
CBRL Group, Inc.	1,100	26,961
CEC Entertainment, Inc.*	600	16,806
CKE Restaurants, Inc.	655	8,168
Darden Restaurants, Inc.	5,100	162,894
DineEquity, Inc.	400	14,944
Jack in the Box, Inc.*	1,000	22,410
Landry's Seafood Restaurants, Inc.	300	5,391
McDonald's Corp.	49,500	2,782,890
Papa John's International, Inc.*	1,500	39,885
Sonic Corp.*	3,125	46,250
Starbucks Corp.*	30,000	472,200
Texas Roadhouse, Inc., Class A*	300	2,691
The Cheesecake Factory, Inc.*	2,850	45,343
Wendy's International, Inc.	4,000	108,880
Yum! Brands, Inc.	19,200	673,728
		4,514,666
Retail - Food — 0.4%
Burger King Holdings, Inc.	1,600	42,864
Kroger Co.	27,500	793,925
Ruddick Corp.	1,900	65,189
Safeway, Inc.	16,900	482,495
SUPERVALU, Inc.	8,075	249,437
The Great Atlantic & Pacific Tea Co., Inc.*	1,100	25,102

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail - Food (Continued)
Weis Markets, Inc.	400	$12,988
Whole Foods Market, Inc.	5,400	127,926
		1,799,926
Retail - General — 2.9%
Big Lots, Inc.*	3,700	115,588
BJ's Wholesale Club, Inc.*	2,700	104,490
Casey's General Stores, Inc.	1,800	41,706
CVS Corp.	59,156	2,340,803
Dillard's, Inc., Class A	2,900	33,553
Dollar Tree, Inc.*	3,700	120,953
Family Dollar Stores, Inc.	5,800	115,652
J.C. Penney Co., Inc.	8,000	290,320
Longs Drug Stores Corp.	600	25,266
Retail Ventures, Inc.*	1,600	7,360
Sears Holdings Corp.*	4,025	296,481
Target Corp.	34,400	1,599,256
TJX Cos., Inc.	18,200	572,754
Wal-Mart Stores, Inc.	157,500	8,851,500
		14,515,682
Retail - Specialty — 3.1%
Abercrombie & Fitch Co., Class A	3,500	219,380
Aeropostale, Inc.*	3,300	103,389
Amazon.com, Inc.*	17,400	1,275,942
American Eagle Outfitters, Inc.	8,550	116,536
American Greetings Corp., Class A	1,700	20,978
AnnTaylor Stores Corp.*	2,650	63,494
AutoNation, Inc.*	9,400	94,188
Barnes & Noble, Inc.	2,800	69,552
bebe stores, Inc.	3,750	36,038
Bed Bath & Beyond, Inc.*	11,900	334,390
Best Buy Co., Inc.	19,225	761,310
Blockbuster, Inc., Class B*	2,600	5,252
Brown Shoe Co., Inc.	1,500	20,325
Cabela's, Inc., Class A*	2,100	23,121
Callaway Golf Co.	2,100	24,843
Chico's FAS, Inc.*	7,000	37,590
Children's Place Retail Stores, Inc.*	800	28,880
Christopher & Banks Corp.	1,400	9,520
Circuit City Stores-Circuit City Group	6,400	18,496
Coldwater Creek, Inc.*	3,350	17,688
Copart, Inc.*	3,850	164,857
Costco Wholesale Corp.	19,000	1,332,660
eBay, Inc.*	55,800	1,525,014
Foot Locker, Inc.	6,200	77,190
GameStop Corp., Class B*	5,388	217,675
Group 1 Automotive, Inc.	400	7,948
Hibbett Sports, Inc.*	1,100	23,210
Home Depot, Inc.	78,650	1,841,983
Jo-Ann Stores, Inc.*	200	4,606
K-Swiss, Inc., Class A	400	5,880
Kohl's Corp.*	12,400	496,496
Liz Claiborne, Inc.	3,800	53,770
Lowe's Cos., Inc.	60,900	1,263,675

	SHARES	VALUE†
Macy's, Inc.	21,008	$407,975
NBTY, Inc.*	2,600	83,356
Nordstrom, Inc.	10,300	312,090
NutriSystem, Inc.	1,000	14,140
Office Depot, Inc.*	10,500	114,870
Pacific Sunwear of California, Inc.*	2,050	17,487
Pep Boys — Manny, Moe & Jack	2,000	17,440
PETsMART, Inc.	5,100	101,745
Pier 1 Imports, Inc.*	2,865	9,856
RadioShack Corp.	5,200	63,804
RC2 Corp.*	200	3,712
Regis Corp.	1,100	28,985
Rite Aid Corp.*	26,820	42,644
Ross Stores, Inc.	4,900	174,048
Saks, Inc.*	5,600	61,488
Sonic Automotive, Inc., Class A	400	5,156
Sotheby's Holdings, Inc., Class A	2,300	60,651
Stage Stores, Inc.	1,720	20,072
Staples, Inc.	28,950	687,562
Systemax, Inc.	1,300	22,945
The Buckle, Inc.	1,200	54,876
The Cato Corp., Class A	300	4,272
The Dress Barn, Inc.*	2,000	26,760
The Gap, Inc.	32,400	540,108
The Gymboree Corp.*	1,000	40,070
The Limited, Inc.	15,080	254,098
The Men's Wearhouse, Inc.	1,750	28,508
The Nautilus Group, Inc.	500	2,540
The Sherwin Williams Co.	4,700	215,871
Tiffany & Co.	4,800	195,600
Tractor Supply Co.*	1,400	40,656
Tween Brands, Inc.*	500	8,230
Urban Outfitters, Inc.*	6,300	196,497
V.F. Corp.	4,000	284,720
Walgreen Co.	40,000	1,300,400
Williams-Sonoma, Inc.	4,100	81,344
Zale Corp.*	1,600	30,224
		15,850,676
Steel — 0.6%
AK Steel Holding Corp.	4,200	289,800
Allegheny Technologies, Inc.	3,100	183,768
Carpenter Technology Corp.	600	26,190
Nucor Corp.	11,200	836,304
Reliance Steel & Aluminum Co.	2,800	215,852
Schnitzer Steel Industries, Inc., Class A	500	57,300
Steel Dynamics, Inc.	7,000	273,490
The Timken Co.	3,000	98,820
United States Steel Corp.	4,400	813,032
Valmont Industries, Inc.	1,000	104,290
Worthington Industries, Inc.	3,000	61,500
		2,960,346
Telecommunications — 4.0%
ADC Telecommunications, Inc.*	3,747	55,343
ADTRAN, Inc.	2,300	54,832
Alcatel-Lucent*	27,757	167,652

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Telecommunications (Continued)
American Tower Corp., Class A*	17,900	$756,275
AT&T, Inc.	207,143	6,978,648
Cablevision Systems Corp., Class A*	8,600	194,360
Centennial Communications Corp., Class A*	3,600	25,164
CenturyTel, Inc.	4,400	156,596
Ciena Corp.*	3,157	73,148
Cincinnati Bell, Inc.*	12,600	50,148
Citizens Communications Co.	13,130	148,894
CommScope, Inc.*	1,998	105,435
Comverse Technology, Inc.*	6,800	115,260
Crown Castle International Corp.*	12,017	465,419
Ditech Networks, Inc.*	300	645
EchoStar Corp., Class A*	1,660	51,825
Embarq Corp.	5,130	242,495
Fairpoint Communications, Inc.	2,220	16,006
FiberTower Corp.*	5,400	7,560
General Communication, Inc., Class A*	1,900	13,053
Harmonic, Inc.*	900	8,559
Harris Corp.	4,500	227,205
IDT Corp.*	200	302
IDT Corp., Class B*	1,800	3,060
InfoSpace, Inc.	500	4,165
InterDigital, Inc.*	2,000	48,640
Leap Wireless International, Inc.*	2,200	94,974
Level 3 Communications, Inc.*	51,920	153,164
Motorola, Inc.	93,100	683,354
NeuStar, Inc., Class A*	2,700	58,212
NII Holdings, Inc., Class B*	5,800	275,442
Novatel Wireless, Inc.*	200	2,226
PAETEC Holding Corp.*	3,200	20,320
Plantronics, Inc.	1,100	24,552
Powerwave Technologies, Inc.*	3,500	14,875
Premiere Global Services, Inc.*	1,800	26,244
QUALCOMM, Inc.	62,684	2,781,289
RCN Corp.*	630	6,791
RF Micro Devices, Inc.*	7,700	22,330
SAVVIS, Inc.*	1,700	21,947
SBA Communications Corp., Class A*	3,900	140,439
Sprint Corp.	111,116	1,055,602
Sycamore Networks, Inc.*	11,200	36,064
Syniverse Holdings, Inc.*	700	11,340
Telephone & Data Systems, Inc.	1,200	56,724
Telephone & Data Systems, Inc., Special Shares	2,200	97,020
Tellabs, Inc.*	16,256	75,590
tw telecom, Inc.*	5,400	86,562
United States Cellular Corp.*	1,300	73,515
Verizon Communications, Inc.	117,752	4,168,421
Windstream Corp.	15,326	189,123
		20,146,809
Textile & Apparel — 0.4%
Carter's, Inc.*	2,000	27,640

	SHARES	VALUE†
Charming Shoppes, Inc.*	1,053	$4,833
Coach, Inc.*	15,540	448,795
Columbia Sportswear Co.	1,000	36,750
Dick's Sporting Goods, Inc.*	800	14,192
G & K Services, Inc., Class A	200	6,092
Guess?, Inc.	2,800	104,860
Hanesbrands, Inc.*	3,425	92,955
Iconix Brand Group, Inc.*	2,200	26,576
J. Crew Group, Inc.*	600	19,806
Jones Apparel Group, Inc.	4,300	59,125
Mohawk Industries, Inc.*	1,643	105,316
NIKE, Inc., Class B	13,100	780,891
Oxford Industries, Inc.	300	5,745
Phillips-Van Heusen Corp.	1,400	51,268
Polo Ralph Lauren Corp.	1,500	94,170
Quiksilver, Inc.*	4,600	45,172
Skechers U.S.A., Inc., Class A*	1,000	19,760
The Timberland Co., Class A*	2,000	32,700
The Warnaco Group, Inc.*	1,400	61,698
Under Armour, Inc., Class A*	1,100	28,204
Wolverine World Wide, Inc.	2,200	58,674
		2,125,222
Tires & Rubber — 0.0%
Cooper Tire & Rubber Co.	2,500	19,600
The Goodyear Tire & Rubber Co.*	6,400	114,112
		133,712
Tobacco — 1.2%
Alliance One International, Inc.*	3,800	19,418
Altria Group, Inc.	75,100	1,544,056
Lorillard, Inc.*	2,900	200,564
Philip Morris International, Inc.	75,100	3,709,189
Reynolds American, Inc.	11,200	522,704
UST, Inc.	5,800	316,738
		6,312,669
Tools - Hand Held — 0.1%
Snap-on, Inc.	2,400	124,824
Stanley Works	3,000	134,490
The Toro Co.	1,000	33,270
		292,584
Transportation — 1.7%
Air Transport Services Group Inc.,*	600	600
Alexander & Baldwin, Inc.	900	40,995
Arkansas Best Corp.	400	14,656
Bristow Group, Inc.*	200	9,898
Burlington Northern Santa Fe Corp.	13,800	1,378,482
C.H. Robinson Worldwide, Inc.	7,000	383,880
Con-way, Inc.	2,000	94,520
CSX Corp.	17,400	1,092,894
Eagle Bulk Shipping, Inc.	1,400	41,398
FedEx Corp.	8,400	661,836
Forward Air Corp.	450	15,570
GATX Corp.	1,700	75,361
Genesee & Wyoming, Inc., Class A*	1,300	44,226

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Transportation (Continued)
Heartland Express, Inc.	3,066	$45,714
Horizon Lines, Inc., Class A	1,100	10,945
Hub Group, Inc., Class A*	1,400	47,782
J.B. Hunt Transport Services, Inc.	5,300	176,384
Kansas City Southern*	3,100	136,369
Kirby Corp.*	2,000	96,000
Knight Transportation, Inc.	2,625	48,037
Landstar Systems, Inc.	1,600	88,352
Norfolk Southern Corp.	15,800	990,186
Old Dominion Freight Line, Inc.*	1,450	43,529
Overseas Shipholding Group, Inc.	900	71,568
Ryder System, Inc.	1,600	110,208
Union Pacific Corp.	16,800	1,268,400
United Parcel Service, Inc., Class B	26,600	1,635,102
Werner Enterprises, Inc.	2,700	50,166
YRC Worldwide, Inc.*	2,263	33,651
		8,706,709
Utilities — 3.4%
Allegheny Energy, Inc.	6,200	310,682
Alliant Energy Corp.	3,700	126,762
Ameren Corp.	7,800	329,394
American Electric Power Co., Inc.	15,800	635,634
Aqua America, Inc.	5,034	80,393
Avista Corp.	2,100	45,066
Black Hills Corp.	500	16,030
CH Energy Group, Inc.	300	10,671
Cleco Corp.	1,600	37,328
CMS Energy Corp.	9,400	140,060
Consolidated Edison, Inc.	10,300	402,627
Constellation Energy Group	6,100	500,810
Dominion Resources, Inc.	23,600	1,120,764
DPL, Inc.	4,300	113,434
Duke Energy Corp.	50,256	873,449
Edison International	12,400	637,112
El Paso Electric Co.*	1,200	23,760
Exelon Corp.	26,800	2,410,928
FirstEnergy Corp.	11,900	979,727
FPL Group, Inc.	16,200	1,062,396
FuelCell Energy, Inc.*	900	6,390
IDACORP, Inc.	1,600	46,224
ITC Holdings Corp.	500	25,555
MDU Resources Group, Inc.	6,825	237,920
MGE Energy, Inc.	200	6,524
Mirant Corp.*	10,800	422,820
NiSource, Inc.	10,937	195,991
Northeast Utilities	6,200	158,286
Northwest Natural Gas Co.	1,400	64,764
NorthWestern Corp.	400	10,168
OGE Energy Corp.	3,100	98,301
Otter Tail Power Co.	600	23,298
Parker-Hannifin Corp.	6,450	460,014
Pepco Holdings, Inc.	7,200	184,680

	SHARES	VALUE†
PG&E Corp.	13,200	$523,908
Pinnacle West Capital Corp.	3,200	98,464
PNM Resources, Inc.	3,050	36,478
PPL Corp.	15,300	799,731
Public Service Enterprise Group, Inc.	13,400	615,462
Puget Energy, Inc.	3,800	91,162
Questar Corp.	5,900	419,136
Reliant Energy, Inc.*	13,594	289,144
SCANA Corp.	3,900	144,300
Sierra Pacific Resources	8,400	106,764
Southern Co.	29,900	1,044,108
Southwest Gas Corp.	1,500	44,595
TECO Energy, Inc.	7,500	161,175
The AES Corp.*	27,900	535,959
The Laclede Group, Inc.	300	12,111
UIL Holdings Corp.	333	9,794
Unisource Energy Corp.	600	18,606
Vectren Corp.	2,700	84,267
WGL Holdings, Inc.	1,900	66,006
Wisconsin Energy Corp.	4,000	180,880
Xcel Energy, Inc.	15,500	311,085
		17,391,097
Waste Management — 0.3%
Allied Waste Industries, Inc.*	15,500	195,610
Darling International, Inc.*	800	13,216
Republic Services, Inc., Class A	7,800	231,660
Stericycle, Inc.*	3,000	155,100
Waste Connections, Inc.*	2,625	83,816
Waste Management, Inc.	20,500	773,055
		1,452,457
TOTAL COMMON STOCKS (Identified Cost $420,578,524)		487,574,902
MUTUAL FUNDS — 4.0%
Other — 4.0%
DFA U.S. MicroCap Portfolio	1,748,114	20,313,080
TOTAL MUTUAL FUNDS (Identified Cost $22,936,717)		20,313,080
SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1	1
		2
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2)		2
Total Investments — 99.9% (Identified Cost $443,515,243)#		507,887,984
Cash and Other Assets, Less liabilities — 0.1%		644,839
Net Assets — 100.0%		$508,532,823

See notes to financial statements.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

  †  See Note 1.

  *  Non-income producing security

  (a)  Securities were fair valued by management. At June 30, 2008, the total market value for such investments amounted to $5,600, which represents less than 0.01% of net assets.

  #  At June 30, 2008 the aggregate cost of investment securities for income tax purposes was $443,525,229. Net unrealized appreciation aggregated $64,362,755 of which $131,954,881 related to appreciated investment securities and $67,592,126 related to depreciated investment securities.

Key to abbreviations:

ADR — American Depositary Receipt

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008

	SHARES	VALUE†
COMMON STOCKS — 100.1%
Aerospace/Defense — 2.4%
Northrop Grumman Corp.	92,033	$6,157,008
Raytheon Co.	23,930	1,346,780
		7,503,788
Airlines — 0.7%
Southwest Airlines Co.	164,300	2,142,472
UAL Corp.	14,700	76,734
		2,219,206
Auto & Related — 1.1%
Ford Motor Co.*	318,206	1,530,571
General Motors Corp.	134,500	1,546,750
TRW Automotive Holdings Corp.*	10,300	190,241
		3,267,562
Banks/Savings & Loans — 4.3%
Associated Banc-Corp	8,500	163,965
Bank of America Corp.	315,423	7,529,147
Comerica, Inc.	9,600	246,048
Fifth Third Bancorp	12,200	124,196
Hudson City Bancorp, Inc.	61,100	1,019,148
Huntington Bancshares, Inc.	19,790	114,189
M&T Bank Corp.	6,954	490,535
National City Corp.	29,900	142,623
New York Community Bancorp, Inc.	70,200	1,252,368
Sovereign Bancorp, Inc.	92,130	678,077
SunTrust Banks, Inc.	22,760	824,367
The Colonial BancGroup, Inc.	10,000	44,200
UnionBanCal Corp.	8,955	361,961
Webster Financial Corp.	9,400	174,840
Zions Bancorporation	7,200	226,728
		13,392,392
Broadcasting — 4.8%
Citadel Broadcasting Corp.	2,551	3,112
Clear Channel Communications, Inc.	97,472	3,431,015
Comcast Corp., Class A	395,223	7,497,380
Comcast Corp., Class A Special	84,450	1,584,282
Discovery Holding Co., Class A*	44,300	972,828
Hearst-Argyle Television, Inc.	12,100	232,320
Liberty Global, Inc., Series A*	18,605	584,755
Liberty Global, Inc., Series C*	24,775	752,169
Radio One, Inc., Class D*	2,400	3,096
		15,060,957
Building & Construction — 0.3%
M.D.C. Holdings, Inc.	8,800	343,728
The Ryland Group, Inc.	1,100	23,991
Toll Brothers, Inc.*	26,700	500,091
		867,810
Business Services — 0.7%
Electronic Data Systems Corp.	90,400	2,227,456

	SHARES	VALUE†
Chemicals — 0.5%
Ashland, Inc.	17,900	$862,780
Chemtura Corp.	46,500	271,560
Cytec Industries, Inc.	4,000	218,240
Lubrizol Corp.	4,600	213,118
Tronox, Inc., Class B	6,082	18,368
Valhi, Inc.	1,110	30,247
		1,614,313
Commercial Services — 0.0%
R.H. Donnelley Corp.*	9,400	28,200
Computer Equipment — 0.3%
Ingram Micro, Inc., Class A*	41,460	735,915
SanDisk Corp.*	5,000	93,500
		829,415
Computer Services — 1.2%
Computer Sciences Corp.*	45,661	2,138,761
Compuware Corp.*	45,300	432,162
Fidelity National Information Services, Inc.	18,325	676,376
NCR Corp.*	3,600	90,720
Sun Microsystems, Inc.*	24,400	265,472
		3,603,491
Computer Software — 0.4%
3Com Corp.*	58,600	124,232
Symantec Corp.*	56,693	1,097,010
		1,221,242
Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.	7,700	172,634
Diversified Operations — 0.2%
Pentair, Inc.	6,491	227,315
PerkinElmer, Inc.	11,500	320,275
Trinity Industries, Inc.	1,730	60,014
		607,604
Electronics — 1.6%
Advanced Micro Devices, Inc.*	40,600	236,698
Arrow Electronics, Inc.*	22,700	697,344
Avnet, Inc.*	39,600	1,080,288
AVX Corp.	23,400	264,654
Integrated Device Technology, Inc.*	50,076	497,755
Intersil Corp., Class A	36,700	892,544
Micron Technology, Inc.*	169,000	1,014,000
Novellus Systems, Inc.*	7,000	148,330
		4,831,613
Financial Services — 7.7%
American Capital Strategies, Ltd.	16,000	380,320
AmeriCredit Corp.*	24,400	210,328
Capital One Financial Corp.	53,063	2,016,925
CIT Group, Inc.	47,000	320,070
Discover Financial Services	32,134	423,205
Federal National Mortgage Association	65,787	1,283,504
Fulton Financial Corp.	2,000	20,100
J.P. Morgan Chase & Co.	229,546	7,875,723

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Financial Services (Continued)
KeyCorp	26,000	$285,480
Legg Mason, Inc.	8,600	374,702
Lehman Brothers Holdings, Inc.	31,000	614,110
Marshall & Ilsley Corp.	17,623	270,160
Merrill Lynch & Co., Inc.	62,000	1,966,020
Morgan Stanley	74,209	2,676,719
Protective Life Corp.	17,600	669,680
Prudential Financial, Inc.	73,000	4,361,020
Synovus Financial Corp.	22,100	192,933
The South Financial Group, Inc.	19,700	77,224
		24,018,223
Food & Beverages — 4.1%
Archer-Daniels-Midland Co.	49,396	1,667,115
Coca-Cola Enterprises, Inc.	118,521	2,050,413
Constellation Brands, Inc., Class A*	13,334	264,813
Corn Products International, Inc.	18,500	908,535
Del Monte Foods Co.	47,300	335,830
Kraft Foods, Inc., Class A	133,100	3,786,695
Molson Coors Brewing Co., Class B	26,600	1,445,178
PepsiAmericas, Inc.	17,600	348,128
Smithfield Foods, Inc.*	25,400	504,952
The J.M. Smucker Co.	13,700	556,768
Tyson Foods, Inc., Class A	57,807	863,637
		12,732,064
Forest & Paper Products — 1.4%
Domtar Corp.*	142,051	774,178
International Paper Co.	36,900	859,770
Smurfit-Stone Container Corp.*	63,543	258,620
Weyerhaeuser Co.	49,024	2,507,087
		4,399,655
Funeral Services — 0.1%
Service Corp. International	40,300	397,358
Health Care - Drugs — 0.2%
Watson Pharmaceuticals, Inc.*	20,900	567,853
Health Care - Services — 0.9%
Community Health Systems, Inc.*	5,631	185,711
Health Management Associates, Inc., Class A*	20,900	136,059
Omnicare, Inc.	7,700	201,894
Universal Health Services, Inc.	1,556	98,370
WellPoint, Inc.*	42,891	2,044,185
		2,666,219
Hotels & Restaurants — 0.2%
Wyndham Worldwide Corp.	28,094	503,164
Household Appliances & Home Furnishings — 0.1%
Whirlpool Corp.	5,640	348,157
Insurance — 19.4%
Alleghany Corp.*	2,011	667,753
Allstate Corp.	105,400	4,805,186

	SHARES	VALUE†
American Financial Group, Inc.	30,750	$822,563
American International Group, Inc.	162,337	4,295,437
American National Insurance Co.	6,561	643,109
Assurant, Inc.	5,040	332,438
Chubb Corp.	57,000	2,793,570
Cincinnati Financial Corp.	46,756	1,187,602
CNA Financial Corp.	60,752	1,527,913
Conseco, Inc.*	10,900	108,128
Fidelity National Title Group, Inc., Class A	43,867	552,724
Genworth Financial, Inc. — Class A	32,430	577,578
Hanover Insurance Group, Inc.	14,100	599,250
Hartford Financial Services Group, Inc.	46,300	2,989,591
HCC Insurance Holdings, Inc.	7,468	157,874
Lincoln National Corp.	33,200	1,504,624
Loews Corp.	135,700	6,364,330
Marsh & McLennan Cos., Inc.	34,238	909,019
Mercury General Corp.	7,000	327,040
MetLife, Inc.	182,000	9,604,140
Nationwide Financial Services, Inc., Class A	14,000	672,140
Odyssey Re Holdings Corp.	16,500	585,750
Old Republic International Corp.	56,775	672,216
Principal Financial Group, Inc.	52,500	2,203,425
Reinsurance Group of America, Inc.	16,600	722,432
Safeco Corp.	23,500	1,578,260
StanCorp Financial Group, Inc.	9,400	441,424
The First American Corp.	24,000	633,600
The Travelers Companies, Inc.	177,500	7,703,500
Torchmark, Inc.	13,900	815,235
Transatlantic Holdings, Inc.	7,500	423,525
Unitrin, Inc.	18,100	499,017
UnumProvident Corp.	76,300	1,560,335
W.R. Berkley Corp.	12,102	292,384
Wesco Financial Corp.	1,780	679,960
		60,253,072
Internet Services — 1.5%
Expedia, Inc.*	52,149	958,499
IAC/InterActiveCorp*	72,349	1,394,889
Liberty Media Holding Corp. — Interactive, Class A*	149,737	2,210,118
		4,563,506
Leisure — 0.1%
Brunswick Corp.	16,500	174,900
Royal Caribbean Cruises Ltd.	11,100	249,417
		424,317
Machinery — 0.1%
Kennametal Inc.	5,100	166,005
Manufacturing — 0.1%
Leggett & Platt, Inc.	14,489	242,981
Metals & Mining — 0.3%
Alcoa, Inc.	22,642	806,508

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multimedia — 6.2%
AH Belo Corp., Class A*	3,560	$20,292
Belo Corp., Class A	17,800	130,118
CBS Corp., Class A	8,700	169,476
CBS Corp., Class B	189,495	3,693,257
Gannett Co., Inc.	28,200	611,094
Liberty Media Corp. — Entertainment, Series A*	129,052	3,126,930
News Corp., Class A	12,608	189,624
Time Warner, Inc.	701,100	10,376,280
Walt Disney Co.	33,218	1,036,402
		19,353,473
Office Equipment — 0.3%
Xerox Corp.	60,196	816,258
Office Furnishings & Supplies — 0.1%
Office Depot, Inc.*	18,000	196,920
OfficeMax Inc.	15,900	221,010
		417,930
Oil & Gas — 17.3%
Anadarko Petroleum Corp.	115,252	8,625,460
Apache Corp.	54,282	7,545,198
Chesapeake Energy Corp.	117,906	7,777,080
Cimarex Energy Co.	10,800	752,436
ConocoPhillips	103,617	9,780,409
Devon Energy Corp.	49,400	5,935,904
Forest Oil Corp.*	16,600	1,236,700
Helmerich & Payne, Inc.	6,874	495,065
Marathon Oil Corp.	46,700	2,422,329
Mariner Energy, Inc.*	9,226	341,085
Newfield Exploration Co.*	16,600	1,083,150
Patterson-UTI Energy, Inc.	8,400	302,736
Pioneer Natural Resources Co.	44,276	3,465,925
Pride International, Inc.*	9,007	425,941
Rowan Cos., Inc.	6,000	280,500
SEACOR Holdings, Inc.*	6,100	546,011
Tidewater, Inc.	11,400	741,342
Unit Corp.*	1,400	116,158
Valero Energy Corp.	39,568	1,629,410
Whiting Petroleum Corp.*	1,900	201,552
		53,704,391
Paper & Related Products — 0.4%
AbitibiBowater, Inc.	4,943	46,118
Louisiana-Pacific Corp.	26,100	221,589
MeadWestvaco Corp.	46,713	1,113,638
		1,381,345
Printing — 0.1%
R. R. Donnelley & Sons Co.	13,989	415,333
Retail - Food — 0.3%
SUPERVALU, Inc.	32,652	1,008,620

	SHARES	VALUE†
Retail - General — 0.4%
Dillard's, Inc., Class A	19,000	$219,830
J.C. Penney Co., Inc.	14,900	540,721
Sears Holdings Corp.*	6,878	506,634
		1,267,185
Retail - Specialty — 0.9%
AutoNation, Inc.*	61,600	617,232
Circuit City Stores-Circuit City Group	9,300	26,877
Foot Locker, Inc.	15,400	191,730
Macy's, Inc.	79,666	1,547,114
Rite Aid Corp.*	8,500	13,515
Saks, Inc.*	34,500	378,810
		2,775,278
Steel — 0.2%
Reliance Steel & Aluminum Co.	2,900	223,561
The Timken Co.	7,800	256,932
		480,493
Telecommunications — 7.2%
AT&T, Inc.	339,882	11,450,625
CenturyTel, Inc.	10,600	377,254
JDS Uniphase Corp.*	6,841	77,714
Sprint Corp.	96,957	921,091
Telephone & Data Systems, Inc.	13,200	623,964
Telephone & Data Systems, Inc., Special Shares	9,400	414,540
Tellabs, Inc.*	74,422	346,062
United States Cellular Corp.*	5,500	311,025
Verizon Communications, Inc.	225,720	7,990,488
		22,512,763
Textile & Apparel — 0.3%
Jones Apparel Group, Inc.	19,600	269,500
Mohawk Industries, Inc.*	12,200	782,020
		1,051,520
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	2,300	18,032
The Goodyear Tire & Rubber Co.*	16,087	286,831
		304,863
Transportation — 11.1%
Burlington Northern Santa Fe Corp.	58,300	5,823,587
CSX Corp.	117,500	7,380,175
GATX Corp.	14,200	629,486
Kansas City Southern*	19,000	835,810
Norfolk Southern Corp.	107,200	6,718,224
Overseas Shipholding Group, Inc.	10,700	850,864
Ryder System, Inc.	15,300	1,053,864
Union Pacific Corp.	145,600	10,992,800
YRC Worldwide, Inc.*	13,100	194,797
		34,479,607

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Waste Management — 0.4%
Allied Waste Industries, Inc.*	93,812	$1,183,907
TOTAL COMMON STOCKS (Identified Cost $298,230,620)		310,689,731
SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	142,001	142,001
		142,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $142,002)		142,002
Total Investments — 100.1% (Identified Cost $298,372,622)#		310,831,733
Liabilities, Less Cash and Other Assets — (0.1%)		(410,789)
Net Assets — 100.0%		$310,420,944

  †  See Note 1.

  *  Non-income producing security.

  #  At June 30, 2008 the aggregate cost of investment securities for income tax purposes was $298,372,629. Net unrealized appreciation aggregated $12,459,104 of which $71,005,836 related to appreciated investment securities and $58,546,732 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008

	SHARES	VALUE†
COMMON STOCKS — 99.5%
Advertising — 0.4%
Emak Worldwide, Inc.(a)*	800	$896
Getty Images, Inc.*	6,600	223,938
Greenfield Online, Inc.*	950	178,294
Harte-Hanks, Inc.(a)	19,000	217,550
inVentiv Health, Inc.*	7,500	208,425
LoopNet, Inc.(a)*	7,800	88,140
Marchex, Inc., Class B(a)	6,700	82,544
ValueVision International, Inc., Class A(a)*	8,500	30,345
		1,030,132
Aerospace/Defense — 1.7%
AAR Corp.(a)*	9,000	121,770
Aerovironment Inc.*	2,600	70,668
ARGON ST, Inc.(a)*	7,700	190,960
CPI Aerostructures, Inc.*	1,342	10,427
Curtiss-Wright Corp.	9,700	433,978
DRS Technologies, Inc.	7,038	554,031
Ducommun, Inc.*	2,055	47,183
GenCorp, Inc.(a)*	26,000	186,160
HEICO Corp.(a)	4,700	152,938
HEICO Corp., Class A(a)	3,120	82,930
Herley Industries, Inc.*	2,900	38,512
Hexcel Corp.*	15,900	306,870
Innovative Solutions and Support, Inc.(a)*	4,950	31,928
Kaman Corp., Class A	5,300	120,628
Kratos Defense & Security Solutions, Inc.(a)*	21,600	42,336
Ladish Co., Inc.*	2,600	53,534
LMI Aerospace, Inc.*	2,400	42,168
Luna Innovations, Inc.(a)*	1,600	7,392
Moog, Inc., Class A*	9,200	342,608
Orbital Sciences Corp.*	13,600	320,416
Teledyne Technologies, Inc.*	16,900	824,551
The Allied Defense Group, Inc.(a)*	1,000	5,580
TransDigm Group, Inc.(a)*	4,800	161,232
Triumph Group, Inc.(a)	3,800	178,980
World Fuel Services Corp.	6,600	144,804
		4,472,584
Agricultural Operations — 0.2%
Alico, Inc.(a)	1,300	45,058
Cadiz, Inc.(a)*	2,500	40,300
Senesco Technologies, Inc.*	89	161
The Andersons, Inc.(a)	4,500	183,195
The Toro Co.(a)	6,900	229,563
		498,277
Airlines — 0.3%
AirTran Holdings, Inc.(a)*	28,350	57,834
Alaska Air Group, Inc.(a)*	9,700	148,798
Allegiant Travel Co.*	1,800	33,462
ATA Holdings Corp.(b)(c)*	600	0
ExpressJet Holdings, Inc.(a)*	14,000	7,700

	SHARES	VALUE†
Frontier Airlines Holdings, Inc.(a)*	6,750	$2,025
Hawaiian Holdings, Inc.*	11,300	78,535
JetBlue Airways Corp.(a)*	26,300	98,099
MAIR Holdings, Inc.(a)*	3,200	12,960
Mesa Air Group, Inc.(a)*	6,600	3,365
Pinnacle Airlines Corp.(a)*	5,350	16,906
Republic Airways Holdings, Inc.*	9,900	85,734
SkyWest, Inc.	15,400	194,810
US Airways Group, Inc.*	800	2,000
		742,228
Auto & Related — 1.3%
Accuride Corp.(a)*	8,700	36,975
American Axle & Manufacturing Holdings, Inc.	13,300	106,267
Amerigon, Inc.(a)*	5,000	35,550
Arctic Cat, Inc.(a)	1,340	10,519
ArvinMeritor, Inc.(a)	18,100	225,888
Asbury Automotive Group, Inc.(a)	11,700	150,345
ATC Technology Corp.*	4,600	107,088
Avis Budget Group, Inc.*	12,500	104,625
Coachmen Industries, Inc.(a)*	3,000	6,360
Commercial Vehicle Group, Inc.*	4,200	39,270
CSK Auto Corp.(a)*	7,100	74,408
Dollar Thrifty Automotive Group, Inc.(a)*	4,300	40,635
Dorman Products, Inc.*	3,350	27,001
Fuel Systems Solutions, Inc.(a)*	4,600	177,100
H&E Equipment Services, Inc.(a)*	8,400	100,968
Hayes Lemmerz International, Inc.(a)*	38,150	108,346
Lear Corp.*	12,500	177,250
Lithia Motors, Inc., Class A(a)	3,531	17,373
LoJack Corp.*	4,000	31,840
Midas, Inc.(a)*	3,000	40,500
Miller Industries, Inc.*	2,200	21,912
Monaco Coach Corp.(a)	6,950	21,128
Monro Muffler Brake, Inc.	4,500	69,705
Noble International Ltd.(a)	5,200	23,244
Penske Automotive Group, Inc.(a)	18,700	275,638
Proliance International, Inc.*	2,890	2,745
Rush Enterprises, Inc., Class A*	6,000	72,060
Skyline Corp.(a)	1,200	28,200
Spartan Motors, Inc.(a)	6,900	51,543
Standard Motor Products, Inc.	3,600	29,376
Strattec Security Corp.	700	24,654
Superior Industries International, Inc.(a)	5,600	94,528
Supreme Industries, Inc., Class A	1,200	5,844
Tenneco, Inc.*	11,000	148,830
Thor Industries, Inc.(a)	13,400	284,884
Titan International, Inc.(a)	5,900	210,158
Tower Automotive, Inc.(b)(c)	6,500	0
United Rentals, Inc.*	11,200	219,632
Visteon Corp.(a)*	31,100	81,793
Wabash National Corp.(a)	8,200	61,992
Winnebago Industries, Inc.(a)	6,500	66,235
		3,412,409

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans — 6.4%
1st Source Corp.	5,867	$94,459
Abington Bancorp, Inc.(a)	5,000	45,600
AMCORE Financial, Inc.(a)	5,269	29,823
American Bancorp of New Jersey, Inc.(a)	2,500	25,725
AmericanWest Bancorporation(a)	3,866	8,776
Ameris Bancorp(a)	3,229	28,092
Anchor BanCorp Wisconsin, Inc.(a)	4,900	34,349
Atlantic Coast Federal Corp.(a)	2,500	18,500
Bancfirst Corp.(a)	3,000	128,400
BancorpSouth, Inc.(a)	17,400	304,326
BancTrust Financial Group, Inc.(a)	3,390	22,340
Bank Mutual Corp.	5,386	54,075
Bank of Florida Corp.(a)*	3,000	21,750
Bank of Granite Corp.(a)	4,846	34,455
Bank of the Ozarks, Inc.(a)	4,000	59,440
BankAtlantic Bancorp, Inc., Class A(a)	10,000	17,600
BankFinancial Corp.(a)	4,900	63,749
BankUnited Financial Corp., Class A(a)	7,900	7,584
Banner Corp.(a)	3,960	35,086
Berkshire Hills Bancorp, Inc.(a)	2,400	56,760
Beverly Hills Bancorp, Inc.	5,300	8,904
Boston Private Financial Holdings, Inc.(a)	8,800	49,896
Brookline Bancorp, Inc.(a)	14,148	135,113
Cadence Financial Corp.(a)	2,900	31,407
Camden National Corp.(a)	2,000	46,560
Capital City Bank Group, Inc.(a)	1,900	41,344
Capital Corp. of the West(a)	1,800	6,840
Capitol Bancorp Ltd.(a)	3,700	33,189
Cardinal Financial Corp.	6,692	41,892
Cascade Financial Corp.(a)	2,077	13,521
Cass Information Systems, Inc.(a)	1,000	32,030
Cathay Bancorp, Inc.(a)	12,318	133,897
Center Bancorp, Inc.(a)	2,835	24,806
Center Financial Corp.(a)	3,600	30,492
Central Pacific Financial Corp.(a)	7,100	75,686
CFS Bancorp, Inc.	1,800	21,222
Charter Financial Corp.(a)	2,028	48,672
Chemical Financial Corp.(a)	5,050	103,020
Citizens Community Bancorp, Inc.	400	3,200
Citizens First Bancorp, Inc.(a)	1,800	10,800
Clifton Savings Bancorp, Inc.(a)	3,000	29,220
Colony Bankcorp, Inc.(a)	1,100	12,375
Columbia Banking System, Inc.	4,483	86,656
Community Bancorp(a)*	1,200	6,012
Community Bank Systems, Inc.(a)	6,300	129,906
Community Trust Bancorp, Inc.(a)	4,498	118,117
Corus Bankshares, Inc.(a)	12,700	52,832
CVB Financial Corp.(a)	21,055	198,759
Dearborn Bancorp, Inc.*	1,050	5,103
Dime Community Bancshares	10,050	165,925
Encore Bancshares Inc.*	500	7,825

	SHARES	VALUE†
Enterprise Financial Services Corp.(a)	2,856	$53,836
ESSA Bancorp, Inc.(a)	1,900	23,788
F.N.B. Corp.(a)	19,532	230,087
Fifth Third Bancorp(a)	244	2,486
Financial Institutions, Inc.(a)	1,700	27,302
First Bancorp(a)	3,400	42,976
First Busey Corp., Class A(a)	8,876	117,341
First Citizens BancShares, Inc.	200	27,898
First Community Bancshares, Inc.(a)	2,661	75,040
First Defiance Financial Corp.	1,000	16,010
First Federal Bancshares of Arkansas, Inc.(a)	500	4,325
First Federal of Northern Michigan Bancorp, Inc.(a)	300	1,797
First Financial Bancorp(a)	8,665	79,718
First Financial Bankshares, Inc.(a)	4,735	216,910
First Financial Corp.(a)	3,200	97,952
First Financial Holdings, Inc.	2,800	48,104
First Financial Service Corp.	440	7,946
First Mariner Bancorp(a)*	100	311
First Merchants Corp.	3,877	70,368
First Midwest Bancorp, Inc.(a)	11,400	212,610
First Niagara Financial Group, Inc.	26,979	346,950
First PacTrust Bancorp, Inc.	200	2,580
First Place Financial Corp.(a)	2,900	27,260
First Regional Bancorp(a)*	2,700	15,147
First South Bancorp, Inc.(a)	1,100	14,168
First State Bancorp(a)	4,900	26,950
FirstFed Financial Corp.(a)*	97	780
FirstMerit Corp.	19,200	313,152
Flagstar Bancorp, Inc.(a)	13,050	39,281
Flushing Financial Corp.	4,700	89,065
FNB Corp. United Corp.	2,073	15,962
Franklin Bank Corp.(a)*	3,400	2,074
Frontier Financial Corp.(a)	10,899	92,859
Fulton Financial Corp.(a)	18,530	186,226
Gateway Financial Holdings, Inc.(a)	3,505	26,883
German American Bancorp	2,400	27,864
Glacier Bancorp, Inc.(a)	12,072	193,031
Great Southern Bancorp, Inc.(a)	3,025	24,563
Greene County Bancshares, Inc.(a)	2,200	30,844
Guaranty Bancorp(a)*	12,900	46,440
Hancock Holding Co.(a)	7,700	302,533
Hanmi Financial Corp.(a)	10,800	56,268
Harleysville National Corp.(a)	7,545	84,202
Heartland Financial USA, Inc.(a)	2,100	38,199
Heritage Commerce Corp.(a)	3,188	31,561
Home Bancshares, Inc.(a)	4,100	92,168
Home Federal Bancorp, Inc.	4,062	40,051
Horizon Financial Corp.(a)	2,725	17,004
IBERIABANK Corp.(a)	2,875	127,851
Independent Bank Corp. — MA	3,182	75,859
Independent Bank Corp. — MI(a)	4,683	18,732
Integra Bank Corp.(a)	4,000	31,320
International Bancshares Corp.	16,000	341,920
Intervest Bancshares Corp.	1,400	7,168

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Investors Bancorp, Inc.*	26,500	$346,090
K-Fed Bancorp(a)	2,875	31,194
Kearny Financial Corp.(a)	17,221	189,431
Lakeland Bancorp, Inc.(a)	5,376	65,480
Lakeland Financial Corp.(a)	2,500	47,700
Legacy Bancorp, Inc.	2,500	28,825
Macatawa Bank Corp.(a)	3,307	26,456
MainSource Financial Group, Inc.(a)	4,530	70,215
MB Financial, Inc.(a)	8,840	198,635
MBT Financial Corp.(a)	8,300	49,385
Medallion Financial Corp.	3,400	32,028
Mercantile Bank Corp.(a)	1,265	9,083
Meridian Interstate Bancorp, Inc.*	300	2,916
Midwest Banc Holdings, Inc.(a)	6,400	31,168
Nara Bancorp, Inc.(a)	6,300	67,599
National Penn Bancshares, Inc.(a)	17,659	234,512
NBT Bancorp, Inc.(a)	7,860	161,995
New Century Bancorp, Inc.*	200	1,550
New England Bancshares, Inc.(a)	1,000	10,250
New Hampshire Thrift Bancshares, Inc.	200	2,070
NewAlliance Bancshares, Inc.(a)	33,500	418,080
NewBridge Bancorp.	1,200	8,280
Northeast Community Bancorp, Inc.	2,200	24,728
Northwest Bancorp, Inc.(a)	12,000	261,840
OceanFirst Financial Corp.	2,852	51,479
Old National Bancorp(a)	18,700	266,662
Old Second Bancorp, Inc.(a)	2,868	33,326
Online Resources Corp.(a)*	7,500	62,625
Oritani Financial Corp.(a)*	5,273	84,368
Pacific Capital Bancorp(a)	11,066	152,489
Pacific Mercantile Bancorp(a)	2,500	19,125
Pacific Premier Bancorp, Inc.*	300	1,545
PacWest Bancorp	6,200	92,256
Park National Corp.(a)	3,450	185,955
Peapack-Gladstone Financial Corp.(a)	1,250	27,463
Pennsylvania Commerce Bancorp, Inc.*	900	21,645
Peoples Bancorp, Inc.	2,400	45,552
PFF Bancorp, Inc.(a)	5,620	6,070
Pinnacle Financial Partners, Inc.(a)*	5,500	110,495
Preferred Bank — LA(a)	2,200	11,396
PrivateBancorp, Inc.(a)	5,300	161,014
Prosperity Bancshares, Inc.(a)	10,600	283,338
Provident Bankshares Corp.(a)	7,240	46,191
Provident Financial Holdings, Inc.(a)	1,000	9,440
Provident Financial Services, Inc.	14,515	203,355
Provident New York Bancorp(a)	10,000	110,600
Pulaski Financial Corp.(a)	1,200	11,400
Rainier Pacific Financial Group, Inc.(a)	700	6,685
Renasant Corp.(a)	5,000	73,650
Republic Bancorp, Inc., Class A(a)	8,841	217,489
Riverview Bancorp, Inc.	2,760	20,424
Rockville Financial, Inc.(a)	4,671	58,668
Roma Financial Corp.(a)	4,100	53,710
Rome Bancorp, Inc.	1,200	13,320
S&T Bancorp, Inc.(a)	6,000	174,360

	SHARES	VALUE†
S.Y. Bancorp, Inc.(a)	2,891	$61,752
Sandy Spring Bancorp, Inc.(a)	6,300	104,454
SCBT Financial Corp.	1,000	28,560
Seacoast Banking Corp. of Florida(a)	4,210	32,670
Security Bank Corp.(a)	4,228	24,776
SI Financial Group, Inc.	2,300	19,447
Sierra Bancorp(a)	2,100	34,650
Signature Bank — NY*	7,100	182,896
Simmons First National Corp., Class A(a)	3,100	86,707
Smithtown Bancorp, Inc.(a)	3,500	56,875
Southern Community Financial Corp.	3,300	20,295
Southern Connecticut Bancorp, Inc.*	200	1,400
Southside Bancshares, Inc.	2,868	52,886
Southwest Bancorp, Inc.	2,600	29,900
State Bancorp, Inc.(a)	2,377	29,713
StellarOne Corp.(a)	2,301	33,595
Sterling Bancorp(a)	3,740	44,693
Sterling Bancshares, Inc.	18,300	166,347
Sterling Financial Corp. — WA(a)	12,354	51,146
Suffolk Bancorp(a)	2,200	64,636
Sun American Bancorp(a)*	1,560	4,212
Sun Bancorp, Inc.(a)*	5,605	56,890
Superior Bancorp(a)*	1,800	15,282
SVB Financial Group(a)*	7,900	380,069
Taylor Capital Group, Inc.(a)	2,400	17,976
Temecula Valley Bancorp, Inc.(a)	1,800	10,782
Texas Capital Bancshares, Inc.(a)*	6,000	96,000
The Bancorp, Inc.(a)*	2,600	19,812
TIB Financial Corp.(a)	1,000	6,060
TierOne Corp.(a)	3,600	16,524
Timberland Bancorp, Inc.	2,600	20,852
Tompkins Trustco, Inc.(a)	2,200	81,840
Trico Bancshares(a)	3,800	41,610
TrustCo Bank Corp. NY(a)	17,234	127,876
Trustmark Corp.(a)	13,700	241,805
UCBH Holdings, Inc.(a)	24,900	56,025
UMB Financial Corp.	10,100	517,827
Umpqua Holdings Corp.(a)	12,242	148,495
Union Bankshares Corp.(a)	2,400	35,736
United Bankshares, Inc.(a)	10,300	236,385
United Community Banks, Inc.(a)	9,809	83,671
United Community Financial Corp.(a)	6,000	22,500
United Financial Bancorp, Inc.	3,955	44,177
United Security Bancshares/CA(a)	782	11,370
United Western Bancorp, Inc.	1,600	20,096
Univest Corp. of Pennsylvania(a)	3,100	61,566
ViewPoint Financial Group	3,276	48,223
Vineyard National Bancorp Co.(a)	3,414	12,905
Virginia Commerce Bancorp(a)*	5,786	30,029
Washington Banking Co.	1,600	12,640
Washington Federal, Inc.	7,600	137,560
Washington Trust Bancorp, Inc.(a)	3,000	59,100
Wauwatosa Holdings, Inc.(a)*	6,900	73,278
Webster Financial Corp.	10,800	200,880
WesBanco, Inc.	5,363	91,975

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
West Bancorporation(a)	5,350	$46,545
West Coast Bancorp	2,947	25,550
Westamerica Bancorporation(a)	6,300	331,317
Western Alliance Bancorp(a)*	5,100	39,576
Westfield Financial, Inc.	3,800	34,390
Willow Grove Bancorp, Inc.	4,085	33,293
Wilshire Bancorp, Inc.	6,600	56,562
Wintrust Financial Corp.	4,750	113,288
Yadkin Valley Financial Corp.	500	5,975
		16,731,357
Broadcasting — 0.6%
4Kids Entertainment, Inc.*	2,900	21,489
Acacia Research-Acacia Technologies(a)*	14,000	62,720
Acme Communications, Inc.(a)*	3,269	4,511
Beasley Broadcast Group, Inc., Class A	1,657	7,573
Charter Communications, Inc., Class A(a)*	177,600	186,480
Citadel Broadcasting Corp.(a)	30,200	36,844
Cox Radio, Inc., Class A(a)*	8,900	105,020
Crown Media Holdings, Inc., Class A(a)*	17,800	84,372
Cumulus Media, Inc., Class A(a)*	6,400	25,216
DG Fastchannel, Inc.(a)*	7,450	128,513
Entercom Communications Corp.(a)	7,100	49,842
Entravision Communications Corp.*	16,600	66,732
Fisher Communications, Inc.*	1,100	37,884
Gray Television, Inc.(a)	8,900	25,543
Lin TV Corp., Class A(a)*	6,700	39,932
Mediacom Communications Corp.(a)*	19,900	106,266
Medialink Worldwide, Inc.*	1,400	1,484
National Lampoon, Inc.(a)*	1,100	1,760
New Frontier Media, Inc.	10,200	39,882
Nexstar Broadcasting Group, Inc. Class A(a)*	3,400	13,906
NTN Communications, Inc.*	5,100	1,734
Radio One, Inc., Class D*	20,712	26,718
Regent Communications, Inc.(a)*	8,600	7,708
Saga Communications, Inc., Class A*	4,250	21,293
Salem Communications Corp., Class A(a)	3,500	6,895
Sinclair Broadcast Group, Inc., Class A(a)	12,300	93,480
Spanish Broadcasting System, Inc., Class A(a)*	9,260	10,556
TiVo, Inc.(a)*	32,800	202,376
Westwood One, Inc.*	19,900	24,676
World Wrestling Federation Entertainment, Inc.(a)	5,100	78,897
WorldSpace, Inc., Class A(a)*	7,800	14,586
		1,534,888
Building & Construction — 1.7%
AAON, Inc.(a)	3,900	75,114
Ampco-Pittsburgh Corp.	2,200	97,856
AMREP Corp.(a)	1,500	71,385

	SHARES	VALUE†
Apogee Enterprises, Inc.(a)	7,200	$116,352
Brookfield Homes Corp.(a)	3,000	36,840
Builders FirstSource, Inc.(a)*	8,500	45,135
Cavalier Homes, Inc.(a)*	4,000	7,880
Cavco Industries, Inc.(a)*	1,100	36,003
Champion Enterprises, Inc.*	18,400	107,640
Comfort Systems USA, Inc.	9,430	126,739
Comstock Homebuilding Cos, Inc., Class A(a)*	1,600	576
Drew Industries, Inc.(a)*	5,000	79,750
Dycom Industries, Inc.*	9,800	142,296
Emcor Group, Inc.*	21,400	610,542
Fleetwood Enterprises, Inc.(a)*	14,700	38,514
Granite Construction Inc.	4,700	148,191
Home Solutions of America, Inc.(a)*	7,100	4,899
Hovnanian Enterprises, Inc., Class A*	4,300	23,564
Insituform Technologies, Inc., Class A(a)*	5,400	82,242
Integrated Electrical Services, Inc.(a)*	3,398	58,446
Interline Brands, Inc.*	7,100	113,103
KB Home(a)	10,100	170,993
KSW, Inc.(a)	1,050	4,956
Layne Christensen Co.(a)*	3,200	140,128
M.D.C. Holdings, Inc.	10,100	394,506
M/I Homes, Inc.(a)	1,500	23,595
Meritage Homes Corp.*	900	13,653
Michael Baker Corp.*	1,300	28,444
Modine Manufacturing Co.	7,900	97,723
Modtech Holdings, Inc.*	1,500	157
NCI Building Systems, Inc.(a)*	4,600	168,958
Orleans Homebuilders, Inc.(a)	4,153	15,200
Palm Harbor Homes, Inc.(a)*	4,600	25,438
Perini Corp.*	5,800	191,690
PGT, Inc.(a)*	500	1,720
Quanex Building Products Corp.	8,125	120,738
Simpson Manufacturing Co., Inc.(a)	11,100	263,514
Standard Pacific Corp.(a)	8,400	28,392
Sterling Construction Co., Inc.*	2,500	49,650
Texas Industries, Inc.(a)	6,600	370,458
The Ryland Group, Inc.	10,600	231,186
Trex Co., Inc.*	2,700	31,671
U.S. Home Systems, Inc.(a)*	1,100	4,323
WCI Communities, Inc.(a)*	7,200	10,440
Woodbridge Holdings Corp.(a)*	1,028	1,192
		4,411,792
Business Services — 2.8%
Acxiom Corp.	15,800	181,542
Administaff, Inc.	6,400	178,496
Ambassadors International, Inc.(a)*	2,097	9,185
AMN Healthcare Services, Inc.*	7,500	126,900
Arrowhead Research Corp.(a)*	5,800	14,442
Barrett Business Services, Inc.(a)	2,100	24,843
BearingPoint, Inc.(a)*	71,200	57,672
Bowne & Co., Inc.	7,000	89,250
Brady Corp., Class A	12,200	421,266
CDI Corp.	4,200	106,848
CIBER, Inc.*	11,900	73,899

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Business Services (Continued)
Cogent, Inc.(a)*	22,800	$259,236
Concur Technologies, Inc.(a)*	10,900	362,207
CorVel Corp.*	2,550	86,369
CRA International, Inc.(a)*	2,300	83,145
Cross Country Healthcare, Inc.*	7,100	102,311
CSG Systems International, Inc.*	10,600	116,812
Diamond Management & Technology Consultants, Inc.	7,300	38,033
EDGAR Online, Inc.(a)*	6,200	11,408
Edgewater Technology, Inc.*	2,300	11,063
Electro Rent Corp.	6,482	81,284
Emergency Medical Services Corp., Class A(a)*	1,000	22,630
ePlus, Inc.*	1,200	16,236
Fair Isaac Corp.(a)	11,700	243,009
Forgent Networks, Inc.*	4,800	1,968
Forrester Research, Inc.*	5,600	172,928
FortuNet, Inc.(a)*	1,700	10,642
Franklin Covey Co.*	5,000	43,400
Gartner, Inc., Class A(a)*	11,500	238,280
Gevity HR, Inc.(a)	5,224	28,105
Hackett Group, Inc.*	10,800	61,992
Heidrick & Struggles International, Inc.(a)	4,000	110,560
Hill Intl, Inc.*	10,900	179,196
Housevalues, Inc.(a)*	4,700	12,925
Hudson Highland Group, Inc.*	5,400	56,538
Huron Consulting Group, Inc.(a)*	4,080	184,987
ICF International, Inc.*	100	1,662
infoGROUP, Inc.	13,500	59,265
Innodata Isogen, Inc.(a)*	5,684	15,915
Intelli-Check, Inc.(a)*	2,900	5,858
Kelly Services, Inc., Class A	6,800	131,444
Kenexa Corp.*	5,600	105,504
Kforce, Inc.*	17,045	144,712
Korn/Ferry International*	12,500	196,625
LECG Corp.*	5,200	45,448
MAXIMUS, Inc.	4,400	153,208
Microstrategy, Inc., Class A*	2,101	136,040
MPS Group, Inc.*	24,400	259,372
National Technical Systems, Inc.*	1,400	7,630
Navigant Consulting, Inc.*	13,900	271,884
On Assignment, Inc.*	16,400	131,528
PDI, Inc.*	3,600	31,356
RCM Technologies, Inc.*	2,600	11,206
Resources Connection, Inc.	11,800	240,130
SM&A*	4,200	20,034
Spherion Corp.*	11,700	54,054
Stanley Inc.,*	2,200	73,744
TeamStaff, Inc.(a)*	488	976
TeleTech Holdings, Inc.*	14,200	283,432
Tetra Tech, Inc.*	23,400	529,308
Thomas Group, Inc.(a)	1,300	2,860
TRC Cos., Inc.(a)*	6,350	25,527

	SHARES	VALUE†
TrueBlue, Inc.*	21,300	$281,373
Versar, Inc.(a)*	3,800	18,240
Watson Wyatt & Co. Holdings	6,000	317,340
Westaff, Inc.*	3,300	3,729
		7,379,011
Chemicals — 2.3%
A. Schulman, Inc.	5,900	135,877
Aceto Corp.	9,525	72,771
American Pacific Corp.*	1,000	17,240
American Vanguard Corp.(a)	6,233	76,666
Arch Chemicals, Inc.	7,600	251,940
Aviza Technology, Inc.*	4,794	2,685
Balchem Corp.(a)	4,350	100,615
Cabot Corp.	7,100	172,601
Cabot Microelectronics Corp.(a)*	5,500	182,325
Chemtura Corp.	21,800	127,312
Dionex Corp.*	4,600	305,302
Ferro Corp.	13,200	247,632
GenTek, Inc.(a)*	2,600	69,914
Georgia Gulf Corp.(a)	8,800	25,520
H.B. Fuller Co.(a)	14,600	327,624
Hawkins, Inc.	1,200	17,952
Hercules, Inc.	22,300	377,539
ICO, Inc.(a)*	6,200	37,324
Innophos Holdings, Inc.(a)	2,500	79,875
KMG Chemicals, Inc.	2,500	25,825
Kronos Worldwide, Inc.(a)	11,107	170,937
Landec Corp.(a)*	5,600	36,232
Lumera Corp.*	4,800	4,704
Minerals Technologies, Inc.	4,400	279,796
Nevada Chemicals, Inc.(a)	1,400	13,930
NewMarket Corp.(a)	5,000	331,150
NL Industries, Inc.(a)	11,700	111,501
Northern Technologies International Corp.*	800	13,984
Olin Corp.	23,300	609,994
OM Group, Inc.(a)*	6,900	226,251
Omnova Solutions, Inc.*	11,400	31,692
Penford Corp.	1,600	23,808
PolyOne Corp.*	23,400	163,098
Quaker Chemical Corp.	2,260	60,251
Spartech Corp.	7,100	66,953
Stepan Co.	1,700	77,554
Symyx Technologies, Inc.*	7,400	51,652
Tronox, Inc., Class A(a)	7,400	23,384
Tronox, Inc., Class B(a)	2,100	6,342
Valhi, Inc.(a)	5,600	152,600
W.R. Grace & Co.*	16,200	380,538
WD-40 Co.	5,000	146,250
Westlake Chemical Corp.(a)	15,100	224,386
		5,861,526
Commercial Services — 2.1%
Advance America Cash Advance Centers, Inc.	19,100	97,028
Arbitron, Inc.(a)	8,000	380,000

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services (Continued)
Cash Systems, Inc.*	6,900	$3,309
CBIZ, Inc.(a)*	15,700	124,815
Clayton Holdings, Inc.(a)*	1,900	11,343
Coinstar, Inc.(a)*	6,700	219,157
Collectors Universe, Inc.(a)	1,500	12,165
Command Security Corp.(a)*	1,200	4,176
Competitive Technologies, Inc.*	1,800	3,780
Convergys Corp.*	13,600	202,096
CoStar Group, Inc.(a)*	4,400	195,580
CPI Corp.(a)	1,100	20,603
Deluxe Corp.	11,300	201,366
DynCorp International Inc., Class A*	7,400	112,110
Energy Focus, Inc.(a)*	2,200	5,170
Euronet Worldwide, Inc.(a)*	11,600	196,040
Exlservice Holdings, Inc.(a)*	6,900	96,807
Global Cash Access Holdings, Inc.(a)*	19,892	136,459
GP Strategies Corp.*	3,599	36,170
Healthcare Services Group(a)	18,300	278,343
Heartland Payment Systems, Inc.(a)	9,000	212,400
ICT Group, Inc.*	3,000	24,600
Intersections, Inc.*	5,800	63,394
Live Nation, Inc.(a)*	15,700	166,106
Mac-Gray Corp.*	2,474	29,045
McGrath Rentcorp	6,000	147,540
Medifast, Inc.(a)*	3,300	17,358
Mobile Mini, Inc.(a)*	8,720	174,400
Newtek Business Services, Inc.(a)*	7,650	7,726
PeopleSupport, Inc.*	5,700	48,450
Perceptron, Inc.*	1,100	9,625
Pfsweb Inc.,(a)*	307	1,474
PHH Corp.*	11,200	171,920
Plexus Corp.*	11,200	310,016
Pre-Paid Legal Services, Inc.*	2,300	93,426
Premier Exhibitions, Inc.(a)*	6,300	28,602
Protection One, Inc.(a)*	5,134	43,126
Providence Service Corp.(a)*	4,800	101,328
ProxyMed, Inc.(a)*	4,900	1,764
Rewards Network, Inc.(a)*	9,600	39,456
Source Information Management Co.(a)*	12,800	28,288
Standard Parking Corp.*	4,000	72,800
StarTek, Inc.*	3,723	34,996
SYNNEX Corp.(a)*	7,200	180,648
Team, Inc.(a)*	4,200	144,144
TETRA Technologies, Inc.*	19,350	458,788
TGC Industries, Inc.*	6,017	53,551
The Management Network Group, Inc.(a)*	8,200	11,808
TNS, Inc.*	4,600	110,216
UniFirst Corp.	3,000	133,980
Viad Corp.	4,500	116,055
Wright Express Corp.*	8,800	218,240
		5,591,787

	SHARES	VALUE†
Communication Services — 0.1%
Telkonet, Inc.(a)*	14,900	$8,344
Terremark Worldwide, Inc.(a)*	13,400	73,164
TerreStar Corp.(a)*	16,400	65,272
WPCS International, Inc.*	1,000	5,650
		152,430
Communications Equipment — 1.4%
Acme Packet, Inc.*	6,600	51,216
ANADIGICS, Inc.(a)*	22,000	216,700
Applied Signal Technology, Inc.	3,400	46,444
Arris Group, Inc.*	34,127	288,373
Atheros Communications, Inc.(a)*	14,100	423,000
Avanex Corp.(a)*	29,600	33,448
Captaris, Inc.(a)*	6,000	24,300
Centillium Communications, Inc.*	7,800	5,070
Ceradyne, Inc.(a)*	5,525	189,507
Datalink Corp.*	2,300	10,626
Digi International, Inc.*	7,600	59,660
Digital Angel Corp.*	12,320	9,363
Endwave Corp.*	2,950	18,732
Finisar Corp.(a)*	123,800	147,322
Foundry Networks, Inc.*	16,000	189,120
Globecomm Systems, Inc.*	4,650	38,409
I.D. Systems, Inc.(a)*	1,600	10,304
InterVoice-Brite, Inc.*	11,100	63,270
Ixia*	17,628	122,515
KVH Industries, Inc.*	3,300	27,489
Macrovision Solutions Corp.(a)*	23,912	357,724
MasTec, Inc.(a)*	19,900	212,134
Network Equipment Technologies, Inc.(a)*	5,600	19,880
Oplink Communications, Inc.(a)*	4,500	43,200
Optical Cable Corp.*	374	2,562
Performance Technologies, Inc.*	2,500	12,650
SeaChange International, Inc.*	7,100	50,836
Smith Micro Software, Inc.(a)*	6,500	37,050
Sonus Networks, Inc.(a)*	121,400	415,188
SRS Labs, Inc.(a)*	3,700	23,865
Tekelec(a)*	16,800	247,128
UTStarcom, Inc.(a)*	28,400	155,348
ViaSat, Inc.*	6,400	129,344
Vyyo, Inc.(a)*	4,372	743
Williams Controls, Inc.*	1,500	19,005
Zhone Technologies, Inc.*	26,383	20,579
		3,722,104
Computer Equipment — 1.7%
Adaptec, Inc.*	29,728	95,130
Adept Technology, Inc.*	1,000	9,770
Agilysys, Inc.(a)	7,576	85,912
Airspan Networks, Inc.*	15,000	11,247
Astro-Med, Inc.	575	5,319
Bookham, Inc.*	21,955	37,104
Calamp Corp.*	5,925	12,146
California Micro Devices Corp.*	5,100	15,861

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computer Equipment (Continued)
Ciprico, Inc.(a)*	500	$755
Concurrent Computer Corp.(a)*	14,452	9,827
Cray, Inc.*	1,939	8,997
Dataram Corp.(a)	1,799	4,695
Dot Hill Systems Corp.*	12,700	32,131
Electronics for Imaging, Inc.*	13,600	198,560
Emulex Corp.*	20,500	238,825
Entorian Technologies, Inc.(a)*	21,300	16,401
Hauppauge Digital, Inc.*	2,400	3,600
Hurco Cos., Inc.(a)*	1,000	30,890
Hutchinson Technology, Inc.(a)*	5,700	76,608
iGo, Inc.(a)*	8,363	10,537
Imation Corp.(a)	6,900	158,148
Immersion Corp.(a)*	6,700	45,627
Insight Enterprises, Inc.*	11,250	131,963
Integral Systems, Inc.(a)	2,000	77,400
Interphase Corp.(a)*	1,200	4,056
KEY Tronic Corp.*	1,700	5,831
Lasercard Corp.*	2,100	10,017
Maxwell Technologies, Inc.(a)*	4,300	45,666
Mentor Graphics Corp.*	27,600	436,080
Mercury Computer Systems, Inc.*	4,900	36,897
MTS Systems Corp.	4,400	157,872
NYFIX, Inc.(a)*	5,600	23,464
Palm, Inc.(a)	24,796	133,650
Quantum Corp.*	64,800	87,480
RadiSys Corp.(a)*	9,800	88,788
Rimage Corp.(a)*	4,700	58,233
Riverbed Technology, Inc.*	200	2,744
SCM Microsystems, Inc.(a)*	3,000	9,000
Semtech Corp.*	35,200	495,264
Sigma Designs, Inc.(a)*	11,000	152,790
Silicon Storage Technology, Inc.*	23,800	65,926
Soapstone Networks, Inc.*	2,900	11,107
Standard Microsystems Corp.(a)*	5,200	141,180
STEC, Inc.(a)*	11,400	117,078
Stratasys, Inc.(a)*	4,700	86,762
Synaptics, Inc.(a)*	12,000	452,760
Transact Technologies, Inc.(a)*	1,515	12,544
Trident Microsystems, Inc.*	26,600	97,090
Virage Logic Corp.*	4,635	33,187
Whitney Holding Corp.(a)	15,575	285,023
		4,367,942
Computer Services — 1.6%
3D Systems Corp.(a)*	5,100	48,450
Analysts International Corp.*	4,500	6,165
Aspen Technology, Inc.*	22,500	299,250
Avocent Corp.*	14,736	274,090
Black Box Corp.	3,700	100,603
Catapult Communications Corp.(a)*	3,361	23,930
Computer Programs & Systems, Inc.	2,300	39,859
Computer Task Group, Inc.*	3,700	18,944
COMSYS IT Partners, Inc.*	4,800	43,776
Dynamics Research Corp.*	2,200	23,100

	SHARES	VALUE†
eLoyalty Corp.(a)*	1,512	$7,469
Enliven Marketing Technologies Corp.(a)*	3,300	2,772
Extreme Networks, Inc.*	28,600	81,224
Furmanite Corp.*	8,080	64,479
Goldleaf Financial Solutions, Inc.*	8,500	18,360
Intelligroup, Inc.*	1,500	3,000
INX, Inc.*	400	4,180
Manhattan Associates, Inc.*	12,000	284,760
NCI, Inc., Class A*	1,800	41,184
NETGEAR, Inc.*	16,800	232,848
NetScout Systems, Inc.*	8,185	87,416
Overland Storage, Inc.*	2,700	3,159
Perot Systems Corp., Class A*	24,695	370,672
Pomeroy Computer Resources, Inc.*	2,000	9,200
Rackable Systems, Inc.*	6,800	91,120
Radiant Systems, Inc.*	7,100	76,183
Rainmaker Systems, Inc.(a)*	5,900	17,287
Saba Software, Inc.(a)*	6,949	22,306
Safeguard Scientifics, Inc.(a)*	29,000	35,960
Sapient Corp.*	29,900	191,958
SI International, Inc.(a)*	3,100	64,914
Sonic Foundry, Inc.(a)*	7,800	4,758
SRA International, Inc., Class A*	10,400	233,584
Sykes Enterprises, Inc.*	14,400	271,584
Syntel, Inc.(a)	14,400	485,568
TechTeam Global, Inc.*	1,700	18,173
Tier Technologies, Inc., Class B*	3,900	31,239
Tyler Technologies, Inc.(a)*	18,200	246,974
Unisys Corp.*	16,500	65,175
Wind River Systems, Inc.*	19,700	214,533
		4,160,206
Computer Software — 3.5%
3Com Corp.*	99,900	211,788
ACI Worldwide, Inc.(a)*	10,500	184,695
Actuate Corp.*	24,700	96,577
Advent Software, Inc.(a)*	6,800	245,344
American Software, Inc., Class A	6,800	38,352
Ansoft Corp.*	5,700	207,480
Art Technology Group, Inc.*	31,900	102,080
Authentidate Holding Corp.(a)*	6,200	2,418
AXS-One, Inc.*	6,500	2,925
Blackbaud, Inc.	10,600	226,840
Blackboard, Inc.*	7,201	275,294
Borland Software Corp.(a)*	16,800	22,848
Bottomline Technologies, Inc.*	6,100	59,353
BSQUARE Corp.*	2,300	11,109
Callidus Software, Inc.(a)*	6,600	33,000
CAM Commerce Solutions, Inc.(a)	1,000	39,710
Clarus Corp.*	1,900	10,640
Commvault Systems, Inc.*	4,800	79,872
Convera Corp.(a)*	12,200	17,324
Echelon Corp.(a)*	8,700	94,830
Emageon, Inc.*	5,535	11,900
Epicor Software Corp.(a)*	13,900	96,049
EPIQ Systems, Inc.(a)*	8,450	119,990

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computer Software (Continued)
eResearch Technology, Inc.*	14,050	$245,032
etrials Worldwide, Inc.(a)*	2,200	4,070
FalconStor Software, Inc.(a)*	14,350	101,598
Glu Mobile Inc.(a)*	3,800	18,354
GSE Systems, Inc.(a)*	2,896	25,803
Guidance Software, Inc.*	4,600	43,930
Hypercom Corp.*	18,300	80,520
ImageWare Systems, Inc.(a)*	3,100	2,108
Informatica Corp.*	21,000	315,840
Innerworkings, Inc.(a)*	6,306	75,420
Interactive Intelligence, Inc.(a)*	4,000	46,560
Intermec, Inc.*	14,500	305,660
Interwoven, Inc.*	18,519	222,413
iPass, Inc.(a)*	14,400	29,808
JDA Software Group, Inc.*	7,100	128,510
Kintera, Inc.(a)*	5,700	6,327
L-1 Identity Solutions, Inc.(a)*	17,400	231,768
Lawson Software, Inc.*	47,000	341,690
Magma Design Automation, Inc.(a)*	15,900	96,513
Mantech International Corp., Class A*	4,500	216,540
Midway Games, Inc.(a)*	21,900	48,180
Motive, Inc.*	1,400	2,968
MSC Software Corp.*	10,200	111,996
Omnicell, Inc.(a)*	7,300	96,214
Omniture, Inc.(a)*	14,901	276,712
On2 Technologies, Inc.(a)*	26,000	15,860
Openwave Systems, Inc.(a)*	24,533	36,554
OPNET Technologies, Inc.(a)*	10,000	90,000
Parametric Technology Corp.*	27,520	458,759
PDF Solutions, Inc.(a)*	8,100	48,195
Pegasystems, Inc.	8,200	110,372
Pervasive Software, Inc.*	5,000	21,350
Phoenix Technology Ltd.*	6,950	76,450
PLATO Learning, Inc.*	5,000	13,250
Progress Software Corp.*	9,400	240,358
QAD, Inc.(a)	7,800	52,806
Quest Software, Inc.*	24,400	361,364
Secure Computing Corp.*	16,050	66,447
Simulations Plus, Inc.*	800	1,360
SPSS, Inc.*	4,532	164,829
SumTotal Systems Inc.*	7,800	36,504
SupportSoft, Inc.*	12,600	40,950
SXC Health Solutions Corp.*	197	2,693
Synchronoss Technologies, Inc.(a)*	7,100	64,113
Take-Two Interactive Software, Inc.*	16,800	429,576
Taleo Corp., Class A(a)*	5,800	113,622
TeleCommunication Systems, Inc., Class A*	10,800	50,004
THQ, Inc.(a)*	11,550	234,003
TIBCO Software, Inc.*	58,500	447,525
Tradestation Group, Inc.*	20,400	207,060
Ulticom, Inc.*	8,240	70,040
Ultimate Software Group, Inc.*	5,800	206,654
Unica Corp.(a)*	3,950	31,758

	SHARES	VALUE†
VeriFone Holdings, Inc.*	7,500	$89,625
Verint Systems, Inc.*	6,100	143,228
Wireless Ronin Technologies, Inc.(a)*	1,300	6,383
Wizzard Software Corp.*	4,800	8,640
		9,205,284
Computers — 0.0%
PAR Technology Corp.(a)*	3,000	22,410
Construction Materials — 0.1%
Eagle Materials, Inc.(a)	10,600	268,498
Huttig Building Products, Inc.*	4,850	8,778
U.S. Concrete, Inc.(a)*	10,200	48,552
		325,828
Consumer Products — 0.5%
Ascendia Brands, Inc.*	2,195	58
Blyth, Inc.	9,900	119,097
Central Garden & Pet Co.*	5,300	24,115
Central Garden & Pet Co., Class A(a)*	8,400	34,440
CSS Industries, Inc.	2,100	50,862
Cybex International, Inc.*	4,100	13,981
Jarden Corp.(a)*	15,343	279,856
Mace Security International, Inc.*	3,200	5,088
Natural Alternatives International, Inc.*	1,000	7,990
Natural Health Trends Corp.(a)*	1,400	1,414
Prestige Brands Holdings, Inc.*	11,500	122,590
Russ Berrie & Co., Inc.*	4,000	31,880
Senomyx, Inc.(a)*	7,000	34,510
Spectrum Brands, Inc.(a)*	12,200	31,110
Synutra International, Inc.(a)*	380	12,282
The Scotts Miracle-Gro Co., Class A	7,700	135,289
Tupperware Corp.	11,100	379,842
Ultralife Batteries, Inc.(a)*	3,600	38,484
		1,322,888
Containers & Glass — 0.2%
Silgan Holdings, Inc.	7,902	400,947
Containers - Paper/Plastic — 0.1%
AEP Industries, Inc.(a)*	1,000	17,370
Constar International, Inc.(a)*	2,100	5,271
Rock-Tenn Co., Class A	9,600	287,904
		310,545
Cosmetics & Toiletries — 0.1%
Bare Escentuals, Inc.(a)*	11,900	222,887
CCA Industries, Inc.	556	4,643
Inter Parfums, Inc.(a)	7,050	105,750
Parlux Fragrances, Inc.*	5,787	28,935
Physicians Formula Holdings, Inc.*	1,300	12,155
		374,370
Distribution/Wholesale — 1.2%
Beacon Roofing Supply, Inc.(a)*	10,600	112,466
Bell Microproducts, Inc.(a)*	6,400	15,488
Bluelinx Holdings, Inc.(a)	7,200	25,488
Brightpoint, Inc.(a)*	20,244	147,781
Building Materials Holding Corp.(a)	4,200	7,434

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Distribution/Wholesale (Continued)
CLST Holdings, Inc.(a)	2,200	$616
Core-Mark Holding Co., Inc.(a)*	1,600	41,920
DEI Holdings, Inc.(a)*	1,269	2,157
Handleman Co.(a)*	3,500	6,300
Houston Wire & Cable Co.(a)	4,100	81,590
Industrial Distribution Group, Inc.(a)*	1,400	16,786
InfoSonics Corp.(a)*	2,200	1,650
LKQ Corp.*	28,798	520,380
MWI Veterinary Supply, Inc.(a)*	2,800	92,708
Nash-Finch Co.(a)	2,000	68,540
Navarre Corp.*	6,000	9,840
Owens & Minor, Inc.(a)	9,700	443,193
Reliv' International, Inc.(a)	3,700	20,239
Rentrak Corp.*	1,900	26,752
ScanSource, Inc.(a)*	5,700	152,532
Spartan Stores, Inc.	4,734	108,882
Tech Data Corp.*	5,300	179,617
United Natural Foods, Inc.(a)*	10,300	200,644
United Stationers, Inc.*	6,400	236,480
Watsco, Inc.(a)	5,300	221,540
WESCO International, Inc.*	8,100	324,324
		3,065,347
Diversified Operations — 2.5%
Actuant Corp., Class A(a)	12,600	395,010
Acuity Brands, Inc.	7,200	346,176
AMERCO*	4,600	219,328
Ameron International Corp.(a)	2,000	239,960
AZZ, Inc.(a)*	2,700	107,730
Barnes Group, Inc.(a)	12,600	290,934
Carlisle Cos., Inc.	6,600	191,400
Chase Corp.	700	13,118
Chemed Corp.(a)	5,500	201,355
Compass Diversified Holdings	7,600	86,868
Cornell Companies, Inc.*	2,700	65,097
Digimarc Corp.(a)*	4,400	62,304
EnPro Industries, Inc.(a)*	4,700	175,498
ESCO Technologies, Inc.*	5,700	267,444
Esterline Technologies Corp.*	6,500	320,190
Federal Signal Corp.(a)	16,800	201,600
Griffon Corp.(a)*	6,650	58,254
Hawaiian Electric Industries, Inc.(a)	19,700	487,181
Koppers Holdings, Inc.	4,400	184,228
Lancaster Colony Corp.(a)	7,600	230,128
Lydall, Inc.*	2,900	36,395
Mathews International Corp., Class A	7,000	316,820
Myers Industries, Inc.	6,987	56,944
NACCO Industries, Inc., Class A	1,000	74,350
Odyssey Marine Exploration, Inc.(a)*	11,350	44,946
Park-Ohio Holdings Corp.*	2,900	42,804
PICO Holdings, Inc.(a)*	5,100	221,595
Raven Industries, Inc.(a)	3,600	118,008
Sensient Technologies Corp.	11,300	318,208
Smart Balance, Inc.*	100	721

	SHARES	VALUE†
Standex International Corp.	2,700	$55,998
Sturm, Ruger & Co., Inc.(a)*	6,700	47,302
Tredegar Corp.	8,700	127,890
Universal Corp.(a)	6,000	271,320
Vector Group Ltd.(a)	14,434	232,820
Volt Information Sciences, Inc.(a)*	5,549	66,089
VSE Corp.	850	23,375
Zoltek Cos., Inc.(a)*	7,800	189,150
		6,388,538
Education — 0.4%
Capella Education Co.*	1,500	89,475
Corinthian Colleges, Inc.(a)*	28,700	333,207
Learning Tree International, Inc.*	3,900	66,690
Lincoln Educational Services*	5,874	68,315
Renaissance Learning, Inc.(a)	7,022	78,716
Scientific Learning Corp.*	6,000	23,100
The Geo Group, Inc.*	12,100	272,250
The Princeton Review, Inc.(a)*	13,700	92,612
Universal Technical Institute, Inc.(a)*	5,900	73,514
		1,097,879
Electric Utilities — 0.3%
ALLETE, Inc.	7,400	310,800
Pike Electric Corp.*	7,600	126,236
Portland General Electric Co.	17,500	394,100
		831,136
Electrical Equipment — 1.2%
A.O. Smith Corp.	5,400	177,282
Active Power, Inc.(a)*	11,580	13,548
ADDvantage Technologies Group, Inc.*	2,400	7,344
Advanced Energy Industries, Inc.*	10,800	147,960
Avid Technology, Inc.(a)*	9,895	168,116
Axcelis Technologies, Inc.*	24,400	119,072
Axsys Technologies, Inc.*	2,200	114,488
C&D Technologies, Inc.(a)*	7,300	61,758
Cascade Microtech, Inc.(a)*	2,800	18,424
Checkpoint Systems, Inc.*	10,900	227,592
Cohu, Inc.	5,500	80,740
Coleman Cable Inc.(a)*	1,800	18,576
Credence Systems Corp.(a)*	35,680	46,384
CyberOptics Corp.*	1,700	16,677
Distributed Energy Systems Corp.(a)*	8,100	405
Franklin Electric Co., Inc.(a)	5,300	205,534
GrafTech International Ltd.*	23,860	640,164
Hi-Shear Technology Corp.	1,500	18,975
Ibis Technology Corp.(a)*	1,700	187
Insteel Industries, Inc.	4,000	73,240
Littelfuse, Inc.*	4,965	156,646
LTX Corp.(a)*	22,800	50,160
Meade Instruments Corp.(a)*	3,300	2,970
Photon Dynamics, Inc.*	3,600	54,288
Power Integrations, Inc.*	6,500	205,465
Power-One, Inc.(a)*	19,262	36,405
Research Frontiers, Inc.(a)*	2,600	16,406
Rogers Corp.*	3,900	146,601

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electrical Equipment (Continued)
Technology Research Corp.(a)	800	$2,072
Veeco Instruments, Inc.(a)*	6,900	110,952
Vicor Corp.(a)	7,100	70,858
		3,009,289
Electronics — 6.0%
Actel Corp.*	5,500	92,675
Advanced Analogic Technologies, Inc.*	10,700	44,191
Advanced Photonix, Inc.(a)*	3,300	5,643
Aehr Test Systems*	1,200	9,276
Aetrium, Inc.*	2,200	6,556
Alliance Semiconductor Corp.	3,550	3,035
American Reprographics Co.*	10,500	174,825
American Superconductor Corp.(a)*	16,500	591,525
Amkor Technology, Inc.(a)*	20,000	208,200
Analogic Corp.	3,200	201,824
Applied Energetics, Inc.(a)*	34,000	54,060
Applied Micro Circuits Corp.*	26,375	225,770
Arotech Corp.(a)*	2,757	5,542
Asyst Technologies, Inc.*	11,300	40,341
Atari, Inc.(a)*	2,300	3,772
Atmel Corp.*	48,800	169,824
ATMI, Inc.*	7,700	214,984
Audiovox Corp., Class A(a)*	3,800	37,316
AXT, Inc.(a)*	12,400	51,956
Badger Meter, Inc.(a)	3,000	151,590
Bel Fuse, Inc., Class B	2,090	51,644
Belden, Inc.(a)	14,500	491,260
Benchmark Electronics, Inc.*	18,185	297,143
Brooks Automation, Inc.*	17,374	143,683
BTU International, Inc.*	2,100	24,969
Capstone Turbine Corp.(a)*	20,500	85,895
Catalyst Semiconductor, Inc.*	4,100	17,794
CEVA, Inc.(a)*	4,175	33,275
Cirrus Logic, Inc.*	21,400	118,984
Coherent, Inc.*	6,900	206,241
Conexant Systems, Inc.*	1,443	6,494
CTS Corp.	6,500	65,325
Cubic Corp.	6,700	149,276
Cymer, Inc.(a)*	8,200	220,416
Daktronics, Inc.(a)	11,500	231,955
Digital Theater Systems, Inc.(a)*	3,700	115,884
Diodes, Inc.(a)*	9,450	261,198
DSP Group, Inc.*	6,800	47,600
Eagle Test Systems, Inc.*	5,500	61,600
Electro Scientific Industries, Inc.*	6,980	98,907
Electroglas, Inc.(a)*	6,400	12,160
EMCORE Corp.(a)*	25,100	157,126
Emerson Radio Corp.(a)*	6,200	8,060
Energy Conversion Devices, Inc.(a)*	1,100	81,004
EnerSys*	14,800	506,604
Entegris, Inc.*	37,474	245,455
ESS Technology, Inc.(a)*	8,900	14,507

	SHARES	VALUE†
Exar Corp.(a)*	11,669	$87,984
Excel Technology, Inc.*	2,600	58,032
Fairchild Semiconductor International, Inc.*	23,600	276,828
FARO Technologies, Inc.(a)*	3,250	81,802
FormFactor, Inc.*	10,700	197,201
Frequency Electronics, Inc.	1,400	9,226
GSI Technology Inc.*	2,998	11,632
Henry Bros. Electronics, Inc.(a)*	300	1,770
hi/fn, Inc.(a)*	4,900	22,589
Hittite Microwave Corp.*	6,700	238,654
II-VI, Inc.(a)*	15,100	527,292
Ikanos Communications(a)*	7,500	25,275
InFocus Corp.*	8,400	12,600
Innovex, Inc.*	3,612	2,167
Integrated Device Technology, Inc.*	22,100	219,674
Integrated Silicon Solution, Inc.*	5,884	32,715
Interlink Electronics, Inc.(a)*	2,600	1,690
International Rectifier Corp.*	6,500	124,800
inTEST Corp.(a)*	1,700	3,366
IntriCon Corp.*	1,000	8,400
IPG Photonics Corp.*	4,839	91,022
Iteris, Inc.(a)*	7,798	19,729
IXYS Corp.*	7,900	94,326
Keithley Instruments, Inc.	3,500	33,250
KEMET Corp.(a)*	16,500	53,460
Kopin Corp.(a)*	22,200	63,714
LaBarge, Inc.*	3,700	48,100
Lattice Semiconductor Corp.*	34,159	106,918
Leadis Technology, Inc.(a)*	4,963	7,941
LeCroy Corp.(a)*	2,785	24,842
Logicvision, Inc.*	1,120	1,310
LSI Industries, Inc.	5,200	42,224
MagneTek, Inc.(a)*	12,300	52,029
Mattson Technology, Inc.*	26,600	126,616
Mechanical Technology Inc.*	700	875
Merix Corp.(a)*	3,900	8,970
Methode Electronics, Inc., Class A	8,200	85,690
Micrel, Inc.	18,600	170,190
Microsemi Corp.(a)*	18,591	468,121
Microtune, Inc.*	24,800	85,808
Mindspeed Technologies, Inc.(a)*	30,900	26,583
MIPS Technologies, Inc., Class A*	21,100	79,125
MKS Instruments, Inc.*	13,700	300,030
Monolithic Power Systems, Inc.*	7,900	170,798
MoSys, Inc.(a)*	7,600	37,316
Multi-Fineline Electronix, Inc.*	6,500	179,855
Nanometrics, Inc.*	4,500	26,190
Napco Security Systems, Inc.*	4,850	21,970
NeoMagic Corp.(a)*	3,000	1,020
Netlogic Microsystems, Inc.(a)*	9,500	315,400
Newport Corp.(a)*	8,200	93,398
Nu Horizons Electronics Corp.*	4,000	19,440
OmniVision Technologies, Inc.(a)*	12,600	152,334
OSI Systems, Inc.(a)*	3,300	70,686
Park Electrochemical Corp.	4,000	97,240

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronics (Continued)
Pericom Semiconductor Corp.*	5,500	$81,620
Photronics, Inc.*	9,100	64,064
Pixelworks, Inc.(a)*	1,133	1,994
Planar Systems, Inc.(a)*	3,879	10,085
PLX Technology, Inc.(a)*	6,900	52,647
PMC-Sierra, Inc.(a)*	51,000	390,150
QuickLogic Corp.(a)*	10,100	16,867
Rambus, Inc.(a)*	19,700	375,679
Ramtron International Corp.*	10,700	45,047
REMEC, Inc.	4,693	5,632
RF Monolithics, Inc.(a)*	1,600	2,592
Richardson Electronics Ltd.	2,700	16,011
Rudolph Technologies, Inc.*	6,058	46,647
Sanmina-SCI Corp.*	110,100	140,928
Silicon Image, Inc.*	18,800	136,300
Silicon Laboratories, Inc.*	10,550	380,749
SiRF Technology Holdings, Inc.(a)*	13,200	57,024
Skyworks Solutions, Inc.*	78,500	774,795
Sonic Solutions(a)*	6,000	35,760
Sparton Corp.*	500	2,100
Spectrum Control, Inc.*	2,800	22,960
Spire Corp.(a)*	1,100	13,728
Stoneridge, Inc.*	4,600	78,476
Supertex, Inc.(a)*	3,300	77,022
Syntax Brillian Corp.(a)*	20,475	10,647
Sypris Solutions, Inc.	4,000	16,800
Taser International, Inc.(a)*	14,900	74,351
Technitrol, Inc.	9,000	152,910
Techwell, Inc.(a)*	5,000	61,600
Tessera Technologies, Inc.*	11,500	188,255
TranSwitch Corp.(a)*	20,300	18,676
TriQuint Semiconductor, Inc.*	33,400	202,404
Ultimate Electronics, Inc.(b)(c)	1,600	0
Ultra Clean Holdings, Inc.(a)*	5,100	40,596
Ultratech Stepper, Inc.*	5,600	86,912
Universal Display Corp.(a)*	8,000	98,560
Universal Electronics, Inc.(a)*	3,100	64,790
UQM Technologies, Inc.(a)*	5,620	12,364
Vicon Industries, Inc.*	1,000	5,230
Video Display Corp.*	1,990	15,025
Vishay Intertechnology, Inc.*	40,600	360,122
Vitesse Semiconductor Corp.(a)*	14,200	9,088
Volterra Semiconductor Corp.(a)*	5,300	91,478
Wells-Gardner Electronics Corp.(a)*	1,620	2,511
White Electronic Designs Corp.*	5,200	23,868
Wireless Xcessories Group, Inc.(a)*	958	977
ZiLog, Inc.*	3,100	9,796
Zoran Corp.*	11,861	138,774
Zygo Corp.*	3,600	35,388
		15,717,580
Energy — 0.3%
Environmental Power Corp.(a)*	2,136	8,907
Evergreen Energy, Inc.(a)*	15,800	27,492

	SHARES	VALUE†
Evergreen Solar, Inc.(a)*	26,600	$257,754
Hoku Scientific, Inc.(a)*	2,000	10,040
Pacific Ethanol, Inc.(a)*	8,100	14,661
Plug Power, Inc.(a)*	21,163	49,733
Quantum Fuel Systems Technologies Worldwide, Inc.(a)*	10,200	31,416
Syntroleum Corp.(a)*	15,000	25,650
Teton Energy Corp.*	3,200	15,968
VeraSun Energy Corp.(a)*	21,400	88,382
Verenium Corp.(a)*	15,100	29,143
Watts Industries, Inc., Class A(a)	7,500	186,750
		745,896
Environmental Services — 0.4%
Basin Water, Inc.(a)*	4,400	20,592
Calgon Carbon Corp.(a)*	9,200	142,232
CECO Environmental Corp.(a)*	5,200	30,628
Flanders Corp.(a)*	7,205	43,590
Fuel Tech, Inc.(a)*	2,700	47,574
Headwaters, Inc.(a)*	9,300	109,461
Met-Pro Corp.(a)	4,417	58,967
Mine Safety Appliances Co.	8,300	331,917
Rollins, Inc.	23,550	349,011
		1,133,972
Facility Services — 0.1%
ABM Industries, Inc.	11,898	264,731
Financial Services — 2.4%
Advanta Corp., Class A	3,433	18,744
Advanta Corp., Class B(a)	6,950	43,715
AmeriCredit Corp.(a)*	27,400	236,188
AmeriServ Financial, Inc.(a)*	4,400	12,980
Arrow Financial Corp.(a)	2,330	42,243
Asset Acceptance Capital Corp.(a)	7,400	90,428
ASTA Funding, Inc.(a)	2,600	23,556
Bankrate, Inc.(a)*	4,000	156,280
BFC Financial Corp.*	4,732	3,549
BGC Partners, Inc., Class A(a)*	13,100	98,905
Broadpoint Securities Group, Inc.(a)	9,047	18,094
Cash America International, Inc.	7,400	229,400
Citizens Banking Corp.(a)	17,060	48,109
Citizens South Banking Corp.(a)	1,200	9,060
City Holding Co.	7,900	322,083
CoBiz, Inc.(a)	6,875	45,237
Cohen & Steers, Inc.(a)	11,600	301,252
CompuCredit Corp.(a)*	11,400	68,400
Consumer Portfolio Services, Inc.(a)*	10,500	15,435
Cowen Group, Inc.(a)*	2,900	22,388
Delta Financial Corp.(a)*	6,000	180
Dollar Financial Corp.(a)*	8,600	129,946
E*Trade Financial Corp.(a)*	62,600	196,564
Encore Capital Group, Inc.*	8,300	73,289
FCStone Group Inc.(a)*	3,300	92,169
Federal Agricultural Mortgage Corp., Class C(a)	1,400	34,692
Financial Federal Corp.(a)	5,700	125,172

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Financial Services (Continued)
First Commonwealth Financial Corp.(a)	18,400	$171,672
FirstCity Financial Corp.*	2,100	9,387
Franklin Credit Management Corp.(a)*	1,900	1,492
GAMCO Investors, Inc., Class A(a)	1,800	89,316
Greenhill & Co., Inc.(a)	6,800	366,248
Harris & Harris Group, Inc.(a)*	2,200	13,200
Hercules Technology Growth Capital, Inc.(a)	7,274	64,961
HF Financial Corp.	110	1,793
IMPATH Bankruptcy Liquidating Trust, Class A(a)	1,700	468
Investment Technology Group, Inc.*	10,200	341,292
Irwin Financial Corp.(a)	6,200	16,678
Jackson Hewitt Tax Service, Inc.(a)	7,100	86,762
Jesup & Lamont, Inc.(a)*	1,872	2,172
KBW Inc.(a)*	3,200	65,856
Knight Capital Group, Inc., Class A*	25,100	451,298
LaBranche & Co., Inc.(a)*	8,500	60,180
MarketAxess Holdings, Inc.*	7,100	53,676
MCG Capital Corp.(a)	14,400	57,312
MicroFinancial, Inc.	400	1,484
Nelnet, Inc., Class A(a)	9,000	101,070
Nexity Financial Corp.*	1,300	6,045
Ocwen Financial Corp.(a)*	18,400	85,560
optionsXpress Holdings, Inc.(a)	14,500	323,930
Patriot Capital Funding, Inc.(a)	4,471	27,944
Penson Worldwide, Inc.(a)*	2,800	33,460
Piper Jaffray Cos., Inc.*	3,100	90,923
Portfolio Recovery Associates, Inc.(a)*	3,000	112,500
QC Holdings, Inc.(a)	4,300	33,497
Resource America, Inc.(a)	3,800	35,416
Sanders Morris Harris Group, Inc.(a)	7,700	52,206
Stifel Financial Corp.*	5,347	183,883
Susquehanna Bancshares, Inc.(a)	18,663	255,496
SWS Group, Inc.(a)	5,901	98,016
The South Financial Group, Inc.(a)	17,500	68,600
Thomas Weisel Partners Group, Inc.(a)*	5,200	28,444
Track Data Corp.(a)*	1,200	2,628
United PanAm Financial Corp.(a)*	3,692	8,307
Westwood Holdings Group, Inc.(a)	258	10,268
World Acceptance Corp.(a)*	9,300	313,131
		6,184,629
Food & Beverages — 1.7%
American Italian Pasta Co., Class A(a)*	4,800	54,432
American States Water Co.(a)	3,550	124,037
B&G Foods Inc., Class A(a)	4,800	44,832
Cal-Maine Foods, Inc.(a)	5,100	168,249
Caribou Coffee Co., Inc.(a)*	4,438	8,033
Chiquita Brands International, Inc.(a)*	10,600	160,802
Coffee Holding Co., Inc.(a)	600	1,362
Cuisine Solutions, Inc.*	4,000	8,600

	SHARES	VALUE†
Del Monte Foods Co.	48,200	$342,220
Diamond Foods, Inc.	3,800	87,552
Diedrich Coffee, Inc.(a)*	1,149	2,459
Farmer Brothers Co.(a)	3,200	67,680
Flowers Foods, Inc.	16,787	475,744
Green Mountian Coffee, Inc.(a)*	4,800	180,336
Hain Celestial Group, Inc.(a)*	9,079	213,175
HQ Sustainable Maritime Industries, Inc.(a)*	2,778	36,808
Imperial Sugar Co.(a)	2,200	34,166
J & J Snack Foods Corp.	4,500	123,345
John B. Sanfilippo & Son, Inc.*	2,650	23,174
Lance, Inc.	7,100	133,267
Lifeway Foods, Inc.(a)*	4,900	58,261
M&F Worldwide Corp.(a)*	4,500	176,895
Maui Land & Pineapple Co., Inc.(a)*	1,200	35,340
MGP Ingredients, Inc.(a)	3,400	19,720
Monterey Pasta Co.*	3,300	6,666
National Beverage Corp.	10,920	79,388
Overhill Farms, Inc.*	1,600	11,120
Panera Bread Co., Class A(a)*	7,100	328,446
Peet's Coffee & Tea, Inc.(a)*	2,900	57,478
Pilgrim's Pride Corp.(a)	7,300	94,827
Pyramid Breweries, Inc.(a)*	1,600	4,336
Ralcorp Holdings, Inc.(a)*	5,600	276,864
Reddy Ice Holdings, Inc.(a)	4,800	65,664
Redhook ALE Brewery, Inc.(a)*	1,056	4,868
Rocky Mountain Chocolate Factory, Inc.(a)	1,260	12,134
Sanderson Farms, Inc.(a)	4,800	165,696
Scheid Vineyards, Inc., Class A*	20	682
Tasty Baking Co.	800	4,360
The Boston Beer Co., Inc., Class A*	2,400	97,632
Tootsie Roll Industries, Inc.(a)	8,240	207,071
TreeHouse Foods, Inc.(a)*	7,400	179,524
Triarc Cos., Inc., Class A(a)	4,400	28,160
Triarc Cos., Inc., Class B(a)	8,354	52,881
Winn-Dixie Stores, Inc.*	10,200	163,404
		4,421,690
Forest & Paper Products — 0.2%
Buckeye Technologies, Inc.*	9,400	79,524
Caraustar Industries, Inc.*	5,900	17,169
Chesapeake Corp.(a)*	3,900	9,165
Deltic Timber Corp.(a)	2,900	155,179
P.H. Glatfelter Co.	8,400	113,484
Schweitzer-Mauduit International, Inc.(a)	3,100	52,235
Universal Forest Products, Inc.(a)	4,200	125,832
Wausau-Mosinee Paper Corp.	11,200	86,352
		638,940
Funeral Services — 0.1%
Carriage Services, Inc.(a)*	3,900	25,740
Stewart Enterprises, Inc., Class A(a)	20,200	145,440
		171,180

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Biotechnology — 3.0%
Accentia Biopharmaceuticals, Inc.(a)*	8,593	$8,851
Acorda Therapeutics Inc.*	3,600	118,188
Affymetrix, Inc.(a)*	17,151	176,484
Altus Pharmaceuticals Inc.*	100	445
AMAG Pharmaceuticals, Inc.(a)*	3,900	132,990
Anesiva, Inc.(a)*	6,327	18,665
Antigenics, Inc.(a)*	11,500	22,195
Applera Corp. - Celera Genomics Group.*	83,301	946,299
Arena Pharmaceuticals, Inc.(a)*	14,700	76,293
ArQule, Inc.(a)*	10,250	33,312
AtheroGenics, Inc.(a)*	11,917	6,991
Avigen, Inc.(a)*	6,659	19,245
Barrier Therapeutics, Inc.(a)*	7,000	28,140
BioCryst Pharmaceuticals, Inc.(a)*	9,500	26,600
BioSante Pharmaceuticals, Inc.(a)*	6,696	31,739
BioSphere Medical, Inc.*	4,000	13,800
Cambrex Corp.*	6,400	37,568
Cell Genesys, Inc.(a)*	17,500	45,500
CombiMatrix Corp.(a)*	502	5,015
Conceptus, Inc.(a)*	6,800	125,732
Cryolife, Inc.*	6,600	75,504
CuraGen Corp.(a)*	14,150	13,584
Curis, Inc.(a)*	9,600	14,112
CV Therapeutics, Inc.*	14,200	116,866
Cytokinetics, Inc.*	8,200	30,422
Cytomedix, Inc.*	6,100	4,392
Cytori Therapeutics, Inc.(a)*	5,200	33,696
Discovery Laboratories, Inc.(a)*	20,272	33,449
Dyadic International, Inc.(a)*	3,400	2,550
Dyax Corp.(a)*	28,500	88,350
Emisphere Technologies, Inc.(a)*	7,244	19,414
EntreMed, Inc.(a)*	8,900	4,895
Enzo Biochem, Inc.*	8,067	90,512
Enzon, Inc.(a)*	19,800	140,976
Exact Sciences Corp.(a)*	6,143	11,057
Exelixis, Inc.(a)*	25,100	125,500
Favrille, Inc.(a)*	7,761	490
Genitope Corp.(a)*	5,224	232
Genomic Health, Inc.(a)*	6,600	126,390
GenVec, Inc.(a)*	17,600	25,344
Geron Corp.(a)*	17,500	60,375
GTC Biotherapeutics, Inc.(a)*	1,800	720
GTx, Inc.(a)*	7,700	110,495
Hana Biosciences, Inc.(a)*	6,000	4,321
Harvard Bioscience, Inc.(a)*	7,281	33,857
Hemispherx Biopharma, Inc.(a)*	13,100	11,004
Idera Pharmaceuticals, Inc.(a)*	5,100	74,511
IDM Pharma, Inc.(a)*	4,300	8,815
Immunomedics, Inc.(a)*	29,900	63,687
Incyte Corp.(a)*	25,500	194,055
Inhibitex, Inc.*	1,700	1,122
Inovio Biomedical Corp.(a)*	17,600	19,008

	SHARES	VALUE†
Integra LifeSciences Holdings(a)*	6,200	$275,776
InterMune, Inc.(a)*	9,326	122,357
Introgen Therapeutics, Inc.(a)*	10,500	16,275
Iomai Corp.(a)*	1,500	9,735
Isolagen, Inc.(a)*	7,600	2,508
Keryx Biopharmaceuticals, Inc.(a)*	15,400	7,546
Lexicon Genetics, Inc.(a)*	49,998	79,997
Lipid Sciences, Inc.(a)*	4,200	1,764
Martek Biosciences Corp.*	11,900	401,149
Maxygen, Inc.(a)*	7,930	26,883
MDRNA Inc.(a)*	6,100	7,442
Medarex, Inc.(a)*	28,600	189,046
Medivation, Inc.(a)*	6,300	74,529
Micromet, Inc.(a)*	6,866	18,126
Molecular Insight Pharmaceuticals, Inc.(a)*	2,700	14,877
Momenta Pharmaceuticals, Inc.*	5,500	67,650
Monogram Biosciences, Inc.(a)*	24,020	26,422
Myriad Genetics, Inc.(a)*	9,900	450,648
Nabi Biopharmaceuticals(a)*	28,400	111,896
Nanogen, Inc.(a)*	8,100	3,078
Neose Technologies, Inc.*	11,959	3,588
Northfield Laboratories, Inc.(a)*	5,600	3,976
Novacea, Inc.(a)*	3,500	9,135
Novavax, Inc.(a)*	16,174	40,273
Nuvelo, Inc.(a)*	16,856	9,439
Omrix Biopharmaceuticals, Inc.(a)*	3,900	61,386
Optimer Pharmaceuticals Inc.(a)*	2,782	22,562
Orchid Cellmark, Inc.(a)*	10,550	27,430
Oscient Pharmaceuticals Corp.(a)*	3,125	4,437
PDL BioPharma Inc.	19,900	211,338
Progenics Pharmaceuticals, Inc.(a)*	6,500	103,155
Questcor Pharmaceuticals, Inc.(a)*	18,300	84,912
Regeneron Pharmaceuticals, Inc.*	21,900	316,236
RegeneRx Biopharmaceuticals, Inc.*	10,200	13,260
Repligen Corp.(a)*	6,700	31,624
Sangamo BioSciences, Inc.(a)*	9,550	95,022
Savient Pharmaceuticals, Inc.(a)*	12,400	313,720
Seattle Genetics, Inc.(a)*	18,605	157,398
Sequenom, Inc.(a)*	13,133	209,603
SGX Pharmaceuticals, Inc.(a)*	3,386	4,571
StemCells, Inc.(a)*	17,100	20,862
Strategic Diagnostics, Inc.*	7,150	26,026
Telik, Inc.(a)*	15,600	18,876
Tercica, Inc.*	11,500	101,545
The Medicines Co.*	12,600	249,732
Third Wave Technologies, Inc.(a)*	10,226	114,122
Threshold Pharmaceuticals, Inc.(a)*	12,192	4,511
Titan Pharmaceuticals, Inc.*	8,200	11,316
Torreypines Therapeutics, Inc.(a)*	2,500	3,100
Trimeris, Inc.(a)	10,097	47,658
Vanda Pharmaceuticals, Inc.(a)*	4,400	14,476
Vical, Inc.(a)*	9,000	30,330
		7,687,080

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Drugs — 3.1%
Acadia Pharmaceuticals, Inc.(a)*	8,300	$30,627
Accelrys, Inc.*	7,800	37,674
Achillion Pharmaceuticals, Inc.(a)*	600	1,338
Acusphere, Inc.(a)*	6,800	4,760
Adolor Corp.*	10,556	57,847
Advanced Life Sciences Holdings, Inc.(a)*	14,000	14,700
ADVENTRX Pharmaceuticals, Inc.(a)*	16,724	6,188
Alexza Pharmaceuticals, Inc.(a)*	7,600	29,944
Alkermes, Inc.*	25,400	313,944
Allion Healthcare, Inc.*	4,600	26,220
Allos Therapeutics, Inc.(a)*	20,200	139,582
Alnylam Pharmaceuticals, Inc.(a)*	8,900	237,897
Alpharma, Inc., Class A(a)*	10,400	234,312
Anadys Pharmaceuticals Inc.(a)*	3,200	7,200
Anika Therapeutics, Inc.(a)*	2,000	17,180
AP Pharma, Inc.*	425	489
APP Pharmaceuticals, Inc.*	29,382	491,267
Ardea Biosciences, Inc.*	700	8,974
ARIAD Pharmaceuticals, Inc.(a)*	15,950	38,280
Array BioPharma, Inc.(a)*	15,600	73,320
Auxilium Pharmaceuticals, Inc.(a)*	9,600	322,752
AVANIR Pharmaceuticals(a)*	13,075	13,075
Caraco Pharmaceutical Laboratories Ltd.(a)*	7,700	101,640
Combinatorx, Inc.(a)*	11,081	39,338
Corcept Therapeutics, Inc.(a)*	4,500	8,820
Cortex Pharmaceuticals, Inc.(a)*	6,000	4,920
Critical Therapeutics, Inc.(a)*	9,500	3,515
Cubist Pharmaceuticals, Inc.(a)*	13,200	235,752
Dendreon Corp.(a)*	20,300	90,335
Durect Corp.*	17,400	63,858
DUSA Pharmaceuticals, Inc.(a)*	4,150	8,342
Dynavax Technologies Corp.(a)*	9,900	14,454
Elite Pharmaceuticals, Inc., Class A(a)*	4,800	2,544
Emergent Biosolutions, Inc.(a)*	4,300	42,699
Evotec AG, ADR(a)*	4,250	13,855
Hi-Tech Pharmacal Co., Inc.(a)*	2,678	26,780
Icagen, Inc.(a)*	300	468
Idenix Pharmaceuticals, Inc.(a)*	13,500	98,145
Immtech International, Inc.(a)*	3,000	2,940
ImmunoGen, Inc.(a)*	13,662	41,806
Impax Laboratories, Inc.(a)(c)	10,500	84,000
Indevus Pharmaceuticals, Inc.(a)*	25,506	40,044
Infinity Pharmaceuticals, Inc.(a)*	6,050	47,432
Inspire Pharmaceuticals, Inc.(a)*	12,450	53,286
Integrated Biopharma, Inc.(a)*	2,200	5,478
Interpharm Holdings, Inc.(a)*	2,000	32
Isis Pharmaceuticals, Inc.(a)*	20,900	284,867
Ista Pharmaceuticals, Inc.(a)*	10,950	22,119
Javelin Pharmaceuticals, Inc.(a)*	11,000	25,520
K-V Pharmaceutical Co., Class A(a)*	8,500	164,305
K-V Pharmaceutical Co., Class B*	700	13,580
Lannett Co., Inc.(a)*	4,650	17,856

	SHARES	VALUE†
Ligand Pharmaceuticals, Inc., Class B(a)*	22,700	$59,020
MannKind Corp.(a)*	24,256	72,768
Medicis Pharmaceutical Corp., Class A(a)	13,500	280,530
Memory Pharmaceuticals, Corp.*	13,200	5,148
Metabasis Therapeutics, Inc.(a)*	8,450	13,097
MiddleBrook Pharmaceuticals, Inc.(a)*	13,473	45,539
NeoPharm, Inc.(a)*	6,399	3,391
Neurocrine Biosciences, Inc.(a)*	14,500	60,755
Neurogen Corp.(a)*	10,050	10,351
NitroMed, Inc.*	8,700	8,700
NPS Pharmaceuticals, Inc.*	14,327	63,755
Oculus Innovative Sciences, Inc.(a)*	2,347	5,656
Omega Protein Corp.*	5,797	86,665
Onyx Pharmaceuticals, Inc.(a)*	11,590	412,604
Ore Pharmaceuticals, Inc.(a)*	1,040	1,373
OXiGENE, Inc.(a)*	6,800	8,500
Pain Therapeutics, Inc.(a)*	19,800	156,420
Panacos Pharmaceuticals, Inc.*	15,800	7,110
Par Pharmaceutical Cos., Inc.(a)*	7,900	128,217
Penwest Pharmaceuticals Co.(a)*	4,800	12,960
PetMed Express, Inc.(a)*	8,500	104,125
Pharmacopeia Drug Discovery, Inc.(a)*	1,800	6,894
PharMerica Corp.*	3,440	77,710
Pipex Pharmaceuticals, Inc.*	3,400	2,584
POZEN, Inc.(a)*	10,900	118,592
Repros Therapeutics, Inc.(a)*	2,800	26,516
Rigel Pharmaceuticals, Inc.*	7,450	168,817
Salix Pharmaceuticals Ltd.(a)*	11,000	77,330
Santarus, Inc.*	16,900	33,969
SciClone Pharmaceuticals, Inc.(a)*	15,200	23,256
Sciele Pharma, Inc.	15,300	296,055
SCOLR Pharma, Inc.(a)*	4,800	4,800
Somaxon Pharmaceuticals, Inc.(a)*	3,500	16,695
Spectrum Pharmaceuticals, Inc.*	12,000	16,680
Star Scientific, Inc.(a)*	20,050	24,060
Sunesis Pharmaceuticals, Inc.(a)*	1,479	2,130
Super-Gen, Inc.(a)*	17,300	35,465
Synta Pharmaceuticals Corp.(a)*	3,000	18,300
Targacept, Inc.(a)*	3,194	23,220
The Quigley Corp.(a)*	3,100	15,965
Theravance, Inc.(a)*	4,600	54,602
United Therapeutics Corp.*	5,000	488,750
Valeant Pharmaceuticals International(a)*	21,900	374,709
VaxGen, Inc.*	800	480
ViroPharma, Inc.(a)*	25,800	285,348
VIVUS, Inc.*	26,500	177,020
Xenoport, Inc.*	5,200	202,956
Zymogenetics, Inc.(a)*	32,100	270,282
		8,056,169
Health Care - Products — 3.9%
Abaxis, Inc.(a)*	5,400	130,302
ABIOMED, Inc.(a)*	8,100	143,775
Advanced Medical Optics, Inc.(a)*	12,100	226,754

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Products (Continued)
Akorn, Inc.(a)*	22,000	$72,820
Align Technology, Inc.(a)*	17,000	178,330
Alphatec Holdings, Inc.(a)*	12,623	51,502
AMDL, Inc.(a)*	3,000	8,700
American Medical Systems Holdings, Inc.(a)*	18,000	269,100
AMICAS, Inc.(a)*	14,050	39,902
Arcadia Resources, Inc.(a)*	21,800	12,208
Arrhythmia Research Technology, Inc.(a)*	200	1,174
ArthroCare Corp.(a)*	6,900	281,589
Aspect Medical Systems, Inc.(a)*	5,400	33,966
AtriCure, Inc.*	2,740	29,565
ATS Medical, Inc.(a)*	6,700	14,271
AVANT Immunotherapeutics, Inc.(a)*	1,291	18,797
AVI BioPharma, Inc.(a)*	12,900	14,448
Bentley Pharmaceuticals, Inc.*	4,900	79,135
BioLase Technology, Inc.(a)*	5,500	18,810
BioMimetic Therapeutics, Inc.(a)*	4,400	52,448
BSD Medical Corp.(a)*	5,064	28,510
Caliper Life Sciences, Inc.(a)*	11,721	30,357
Candela Corp.*	11,000	25,630
Cantel Medical Corp.(a)*	3,950	39,974
Cardiac Science Corp.*	8,096	66,387
Cardica, Inc.(a)*	1,400	11,844
CardioDynamics International Corp.(a)*	671	926
CardioTech International, Inc.*	3,700	2,590
CAS Medical Systems, Inc.*	2,529	8,042
Cerus Corp.(a)*	8,900	36,401
Clinical Data, Inc.*	5,273	75,246
Columbia Laboratories, Inc.(a)*	12,900	42,570
CONMED Corp.*	7,150	189,832
Cyberonics, Inc.(a)*	5,700	123,690
Cyclacel Pharmaceuticals, Inc.(a)*	7,400	14,134
Cynosure, Inc., Class A(a)*	1,100	21,802
Cypress Bioscience, Inc.(a)*	9,300	66,867
Datascope Corp.	3,400	159,800
DepoMed, Inc.*	17,600	56,496
Dexcom, Inc.*	7,650	46,206
Digirad Corp.*	4,642	9,795
Eclipsys Corp.(a)*	8,000	146,880
Endocare, Inc.(a)*	666	3,323
Endologix, Inc.(a)*	21,000	48,510
Epicept Corp.(a)*	673	163
EPIX Pharmaceuticals, Inc.(a)*	8,586	14,854
Exactech, Inc.*	2,535	65,175
Haemonetics Corp.*	6,100	338,306
Halozyme Therapeutics, Inc.(a)*	18,300	98,454
Hanger Orthopedic Group, Inc.*	5,400	89,046
HealthTronics, Inc.*	10,997	35,960
Hollis-Eden Pharmaceuticals, Inc.(a)*	5,500	8,415
Home Diagnostics Inc.*	2,300	20,838
Human Genome Sciences, Inc.(a)*	29,200	152,132

	SHARES	VALUE†
I-Flow Corp.(a)*	5,597	$56,810
ICU Medical, Inc.*	2,950	67,496
Immucor, Inc.*	12,202	315,788
Implant Sciences Corp.(a)*	2,000	1,700
Insmed, Inc.*	2,700	1,067
Integramed America, Inc.*	2,687	19,239
Interleukin Genetics, Inc.(a)*	4,500	5,355
Invacare Corp.(a)	14,500	296,380
IsoRay, Inc.*	2,300	1,265
IVAX Diagnostics, Inc.*	3,600	2,520
Kensey Nash Corp.*	2,900	92,945
La Jolla Pharmaceutical Co.*	9,500	20,710
Landauer, Inc.(a)	1,300	73,112
Langer, Inc.*	1,700	2,193
Luminex Corp.(a)*	8,700	178,785
Mannatech, nc.(a)	6,100	33,184
Matrixx Initiatives, Inc.(a)*	2,400	39,984
Medical Action Industries, Inc.*	3,850	39,924
Medtox Scientific, Inc.*	3,700	51,356
Memry Corp.*	14,200	34,080
Mentor Corp.(a)	8,100	225,342
Merge Healthcare, Inc.(a)	7,366	8,545
Meridian Bioscience, Inc.	12,950	348,614
Merit Medical Systems, Inc.*	5,744	84,437
Micrus Endovascular Corp.(a)*	3,700	51,874
Milestone Scientific, Inc.*	500	295
Minrad International, Inc.(a)*	18,800	38,164
Misonix, Inc.(a)*	2,200	6,908
MTS Medication Technologies, Inc.*	1,300	9,984
Natus Medical, Inc.(a)*	4,600	96,324
Nektar Therapeutics(a)*	28,900	96,815
NMT Medical, Inc.(a)*	3,100	14,477
North American Scientific, Inc.*	460	478
Northstar Neuroscience, Inc.(a)*	4,100	6,519
Noven Pharmaceuticals, Inc.(a)*	5,700	60,933
Nutraceutical International Corp.*	2,300	27,600
NuVasive, Inc.*	8,300	370,678
NxStage Medical, Inc.(a)*	8,000	30,720
OraSure Technologies, Inc.(a)*	11,100	41,514
OrthoLogic Corp.*	7,200	7,200
Orthovita, Inc.*	16,500	33,825
Osiris Therapeutics, Inc.(a)*	3,202	41,146
Osteotech, Inc.*	4,200	23,898
Palatin Technologies, Inc.(a)*	10,600	2,014
Palomar Medical Technologies, Inc.(a)*	8,400	83,832
PhotoMedex, Inc.(a)*	4,100	2,952
PSS World Medical, Inc.*	25,900	422,170
Quidel Corp.*	17,200	284,144
Retractable Technologies, Inc.*	2,700	3,996
Rochester Medical Corp.(a)*	1,400	14,588
Rockwell Medical Technologies, Inc.(a)*	2,600	18,122
RTI Biologics, Inc.*	6,844	59,885
SenoRx, Inc.*	1,700	13,124
SeraCare Life Sciences, Inc.*	3,373	16,494
Sirona Dental Systems, Inc.(a)*	12,600	326,592
Somanetics Corp.(a)*	3,200	67,840

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Products (Continued)
Sonic Innovations, Inc.(a)*	5,560	$18,570
SONUS Pharmaceuticals, Inc.(a)*	281	87
SRI/Surgical Express, Inc.*	1,100	3,987
STAAR Surgical Co.*	5,280	16,368
Stereotaxis, Inc.(a)*	8,100	43,416
Synovis Life Technologies, Inc.*	2,884	54,306
The Cooper Cos., Inc.(a)	9,000	334,350
The Spectranetics Corp.(a)*	8,500	83,810
Theragenics Corp.(a)*	7,500	27,225
Thoratec Corp.(a)*	21,102	366,964
Urologix, Inc.(a)*	2,600	4,758
Uroplasty, Inc.(a)*	2,952	9,240
USANA Health Sciences, Inc.(a)*	3,400	91,358
Vascular Solutions, Inc.*	3,500	22,750
Vermillion, Inc.(a)*	260	585
Vital Signs, Inc.	2,900	164,662
Vnus Medical Technologies, Inc.*	2,500	50,025
Volcano Corp.*	10,800	131,760
West Pharmaceutical Services, Inc.(a)	8,900	385,192
Wright Medical Group, Inc.*	8,500	241,485
Young Innovations, Inc.	1,900	39,558
Zoll Medical Corp.*	4,900	164,983
		10,288,126
Health Care - Services — 3.6%
Air Methods Corp.(a)*	3,000	75,000
Albany Molecular Research, Inc.*	8,000	106,160
Alliance Imaging, Inc.(a)*	12,600	109,242
Allied Healthcare International, Inc.*	14,550	28,955
Allscripts Heathcare Solutions, Inc.(a)*	16,300	202,283
Almost Family, Inc.*	1,100	29,260
Amedisys, Inc.*	5,666	285,680
America Service Group, Inc.*	2,000	18,300
American Caresource Holding, Inc.*	1,300	6,136
American Dental Partners, Inc.(a)*	2,840	33,711
AMERIGROUP Corp.*	12,700	264,160
AmSurg Corp.*	7,750	188,712
Angelica Corp.(a)	2,000	42,540
Apria Healthcare Group, Inc.*	10,800	209,412
Assisted Living Concepts, Inc., Class A*	8,000	44,000
Avalon Pharmaceuticals, Inc.(a)*	3,700	4,403
Bio-Imaging Technologies, Inc.*	4,200	31,080
Bio-Reference Laboratories, Inc.(a)*	3,300	73,623
BioScrip, Inc.*	9,680	25,071
Capital Senior Living Corp.*	6,300	47,502
Cell Therapeutics, Inc.(a)*	9,300	4,464
Centene Corp.*	10,900	183,011
Continucare Corp.(a)*	10,600	24,910
Dialysis Corp. Of America*	2,100	15,267
Dynacq Healthcare, Inc.*	1,300	8,320
Exponent, Inc.*	3,400	106,794
Five Star Quality Care, Inc.(a)*	16,000	75,680
Genta, Inc.(a)*	5,899	2,242

	SHARES	VALUE†
Gentiva Health Services, Inc.*	6,500	$123,825
Health Grades, Inc.*	8,100	36,369
Health Management Associates, Inc., Class A*	49,300	320,943
HealthExtras, Inc.*	11,800	355,652
HEALTHSOUTH Corp.(a)*	18,900	314,307
Healthspring, Inc.*	14,900	251,512
Healthways, Inc.(a)*	7,698	227,861
HMS Holdings Corp.*	5,100	109,497
Hooper Holmes, Inc.*	16,300	16,626
Hythiam, Inc.(a)*	6,700	16,214
Kendle International, Inc.*	3,300	119,889
Kindred Healthcare, Inc.*	9,400	270,344
LCA-Vision, Inc.(a)	4,100	19,557
LHC Group, Inc.*	3,800	88,350
LifePoint Hospitals, Inc.*	6,200	175,460
Lincare Holdings Inc.*	5,900	167,560
Magellan Health Services, Inc.*	11,300	418,439
MedCath Corp.*	5,100	91,698
Medical Staffing Network Holdings, Inc.*	6,300	24,318
MedQuist, Inc.*	4,200	32,970
Metropolitan Health Networks, Inc.(a)*	12,313	22,287
Molina Healthcare, Inc.(a)*	6,500	158,210
National Healthcare Corp.(a)	3,000	137,490
Nighthawk Radiology Holdings, Inc.(a)*	6,600	46,728
NovaMed Eyecare, Inc.(a)*	5,800	21,866
OCA, Inc.(a)(b)(c)	8,100	81
Odyssey Healthcare, Inc.*	9,350	91,069
PainCare Holdings, Inc.(a)*	8,600	189
PAREXEL International Corp.*	21,600	568,296
Pharmanet Development Group, Inc.*	4,450	70,176
Phase Forward, Inc.*	9,700	174,309
PHC, Inc. — MA, Class A(a)*	4,300	11,309
Prospect Medical Holdings, Inc.(a)*	1,000	3,700
Psychemedics Corp.	400	6,560
Psychiatric Solutions, Inc.*	12,600	476,784
QuadraMed Corp.*	2,000	20,200
Quality Systems, Inc.(a)	13,000	380,640
RadNet, Inc.(a)*	8,150	50,530
RehabCare Group, Inc.*	4,200	67,326
Res-Care, Inc.*	6,900	122,682
STERIS Corp.	14,900	428,524
Sun Healthcare Group, Inc.*	10,400	139,256
Sunrise Senior Living, Inc.(a)*	12,100	272,008
The Advisory Board Co.*	3,900	153,387
The TriZetto Group, Inc.*	20,000	427,600
U.S. Physical Therapy, Inc.*	4,250	69,742
		9,348,258
Household Appliances & Home Furnishings — 0.2%
American Woodmark Corp.(a)	3,800	80,294
Hooker Furniture Corp.(a)	2,100	36,372
Kimball International, Inc., Class B	4,900	40,572
Rent-A-Center, Inc.*	7,973	164,004

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Appliances & Home Furnishings (Continued)
Sealy Corp.(a)	20,100	$115,374
Stanley Furniture Co., Inc.(a)	701	7,571
Tempur-Pedic International, Inc.(a)	8,300	64,823
		509,010
Household Products — 0.2%
Bassett Furniture Industries, Inc.(a)	2,600	30,680
Craftmade International, Inc.	400	2,604
Ethan Allen Interiors, Inc.(a)	8,000	196,800
Furniture Brands International, Inc.(a)	11,300	150,968
Helen of Troy Ltd.*	3,400	54,808
Libbey, Inc.(a)	3,650	27,156
Lifetime Brands, Inc.(a)	3,200	26,080
Quaker Fabric Corp.(a)*	2,400	15
		489,111
Instruments - Scientific — 0.8%
Angiodynamics, Inc.*	5,763	78,492
Bovie Medical Corp.(a)*	3,000	21,450
Bruker BioSciences Corp.*	25,311	325,246
Cepheid, Inc.(a)*	13,800	388,056
Cutera, Inc.(a)*	3,000	27,090
ev3, Inc.(a)*	22,959	217,651
FEI Co.(a)*	9,400	214,132
Greatbatch, Inc.(a)*	5,400	93,420
Iridex Corp.(a)*	1,000	2,490
IRIS International, Inc.*	5,700	89,205
Microvision, Inc.(a)*	13,630	37,483
Neogen Corp.(a)*	3,299	75,514
Neurometrix, Inc.*	2,747	3,846
OYO Geospace Corp.(a)*	1,000	58,940
RAE Systems, Inc.(a)*	14,200	20,306
Signalife, Inc.(a)*	6,600	1,782
SurModics, Inc.(a)*	3,700	165,908
Symmetry Medical, Inc.*	11,100	180,042
Vital Images, Inc.(a)*	3,400	42,296
X-Rite, Inc.(a)*	6,700	17,152
		2,060,501
Insurance — 2.4%
21st Century Holding Co.	1,000	8,170
Affirmative Insurance Holdings, Inc.	3,262	22,182
AmCOMP, Inc.*	3,700	35,964
American Equity Investment Life Holding Co.	24,200	197,230
American Physicians Capital, Inc.	1,950	94,458
Amerisafe, Inc.*	3,800	60,572
AmTrust Financial Services, Inc.(a)	7,778	98,003
Argo Group International Holdings, Ltd.*	4,020	134,911
Baldwin & Lyons, Inc., Class B(a)	1,300	22,724
Brooke Corp.(a)	2,900	2,059
Citizens, Inc., Class A(a)*	10,658	65,334
CNA Surety Corp.*	10,600	133,984
Crawford & Co., Class A*	800	5,000

	SHARES	VALUE†
Crawford & Co., Class B(a)*	1,300	$10,387
Delphi Financial Group, Inc., Class S	10,525	243,548
Donegal Group, Inc., Class A	4,648	73,764
Eastern Insurance Holdings, Inc.	1,700	26,520
eHealth, Inc.(a)*	2,682	47,364
EMC Insurance Group, Inc.(a)	3,800	91,504
Employers Holdings, Inc.	5,500	113,850
FBL Financial Group, Inc., Class A	6,700	133,196
Financial Industries Corp.*	900	6,255
First Acceptance Corp.(a)*	18,600	59,520
First Mercury Financial Corp.*	2,000	35,280
FPIC Insurance Group, Inc.*	2,600	117,832
Hallmark Financial Services, Inc.*	4,600	44,482
Harleysville Group, Inc.	6,800	230,044
Hilb, Rogal & Hamilton Co.	8,800	382,448
Horace Mann Educators Corp.	10,400	145,808
Independence Holding Co.(a)	3,200	31,264
Infinity Property & Casualty Corp.(a)	4,300	178,536
LandAmerica Financial Group, Inc.(a)	3,900	86,541
Life Partners Holdings, Inc.(a)	2,000	39,960
Meadowbrook Insurance Group, Inc.	8,300	43,990
Mercer Insurance Group, Inc.	1,100	19,140
National Interstate Corp.(a)	4,200	77,196
NYMAGIC, Inc.(a)	1,100	21,076
Penn Treaty American Corp.(a)*	5,550	26,862
PMA Capital Corp., Class A*	6,100	56,181
Presidential Life Corp.	5,600	86,352
ProAssurance Corp.*	13,400	644,674
ProCentury Corp.	2,400	38,016
RLI Corp.(a)	5,800	286,926
Safety Insurance Group, Inc.	3,900	139,035
SCPIE Holdings, Inc.(a)*	300	8,397
Seabright Insurance Holdings*	8,600	124,528
Selective Insurance Group, Inc.	13,800	258,888
Specialty Underwriters' Alliance, Inc.*	1,400	7,518
State Auto Financial Corp.(a)	9,900	236,907
Stewart Information Services Corp.	2,900	56,086
The Navigators Group, Inc.*	3,600	194,580
The Phoenix Companies, Inc.	18,100	137,741
The PMI Group, Inc.	3,800	7,410
Tower Group, Inc.	4,700	99,593
Unico American Corp.*	1,700	15,300
United America Indemnity Ltd.*	1,396	18,664
United Fire & Casualty Co.	6,100	164,273
Universal American Financial Corp.*	14,000	143,080
Universal Insurance Holdings, Inc.	8,650	30,621
Zenith National Insurance Corp.	9,650	339,294
		6,261,022
Internet Services — 2.5%
1-800-FLOWERS.COM, Inc., Class A*	5,700	36,765
Access Integrated Technologies, Inc., Class A(a)*	5,800	12,238
ActivIdentity Corp.(a)*	10,500	28,665
Alloy, Inc.*	3,420	24,727

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Services (Continued)
Arbinet-thexchange, Inc.(a)	6,400	$24,896
Ariba, Inc.*	18,950	278,754
Autobytel, Inc.*	16,450	23,359
Blue Coat Systems, Inc.(a)*	9,100	128,401
BroadVision, Inc.(a)*	20,617	20,205
CACI International, Inc., Class A*	7,400	338,698
Chordiant Software, Inc.*	12,417	62,085
CMGI, Inc.*	11,690	123,914
Cogent Communications Group, Inc.*	12,000	160,800
CyberSource Corp.*	16,331	273,218
DealerTrack Holdings, Inc.(a)*	8,700	122,757
Digital River, Inc.(a)*	9,200	354,936
Drugstore.com, Inc.(a)*	23,024	43,746
EarthLink, Inc.*	30,400	262,960
Entrust Technologies, Inc.*	15,450	45,423
GSI Commerce, Inc.*	10,700	145,841
Harris Interactive, Inc.(a)*	19,600	39,396
HealthStream, Inc.(a)*	5,236	14,661
Hollywood Media Corp.(a)*	15,000	36,750
I-many, Inc.(a)*	13,600	13,600
i2 Technologies, Inc.(a)*	4,900	60,907
iGATE Capital Corp.*	12,735	103,535
Imergent, Inc.(a)	2,700	31,968
Internap Network Services Corp.(a)*	11,700	54,756
Internet Brands, Inc. Class A*	1,200	7,956
Internet Capital Group, Inc.*	8,600	66,478
j2 Global Communications, Inc.(a)*	11,400	262,200
Jupitermedia Corp.*	7,800	10,920
Keynote Systems, Inc.(a)*	4,550	58,604
Lionbridge Technologies, Inc.(a)*	13,900	35,862
Liquidity Services, Inc.(a)*	6,700	77,251
Looksmart Ltd.(a)*	5,300	21,306
MIVA, Inc.(a)*	7,600	8,056
Move, Inc.(a)*	70,000	163,100
Napster, Inc.*	100	142
Netflix, Inc.(a)*	14,400	375,408
Network Engines, Inc.(a)*	8,200	9,594
New Motion, Inc.(a)*	2,163	8,998
NIC, Inc.	15,000	102,450
Onvia, Inc.(a)*	1,000	5,180
Overstock.com, Inc.(a)*	5,100	132,345
PC-Tel, Inc.	4,700	45,073
Perficient, Inc.(a)*	7,000	67,620
Point Blank Solutions, Inc.(a)*	12,100	32,670
Real Networks, Inc.*	33,100	218,460
RightNow Technologies, Inc.(a)*	15,000	205,050
S1 Corp.*	19,500	147,615
Selectica, Inc.*	3,600	4,860
SmartPros Ltd.(a)*	1,000	3,330
SonicWALL, Inc.*	22,100	142,545
Sourcefire, Inc.(a)*	1,900	14,687
SourceForge, Inc.(a)*	14,500	23,200
Spark Networks, Inc.(a)*	6,600	27,456
Stamps.com, Inc.(a)*	4,650	58,032

	SHARES	VALUE†
The Knot, Inc.(a)*	6,900	$67,482
TheStreet.com, Inc.(a)	6,600	42,966
Think Partnership, Inc.(a)*	30,600	13,464
Thinkorswim Group, Inc.*	15,700	110,685
Travelzoo, Inc.(a)*	4,025	34,494
Tumbleweed Communications Corp.(a)*	21,900	57,378
United Online, Inc.	32,350	324,470
ValueClick, Inc.*	12,400	187,860
Vignette, Corp.*	6,010	72,120
Vocus, Inc.*	5,900	189,803
Websense, Inc.*	10,800	181,872
Website Pros, Inc.(a)*	6,313	52,587
Xanadoo Co.*	10	3,150
Zix Corp.(a)*	13,620	37,864
		6,580,604
Leisure — 1.4%
Aldila, Inc.	2,400	13,752
Ambassadors Group, Inc.(a)	4,700	70,124
Ameristar Casinos, Inc.(a)	13,100	181,042
Bally Technologies, Inc.*	10,800	365,040
Bluegreen Corp.(a)*	7,100	42,955
Brunswick Corp.(a)	13,900	147,340
Carmike Cinemas, Inc.(a)	2,800	16,436
Choice Hotels International, Inc.	6,600	174,900
Churchill Downs, Inc.	3,300	115,071
Cinemark Holdings, Inc.(a)	14,000	182,840
Dover Downs Gaming & Entertainment, Inc.(a)	3,800	24,396
Dover Motorsports, Inc.(a)	5,600	28,504
Elixir Gaming Technologies, Inc.(a)*	32,249	38,699
Escala Group, Inc.(a)*	6,900	19,320
Escalade, Inc.	1,950	10,549
Full House Resorts, Inc.(a)*	4,300	8,987
GameTech International, Inc.*	2,100	9,975
Gaming Partners International Corp.(a)*	1,300	5,044
Gaylord Entertainment Co.(a)*	9,022	216,167
Great Wolf Resorts, Inc.(a)*	6,700	29,279
ILX Resorts, Inc.	900	2,376
Interstate Hotels & Resorts, Inc.*	7,028	18,203
Isle of Capri Casinos, Inc.(a)*	7,600	36,404
Johnson Outdoors, Inc., Class A(a)	1,000	15,470
Lakes Entertainment, Inc.(a)*	4,300	28,294
Life Time Fitness, Inc.(a)*	9,000	265,950
Marine Products Corp.(a)	8,400	55,440
Monarch Casino & Resort, Inc.(a)*	4,000	47,200
Morgans Hotel Group(a)*	8,300	85,490
MTR Gaming Group, Inc.(a)*	6,300	30,051
Multimedia Games, Inc.(a)*	6,530	28,863
National CineMedia, Inc.	3,800	40,508
Nevada Gold & Casinos, Inc.*	2,000	2,400
Pinnacle Entertainment, Inc.(a)*	13,399	140,556
PokerTek, Inc.(a)*	1,700	6,239
Progressive Gaming International Corp.*	12,800	16,000

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Leisure (Continued)
Red Lion Hotels Corp.*	4,500	$35,865
Rick's Cabaret International, Inc.(a)*	2,209	37,111
Shuffle Master, Inc.(a)*	8,462	41,802
Silverleaf Resorts, Inc.(a)*	7,000	15,750
Six Flags, Inc.(a)*	18,200	20,930
Speedway Motorsports, Inc.(a)	10,400	211,952
The Marcus Corp.(a)	4,500	67,275
Trump Entertainment Resorts, Inc.(a)*	6,155	11,756
Vail Resorts, Inc.(a)*	8,830	378,189
VCG Holding Corp.(a)*	3,700	13,875
WMS Industries, Inc.(a)*	11,350	337,889
		3,692,258
Machinery — 2.7%
Alamo Group, Inc.	2,000	41,180
Albany International Corp., Class A(a)	6,300	182,700
Altra Holdings, Inc.*	3,400	57,154
Applied Industrial Technologies, Inc.	8,925	215,717
Astec Industries, Inc.(a)*	5,000	160,700
Baldor Electric Co.(a)	10,600	370,788
Baldwin Technology Co.*	2,900	6,888
CARBO Ceramics, Inc.(a)	5,350	312,172
Cascade Corp.(a)	2,800	118,496
Chart Industries, Inc.*	6,200	301,568
Cherokee International Corp.(a)*	4,600	8,142
Columbus McKinnon Corp.*	3,900	93,912
Dril-Quip, Inc.*	9,700	611,100
DXP Enterprises, Inc.*	1,300	54,132
Flotek Industries, Inc.(a)*	4,400	90,728
Flow International Corp.(a)*	9,100	70,980
FSI International, Inc.*	6,300	8,442
Gardner Denver, Inc.*	6,700	380,560
Gehl Co.(a)*	2,400	35,496
Gerber Scientific, Inc.*	5,000	56,900
Gulf Islands Fabrication, Inc.	2,600	127,218
Hardinge, Inc.(a)	2,400	31,608
Intevac, Inc.*	6,783	76,512
Kadant, Inc.*	3,400	76,840
Key Technology, Inc.*	1,300	41,353
Kulicke and Soffa Industries, Inc.*	13,200	96,228
Lindsay Manufacturing Co.(a)	2,500	212,425
Lufkin Industries, Inc.	3,100	258,168
Manitex International Inc.(a)*	1,300	6,448
Milacron, Inc.(a)*	798	583
Powell Industries, Inc.*	3,500	176,435
Presstek, Inc.(a)*	8,900	44,144
Regal-Beloit Corp.	7,200	304,200
Robbins & Myers, Inc.	16,600	827,842
Rofin-Sinar Technologies, Inc.*	7,200	217,440
SatCon Technology Corp.(a)*	6,900	19,596
Sauer-Danfoss, Inc.(a)	11,100	345,765

	SHARES	VALUE†
Semitool, Inc.(a)*	7,400	$55,574
Tecumseh Products Co., Class A*	2,100	68,838
Tennant Co.	4,500	135,315
The Middleby Corp.(a)*	4,000	175,640
TurboChef Technologies, Inc.(a)*	7,000	33,460
Twin Disc, Inc.(a)	2,200	46,046
Woodward Governor Co.	13,600	484,976
		7,040,409
Manufacturing — 2.0%
American Railcar Industries, Inc.(a)	1,900	31,882
Amtech Systems, Inc.(a)*	2,200	23,628
Ballantyne of Omaha, Inc.(a)*	3,464	15,415
Blount International, Inc.*	11,800	136,998
Bolt Technology Corp.(a)*	1,500	33,855
Briggs & Stratton Corp.(a)	11,900	150,892
Bway Holding Co.*	300	2,583
Charles & Colvard Ltd.(a)*	4,337	4,857
CLARCOR, Inc.	12,300	431,730
Cognex Corp.(a)	10,000	230,500
Core Molding Technologies, Inc.*	2,200	15,279
Cycle Country Accessories Corp.(a)*	1,000	1,840
DDi Corp.(a)*	3,397	20,416
EFJ, Inc.(a)*	8,900	15,575
Encore Wire Corp.(a)	5,400	114,426
Enova Systems Inc.*	2,300	9,200
Exide Technologies(a)*	17,300	289,948
FreightCar America, Inc.(a)	2,400	85,200
Friedman Industries	700	5,600
Hawk Corp., Class A*	2,172	40,399
iRobot Corp.(a)*	5,000	68,700
JAKKS Pacific, Inc.(a)*	6,500	142,025
Lakeland Industries, Inc.*	440	5,579
Lennox International Inc.	7,400	214,304
LSB Industries, Inc.*	4,300	85,140
MFRI, Inc.*	1,000	15,100
Nanophase Technologies Corp.(a)*	4,200	9,702
Nordson Corp.	8,100	590,409
Polaris Industries, Inc.(a)	7,900	319,002
Portec Rail Products, Inc.	2,000	23,100
Quixote Corp.	1,900	15,637
RBC Bearings, Inc.*	4,700	156,604
SL Industries, Inc.*	986	15,037
Smith & Wesson Holding Corp.(a)*	8,700	45,327
SonoSite, Inc.*	3,400	95,234
Steinway Musical Instruments, Inc.(a)*	1,900	50,160
Sun Hydraulics Corp.(a)	4,200	135,534
Superior Essex, Inc.*	4,284	191,195
The Gorman-Rupp Co.(a)	3,125	124,500
TTM Technologies, Inc.*	21,600	285,336
Varian, Inc.*	7,400	377,844
Wabtec Corp.	11,700	568,854
		5,194,546

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining — 1.9%
A.M. Castle & Co.	5,600	$160,216
AMCOL International Corp.(a)	6,900	196,374
Brush Engineered Materials, Inc.*	5,600	136,752
CIRCOR International, Inc.	3,400	166,566
Coeur d'Alene Mines Corp.(a)*	68,100	197,490
Compass Minerals International, Inc.	6,100	491,416
Dynamic Materials Corp.(a)	2,800	92,260
Empire Resources, Inc.	2,300	8,763
General Moly, Inc.(a)*	13,500	106,245
Gibraltar Industries, Inc.(a)	7,200	114,984
Haynes International, Inc.(a)*	2,200	126,610
Hecla Mining Co.(a)*	28,800	266,688
International Coal Group, Inc.(a)*	19,900	259,695
James River Coal Co.(a)*	3,300	193,677
Kaiser Aluminum Corp.	4,533	242,651
Kaydon Corp.(a)	6,200	318,742
Metalline Mining Co.(a)*	7,700	12,705
Mines Management, Inc.(a)*	8,388	23,319
Mueller Industries, Inc.	12,900	415,380
National Coal Corp.(a)*	9,600	85,152
NN, Inc.	3,000	41,820
North American Galvanizing & Coatings, Inc.*	2,400	21,096
Royal Gold, Inc.(a)	7,200	225,792
RTI International Metals, Inc.*	5,300	188,786
Sims Group Ltd., ADR(a)	5,005	199,700
Solitario Exploration & Royalty Corp.*	1,000	4,920
Stillwater Mining Co.(a)*	22,000	260,260
U.S. Gold Corp.*	15,400	35,728
United States Lime & Minerals, Inc.*	1,679	66,438
Uranium Resources, Inc.(a)*	11,500	42,435
USEC, Inc.(a)*	21,000	127,680
Westmoreland Coal Co.(a)*	2,000	42,220
		4,872,560
Multimedia — 0.3%
AH Belo Corp., Class A*	5,080	28,956
Belo Corp., Class A	26,200	191,522
BigBand Networks Inc.(a)*	8,234	38,947
Emmis Communications Corp., Class A(a)*	9,900	24,948
Entertainment Distribution Co., Inc.*	17,850	8,745
Image Entertainment, Inc.(a)*	3,800	3,572
Journal Communications, Inc., Class A(a)	15,100	72,782
LodgeNet Entertainment Corp.(a)*	6,600	32,406
Martha Stewart Living Omnimedia, Inc., Class A(a)*	5,600	41,440
Media General, Inc., Class A(a)	5,700	68,115
Nextwave Wireless, Inc.(a)*	16,500	66,660
PlanetOut, Inc.(a)*	499	1,003
Schawk, Inc.	5,600	67,144
Triple Crown Media, Inc.*	730	343
Warner Music Group Corp.	17,900	127,806
Young Broadcasting, Inc., Class A*	3,800	532
		774,921

	SHARES	VALUE†
Office Equipment — 0.1%
IKON Office Solutions, Inc.	30,000	$338,400
Marlin Business Services, Inc.(a)*	2,600	18,018
TRM Corp.(a)*	3,650	766
		357,184
Office Furnishings & Supplies — 0.6%
Aaron Rents, Inc.	11,000	245,630
Acco Brands Corp.*	13,700	153,851
Ennis Business Forms, Inc.	6,200	97,030
Herman Miller, Inc.	13,630	339,251
HNI Corp.(a)	11,400	201,324
Interface, Inc.	13,077	163,855
Knoll, Inc.	11,450	139,117
Standard Register Co.(a)	5,600	52,808
Steelcase Inc., Class A	7,864	78,876
Virco Manufacturing Corp.	2,494	12,445
		1,484,187
Oil & Gas — 8.5%
Abraxas Petroleum Corp.(a)*	24,100	130,381
Adams Resources & Energy, Inc.	1,000	33,900
Allis-Chalmers Energy, Inc.*	8,700	154,860
Alon USA Energy, Inc.(a)	11,200	133,952
American Oil & Gas, Inc.(a)*	12,900	50,568
Aquila, Inc.*	74,100	279,357
Arena Resources, Inc.*	8,200	433,124
Atlas America, Inc.	11,008	495,910
ATP Oil & Gas Corp.*	8,600	339,442
Basic Energy Services, Inc.(a)*	9,400	296,100
Berry Petroleum Co., Class A(a)	10,100	594,688
Bill Barrett Corp.(a)*	8,800	522,808
Bois d'Arc Energy, Inc.(a)*	16,600	403,546
Boots & Coots International Well Control, Inc.*	12,900	30,702
BPZ Resources, Inc.(a)*	17,000	499,800
Brigham Exploration Co.(a)*	11,000	174,130
Bronco Drilling Co., Inc.(a)*	6,000	110,280
Cal Dive International, Inc.*	13,748	196,459
Callon Petroleum Co.*	3,700	101,232
Cano Petroleum, Inc.*	8,300	65,902
Carrizo Oil & Gas, Inc.*	6,700	456,203
Cheniere Energy, Inc.(a)*	11,400	49,818
Clayton Williams Energy, Inc.*	2,100	230,895
Complete Production Services, Inc.*	17,400	633,708
Comstock Resources, Inc.*	7,600	641,668
Contango Oil & Gas Co.(a)*	3,500	325,220
CREDO Petroleum Corp.(a)*	1,000	13,790
Crosstex Energy, Inc.(a)	4,660	161,516
Crusader Energy Group Inc.*	5,800	37,700
Dawson Geophysical Co.*	1,100	65,406
Delek US Holdings, Inc.	16,500	151,965
Delta Natural Gas, Inc.	200	5,224
Delta Petroleum Corp.(a)*	16,419	419,013
Double Eagle Petroleum Co.*	1,438	26,215
Dune Energy, Inc.(a)*	19,400	19,982
Edge Petroleum Corp.(a)*	6,800	36,652
Encore Aquisition Co.*	5,912	444,523

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Endeavor International Corp.(a)*	31,350	$68,030
Energy Partners Ltd.*	6,800	101,456
Energy West, Inc.	300	3,237
EnergySouth, Inc.(a)	1,900	93,214
ENGlobal Corp.(a)*	10,800	153,792
Evolution Petroleum Corp.*	6,400	38,784
EXCO Resources, Inc.(a)*	18,300	675,453
Exterran Holdings, Inc.*	6,535	467,187
FieldPoint Petroleum Corp.(a)*	1,200	7,668
FX Energy, Inc.(a)*	8,650	45,586
Gasco Energy, Inc.(a)*	23,096	95,848
Geokinetics Inc.,*	1,100	19,921
GeoMet, Inc.*	4,282	40,593
GeoPetro Resources Co.(a)*	5,700	22,857
GeoResources, Inc.(a)*	2,300	42,366
GMX Resources Inc.*	1,400	103,740
Goodrich Petroleum Corp.(a)*	7,300	605,316
Grey Wolf, Inc.(a)*	47,000	424,410
Gulfport Energy Corp.(a)*	10,200	167,994
Harvest Natural Resources, Inc.(a)*	8,600	95,116
HKN, Inc.*	2,400	27,720
Hornbeck Offshore Services, Inc.(a)*	5,800	327,758
Houston American Energy Corp.(a)*	8,700	97,614
Hyperdynamics Corp.(a)*	6,700	11,323
Infinity, Inc.(a)*	4,100	1,558
ION Geophysical Corp.(a)*	22,500	392,625
Key Energy Services, Inc.*	14,400	279,648
Kodiak Oil & Gas Corp.*	11,449	52,208
Mariner Energy, Inc.(a)*	9,965	368,406
Matrix Service Co.*	9,800	225,988
McMoRan Exploration Co.(a)*	12,200	335,744
Mitcham Industries, Inc.*	1,800	30,744
NATCO Group, Inc., Class A*	4,200	229,026
Natural Gas Services Group*	2,500	76,200
New Jersey Resources Corp.	9,651	315,105
Newpark Resources, Inc.(a)*	21,600	169,776
Ngas Resources, Inc.*	4,650	43,152
Nicor, Inc.(a)	10,831	461,292
OMNI Energy Services Corp.(a)*	3,800	24,358
Panhandle Oil and Gas, Inc.(a)	600	20,316
Parallel Petroleum Corp.*	8,300	167,079
Parker Drilling Co.(a)*	26,400	264,264
Penn Virginia Corp.	5,778	435,777
Petroleum Development Corp.*	2,800	186,172
PetroQuest Energy, Inc.(a)*	11,000	295,900
Piedmont Natural Gas Co., Inc.(a)	17,000	444,720
Pioneer Drilling Co.*	11,400	214,434
Quest Resource Corp.(a)*	5,100	58,191
RGC Resources, Inc.	200	5,669
Rosetta Resources, Inc.*	12,200	347,700
Royale Energy, Inc.(a)*	1,600	20,048
RPC, Inc.(a)	47,850	803,880
SEACOR Holdings, Inc.*	3,273	292,966
South Jersey Industries, Inc.(a)	6,400	239,104

	SHARES	VALUE†
Stone Energy Corp.*	6,137	$404,490
SulphCo, Inc.(a)*	18,300	41,541
Superior Well Services, Inc.(a)*	5,600	177,576
Swift Energy Co.*	6,900	455,814
T-3 Energy Services, Inc.*	2,100	166,887
The Meridian Resource Corp.*	21,400	63,130
Toreador Resources Corp.(a)*	4,300	36,679
Transmeridian Exploration, Inc.(a)*	42,400	26,712
Tri-Valley Corp.(a)*	5,600	41,608
Trico Marine Services, Inc.(a)*	3,600	131,112
TXCO Resources, Inc.(a)*	7,300	85,848
Union Drilling, Inc.*	5,300	114,904
VAALCO Energy, Inc.*	22,100	187,187
Venoco,Inc.*	6,100	141,581
Warren Resources, Inc.*	14,000	205,520
Whiting Petroleum Corp.*	4,880	517,670
		22,103,931
Paper & Related Products — 0.2%
AbitibiBowater, Inc.(a)	4,784	44,635
Graphic Packaging Holding Co.(a)*	54,100	109,282
Louisiana-Pacific Corp.(a)	25,600	217,344
Neenah Paper, Inc.	4,700	78,537
Xerium Technologies, Inc.(a)	11,300	44,748
		494,546
Personal Care — 0.3%
Chattem, Inc.(a)*	4,400	286,220
Elizabeth Arden, Inc.*	10,900	165,462
Nature's Sunshine Products, Inc.	2,700	18,225
Nu Skin Enterprises, Inc., Class A	14,700	219,324
Revlon, Inc., Class A(a)*	93,549	79,517
		768,748
Photo Equipment & Supplies — 0.0%
American Science & Engineering, Inc.(a)	2,000	103,060
Concord Camera Corp.*	540	1,933
		104,993
Printing — 0.2%
Cenveo, Inc.(a)*	18,900	184,653
Champion Industries, Inc.-WV	2,100	9,723
Consolidated Graphics, Inc.*	3,200	157,664
Multi-Color Corp.(a)	1,100	23,089
Valassis Communications, Inc.(a)*	11,500	143,980
		519,109
Publishing — 0.2%
Courier Corp.(a)	1,400	28,112
Document Security Systems, Inc.(a)*	3,392	16,485
GateHouse Media, Inc.(a)	12,600	30,996
Journal Register Co.(a)	16,900	3,042
Lee Enterprises, Inc.(a)	9,500	37,905
Playboy Enterprises, Inc., Class B(a)*	5,900	29,146
PRIMEDIA, Inc.(a)	12,100	56,386

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Publishing (Continued)
R.H. Donnelley Corp.*	600	$1,800
Scholastic Corp.(a)*	9,500	272,270
Sun-Times Media Group, Inc., Class A*	25,000	12,250
Voyager Learning Co.*	6,300	34,335
		522,727
Real Estate — 0.2%
Avatar Holdings, Inc.(a)*	1,100	33,319
California Coastal Communities, Inc.(a)*	1,800	6,876
Consolidated-Tomoka Land Co.(a)	1,100	46,266
Emeritus Corp.(a)*	8,600	125,732
Forestar Real Estate Group Inc.*	200	3,810
Grubb & Ellis Co.(a)	6,200	23,870
Hilltop Holdings, Inc.*	2,900	29,899
Lodgian, Inc.*	7,500	58,725
Tarragon Corp.(a)*	6,600	11,550
Tejon Ranch Co.(a)*	3,300	118,998
Thomas Properties Group, Inc.	5,500	54,120
United Capital Corp.(a)*	1,250	24,000
ZipRealty, Inc.(a)*	6,900	27,807
		564,972
Restaurants — 1.2%
AFC Enterprises, Inc.*	4,200	33,558
Benihana, Inc.*	1,150	7,199
Benihana, Inc., Class A(a)*	2,300	14,582
BJ's Restaurants, Inc.(a)*	6,000	58,380
Bob Evans Farms, Inc.(a)	8,600	245,960
Buca, Inc.(a)*	3,600	1,400
Buffalo Wild Wings, Inc.(a)*	4,400	109,252
California Pizza Kitchen, Inc.(a)*	6,950	77,771
Carrols Restaurant Group Inc.(a)*	1,900	9,861
CBRL Group, Inc.(a)	6,200	151,962
CEC Entertainment, Inc.*	7,750	217,077
CKE Restaurants, Inc.	13,100	163,357
Cosi, Inc.(a)*	5,389	13,526
DineEquity, Inc.(a)	4,300	160,648
Domino's Pizza, Inc.(a)*	18,030	207,345
Einstein Noah Restaurant Group, Inc.*	3,600	39,852
Famous Dave's of America, Inc.*	2,145	16,517
J. Alexander's Corp.	800	5,600
Kona Grill, Inc.(a)*	1,100	9,273
Krispy Kreme Doughnuts, Inc.(a)*	8,900	44,411
Landry's Seafood Restaurants, Inc.(a)	4,400	79,068
Luby's, Inc.*	7,260	44,286
Morton's Restaurant Group, Inc.(a)*	2,600	17,888
Nathan's Famous, Inc.*	1,385	21,066
O' Charley's, Inc.	5,420	54,525
P.F. Chang's China Bistro, Inc.(a)*	6,270	140,072
Papa John's International, Inc.*	13,400	356,306
Red Robin Gourmet Burgers, Inc.(a)*	3,300	91,542
Rubio's Restaurants, Inc.(a)*	1,700	8,517

	SHARES	VALUE†
Ruby Tuesday, Inc.(a)	8,900	$48,060
Ruth's Chris Steak House, Inc.(a)*	5,100	26,418
Sonic Corp.(a)*	15,975	236,430
Texas Roadhouse, Inc., Class A(a)*	15,300	137,241
The Cheesecake Factory, Inc.(a)*	20,400	324,564
The Steak n Shake Co.(a)*	6,800	43,044
		3,216,558
Retail - Food — 0.5%
Calavo Growers, Inc.(a)	3,700	45,325
Ingles Markets, Inc.(a)	2,600	60,658
Jack in the Box, Inc.*	14,400	322,704
Ruddick Corp.	11,500	394,565
The Great Atlantic & Pacific Tea Co., Inc.*	13,712	312,908
Weis Markets, Inc.	6,390	207,483
		1,343,643
Retail - General — 0.6%
99 Cents Only Stores(a)*	9,500	62,700
BJ's Wholesale Club, Inc.*	7,000	270,900
Casey's General Stores, Inc.	12,174	282,072
dELiA*s, Inc.(a)*	5,186	10,424
Dillard's, Inc., Class A(a)	14,700	170,079
Duckwall-ALCO Stores, Inc.*	200	1,840
Fred's, Inc.(a)	9,687	108,882
Kirklands, Inc.(a)*	4,300	9,675
Longs Drug Stores Corp.	7,100	298,981
PriceSmart, Inc.(a)	6,250	123,625
RedEnvelope, Inc.(a)*	1,100	16
Retail Ventures, Inc.(a)*	10,400	47,840
Sport Supply Group, Inc.	4,400	45,188
Susser Holdings Corp.(a)*	4,500	43,560
The Pantry, Inc.*	5,100	54,366
		1,530,148
Retail - Specialty — 3.5%
A.C. Moore Arts & Crafts, Inc.*	5,100	35,955
Aeropostale, Inc.*	18,625	583,521
America's Car-Mart, Inc.(a)*	2,516	45,087
American Greetings Corp., Class A	15,500	191,270
AnnTaylor Stores Corp.*	10,600	253,976
Bakers Footwear Group, Inc.*	400	404
Barnes & Noble, Inc.(a)	12,300	305,532
bebe stores, Inc.(a)	22,400	215,264
Big 5 Sporting Goods Corp.(a)	2,900	21,953
Blockbuster, Inc., Class A(a)*	32,000	80,000
Blockbuster, Inc., Class B*	26,200	52,924
Blue Nile, Inc.(a)*	3,000	127,560
Books-A-Million, Inc.(a)	3,700	28,342
Borders Group, Inc.(a)	2,800	16,800
Brown Shoe Co., Inc.	10,050	136,177
Build-A-Bear Workshop, Inc.(a)*	4,500	32,715
Cabela's, Inc., Class A(a)*	16,800	184,968
Cache, Inc.*	4,100	43,870
Callaway Golf Co.	17,700	209,391

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
Casual Male Retail Group, Inc.(a)*	8,600	$26,230
Charlotte Russe Holding, Inc.*	5,500	97,680
Chico's FAS, Inc.*	1,400	7,518
Children's Place Retail Stores, Inc.*	6,000	216,600
Christopher & Banks Corp.(a)	7,637	51,932
Citi Trends, Inc.*	3,000	67,980
Coldwater Creek, Inc.(a)*	25,188	132,993
Conn's, Inc.(a)*	5,500	88,385
Cost Plus, Inc.(a)*	4,685	11,713
Design Within Reach, Inc.(a)*	2,800	9,744
Finlay Enterprises, Inc.(a)*	524	225
First Cash Financial Services, Inc.(a)*	7,400	110,926
Footstar, Inc.	1,300	5,304
Friedman's, Inc., Class A(b)(c)	1,600	0
FTD Group, Inc.	5,400	71,982
Gander Mountain Co.(a)*	4,643	17,133
Genesco, Inc.(a)*	4,900	151,263
Golfsmith International Holdings, Inc.*	1,600	3,648
Gottschalks, Inc.(a)*	3,300	7,425
Group 1 Automotive, Inc.(a)	4,900	97,363
GTSI Corp.*	2,500	18,925
Haverty Furniture Cos., Inc.(a)	3,600	36,144
Hibbett Sports, Inc.(a)*	7,150	150,865
Hot Topic, Inc.*	5,675	30,702
Jo-Ann Stores, Inc.(a)*	5,100	117,453
Jos. A. Bank Clothiers, Inc.(a)*	3,475	92,956
K-Swiss, Inc., Class A(a)	5,700	83,790
Kenneth Cole Productions, Inc., Class A(a)	2,300	29,210
La-Z-Boy, Inc.(a)	11,200	85,680
Leapfrog Enterprises, Inc.(a)*	7,500	62,400
Lenox Group, Inc.(a)*	3,700	962
Lumber Liquidators, Inc.*	100	1,300
MarineMax, Inc.(a)*	4,700	33,699
Movado Group, Inc.	9,800	194,040
NBTY, Inc.*	5,500	176,330
NutriSystem, Inc.(a)	8,900	125,846
OfficeMax Inc.	9,100	126,490
Pacific Sunwear of California, Inc.*	16,775	143,091
PC Connection, Inc.(a)*	6,200	57,722
PC Mall, Inc.(a)*	2,200	29,832
Pep Boys — Manny, Moe & Jack(a)	12,000	104,640
Pier 1 Imports, Inc.(a)*	34,700	119,368
R.G. Barry Corp.*	1,900	16,264
RadioShack Corp.	17,100	209,817
RC2 Corp.*	4,400	81,664
Regis Corp.	9,700	255,595
Rex Stores Corp.*	1,575	18,191
Rocky Brands, Inc.(a)*	1,000	4,830
Sally Beauty Holdings, Inc.(a)*	16,300	105,298
School Specialty, Inc.(a)*	4,400	130,812
Sharper Image Corp.(a)*	1,654	46

	SHARES	VALUE†
Shoe Carnival, Inc.(a)*	1,240	$14,620
Sonic Automotive, Inc., Class A(a)	9,280	119,619
Sotheby's(a)	6,100	160,857
Stage Stores, Inc.	10,300	120,201
Stein Mart, Inc.(a)	8,030	36,215
Systemax, Inc.(a)	7,900	139,435
Tandy Leather Factory, Inc.*	2,200	6,710
The Bon-Ton Stores, Inc.(a)	2,700	14,094
The Boyds Collection Ltd.(b)(c)	10,600	0
The Buckle, Inc.(a)	6,850	313,250
The Cato Corp., Class A	7,100	101,104
The Dress Barn, Inc.(a)*	15,000	200,700
The Gymboree Corp.*	6,600	264,462
The Nautilus Group, Inc.	16,200	82,296
Tractor Supply Co.(a)*	9,400	272,976
Transport World Entertainment Corp.(a)*	5,400	15,336
Tuesday Morning Corp.(a)*	4,800	19,728
Tween Brands, Inc.*	7,400	121,804
Under Armour, Inc., Class A(a)*	3,600	92,304
Volcom, Inc.(a)*	5,400	129,222
West Marine, Inc.(a)*	245	1,005
Wet Seal, Inc.*	30,475	145,366
Wilsons The Leather Experts, Inc.(a)*	9,950	796
Zale Corp.(a)*	11,800	222,902
Zones, Inc.*	2,492	19,512
Zumiez, Inc.(a)*	6,500	107,770
		9,107,999
Steel — 0.5%
Material Sciences Corp.*	2,900	23,490
Mueller Water Products, Inc.	19,700	168,238
Mueller Water Products, Inc., Class A(a)	2,900	23,403
Northwest Pipe Co.(a)*	2,100	117,180
Olympic Steel, Inc.(a)	2,400	182,208
Omega Flex, Inc.(a)	1,500	22,800
Shiloh Industries, Inc.	3,600	33,804
Universal Stainless & Alloy Products, Inc.*	1,400	51,856
Valmont Industries, Inc.(a)	1,600	166,864
Worthington Industries, Inc.(a)	19,600	401,800
		1,191,643
Telecommunications — 2.6%
ADC Telecommunications, Inc.*	28,200	416,514
ADTRAN, Inc.	17,100	407,664
Alaska Communications Systems Group, Inc.(a)	10,700	127,758
Anaren Microwave, Inc.*	3,900	41,223
APAC Telecommunications Corp.(a)*	11,000	17,600
Atlantic Tele-Network, Inc.	3,600	99,036
Aware, Inc.(a)*	4,900	14,798
Axesstel, Inc.*	2,700	2,241
CallWave, Inc.(a)*	5,700	14,820
Cbeyond, Inc.(a)*	6,100	97,722

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Telecommunications (Continued)
Centennial Communications Corp., Class A(a)*	26,748	$186,969
Cincinnati Bell, Inc.*	62,000	246,760
Comtech Telecommunications Corp.*	5,325	260,925
Consolidated Communications Holdings, Inc.(a)	6,282	93,539
CPI International, Inc.*	3,600	44,280
D&E Communications, Inc.	2,900	25,781
Ditech Networks, Inc.(a)*	7,300	15,695
EMS Technologies, Inc.*	3,600	78,624
Fairpoint Communications, Inc.(a)	7,800	56,238
FiberTower Corp.(a)*	29,600	41,440
General Communication, Inc., Class A(a)*	13,800	94,806
GeoEye, Inc.(a)*	4,200	74,382
GulfMark Offshore, Inc.*	4,800	279,264
Harmonic, Inc.*	22,400	213,024
Harris Stratex Networks, Inc.(a)*	9,725	92,290
Hearst-Argyle Television, Inc.(a)	2,700	51,840
Hickory Tech Corp.	2,300	19,021
Hughes Communications Inc.*	2,800	137,452
iBasis, Inc.(a)	16,400	53,792
ICO Global Communications (Holdings) Ltd.(a)*	14,500	47,270
IDT Corp.(a)*	1,900	2,869
IDT Corp., Class B(a)*	17,900	30,430
InfoSpace, Inc.	7,200	59,976
InterDigital, Inc.(a)*	11,952	290,673
Iowa Telecommunications Services, Inc.(a)	7,000	123,270
iPCS, Inc.*	2,900	85,927
Knology, Inc.(a)*	15,100	165,949
LCC International, Inc., Class A(a)*	7,100	6,815
Loral Space & Communications, Inc.*	4,400	77,528
Metro One Telecommunications, Inc.(a)*	1,025	605
MRV Communications, Inc.(a)*	37,600	44,744
NeuStar, Inc., Class A*	7,600	163,856
NMS Communications Corp.(a)*	9,600	10,656
Novatel Wireless, Inc.(a)*	7,300	81,249
Occam Networks, Inc.(a)*	2,266	9,041
Optium Corp.*	2,800	20,384
Orbcomm, Inc.(a)*	4,600	26,220
Outdoor Channel Holdings, Inc.(a)*	9,100	63,518
PAETEC Holding Corp.(a)*	24,300	154,305
ParkerVision, Inc.(a)*	5,400	53,622
Plantronics, Inc.	11,000	245,520
Powerwave Technologies, Inc.(a)*	30,815	130,964
Preformed Line Products Co.(a)	850	34,263
Premiere Global Services, Inc.*	21,700	316,386
Radyne Corp.(a)*	4,200	48,006
RCN Corp.(a)*	9,100	98,098
RELM Wireless Corp.	2,400	3,600

	SHARES	VALUE†
RF Micro Devices, Inc.(a)*	73,977	$214,533
Rural Cellular Corp., Class A(a)*	5,700	253,707
Spherix, Inc.(a)*	3,000	1,950
SureWest Communications(a)	3,708	31,258
Sycamore Networks, Inc.(a)*	67,900	218,638
SymmetriCom, Inc.*	21,384	82,115
Syniverse Holdings, Inc.*	15,700	254,340
Telular Corp.(a)*	3,600	13,752
Tollgrade Communications, Inc.*	2,200	9,878
USA Mobility, Inc.*	3,000	22,650
Westell Technologies, Inc., Class A(a)*	12,900	17,415
Wireless Telecom Group, Inc.*	5,789	7,526
XETA Technologies, Inc.*	1,300	4,173
		6,833,177
Textile & Apparel — 1.6%
Ashworth, Inc.(a)*	2,900	10,121
Carter's, Inc.*	14,200	196,244
Charming Shoppes, Inc.(a)*	23,000	105,570
Cherokee, Inc.(a)	700	14,105
Collective Brands, Inc.(a)*	13,100	152,353
Columbia Sportswear Co.(a)	8,700	319,725
Culp, Inc.*	2,400	16,848
Deckers Outdoor Corp.*	2,600	361,920
Delta Apparel, Inc.(a)	1,100	4,048
Frederick's of Hollywood Group, Inc.(a)*	1,800	2,700
G & K Services, Inc., Class A(a)	5,200	158,392
G-III Apparel Group Ltd.(a)*	3,500	43,190
Hartmarx Corp.*	6,900	14,973
Iconix Brand Group, Inc.(a)*	14,200	171,536
Jones Apparel Group, Inc.	19,600	269,500
Maidenform Brands, Inc.(a)*	5,600	75,600
Mothers Work, Inc.(a)*	1,700	17,119
New York & Co., Inc.*	11,900	108,647
Nexcen Brands, Inc.(a)*	11,550	6,469
Oxford Industries, Inc.(a)	3,900	74,685
Perry Ellis International, Inc.*	3,000	63,660
Phoenix Footwear Group, Inc.(a)*	800	1,224
Quiksilver, Inc.*	36,900	362,358
Skechers U.S.A., Inc., Class A*	7,000	138,320
Steven Madden Ltd.*	4,900	90,062
Superior Uniform Group, Inc.	1,100	9,526
Tandy Brands Accessories, Inc.(a)	1,300	7,163
Tarrant Apparel Group*	5,200	3,276
The Dixie Group, Inc.(a)*	2,300	15,134
The Finish Line, Inc., Class A*	8,082	70,314
The Timberland Co., Class A*	11,860	193,911
The Warnaco Group, Inc.*	11,100	489,177
True Religion Apparel, Inc.(a)*	5,400	143,910
Unifi, Inc.(a)*	13,600	34,272
Wolverine World Wide, Inc.	12,200	325,374
		4,071,426

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Tires & Rubber — 0.0%
Cooper Tire & Rubber Co.	14,700	$115,248
Tobacco — 0.0%
Alliance One International, Inc.*	23,000	117,530
Transportation — 2.2%
Air Transport Services Group Inc.,(a)*	14,100	14,100
Alexander & Baldwin, Inc.	2,500	113,875
American Commercial Lines, Inc.(a)*	12,000	131,160
Arkansas Best Corp.(a)	6,300	230,832
Atlas Air Worldwide Holdings, Inc.*	5,300	262,138
Bristow Group, Inc.(a)*	5,200	257,348
Celadon Group, Inc.*	5,610	56,044
Con-way, Inc.	4,400	207,944
Covenant Transport, Inc., Class A(a)*	1,500	5,025
Dynamex, Inc.(a)*	2,300	61,663
Eagle Bulk Shipping, Inc.(a)	15,000	443,550
Forward Air Corp.(a)	6,850	237,010
Frozen Food Express Industries, Inc.	5,100	34,425
GATX Corp.	7,000	310,310
General Maritime Corp.(a)	6,900	179,262
Genesee & Wyoming, Inc., Class A*	8,625	293,423
Greenbrier Companies, Inc.(a)	4,100	83,230
Heartland Express, Inc.(a)	23,624	352,234
Horizon Lines, Inc., Class A(a)	7,400	73,630
Hub Group, Inc., Class A*	14,400	491,472
Knight Transportation, Inc.(a)	20,700	378,810
Marten Transport Ltd.*	4,300	68,671
Old Dominion Freight Line, Inc.(a)*	8,952	268,739
Overseas Shipholding Group, Inc.	3,700	294,224
P.A.M. Transportation Services, Inc.*	3,196	34,037
Pacer International, Inc.	4,200	90,342
PHI, Inc.*	2,300	92,391
Quality Distribution, Inc.*	4,600	11,132
Saia, Inc.*	2,100	22,932
TAL International Group, Inc.	8,600	195,564
Universal Truckload Services, Inc.(a)*	3,300	72,666
USA Truck, Inc.*	1,900	22,857
Werner Enterprises, Inc.(a)	17,675	328,401
YRC Worldwide, Inc.(a)*	6,900	102,603
		5,822,044
Utilities — 2.1%
Artesian Resources Corp., Class A	1,300	23,907
Avista Corp.	12,400	266,104
Black Hills Corp.	8,700	278,922
California Water Service Group(a)	4,300	140,911
Central Vermont Public Service Corp.	2,500	48,425
CH Energy Group, Inc.(a)	3,800	135,166
Chesapeake Utilities Corp.(a)	1,564	40,226
Cleco Corp.	15,000	349,950
Connecticut Water Service, Inc.(a)	1,900	42,560
El Paso Electric Co.*	11,500	227,700
Empire District Electric Co.	7,700	142,758

	SHARES	VALUE†
Florida Public Utilities Co.	1,185	$14,101
FuelCell Energy, Inc.(a)*	16,310	115,801
IDACORP, Inc.(a)	10,600	306,234
ITC Holdings Corp.	4,160	212,618
MGE Energy, Inc.(a)	4,500	146,790
Middlesex Water Co.	2,337	38,771
Northwest Natural Gas Co.	6,800	314,568
NorthWestern Corp.	8,500	216,070
Ormat Technologies, Inc.(a)	8,800	432,784
Otter Tail Power Co.(a)	7,214	280,120
PNM Resources, Inc.	17,350	207,506
PowerSecure International, Inc.(a)*	4,200	30,492
SJW Corp.(a)	4,400	116,160
Southwest Gas Corp.	10,200	303,246
Southwest Water Co.(a)	9,408	94,268
The Laclede Group, Inc.(a)	4,500	181,665
The York Water Co.(a)	1,271	18,518
UIL Holdings Corp.(a)	5,166	151,932
Unisource Energy Corp.	8,500	263,585
Unitil Corp.	500	13,555
WGL Holdings, Inc.	11,600	402,984
		5,558,397
Waste Management — 0.5%
American Ecology Corp.	3,766	111,210
Casella Waste Systems, Inc., Class A*	8,200	99,958
Clean Harbors, Inc.*	4,100	291,346
Darling International, Inc.*	19,400	320,488
Rentech, Inc.(a)*	43,300	82,270
Waste Connections, Inc.*	6,975	222,712
WCA Waste Corp.*	7,300	46,355
		1,174,339
TOTAL COMMON STOCKS (Identified Cost $287,737,214)		259,558,876
PREFERRED STOCK — 0.1%
Health Care - Products — 0.1%
Inverness Medical Innovations, Inc., Series B*	803	190,407
TOTAL PREFERRED STOCK (Identified Cost $196,003)		190,407
RIGHTS & WARRANTS — 0.0%
Health Care - Drugs — 0.0%
Dov Pharmaceutical, Inc.,* expires 12/31/09(c)	4,730	0
Health Care - Products — 0.0%
Caliper Life Sciences, Inc., expires 6/15/11*	404	182
TOTAL RIGHTS & WARRANTS (Identified Cost $433)		182

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	1,332,001	1,332,001
		1,332,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,332,002)		1,332,002
COLLATERAL FOR SECURITIES ON LOAN — 39.5%
Short Term — 39.5%
State Street Navigator Prime Portfolio	102,979,011	102,979,011
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $102,979,011)		102,979,011
Total Investments — 139.6% (Identified Cost $392,244,663)#		364,060,478
Liabilities, Less Cash and Other Assets — (39.6%)		(103,168,634)
Net Assets — 100.0%		$260,891,844

  †  See Note 1.

  *  Non-income producing security.

  (a)  A portion or all of the security was held on loan. As of June 30, 2008, the market value of the securities on loan was $99,403,352.

  (b)  Bankrupt security/delisted.

  (c)  Securities were fair valued by management. At June 30, 2008, the total market value for such investments amounted to $84,081, which represents 0.03% of net assets.

  #  At June 30, 2008 the aggregate cost of investment securities for income tax purposes was $392,418,117. Net unrealized depreciation aggregated $28,357,638 of which $48,879,200 related to appreciated investment securities and $77,236,838 related to depreciated investment securities.

Key to abbreviations:

ADR — American Depositary Receipt

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008

	SHARES	VALUE†
COMMON STOCKS — 99.5%
Australia — 5.5%
Amcor Ltd.	173,933	$840,021
APN News & Media Ltd.(a)	48,103	137,090
Australia & New Zealand Banking Group Ltd.	275,523	4,932,654
AXA Asia Pacific Holdings Ltd.	149,930	671,045
BHP Steel Ltd.	140,979	1,528,919
Boral Ltd.(a)	123,298	666,226
Caltex Australia Ltd.(a)	16,916	211,280
Commonwealth Bank of Australia	162,149	6,229,212
Crown Ltd.	10,737	95,393
CSR Ltd.	104,956	245,918
Downer EDI Ltd.	59,733	392,453
Foster's Group Ltd.(a)	311,377	1,509,772
Goodman Fielder Ltd.	253,885	341,138
Insurance Australia Group Ltd.	180,121	597,738
John Fairfax Holdings Ltd.(a)	285,593	800,262
Lend Lease Corp. Ltd.(a)	45,294	413,677
Metcash Ltd.(a)	80,731	285,666
National Australia Bank Ltd.	259,836	6,585,097
Oil Search Ltd.	35,788	232,736
OneSteel Ltd.	156,346	1,112,440
Origin Energy Ltd.	189,336	2,918,873
Oxiana Ltd.*	123,828	309,084
Publishing & Broadcasting Ltd.(a)	10,737	33,885
Qantas Airways Ltd.	159,776	464,518
Santos Ltd.	79,294	1,626,614
Seven Network Ltd.(a)	9,500	68,413
Suncorp-Metway Ltd.	26,609	331,836
TABCORP Holdings Ltd.(a)	107,997	1,013,206
Washington H Soul Pattinson & Co., Ltd.	11,161	120,507
		34,715,673
Austria — 0.6%
Erste Bank der Oesterreichischen Sparkassen AG(a)	11,646	725,122
OMV AG	14,626	1,148,353
Wienerberger AG(a)	39,351	1,652,632
		3,526,107
Belgium — 0.7%
Cumerio-VVPR Strip(b)*	210	0
Delhaize Group	21,212	1,427,958
Dexia(a)	163,226	2,611,443
UCB SA	8,711	322,423
Umicore-VVPR Strip*	1,050	33
		4,361,857
Canada — 5.7%
Astral Media, Inc.	10,600	333,302
Bank of Montreal(a)	10,729	447,634
Barrick Gold Corp.(a)	76,100	3,482,080
BCE, Inc.	61,430	2,143,854
Biovail Corp.(a)	12,400	120,878
Canadian Pacific Railway Ltd.(a)	29,965	1,991,489

	SHARES	VALUE†
Canadian Tire Corp., Class A	8,000	$415,452
CGI Group, Inc.*	91,100	908,630
Domtar Corp.*(a)	50,200	272,031
Empire Co., Ltd, Class A	7,800	335,385
EnCana Corp.	15,286	1,400,973
Fairfax Financial Holdings Ltd.(a)	2,700	691,798
George Weston Ltd.	7,700	356,257
Goldcorp, Inc.	54,800	2,528,982
Industrial Alliance Insurance and Financial Services, Inc.	20,285	682,041
ING Canada, Inc.	5,100	177,986
Loblaw Companies Ltd.(a)	14,400	429,887
Lundin Mining Corp.*	43,800	267,448
Magna International, Inc., Class A	14,424	859,224
Manitoba Telecom Services, Inc.(a)	2,300	90,338
Manulife Financial Corp.	43,400	1,519,309
MDS, Inc.*	17,689	287,740
Metro, Inc., Class A(a)	7,700	183,231
National Bank of Canada(a)	22,100	1,098,654
Onex Corp.(a)	16,900	498,215
Petro-Canada	53,700	3,010,658
Power Corp. of Canada(a)	25,300	775,405
Quebecor, Inc., Class B	4,900	135,698
Sherritt International Corp.(a)	48,300	727,831
Sun Life Financial, Inc.(a)	137,520	5,663,343
TELUS Corp.	3,000	126,255
Thomson Reuters Corp.(a)	16,500	532,911
TransCanada Corp.(a)	38,209	1,481,621
Viterra, Inc.*	24,600	338,094
Yamana Gold Inc.(a)	87,900	1,463,490
		35,778,124
Denmark — 1.3%
AP Moller — Maersk A/S	247	3,024,948
Carlsberg A/S(a)	12,650	1,222,009
Danisco A/S(a)	12,180	783,119
Danske Bank	84,803	2,453,153
Jyske Bank A/S*	7,940	473,622
Sydbank(a)	7,400	282,034
		8,238,885
Finland — 0.9%
Kesko Oyj	19,100	618,679
Oko Bank (OKO Osuuspankkien Keskuspankki Oyj)	12,800	222,121
Outokumpu Oyj	27,400	960,015
Rautaruukki Oyj	8,300	379,814
Sampo Oyj, Class A	42,897	1,084,176
Stora Enso Oyj	105,528	990,402
UPM-Kymmene Oyj	93,025	1,523,458
		5,778,665
France — 8.7%
Air France(a)	27,345	656,237
Axa(a)	259,150	7,696,450
BNP Paribas SA(a)	157,621	14,281,752
Cap Gemini SA	11,658	687,318

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Casino Guichard-Perrachon SA	4,781	$542,062
Ciments Francais	2,017	330,607
CNP Assurances	5,341	603,535
Compagnie de Saint-Gobain(a)	46,018	2,879,739
Compagnie Generele des Etablissements Michelin, Class B	8,001	575,026
Credit Agricole SA(a)	89,565	1,830,672
Credit Agricole SA*(a)(b)	85,086	101,828
Credit Industriel et Commercial	507	121,337
France Telecom SA(a)	134,090	3,950,642
Lafarge SA(a)	25,195	3,863,904
Lagardere S.C.A.	12,347	703,246
Natixis(a)	23,838	264,641
Pinault-Printemps-Redoute SA	10,843	1,207,164
PSA Peugoet Citroen(a)	30,890	1,677,678
Renault SA(a)	33,276	2,730,024
Safran SA(a)	10,298	199,784
Schneider Electric SA(a)	8,500	918,341
SCOR	14,662	336,165
Societe Generale	14,401	1,253,825
Technip-Coflexip SA	9,288	859,851
Valeo SA(a)	6,106	196,148
Vivendi Universal SA(a)	179,479	6,811,272
		55,279,248
Germany — 13.4%
Allianz AG	67,381	11,873,126
Bayerische Motoren Werke AG	78,074	3,755,910
Bilfinger Berger AG	2,054	178,961
Commerzbank AG(a)	104,017	3,085,907
DaimlerChrysler AG	203,087	12,561,779
Deutsche Bank AG	86,194	7,444,769
Deutsche Lufthansa AG	43,099	929,791
Deutsche Telekom AG(a)	580,696	9,509,983
E. On AG	97,638	19,703,121
Fraport AG	2,733	185,487
Hannover Rueckversicherungs-AG	13,447	663,836
Hypo Real Estate Holding AG(a)	3,032	85,368
Infineon Technologies AG*	140,994	1,227,788
Lanxess	1,160	47,639
Linde AG	10,710	1,506,047
Muenchener Rueckversicherungs- Gesellschaft AG	50,969	8,929,820
Suedzucker AG(a)	4,706	85,369
Thyssen Krupp AG	45,036	2,828,216
TUI AG(a)	19,453	450,912
		85,053,829
Greece — 0.5%
Alpha Bank A.E.	4,356	131,700
EFG Eurobank Ergasias	11,581	275,372
Hellenic Petroleum SA	115,039	1,579,644
National Bank of Greece SA	21,559	971,619
		2,958,335

	SHARES	VALUE†
Hong Kong — 3.0%
Cathay Pacific Airways Ltd.(a)	235,000	$447,869
Cheung Kong (Holdings) Ltd.	332,000	4,475,122
Cheung Kong Infrastructure Holdings Ltd.(a)	28,000	118,505
Dah Sing Financial Group	19,600	158,114
Great Eagle Holdings Ltd.	22,929	67,637
Hang Lung Development Co., Ltd.	174,000	773,244
Henderson Land Development Co., Ltd.	159,000	991,054
Hongkong and Shanghai Hotels Ltd.	67,468	102,104
Hopewell Holdings Ltd.	107,000	380,126
Hutchison Whampoa Ltd.	341,000	3,437,487
Kingboard Chemical Holdings Ltd.	50,000	230,854
MTR Corp.(a)	130,390	410,544
New Asia Realty & Trust Co., Ltd.	50,000	40,528
New World China Land Ltd.(a)	157,600	81,658
New World Development Co., Ltd.	486,765	991,366
Sino Land Co., Ltd.(a)	322,857	641,809
Sun Hung Kai Properties Ltd.	242,000	3,283,713
Tsim Sha Tsui Properties Ltd.	60,492	217,230
Wharf (Holdings) Ltd.	308,250	1,290,774
Wheelock and Co., Ltd.(a)	233,000	624,549
		18,764,287
Ireland — 0.4%
Allied Irish Banks Plc (LSX)	13,522	209,311
Allied Irish Banks Plc (DSX)	8,690	134,091
Bank of Ireland	32,128	280,532
Bank of Ireland, ADR	7,400	258,482
Irish Life & Permanent Plc	169,534	1,764,639
		2,647,055
Italy — 2.6%
Banca Monte dei Paschi di Siena SpA(a)	190,583	539,899
Banca Popolare di Milano(a)	92,950	872,355
Banche Popolari Unite Scrl(a)	83,061	1,947,554
Banco Popolare Scarl	18,470	328,075
Buzzi Unicem SpA(a)	14,055	352,126
Compagnia Assicuratrice Unipol SpA(a)	70,148	165,583
Fiat SpA(a)	74,800	1,226,168
Intesa Sanpaolo	167,058	954,272
Italcementi SpA(a)	10,703	177,978
Italmobiliare SpA	1,968	154,857
Milano Assicurazioni	25,000	128,929
Pirelli & Co. SpA	669,842	461,475
SAI SpA	23,500	778,594
Telecom Italia SpA	2,534,871	5,109,323
UniCredito Italiano SpA	495,467	3,033,072
		16,230,260
Japan — 13.1%
Aisin Seiki Co., Ltd.	12,000	393,257
ALPS Electric Co., Ltd.	23,700	244,834
Amada Co., Ltd.	51,000	401,987

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Aoyama Trading Co., Ltd.	8,500	$156,488
Asahi National Broadcasting Co., Ltd.	47	67,276
ASATSU-DK, Inc.(a)	3,400	94,133
Awa Bank Ltd.	29,000	160,580
Bank of Kyoto Ltd.	35,000	365,524
Bank of Nagoya Ltd.	22,000	137,358
Bridgestone Corp.(a)	24,000	366,814
CALSONIC KANSEI CORP.	21,000	84,047
Canon Sales Co., Inc.(a)	8,000	140,729
Chiba Bank Ltd.	85,000	595,536
Chudenko Corp.	5,700	89,695
Chugoku Bank Ltd.	26,000	377,550
Chuo Mitsui Trust Holdings, Inc.	94,000	559,450
Citizen Watch Co.(a)	13,000	99,039
Coca-Cola West Japan Co., Ltd.(a)	8,000	186,458
COMSYS Holdings Corp.(a)	9,000	79,329
Cosmo Oil Co., Ltd.	83,000	300,141
CSK Holdings Corp.(a)	8,200	161,390
Dai Nippon Printing Co., Ltd.	123,000	1,812,741
Dai-Tokyo Fire and Marine Insurance Co., Ltd.	90,900	484,503
Daicel Chemical Industries Ltd.	45,000	253,414
Daihatsu Motor Co., Ltd.(a)	33,000	377,889
Dainippon Pharmaceutical Co., Ltd.(a)	24,000	194,143
Daishi Bank Ltd.	40,000	177,795
Daiwa House Co., Ltd.(a)	99,000	930,427
Dowa Fire & Marine Insurance Co., Ltd.	24,000	133,346
Ebara Corp.(a)	49,000	152,274
Elpida Memory, Inc.*(a)	13,700	438,648
Ezaki Glico Co., Ltd.(a)	13,000	147,029
Fuji Electric Co., Ltd.(a)	60,000	211,884
Fuji Heavy Industries Ltd.(a)	87,000	426,029
Fuji Photo Film	95,000	3,265,373
Fujikura Ltd.	83,000	361,107
Fukuoka Financial Group, Inc.	124,000	559,337
Fukuyama Transporting Co., Ltd.(a)	17,000	58,913
Funai Electric Co. Ltd.	2,400	61,475
Futaba Industrial Co., Ltd.(a)	7,300	168,768
Glory Ltd.	7,800	183,266
Gunma Bank Ltd.	52,000	346,210
GUNZE Ltd.	29,000	130,813
Hachijuni Bank Ltd.	68,000	440,569
Hakuhodo DY Holdings, Inc.(a)	2,090	111,398
Hankyu Department Stores, Inc.(a)	18,000	124,757
Hankyu Hanshin Holdings, Inc.(a)	140,000	588,003
Heiwa Corp.(a)	4,000	42,339
Higo Bank Ltd.	29,000	174,781
Hiroshima Bank Ltd.	26,000	115,811
Hitachi Cable Ltd.	25,000	93,935
Hitachi Ltd.	732,000	5,280,271
Hitachi Maxell Ltd.	5,000	63,000
Hitachi Software Engineering Co., Ltd.	4,200	92,353

	SHARES	VALUE†
Hitachi Transport System Ltd.	12,000	$151,653
Hokkoku Bank Ltd.	38,000	149,223
House Foods Corp.(a)	9,800	157,811
Hyakugo Bank Ltd.	31,000	185,375
Hyakujushi Bank Ltd.	35,000	199,077
INPEX Holdings, Inc.	1	12,619
Itoham Foods, Inc.	13,000	64,272
Iyo Bank Ltd.(a)	34,000	397,985
Joyo Bank Ltd.	110,000	534,514
Juroku Bank Ltd.	33,000	161,908
Kagoshima Bank Co., Ltd.	22,000	166,569
Kamigumi Co., Ltd.	37,000	279,791
Kandenko Co., Ltd.(a)	14,000	93,869
KANEKA CORP.	55,000	374,470
Kansai Paint Co., Ltd.	21,000	145,353
Keiyo Bank	24,000	144,646
Kinden Corp.	23,000	231,971
Kirin Brewery Co., Ltd.	61,000	952,425
Kissei Pharmaceutical Co., Ltd.(a)	4,000	89,462
Komori Corp.	8,000	145,852
Kuraray Co., Ltd.	49,000	584,179
Kyocera Corp.(a)	28,500	2,683,869
Mabuchi Motor Co., Ltd.(a)	2,300	124,758
Marui Co., Ltd.(a)	47,400	369,148
Matsushita Electric Industrial Co., Ltd.	325,000	7,008,664
Matsushita Electric Works Ltd.	53,000	540,531
Meiji Dairies Corp.(a)	31,000	159,102
Meiji Seika Kaisha Ltd.(a)	47,000	200,499
Millea Holdings, Inc.	136,500	5,321,688
Mitsubishi Heavy Industries Ltd.	139,000	662,341
Mitsubishi Logistics Corp.	14,000	153,197
Mitsubishi Rayon Co., Ltd.(a)	69,000	217,676
Mitsubishi UFJ Financial Group, Inc.	201,400	1,784,701
Mitsui Chemicals, Inc.	128,000	630,417
Mitsui Mining & Smelting Co., Ltd.	61,000	179,800
Mitsui Sumitomo Insurance Group Holdings, Inc.*	72,300	2,491,930
Musashino Bank Ltd.	3,900	157,924
Nagase & Co., Ltd.	15,000	158,066
NEC Corp.	374,000	1,958,226
NEC Electronics Corp.*(a)	9,800	244,100
NGK Spark Plug Co., Ltd.(a)	9,000	103,315
Nippon Express Co., Ltd.	126,000	603,955
Nippon Kayaku Co., Ltd.	11,000	68,368
Nippon Meat Packers, Inc.(a)	27,000	365,628
Nippon Mining Holdings, Inc.	163,000	1,020,765
Nippon Mitsubishi Oil Corp.	271,000	1,819,597
Nippon Paint Co., Ltd.	32,000	138,619
Nippon Paper Group, Inc.	164	447,876
Nippon Sheet Glass Co., Ltd.	82,000	405,405
Nippon Shokubai Co., Ltd.	13,000	93,163
Nippon Television Network Corp.	1,360	155,480
Nipponkoa Insurance Co., Ltd.	59,000	511,715
Nipro Corp.(a)	3,000	50,852
Nissan Motor Co., Ltd.	142,400	1,176,050
Nisshin Flour Milling Co., Ltd.(a)	25,500	320,341

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Nisshin Steel Co., Ltd.	126,000	$428,345
Nisshinbo Industries, Inc.	23,000	273,124
Obayashi Corp.	102,000	462,021
Oji Paper Co.(a)	173,000	812,948
Onward Kashiyama Co., Ltd.(a)	20,000	210,001
Pioneer Corp.(a)	32,200	259,262
Q.P. Corp.(a)	13,000	114,097
Rengo Co., Ltd.(a)	31,000	215,736
Rinnai Corp.	4,100	156,757
ROHM CO., LTD.	18,700	1,075,968
San-In Godo Bank Ltd.	22,000	192,259
Sanwa Shutter Corp.	26,000	98,427
Sapporo Hokuyo Holdings, Inc.	44	297,504
SEGA SAMMY Holdings, Inc.(a)	7,500	65,402
Seiko Epson Corp.	17,200	472,964
Seino Transportation Co., Ltd.	23,000	140,569
Sekisui Chemical Co., Ltd.	74,000	503,833
Sekisui House Ltd.(a)	94,000	877,239
Shiga Bank Ltd.(a)	30,000	198,889
Shimachu Co., Ltd.	6,600	160,976
Shimizu Corp.(a)	72,000	341,049
Shinko Securities Co., Ltd.	72,000	212,223
Sohgo Security Services Co., Ltd.(a)	7,900	95,746
Sojitz Corp.	215,900	719,734
Sumitomo Bakelite Co., Ltd.(a)	55,000	299,887
Sumitomo Corp.(a)	39,500	518,905
Sumitomo Electric Industries Ltd.	53,000	672,794
Sumitomo Forestry Co., Ltd.	20,000	164,799
Sumitomo Rubber Industries, Ltd.(a)	22,100	164,829
Suzuken Co., Ltd.	7,200	265,788
Taiheiyo Cement Corp.	197,000	395,150
Taisei Corp.(a)	203,000	483,652
Taisho Pharmaceutical Co., Ltd.	24,000	445,014
Taiyo Yuden Co., Ltd.	11,000	113,636
Teijin Ltd.(a)	173,000	593,013
The 77 Bank Ltd.	42,000	263,810
The Bank of Iwate Ltd.	2,000	119,597
The Fuji Fire & Marine Insurance Co.	32,000	85,281
The Nanto Bank Ltd.	29,000	144,741
The Nishi-Nippon City Bank, Ltd.	89,000	264,846
The Ogaki Kyoritsu Bank Ltd.	29,000	164,130
The Shizuoka Bank Ltd.	93,000	949,355
The Sumitomo Trust & Banking Co., Ltd.	180,000	1,257,746
The Yamanashi Chuo Bank Ltd.	20,000	104,718
The Yasuda Fire & Marine Insurance Co., Ltd.	164,000	1,541,313
The Yokohama Rubber Co., Ltd.	30,000	140,974
Toda Corp.(a)	30,000	109,615
Tokyo Steel Manufacturing Co., Ltd.	16,100	186,032
Toppan Printing Co., Ltd.	104,000	1,144,891
Toshiba Tec Corp.	24,000	149,845
Tostem Corp.	55,100	875,353
Toyo Ink Manufacturing Co., Ltd.	23,000	78,190
Toyo Seikan Kaisha Ltd.	35,400	624,725

	SHARES	VALUE†
Toyo Suisan Kaisha Ltd.	5,000	$113,005
Toyobo Co., Ltd.	68,000	133,836
Toyota Auto Body Co., Ltd.	11,200	209,044
Uny Co., Ltd.	23,000	226,556
Wacoal Corp.(a)	16,000	191,054
Yamaguchi Financial Group, Inc.	18,000	249,176
Yamaha Corp.	26,200	505,791
Yamazaki Baking Co., Ltd.(a)	19,000	208,805
		83,159,975
Netherlands — 6.1%
Aegon NV	328,127	4,347,008
ArcelorMittal	117,604	11,629,989
DSM NV	39,655	2,333,558
European Aeronautic Defense and Space Co.(a)	41,601	788,729
ING Groep NV	320,953	10,236,965
Koninklijke (Royal) Philips Electronics NV	257,672	8,768,384
Koninklijke Ahold NV	17,990	241,928
Randstad Holding NV	82	2,874
SNS Reaal	7,153	138,883
		38,488,318
New Zealand — 0.1%
Contact Energy Ltd.(a)	138,142	839,791
Fletcher Building Ltd.(a)	14,561	70,350
		910,141
Norway — 1.1%
Den Norske Bank ASA	169,100	2,152,067
Norsk Hydro ASA(a)	101,600	1,484,581
Orkla ASA(a)	218,300	2,803,940
Storebrand ASA(a)	34,900	259,092
		6,699,680
Portugal — 0.1%
Banco Comercial Portugues SA(a)	67,961	147,150
Banco Espirito Santo SA(a)	49,591	773,881
		921,031
Singapore — 1.5%
DBS Group Holdings Ltd.	257,000	3,561,759
Fraser & Neave Ltd.(a)	226,500	753,974
Jardine Cycle & Carriage Ltd.	32,814	409,919
Neptune Orient Lines Ltd.(a)	97,000	230,231
Oversea-Chinese Banking Corp., Ltd.	195,000	1,170,702
Singapore Airlines Ltd.	163,340	1,764,410
Singapore Land Ltd.(a)	33,000	151,075
United Industrial Corp., Ltd.	90,000	197,744
United Overseas Bank Ltd.	51,700	707,392
United Overseas Land Ltd.	153,000	382,261
Venture Corp. Ltd.	36,000	259,514
Wheelock Properties (S) Ltd.	55,000	72,345
		9,661,326

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Spain — 6.1%
Acciona SA(a)	8,496	$2,018,168
Acerinox SA(a)	34,212	788,171
Azucarera Ebro Agricolas SA(a)	22,833	436,495
Banco de Sabadell SA(a)	226,796	1,917,817
Banco Espanol de Credito SA(a)	17,691	263,815
Banco Pastor SA(a)	22,568	319,840
Banco Santander Central Hispano SA	1,259,886	23,152,594
Corp. Mapfre SA	40,706	194,863
Fomento de Construcciones y Contratas SA(a)	3,449	204,971
Gas Natural SDG SA(a)	15,200	886,568
Grupo Ferrovial SA(a)	11,325	701,212
Iberia Lineas Aereas de Espana SA(a)	99,500	238,158
Repsol-YPF SA(a)	178,421	7,032,413
Sacyr Vallehermoso SA(a)	9,200	281,632
		38,436,717
Sweden — 2.8%
Electrolux AB(a)	42,200	539,364
Lundin Petroleum AB*	16,000	236,368
Mo Och Domsjoe AB (MoDo) Series B(a)	10,400	305,552
Nordea AB(a)	401,950	5,544,368
Skandinaviska Enskilda Banken AB Series A(a)	46,300	860,752
SSAB Svenskt Stal AB Series A	24,000	776,828
SSAB Svenskt Stal AB Series B	3,900	111,345
Svenska Cellulosa AB (SCA) Series B	103,400	1,463,167
Svenska Handelsbanken AB Series A	50,200	1,195,734
Swedbank AB, Class A(a)	26,700	516,317
Tele2 AB, Class B	59,800	1,171,284
TeliaSonera AB(a)	429,250	3,177,782
Volvo AB Series A(a)	33,800	399,743
Volvo AB Series B	91,100	1,118,998
		17,417,602
Switzerland — 5.4%
Adecco SA	29,761	1,478,717
Baloise Holdings Ltd.	14,302	1,508,129
Banque Cantonale Vaudoise	1,400	465,112
Credit Suisse Group	239,579	11,011,618
Ems-Chemie Holding AG*	82	11,387
Givaudan SA	1,211	1,083,539
Helvetia Patria Holding	1,240	483,350
Holcim Ltd.	48,353	3,921,218
Swiss Life Holding*	5,438	1,454,894
Swiss Re	58,277	3,886,466
UBS AG*	69,807	1,466,740
Valiant Holding	2,700	515,974
Zurich Financial Services	27,475	7,041,075
		34,328,219
United Kingdom — 19.9%
Alliance & Leicester Group Treasury Plc(a)	11,000	64,598
Amlin Plc	54,900	273,770

	SHARES	VALUE†
Anglo American Plc	14,654	$1,028,595
Arriva Plc	12,620	172,090
Associated British Foods Plc	101,883	1,538,378
Aviva Plc	627,404	6,257,354
BAE Systems Plc	134,712	1,186,657
Barclays Plc*(b)	143,234	27,088
Barclays Plc	668,426	3,878,802
Barclays Plc, ADR	34,600	800,990
British Airways Plc	173,882	745,081
Cable & Wireless Plc	341,025	1,023,748
Carnival Plc	10,300	328,879
Carnival Plc, ADR	39,675	1,267,645
DSG International Plc(a)	258,115	228,654
EasyJet Plc*(a)	57,000	306,085
Enterprise Inns Plc(a)	47,969	387,697
Friends Provident Plc	332,054	675,562
GKN Plc	193,076	857,115
HBOS Plc*	360,880	77,228
HBOS Plc	902,200	4,956,985
HSBC Holdings Plc	623,211	9,624,155
HSBC Holdings Plc, ADR	66,300	5,085,210
International Power Plc	150,973	1,298,341
ITV Plc	965,632	859,261
J Sainsbury Plc	303,991	1,925,905
Kingfisher Plc	684,588	1,530,434
Ladbrokes Plc	22,340	114,182
Legal & General Group Plc	1,343,920	2,680,692
Meggitt Plc	145,721	616,434
Millennium & Copthorne Hotels Plc	43,773	283,201
Mitchells & Butlers Plc	66,257	270,390
Mondi Plc	100,558	593,536
Old Mutual Plc	894,805	1,653,035
Pearson Plc	168,084	2,056,146
Pearson Plc, ADR	68,000	833,000
Persimmon Plc(a)	63,005	396,340
Punch Taverns Plc	21,017	130,955
Rexam Plc	153,847	1,186,770
Rolls-Royce Group Plc*	49,293	335,106
Royal & Sun Alliance Insurance Group Plc	680,883	1,702,424
Royal Bank of Scotland Group Plc	1,809,206	7,743,409
Royal Dutch Shell Plc	161,988	6,513,882
Royal Dutch Shell Plc, ADR	80,300	6,432,833
Schroders Plc	11,172	203,274
Thomas Cook Group Plc	152,831	711,923
Tomkins Plc, ADR	38,600	467,060
Vodafone Group Plc	10,893,390	32,343,872
Whitbread Plc	38,867	953,229
William Morrison Supermarkets Plc	586,840	3,110,391
WPP Group Plc	201,712	1,944,496
Xstrata	80,556	6,452,998
		126,135,885
TOTAL COMMON STOCKS (Identified Cost $545,912,347)		629,491,219

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	665,002	665,002
		665,003
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $665,003)		665,003
COLLATERAL FOR SECURITIES ON LOAN — 16.3%
Short Term — 16.3%
State Street Navigator Prime Portfolio	103,342,877	103,342,877
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $103,342,877)		103,342,877
Total Investments — 115.9% (Identified Cost $649,920,227)#		733,499,099
Liabilities, Less Cash and Other Assets — (15.9%)		(100,629,858)
Net Assets — 100.0%		$632,869,241

  †  See Note 1.

  *  Non-income producing security.

  (a)  A portion or all of the security was held on loan. As of June 30, 2008, the market value of the securities loaned was $98,209,187.

  (b)  Securities were fair valued by management. At June 30, 2008, the total market value for such investments amounted to $128,916, which represents .02% of net assets.

  #  At June 30, 2008 the aggregate cost of investment securities for income tax purposes was $650,117,205. Net unrealized appreciation aggregated $83,381,894 of which $141,941,465 related to appreciated investment securities and $58,559,571 related to depreciated investment securities.

Key to abbreviations:

ADR — American Depositary Receipt

Ten Largest Industry Holdings June 30, 2008

(As a percentage of net assets):

Industry	Percentage
Banks/Savings & Loans	20.8%
Financial Services	11.2%
Telecommunications	9.3%
Insurance	9.1%
Oil & Gas	5.8%
Building & Construction	3.9%
Auto & Related	3.9%
Electronics	3.8%
Utilities	3.5%
Steel	2.7%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008

	SHARES	VALUE†
MUTUAL FUNDS — 100.2%
Other — 100.2%
DFA International Small Company Portfolio	14,458,428	$246,516,198
TOTAL MUTUAL FUNDS (Identified Cost $183,880,245)		246,516,198
Total Investments — 100.2% (Identified Cost $183,880,245)#		246,516,198
Liabilities, Less Cash and Other Assets — (0.2%)		(517,622)
Net Assets — 100.0%		$245,998,576

  †  See Note 1.

  #  At June 30, 2008 the aggregate cost of investment securities for income tax purposes was $186,564,496. Net unrealized appreciation aggregated $59,951,702 which related solely to appreciated investment securities.

See notes to financial statements.

SA Emerging Markets Value Fund (formerly SA Emerging Markets Fund)

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008

	SHARES	VALUE†
COMMON STOCKS — 95.5%
Brazil — 5.1%
Aracruz Celulose SA, ADR	4,500	$330,255
Banco Bradesco SA, ADR	14,300	292,578
Banco Itau Holding Financeira SA, ADR	13,700	278,247
Braskem SA, ADR	10,100	160,287
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	3,500	148,610
Net Servicos de Comunicacao SA, ADR	3,800	47,842
Perdigao SA, ADR	5,200	283,400
Sadia SA, ADR	14,333	305,866
Ultrapar Participacoes SA, ADR	4,800	182,544
Votorantim Celulose e Papel SA, ADR	8,900	237,719
		2,267,348
Chile — 3.6%
Banco de Credito e Inversiones	2,492	66,960
Cementos Bio-Bio SA	17,765	38,086
Compania de Telecomunicaciones de Chile SA, ADR	18,700	107,712
Compania SudAmericana de Vapores SA, ADR	32,487	45,504
Corpbanca SA, ADR	1,900	51,604
Cristalerias de Chile	4,091	31,184
Distribucion y Servicio D&S SA, ADR	2,100	43,995
Empresas CMPC SA	8,465	258,104
Empresas Copec SA	28,567	359,299
Enersis SA, ADR	29,100	453,378
Industrias Forestales SA	163,876	33,172
Madeco SA, ADR	4,000	37,040
Masisa SA	353,117	61,236
		1,587,274
China — 11.0%
Bank of China Ltd., H Shares	1,758,000	782,370
Beijing Capital International Airport Co., Ltd., H Shares	78,000	64,924
Beijing Enterprises Holdings Ltd.	36,500	119,371
BYD Co. Ltd., H Shares	15,500	19,879
Chaoda Modern Agriculture Holdings Ltd.	140,725	177,595
China Everbright Holdings Co., Ltd.	54,000	104,161
China Foods Ltd.	138,000	63,716
China Petroleum & Chemical Corp., ADR	1,100	102,179
China Resources Enterprise Ltd.	92,000	262,532
China Shipping Container Lines Co., Ltd., H Shares	130,200	50,930
China Travel International Investment Hong Kong Ltd.	162,000	43,839
China Unicom Ltd.	34,200	633,384
China Unicom Ltd., ADR	42,000	77,998
Citic Pacific Ltd.	100,000	368,724
CNPC Hong Kong Ltd.	120,000	56,636
Cosco Pacific Ltd.	76,000	124,569
Dalian Port (PDA) Co., Ltd., H Shares	128,000	71,411
Denway Motors Ltd., H Shares	390,000	150,555
Dongfeng Motor Group Co., Ltd., H Shares	202,000	80,829

	SHARES	VALUE†
Great Wall Motor Co. Ltd., H Shares	21,000	$13,924
Guangshen Railway Co., Ltd., Class A	3,500	78,435
Harbin Power Equipment Co., Ltd., H Shares	34,000	49,274
HKC Holdings Ltd.	231,000	39,699
Hopson Development Holdings Ltd.	36,000	40,492
Hunan Non-Ferrous Metal Corp., Ltd., H Shares	96,000	24,378
Maanshan Iron & Steel Co., Ltd., H Shares	128,000	74,366
Minmetals Resources Ltd.	60,000	21,162
Neo-China Land Group holdings Ltd.(a)	42,500	27,744
PetroChina Co., Ltd., ADR	2,300	296,378
PICC Property & Casualty Co. Ltd., H Shares	146,000	96,994
Semiconductor Manufacturing International Corp.*	994,000	56,730
Semiconductor Manufacturing International Corp., ADR*	7,700	22,407
Shanghai Electric Group Co., Ltd., H Shares*	192,000	94,065
Shanghai Industrial Holdings Ltd.	35,000	102,794
Shenzhen International Holdings Ltd.	297,500	27,853
Shenzhen Investment Ltd.	122,000	43,967
Shimao Property Holdings Ltd.	113,500	130,282
Sinopec Shanghai Petrochemical Co., Ltd., ADR	1,300	44,330
Sinopec Yizheng Chemical Fibre Co., Ltd., H Shares*	98,000	14,831
Sinotrans Ltd., H Shares	106,000	26,102
TPV Technology Ltd.	118,000	61,443
Travelsky Technology Ltd., H Shares	42,000	27,633
Weiqiao Textile Co., Ltd., H Shares	60,000	46,709
ZTE Corp., H Shares	14,280	68,496
		4,886,090
Czech Republic — 1.4%
Telefonica O2 Czech Republic AS	16,037	519,167
Unipetrol AS	7,412	122,025
		641,192
Hungary — 3.8%
Egis Gyogyszergyar Nyrt.	2,283	230,822
Fotex Nyrt.*	10,261	40,522
MOL Hungarian Oil and Gas Nyrt.*	2,700	364,066
OTP Bank Nyrt*	15,639	655,184
Pannonplast Nyrt.*	6,825	60,301
RABA Automotive Holding Nyrt.*	4,692	49,621
Richter Gedeon Nyrt.	1,302	281,534
		1,682,050
India — 7.8%
Aditya Birla Nuvo Ltd.*	1,400	37,908
Ashok Leyland Ltd.*	33,000	21,974
Bajaj Auto Ltd.	1,407	14,749
Bajaj Finserv Ltd.	1,407	17,103
Bajaj Holdings and Investments Ltd.	1,407	14,060

See notes to financial statements.

SA Emerging Markets Value Fund (formerly SA Emerging Markets Fund)

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Bharat Forge Ltd.	6,809	$37,309
Bhushan Steel Ltd.	1,498	28,202
Biocon Ltd.*	3,543	32,358
Cadila Healthcare Ltd.	6,343	44,965
Dr. Reddy's Laboratories Ltd., ADR	13,900	216,840
Federal Bank Ltd.	3,700	15,690
HCL Infosystems Ltd.	7,658	24,385
HCL Technologies Ltd.	7,597	46,615
ICICI Bank Ltd., ADR*	33,500	963,460
India Cements Ltd.	9,576	30,492
Indian Hotels Co., Ltd.	17,371	30,886
Industrial Development Bank of India Ltd.*	16,131	23,995
IVRCL Infrastructures & Projects Ltd.	2,900	19,884
Jet Airways India Ltd.	2,652	25,583
JSW Steel Ltd.	3,318	69,769
Karnataka Bank Ltd.*	7,763	24,719
Mahindra & Mahindra Ltd.	7,400	82,213
Maruti Suzuki India Ltd.	5,060	72,328
Nirma Ltd.*	5,800	18,468
Patni Computer Systems Ltd., ADR	3,300	33,132
Petronet LNG Ltd.	25,514	33,623
Reliance Industries Ltd., GDR, 144A	7,815	768,996
Syndicate Bank	19,381	22,973
Tata Chemicals Ltd.	6,115	40,918
Tata Communications Ltd., ADR	3,800	67,792
Tata Motors Ltd., ADR	21,700	218,085
Tata Steel Ltd.*	13,302	224,766
The Great Eastern Shipping Co., Ltd.	5,045	43,960
The Jammu & Kashmir Bank Ltd.*	2,469	30,414
Wockhardt Ltd.	5,285	22,602
Zee Entertainment Enterprises Ltd.	7,490	33,947
		3,455,163
Indonesia — 2.8%
PT Astra International Tbk	264,000	551,193
PT Bank Danamon Indonesia Tbk	207,000	105,521
PT Bank Niaga Tbk	535,500	55,757
PT Bank Pan Indonesia Tbk*	852,000	77,623
PT Global Mediacom Tbk	290,000	14,469
PT Gudang Garam Tbk	102,500	71,705
PT Indocement Tunggal Prakarsa Tbk	61,000	36,057
PT Indofood Sukses Makmur Tbk	673,000	175,184
PT Medco Energi Internasional Tbk*	254,000	130,168
		1,217,677
Israel — 3.3%
Azorim Investment Development & Construction Company Ltd.	3,735	32,404
Bank Hapoalim B.M.	96,637	426,263
Bank Leumi Le-Israel	105,246	524,190
Clal Insurance Enterprise Holdings Ltd.	1,809	37,227
Discount Investment Corp.	2,953	77,229
Elron Electronic Industries Ltd.*	3,431	27,577
IDB Development Corp., Ltd.	1,389	34,135

	SHARES	VALUE†
Koor Industries Ltd.	1,601	$105,046
Migdal Insurance & Financial Ltd Holdings	36,000	45,717
Mizrahi Tefahot Bank Ltd.	13,216	104,648
Retalix Ltd.*	2,522	33,095
		1,447,531
Korea — 12.5%
Cheil Industries, Inc.	1,340	62,129
CJ Corp.*	452	26,790
Daegu Bank	5,580	74,148
Daelim Industrial Co., Ltd.	919	94,004
Daewoo Motor Sales Corp.	1,240	30,287
Daishin Securities Co.	1,020	21,842
Dongkuk Steel Mill Co., Ltd.	1,440	62,085
GS Holdings Corp.	2,000	76,478
Hana Financial Group, Inc.	4,820	185,464
Hanjin Shipping Co., Ltd.	2,860	111,004
Hankook Tire Co., Ltd.	4,150	57,724
Hanwha Chemical Corp.	2,098	23,265
Honam Petrochemical Corp.	640	45,642
Hynix Semiconductor, Inc.*	6,481	154,892
Hyosung Corp.	1,070	76,104
Hyundai Department Store Co., Ltd.	765	61,943
Hyundai Mobis	671	54,332
Hyundai Motor Co.	6,701	454,826
Hyundai Securities Co., Ltd.	2,047	24,755
Hyundai Steel Co.	1,280	96,424
KCC Corp.	167	69,527
Kia Motors Corp.*	7,260	76,691
Kookmin Bank, ADR	13,900	813,289
Korea Exchange Bank	7,790	106,865
Korea Investment Holdings Co., Ltd.	1,510	60,412
Korea Zinc Co., Ltd.	53	7,245
Korean Air Lines Co., Ltd.	1,264	59,451
KT Freetel Co., Ltd.*	3,000	80,446
LG Chem Ltd.	930	88,906
LG Corp.	600	38,947
LG Dacom Corp.	2,090	33,267
LG Electronics, Inc.	1,144	129,596
Lotte Chilsung Beverage Co., Ltd.	40	38,660
Lotte Confectionery Co., Ltd.	20	24,263
Lotte Shopping Co., Ltd.	337	100,354
LS Cable Ltd.	680	59,546
Nong Shim Co., Ltd.	200	42,732
Pusan Bank	6,320	84,585
Samsung Corp.	3,630	196,413
Samsung Electronics Co., Ltd.	500	298,743
Samsung Electronics Co., Ltd., GDR, 144A	1,000	294,750
Samsung SDI Co., Ltd.*	1,260	100,699
Shinhan Financial Group Co., Ltd., ADR	6,203	555,851
SK Corp.	1,396	172,156
SK Energy Co., Ltd.	724	80,633
Ssangyong Cement Industrial Co., Ltd.*	3,330	32,152

See notes to financial statements.

SA Emerging Markets Value Fund (formerly SA Emerging Markets Fund)

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Taihan Electric Wire Co., Ltd.	990	$41,642
Woori Investment & Securities Co., Ltd.	3,490	63,391
		5,545,350
Malaysia — 3.6%
Affin Holdings Berhad	37,000	21,175
AMMB Holdings Berhad	157,612	153,391
Bandar Raya Developments Berhad	56,300	29,119
Batu Kawan Berhad	18,800	60,988
Berjaya Land Berhad	53,800	70,142
Boustead Holdings Berhad	29,600	49,371
DRB-Hicom Berhad	44,100	12,957
EON Capital Berhad	12,900	17,845
HAP Seng Consolidated Berhad	52,400	44,261
Hong Leong Financial Group Berhad	26,900	38,529
IGB Corp. Berhad	98,300	43,321
IJM Corp. Berhad	59,400	99,985
KLCC Property Holdings Berhad	72,000	59,936
Kulim (Malaysia) Berhad	24,500	72,731
MISC Berhad	67,700	171,969
Mulpha International Berhad*	89,600	33,180
Oriental Holdings Berhad	30,300	53,321
OSK Holdings Berhad	65,200	31,727
Pos Malaysia & Services Holdings Berhad	38,700	26,886
PPB Group Berhad	54,800	181,129
Proton Holdings Berhad*	27,000	25,120
Sarawak Energy Bhd Berhad	74,900	68,310
Shell Refining Co. Berhad	8,600	28,689
TA Enterprise Berhad	92,600	28,623
Ubg Berhad*	27,000	20,989
YTL Corp. Berhad	82,100	169,602
		1,613,296
Mexico — 11.2%
Alfa, SAB	31,400	224,737
Cemex SAB de CV, ADR*	67,038	1,655,839
Coca-Cola Femsa, SAB de CV, ADR	3,000	169,170
Controladora Comercial Mexicana SA de CV	28,500	85,603
Corporacion GEO SAB de CV, Series B*	8,371	28,035
Embotelladoras Arca SA	15,523	57,216
Empresas ICA SAB de CV, ADR*	8,900	221,076
Fomento Economico Mexicano, SAB de CV	20,700	942,057
Gruma SAB, ADR*	6,700	72,561
Grupo Aeroportuario del Pacifico SA de CV, ADR	5,600	164,472
Grupo Aeroportuario del Sureste SAB de CV	1,900	97,850
Grupo Carso SAB de CV, Series A1	31,717	148,054
Grupo Cementos de Chihuahua, SA de CV	17,800	96,702

	SHARES	VALUE†
Grupo Continental S.A.B.	6,400	$16,298
Grupo Financiero Inbursa, SA de CV	181,900	670,811
Industrias CH, SA, Series B*	22,900	127,765
Organizacion Soriana SAB de CV*	53,700	182,765
		4,961,011
Philippines — 0.4%
Filinvest Land, Inc.	2,864,000	44,655
First Philippine Holdings Corp.	45,700	22,649
Metropolitan Bank & Trust Co.	56,000	41,163
Petron Corp.	390,000	56,465
		164,932
Poland — 3.0%
Agora SA	3,752	59,915
Asseco Poland SA	3,365	90,085
Bank Pekao SA	2,547	196,784
Bank Przemyslowo-Handlowy BPH*	772	26,070
Echo Investment SA*	13,010	26,580
Grupa Lotos SA*	4,590	57,129
KGHM Polska Miedz SA*	5,250	246,577
Kredyt Bank SA*	9,268	76,611
Orbis SA	4,225	90,288
Polski Koncern Naftowy Orlen SA*	28,637	459,182
		1,329,221
South Africa — 9.3%
AECI Ltd.	6,832	56,000
African Rainbow Minerals Ltd.	7,459	267,485
ArcelorMittal South Africa Ltd.	13,819	394,677
Aveng Ltd.	26,751	198,714
AVI Ltd.	16,387	27,179
Barloworld Ltd.	5,090	52,152
Caxton & CTP Publishers & Printers Ltd.	18,814	26,505
DataTec Ltd.*	6,000	19,864
Eqstra Holdings Ltd.*	8,177	13,143
Freeworld Coatings Ltd.	9,215	8,675
Gold Fields Ltd.	44,100	557,865
Harmony Gold Mining Co., Ltd., ADR*	30,300	371,175
Imperial Holdings Ltd.*	8,177	55,243
Investec Ltd.	4,000	24,180
JD Group Ltd.	4,910	16,507
Liberty Group Ltd.*	8,197	65,194
Metropolitan Holdings Ltd.	33,235	46,524
Mondi Ltd.	10,541	64,558
Nampak Ltd.*	46,702	79,252
Nedbank Group Ltd.	13,900	163,692
Sanlam Ltd.	210,284	447,069
Sappi Ltd., ADR	8,600	102,254
Sasol, ADR	13,600	801,584
Standard Bank Group Ltd.	7,315	71,482
Steinhoff International Holdings Ltd.*	47,166	96,168
Telkom South Africa Ltd., ADR	1,000	75,900
		4,103,041

See notes to financial statements.

SA Emerging Markets Value Fund (formerly SA Emerging Markets Fund)

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan — 11.9%
Cathay Real Estate Development Co., Ltd.	100,000	$55,843
Chang Hwa Commercial Bank	106,000	75,432
Chi Mei Optoelectronics Corp.	253,880	293,167
China Airlines	118,432	51,504
China Development Financial Holding Corp.	640,270	258,403
China Manmade Fibers Corp.*	89,000	28,442
China Motor Corp.	39,195	25,310
China Petrochemical Development Corp.*	72,000	32,023
Chinatrust Financial Holding Co., Ltd.*	260,000	250,980
Chunghwa Picture Tubes Ltd.*	399,000	104,505
CMC Magnetics Corp.*	165,000	46,641
E.Sun Financial Holding Co., Ltd.*	221,000	120,136
Elitegroup Computer System Co., Ltd.*	39,000	12,849
EVA Airways Corp.*	177,000	76,100
Evergreen International Storage & Transport Corp.	67,000	47,679
Evergreen Marine Corp.	68,000	53,991
Far Eastern International Bank*	77,000	25,343
First Financial Holding Co., Ltd.	114,240	125,332
Formosa Taffeta Co., Ltd.	67,000	66,110
Fubon Financial Holding Co., Ltd.	251,000	256,350
Gigabyte Technology Co., Ltd.	27,000	20,459
Goldsun Development & Construction Co., Ltd.	45,320	22,397
Hua Nan Financial Holdings Co., Ltd.	117,000	106,966
Inventec Co., Ltd.	118,000	69,588
King Yuan Electronics Co., Ltd.	40,000	17,395
Lite-On Technology Corp.	76,000	76,493
Macronix International Co., Ltd.	175,054	76,705
Mega Financial Holding Co., Ltd.	613,000	484,697
Micro-Star International Co., Ltd.	69,945	43,783
Mitac International Corporation	61,000	41,299
Nanya Technology Corp.	179,000	80,498
Pan-International Industrial Co.,	15,000	19,817
Ritek Corp.*	130,000	23,342
Shin Kong Financial Holding Co., Ltd.	188,000	125,424
Silicon Integrated Systems Corp.*	52,000	14,699
SinoPac Financial Holdings Co., Ltd.	443,000	191,923
Sunplus Technology Co., Ltd.	20,000	19,372
Ta Chong Bank Co., Ltd.*	171,000	57,182
Taichung Commercial Bank*	108,000	45,722
Tainan Spinning Co., Ltd.	56,000	22,232
Taishin Financial Holdings Co., Ltd.*	260,000	110,928
Taiwan Business Bank*	120,000	45,070
Taiwan Cooperative Bank	198,700	184,606
Taiwan Glass Industrial Corp.	64,664	68,812
Tatung Co., Ltd.*	185,000	74,663
Teco Electric & Machinery Co., Ltd.	92,000	51,527
Ton Yi Industrial Corp.	59,000	28,574
United Microelectronics Corp.	849,295	450,488

	SHARES	VALUE†
Universal Scientific Industrial Co., Ltd.	31,000	$16,239
Walsin Lihwa Corp.	149,000	53,753
Walsin Technology Corp.	50,000	25,368
Waterland Financial Holdings	155,000	46,776
Winbond Electronics Corp.	311,000	65,575
Wintek Corp.*	57,000	34,835
Yageo Corp.	227,000	70,225
Yang Ming Marine Transport	62,287	41,042
Yieh Phui Enterprise	112,000	57,194
Yuen Foong Yu Paper Manufacturing Co., Ltd.	142,410	55,363
Yulon Motor Co., Ltd.	212,111	215,235
		5,262,406
Thailand — 3.1%
Bangkok Bank, PCL	109,000	387,947
Bangkok Expressway, PCL	63,900	31,152
Bank of Ayudhya, PCL*	124,600	81,986
Charoen Pokphand Foods, PCL	681,600	76,651
Delta Electronics Thailand, PCL	70,600	43,287
Kasikornbank, PCL	55,000	118,439
Kiatnakin Bank, PCL	53,300	39,853
Krung Thai Bank, PCL	358,700	90,654
Precious Shipping, PCL	58,400	38,602
PTT Chemical, PCL	48,400	151,996
Regional Container Lines, PCL	53,300	28,376
Siam Commercial Bank, PCL	40,000	92,717
Thai Plastic & Chemical, PCL	75,800	48,969
Thai Union Frozen Products, PCL	68,600	34,264
Thanachart Capital, PCL	112,400	45,047
TMB Bank, PCL*	1,192,291	42,435
TPI Polene, PCL	113,900	20,440
		1,372,815
Turkey — 1.7%
Aksigorta AS	14,835	49,980
Aygaz AS*	10,227	23,918
Dogan Sirketler Grubu Holding AS*	51,522	62,775
Eregli Demir ve Celik Fabrikalari TAS	32,447	265,328
Koc Holding AS*	18,739	51,180
Trakya Cam Sanayii AS*	14,924	16,109
Turk Sise ve Cam Fabrikalari AS*	41,186	43,783
Turkiye Is Bankasi	75,756	247,791
		760,864
TOTAL COMMON STOCKS (Identified Cost $46,708,809)		42,297,261

See notes to financial statements.

SA Emerging Markets Value Fund (formerly SA Emerging Markets Fund)

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
PREFERRED STOCK — 4.0%
Brazil — 4.0%
Klabin SA	30,000	$112,647
Suzano Papel e Celulose SA	13,200	214,890
Telemar Norte Leste SA, Class A	5,200	286,852
Usinas Siderurgicas de Minas Gerais SA, Class A	23,025	1,140,244
		1,754,633
TOTAL PREFERRED STOCK (Identified Cost $958,948)		1,754,633
RIGHTS & WARRANTS — 0.0%
Israel — 0.0%
Koor Industries Ltd., (expiration 6/29/08)(a)*	229	3,956
TOTAL RIGHTS & WARRANTS (Identified Cost $0)		3,956
SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	2	2
SSgA Money Market Fund	2	2
		4
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4)		4
Total Investments — 99.5% (Identified Cost $47,667,761)#		44,055,854
Cash and Other Assets, Less liabilities — 0.5%		212,790
Net Assets — 100.0%		$44,268,644

  †  See Note 1.

  *  Non-income producing security.

  (a)  Securities were fair valued by management. Total market value for such investments amounted to $31,700, which represents 0.07% of net assets.

  #  At June 30, 2008 the aggregate cost of investment securities for income tax purposes was $47,667,761. Net unrealized depreciation aggregated $3,623,838 of which $4,010,835 related to appreciated investment securities and $7,634,673 related to depreciated investment securities.

ADR — American Depositary Receipt

GDR — Global Depository Receipt

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

Ten Largest Industry Holdings June 30, 2008

(As a percentage of net assets):

Industry	Percentage
Banks/Savings & Loans	18.2%
Diversified Operations	10.5%
Financial Services	8.3%
Oil & Gas	8.0%
Electronics	5.3%
Steel	5.3%
Auto & Related	5.0%
Telecommunications	4.4%
Construction Materials	4.3%
Metals & Mining	3.6%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008

	SHARES	VALUE†
COMMON STOCKS — 98.7%
Real Estate Investment Trusts — 98.7%
Acadia Realty Trust	4,300	$99,545
Agree Realty Corp.	1,000	22,050
Alexander's, Inc.*	600	186,360
Alexandria Real Estate Equities, Inc.	4,300	418,562
AMB Property Corp.	15,091	760,285
American Campus Communities, Inc.	4,274	119,001
American Land Lease, Inc.	700	13,300
Apartment Investment & Management Co.	13,667	465,498
Ashford Hospitality Trust	19,700	91,014
Associated Estates Realty Corp.	1,400	14,994
AvalonBay Communities, Inc.	10,816	964,355
BioMed Realty Trust, Inc.	11,700	287,001
Boston Properties, Inc.	15,311	1,381,358
Brandywine Realty Trust	13,600	214,336
BRE Properties, Inc.	6,850	296,468
Camden Property Trust	7,600	336,376
CBL & Associates Properties, Inc.	8,800	200,992
Cedar Shopping Centers, Inc.	5,900	69,148
Colonial Properties Trust	5,925	118,618
Corporate Office Properties Trust	6,200	212,846
Cousins Properties, Inc.	7,100	164,010
DCT Industrial Trust, Inc.	30,909	255,927
Developers Diversified Realty Corp.	19,400	673,374
DiamondRock Hospitality Co.	15,524	169,056
Digital Realty Trust, Inc.	8,810	360,417
Douglas Emmett, Inc.	20,238	444,629
Duke Realty Corp.	25,711	577,212
DuPont Fabros Technology Inc.	5,419	101,010
EastGroup Properties, Inc.	3,200	137,280
Education Realty Trust, Inc.	3,700	43,105
Entertainment Properties Trust	3,700	182,928
Equity Lifestyle Properties, Inc.	3,300	145,200
Equity One, Inc.	9,900	203,445
Equity Residential	36,500	1,396,855
Essex Property Trust, Inc.	3,600	383,400
Extra Space Storage, Inc.	10,500	161,280
Federal Realty Investment Trust	7,951	548,619
FelCor Lodging Trust, Inc.	8,200	86,100
Feldman Mall Properties, Inc.*	500	545
First Industrial Realty Trust, Inc.	6,200	170,314
First Potomac Realty Trust	3,100	47,244
General Growth Properties, Inc.	41,706	1,460,961
Glimcher Realty Trust	5,000	55,900
HCP, Inc.	22,887	728,035
Health Care REIT, Inc.	14,500	645,250
Healthcare Realty Trust, Inc.	5,800	137,866
Hersha Hospitality Trust	4,700	35,485
Highwoods Properties, Inc.	6,900	216,798
Home Properties, Inc.	4,600	221,076
Hospitality Properties Trust	16,600	406,036
Host Hotels & Resorts, Inc.	83,672	1,142,123
HRPT Properties Trust	39,800	269,446

	SHARES	VALUE†
Inland Real Estate Corp.	8,600	$124,012
Kilroy Realty Corp.	4,700	221,041
Kimco Realty Corp.	40,331	1,392,226
Kite Realty Group Trust	3,200	40,000
LaSalle Hotel Properties	5,400	135,702
Lexington Realty Trust	8,500	115,855
Liberty Property Trust	15,085	500,068
Mack-Cali Realty Corp.	9,000	307,530
Maguire Properties, Inc.	6,700	81,539
Medical Properties Trust Inc.	9,700	98,164
Mid-America Apartment Communities, Inc.	3,400	173,536
Mission West Properties, Inc.	2,200	24,112
Monmouth Real Estate Investment Corp., Class A	2,147	13,741
National Retail Properties, Inc.	11,300	236,170
Nationwide Health Properties, Inc.	14,200	447,158
Omega Healthcare Investors, Inc.	8,900	148,185
One Liberty Properties, Inc.	1,000	16,310
Parkway Properties, Inc.	2,000	67,460
Pennsylvania Real Estate Investment Trust	5,200	120,328
Post Properties, Inc.	6,000	178,500
ProLogis	32,302	1,755,614
PS Business Parks, Inc.	2,600	134,160
Public Storage	22,053	1,781,662
Ramco-Gershenson Properties Trust	2,400	49,296
Realty Income Corp.	16,500	375,540
Regency Centers Corp.	9,200	543,904
Saul Centers, Inc.	2,600	122,174
Senior Housing Properties Trust	15,100	294,903
Simon Property Group, Inc.	29,571	2,658,137
SL Green Realty Corp.	8,200	678,304
Sovran Self Storage, Inc.	2,900	120,524
Strategic Hotels & Resorts, Inc.	11,700	109,629
Sun Communities, Inc.	2,400	43,752
Sunstone Hotel Investors, Inc.	7,900	131,140
Supertel Hospitality, Inc.	2,197	10,897
Tanger Factory Outlet Centers, Inc.	4,300	154,499
Taubman Centers, Inc.	7,123	346,534
The Macerich Co.	10,228	635,466
U-Store-It Trust	6,900	82,455
UDR, Inc.	22,300	499,074
UMH Properties, Inc.	700	6,125
Urstadt Biddle Properties	900	13,725
Urstadt Biddle Properties, Class A	2,100	30,786
Ventas, Inc.	23,239	989,284
Vornado Realty Trust	19,337	1,701,656
Washington Real Estate Investment Trust	6,400	192,320
Weingarten Realty Investors	13,000	394,160
Winthrop Realty Trust	10,690	38,484
		36,178,874
TOTAL COMMON STOCKS (Identified Cost $44,760,080)		36,178,874

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2008 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.9%
Other — 0.9%
SSgA Government Money Market Fund	4	$4
SSgA Money Market Fund	345,042	345,042
		345,046
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $345,046)		345,046
Total Investments — 99.6% (Identified Cost $45,105,126)#		36,523,920
Cash and Other Assets, Less liabilities — 0.4%		135,838
Net Assets — 100.0%		$36,659,758

  †  See Note 1.

  *  Non-income producing security.

  #  At June 30, 2008 the aggregate cost of investment securities for income tax purposes was $45,231,988. Net unrealized depreciation aggregated $8,708,068 of which $28,663 related to appreciated investment securities and $8,736,731 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES — JUNE 30, 2008

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Market Fund	SA U.S. Value Fund	SA U.S. Small Company Fund
ASSETS
Investments in securities, at value	$125,032,735	$649,060,523	$507,887,984	$310,831,733	$364,060,478
Cash	699	764	—	740	627
Foreign currency, at value	—	9,716,455	—	—	—
Receivable for investments sold	—	—	3,782,731	475,693	1,129,572
Dividends and interest receivable	684,464	7,496,200	560,050	342,771	171,566
Receivable for fund shares sold	427,445	448,234	262,137	257,740	187,804
Unrealized appreciation on foreign currency exchange contracts (Note 1)	—	7,864	—	—	—
Receivable due from the Advisor (Note 2)	30,966	143,710	61,969	43,855	67,001
Receivable for tax reclaims	—	—	65	—	—
Prepaid expenses	—	1,866	3,696	3,696	3,696
Other assets	—	524	—	—	—
Total Assets	126,176,309	666,876,140	512,558,632	311,956,228	365,620,744
LIABILITIES
Payable for investments purchased	—	9,721	—	412,232	822,975
Payable for fund shares redeemed	60,290	431,263	996,961	742,829	526,067
Due to custodian bank	—	—	2,478,191	—	—
Unrealized depreciation on foreign currency exchange contracts (Note 1)	—	8,547,157	—	—	—
Collateral for securities on loan (Note 1)	—	55,915,903	—	—	102,979,011
Advisory fee payable (Note 2)	30,207	322,428	287,557	177,989	149,489
Sub-Advisory fee payable (Note 2)	10,069	24,802	20,439	27,383	80,494
Administration fee payable (Note 2)	10,069	49,604	44,240	27,383	22,998
Sub-Administration fee payable (Note 2)	1,092	12,730	10,235	5,722	4,811
Custody and accounting fees payable	4,429	14,726	14,616	5,958	10,537
Trustees' fees payable (Note 2)	3,444	3,445	3,445	3,444	3,444
Shareholder servicing fee payable (Note 2)	25,173	124,011	110,599	68,457	57,496
Transfer agent fee payable	2,526	10,818	12,063	11,821	11,694
Professional fees payable	40,466	39,573	40,790	40,790	47,680
Accrued expenses and other liabilities	22,960	—	6,673	11,276	12,204
Total Liabilities	210,725	65,506,181	4,025,809	1,535,284	104,728,900
NET ASSETS	$125,965,584	$601,369,959	$508,532,823	$310,420,944	$260,891,844
NET ASSETS CONSIST OF:
Capital paid in	$126,156,975	$582,282,508	$440,770,019	$299,465,474	$276,891,978
Undistributed/(over distributed) net investment income	5,141	(2,218,805)	2,395,700	1,598,257	469,446
Accumulated net realized gain/(loss)	35	(7,650,007)	994,363	(3,101,898)	11,714,605
Net unrealized appreciation/(depreciation) on:
Investments	(196,567)	37,332,066	64,372,741	12,459,111	(28,184,185)
Foreign currency transactions	—	(8,375,803)	—	—	—
NET ASSETS	$125,965,584	$601,369,959	$508,532,823	$310,420,944	$260,891,844
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	12,483,299	58,186,311	44,284,409	27,600,115	18,156,243
Net asset value per share	$10.09	$10.34	$11.48	$11.25	$14.37
Identified cost of investments	$125,229,302	$611,728,457	$443,515,243	$298,372,622	$392,244,663
Cost of foreign currency	$—	$9,692,447	$—	$—	$—

See notes to financial statements.

	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund
ASSETS
Investments in securities, at value	$733,499,099	$246,516,198	$44,055,854	$36,523,920
Cash	526	—	—	937
Foreign currency, at value	1,026,405	—	68,840	—
Receivable for investments sold	131,666	73,000	702,379	—
Dividends and interest receivable	2,176,779	—	76,262	159,450
Receivable for fund shares sold	407,671	182,836	162,290	85,950
Unrealized appreciation on foreign currency exchange contracts (Note 1)	—	—	—	—
Receivable due from the Advisor (Note 2)	—	3,685	27,776	20,983
Receivable for tax reclaims	164,544	—	588	—
Prepaid expenses	3,686	3,686	—	—
Other assets	—	—	—	—
Total Assets	737,410,376	246,779,405	45,093,989	36,791,240
LIABILITIES
Payable for investments purchased	—	—	571,790	—
Payable for fund shares redeemed	438,346	419,349	58,673	14,518
Due to custodian bank	—	72,063	44,003	—
Unrealized depreciation on foreign currency exchange contracts (Note 1)	—	—	—	—
Collateral for securities on loan (Note 1)	103,342,877	—	—	—
Advisory fee payable (Note 2)	355,735	136,445	24,806	20,641
Sub-Advisory fee payable (Note 2)	109,457	—	19,081	4,763
Administration fee payable (Note 2)	54,728	20,992	3,816	3,176
Sub-Administration fee payable (Note 2)	11,984	4,349	535	364
Custody and accounting fees payable	21,154	2,403	14,435	2,262
Trustees' fees payable (Note 2)	3,444	3,444	3,444	3,444
Shareholder servicing fee payable (Note 2)	136,821	52,479	9,541	7,939
Transfer agent fee payable	12,445	10,698	3,524	3,315
Professional fees payable	47,597	47,681	47,357	47,154
Accrued expenses and other liabilities	6,547	10,926	24,340	23,906
Total Liabilities	104,541,135	780,829	825,345	131,482
NET ASSETS	$632,869,241	$245,998,576	$44,268,644	$36,659,758
NET ASSETS CONSIST OF:
Capital paid in	$495,923,303	$169,391,138	$46,304,080	$44,691,995
Undistributed/(over distributed) net investment income	16,017,796	2,539,772	274,059	264,515
Accumulated net realized gain/(loss)	37,303,494	11,431,713	1,314,343	284,454
Net unrealized appreciation/(depreciation) on:
Investments	83,578,872	62,635,953	(3,611,907)	(8,581,206)
Foreign currency transactions	45,776	—	(11,931)	—
NET ASSETS	$632,869,241	$245,998,576	$44,268,644	$36,659,758
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	43,855,158	12,427,665	4,136,343	5,049,244
Net asset value per share	$14.43	$19.79	$10.70	$7.26
Identified cost of investments	$649,920,227	$183,880,245	$47,667,761	$45,105,126
Cost of foreign currency	$1,019,790	$—	$68,895	$—

STATEMENT OF OPERATIONS — YEAR ENDED JUNE 30, 2008

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Market Fund	SA U.S. Value Fund	SA U.S. Small Company Fund
INVESTMENT INCOME
Income:
Dividends	$—	$—	$11,028,988	$6,298,264	$2,825,210
Interest(1)	3,039,113	20,787,043	35,957	101,148	1,129,188
Other income	—	—	52,034	67,263	28,469
Taxes withheld	—	15,238	(2,313)	(145)	—
Total Income	3,039,113	20,802,281	11,114,666	6,466,530	3,982,867
Expenses:
Advisory fees (Note 2)	246,160	4,060,553	3,785,960	2,249,657	1,885,127
Sub-Advisory fees (Note 2)	82,053	312,350	269,094	346,101	1,015,069
Shareholder Services fees (Note 2)	205,134	1,561,751	1,456,138	865,253	725,049
Administration fees (Note 2)	82,053	624,701	582,455	346,101	290,020
Sub-Administration fees (Note 2)	21,620	134,583	124,367	75,845	64,434
Trustees' fees and expenses (Note 2)	15,741	15,787	15,787	15,786	15,786
Custody and accounting fees	44,575	163,614	149,245	76,435	140,991
Transfer agent fees	18,413	100,779	112,947	110,161	108,944
Professional fees	66,808	70,332	68,685	62,185	66,704
Registration fees	25,072	35,117	31,205	28,666	28,573
Offering costs	29,471	—	—	—	—
Other expenses	34,988	39,091	41,072	40,318	39,409
Total expenses before waivers and reimbursements:	872,088	7,118,658	6,636,955	4,216,508	4,380,106
Less: Fee waiver by Advisor (Note 2)	(338,741)	(1,808,704)	(812,402)	(582,446)	(899,872)
Net expenses	533,347	5,309,954	5,824,553	3,634,062	3,480,234
Net investment income	2,505,766	15,492,327	5,290,113	2,832,468	502,633
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	83	36,405,873	1,014,089	455,716	20,010,092
Foreign currency transactions	—	(62,212,464)	58	—	—
Distributions from other Registered Investment Companies	—	—	1,834,404	—	—
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(196,567)	38,504,235	(91,838,039)	(89,898,729)	(86,051,195)
Foreign currency transactions	—	(11,403,977)	—	—	—
Net realized and unrealized gain (loss) on investments and change in unrealized appreciation (depreciation)	(196,484)	1,293,667	(88,989,488)	(89,443,013)	(66,041,103)
Net increase (decrease) in net assets resulting from operations	$2,309,282	$16,785,994	$(83,699,375)	$(86,610,545)	$(65,538,470)
(1) Interest income includes security lending income of:	$—	$108,839	$—	$—	$1,055,278

See notes to financial statements.

	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund
INVESTMENT INCOME
Income:
Dividends	$28,333,174	$6,339,206	$1,170,031	$905,832
Interest(1)	1,732,387	—	17,750	20,392
Other income	7,743	—	—	—
Taxes withheld	(2,579,541)	—	(95,175)	—
Total Income	27,493,763	6,339,206	1,092,606	926,224
Expenses:
Advisory fees (Note 2)	4,761,564	1,740,785	242,940	199,561
Sub-Advisory fees (Note 2)	1,465,096	—	186,877	46,053
Shareholder Services fees (Note 2)	1,831,371	669,533	93,438	76,754
Administration fees (Note 2)	732,548	267,813	37,376	30,702
Sub-Administration fees (Note 2)	154,278	55,361	12,947	11,556
Trustees' fees and expenses (Note 2)	15,786	15,786	15,741	15,741
Custody and accounting fees	281,840	27,275	128,838	46,431
Transfer agent fees	115,519	105,791	27,778	26,376
Professional fees	69,022	71,458	68,281	69,145
Registration fees	33,192	26,046	23,609	22,631
Offering costs	—	—	38,955	29,381
Other expenses	39,612	37,417	36,533	37,085
Total expenses before waivers and reimbursements:	9,499,828	3,017,265	913,313	611,416
Less: Fee waiver by Advisor (Note 2)	—	(65,623)	(371,370)	(304,399)
Net expenses	9,499,828	2,951,642	541,943	307,017
Net investment income	17,993,935	3,387,564	550,663	619,207
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	67,605,117	(985,551)	1,314,343	438,411
Foreign currency transactions	(114,146)	—	(600)	—
Distributions from other Registered Investment Companies	—	15,715,856	—	—
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(216,747,964)	(63,358,009)	(5,073,673)	(6,995,790)
Foreign currency transactions	21,077	—	(4,205)	—
Net realized and unrealized gain (loss) on investments and change in unrealized appreciation (depreciation)	(149,235,916)	(48,627,704)	(3,764,135)	(6,557,379)
Net increase (decrease) in net assets resulting from operations	$(131,241,981)	$(45,240,140)	$(3,213,472)	$(5,938,172)
(1) Interest income includes security lending income of:	$1,614,544	$—	$—	$—

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund		SA Global Fixed Income Fund
	Year Ended 6/30/2008	Year Ended 6/30/2007	Year Ended 6/30/2008	Year Ended 6/30/2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,505,766	$231,290	$15,492,327	$11,571,831
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	83	1,403	(25,806,591)	14,541,462
Net increase (decrease) in unrealized appreciation (depreciation)	(196,567)	—	27,100,258	(1,089,739)
Net increase (decrease) in net assets from operations	2,309,282	232,693	16,785,994	25,023,554
Distributions to shareholders from:
Net investment income	(2,742,234)	—	(14,541,008)	(3,576,746)
Net realized gains	(1,451)	—	—	—
Total distributions	(2,743,685)	—	(14,541,008)	(3,576,746)
Share transactions
Proceeds from sale of shares	100,381,120	37,344,697	121,561,364	192,640,062
Value of distributions reinvested	2,727,179	—	14,115,891	3,466,542
Cost of shares redeemed	(13,934,673)	(351,029)	(146,843,889)	(122,149,966)
Total share transactions	89,173,626	36,993,668	(11,166,634)	73,956,638
Total increase (decrease) in net assets	88,739,223	37,226,361	(8,921,648)	95,403,446
NET ASSETS
Beginning of Period	37,226,361	—	610,291,607	514,888,161
End of Year	$125,965,584	$37,226,361	$601,369,959	$610,291,607
Undistributed/(overdistributed) net investment income, end of period	$5,141	$270,245	$(2,218,805)	$11,511,125
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	9,904,471	3,718,646	11,643,635	18,959,353
Issued for distributions reinvested	270,563	—	1,357,070	342,883
Shares redeemed	(1,375,506)	(34,875)	(14,047,251)	(12,011,198)
Net increase (decrease) in fund shares	8,799,528	3,683,771	(1,046,546)	7,291,038

See notes to financial statements.

	SA U.S. Market Fund
	Year Ended 6/30/2008	Year Ended 6/30/2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,290,113	$4,607,095
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	2,848,551	6,714,853
Net increase (decrease) in unrealized appreciation (depreciation)	(91,838,039)	87,617,903
Net increase (decrease) in net assets from operations	(83,699,375)	98,939,851
Distributions to shareholders from:
Net investment income	(5,199,501)	(3,937,420)
Net realized gains	(6,203,441)	—
Total distributions	(11,402,942)	(3,937,420)
Share transactions
Proceeds from sale of shares	81,562,884	130,809,651
Value of distributions reinvested	10,296,313	3,615,490
Cost of shares redeemed	(113,056,636)	(100,899,529)
Total share transactions	(21,197,439)	33,525,612
Total increase (decrease) in net assets	(116,299,756)	128,528,043
NET ASSETS
Beginning of Period	624,832,579	496,304,536
End of Year	$508,532,823	$624,832,579
Undistributed/(overdistributed) net investment income, end of period	$2,395,700	$2,321,477
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	6,380,837	10,397,546
Issued for distributions reinvested	798,783	284,909
Shares redeemed	(8,961,752)	(7,873,347)
Net increase (decrease) in fund shares	(1,782,132)	2,809,108

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund		SA U.S. Small Company Fund
	Year Ended 6/30/2008	Year Ended 6/30/2007	Year Ended 6/30/2008	Year Ended 6/30/2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$2,832,468	$1,579,500	$502,633	$(205,495)
Net realized gain on investments and foreign currency transactions	455,716	12,744,760	20,010,092	29,071,373
Net increase (decrease) in unrealized appreciation (depreciation)	(89,898,729)	47,720,371	(86,051,195)	13,100,661
Net increase (decrease) in net assets from operations	(86,610,545)	62,044,631	(65,538,470)	41,966,539
Distributions to shareholders from:
Net investment income	(1,762,024)	(1,703,597)	—	—
Net realized gains	(8,226,599)	(21,523,952)	(31,859,992)	(21,497,342)
Total distributions	(9,988,623)	(23,227,549)	(31,859,992)	(21,497,342)
Share transactions
Proceeds from sale of shares	82,947,809	76,654,873	66,005,924	69,103,528
Value of distributions reinvested	8,942,692	20,796,415	28,578,234	19,160,464
Cost of shares redeemed	(58,415,004)	(57,945,994)	(51,784,930)	(40,460,224)
Total share transactions	33,475,497	39,505,294	42,799,228	47,803,768
Total increase (decrease) in net assets	(63,123,671)	78,322,376	(54,599,234)	68,272,965
NET ASSETS
Beginning of Period	373,544,615	295,222,239	315,491,078	247,218,113
End of Year	$310,420,944	$373,544,615	$260,891,844	$315,491,078
Undistributed net investment income, end of period	$1,598,257	$528,303	$469,446	$—
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	6,387,756	5,457,719	3,912,537	3,587,357
Issued for distributions reinvested	705,816	1,523,547	1,754,342	1,025,172
Shares redeemed	(4,623,450)	(4,096,596)	(3,169,779)	(2,081,098)
Net increase in fund shares	2,470,122	2,884,670	2,497,100	2,531,431

See notes to financial statements.

	SA International Value Fund
	Year Ended 6/30/2008	Year Ended 6/30/2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$17,993,935	$14,825,123
Net realized gain on investments and foreign currency transactions	67,490,971	57,240,676
Net increase (decrease) in unrealized appreciation (depreciation)	(216,726,887)	139,145,370
Net increase (decrease) in net assets from operations	(131,241,981)	211,211,169
Distributions to shareholders from:
Net investment income	(13,568,342)	(11,393,626)
Net realized gains	(76,274,345)	(50,309,025)
Total distributions	(89,842,687)	(61,702,651)
Share transactions
Proceeds from sale of shares	132,059,469	155,736,182
Value of distributions reinvested	81,172,158	55,285,726
Cost of shares redeemed	(141,099,641)	(164,930,430)
Total share transactions	72,131,986	46,091,478
Total increase (decrease) in net assets	(148,952,682)	195,599,996
NET ASSETS
Beginning of Period	781,821,923	586,221,927
End of Year	$632,869,241	$781,821,923
Undistributed net investment income, end of period	$16,017,796	$11,706,420
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	7,587,177	8,749,535
Issued for distributions reinvested	4,934,478	3,193,861
Shares redeemed	(8,167,465)	(9,051,317)
Net increase in fund shares	4,354,190	2,892,079

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund		SA Emerging Markets Value Fund
	Year Ended 6/30/2008	Year Ended 6/30/2007	Year Ended 6/30/2008	Year Ended 6/30/2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,387,564	$2,826,415	$550,663	$43,946
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	14,730,305	10,174,143	1,313,743	(28,293)
Net increase (decrease) in unrealized appreciation (depreciation)	(63,358,009)	50,689,152	(5,077,878)	1,454,042
Net increase (decrease) in net assets from operations	(45,240,140)	63,689,710	(3,213,472)	1,469,695
Distributions to shareholders from:
Net investment income	(3,986,378)	(3,592,639)	(304,856)	—
Net realized gains	(8,763,944)	(8,637,880)	—	—
Total distributions	(12,750,322)	(12,230,519)	(304,856)	—
Share transactions
Proceeds from sale of shares	56,885,130	56,960,542	35,427,130	19,366,375
Value of distributions reinvested	11,479,633	11,015,523	303,475	—
Cost of shares redeemed	(46,891,841)	(42,292,604)	(8,685,214)	(94,489)
Total share transactions	21,472,922	25,683,461	27,045,391	19,271,886
Total increase (decrease) in net assets	(36,517,540)	77,142,652	23,527,063	20,741,581
NET ASSETS
Beginning of Period	282,516,116	205,373,464	20,741,581	—
End of Year	$245,998,576	$282,516,116	$44,268,644	$20,741,581
Undistributed net investment income, end of period	$2,539,772	$1,332,476	$274,059	$66,491
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	2,562,044	2,573,961	3,036,907	1,838,939
Issued for distributions reinvested	547,170	510,687	26,389	—
Shares redeemed	(2,162,513)	(1,878,154)	(757,411)	(8,480)
Net increase in fund shares	946,701	1,206,494	2,305,885	1,830,459

See notes to financial statements.

	SA Real Estate Securities Fund
	Year Ended 6/30/2008	Year Ended 6/30/2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$619,207	$55,204
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	438,411	51,225
Net increase (decrease) in unrealized appreciation (depreciation)	(6,995,790)	(1,723,777)
Net increase (decrease) in net assets from operations	(5,938,172)	(1,617,348)
Distributions to shareholders from:
Net investment income	(415,213)	—
Net realized gains	(209,873)	—
Total distributions	(625,086)	—
Share transactions
Proceeds from sale of shares	28,254,211	20,469,455
Value of distributions reinvested	622,187	—
Cost of shares redeemed	(4,479,727)	(164,123)
Total share transactions	24,396,671	20,305,332
Total increase (decrease) in net assets	17,971,774	18,687,984
NET ASSETS
Beginning of Period	18,687,984	—
End of Year	$36,659,758	$18,687,984
Undistributed net investment income, end of period	$264,515	$94,040
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	3,453,741	2,110,763
Issued for distributions reinvested	82,518	—
Shares redeemed	(580,648)	(17,130)
Net increase in fund shares	2,955,611	2,093,633

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Year Ended June 30, 2008		Period Ended June 30, 2007*
Net Asset Value, Beginning of Period	$10.11		$10.00
Income from Investment Operations:
Net investment income	0.27		0.06
Net realized and unrealized gain on investments	0.05		0.05
Total from investment operations	0.32		0.11
Less Distributions:
Dividends from net investment income	(0.34)		—
Distributions from capital gains	(0.00	)(4)	—
Total distributions	(0.34)		—
Net asset value, end of period	$10.09		$10.11
Total return (1)	3.18%		1.10%
Net assets, end of period (000s)	$125,966		$37,226
Ratio of net expenses to average net assets (2)	0.65%		0.65%
Ratio of gross expenses to average net assets (2)	1.06%		2.45%
Ratio of net investment income to average net assets (2)	3.05%		4.56%
Portfolio turnover rate	0%		0%
Without giving effect to the voluntary expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been (3)	$0.24		$0.04

*  Fund commenced operations on April 2, 2007.

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

(4)  Amount rounds to less than ($0.005) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$10.30	$9.91	$10.33	$10.10	$10.91
Income from Investment Operations:
Net investment income	0.26	0.23	0.19	0.26	0.24
Net realized and unrealized gain (loss) on investments	0.02	0.23	(0.23)	0.22	(0.44)
Total from investment operations	0.28	0.46	(0.04)	0.48	(0.20)
Less Distributions:
Dividends from net investment income	(0.24)	(0.07)	(0.38)	(0.25)	(0.27)
Distributions from capital gains	—	—	—	—	(0.34)
Return of Capital	—	—	(0.00)*	—	—
Total distributions	(0.24)	(0.07)	(0.38)	(0.25)	(0.61)
Net asset value, end of period	$10.34	$10.30	$9.91	$10.33	$10.10
Total return	2.77%	4.60%	(0.38)%	4.81%	(1.88)%
Net assets, end of period (000s)	$601,370	$610,292	$514,888	$391,394	$279,474
Ratio of net expenses to average net assets	0.85%	0.96%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets (1)	1.14%	1.23%	1.31%	1.33%	1.34%
Ratio of net investment income to average net assets	2.48%	2.05%	2.11%	2.65%	2.33%
Portfolio turnover rate	91%	70%	90%	75%	83%
Without giving effect to the voluntary expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been (1)	$0.23	$0.20	$0.17	$0.23	$0.20

*  Amount rounds to less than ($0.005) per share.

(1)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Market Fund
	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$13.56	$11.47	$10.69	$10.12	$8.54
Income from Investment Operations:
Net investment income	0.11	0.10	0.08	0.09	0.04
Net realized and unrealized gain (loss) on investments	(1.94)	2.08	0.77	0.55	1.59
Total from investment operations	(1.83)	2.18	0.85	0.64	1.63
Less Distributions:
Dividends from net investment income	(0.11)	(0.09)	(0.07)	(0.07)	(0.05)
Distributions from capital gains	(0.14)	—	—	—	—
Total distributions	(0.25)	(0.09)	(0.07)	(0.07)	(0.05)
Net asset value, end of period	$11.48	$13.56	$11.47	$10.69	$10.12
Total return	(13.70)%	19.03%	7.95%	6.35%	19.12%
Net assets, end of period (000s)	$508,533	$624,833	$496,305	$382,245	$289,473
Ratio of net expenses to average net assets	1.00%	1.06%	1.08%	1.08%	1.08%
Ratio of gross expenses to average net assets (1)	1.14%	1.14%	1.18%	1.21%	1.24%
Ratio of net investment income to average net assets	0.91%	0.81%	0.73%	0.89%	0.52%
Portfolio turnover rate	2%	2%	0%*	1%	1%
Without giving effect to the voluntary expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been (1)	$0.10	$0.09	$0.07	$0.08	$0.03

*  Amount rounds to less than 0.5%.

(1)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$14.86	$13.27	$11.99	$10.79	$8.70
Income from Investment Operations:
Net investment income	0.10	0.07	0.07	0.03	0.03
Net realized and unrealized gain (loss) on investments	(3.33)	2.53	1.64	1.31	2.09
Total from investment operations	(3.23)	2.60	1.71	1.34	2.12
Less Distributions:
Dividends from net investment income	(0.07)	(0.07)	(0.05)	(0.03)	(0.03)
Distributions from capital gains	(0.31)	(0.94)	(0.38)	(0.11)	—
Total distributions	(0.38)	(1.01)	(0.43)	(0.14)	(0.03)
Net asset value, end of period	$11.25	$14.86	$13.27	$11.99	$10.79
Total return	(22.05)%	20.33%	14.52%	12.50%	24.46%
Net assets, end of period (000s)	$310,421	$373,545	$295,222	$222,113	$164,555
Ratio of net expenses to average net assets	1.05%	1.11%	1.13%	1.13%	1.13%
Ratio of gross expenses to average net assets (1)	1.22%	1.33%	1.42%	1.45%	1.51%
Ratio of net investment income to average net assets	0.82%	0.47%	0.57%	0.30%	0.35%
Portfolio turnover rate	10%	8%	12%	5%	9%
Without giving effect to the voluntary expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (1)	$0.08	$0.04	$0.03	$(0.00)*	$(0.00)*

*  Amount rounds to less than $(0.01) per share.

(1)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$20.15	$18.83	$17.54	$16.24	$12.15
Income from Investment Operations:
Net investment income (loss)	0.03	(0.01)	(0.07)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	(3.86)	2.88	2.46	1.36	4.14
Total from investment operations	(3.83)	2.87	2.39	1.30	4.09
Less Distributions:
Dividends from net investment income	—	—	—	—	—
Distributions from capital gains	(1.95)	(1.55)	(1.10)	—	—
Total distributions	(1.95)	(1.55)	(1.10)	—	—
Net asset value, end of period	$14.37	$20.15	$18.83	$17.54	$16.24
Total return	(20.15)%	15.90%	13.92%	8.00%	33.66%
Net assets, end of period (000s)	$260,892	$315,491	$247,218	$188,637	$143,032
Ratio of net expenses to average net assets	1.20%	1.26%	1.28%	1.28%	1.28%
Ratio of gross expenses to average net assets (1)	1.51%	1.53%	1.60%	1.68%	1.74%
Ratio of net investment income (loss) to average net assets	0.17%	(0.07)%	(0.43)%	(0.41)%	(0.44)%
Portfolio turnover rate	13%	14%	13%	9%	6%
Without giving effect to the voluntary expense waivers described in Note 2 to the Financial Statements, net investment loss per share would have been (1)	$(0.02)	$(0.06)	$(0.13)	$(0.12)	$(0.11)

(1)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005		Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$19.79	$16.01	$12.89	$11.18		$8.19
Income from Investment Operations:
Net investment income	0.41	0.38	0.23	0.16		0.08
Net realized and unrealized gain (loss) on investments	(3.50)	5.07	3.48	1.63		3.00
Total from investment operations	(3.09)	5.45	3.71	1.79		3.08
Less Distributions:
Dividends from net investment income	(0.34)	(0.31)	(0.20)	(0.08)		(0.09)
Distributions from capital gains	(1.93)	(1.36)	(0.39)	—		—
Total distributions	(2.27)	(1.67)	(0.59)	(0.08)		(0.09)
Net asset value, end of period	$14.43	$19.79	$16.01	$12.89		$11.18
Total return	(17.01)%	35.49%	29.29%	16.06%		37.76%
Net assets, end of period (000s)	$632,869	$781,822	$586,222	$400,437		$285,902
Ratio of net expenses to average net assets	1.30%	1.30%	1.35%	1.38%		1.53%
Ratio of gross expenses to average net assets (1)	1.30%	1.42%	1.53%	1.56	%(3)	1.71	%(2)
Ratio of net investment income to average net assets	2.46%	2.14%	1.69%	1.50%		0.94%
Portfolio turnover rate	20%	18%	23%	11%		12%
Without giving effect to the voluntary expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been (1)	$0.41	$0.36	$0.20	$0.14		$0.07

(1)  Gross expenses before waivers of expenses.

(2)  Gross expenses include effect of $265,139 expenses recapture by manager, an increase of 0.12% on an annualized basis.

(3)  Gross expenses include effect of $34,978 expenses recapture by manager, an increase of 0.01% on an annualized basis.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006		Year Ended June 30, 2005		Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$24.61	$19.99	$16.38		$14.11		$9.85
Income from Investment Operations:
Net investment income	0.28	0.26	0.14		0.12		0.16
Net realized and unrealized gain (loss) on investments	(4.04)	5.51	4.13		2.35		4.18
Total from investment operations	(3.76)	5.77	4.27		2.47		4.34
Less Distributions:
Dividends from net investment income	(0.33)	(0.34)	(0.22)		(0.17)		(0.08)
Distributions from capital gains	(0.73)	(0.81)	(0.44)		(0.03)		—
Total distributions	(1.06)	(1.15)	(0.66)		(0.20)		(0.08)
Net asset value, end of period	$19.79	$24.61	$19.99		$16.38		$14.11
Total return	(15.49)%	29.64%	26.36%		17.58%		44.21%
Net assets, end of period (000s)	$245,999	$282,516	$205,373		$141,642		$101,889
Ratio of net expenses to average net assets †	1.10%	1.12%	1.26%		1.28%		1.28%
Ratio of gross expenses to average net assets †	1.13%	1.13%	1.26	%(4)	1.28	%(3)	1.31	%(2)
Ratio of net investment income to average net assets	1.26%	1.17%	0.75%		0.85%		1.35%
Ratio of expenses to average net assets for the DFA International Small Co. Portfolio, ("DFA Portfolio") (5) (unaudited) †	0.55%	0.55%	0.56%		0.65%		0.70%
Ratio of expenses to average net assets for the DFA Portfolio (6)†	0.55%	0.56%	0.64%		0.69%		0.71%
Portfolio turnover rate	N/A	N/A	N/A		N/A		N/A
Without giving effect to the voluntary expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been (1)	$0.27	$0.26	$0.14		$0.12		$0.16

(1)  Gross expenses before waivers of expenses.

(2)  Gross expenses include effect of $3,766 expenses recapture by manager, an increase of 0.005% on an annualized basis.

(3)  Gross expenses include effect of $58,893 expenses recapture by manager, an increase of 0.05% on an annualized basis.

(4)  Gross expenses include effect of $90,225 expenses recapture by manager, an increase of 0.04% on an annualized basis.

(5)  DFA Portfolio expense ratios are as of May 31, 2008, 2007, 2006, 2005 and 2004, respectively and are unaudited.

(6)  DFA Portfolio expense ratios are for the fiscal years ended November 30, 2007, 2006, 2005, 2004 and 2003, respectively.

N/A  Refer to the financial statements of the DFA Portfolio included elsewhere in this report.

†  The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA International Small Company Portfolio are included elsewhere in this report.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Year Ended June 30, 2008	Period Ended June 30, 2007*
Net Asset Value, Beginning of Period	$11.33	$10.00
Income from Investment Operations:
Net investment income	0.13	0.02
Net realized and unrealized gain (loss) on investments	(0.67)	1.31
Total from investment operations	(0.54)	1.33
Less Distributions:
Dividends from net investment income	(0.09)	—
Total distributions	(0.09)	—
Net asset value, end of period	$10.70	$11.33
Total return (1)	(4.79)%	13.30%
Net assets, end of period (000s)	$44,269	$20,742
Ratio of net expenses to average net assets (2)	1.45%	1.45%
Ratio of gross expenses to average net assets (2)	2.44%	5.59%
Ratio of net investment income to average net assets (2)	1.47%	1.52%
Portfolio turnover rate	8%	0%
Without giving effect to the voluntary expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (3)	$0.04	$(0.04)

*  Fund commenced operations on April 2, 2007.

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Year Ended June 30, 2008	Period Ended June 30, 2007*
Net Asset Value, Beginning of Period	$8.93	$10.00
Income from Investment Operations:
Net investment income	0.25	0.03
Net realized and unrealized loss on investments	(1.76)	(1.10)
Total from investment operations	(1.51)	(1.07)
Less Distributions:
Dividends from net investment income	(0.11)	—
Distributions from capital gains	(0.05)	—
Total distributions	(0.16)	—
Net asset value, end of period	$7.26	$8.93
Total return (1)	(16.94)%	(10.70)%
Net assets, end of period (000s)	$36,660	$18,688
Ratio of net expenses to average net assets (2)	1.00%	1.00%
Ratio of gross expenses to average net assets (2)	1.99%	4.78%
Ratio of net investment income to average net assets (2)	4.17%	1.94%
Portfolio turnover rate	1%	0%
Without giving effect to the voluntary expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (3)	$0.19	$(0.02)

*  Fund commenced operations on April 2, 2007.

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See notes to financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2008

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the "Trust") is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios of shares of beneficial interest and different classes of shares. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently offers shares of beneficial interest all of one class of the following nine separate portfolios (each a "Fund" and together, the "Funds"). Each Fund is a diversified mutual fund as defined in the 1940 Act.

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund (formerly SA Emerging Markets Fund)
SA Real Estate Securities Fund

All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, and SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007.

Effective October 30, 2000, SA International Small Company Fund began investing substantially all of its assets in the International Small Company Portfolio, a series of DFA Investment Dimensions Group (the "DFA Portfolio"), an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company, an open-end management investment company. As of June 30, 2008, SA International Small Company Fund held approximately 4.74% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund. Prior to October 30, 2000, SA International Small Company Fund invested directly in each of the Series (and a relatively small amount in another series).

Use of Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation — Equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Equity securities traded in the over-the-counter markets for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term and short-term debt securities are valued based upon prices provided by independent pricing

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2008 (Continued)

services or other reliable sources, including broker/dealers. Short-term investments purchased with an original or remaining maturity of sixty days or less are stated at amortized cost, which approximates market value. Open end investment companies are valued at their net asset value. Securities for which market quotations are not readily available or appear to not accurately reflect the current value of an investment are valued at fair value as determined in good faith by a pricing committee pursuant to procedures approved by the Board of Trustees of the Trust. Certain funds hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the pricing committee. Such events may be company specific, such as an earnings report, country or region specific, such as a war or natural disaster, or global in nature. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary significantly from the price actually received on a sale. Any determinations of fair value made by the pricing committee are presented to the Board of Trustees for ratification.

In September 2006, FASB issued statement No. 157, "Fair Value Measurement" ("FAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management has not yet completed their evaluation of the impact, if any, of adopting FAS 157 to the Trust's financial statements.

Valuation of securities by the DFA International Small Company Portfolio is discussed in the DFA Investment Dimensions Group Inc. Notes to Financial Statements, which are included elsewhere in this report.

Repurchase Agreements — The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, Inc. ("DFA" or the Funds' "Sub-Adviser"), will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company ("State Street") as custodian to certain qualified brokers, except those securities which the Fund or LWI Financial Inc. specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, 102% of the current market value of the loaned securities with respect to U.S. securities and 105% of the current market value of the loaned securities with respect to foreign securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2008 (Continued)

market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

As of June 30, 2008, the Funds had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

Fund	Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral (Including Calculated Mark)
SA Global Fixed Income Fund	$55,063,374	$55,915,903	$—	$56,236,928
SA U.S. Small Company Fund	$99,403,352	$102,979,011	$1,489,073	$102,847,943
SA International Value Fund	$98,209,188	$103,342,877	$152,371	$103,072,822

* The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of US government securities.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of the pricing for a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using 12:00 PM Eastern time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency transactions in the Funds' Statements of Assets and Liabilities. When the contract is closed, realized gain or loss

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2008 (Continued)

is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At June 30, 2008, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

	Delivery Date	Local Currency Amount	Aggregate Face Amount	Total Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar (sell)	07/17/2008	52,125,417	$48,690,352	$49,728,426	$(1,038,074)
Swiss Franc (sell)	07/17/2008	56,567,259	$53,964,034	$55,448,575	$(1,484,541)
Danish Krone (sell)	07/17/2008	33,711,894	$6,935,548	$7,111,478	$(175,930)
Euro Currency (buy)	07/17/2008	6,001,415	$9,434,224	$9,442,090	$7,864
Euro Currency (sell)	07/17/2008	68,638,555	$105,336,845	$107,989,764	$(2,652,919)
Japanese Yen (sell)	07/17/2008	17,269,805,363	$160,101,285	$162,788,305	$(2,687,020)
Swedish Krona (sell)	07/17/2008	245,508,963	$40,204,728	$40,713,401	$(508,673)
					$(8,539,293)

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for federal income tax purposes.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposures under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Federal Income Taxes — The Funds' policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

As of June 30, 2008, the following Fund had a realized capital loss carryforward, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

Fund	Expiring June 30, 2013	Expiring June 30, 2014	Expiring June 30, 2015
SA Global Fixed Income Fund	$0	$2,460,565	$3,523,796

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2008 (Continued)

The tax character of distributions paid to shareholders during 2008 and 2007 were as follows:

Fund	Ordinary Income	2008 Long-Term Capital Gain	Total
SA Global Fixed Income Fund	$14,541,008	$0	$14,541,008
SA U.S. Market Fund	5,444,248	5,958,694	11,402,942
SA U.S. Value Fund	1,800,638	8,187,985	9,988,623
SA U.S. Small Company Fund	1,750,990	30,109,002	31,859,992
SA International Value Fund	13,797,519	76,045,168	89,842,687
SA International Small Company Fund	3,986,378	8,763,944	12,750,322
SA Real Estate Securities Fund	502,813	122,273	625,086
SA Emerging Markets Value Fund	304,856	0	304,856
SA U.S. Fixed Income Fund	2,743,685	0	2,743,685
Fund	Ordinary Income	2007 Long-Term Capital Gain	Total
SA Global Fixed Income Fund	$3,576,746	$—	$3,576,746
SA U.S. Market Fund	3,937,420	—	3,937,420
SA U.S. Value Fund	2,151,713	21,075,836	23,227,549
SA U.S. Small Company Fund	1,344,440	20,152,902	21,497,342
SA International Value Fund	12,640,399	49,062,252	61,702,651
SA International Small Company Fund	3,592,639	8,637,880	12,230,519
SA Real Estate Securities Fund	—	—	—
SA Emerging Markets Value Fund	—	—	—
SA U.S. Fixed Income Fund	—	—	—

As of June 30, 2008, the components of distributable earnings on a tax basis were:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post October Capital/ Currency Loss	Capital Loss Carryforward
SA Global Fixed Income Fund	$0	$0	$37,329,347	$(12,257,534)	$(5,984,361)
SA U.S. Market Fund	2,395,700	1,004,348	64,362,755	0	0
SA U.S. Value Fund	1,598,257	0	12,459,104	(3,101,891)	0
SA U.S. Small Company Fund	1,481,074	10,876,429	(28,357,638)	0	0
SA International Value Fund	16,017,796	37,546,246	83,381,894	0	0
SA International Small Company Fund	2,539,772	14,115,964	59,951,702	0	0
SA Real Estate Securities Fund	390,301	285,530	(8,708,068)	0	0
SA Emerging Markets Value Fund	702,529	885,873	(3,623,838)	0	0
SA U.S. Fixed Income Fund	5,176	0	(196,567)	0	0

The Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 ("FIN 48"). FIN 48 determines a threshold for financial statement recognition, measurement and disclosure of tax position taken (or expected to be taken) on a tax return. Management has reviewed the tax positions as of June 30, 2008 and has determined that the implementation of FIN 48 did not have a material impact on the Funds' financial statements. However, the

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2008 (Continued)

conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund and SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income annually. SA Global Fixed Income Fund and SA U.S. Fixed Income Fund declare and pay dividends from net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed net investment income and net capital gains for tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, net operating losses, and foreign currency transactions which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with LWI Financial Inc. (the "Manager"), under which the Manager manages the investments of, and provides administrative services to, each Fund. The Manager is an indirect, wholly-owned subsidiary of Loring Ward International Ltd., which is a publicly traded company on the Toronto Stock Exchange, with its U.S. corporate offices headquartered in New York. For the advisory services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.65% of each Fund's average daily net assets except SA U.S. Fixed Income Fund which pays a fee computed daily and payable monthly at the annual rate of 0.30% of the Fund's average daily net assets.

The Trust and the Manager have jointly entered into a Sub-Advisory Agreement, as amended, with DFA. For the sub-advisory services provided, DFA is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund's average daily net assets. SA International Small Company Fund will not pay a fee to DFA for its sub-advisory services for as long as it invests substantially all of its assets in the DFA Portfolio. However, DFA receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the funds in which the DFA Portfolio invests.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2008 (Continued)

Fund	Sub-Advisory Fees
SA US Fixed Income Fund	0.10%
SA Global Fixed Income Fund	0.05%
SA U.S. Market Fund*	0.05%
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

* The sub-adviser shall not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Market Fund with respect to any assets of the SA U.S. Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc.

The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% of the average daily net assets of each Fund.

For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

The Manager contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the table below. This agreement will remain in effect until July 15, 2009 for each Fund, other than SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund for which this agreement will remain in effect until February 28, 2017, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Fund	Expense Limit
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.85%
SA U.S. Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.45%
SA International Small Company Fund	1.10%
SA Emerging Markets Value Fund	1.45%
SA Real Estate Securities Fund	1.00%

The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Manager may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund's operating expenses for the current year. As of June 30, 2008 the following amounts are subject to this recapture through June 30, 2009, June 30, 2010 and June 30, 2011, respectively.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2008 (Continued)

Fund	Expires June 30, 2009	Expires June 30, 2010	Expires June 30, 2011
SA U.S. Fixed Income Fund	$—	$91,518	$338,741
SA Global Fixed Income Fund	997,226	1,213,221	1,808,704
SA U.S. Market Fund	324,094	397,403	812,402
SA U.S. Value Fund	415,340	457,530	582,446
SA U.S. Small Company Fund	307,902	439,165	899,872
SA International Value Fund	—	—	—
SA International Small Company Fund	—	32,140	65,623
SA Emerging Markets Value Fund	—	119,464	371,370
SA Real Estate Securities Fund	—	107,411	304,399

Trustees' Fees and Expenses — For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive an annual retainer fee of $50,000 per year, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an additional $5,000 per year. Interested trustees receive no compensation for their services as trustees. Prior to January 1, 2008, the annual retainer was $40,000 per year and the Chairman of the Board received an additional $4,000 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Manager of the Trust. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets, plus 0.0175% of net assets over $1.5 billion, subject to a minimum fee of $68,700 annually per Fund. The fee is then allocated to each Fund based on the relative net assets of each Fund. In addition, State Street receives $5,000 per Fund, per year except for the SA International Small Company Fund, for which State Street receives $2,000 per year, for performing additional services related to the preparation of the quarterly Schedule of Investments on Form N-Q.

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund's purchases and sales of securities for the year ended June 30, 2008 were as follows:

	Purchases
Fund	U.S. Government	Other
SA U.S. Fixed Income Fund	$81,199,677	$22,601,271
SA Global Fixed Income Fund	21,280,265	554,319,857
SA U.S. Market Fund	—	9,164,411
SA U.S. Value Fund	2,007,434	69,103,816
SA U.S. Small Company Fund	—	70,418,460
SA International Value Fund	—	153,639,556
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	30,740,113
SA Real Estate Securities Fund	—	26,426,827

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2008 (Continued)

	Sales
Fund	U.S. Government	Other
SA U.S. Fixed Income Fund	$—	$—
SA Global Fixed Income Fund	5,202,901	501,830,328
SA U.S. Market Fund	—	27,907,021
SA U.S. Value Fund	—	35,486,132
SA U.S. Small Company Fund	—	38,847,264
SA International Value Fund	—	147,324,035
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	2,893,517
SA Real Estate Securities Fund	—	386,225

N/A — Refer to the financial statements of the SA International Small Company Portfolio of DFA Investment Dimensions Group Inc., elsewhere in this report.

4. Subsequent Events

Name change — Effective July 1, 2008, the SA Emerging Markets Fund name changed to the SA Emerging Markets Value Fund.

Acquisition — On July 30, 2008, Loring Ward International Ltd. ("LWI"), parent company of LWI Financial Inc., Adviser to the SA Funds, entered into a definitive agreement to be acquired by Werba Reinhard, Inc. ("WRI"). Completion of the acquisition is expected to occur by the end of October, 2008. WRI is a U.S. company based in San Jose, California. The owners of WRI are Alan Werba, Alex Potts and Eli Reinhard (through his wholly-owned California limited liability company, Arcadia Loring Ward, LLC, a real estate developer based in San Jose, and members of Mr. Reinhard's family. Prior to completion of the acquisition, two private equity funds, Lovell Minnick Equity Partners III and III-A LP (the "LM Funds") will invest in WRI. The general partner of the LM Funds is Lovell Minnick Equity Advisors III LP. The sole managing member of Lovell Minnick Equity Advisors III LP is Lovell Minnick Partners LLC. Mr. Potts is President and Chief Executive Officer of WRI. Upon completion of the acquisition, the directors of WRI will be Messrs. Potts, Werba and Reinhard, Jennings J. Newcom, who is associated with Lovell Minnick, and Robert M. Belke, also of Lovell Minnick, and may include up to two additional directors who have not yet been selected.

5. New Accounting Pronouncement

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 is effective for fiscal periods and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statements and disclosures.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of the Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SA Global Fixed Income Fund, SA U.S. Market Fund, SA U.S. Value Fund (formerly SA HBtM Fund), SA U.S. Small Company Fund, SA International Value Fund (formerly SA International HBtM Fund), SA International Small Company Fund, SA Real Estate Securities Fund, SA Emerging Markets Value Fund (formerly SA Emerging Markets Fund), and SA U.S. Fixed Income Fund(constituting SA Funds — Investment Trust, hereafter referred to as the "Trust") at June 30, 2008, the results of each of their operations and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
August 28, 2008

SA Funds

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Funds' Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling (800) 366-7266. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust's Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the website of the U.S. Securities and Exchange Commission at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of the portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov or may be reviewed and copied at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers' Information

The Trustees and executive officers of the Trust, their respective ages and their principal occupations during the past five years are listed below. The Board of Trustees governs each Fund. The Board should act in the best interest of the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund's activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance. None of the Trustees are "interested persons" (as defined in the 1940 Act) of the Trust's Manager, Sub-Adviser and Distributor.

Those individuals listed in the table below whose names are marked with an asterisk (*) are "interested persons" of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Trust, the Adviser, DFA, the Distributor or their affiliates. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships
Bryan W. Brown c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 63	Trustee Chairman of the Board of Trustees	Since April 1999 Since December 2004	Self-Employed Management Consultant (financial and technological systems) (since 1992); Chief Financial Officer, Bioexpertise, Inc. (since 2003); Chief Financial Officer, PharmaGenias, Inc. (since 2004); Member, FINRA Board of Arbitrators (1996 to 2007).	9	Director/ Officer, Friends of the California Air & Space Center (aviation museum) (since 1999).

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships
Mark A. Schimbor c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 62	Trustee	Since July 2000	Senior Vice President, Lee Hecht Harrison (talent solutions company) (since 2002); Instructor in Advanced Corporate Finance, U.C. Berkeley International Diploma Program in Finance, and U.C. Berkeley Extension (since 1999); Chairman and Director, John Muir Health Foundation (1999 to 2007).	9	Advisory Board Member, CompWest Insurance Company (since 2006)

Harold M. Shefrin c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 59	Trustee	Since April 1999	Professor of Finance, Santa Clara University (since 1978).	9	Trustee, Masters' Select Funds Trust, (5 portfolios)

Robert Herrmann* Loring Ward Group Inc. 61 Broadway Suite 2220 New York, NY 10006 Age: 45	President and Chief Executive Officer	Since April 2006	Chief Executive Officer of Loring Ward International Ltd. and LWI Financial Inc., (since April 2006); Managing Director of the Business Development Group, Wachovia Securities, LLC (2003 to 2005); and Senior Vice President and Director of Wealth Management, Prudential Securities Inc. (2002 to 2003).	N/A	None

Robert Badolato* Loring Ward Group Inc. 61 Broadway Suite 2220 New York, NY 10006 Age: 44	Chief Financial and Accounting Officer and Treasurer	Since November 2007	Chief Financial Officer and Treasurer of LWI Financial Inc., (since November 2007); Chief Financial Officer of Loring Ward International Ltd (since November 2007); Corporate Controller of Loring Ward International Ltd. (2006 to November 2007); Chief Accounting Officer, TD Waterhouse Group (2004 to 2006); Controller, Honeywell (2002 to 2003).	N/A	None

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships
Steven K. McGinnis* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 62	Vice President Chief Legal Officer Chief Compliance Officer	Since June 2006 Since June 2005 Since February 2005	Corporate Secretary, Loring Ward International Ltd (since July 2007); Executive Vice President and General Counsel, Loring Ward Group, Inc. (since July 2007); Vice President, LWI Financial Inc. (since January 2005); Litigation and Compliance Consultant / Expert Witness (May 2003 - December 2004); Chief Regulatory Officer, National Planning Holdings, Inc. (1999 - 2003).	N/A	None

Marcy Gonzales* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 36	Secretary	Since June 2006	Director, Fund Administration, LWI Financial Inc. (since 2005); Manager, Advisor Services Initiatives, LWI Financial Inc. (2004), Senior Regulatory Analyst, LWI Financial Inc. (2001 - 2004).	N/A	None

  1  Each Trustee and Officer serves for the lifetime of the Trust or until he or she dies, resigns, or is removed.

The Trust's Board of Trustees has a standing Audit Committee consisting of those trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) ("Independent Trustees"). The principal functions of the Audit Committee are to select the Trust's independent auditors, evaluate their independence, and review with the auditors the scope and anticipated costs of their audit. The Audit Committee oversees the audit process and fulfills responsibilities relating to fund accounting, the reporting practices of the Trust and the quality and integrity of the financial reports of the Trust. The Trust's Audit Committee met three times during the fiscal year ended June 30, 2008.

The Trust's Board of Trustees has a standing Governance and Nominating Committee consisting of all of the Independent Trustees. The Governance and Nominating Committee oversees the annual evaluation of the performance of the Board and its committees, recommends the selection and nomination of candidates for Independent Trustees, the compensation of the Independent Trustees and other similar duties related to the governance of the Trust. The Trust's Governance and Nominating Committee met twice during the fiscal year ended June 30, 2008.

The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-366-7266. It is also available on the Funds' website at: http://sa-funds.net.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

General Background

LWI Financial Inc. (the "Adviser") serves as the investment adviser to the SA Funds – Investment Trust (the "Trust") and its series (the "Funds") pursuant to an Amended and Restated Investment Advisory and Administrative Services Agreement (the "Advisory Agreement") between the Trust and the Adviser. For the advisory services provided to the SA Global Fixed Income Fund, SA U.S. Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Real Estate Securities Fund, and the SA Emerging Markets Value Fund, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.65% of the average daily net assets of each Fund. For the advisory services provided to the SA U.S. Fixed Income Fund, the Adviser is entitled to a fee from the Fund computed daily and payable monthly at the annual rate of 0.30% of the average daily net assets of the Fund. For the administrative services provided, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

Dimensional Fund Advisors Inc. (the "Sub-Adviser") serves as sub-adviser for each Fund pursuant to an Amended and Restated Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, the Adviser and the Sub-Adviser. Subject to the supervision of the Adviser, the Sub-Adviser is responsible for the management of each Fund, including decisions regarding purchases and sales of portfolio securities by the Funds. The Sub-Adviser is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection with such trades. For the sub-advisory services it provides to each Fund (other than SA International Small Company Fund), the Sub-Adviser is entitled to a fee computed daily and payable monthly at an annual rate based on each Fund's average daily net assets as set forth below.

Fund	Sub-Advisory Fees
SA Global Fixed Income Fund	0.05%

SA U.S. Market Fund	0.05%

SA U.S. Value Fund	0.10%

SA U.S. Small Company Fund	0.35%

SA International Value Fund	0.20%

SA Real Estate Securities Fund	0.15%

SA Emerging Markets Value Fund	0.50%

SA U.S. Fixed Income Fund	0.10%

The SA International Small Company Fund, instead of buying securities directly, invests substantially all of its assets in another mutual fund, the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the "DFA Portfolio"), which has the same investment objective as the SA International Small Company Fund. The DFA Portfolio, in turn, is a fund-of-funds that invests in certain series of the DFA Investment Trust Company (the "underlying funds"). Because the Sub-Adviser receives administration fees from the DFA Portfolio in which SA International Small Company Fund invests and investment advisory fees from the DFA Portfolio's underlying funds, the Sub-Adviser has agreed that it will not receive a sub-advisory fee for its services to SA International Small Company Fund. The Sub-Adviser has also agreed that it will not receive a sub-advisory fee for its services to the SA U.S. Market Fund with respect to any assets of the SA U.S. Market Fund invested in the U.S. Micro Cap

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Portfolio of DFA Portfolio. The Sub-Adviser has agreed to these fee arrangements in order to prevent any duplication of fees in this multi-tier structure.

Throughout the year, the Board considers a wide variety of materials and information about the Funds, including, for example, the Funds' investment performance, portfolio composition, adherence to stated investment objectives and strategies, assets under management, expenses, shareholder services, regulatory compliance and management. The Board periodically meets with the Adviser's senior management and the Sub-Adviser's portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting discussed below.

Approval Process

The Board, consisting entirely of trustees who are not "interested persons" within the meaning of the Investment Company Act of 1940 (the "Independent Trustees"), unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreement with respect to the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund at an "in person" meeting held on June 23, 2008 (the "Meeting"). Prior to the Meeting, the Independent Trustees had requested detailed information from the Adviser and Sub-Adviser regarding the Funds. At the Meeting, the Board discussed issues pertaining to the proposed continuance of the Agreements with representatives from the Adviser and the Sub-Adviser and with independent legal counsel. This information, together with the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Independent Trustees' determinations.

Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Agreements.

1.  The nature, extent and quality of the services provided and to be provided by the Adviser and the Sub-Adviser.

(a)  The Independent Trustees reviewed the Adviser's and Sub-Adviser's responsibilities under their respective Agreements and considered the experience and qualifications of the personnel at the Adviser and the Sub-Adviser who are responsible for providing services to the Funds. The Independent Trustees noted that the Adviser has extensive experience offering asset allocation and risk diversification through investment portfolios such as the Funds. The Independent Trustees also noted the Sub-Adviser's experience and expertise in constructing portfolios that reflect certain asset classes and risk levels, as well as the total industry experience of the Sub-Adviser's personnel.

(b)  The Independent Trustees then considered the resources, policies, procedures and organizational structure of the Adviser and the Sub-Adviser, as applicable, in managing the Funds' investments, in monitoring each Fund's compliance with applicable laws and regulations, and in seeking best execution of Portfolio transactions. The Independent Trustees noted that the Adviser's organization had increased in size and that important additions had been made to the professional staff.

(c)  The Independent Trustees noted that the Adviser used a substantial portion of its profits from managing the Funds to reduce Fund operating expenses and to provide support services and

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

educational services to investors and their financial representatives to enhance the effectiveness of the Funds as asset allocation vehicles. The Independent Trustees noted that these expenditures could not be directly categorized as marketing or distribution costs, but they nevertheless have elements of distribution embedded in them, benefiting shareholders and the Adviser.

(d)  Drawing upon their experience with the Adviser and the Sub-Adviser and the materials provided, the Independent Trustees concluded that the Adviser and the Sub-Adviser had the necessary experience and resources to provide the services contemplated by the Agreements.

2.  The investment performance of the Funds.

(a)  The Independent Trustees reviewed the short-term and long-term performance of each of the Funds on both an absolute basis, and in comparison to peer funds, comparable accounts managed by the Sub-Adviser, and benchmark indices. As part of this review, the Independent Trustees reviewed a report prepared by an independent consulting firm, Lipper, Inc. ("Lipper"), comparing the performance of the Funds to funds determined by Lipper to be in each Fund's relevant peer group.

  In assessing performance, the Independent Trustees took into consideration the fact that each Fund is intended to provide exposure to a particular asset class. For this reason, the Independent Trustees viewed fidelity to asset class characteristics as highly important to their evaluation of the Funds. The Independent Trustees noted that neither the Adviser nor the Sub-Adviser engages in individual stock selection, and that Fund performance is expected to follow the applicable benchmark indices as closely as possible given certain practical constraints imposed by the 1940 Act and each Fund's investment restrictions, size and similar factors. Because the Funds are primarily asset allocation tools, the Independent Trustees placed higher importance on each Fund's performance against its primary asset class benchmark index and its general adherence to asset class representation, and gave less emphasis to each Fund's performance relevant to the selected Lipper index. The Independent Trustees reviewed performance for a variety of periods, giving greatest emphasis to annual periods over the last 5 years.

(b)  For the SA U.S. Market Fund, it was noted that the Fund's short-term performance net of expenses lagged its primary external benchmark, the Wilshire 5000 Index, and lagged the Lipper Multi-Cap Core Index for all relevant periods. The Independent Trustees noted that the Fund would be expected to generate returns very close to the Wilshire 5000 Index benchmark, adjusted for Fund fees, and noted with approval that the Fund was generally tracking this benchmark on an expense adjusted basis and representing its asset class faithfully.

(c)  For the SA U.S. Value Fund, it was noted that the Fund's performance net of expenses, both for 2008 and for the past 5 years, was roughly equivalent to that of its primary external benchmark, the Russell 1000 Value Index, although the Fund's performance lagged the Index for the past 1 year period. The Independent Trustees noted that the Fund would be expected to generate returns very close to this benchmark, adjusted for Fund expenses, and noted with approval that the Fund was tracking its asset class faithfully. It was also noted that the Fund's performance over the most recent 5-year period was in the second quintile of the Peer Group selected by Lipper, although the Fund was in the bottom quintile for the past 1-year period.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

(d)  For the SA U.S. Small Company Fund, it was noted that the Fund's short-term performance net of expenses lagged its primary external benchmark, the Russell 2000 Index, but that since inception it had slightly outperformed the Index. The Independent Trustees noted that the Fund would be expected to generate returns very close to this benchmark, adjusted for Fund expenses, and noted with approval that the Fund was tracking its asset class faithfully. It was also noted that the Fund underperformed in comparison to the Lipper Small-Cap Core Index.

(e)  For the SA Real Estate Fund, which commenced operations in May 2007, it was noted that the Fund slightly underperformed its primary benchmark, the DJ Wilshire REIT Index, in 2007, but slightly outperformed it in 2008. The Independent Trustees noted that the Fund would be expected to generate returns very close to this benchmark, adjusted for Fund expenses, and noted with approval that the Fund was tracking its asset class faithfully. It was also noted that the Fund lacked the long-term performance history to measure against its peers in the real estate securities market.

(f)  For the SA International Value Fund, it was noted that the Fund's short-term and long-term performance net of expenses generally exceeded its then-primary external benchmark, the MSCI EAFE Value Index, and the new benchmark for the Fund (effective July 1, 2008), the MSCI World Ex. U.S. Value Index. The Independent Trustees noted that the Fund would be expected to generate returns very close to the applicable benchmark index, adjusted for Fund expenses, and noted with approval that the Fund was tracking its asset class faithfully. It was also noted that the Fund's short-term and long-term performance over an 8-year period ranked highly within its Lipper peer group and exceeded the Lipper International Multi-Cap Value Index.

(g)  For the SA International Small Company Fund, it was noted that the Fund invests substantially all of its assets in the DFA Portfolio. It was noted that the DFA Portfolio's short-term performance net of expenses exceeded that of its primary external benchmark, the S&P/Citigroup Extended Market Index-EPAC, and the new benchmark for the Fund (effective July 1, 2008), the MSCI World Ex. U.S. Small Cap Index, while the Fund's performance lagged slightly behind these indices. The Independent Trustees noted that the Fund (and the DFA Portfolio) would be expected to generate returns very close to the applicable benchmark index, adjusted for Fund expenses, and noted with approval that the Fund (and the DFA Portfolio) was tracking its asset class faithfully. It was also noted that within its Lipper peer group, the Fund ranked highly and exceeded the Lipper International Small/Mid-Cap Core Index on a 5- and 6-year basis with slight underperformance in the past four years.

(h)  For the SA Emerging Markets Value Fund, which commenced operations in May 2007, it was noted that the Fund underperformed in comparison to its primary benchmark, the MSCI Emerging Markets Value Index, in 2007, but outperformed it in 2008. The Independent Trustees noted that the Fund would be expected to generate returns very close to this benchmark, adjusted for Fund expenses, and noted with approval that the Fund was tracking its asset class faithfully. It was also noted that the Fund lacked the long-term performance history to measure against its peers in the real estate securities market over the long term.

(i)  For the SA Global Fixed Income Fund, it was noted that the Fund underperformed in comparison to its then-primary benchmark, Lehman Brothers Aggregate Bond Index, but was closer in performance in comparison to its new benchmark (effective July 1, 2008), Citigroup World Government Bond Index 1-5 Years Currency Hedged U.S. Dollar. The Independent Trustees

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

noted that the Fund would be expected to generate returns very close to its new benchmark index, adjusted for Fund fees, and noted with approval that the Fund was tracking its asset class faithfully. The Independent Trustees considered the Fund's relative underperformance against the index, but also noted the Fund's positive absolute performance since inception.

(j)  For the SA U.S. Fixed Income Fund, which commenced operations in May 2007, it was noted that the Fund had underperformed in comparison to its primary external benchmark, the Merrill Lynch US Corporate/Government Index 1-3 Years. The Independent Trustees noted that the Fund would be expected to generate returns very close to this benchmark, adjusted for Fund fees, and noted with approval that the Fund was tracking its asset class faithfully. The Independent Trustees considered the Fund's relative underperformance against the Index, also noting the Fund's positive absolute performance since inception.

3.  The extent to which the Adviser and the Sub-Adviser may realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund investors.

(a)  The Independent Trustees considered the growth rates in the Funds' assets. In this regard, they noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level basis, and not Fund by Fund. The Independent Trustees noted that although the Funds do not have advisory fee breakpoints, the Adviser has contractually agreed to waive its advisory fees and/or reimburse each of the Funds for certain expenses so that each Fund does not exceed its operating expense limitation and had taken steps to reduce Fund operating expenses. In considering potential economies of scale, the Independent Trustees noted that the Adviser and Sub-Adviser were still subsidizing certain operations of the Trust. It was further noted that the Adviser had recouped only a portion of the amounts previously waived under the expense limitation arrangements. It was further noted that the Adviser had added additional Funds to the Trust in order to broaden the asset classes available to shareholders. Therefore the Independent Trustees concluded that any economies of scale generated at current asset levels were being effectively shared with shareholders.

4.  The profits and other benefits to be realized by the Adviser and the Sub-Adviser from their relationship with the Trust.

(a)  The Independent Trustees reviewed information provided by the Adviser and the Sub-Adviser regarding their financial stability and the profitability attributable to their respective agreements with the Funds collectively. The Independent Trustees discussed the fact that the Funds operate in an integrated manner as a set of asset allocation vehicles and that, for that reason, Fund-by-Fund profitability with respect to the Adviser was not as relevant to their determinations, although approximate profitability could be derived from the financial information presented.

(b)  The Independent Trustees considered other benefits derived by the Adviser from its relationship with the Funds, including amounts received by the Adviser for the provision of certain shareholder services and administrative services to the Funds. With respect to the Sub-Adviser, the Independent Trustees also considered the profitability rates reported by the Sub-Adviser and the Sub-Adviser's use of soft dollars, and noted that the Adviser does not receive any soft dollar benefits from the Funds.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

(c)  After such review, the Independent Trustees concluded that to the extent the Adviser's and Sub-Adviser's relationships with the Funds had been profitable during the period for which information was provided, the profitability was in no case such as to render the advisory and sub-advisory fees excessive.

5.  The Management fees and expense ratios of the Funds.

(a)  The Independent Trustees considered the gross management fee rates charged by the Adviser and the Sub-Adviser, as well as the effective management fee rates after taking into consideration the Funds' expense limitation arrangements with the Adviser and the Sub-Adviser.

(b)  In considering the advisory fees and total fees and expenses of each Fund, the Board reviewed comparisons to other similar funds and comparisons to the fees and expenses of other types of clients, including a report prepared by Lipper on the expense levels of the Funds as compared to mutual funds in each Fund's relevant peer group, as determined by Lipper. In this regard, the Independent Trustees evaluated (i) the expenses of the Funds compared with other mutual funds of similar investment objectives and size and (ii) the advisory fees paid to the Adviser (direct and indirect fees) and Sub-Adviser and how they compared to management fees paid by other mutual funds of similar investment objectives and size.

(c)  For the SA U.S. Market Fund, SA US Value Fund, SA U.S. Small Company Fund, SA Real Estate Fund, SA International Small Company Fund, SA U.S. Fixed Income Fund and SA Emerging Markets Value Fund, it was noted that each Fund's actual expense ratio was generally at or below the median expense ratio of its peer funds when 12b-1/non-12b-1 service fees were excluded from the peer fund universe. For the SA Global Fixed Income Fund and SA International Value Fund, it was noted that each Fund's actual expense ratio was slightly higher than the median of the peer funds when 12b-1/non-12b-1 service fees were excluded from the peer fund universe. Although the Independent Trustees regarded total expenses as more relevant to shareholders generally, the Independent Trustees also examined the advisory expenses in isolation and noted that advisory fees charged to the Funds, after the application of the expense cap, were equal to or lower than the advisory fees for other mutual funds in their Lipper peer group.

(d)  The Board also compared the Funds' fees and expenses with those of the Adviser's remaining separate accounts, noting that the Funds' expenses appeared to be generally lower than such accounts, notwithstanding the fact that the services and structures applicable to those accounts were substantially different and in some cases less demanding than those applicable to the Funds. In assessing the fees charged by the Sub-Adviser, the Independent Trustees noted that these fees appeared to be low on a relative and absolute basis, and further took into consideration that these fees were negotiated fees that reflected an arm's length negotiation between the Adviser and the Sub-Adviser.

(e)  Based on this information, the Independent Trustees concluded that the fees charged by the Adviser and the Sub-Adviser are fair and reasonable in relation to the services each provides to the Funds.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

6.  The Independent Trustees also considered their own respective experience and qualifications and their understanding of the information they had been provided by the Adviser and the Sub-Adviser. The Independent Trustees noted that they, as Independent Trustees, on a regular basis had access to, and received advice from, independent legal counsel.

7.  The Independent Trustees also considered the changing climate in the financial services industry; the risks assumed by the Adviser and Sub-Adviser in complying with investment restrictions, expense limitations and tax laws; the entrepreneurial risks undertaken by the Adviser in sponsoring the Trust and adding new Funds to the Trust, the volatility of the financial markets and, thus, of management fee income; the compensation of the Adviser and the Sub-Adviser and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations.

In executive session with counsel, the Independent Trustees discussed the role of the Funds as asset allocation tools and as a means by which retail-level investors could access the investment services offered by the Sub-Adviser. The Independent Trustees also discussed the role of the Adviser in monitoring the Funds' effectiveness in this regard and the value added by the Adviser in ensuring that the Funds provided the type of comprehensive asset allocation investment program that shareholders were expecting to receive at reasonable cost levels. They also discussed asset growth and economies of scale, which, together with fee waivers and investment by the Adviser of its own profits, were facilitating fee and/or expense reductions.

Approval

No single factor was determinative of the Board's decision to approve the continuance of the Agreements, but rather the Independent Trustees based their determination on the total mix of information available to them at the Meeting and throughout the year as well as information prepared specifically in connection with their review of the Agreements and were advised by independent counsel. After considering the factors described above, the Independent Trustees concluded that the terms of the Agreements were fair and reasonable to each Fund, and that each Fund's shareholders received reasonable value in return for the advisory and sub-advisory fees paid. The Board therefore determined that the continuance of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Funds would be in the best interests of each Fund.

SA Funds

TAX INFORMATION NOTICE (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for their fiscal year ended June 30, 2008:

Foreign Tax Credits — The SA International Value Fund and the SA Emerging Markets Value Fund have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended June 30, 2008, the total amount that will be passed through to shareholders and the foreign source income for information reporting purposes will be $2,566,555 and $63,992 (all of which represents taxes withheld) and $28,333,174 and $1,170,031, respectively.

Capital Gains Distributions — On December 20, 2007 the following Funds declared a long term capital gain distribution in the following amounts:

Fund	Long Term Capital Gain Distribution Amount
SA U.S. Market Fund	$5,958,694
SA U.S. Value Fund	8,187,985
SA U.S. Small Company Fund	30,109,002
SA International Value Fund	76,045,168
SA International Small Company Fund	8,763,944
SA Real Estate Securities Fund	122,273

Corporate Dividends Received Reduction — The following Funds paid distributions from ordinary income that qualify for the corporate dividend received deduction. The percentage that qualifies is noted below:

SA U.S. Value Fund	100%
SA U.S. Market Fund	100%
SA U.S. Small Company Fund	100%

Qualified Dividend Income — For the fiscal year ended June 30, 2008 certain dividends paid by the Funds may be designated as qualified dividend income and subject to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2008 Form 1099-DIV.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

STRIP  Separate Trading of Registered Interest and Principal of Securities

PLC  Public Liability Company

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan, and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of November 30, 2007 and/or June 30, 2008.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLE

International Small Company Portfolio**	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$958.80	0.55%	$2.68
Hypothetical 5% Annual Return	$1,000.00	$1,022.33	0.55%	$2.77

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

Affiliated Investment Company	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2008
(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,815,818,600
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,174,098,179
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		920,010,957
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		827,232,158
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		446,392,097
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,678,791,154)		5,183,551,991
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 07/01/08 (Collateralized by $39,255,000 FNMA 3.500%, 03/25/33, valued at $6,511,840) to be repurchased at $6,415,346 (Cost $6,415,000)	$6,415	6,415,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,685,206,154)^		$5,189,966,991

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
November 30, 2007

INTERNATIONAL SMALL COMPANY PORTFOLIO

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,996,779,712
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,252,331,969
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,075,063,127
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,025,086,822
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		206,487,470
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,102,919,957)		5,555,749,100
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $49,625,000 FNMA 6.50%, 10/01/37, valued at $50,675,219) to be repurchased at $49,944,473 (Cost $49,926,000)	$49,926	49,926,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,152,845,957)		$5,605,675,100

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$5,183,552
Temporary Cash Investment at Value	6,415
Cash	15
Receivables Fund Shares Sold	20,437
Prepaid Expenses and Other Assets	81
Total Assets	5,210,500
LIABILITIES:
Payables:
Fund Shares Redeemed	3,576
Due to Advisor	1,782
Accrued Expenses and Other Liabilities	197
Total Liabilities	5,555
NET ASSETS	$5,204,945
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	304,327,630
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$17.10
Investments in Affiliated Investment Companies at Cost	$4,678,791
Temporary Cash Investment at Cost	$6,415
NET ASSETS CONSIST OF:
Paid-In Capital	$4,473,854
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(3,369)
Accumulated Net Realized Gain (Loss)	229,670
Net Unrealized Foreign Exchange	29
Net Unrealized Appreciation (Depreciation)	504,761
NET ASSETS	$5,204,945
(1) NUMBER OF SHARES AUTHORIZED	550,000,000	*

*  500,000,000 are authorized for the Institutional Share class. 25,000,000 are authorized for each R1 and R2 Share class. As of June 30, 2008 R1 and R2 Share class has not commenced operations.

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2007

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$5,555,749
Temporary Cash Investments at Value	49,926
Cash	15
Receivables:
Interest	6
Fund Shares Sold	2,288
Prepaid Expenses and Other Assets	35
Total Assets	5,608,019
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	1,857
Fund Shares Redeemed	6,833
Due to Advisor	1,889
Accrued Expenses and Other Liabilities	231
Total Liabilities	10,810
NET ASSETS	$5,597,209
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	269,159,686
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$20.80
Investments in Affiliated Investment Companies at Cost	$4,102,920
Temporary Cash Investments at Cost	$49,926
NET ASSETS CONSIST OF:
Paid-In Capital	$3,821,823
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	6,151
Accumulated Net Realized Gain (Loss)	316,058
Net Unrealized Foreign Exchange	348
Net Unrealized Appreciation (Depreciation)	1,452,829
NET ASSETS	$5,597,209
(1) NUMBER OF SHARES AUTHORIZED	550,000,000

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2007

(Amounts in thousands)

Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $6,923)	$116,289
Interest	886
Income from Securities Lending	20,303
Expenses	(7,403)
Total Net Investment Income Received from Affiliated Investment Companies	130,075
Fund Investment Income
Interest	391
Total Fund Investment Income	391
Fund Expenses
Administrative Services Fees	21,375
Accounting & Transfer Agent Fees	85
Filing Fees	96
Shareholders' Reports	113
Directors'/Trustees' Fees & Expenses	49
Legal Fees	53
Audit Fees	19
Other	19
Total Expenses	21,809
Net Investment Income (Loss)	108,657
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	331,045
Foreign Currency Transactions	1,035
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	162,772
Translation of Foreign Currency Denominated Amounts	160
Net Realized and Unrealized Gain (Loss)	495,012
Net Increase (Decrease) in Net Assets Resulting from Operations	$603,669

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's respective Master Funds (Affiliated Investment Companies).

See accompanying notes to financial statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  INTERNATIONAL SMALL COMPANY PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$108,657	$76,419
Net Realized Gain (Loss) on:
Investment Securities Sold	331,045	164,696
Foreign Currency Transactions	1,035	(124)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	162,772	653,248
Translation of Foreign Currency Denominated Amounts	160	329
Net Increase (Decrease) in Net Assets Resulting from Operations	603,669	894,568
Distributions From:
Net Investment Income	(114,210)	(72,041)
Net Short-Term Gains	(28,033)	(13,690)
Net Long-Term Gains	(129,328)	(118,813)
Total Distributions	(271,571)	(204,544)
Capital Share Transactions (1):
Shares Issued	1,085,538	1,415,453
Shares Issued in Lieu of Cash Distributions	258,985	194,947
Shares Redeemed	(625,483)	(479,584)
Net Increase (Decrease) from Capital Share Transactions	719,040	1,130,816
Total Increase (Decrease) in Net Assets	1,051,138	1,820,840
Net Assets
Beginning of Period	4,546,071	2,725,231
End of Period	$5,597,209	$4,546,071
(1) Shares Issued and Redeemed:
Shares Issued	52,082	80,962
Shares Issued in Lieu of Cash Distributions	13,230	11,924
Shares Redeemed	(30,074)	(27,283)
	35,238	65,603
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$6,151	$11,888

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$19.43	$16.19	$14.12	$11.00	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.43	(A)	0.36	(A)	0.31	(A)	0.22	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	2.07	4.02	2.38	3.24	3.57
Total From Investment Operations	2.50	4.38	2.69	3.46	3.73
Less Distributions
Net Investment Income	(0.46)	(0.36)	(0.29)	(0.34)	(0.14)
Net Realized Gains	(0.67)	(0.78)	(0.33)	—	—
Total Distributions	(1.13)	(1.14)	(0.62)	(0.34)	(0.14)
Net Asset Value, End of Period	$20.80	$19.43	$16.19	$14.12	$11.00
Total Return	13.29%	28.51%	19.74%	32.10%	51.28%
Net Assets, End of Period (thousands)	$5,597,209	$4,546,071	$2,725,231	$1,658,184	$909,887
Ratio of Expenses to Average Net Assets (D)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Net Investment Income to Average Net Assets	2.03%	2.04%	2.05%	1.82%	1.97%

See Page 125 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2007

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The International Small Company Portfolio (the "Portfolio") is one of the Fund's forty-nine operational portfolios and is included in this report.

The Portfolio is a Fund of Funds that invests in five Series of The DFA Investment Trust Company (the "Master Funds"):

Portfolio	Master Funds	Percentage Ownership at 11/30/07
International Small Company Portfolio	The Japanese Small Company Series	84%

	The Asia Pacific Small Company Series	85%

	The United Kingdom Small Company Series	93%

	The Continental Small Company Series	89%

	The Canadian Small Company Series	97%

The Portfolio also invests in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equtiy Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses, on a daily basis, from its respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio receives an allocation of such taxes when the related income or capital gains are earned by the Master Funds or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Any taxes accrued by the Master Funds are allocated to the Portfolio based on its pro-rata share.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the year ended November 30, 2007, the Portfolio's administrative services fee was accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses the Portfolio bears as a shareholder of the master funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect through April 1, 2008, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended November 30, 2007, there were no fees waived subject to future recovery by the Advisor.

The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of the Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2007, the total related amounts paid by the Fund to the CCO were $157 (in thousands). The total related amounts paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees was $106 (in thousands) and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities.

E.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$15,432	$(60)	$(15,372)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$90,178	$123,568	$213,746
2007	147,606	139,397	287,003

The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$5,363	$10,069	$15,432

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$59,881	$279,890	$339,771

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards available to offset future realized capital gains

Some of the investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains allocated to the Portfolio are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the Portfolio had received allocations of unrealized appreciation (depreciation) (mark to market) and realized gains from its Master Funds on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

Mark to Market	Realized Gains
$17,298	$8,939

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$4,170,302	$1,714,906	$(279,533)	$1,435,373

F.  Financial Instruments:

In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest, either directly or indirectly through its investment in its corresponding Master Funds, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

2.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the year ended November 30, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on January 21, 2008.

For the year ended November 30, 2007, borrowings under the line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.98%	$3,299	8	$4	$5,243

There were no outstanding borrowings by the Portfolio under the line of credit at November 30, 2007.

H.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

J.  Other:

At November 30, 2007, there were two shareholders that held approximately 51% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of International Small Company Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLES

	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$961.90	0.13%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.41	0.13%	$0.67
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,111.00	0.15%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.15%	$0.78

	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$878.70	0.12%	$0.59
Hypothetical 5% Annual Return	$1,000.00	$1,024.44	0.12%	$0.63
The Continental Small Company Series
Actual Fund Return	$1,000.00	$941.80	0.14%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.37	0.14%	$0.71
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$965.00	0.24%	$1.20
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.24%	$1.23

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The Japanese Small Company Series	22.3%	9.7%	1.5%	9.6%	4.4%	27.5%	12.5%	11.5%	—	—	0.7%	0.3%	100.0%
The Asia Pacific Small Company Series	19.3%	3.8%	7.9%	14.1%	5.3%	20.9%	4.6%	19.5%	0.8%	1.5%	2.2%	0.1%	100.0%
The United Kingdom Small Company Series	15.3%	4.6%	9.1%	12.0%	3.3%	36.2%	11.5%	3.5%	2.9%	0.9%	0.7%	—	100.0%
The Continental Small Company Series	16.9%	7.0%	3.2%	15.2%	7.9%	28.4%	9.6%	8.6%	0.1%	0.5%	2.5%	0.1%	100.0%
The Canadian Small Company Series	11.1%	3.9%	22.9%	6.0%	6.1%	8.8%	7.8%	31.9%	—	—	1.4%	0.1%	100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (75.7%)
Consumer Discretionary — (16.5%)
Exedy Corp.	123,700	$3,260,358	0.2%
Kayaba Industry Co., Ltd.	745,000	3,239,077	0.2%
# Matsuya Co., Ltd.	184,600	3,465,572	0.3%
Nissan Shatai Co., Ltd.	524,300	4,111,104	0.3%
Parco Co., Ltd.	278,300	3,469,652	0.3%
Sumitomo Forestry Co., Ltd.	452,966	3,737,981	0.3%
Other Securities		280,012,348	19.9%
Total Consumer Discretionary		301,296,092	21.5%
Consumer Staples — (7.5%)
Heiwado Co., Ltd.	204,100	3,196,015	0.2%
# Itoham Foods, Inc.	711,800	3,521,983	0.3%
# Snow Brand Milk Products Co., Ltd.	924,500	3,341,614	0.2%
*# The Maruetsu, Inc.	428,000	3,613,265	0.3%
Other Securities		122,963,632	8.8%
Total Consumer Staples		136,636,509	9.8%
Energy — (1.1%)
# Modec, Inc.	127,400	4,156,083	0.3%
Other Securities		15,829,477	1.1%
Total Energy		19,985,560	1.4%
Financials — (7.5%)
Fuyo General Lease Co., Ltd.	108,000	3,409,006	0.2%
Kiyo Holdings, Inc.	2,193,900	3,516,596	0.3%
Shikoku Bank, Ltd.	762,000	3,202,365	0.2%
# The Bank of Iwate, Ltd.	65,000	3,886,339	0.3%
Toho Bank, Ltd.	780,200	3,346,227	0.2%
Yamagata Bank, Ltd.	600,500	3,523,934	0.3%
Other Securities		117,257,440	8.4%
Total Financials		138,141,907	9.9%
Health Care — (3.8%)
Kaken Pharmaceutical Co., Ltd.	397,000	3,307,612	0.2%
# Kissei Pharmaceutical Co., Ltd.	191,500	4,273,619	0.3%
Miraca Holdings, Inc.	152,400	3,651,207	0.3%
# Mochida Pharmaceutical Co., Ltd.	419,900	4,598,135	0.3%
# Nipro Corp.	206,100	3,497,996	0.3%
Rohto Pharmaceutical Co., Ltd.	389,600	4,456,014	0.3%
Other Securities		45,156,699	3.2%
Total Health Care		68,941,282	4.9%
Industrials — (21.3%)
Asahi Pretec Corp.	123,650	3,854,734	0.3%
Chudenko Corp.	214,900	3,378,595	0.2%
Daiseki Co., Ltd.	151,263	4,812,967	0.3%
# Fukuyama Transporting Co., Ltd.	936,400	3,248,079	0.2%
# GS Yuasa Corp.	1,120,000	5,370,073	0.4%
Hanwa Co., Ltd.	745,000	4,607,477	0.3%
Hitachi Transport System, Ltd.	349,600	4,421,260	0.3%
Kyowa Exeo Corp.	354,000	3,284,979	0.2%
# Meitec Corp.	135,600	3,845,544	0.3%
# Miura Co., Ltd.	145,200	3,414,074	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Nippon Konpo Unyu Soko Co., Ltd.	253,000	$3,232,985	0.2%
Toyo Engineering Corp.	645,400	4,155,146	0.3%
# Tsubakimoto Chain Co.	594,700	3,464,411	0.3%
Other Securities		339,693,047	24.3%
Total Industrials		390,783,371	27.9%
Information Technology — (8.8%)
Hitachi Information Systems, Ltd.	147,100	3,435,237	0.3%
Hitachi Software Engineering Co., Ltd.	190,300	4,193,312	0.3%
# Hosiden Corp.	249,600	5,323,086	0.4%
* IT Holdings Corp.	300,901	6,050,041	0.4%
# Koei Co., Ltd.	238,700	3,216,797	0.2%
Other Securities		139,696,437	10.0%
Total Information Technology		161,914,910	11.6%
Materials — (8.7%)
# Daio Paper Corp.	435,500	3,526,091	0.3%
Kureha Corp.	644,500	3,894,350	0.3%
Nifco, Inc.	167,100	3,951,677	0.3%
Nihon Parkerizing Co., Ltd.	235,000	3,823,578	0.3%
Nippon Denko Co., Ltd.	382,000	4,402,140	0.3%
# Nippon Paint Co., Ltd.	779,200	3,372,506	0.2%
NOF Corp.	719,000	3,429,750	0.2%
Toagosei Co., Ltd.	921,000	3,399,441	0.2%
Yodogawa Steel Works, Ltd.	641,500	3,314,509	0.2%
Other Securities		125,768,683	9.0%
Total Materials		158,882,725	11.3%
Utilities — (0.5%)
Total Utilities		9,258,230	0.7%
TOTAL COMMON STOCKS		1,385,840,586	99.0%
RIGHTS/WARRANTS — (0.0%)
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 07/01/08 (Collateralized by $2,715,000 FNMA 5.00%, 06/01/22, valued at $2,286,827) to be repurchased at $2,251,121	$2,251	2,251,000	0.1%
SECURITIES LENDING COLLATERAL — (24.2%)
@ DFA Short Term Investment Fund LP	97,511	97,511,069	7.0%
@ Repurchase Agreement, Barclays Capital, Inc. 2.70%, 07/01/08 (Collateralized by $256,975,000 FNMA 4.050%, 02/28/13, valued at $258,736,564) to be repurchased at $253,682,124	253,663	253,663,099	18.1%
@ Repurchase Agreement, Deutsche Bank Securities 2.70%, 07/01/08 (Collateralized by $112,807,381 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 08/01/35 to 03/01/38 & FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 10/01/22 to 05/01/37, valued at $92,673,285) to be repurchased at $90,862,975	90,856	90,856,161	6.5%
TOTAL SECURITIES LENDING COLLATERAL		442,030,329	31.6%
TOTAL INVESTMENTS — (100.0%) (Cost $2,052,491,544)^		$1,830,121,915	130.7%

See accompanying notes to financial statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (47.0%)
COMMON STOCKS — (47.0%)
# ABB Grain, Ltd.	773,931	$6,153,561	0.6%
Adelaide Brighton, Ltd.	1,665,138	5,980,343	0.6%
Ansell, Ltd.	722,409	6,414,169	0.7%
# APA Group	1,802,626	4,503,500	0.5%
* Aquila Resources, Ltd.	581,039	9,216,233	0.9%
#* Arrow Energy NL	2,791,043	9,825,672	1.0%
#* Austar United Communications, Ltd.	4,263,702	4,577,781	0.5%
# Australian Infrastructure Fund	2,125,826	4,528,871	0.5%
* Australian Worldwide Exploration, Ltd.	2,316,376	9,236,848	0.9%
# Bank of Queensland, Ltd.	646,449	8,056,002	0.8%
Beach Petroleum, Ltd.	4,928,687	6,314,760	0.6%
Bendigo Bank, Ltd.	590,964	6,192,898	0.6%
# Bradken, Ltd.	531,126	4,374,058	0.5%
Campbell Brothers, Ltd.	233,818	6,113,372	0.6%
# Centennial Coal Co., Ltd.	1,503,586	8,043,724	0.8%
# ConnectEast Group	6,563,560	5,410,771	0.6%
# David Jones, Ltd.	2,494,873	6,728,793	0.7%
Downer EDI, Ltd.	1,575,768	10,350,309	1.1%
# DUET Group	2,740,293	6,796,996	0.7%
#* Energy World Corp., Ltd.	4,711,617	5,288,679	0.5%
Felix Resources, Ltd.	632,630	10,296,311	1.1%
# FKP Property Group	1,187,789	5,578,286	0.6%
# Flight Centre, Ltd.	275,063	4,400,403	0.5%
# Gunns, Ltd.	2,048,449	4,674,351	0.5%
# Iluka Resources, Ltd.	1,969,862	8,926,411	0.9%
Incitec Pivot, Ltd.	60,649	10,739,266	1.1%
JB Hi-Fi, Ltd.	456,439	4,573,989	0.5%
# MacArthur Coal, Ltd.	750,573	12,115,410	1.2%
# MacMahon Holdings, Ltd.	2,663,027	4,239,705	0.4%
#* Midwest Corp., Ltd.	926,668	5,708,089	0.6%
# Monadelphous Group, Ltd.	375,483	4,719,187	0.5%
* Mount Gibson Iron, Ltd.	3,182,221	9,463,529	1.0%
#* Murchison Metals, Ltd.	1,501,421	4,229,694	0.4%
New Hope Corp., Ltd.	3,394,700	17,379,129	1.8%
Pacific Brands, Ltd.	2,599,981	4,424,340	0.5%
* PanAust, Ltd.	7,257,513	7,046,005	0.7%
* Portman, Ltd.	622,748	10,163,666	1.0%
# Reece Australia, Ltd.	244,737	4,934,641	0.5%
#* Riversdale Mining, Ltd.	789,786	8,918,512	0.9%
#* Silex System, Ltd.	590,711	4,503,393	0.5%
#* Sino Gold Mining, Ltd.	991,696	5,486,064	0.6%
Straits Resources, Ltd.	897,132	5,872,598	0.6%
# United Group, Ltd.	468,000	5,525,576	0.6%
#* Western Areas NL	694,336	6,833,594	0.7%
Other Securities		311,348,481	31.5%
TOTAL COMMON STOCKS		616,207,970	62.9%
PREFERRED STOCKS — (0.0%)
Other Securities		592,106	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		5,789	0.0%
TOTAL — AUSTRALIA		616,805,865	63.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (13.2%)
COMMON STOCKS — (13.2%)
#* Fushan International Energy Group, Ltd.	5,614,000	$4,325,267	0.5%
Other Securities		168,164,757	17.1%
TOTAL COMMON STOCKS		172,490,024	17.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		237,608	0.0%
TOTAL — HONG KONG		172,727,632	17.6%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,948	0.0%
NEW ZEALAND — (3.4%)
COMMON STOCKS — (3.4%)
# Fisher & Paykel Healthcare Corp.	2,557,184	4,578,993	0.5%
Sky City Entertainment Group, Ltd.	1,915,616	4,467,294	0.5%
Other Securities		35,318,654	3.5%
TOTAL — NEW ZEALAND		44,364,941	4.5%
SINGAPORE — (9.9%)
COMMON STOCKS — (9.9%)
# Keppel Telecommunications and Transportation, Ltd.	1,982,800	7,851,045	0.8%
Singapore Post, Ltd.	6,425,900	5,200,814	0.5%
SMRT Corp., Ltd.	3,293,000	4,509,955	0.5%
Other Securities		111,795,130	11.4%
TOTAL COMMON STOCKS		129,356,944	13.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		55,360	0.0%
TOTAL — SINGAPORE		129,412,304	13.2%
		Value†
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		129,938	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 07/01/08 (Collateralized by $6,830,000 FNMA 5.00%, 06/01/22, valued at $5,752,864) to be repurchased at $5,666,305	$5,666	5,666,000	0.6%
SECURITIES LENDING COLLATERAL — (26.1%)
@ DFA Short Term Investment Fund LP	84,965	84,964,765	8.7%
@ Repurchase Agreement, Deutsche Bank Securities 2.70%, 07/01/08 (Collateralized by $2,029,491 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 04/01/21 to 10/01/37, valued at $1,721,548) to be repurchased at $1,687,919	1,688	1,687,792	0.2%
@ Repurchase Agreement, Greenwich Capital Markets 2.60%, 07/01/08 (Collateralized by $276,194,724 FNMA 5.000%, maturities ranging from 01/01/23 to 06/01/38, valued at $261,121,701) to be repurchased at $256,018,489	256,000	256,000,000	26.1%
TOTAL SECURITIES LENDING COLLATERAL		342,652,557	35.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,174,486,203)^		$1,311,763,185	133.9%

See accompanying notes to financial statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (94.9%)
Consumer Discretionary — (15.5%)
Game Group P.L.C.	1,483,227	$8,555,591	0.9%
Taylor Nelson Sofres P.L.C.	1,742,993	8,038,322	0.8%
United Business Media P.L.C.	766,864	8,272,004	0.8%
Other Securities		134,615,594	13.6%
Total Consumer Discretionary		159,481,511	16.1%
Consumer Staples — (3.5%)
Total Consumer Staples		36,622,133	3.7%
Energy — (9.2%)
* Dana Petroleum P.L.C.	335,727	12,664,078	1.3%
Expro International Group P.L.C.	430,747	13,856,314	1.4%
Hunting P.L.C.	477,489	8,331,561	0.8%
JKX Oil and Gas P.L.C.	592,186	6,163,441	0.6%
* Premier Oil P.L.C.	329,638	10,781,227	1.1%
*# Soco International P.L.C.	289,649	11,426,690	1.2%
* UK Coal P.L.C.	590,118	6,520,790	0.7%
Venture Production P.L.C.	455,259	7,852,350	0.8%
Other Securities		17,397,165	1.7%
Total Energy		94,993,616	9.6%
Financials — (14.2%)
Aberdeen Asset Management P.L.C.	2,541,237	6,664,295	0.7%
Amlin P.L.C.	1,639,622	8,142,623	0.8%
Catlin Group, Ltd.	919,555	6,385,204	0.6%
# Henderson Group P.L.C.	3,020,595	6,569,761	0.7%
Hiscox, Ltd.	1,579,968	6,520,488	0.7%
IG Group Holdings P.L.C.	1,189,807	7,791,466	0.8%
Intermediate Capital Group P.L.C.	307,895	8,265,335	0.8%
Provident Financial P.L.C.	412,717	6,500,044	0.7%
Other Securities		89,733,607	9.0%
Total Financials		146,572,823	14.8%
Health Care — (2.9%)
SSL International P.L.C.	766,671	6,799,311	0.7%
Other Securities		22,745,484	2.3%
Total Health Care		29,544,795	3.0%
Industrials — (34.1%)
Aggreko P.L.C.	573,239	8,343,575	0.8%
Arriva P.L.C.	668,219	9,074,592	0.9%
Atkins WS P.L.C.	437,924	9,263,229	0.9%
Babcock International Group P.L.C.	877,825	10,691,057	1.1%
Carillion P.L.C.	1,537,838	10,142,036	1.0%
Charter P.L.C.	626,781	10,788,379	1.1%
Chemring Group P.L.C.	132,581	6,219,514	0.6%
Cookson Group P.L.C.	804,036	10,002,429	1.0%
Davis Service Group P.L.C.	689,742	6,116,576	0.6%
De La Rue P.L.C.	621,139	10,995,206	1.1%
Enodis P.L.C.	1,614,673	10,197,832	1.0%
Forth Ports P.L.C.	184,302	6,353,085	0.6%
Go-Ahead Group P.L.C.	175,345	6,437,909	0.7%
Homeserve P.L.C.	234,574	7,873,397	0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IMI P.L.C.	925,815	$7,995,002	0.8%
Intertek Group P.L.C.	605,784	11,865,758	1.2%
National Express Group P.L.C.	420,056	7,923,877	0.8%
* Qinetiq P.L.C.	1,739,399	7,119,685	0.7%
Regus Group P.L.C.	3,802,559	6,113,250	0.6%
Spirax-Sarco Engineering P.L.C.	313,271	6,670,761	0.7%
The Weir Group P.L.C.	649,063	12,068,548	1.2%
Ultra Electronics Holdings P.L.C.	274,839	6,498,323	0.7%
VT Group P.L.C.	696,523	8,751,162	0.9%
Other Securities		153,666,659	15.6%
Total Industrials		351,171,841	35.4%
Information Technology — (10.6%)
ARM Holdings P.L.C.	4,364,320	7,367,673	0.8%
Aveva Group P.L.C.	283,341	8,653,823	0.9%
Halma P.L.C.	1,529,292	6,458,971	0.7%
Misys P.L.C.	2,039,600	6,035,360	0.6%
Rotork P.L.C.	362,996	7,893,330	0.8%
Spectris P.L.C.	499,879	7,080,094	0.7%
Other Securities		65,814,690	6.5%
Total Information Technology		109,303,941	11.0%
Materials — (3.4%)
Croda International P.L.C.	498,679	6,329,934	0.6%
Other Securities		28,905,909	2.9%
Total Materials		35,235,843	3.5%
Telecommunication Services — (0.9%)
Total Telecommunication Services		9,297,431	0.9%
Utilities — (0.6%)
Total Utilities		6,147,634	0.6%
TOTAL COMMON STOCKS		978,371,568	98.6%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		290,756	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 07/01/08 (Collateralized by $5,315,000 FNMA 5.00%, 06/01/22, valued at $4,476,790) to be repurchased at $4,407,237	$4,407	4,407,000	0.5%
SECURITIES LENDING COLLATERAL — (4.7%)
@ DFA Short Term Investment Fund LP	11,158	11,157,656	1.1%
@ Repurchase Agreement, Deutsche Bank Securities 2.70%, 07/01/08 (Collateralized by $49,050,364 FHLMC, rates ranging from 4.000% to 6.500%, maturities ranging from 03/01/22 to 07/01/37, valued at $37,305,970) to be repurchased at $36,577,223	36,574	36,574,480	3.7%
TOTAL SECURITIES LENDING COLLATERAL		47,732,136	4.8%
TOTAL INVESTMENTS — (100.0%) (Cost $948,847,681)^		$1,030,801,460	103.9%

See accompanying notes to financial statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.3%)
COMMON STOCKS — (2.3%)
Andritz AG	107,548	$6,745,895	0.3%
Other Securities		52,325,540	2.6%
TOTAL — AUSTRIA		59,071,435	2.9%
BELGIUM — (3.3%)
COMMON STOCKS — (3.3%)
Ackermans & Van Haaren	84,298	8,518,970	0.4%
Bekaert SA	58,440	8,979,022	0.5%
Other Securities		65,394,678	3.2%
TOTAL COMMON STOCKS		82,892,670	4.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		9,689	0.0%
TOTAL — BELGIUM		82,902,359	4.1%
DENMARK — (2.4%)
COMMON STOCKS — (2.4%)
Other Securities		61,032,572	3.0%
FINLAND — (5.3%)
COMMON STOCKS — (5.3%)
Elisa Oyj	310,427	6,478,989	0.3%
KCI Konecranes Oyj	251,100	10,310,010	0.5%
# Nokian Renkaat Oyj	377,280	17,895,186	0.9%
YIT Oyj	294,795	7,361,319	0.4%
Other Securities		94,109,635	4.6%
TOTAL — FINLAND		136,155,139	6.7%
FRANCE — (10.8%)
COMMON STOCKS — (10.8%)
Arkema	205,315	11,531,705	0.6%
# Bourbon SA	151,879	9,400,566	0.5%
# Establissements Maurel et Prom	304,876	7,185,793	0.4%
Nexans SA	95,135	11,659,510	0.6%
# SCOR SE	276,843	6,303,707	0.3%
* UbiSoft Entertainment SA	100,941	8,827,505	0.4%
# Valeo SA	220,648	7,062,440	0.4%
Other Securities		212,365,594	10.2%
TOTAL COMMON STOCKS		274,336,820	13.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		73,346	0.0%
TOTAL — FRANCE		274,410,166	13.4%
GERMANY — (13.2%)
COMMON STOCKS — (13.2%)
Bilfinger Berger AG	134,277	11,628,949	0.6%
# DVB Bank AG	15,627	6,215,711	0.3%
Lanxess AG	225,235	9,251,305	0.5%
MVV Energie AG	140,767	7,205,999	0.4%
# Norddeutsche Affinerie AG	155,196	8,443,437	0.4%
* Premiere AG	314,084	6,910,963	0.3%
*# QIAGEN NV	566,184	11,373,619	0.6%
*# REpower Systems AG	21,093	7,067,842	0.4%
Rheinmetall AG	110,565	7,982,871	0.4%
Rhoen-Klinikum AG	293,208	9,222,857	0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
* SGL Carbon AG	224,335	$15,641,959	0.8%
# Stada Arzneimittel AG	178,386	12,786,944	0.6%
Wincor Nixdorf AG	115,500	7,972,573	0.4%
Other Securities		213,891,502	10.2%
TOTAL COMMON STOCKS		335,596,531	16.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		135,322	0.0%
TOTAL — GERMANY		335,731,853	16.4%
GREECE — (3.8%)
COMMON STOCKS — (3.8%)
Bank of Greece	60,332	8,787,504	0.4%
Hellenic Technodomiki Tev S.A.	514,981	6,579,118	0.3%
Other Securities		81,436,920	4.0%
TOTAL — GREECE		96,803,542	4.7%
IRELAND — (2.8%)
COMMON STOCKS — (2.8%)
DCC P.L.C.	318,216	7,930,502	0.4%
* Dragon Oil P.L.C.	1,481,861	13,281,231	0.7%
IAWS Group P.L.C.	361,987	9,035,075	0.5%
Other Securities		41,436,775	1.9%
TOTAL — IRELAND		71,683,583	3.5%
ITALY — (6.9%)
COMMON STOCKS — (6.9%)
# Societe Cattolica di Assicurazoni Scrl SpA	163,286	7,168,350	0.4%
Other Securities		167,542,570	8.1%
TOTAL COMMON STOCKS		174,710,920	8.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		53,388	0.0%
TOTAL — ITALY		174,764,308	8.5%
NETHERLANDS — (5.5%)
COMMON STOCKS — (5.5%)
# Aalberts Industries NV	365,614	6,857,355	0.3%
Boskalis Westminster CVA	137,027	7,285,791	0.4%
# Corporate Express NV	441,331	6,362,813	0.3%
Koninklijke Bam Groep NV	428,118	7,513,080	0.4%
Nutreco Holding NV	143,491	9,650,459	0.5%
Sligro Food Group NV	154,740	6,180,737	0.3%
Other Securities		96,225,265	4.6%
TOTAL — NETHERLANDS		140,075,500	6.8%
NORWAY — (3.3%)
COMMON STOCKS — (3.3%)
*# Det Norske Oljeselskap ASA	3,140,200	6,539,686	0.3%
Other Securities		77,247,370	3.8%
TOTAL — NORWAY		83,787,056	4.1%
PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		27,390,843	1.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,776	0.0%
TOTAL — PORTUGAL		27,404,619	1.3%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
# SOS Cuetara SA	356,909	$8,141,324	0.4%
Other Securities		116,468,612	5.7%
TOTAL COMMON STOCKS		124,609,936	6.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		56,429	0.0%
TOTAL — SPAIN		124,666,365	6.1%
SWEDEN — (3.9%)
COMMON STOCKS — (3.9%)
Other Securities		99,132,749	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		249	0.0%
TOTAL — SWEDEN		99,132,998	4.8%
SWITZERLAND — (10.4%)
COMMON STOCKS — (10.3%)
Bank Sarasin & Cie Series B	177,800	7,979,153	0.4%
Bucher Industries AG	33,489	8,794,939	0.4%
Clariant AG	779,419	7,880,314	0.4%
Kuoni Reisen Holding AG	13,594	6,517,266	0.3%
Lonza Group AG	77,056	10,648,991	0.5%
PSP Swiss Property AG	145,325	8,622,426	0.4%
Romande Energie Holding SA	2,839	6,909,839	0.3%
Sulzer AG	65,525	8,278,343	0.4%
Valiant Holding AG	59,231	11,301,316	0.6%
Other Securities		185,164,647	9.1%
TOTAL COMMON STOCKS		262,097,234	12.8%
PREFERRED STOCKS — (0.1%)
Other Securities		1,790,342	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		179,541	0.0%
TOTAL — SWITZERLAND		264,067,117	12.9%
	Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (20.1%)
@ DFA Short Term Investment Fund LP	$138,028	138,027,865	6.8%
@ Repurchase Agreement, Barclays Capital, Inc. 2.70%, 07/01/08 (Collateralized by $102,501,000 FHLMC 4.230%, 05/07/13, valued at $102,883,072) to be repurchased at $100,873,173	100,866	100,865,608	4.9%
@ Repurchase Agreement, Deutsche Bank Securities 2.70%, 07/01/08 (Collateralized by $30,439,454 FHLMC 5.500%, 08/01/35 & 6.500%, 07/01/36 & FNMA, rates ranging from 4.352%(r) to 6.000%, maturities ranging from 11/01/35 to 04/01/38, valued at $277,776,175) to be repurchased at $272,350,008	272,330	272,329,583	13.3%
TOTAL SECURITIES LENDING COLLATERAL		511,223,056	25.0%
TOTAL INVESTMENTS — (100.0%) (Cost $2,065,125,440)^		$2,542,911,668	124.2%

See accompanying notes to financial statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (82.6%)
Consumer Discretionary — (6.6%)
Astral Media, Inc. Class A	151,047	$4,744,567	1.0%
# Corus Entertainment, Inc. Class B	214,300	3,822,808	0.8%
*# RONA, Inc.	341,585	4,113,625	0.9%
Other Securities		24,351,626	5.2%
Total Consumer Discretionary		37,032,626	7.9%
Consumer Staples — (2.9%)
# Rothmans, Inc.	189,100	5,025,606	1.1%
* Saskatchewan Wheat Pool, Inc.	289,900	3,980,190	0.9%
Other Securities		7,617,285	1.6%
Total Consumer Staples		16,623,081	3.6%
Energy — (22.4%)
*# Birchcliff Energy, Ltd.	310,900	4,695,361	1.0%
* Compton Petroleum Corp.	263,500	3,346,401	0.7%
* Crew Energy, Inc.	155,000	2,807,541	0.6%
*# Denison Mines Corp.	559,931	4,892,601	1.0%
* Duvernay Oil Corp.	92,800	5,665,196	1.2%
Ensign Energy Services, Inc.	216,000	4,706,796	1.0%
* Galleon Energy, Inc. Class A	194,437	3,928,020	0.8%
* Iteration Energy, Ltd.	493,700	3,999,178	0.9%
* Nuvista Energy, Ltd.	212,521	3,651,435	0.8%
Savanna Energy Services Corp.	157,813	3,636,957	0.8%
ShawCor, Ltd.	156,200	5,514,563	1.2%
# Trican Well Service, Ltd.	233,271	5,799,176	1.2%
* Uranium One, Inc.	831,900	3,915,975	0.8%
* UTS Energy Corp.	636,800	3,722,005	0.8%
Other Securities		65,767,120	14.2%
Total Energy		126,048,325	27.0%
Financials — (4.5%)
# AGF Management, Ltd. Class B	263,396	5,672,429	1.2%
# Canadian Western Bank	161,500	3,919,903	0.9%
Home Capital Group, Inc.	86,000	3,331,372	0.7%
# Laurentian Bank of Canada	70,200	2,887,308	0.6%
Other Securities		9,487,270	2.0%
Total Financials		25,298,282	5.4%
Health Care — (4.0%)
# Biovail Corp.	448,620	4,368,733	0.9%
* MDS, Inc.	394,908	6,417,207	1.4%
Other Securities		11,747,499	2.5%
Total Health Care		22,533,439	4.8%
Industrials — (6.2%)
Ritchie Brothers Auctioneers, Inc.	118,200	3,191,180	0.7%
Russel Metals, Inc.	179,000	5,303,119	1.1%
* Stantec, Inc.	131,800	3,385,154	0.7%
Toromont Industries, Ltd.	181,500	4,857,443	1.1%
Transcontinental, Inc. Class A	195,228	3,005,864	0.7%
Other Securities		14,972,180	3.2%
Total Industrials		34,714,940	7.5%
Information Technology — (5.9%)
* Celestica, Inc.	601,207	5,058,700	1.1%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
* MacDonald Dettweiler & Associates, Ltd.	88,100	$3,267,571	0.7%
*# Open Text Corp.	145,100	4,643,143	1.0%
Quebecor, Inc. Class B	117,093	3,239,378	0.7%
Other Securities		17,110,274	3.7%
Total Information Technology		33,319,066	7.2%
Materials — (29.0%)
* Eastern Platinum, Ltd.	1,922,190	5,278,152	1.1%
* Eldorado Gold Corp.	779,895	6,646,354	1.4%
* Equinox Minerals, Ltd.	1,247,690	5,432,719	1.2%
* FNX Mining Co., Inc.	240,006	5,672,398	1.2%
# Harry Winston Diamond Corp.	168,600	4,823,048	1.0%
*# HudBay Minerals, Inc.	370,000	5,141,610	1.1%
IAMGOLD Corp.	872,200	5,217,633	1.1%
* Major Drilling Group International, Inc.	65,100	3,192,115	0.7%
Methanex Corp.	166,100	4,694,520	1.0%
Nova Chemicals Corp.	246,100	6,057,772	1.3%
* Pan Amer Silver Corp.	108,100	3,716,766	0.8%
* Quadra Mining, Ltd.	163,350	3,400,922	0.7%
* Silver Standard Resources, Inc.	172,292	4,935,422	1.1%
*# Thompson Creek Metals Company, Inc.	307,000	5,997,293	1.3%
*# Timminco, Ltd.	200,700	5,387,034	1.2%
West Fraser Timber Co., Ltd.	103,216	3,348,421	0.7%
Other Securities		84,478,564	18.1%
Total Materials		163,420,743	35.0%
Telecommunication Services — (0.0%)
Total Telecommunication Services		83,554	0.0%
Utilities — (1.1%)
Total Utilities		5,929,363	1.3%
TOTAL COMMON STOCKS		465,003,419	99.7%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		8,511	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 07/02/08 (Collateralized by $15,050,000 FNMA 5.11%(r), 01/01/36, valued at $10,593,694) to be repurchased at $10,616,144	$10,615	10,615,000	2.3%
SECURITIES LENDING COLLATERAL — (15.5%)
@ DFA Short Term Investment Fund LP	15,849	15,849,206	3.4%
@ Repurchase Agreement, Deutsche Bank Securities 2.70%, 07/01/08 (Collateralized by $81,912,033 FHLMC, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/19 to 04/01/38 & FNMA 5.500%, 07/01/36 & 6.060%(r), 08/01/36, valued at $72,959,450) to be repurchased at $71,534,237	71,529	71,528,872	15.3%
TOTAL SECURITIES LENDING COLLATERAL		87,378,078	18.7%
TOTAL INVESTMENTS — (100.0%) (Cost $585,624,409)^		$563,005,008	120.7%

See accompanying notes to financial statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (75.3%)
Consumer Discretionary — (17.6%)
Alpine Electronics, Inc.	237,300	$4,028,660	0.3%
Exedy Corp.	126,600	4,375,292	0.3%
#* J Front Retailing Co., Ltd.	529,077	4,804,380	0.3%
# Juki Corp.	455,000	3,826,474	0.3%
Kayaba Industry Co., Ltd.	763,000	4,574,986	0.3%
K's Holdings Corp.	137,572	3,922,106	0.3%
# Matsuya Co., Ltd.	189,000	3,727,680	0.3%
Nissan Shatai Co., Ltd.	537,000	4,235,617	0.3%
# PanaHome Corp.	546,000	3,732,300	0.3%
# Parco Co., Ltd.	285,000	3,786,651	0.3%
Resorttrust, Inc.	178,608	3,764,113	0.3%
# Sanyo Shokai, Ltd.	474,000	3,735,687	0.3%
# Tokyo Style Co., Ltd.	354,000	3,766,509	0.3%
# Yoshinoya Holdings Co., Ltd.	2,227	3,764,834	0.3%
# Zenrin Co., Ltd.	134,000	4,251,629	0.3%
# Zensho Co., Ltd.	381,800	3,795,929	0.3%
Other Securities		285,449,467	18.4%
Total Consumer Discretionary		349,542,314	23.2%
Consumer Staples — (7.2%)
Heiwado Co., Ltd.	209,000	3,789,929	0.3%
Sugi Pharmacy Co., Ltd.	124,700	3,729,574	0.2%
Other Securities		135,213,568	9.0%
Total Consumer Staples		142,733,071	9.5%
Energy — (1.1%)
# Modec, Inc.	130,400	4,353,284	0.3%
Other Securities		17,288,427	1.1%
Total Energy		21,641,711	1.4%
Financials — (7.1%)
Kiyo Holdings, Inc.	2,247,000	3,779,063	0.3%
# The Bank of Iwate, Ltd.	66,500	4,230,096	0.3%
# TOC Co., Ltd.	443,950	3,797,521	0.3%
Other Securities		128,809,955	8.5%
Total Financials		140,616,635	9.4%
Health Care — (3.4%)
Kissei Pharmaceutical Co., Ltd.	196,000	3,995,586	0.3%
Miraca Holdings, Inc.	156,000	3,800,167	0.2%
Mochida Pharmaceutical Co., Ltd.	430,000	4,337,842	0.3%
Nihon Kohden Corp.	159,000	3,797,463	0.2%
# Nipro Corp.	211,000	4,080,891	0.3%
Rohto Pharmaceutical Co., Ltd.	399,000	4,775,017	0.3%
Other Securities		44,049,460	3.0%
Total Health Care		68,836,426	4.6%
Industrials — (20.7%)
# Chudenko Corp.	220,000	4,188,948	0.3%
# Daiseki Co., Ltd.	140,712	4,739,952	0.3%
# Fukuyama Transporting Co., Ltd.	959,000	4,053,545	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Hitachi Transport System, Ltd.	358,000	$4,122,942	0.3%
Iino Kaiun Kaisha, Ltd.	355,000	4,160,081	0.3%
Kintetsu World Express, Inc.	120,000	4,556,939	0.3%
# Meitec Corp.	138,800	4,655,867	0.3%
# Nissha Printing Co., Ltd.	108,200	3,943,441	0.3%
# Ryobi, Ltd.	587,000	3,962,838	0.3%
# Toyo Engineering Corp.	661,000	4,030,510	0.3%
Tsubakimoto Chain Co.	609,000	3,921,122	0.3%
Other Securities		364,802,032	24.0%
Total Industrials		411,138,217	27.3%
Information Technology — (9.3%)
Capcom Co., Ltd.	171,600	4,665,895	0.3%
Hitachi Kokusai Electric, Inc.	319,000	4,159,828	0.3%
Hitachi Software Engineering Co., Ltd.	194,800	4,110,626	0.3%
# Hosiden Corp.	255,600	4,336,118	0.3%
Japan Aviation Electronics Industry, Ltd.	316,000	4,791,611	0.3%
# Koei Co., Ltd.	244,400	4,838,265	0.3%
Other Securities		157,253,355	10.4%
Total Information Technology		184,155,698	12.2%
Materials — (8.4%)
Adeka Corp.	359,000	3,804,224	0.3%
# Daio Paper Corp.	446,000	3,897,676	0.3%
Nifco, Inc.	171,000	4,197,452	0.3%
# Nippon Paint Co., Ltd.	798,000	4,287,268	0.3%
# Sanyo Special Steel Co., Ltd.	582,000	4,070,941	0.3%
Other Securities		146,841,475	9.6%
Total Materials		167,099,036	11.1%
Utilities — (0.5%)
Total Utilities		9,771,836	0.7%
TOTAL COMMON STOCKS		1,495,534,944	99.4%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $930,000 FNMA 5.58%, 03/25/37, valued at $683,309) to be repurchased at $673,249	$673	673,000	0.0%
SECURITIES LENDING COLLATERAL — (24.7%)
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $51,900,287 FNMA 5.500%, 06/01/37 & 6.000%, 01/01/37, valued at $51,000,001) to be repurchased at $50,019,292	50,000	50,000,000	3.3%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $43,996,497 FHLMC 5.000%, 05/01/36 & 5.000%, 03/01/37, valued at $41,166,352) to be repurchased at $40,374,740	40,359	40,359,168	2.7%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $571,743,348 FHLMC, rates ranging from 5.500% to 6.500%, maturities ranging from 10/01/22 to 10/01/27 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 05/01/19 to 11/01/37, valued at $409,776,299) to be repurchased at $401,892,339	401,737	401,737,335	26.7%
TOTAL SECURITIES LENDING COLLATERAL		492,096,503	32.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,055,755,063)		$1,988,304,447	132.1%

See accompanying notes to financial statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (44.4%)
COMMON STOCKS — (44.4%)
# ABB Grain, Ltd.	730,107	$5,418,163	0.5%
Adelaide Brighton, Ltd.	2,191,287	6,978,122	0.6%
Ansell, Ltd.	735,509	7,519,974	0.6%
# APA Group	1,859,764	6,066,245	0.5%
#* Arrow Energy NL	2,520,200	6,867,628	0.6%
#* Austar United Communications, Ltd.	5,107,520	7,060,198	0.6%
# Australian Infrastructure Fund	1,930,563	5,638,865	0.5%
* Australian Worldwide Exploration, Ltd.	2,309,549	6,936,609	0.6%
# Bank of Queensland, Ltd.	533,264	8,598,824	0.7%
# Beach Petroleum, Ltd.	4,600,716	5,863,973	0.5%
# Bendigo Bank, Ltd. (6091280)	723,717	11,093,251	0.9%
* Bendigo Bank, Ltd. (B29HBV3)	476,879	7,075,429	0.6%
Bradken, Ltd.	502,909	6,035,808	0.5%
# Campbell Brothers, Ltd.	235,374	7,008,980	0.6%
# Centennial Coal Co., Ltd.	1,430,060	5,960,721	0.5%
# Coates Hire, Ltd.	1,227,266	7,108,082	0.6%
# ConnectEast Group	6,458,097	9,638,821	0.8%
Crane Group, Ltd.	340,809	5,039,487	0.4%
# David Jones, Ltd.	2,333,382	10,347,237	0.9%
Downer EDI, Ltd.	1,571,249	6,853,889	0.6%
# DUET Group	2,936,441	8,757,139	0.7%
Dyno Nobel, Ltd.	3,942,400	8,595,207	0.7%
Felix Resources, Ltd.	790,316	5,608,676	0.5%
# FKP Property Group	1,209,044	7,830,984	0.7%
# Flight Centre, Ltd.	350,031	9,087,454	0.8%
# Futuris Corp., Ltd.	3,100,588	5,822,185	0.5%
# Gunns, Ltd.	1,892,783	6,377,991	0.5%
Incitec Pivot, Ltd.	218,180	17,572,572	1.5%
# JB Hi-Fi, Ltd.	516,355	7,421,459	0.6%
Jubilee Mines NL	494,194	10,101,311	0.8%
# MacArthur Coal, Ltd.	764,173	6,097,719	0.5%
#* Mount Gibson Iron, Ltd.	3,240,121	7,542,313	0.6%
# New Hope Corp., Ltd.	3,651,457	7,688,886	0.6%
# Nufarm, Ltd.	424,178	6,306,474	0.5%
Pacific Brands, Ltd.	2,646,694	7,322,544	0.6%
#* Pan Australian Resources, Ltd.	6,231,776	5,576,858	0.5%
Paperlinx, Ltd.	2,344,452	5,048,540	0.4%
#* Portman, Ltd.	629,506	6,223,314	0.5%
# Primary Health Care, Ltd.	579,048	6,353,132	0.5%
# Ramsay Health Care, Ltd.	596,658	5,799,579	0.5%
Reece Australia, Ltd.	251,463	6,225,973	0.5%
#* Riversdale Mining, Ltd.	804,086	7,046,244	0.6%
# Transfield Services, Ltd.	768,280	10,484,904	0.9%
Other Securities		414,531,550	34.2%
TOTAL COMMON STOCKS		732,533,314	60.8%
PREFERRED STOCKS — (0.0%)
Other Securities		874,994	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		219,788	0.0%
TOTAL — AUSTRALIA		733,628,096	60.9%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (14.6%)
COMMON STOCKS — (14.5%)
Allied Properties, Ltd.	12,686,000	$5,673,199	0.5%
# Ports Design, Ltd.	1,507,500	5,179,940	0.4%
Other Securities		228,088,258	18.9%
TOTAL COMMON STOCKS		238,941,397	19.8%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,459,640	0.1%
TOTAL — HONG KONG		240,401,037	19.9%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,834	0.0%
NEW ZEALAND — (3.5%)
COMMON STOCKS — (3.5%)
Fisher & Paykel Healthcare Corp.	2,876,852	6,918,292	0.6%
Sky City Entertainment Group, Ltd.	1,896,268	6,932,200	0.6%
Other Securities		43,589,550	3.6%
TOTAL — NEW ZEALAND		57,440,042	4.8%
SINGAPORE — (9.7%)
COMMON STOCKS — (9.7%)
# Keppel Telecommunications and Transportation, Ltd.	2,058,000	8,190,368	0.7%
Labroy Marine, Ltd.	3,343,000	6,538,436	0.6%
Raffles Education Corp., Ltd.	2,403,000	5,353,282	0.5%
Other Securities		139,836,968	11.5%
TOTAL COMMON STOCKS		159,919,054	13.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		306,773	0.0%
TOTAL — SINGAPORE		160,225,827	13.3%
UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		5,591	0.0%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		269,717	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $5,375,000 FNMA 6.50%, 11/01/36, valued at $4,160,187) to be repurchased at $4,098,516	$4,097	$4,097,000	0.3%
SECURITIES LENDING COLLATERAL — (27.5%)
@ Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $51,139,511 FHLMC 6.000%, 08/01/37, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000	4.1%
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $109,208,689 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 01/01/36 to 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000	8.3%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $87,434,952 FHLMC 6.500%, 09/01/37 & FNMA 6.435%(r), 01/01/37, valued at $84,352,647) to be repurchased at $82,730,581	82,699	82,698,673	6.9%
@ Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $152,260,824 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 05/01/37 to 11/01/37, valued at $153,471,800) to be repurchased at $150,519,794	150,462	150,461,741	12.5%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $121,420,000 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/19 to 02/01/36, valued at $72,494,160) to be repurchased at $71,096,583	71,069	71,069,162	5.9%
TOTAL SECURITIES LENDING COLLATERAL		454,229,576	37.7%
TOTAL INVESTMENTS — (100.0%) (Cost $1,263,895,537)		$1,650,300,720	136.9%

See accompanying notes to financial statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (96.6%)
Consumer Discretionary — (14.4%)
Greene King P.L.C.	411,407	$6,921,476	0.6%
Taylor Nelson Sofres P.L.C.	1,771,993	7,328,905	0.6%
Other Securities		156,370,961	13.5%
Total Consumer Discretionary		170,621,342	14.7%
Consumer Staples — (4.7%)
Marston's P.L.C.	1,247,442	8,609,175	0.7%
Other Securities		46,715,756	4.1%
Total Consumer Staples		55,324,931	4.8%
Energy — (8.8%)
Burren Energy P.L.C.	476,536	12,229,468	1.1%
* Dana Petroleum P.L.C.	337,760	9,190,529	0.8%
Expro International Group P.L.C.	429,435	8,954,966	0.8%
Hunting P.L.C.	485,389	6,995,372	0.6%
John Wood Group P.L.C.	1,504,358	12,695,851	1.1%
* Premier Oil P.L.C.	335,038	8,937,404	0.8%
*# Soco International P.L.C.	294,449	14,071,036	1.2%
Venture Production P.L.C.	437,094	7,146,277	0.6%
Other Securities		24,367,618	2.0%
Total Energy		104,588,521	9.0%
Financials — (14.3%)
Aberdeen Asset Management P.L.C.	2,493,376	8,592,838	0.7%
Brit Insurance Holdings P.L.C.	1,320,379	6,964,099	0.6%
Derwent London P.L.C.	345,803	10,690,288	0.9%
# F&C Asset Management P.L.C.	1,670,683	6,933,855	0.6%
Henderson Group P.L.C.	2,973,714	8,786,434	0.8%
Hiscox, Ltd.	1,606,168	8,815,949	0.8%
IG Group Holdings P.L.C.	1,209,607	10,165,082	0.9%
Other Securities		109,649,360	9.4%
Total Financials		170,597,905	14.7%
Health Care — (3.2%)
* Gyrus Group P.L.C.	623,812	7,774,656	0.7%
SSL International P.L.C.	779,371	8,066,732	0.7%
Other Securities		21,913,859	1.9%
Total Health Care		37,755,247	3.3%
Industrials — (34.9%)
Aggreko P.L.C.	1,047,234	10,911,260	0.9%
Amec P.L.C.	762,317	12,027,803	1.0%
Arriva P.L.C.	577,614	9,690,241	0.8%
Atkins WS P.L.C.	445,124	11,058,742	1.0%
Babcock International Group P.L.C.	857,669	10,393,531	0.9%
Carillion P.L.C.	1,160,755	8,818,156	0.8%
* Charter P.L.C.	613,283	10,878,338	0.9%
Cookson Group P.L.C.	780,702	11,967,847	1.0%
Davis Service Group P.L.C.	701,142	7,619,306	0.7%
De La Rue P.L.C.	631,439	11,318,867	1.0%
* easyJet P.L.C.	742,283	8,592,046	0.7%
Forth Ports P.L.C.	187,302	7,008,426	0.6%
Go-Ahead Group P.L.C.	178,245	9,062,610	0.8%
Homeserve P.L.C.	238,474	8,727,754	0.8%
Intertek Group P.L.C.	615,784	11,448,487	1.0%
* Invensys P.L.C.	1,628,063	8,332,032	0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Michael Page International P.L.C.	1,292,259	$8,686,749	0.8%
Mitie Group P.L.C.	1,263,634	7,150,545	0.6%
SIG P.L.C.	487,628	8,665,468	0.8%
Stagecoach Group P.L.C.	1,492,069	7,573,445	0.7%
The Weir Group P.L.C.	853,629	13,722,292	1.2%
VT Group P.L.C.	708,023	9,376,850	0.8%
Other Securities		201,498,935	17.3%
Total Industrials		414,529,730	35.8%
Information Technology — (11.4%)
* Autonomy Corp. P.L.C.	735,861	12,067,144	1.0%
Electrocomponents P.L.C.	1,509,894	6,868,178	0.6%
Halma P.L.C.	1,554,692	6,849,328	0.6%
Laird Group P.L.C.	696,658	8,392,854	0.7%
Misys P.L.C.	2,032,165	8,387,962	0.7%
Rotork P.L.C.	368,996	7,458,499	0.7%
Spectris P.L.C.	508,179	8,013,242	0.7%
Other Securities		77,914,624	6.7%
Total Information Technology		135,951,831	11.7%
Materials — (3.4%)
DS Smith P.L.C.	1,629,320	7,031,837	0.6%
Other Securities		33,957,121	2.9%
Total Materials		40,988,958	3.5%
Telecommunication Services — (0.9%)
Total Telecommunication Services		10,468,099	0.9%
Utilities — (0.6%)
Total Utilities		7,756,580	0.7%
TOTAL COMMON STOCKS		1,148,583,144	99.1%
PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Total Consumer Staples		3,349	0.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		30,969	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $1,140,000 FNMA 5.58%, 03/25/37, valued at $837,604) to be repurchased at $823,305	$823	823,000	0.1%
SECURITIES LENDING COLLATERAL — (3.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $2,364,614 FHLMC 6.500%, 12/01/36, valued at $1,965,409) to be repurchased at $1,927,614	1,927	1,926,871	0.2%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $40,647,718 FHLMC 7.000%, 11/01/37 & 7.500%, 11/01/37 & FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 04/01/35 to 08/01/37, valued at $38,162,999) to be repurchased at $37,426,722	37,412	37,412,287	3.2%
TOTAL SECURITIES LENDING COLLATERAL		39,339,158	3.4%
TOTAL INVESTMENTS — (100.0%) (Cost $837,642,168)		$1,188,779,620	102.6%

See accompanying notes to financial statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		$52,317,334	2.3%
BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
Ackermans & Van Haaren	85,898	8,768,567	0.4%
Bekaert SA	59,440	8,244,505	0.4%
Other Securities		72,415,978	3.2%
TOTAL COMMON STOCKS		89,429,050	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,288	0.0%
TOTAL — BELGIUM		89,433,338	4.0%
DENMARK — (2.9%)
COMMON STOCKS — (2.9%)
Other Securities		77,895,429	3.5%
FINLAND — (5.3%)
COMMON STOCKS — (5.3%)
# Amer Sports Oyj Series A	269,460	7,358,373	0.3%
KCI Konecranes Oyj	255,800	9,757,155	0.4%
Nokian Renkaat Oyj	384,580	14,610,945	0.7%
Other Securities		108,966,962	4.8%
TOTAL COMMON STOCKS		140,693,435	6.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		217,182	0.0%
TOTAL — FINLAND		140,910,617	6.2%
FRANCE — (11.1%)
COMMON STOCKS — (11.1%)
# Bourbon SA	139,178	9,275,996	0.4%
Nexans SA	80,936	10,802,438	0.5%
SCOR SE	282,143	7,317,962	0.3%
* UbiSoft Entertainment SA	102,741	8,933,297	0.4%
Other Securities		258,703,076	11.5%
TOTAL COMMON STOCKS		295,032,769	13.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		31,729	0.0%
TOTAL — FRANCE		295,064,498	13.1%
GERMANY — (12.9%)
COMMON STOCKS — (12.9%)
Bilfinger Berger AG	136,777	11,129,356	0.5%
MTU Aero Engines Holding AG	164,627	8,791,293	0.4%
MVV Energie AG	143,467	6,909,290	0.3%
*# QIAGEN NV	531,102	11,307,987	0.5%
Rheinmetall AG	86,437	7,188,072	0.3%
Rhoen-Klinikum AG	298,808	9,416,708	0.4%
* SGL Carbon AG	228,535	12,974,931	0.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Stada Arzneimittel AG	181,686	$11,244,557	0.5%
Wincor Nixdorf AG	117,600	10,149,883	0.5%
Other Securities		253,774,100	11.2%
TOTAL COMMON STOCKS		342,886,177	15.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		5,104	0.0%
TOTAL — GERMANY		342,891,281	15.2%
GREECE — (4.0%)
COMMON STOCKS — (4.0%)
Bank of Greece	61,332	8,060,285	0.4%
Other Securities		99,251,819	4.4%
TOTAL COMMON STOCKS		107,312,104	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,427	0.0%
TOTAL — GREECE		107,324,531	4.8%
IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
DCC P.L.C.	324,316	8,077,177	0.4%
* Dragon Oil P.L.C.	1,510,561	9,851,756	0.4%
IAWS Group P.L.C.	368,887	7,993,147	0.4%
Kingspan Group P.L.C.	326,615	6,888,118	0.3%
Other Securities		40,307,761	1.7%
TOTAL — IRELAND		73,117,959	3.2%
ITALY — (6.6%)
COMMON STOCKS — (6.6%)
* Impregilo SpA	1,144,479	7,544,774	0.3%
Other Securities		166,480,838	7.4%
TOTAL COMMON STOCKS		174,025,612	7.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		534,824	0.0%
TOTAL — ITALY		174,560,436	7.7%
NETHERLANDS — (7.7%)
COMMON STOCKS — (7.7%)
Aalberts Industries NV	372,614	7,820,426	0.3%
Boskalis Westminster CVA	223,109	13,387,324	0.6%
# Hagemeyer NV	1,941,147	13,232,746	0.6%
Koninklijke Bam Groep NV	436,318	10,412,372	0.5%
Nutreco Holding NV	146,191	8,913,926	0.4%
OPG Groep NV	218,634	7,045,692	0.3%
Stork NV	105,189	7,330,987	0.3%
*# Tele Atlas NV	351,470	14,488,334	0.6%
Other Securities		122,614,023	5.5%
TOTAL — NETHERLANDS		205,245,830	9.1%
NORWAY — (2.7%)
COMMON STOCKS — (2.7%)
Other Securities		71,389,878	3.2%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
Jeronimo Martins SGPS SA	853,785	$6,868,793	0.3%
Other Securities		22,850,888	1.0%
TOTAL COMMON STOCKS		29,719,681	1.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		15,983	0.0%
TOTAL — PORTUGAL		29,735,664	1.3%
SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
# SOS Cuetara SA	363,709	7,508,500	0.3%
Other Securities		124,064,530	5.5%
TOTAL — SPAIN		131,573,030	5.8%
SWEDEN — (5.0%)
COMMON STOCKS — (5.0%)
OMX AB	189,900	7,926,174	0.4%
Other Securities		124,814,260	5.5%
TOTAL — SWEDEN		132,740,434	5.9%
SWITZERLAND — (12.3%)
COMMON STOCKS — (12.2%)
* Actelion, Ltd.	177,806	7,871,574	0.4%
Bank Sarasin & Cie Series B	1,778	8,466,979	0.4%
Barry Callebaut AG	10,927	8,519,989	0.4%
Bucher Industries AG	33,989	8,422,047	0.4%
Clariant AG	794,519	7,017,251	0.3%
Galenica Holding AG	15,936	8,660,554	0.4%
George Fisher AG	11,518	7,588,949	0.3%
Kuoni Reisen Holding AG	13,794	7,297,392	0.3%
* Logitech International SA	242,719	8,263,166	0.4%
Lonza Group AG	126,465	14,774,409	0.7%
PSP Swiss Property AG	148,025	7,592,864	0.3%
Rieters Holdings AG	15,890	7,900,389	0.4%
Sika AG	7,511	13,988,654	0.6%
Sulzer AG	14,002	21,170,814	0.9%
Valiant Holding AG	60,231	9,412,840	0.4%
Other Securities		178,114,825	7.8%
TOTAL COMMON STOCKS		325,062,696	14.4%
PREFERRED STOCKS — (0.1%)
Other Securities		1,861,695	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		72,405	0.0%
TOTAL — SWITZERLAND		326,996,796	14.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $2,480,000 FNMA 6.50%, 11/01/36, valued at $1,919,491) to be repurchased at $1,889,699	$1,889	$1,889,000	0.1%
SECURITIES LENDING COLLATERAL — (15.3%)
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $62,061,191 FHLMC 5.000%, 08/01/35 & FNMA 5.500%, 12/01/36, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000	2.2%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $95,275,494 FNMA STRIP, rates ranging from 5.000% to 5.500%, maturities ranging from 02/01/19 to 08/01/34 & FNMA STRIPS Principal Only 0.000%, 04/01/33 & 07/01/33, valued at $12,301,246) to be repurchased at $12,064,698	12,060	12,060,045	0.5%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $28,999,285 FHLMC 5.500%, 05/01/35 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 10/01/34 to 11/01/37, valued at $26,522,605) to be repurchased at $26,010,032	26,000	26,000,000	1.2%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $416,136,832 FHLMC 5.500%, 06/01/34 & FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 04/01/19 to 11/01/37, valued at $325,308,564) to be repurchased at $319,052,159	318,929	318,929,106	14.1%
TOTAL SECURITIES LENDING COLLATERAL		406,989,151	18.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,802,732,916)		$2,660,075,206	117.9%

See accompanying notes to financial statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (88.7%)
Consumer Discretionary — (8.9%)
Astral Media, Inc. Class A	61,500	$2,690,760	1.3%
# Corus Entertainment, Inc. Class B	48,900	2,418,226	1.1%
* Great Canadian Gaming Corp.	82,200	1,353,902	0.6%
Linamar Corp.	70,700	1,408,414	0.7%
* RONA, Inc.	149,300	2,611,388	1.2%
# Torstar Corp. Class B	72,900	1,402,666	0.7%
Other Securities		9,604,607	4.5%
Total Consumer Discretionary		21,489,963	10.1%
Consumer Staples — (3.4%)
# Rothmans, Inc.	80,000	2,000,100	0.9%
* Saskatchewan Wheat Pool, Inc.	264,000	2,943,747	1.4%
Other Securities		3,255,612	1.5%
Total Consumer Staples		8,199,459	3.8%
Energy — (20.1%)
* Denison Mines Corp.	239,400	2,202,590	1.0%
* Duvernay Oil Corp.	57,600	1,414,727	0.7%
# Ensign Energy Services, Inc.	150,400	2,194,446	1.0%
* Oilexco, Inc.	147,400	2,206,688	1.0%
* Petrobank Energy & Resources, Ltd.	67,000	3,366,248	1.6%
ShawCor, Ltd.	74,900	2,547,476	1.2%
# Trican Well Service, Ltd.	150,200	2,552,026	1.2%
* UEX Corp.	179,100	1,352,273	0.6%
* UTS Energy Corp.	507,000	2,707,515	1.3%
Other Securities		27,619,654	13.0%
Total Energy		48,163,643	22.6%
Financials — (5.3%)
Canadian Western Bank	71,100	1,921,929	0.9%
* Dundee Corp. Class A	75,200	1,638,690	0.8%
Home Capital Group, Inc.	35,700	1,419,503	0.7%
Kingsway Financial Services, Inc.	74,800	1,207,332	0.6%
Other Securities		6,438,210	2.9%
Total Financials		12,625,664	5.9%
Health Care — (5.5%)
* Axcan Pharma, Inc.	69,700	1,566,934	0.7%
MDS, Inc.	160,800	3,256,363	1.5%
Other Securities		8,301,547	3.9%
Total Health Care		13,124,844	6.1%
Industrials — (11.1%)
Evertz Technologies, Ltd.	47,900	1,820,291	0.9%
Methanex Corp.	123,100	3,656,253	1.7%
Ritchie Brothers Auctioneers, Inc.	34,400	2,547,791	1.2%
# Russel Metals, Inc.	81,700	2,009,103	0.9%
* Silver Standard Resources, Inc.	41,692	1,508,909	0.7%
* Stantec, Inc.	56,300	1,900,220	0.9%
Toromont Industries, Ltd.	76,900	2,047,949	1.0%
Transcontinental, Inc. Class A	87,400	1,589,885	0.8%
Other Securities		9,586,454	4.4%
Total Industrials		26,666,855	12.5%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (7.0%)
* Celestica, Inc.	251,756	$1,465,293	0.7%
* MacDonald Dettweiler & Associates, Ltd.	40,800	1,825,075	0.9%
*# Open Text Corp.	60,900	1,998,838	0.9%
Quebecor, Inc. Class B	55,000	2,131,907	1.0%
Other Securities		9,503,008	4.4%
Total Information Technology		16,924,121	7.9%
Materials — (26.1%)
CCL Industries, Inc. Class B	33,400	1,245,214	0.6%
* Eastern Platinum, Ltd.	736,790	2,026,274	1.0%
* Eldorado Gold Corp.	377,395	2,200,323	1.0%
* Equinox Minerals, Ltd.	640,890	2,781,602	1.3%
* FNX Mining Co., Inc.	39,806	1,332,373	0.6%
# Harry Winston Diamond Corp.	69,100	2,622,476	1.2%
IAMGOLD Corp.	359,000	3,091,145	1.5%
* Major Drilling Group International, Inc.	27,700	1,598,370	0.8%
* Miramar Mining Corp.	203,970	1,276,916	0.6%
# Nova Chemicals Corp.	37,400	1,209,950	0.6%
* Pan Amer Silver Corp.	70,200	2,235,280	1.0%
# Silvercorp Metals, Inc.	155,100	1,270,333	0.6%
* Thompson Creek Metals Company, Inc.	124,000	2,473,924	1.2%
* Timminco, Ltd.	98,400	1,431,792	0.7%
# West Fraser Timber Co., Ltd.	41,600	1,245,982	0.6%
Other Securities		34,664,309	16.1%
Total Materials		62,706,263	29.4%
Telecommunication Services — (0.0%)
Total Telecommunication Services		105,605	0.1%
Utilities — (1.3%)
Total Utilities		3,033,349	1.4%
TOTAL COMMON STOCKS		213,039,766	99.8%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		8,708	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $150,000 FNMA 5.58%, 03/25/37, valued at $110,211) to be repurchased at $108,040	$108	108,000	0.0%
SECURITIES LENDING COLLATERAL — (11.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $23,619,661 FHLMC, rates ranging from 5.000% to 5.988%(r), maturities ranging from 08/01/35 to 04/01/37 & FNMA 5.372%(r), 01/01/37, valued at $22,317,451) to be repurchased at $21,888,296	21,880	21,879,854	10.2%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $11,895,000 FNMA 5.000%, 04/01/18 & 5.000% 04/01/23, valued at $5,337,743) to be repurchased at $5,233,965	5,232	5,231,946	2.5%
TOTAL SECURITIES LENDING COLLATERAL		27,111,800	12.7%
TOTAL INVESTMENTS — (100.0%) (Cost $246,828,280)		$240,268,274	112.5%

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2008
(Unaudited)

(Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $407,855, $290,222, $43,420, $471,011 and $81,099 of securities on loan, respectively)	$1,385,841	$963,445	$978,662	$2,031,689	$465,012
Temporary Cash Investment at Value	2,251	5,666	4,407	—	10,615
Collateral Received from Securities on Loan at Value	442,030	342,653	47,732	511,223	87,378
Foreign Currencies at Value	580	3,740	230	7,676	10,005
Cash	16	15	16	—	15
Receivables:
Investment Securities Sold	3,943	4,028	7,538	5,979	8
Dividends, Interest and Tax Reclaims	7,094	3,055	4,947	4,715	296
Securities Lending Income	690	440	40	940	100
Prepaid Expenses and Other Assets	3	3	3	6	1
Total Assets	1,842,448	1,323,045	1,043,575	2,562,228	573,430
LIABILITIES:
Payables:
Upon Return of Securities Loaned	442,030	342,653	47,732	511,223	87,378
Investment Securities Purchased	—	279	3,571	2,231	19,568
Due to Advisor	119	85	85	179	38
Loan Payable	—	—	—	363	—
Accrued Expenses and Other Liabilities	89	69	63	150	31
Total Liabilities	442,238	343,086	51,451	514,146	107,015
NET ASSETS	$1,400,210	$979,959	$992,124	$2,048,082	$466,415
Investments at Cost	$1,608,211	$826,167	$896,709	$1,553,902	$487,631
Temporary Cash Investments at Cost	$2,251	$5,666	$4,407	$—	$10,615
Collateral Received from Securities on Loan at Cost	$442,030	$342,653	$47,732	$511,223	$87,378
Foreign Currencies at Cost	$578	$3,641	$241	$7,592	$10,055

See accompanying notes to financial statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $459,937, $398,007, $36,702, $378,625 and $24,883 of securities on loan, respectively)	$1,495,535	$1,191,974	$1,148,617	$2,251,197	$213,048
Temporary Cash Investments at Value	673	4,097	823	1,889	108
Collateral Received from Securities on Loan at Value	492,097	454,230	39,339	406,989	27,112
Foreign Currencies at Value	892	7,573	4,264	3,305	252
Cash	15	16	16	244	16
Receivables:
Investment Securities Sold	1,329	1,521	4,422	831	22
Dividends, Interest, and Tax Reclaims	6,933	2,122	1,862	2,101	109
Securities Lending Income	792	562	27	471	32
Fund Shares Sold	1,929	190	33	39	—
Prepaid Expenses and Other Assets	—	—	1	1	—
Total Assets	2,000,195	1,662,285	1,199,404	2,667,067	240,699
LIABILITIES:
Payables:
Upon Return of Securities Loaned	492,097	454,230	39,339	406,989	27,112
Investment Securities Purchased	1,230	2,733	1,326	3,630	23
Fund Shares Redeemed	1,843	—	—	—	—
Due to Advisor	124	102	101	192	19
Accrued Expenses and Other Liabilities	80	66	58	134	16
Total Liabilities	495,374	457,131	40,824	410,945	27,170
NET ASSETS	$1,504,821	$1,205,154	$1,158,580	$2,256,122	$213,529
Investments at Cost	$1,562,986	$805,569	$797,480	$1,393,855	$219,608
Temporary Cash Investments at Cost	$673	$4,097	$823	$1,889	$108
Collateral Received from Securities on Loan at Cost	$492,097	$454,230	$39,339	$406,989	$27,112
Foreign Currencies at Cost	$891	$7,629	$4,282	$3,294	$262

See accompanying notes to financial statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series(a)
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,557, $469, $0, $5,790 and $69, respectively)	$20,711	$32,140	$34,869	$43,799	$394
Interest	262	306	103	244	100
Income from Securities Lending	10,705	5,485	108	7,366	105
Total Investment Income	31,678	37,931	35,080	51,409	599
Expenses
Investment Advisory Services Fees	1,524	1,016	1,234	2,231	81
Accounting & Transfer Agent Fees	174	123	145	242	24
Custodian Fees	262	355	81	523	101
Shareholders' Reports	15	9	12	21	1
Directors'/Trustees' Fees & Expenses	9	12	13	24	3
Legal Fees	7	4	5	9	1
Audit Fees	18	11	15	26	1
Organizational and Offering Costs	—	—	—	—	1
Other	29	21	19	37	3
Total Expenses	2,038	1,551	1,524	3,113	216
Net Investment Income (Loss)	29,640	36,380	33,556	48,296	383
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	51,317	111,215	42,995	151,648	1,663
Foreign Currency Transactions	(227)	874	397	559	(413)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(103,081)	232,165	(51,516)	126,217	(6,570)
Translation of Foreign Currency Denominated Amounts	144	(25)	(10)	83	(2)
Net Realized and Unrealized Gain (Loss)	(51,847)	344,229	(8,134)	278,507	(5,322)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(22,207)	$380,609	$25,422	$326,803	$(4,939)

(a)  The Portfolio commenced operations on April 2, 2007.

See accompanying notes to financial statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	April 2, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$29,640	$23,044	$36,380	$23,806	$33,556	$23,984	$48,296	$32,787	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	51,317	62,821	111,215	37,029	42,995	30,432	151,648	46,115	1,663
Foreign Currency Transactions	(227)	(83)	874	(442)	397	359	559	(3)	(413)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(103,081)	(135,957)	232,165	130,890	(51,516)	275,001	126,217	455,015	(6,570)
Translation of Foreign Currency Denominated Amounts	144	218	(25)	15	(10)	23	83	130	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,207)	(49,957)	380,609	191,298	25,422	329,799	326,803	534,044	(4,939)
Transactions in Interest:
Contributions	227,009	334,524	123,444	171,488	36,898	158,726	103,548	375,913	222,468
Withdrawals	(85,703)	(50,274)	(48,526)	(9,082)	(21,566)	(13,737)	(49,423)	(16,701)	(4,000)
Net Increase (Decrease) from Transactions in Interest	141,306	284,250	74,918	162,406	15,332	144,989	54,125	359,212	218,468
Total Increase (Decrease) in Net Assets	119,099	234,293	455,527	353,704	40,754	474,788	380,928	893,256	213,529
Net Assets
Beginning of Period	1,385,722	1,151,429	749,627	395,923	1,117,826	643,038	1,875,194	981,938	—
End of Period	$1,504,821	$1,385,722	$1,205,154	$749,627	$1,158,580	$1,117,826	$2,256,122	$1,875,194	$213,529

See accompanying notes to financial statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(1.16)%	(2.28)%	31.03%	32.73%	47.87%	47.23%	38.26%	9.30%	27.40%	61.47%
Net Assets, End of Period (thousands)	$1,504,821	$1,385,722	$1,151,429	$605,132	$283,699	$1,205,154	$749,627	$395,923	$282,999	$156,765
Ratio of Expenses to Average Net Assets	0.13%	0.14%	0.22%	0.27%	0.28%	0.15%	0.17%	0.27%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.68%	1.51%	1.45%	1.41%	3.58%	4.19%	4.33%	3.82%	3.35%
Portfolio Turnover Rate	9%	9%	6%	5%	16%	25%	14%	10%	11%	15%
	The United Kingdom Small Company Series					The Continental Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	2.42%	44.80%	12.88%	29.68%	44.65%	17.49%	47.10%	18.97%	36.57%	52.86%
Net Assets, End of Period (thousands)	$1,158,580	$1,117,826	$643,038	$377,763	$160,917	$2,256,122	$1,875,194	$981,938	$654,644	$448,407
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.22%	0.27%	0.26%	0.14%	0.15%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.72%	2.70%	3.19%	2.70%	3.25%	2.16%	2.27%	2.16%	2.09%	2.49%
Portfolio Turnover Rate	12%	8%	12%	7%	7%	12%	7%	18%	9%	11%

See Page 125 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	For the Period April 2, 2007(a) to Nov. 30, 2007
Total Return	10.20	%(C)
Net Assets, End of Period (thousands)	$213,529
Ratio of Expenses to Average Net Assets	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.47	%(B)(E)
Portfolio Turnover Rate	6	%(C)

See Page 125 for the Definitions of Abbreviations and Footnotes.

See accompanying notes to financial statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  NOVEMBER 30, 2007

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which five are included in this report (the "Portfolios"):

International Equity Portfolios

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolios price their shares at the close of the NYSE, the Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange,

demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When a Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2007, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Canadian Small Company Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended November 30, 2007, the total related amounts paid by the Trust to the CCO were $118 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$30
The Asia Pacific Small Company Series	20
The United Kingdom Small Company Series	25
The Continental Small Company Series	44
The Canadian Small Company Series	2

E.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$319,802	$143,598
The Asia Pacific Small Company Series	349,821	248,863
The United Kingdom Small Company Series	178,586	144,360
The Continental Small Company Series	374,115	266,753
The Canadian Small Company Series	224,205	7,413

There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2007.

F.  Federal Income Taxes:

The Portfolios are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Some of the Portfolios' investments are in securities considered to be "passive foreign investment companies". At November 30, 2007, the following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (amounts in thousands):

	Mark to Market	Realized Gains
The Japanese Small Company Series	$2,086	$3,874
The Asia Pacific Small Company Series	1,467	1,992
The United Kingdom Small Company Series	12,550	1,409
The Continental Small Company Series	3,689	4,008
The Canadian Small Company Series	—	105

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
The Japanese Small Company Series	$2,060,650	$205,024	$(277,369)	$(72,345)
The Asia Pacific Small Company Series	1,265,894	463,798	(79,391)	384,407
The United Kingdom Small Company Series	850,201	420,668	(82,090)	338,578
The Continental Small Company Series	1,806,423	938,052	(84,400)	853,652
The Canadian Small Company Series	246,828	17,340	(23,900)	(6,560)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes. "This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the funds' tax positions to be taken on the federal income tax returns for the Dimensional funds launched during fiscal year 2007 (as indicated in the Statements of Operations) for the open tax year ended November 30, 2007, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the funds' financial statements.

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. For the year ended November 30, 2007, there were no borrowings by the Portfolios under this line of credit.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. For the year ended November 30, 2007, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The United Kingdom Small Company Series	5.82%	$238	15	$1	$530
The Continental Small Company Series	5.93%	529	14	1	1,656
The Canadian Small Company Series	5.14%	60	1	—	60

There were no outstanding borrowings by the Portfolios under this line of credit at November 30, 2007.

I.  Securities Lending:

As of November 30, 2007, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Portfolios' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolios' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ended November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2007, the results of each of their operations, the changes in their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2007.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended November 30, 2007.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibottson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 63	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	86 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 54	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	86 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation) (since 2003).

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 60	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Chairman, Director/Trustee, Presdient, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 63	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Director and formerly President of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 40	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

David P. Butler Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 35	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001).

Robert P. Cornell Vice President Age: 58	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 41	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 50	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 50	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Vice President Age: 37	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Kenneth Elmgren Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 42	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 46	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Mark R. Gochnour Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 40	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007); Client Services Coordinator of Dimensional (December 1999 to December 2002).

Darla Hastings Vice President Age: 52	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 33	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Patrick Keating Vice President Age: 52	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Vice President Age: 31	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006); Operations Coordinator of Dimensional (March 1998 to March 2003.)

Inmoo Lee Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 50	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather H. Mathews Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Age: 47	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Vice President and Secretary Age: 43	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 32	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Sonya Park Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Age: 46	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Eduardo A. Repetto Vice President and Chief Investment Officer Age: 40	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

David E. Schneider Vice President Age: 61	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Ted R. Simpson Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002). Formerly, contract employee with Dimensional (April 2002 to December 2002).

Bryce D. Skaff Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Age: 44	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Age: 34	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Vice President Age: 41	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 56	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Daniel M. Wheeler Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional (1999 to 2001).

Paul E. Wise Vice President Age: 52	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

  NOTICE TO SHAREHOLDERS
  (Unaudited)

For shareholders that do not have a November 30, 2007 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2006 to November 30, 2007, the Portfolio is designating the following items with regard to distributions paid during the fiscal year.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying Dividend Income(1)	Foreign Tax Credit(2)	Qualifying Interest Income(3)	Qualifying Short-Term Capital Gain(4)
International Small Company Portfolio	41.21%	10.22%	48.57%	100.00%	30.10%	4.69%	0.69%	18.79%

(1)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the fund to designate the maximum amount permitted by law.

(2)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(3)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(4)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(This page has been left blank intentionally.)

PORTFOLIOS OF INVESTMENTS

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund
(formerly SA Emerging Markets Fund)

SA Real Estate Securities Fund

LWI Financial Inc. ■ 3055 Olin Avenue, Suite 2000 ■ San Jose, California 95128 ■ 800.366.7266

SA Funds are sponsored by LWI Financial Inc. and distributed by Loring Ward Securities Inc., member FINRA/SIPC

Item 2.  Code of Ethics.

(a)  As of the end of the period covered by this Form N-CSR, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s principal executive officer and principal financial officer.

(c)  The registrant has not made any amendment to its code of ethics during the period covered by this Form N-CSR.

(d)  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this Form N-CSR.

(f)  A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

(a)(1)  The registrant’s Board of Trustees (the “Board”) has determined that the registrant has three members serving on the registrant’s Audit Committee that possess the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2)  The audit committee financial experts are Bryan W. Brown, Mark A. Schimbor and Harold M. Shefrin.  Each has been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

The firm of PricewaterhouseCoopers LLP (“PwC”) serves as the independent registered public accounting firm for the registrant.

(a)  Audit Fees.

For the fiscal years ended June 30, 2008 and June 30, 2007, the aggregate fees billed for professional services rendered by PwC for the audit of the registrant’s annual financial statements or for services that are normally provided by PwC in connection with statutory and regulatory filings or engagements were $244,228 and $225,850, respectively.

(b)  Audit-Related Fees.

For the fiscal years ended June 30, 2008 and June 30, 2007, the aggregate fees billed for assurance and related services rendered by PwC that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $15,000 and $15,250, respectively.  Services for which fees in the Audit-Related Fees category are billed include PwC’s reasonable out-of-pocket expenses and ticket charges for booking travel related to conducting the audit.

For the twelve month periods ended June 30, 2008 and June 30, 2007, aggregate Audit-Related Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(c)  Tax Fees.

For the fiscal years ended June 30, 2008 and June 30, 2007, the aggregate fees billed for tax compliance, tax advice and tax planning by PwC were $52,410 and $46,110, respectively.  Services for which fees in the Tax Fees category are billed include PwC’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as PwC’s review of excise tax distribution calculations.

For the twelve month periods ended June 30, 2008 and June 30, 2007, the aggregate Tax Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for tax compliance, tax advice and tax planning services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(d)  All Other Fees.

For the fiscal years ended June 30, 2008 and June 30, 2007, the aggregate fees billed by PwC to the registrant for all other services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $583 and $0, respectively.  Services for which fees in this category were billed include serving as a required tax consultant in India for SA Emerging Markets Value Fund.

For the twelve month periods ended June 30, 2008 and June 30, 2007, the aggregate fees in this category billed by PwC that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee has the sole authority to pre-approve all audit and non-audit services to be provided by PwC to the registrant, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)B of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Pre-approval of audit and non-audit services is not required if the engagement to render the services is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. The Audit Committee has not established such policies and procedures.

(e)(2)  Percentage of Services.

None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g)  For the fiscal years ended June 30, 2008 and June 30, 2007, aggregate non-audit fees billed by PwC for services rendered to the registrant were $67,993 and $61,360, respectively.

For the twelve month periods ended June 30, 2008 and June 30, 2007, aggregate non-audit fees billed by PwC for services rendered to the Affiliated Service Providers were $0 and $0, respectively.

(h)  Not applicable.

Item 5.  Disclosure of Audit Committees for Listed Companies.

Not applicable to the registrant.

Item 6.  Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

		Shares	Value††

COMMON STOCKS — (75.7%)
Consumer Discretionary — (16.5%)
* #	ABILIT Corp.	110,900	$153,088
#	Aeon Fantasy Co., Ltd.	62,032	718,711
#	Ahresty Corp.	77,200	957,169
	Ai Holdings Corp.	187,600	986,871
#	Aichi Machine Industry Co., Ltd.	292,000	966,532
	Aigan Co., Ltd.	63,200	410,674
	Aisan Industry Co., Ltd.	191,300	1,843,426
#	Akebono Brake Industry Co., Ltd.	386,000	2,265,613
#	Akindo Sushiro Co., Ltd.	20,500	439,301
#	Alpha Corp.	31,700	282,235
#	Alpine Electronics, Inc.	231,700	2,449,265
#	Amiyaki Tei Co., Ltd.	245	454,576
#	Amuse, Inc.	25,000	377,527
#	Anrakutei Co., Ltd.	50,000	266,455
#	AOI Advertising Promotion, Inc.	39,000	259,279
	AOKI Holdings, Inc.	166,900	2,590,561
	Aoyama Trading Co., Ltd.	5,300	97,799
	Araya Industrial Co., Ltd.	209,000	492,631
#	Arealink Co., Ltd.	3,000	243,156
* #	Asahi Tec Corp.	854,000	612,560
	Ashimori Industry Co., Ltd.	193,000	398,014
	Asti Corp.	50,000	141,743
#	Atom Corp.	133,200	500,118
#	Atsugi Co., Ltd.	719,000	990,058
#	Aucnet, Inc.	35,700	701,643
#	Autobacs Seven Co., Ltd.	45,300	1,268,057
#	Avex Group Holdings, Inc.	155,500	1,738,172
* #	Banners Co., Ltd.	86,000	8,130
#	Belluna Co., Ltd.	194,060	1,325,163
#	Best Denki Co., Ltd.	280,500	1,644,318
#	Bookoff Corp.	65,000	509,906
	Calsonic Kansei Corp.	520,000	2,085,697
	Catena Corp.	92,000	270,034
#	Chiyoda Co., Ltd.	145,000	2,125,488
#	Chofu Seisakusho Co., Ltd.	127,700	2,594,738
*	Chori Co., Ltd.	675,000	827,911
	Chuo Corp.	81,000	219,254
	Chuo Spring Co., Ltd.	210,000	833,957
	Circle K Sunkus Co., Ltd.	64,100	1,129,326
#	Clarion Co., Ltd.	933,000	1,757,022

#	Cleanup Corp.	160,000	1,121,790
#	Colowide Co., Ltd.	205,450	1,003,861
* #	Columbia Music Entertainment, Inc.	477,000	323,420
	Corona Corp.	101,200	1,518,726
	Cross Plus, Inc.	22,000	236,412
#	Culture Convenience Club Co., Ltd.	463,900	2,243,135
#	Cybozu, Inc.	1,538	482,365
#	D&M Holdings, Inc.	314,000	1,493,933
	Daido Kogyo Co., Ltd.	145,000	301,910
#	Daido Metal Co., Ltd.	147,000	777,481
#	Daidoh, Ltd.	129,000	1,259,253
	Daifuku Co., Ltd.	93,000	916,691
#	Daikoku Denki Co., Ltd.	50,700	684,352
#	Daikyo, Inc.	657,236	1,065,875
	Daimaruenawin Co., Ltd	400	2,372
	Dainichi Co., Ltd.	59,200	341,682
	Daisyo Corp.	74,200	830,885
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	79,567
#	Daiwa Seiko, Inc.	444,000	750,205
#	Daiwabo Co., Ltd.	478,000	1,027,025
	DCM Japan Holdings Co., Ltd.	247,900	1,782,131
#	Descente, Ltd.	270,000	1,445,145
* #	DIA Kensetsu Co., Ltd.	484,600	91,395
#	Don Quijote Co., Ltd.	57,900	1,062,164
#	Doshisha Co., Ltd.	66,600	1,061,509
	DOUTOR NICHIRES Holdings Co., Ltd.	180,086	2,743,486
	Dynic Corp.	127,000	267,396
#	Eagle Industry Co., Ltd.	170,000	1,322,309
* #	Econach Co., Ltd.	177,000	121,844
#	Edion Corp.	273,800	2,284,566
	Eikoh, Inc.	41,800	161,968
	Exedy Corp.	123,700	3,260,358
#	Ezaki Glico Co., Ltd.	22,074	249,758
#	F&A Aqua Holdings, Inc.	62,238	413,218
	Fine Sinter Co., Ltd.	49,000	157,523
	Foster Electric Co., Ltd.	84,100	1,581,462
#	France Bed Holdings Co., Ltd.	826,000	1,235,365
	Fuji Co., Ltd.	120,400	2,054,649
#	Fuji Corp., Ltd.	117,000	355,979
#	Fuji Kiko Co., Ltd.	151,000	253,391
#	Fuji Kyuko Co., Ltd.	378,000	1,403,075
	Fuji Oozx, Inc.	6,000	23,541
#	Fujibo Holdings, Inc.	332,000	626,884
*	Fujii & Co., Ltd.	44,000	414
	Fujikura Rubber, Ltd.	74,000	328,943
#	Fujita Kanko, Inc.	412,100	2,667,544
	Fujitsu Business Systems, Ltd.	90,900	1,224,136
#	Fujitsu General, Ltd.	348,000	1,632,586
	Funai Electric Co., Ltd.	39,900	1,023,625
* #	Furukawa Battery Co., Ltd.	89,000	1,064,628
	G-7 Holdings, Inc.	29,200	138,059
*	Gajoen Kanko Co.	37,000	—

#	Gakken Co., Ltd.	363,000	961,877
	Genki Sushi Co., Ltd.	19,200	223,521
#	GEO Co., Ltd.	1,080	908,461
#	Goldcrest Co., Ltd.	57,410	1,083,715
* #	Goldwin, Inc.	175,000	576,072
#	Gourmet Kineya Co., Ltd.	68,000	495,139
* #	GSI Creos Corp.	194,000	254,286
#	Gulliver International Co., Ltd.	36,120	957,025
	Gunze, Ltd.	641,000	2,892,643
#	Happinet Corp.	37,000	509,564
#	Haruyama Trading Co., Ltd.	49,900	257,068
	Heiwa Corp.	48,100	509,671
	Himaraya Co., Ltd.	38,300	195,211
#	HIS Co., Ltd.	118,200	1,770,217
	Horipro, Inc.	48,200	558,119
	I Metal Technology Co., Ltd.	153,000	300,231
	Ichikawa Co., Ltd.	63,000	201,726
#	Ichikoh Industries, Ltd.	296,000	698,203
* #	Image Holdings Co., Ltd.	41,000	150,664
#	Imasen Electric Industrial Co., Ltd.	55,800	892,848
	Imperial Hotel, Ltd.	4,300	121,544
*	Impress Holdings, Inc.	1,124	191,722
	Inaba Seisakusho Co., Ltd.	62,400	738,411
	Ishizuka Glass Co., Ltd.	109,000	206,475
*	Izuhakone Railway Co., Ltd.	300	15,256
* #	Izutsuya Co., Ltd.	350,000	303,963
#	Janome Sewing Machine Co., Ltd.	707,000	572,971
#	Japan Vilene Co., Ltd.	229,000	1,240,072
#	Jeans Mate Corp.	38,208	232,300
#	Jidosha Buhin Kogyo Co., Ltd.	82,000	326,492
	Joban Kosan Co., Ltd.	226,000	364,330
#	Joint Corp.	106,500	534,725
#	Joshin Denki Co., Ltd.	201,000	1,545,791
#	Juki Corp.	455,000	1,302,719
	Juntendo Co., Ltd.	35,000	44,791
#	Jyomo Co., Ltd.	186,000	246,742
	Kabuki-Za Co., Ltd.	39,000	1,755,565
#	Kadokawa Holdings, Inc.	94,400	2,196,401
	Kanto Auto Works, Ltd.	243,500	3,159,349
	Kasai Kogyo Co., Ltd.	119,000	375,347
	Kato Sangyo Co., Ltd.	130,700	1,563,152
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	381,848
* #	Kawashima Selkon Textiles Co., Ltd.	335,000	357,059
	Kayaba Industry Co., Ltd.	745,000	3,239,077
	Keihin Corp.	36,200	550,042
#	Keiyo Co., Ltd.	200,400	965,859
	Kentucky Fried Chicken Japan, Ltd.	80,000	1,292,652
#	Kenwood Corp.	1,294,000	1,402,246
* #	Kinki Nippon Tourist Co., Ltd.	304,000	483,821
#	Kinugawa Rubber Industrial Co., Ltd.	203,000	426,518
#	Kisoji Co., Ltd.	89,300	1,808,765

	Koekisha Co., Ltd.	13,600	243,609
	Kohnan Shoji Co., Ltd.	94,100	1,277,388
#	Kojima Co., Ltd.	130,100	676,425
	Komatsu Seiren Co., Ltd.	148,000	571,813
#	Komeri Co., Ltd.	43,700	1,075,117
	Konaka Co., Ltd.	107,760	508,899
*	Kosugi Sangyo Co., Ltd.	416,000	86,222
	Ku Holdings Co., Ltd.	68,200	271,428
	Kura Corp.	105	254,522
	Kurabo Industries, Ltd.	879,000	1,803,794
	Kuraudia Co., Ltd.	4,800	57,911
	Kuroganeya Co., Ltd.	14,000	52,060
#	K’s Holdings Corp.	134,372	2,224,627
#	Kyoritsu Maintenance Co., Ltd.	50,960	979,791
	Kyoto Kimono Yuzen Co., Ltd.	572	510,855
	Kyowa Leather Cloth Co., Ltd.	75,400	367,288
* #	Laox Co., Ltd.	206,000	90,914
#	Look, Inc.	102,000	176,876
#	Maezawa Kyuso Industries Co., Ltd.	51,700	920,531
*	Magara Construction Co., Ltd.	135,000	53,242
* #	Mamiya-Op Co., Ltd.	285,000	201,347
	Marche Corp.	23,000	147,587
#	Mars Engineering Corp.	77,900	1,145,141
#	Maruei Department Store Co., Ltd.	145,000	444,783
*	Maruishi Holdings Co., Ltd.	214,000	2,015
* #	Maruzen Co., Ltd. (6569583)	375,000	377,634
	Maruzen Co., Ltd. (6573498)	46,000	210,310
#	Matsuya Co., Ltd.	184,600	3,465,572
#	Matsuya Foods Co., Ltd.	66,600	804,713
	Meiwa Industry Co., Ltd.	38,000	84,740
#	Mikuni Corp.	114,000	285,100
* #	Misawa Homes Co., Inc.	128,100	641,596
#	Misawa Resort Co., Ltd.	194,000	509,440
	MISUMI Group, Inc.	76,300	1,419,697
	Mitsuba Corp.	155,690	1,030,368
	Mitsui Home Co., Ltd.	228,000	1,236,616
	Miyuki Keori Co., Ltd.	106,000	271,941
#	Mizuno Corp.	462,000	2,687,055
#	MOS Food Services, Inc.	113,000	1,382,949
	MR Max Corp.	127,200	434,990
	Mutow Co., Ltd.	79,400	420,944
* #	Naigai Co., Ltd.	236,000	144,642
	Nexyz Corp.	3,700	143,021
#	Nice Holdings, Inc.	409,000	901,898
	Nichimo Corp.	667,000	232,574
	Nichirei Corp.	514,000	2,640,975
	Nidec Copal Corp.	202,800	2,610,135
#	Nidec Tosok Corp.	62,600	482,393
#	Nihon Eslead Corp.	53,048	426,641
	Nihon Tokushu Toryo Co., Ltd.	56,000	256,328
#	Nihon Unisys, Ltd.	73,500	1,135,414
	Nikko Travel Co., Ltd.	12,200	41,399

	Nippon Felt Co., Ltd.	69,000	354,370
#	Nippon Piston Ring Co., Ltd.	301,000	510,486
	Nippon Seiki Co., Ltd.	151,400	2,027,346
#	Nishimatsuya Chain Co., Ltd.	228,900	2,048,257
	Nissan Shatai Co., Ltd.	524,300	4,111,104
#	Nissen Holdings Co., Ltd.	213,100	1,033,431
	Nissin Kogyo Co., Ltd.	56,100	851,767
	Nittan Valve Co., Ltd.	85,000	418,401
	Nitto Kako Co., Ltd.	98,000	86,716
	Noritake Co., Ltd.	557,000	2,310,011
	Noritsu Koki Co., Ltd.	121,100	1,518,423
#	Omikenshi Co., Ltd.	176,000	122,789
*	Orient Watch Co., Ltd.	12,000	4,633
	Pacific Industrial Co., Ltd.	187,000	777,617
#	PanaHome Corp.	533,200	3,071,883
	Parco Co., Ltd.	278,300	3,469,652
#	Paris Miki, Inc.	191,900	1,770,837
	Piolax, Inc.	45,600	889,080
	Press Kogyo Co., Ltd.	385,000	1,732,944
	Q.P. Corp.	109,900	964,428
* #	Renown, Inc.	179,800	484,279
	Resorttrust, Inc.	174,508	2,275,077
#	Rhythm Watch Co., Ltd.	454,000	594,337
#	Right On Co., Ltd.	103,225	1,108,335
	Riken Corp.	368,000	1,652,795
#	Ringer Hut Co., Ltd.	76,800	993,264
	Roland Corp.	90,700	1,923,105
	Round One Corp.	1,227	1,364,535
#	Royal Co., Ltd.	142,000	1,462,934
	Sagami Chain Co., Ltd.	78,000	839,549
*	Sagami Co., Ltd.	80,000	89,045
	Sagami Rubber Industries Co., Ltd.	15,000	41,010
#	Saint Marc Holdings Co., Ltd.	38,300	1,644,517
#	Saizeriya Co., Ltd.	176,900	1,567,770
#	Sakai Ovex Co., Ltd.	205,000	295,959
	Sanden Corp.	499,000	2,250,730
#	Sanei-International Co., Ltd.	61,800	967,867
#	Sankyo Seiko Co., Ltd.	209,000	502,422
	Sanoh Industrial Co., Ltd.	118,000	763,205
#	Sanrio Co., Ltd.	291,900	2,844,630
*	Sansui Electric Co., Ltd.	4,135,000	352,098
#	Sanyo Housing Nagoya Co., Ltd.	363	383,636
#	Sanyo Shokai, Ltd.	474,000	2,457,099
#	Seiko Holdings Corp.	401,407	1,799,202
	Seiren Co., Ltd.	221,000	1,326,032
#	Senshukai Co., Ltd.	164,000	1,156,146
	Shikibo, Ltd.	510,000	735,002
	Shimachu Co., Ltd.	44,900	1,094,622
	Shinyei Kaisha	96,000	173,481
#	Shiroki Co., Ltd.	310,000	774,726
#	Shobunsha Publications, Inc.	56,900	366,075
#	Shochiku Co., Ltd.	438,400	2,774,455

	Showa Corp.	254,100	1,794,385
* #	Silver Seiko, Ltd.	1,091,000	267,474
	SKY Perfect JSAT Holdings, Inc.	4,196	1,712,967
	SNT Corp.	96,300	531,673
#	Sofmap Co., Ltd.	43,100	96,680
	Soft99 Corp.	73,400	423,499
* #	Solid Group Holdings Co., Ltd.	710,600	335,450
	Sotoh Co., Ltd.	51,000	517,014
	SPK Corp.	16,800	194,714
#	Suminoe Textile Co., Ltd.	267,000	536,560
	Sumitomo Forestry Co., Ltd.	452,966	3,737,981
* #	Suzutan Co., Ltd.	26,200	85,969
* #	SxL Corp.	493,000	362,073
	Tachikawa Corp.	50,800	229,663
	Tachi-S Co., Ltd.	122,640	1,424,226
	Takamatsu Corp.	135,500	1,597,266
#	Taka-Q Co., Ltd.	73,500	134,994
* #	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	170,219
#	Tasaki Shinju Co., Ltd.	116,000	227,839
	Taya Co., Ltd.	5,000	35,276
#	TBK Co., Ltd.	90,000	384,424
	TDF Corp.	27,000	64,436
#	Tecmo, Ltd.	79,800	728,923
#	Teikoku Piston Ring Co., Ltd.	111,000	995,856
	Teikoku Sen-I Co., Ltd.	80,000	301,623
	Telepark Corp.	146	181,694
* #	Ten Allied Co., Ltd.	50,000	153,901
	Tenma Corp.	111,000	1,722,079
* #	The Daiei, Inc.	230,100	1,436,461
#	The Japan General Estate Co., Ltd.	121,900	818,931
	The Japan Wool Textile Co., Ltd.	316,000	2,616,393
	Tigers Polymer Corp.	59,000	295,629
	Toabo Corp.	219,000	202,334
	Toei Co., Ltd.	438,000	2,526,407
* #	Tohoku Misawa Homes Co., Ltd.	37,500	97,036
#	Tokai Kanko Co., Ltd.	505,999	247,536
#	Tokai Senko K.K.	102,000	112,163
#	Tokyo Dome Corp.	655,200	3,080,194
	Tokyo Kaikan Co., Ltd.	12,000	58,189
	Tokyo Soir Co., Ltd.	49,000	120,091
#	Tokyo Style Co., Ltd.	345,700	3,101,090
#	Tokyotokeiba Co., Ltd.	971,000	1,755,877
	Tokyu Recreation Co., Ltd.	77,000	434,027
#	Tomy Co., Ltd.	321,793	2,074,881
* #	Tonichi Carlife Group, Inc.	189,000	188,242
	Toppan Forms Co., Ltd.	90,700	1,089,739
	Topre Corp.	185,000	1,672,629
	Totenko Co., Ltd.	57,000	102,475
#	Touei Housing Corp.	92,440	569,796
#	Toyo Radiator Co., Ltd.	260,000	1,352,162
#	Toyo Tire & Rubber Co., Ltd.	730,000	2,326,156
	Toyobo Co., Ltd.	1,029,000	2,027,527

#	Tsukamoto Co., Ltd.	67,000	73,841
#	Tsutsumi Jewelry Co., Ltd.	69,300	1,384,767
#	Unitika, Ltd.	1,673,000	1,718,173
#	U-Shin, Ltd.	97,000	784,450
* #	Victor Co. of Japan, Ltd.	626,000	1,309,433
	Watabe Wedding Corp.	29,500	286,543
#	Watami Food Service Co., Ltd.	144,800	2,299,385
	Wondertable, Ltd.	97,000	114,046
	Xebio Co., Ltd.	38,000	835,068
#	Yamatane Corp.	338,000	552,429
	Yamato International, Inc.	43,000	220,120
	Yellow Hat, Ltd.	75,600	373,604
	Yokohama Reito Co., Ltd.	179,000	1,302,009
#	Yomiuri Land Co., Ltd.	276,000	892,235
#	Yonex Co., Ltd.	41,000	309,974
#	Yorozu Corp.	75,400	1,037,306
	Yoshimoto Kogyo Co., Ltd.	120,000	1,394,494
#	Yoshinoya Holdings Co., Ltd.	2,227	2,665,465
#	Zenrin Co., Ltd.	130,900	2,154,774
#	Zensho Co., Ltd.	372,900	1,999,334
Total Consumer Discretionary			301,296,092

Consumer Staples — (7.5%)
#	Aderans Holdings Co., Ltd.	146,350	2,833,357
*	Aeon Hokkaido Corp.	58,800	194,773
	Ahjikan Co., Ltd.	10,500	69,270
#	Ariake Japan Co., Ltd.	116,800	1,793,253
	Cawachi, Ltd.	83,400	2,113,526
#	CFS Corp.	125,000	790,905
#	Chubu Shiryo Co., Ltd.	91,000	685,507
	Chuo Gyorui Co., Ltd.	93,000	217,332
	Coca-Cola Central Japan Co., Ltd.	311	2,431,481
*	cocokara fine HOLDINGS, Inc.	36,960	798,825
	CVS Bay Area, Inc.	55,000	92,756
#	DyDo Drinco, Inc.	57,200	1,956,944
	Echo Trading Co., Ltd.	11,000	94,824
	Ensuiko Sugar Refining Co., Ltd.	103,000	201,796
#	Fancl Corp.	244,600	2,916,562
* #	First Baking Co., Ltd.	183,000	231,021
	Fuji Oil Co., Ltd.	304,700	2,979,041
	Fujicco Co., Ltd.	121,600	1,340,135
* #	Fujiya Co., Ltd.	564,000	764,836
	Hagoromo Foods Corp.	41,000	348,073
	Harashin Narus Holdings Co., Ltd.	63,100	641,698
* #	Hayashikane Sangyo Co., Ltd.	336,000	386,126
	Heiwado Co., Ltd.	204,100	3,196,015
* #	Hohsui Corp.	120,000	173,638
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	511,654
#	Hokuto Corp.	113,300	2,743,758
#	Inageya Co., Ltd.	179,000	1,524,803
#	ITO EN, Ltd.	98,400	1,550,030
	Itochu-Shokuhin Co., Ltd.	44,300	1,364,475

#	Itoham Foods, Inc.	711,800	3,521,983
	Izumiya Co., Ltd.	300,000	1,785,388
#	J-Oil Mills, Inc.	563,000	2,047,426
	Kameda Seika Co., Ltd.	71,800	1,025,929
	Kasumi Co., Ltd.	216,000	1,392,046
#	Key Coffee, Inc.	78,700	1,142,009
#	Kibun Food Chemifa Co., Ltd.	95,000	977,730
	Kirindo Co., Ltd.	22,800	164,435
	Kose Corp.	55,400	1,238,571
#	Kyodo Shiryo Co., Ltd.	362,000	566,258
#	Kyokuyo Co., Ltd.	380,000	737,915
#	Life Corp.	188,900	2,759,149
#	Lion Corp.	306,000	1,290,441
#	Mandom Corp.	84,400	2,143,733
	Marudai Food Co., Ltd.	454,000	995,750
#	Maruha Nichiro Holdings, Inc.	1,696,069	2,668,788
*	Maruya Co., Ltd.	14,000	23,293
#	Matsumotokiyoshi Holdings Co., Ltd.	37,400	802,076
*	Maxvalu Tohok Co., Ltd.	18,200	128,382
	Maxvalu Tokai Co., Ltd.	61,000	930,584
#	Meito Sangyo Co., Ltd.	79,900	1,478,192
	Mercian Corp.	424,000	974,943
#	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	1,885,955
	Milbon Co., Ltd.	43,940	872,288
	Ministop Co., Ltd.	100,000	2,143,931
#	Mitsui Sugar Co., Ltd.	477,850	1,760,422
#	Miyoshi Oil & Fat Co., Ltd.	268,000	414,295
#	Morinaga & Co., Ltd.	933,000	1,784,093
	Morinaga Milk Industry Co., Ltd.	875,000	2,274,284
	Morishita Jinton Co., Ltd.	47,800	121,629
	Morozoff, Ltd.	110,000	341,619
#	Nagatanien Co., Ltd.	121,000	969,671
#	Nakamuraya Co., Ltd.	208,000	882,072
#	Nichimo Co., Ltd.	112,000	189,612
#	Nihon Chouzai Co., Ltd.	23,000	651,313
	Niitaka Co., Ltd.	7,260	47,947
	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,321,069
	Nippon Flour Mills Co., Ltd.	620,000	2,774,799
#	Nippon Formula Feed Manufacturing Co., Ltd.	274,000	447,472
	Nippon Suisan Kaisha, Ltd.	528,700	2,695,248
	Nissin Sugar Manufacturing Co., Ltd.	152,000	349,268
	Nitto Flour Milling Co., Ltd.	64,000	193,508
#	Oenon Holdings, Inc.	253,000	615,650
	Oie Sangyo Co., Ltd.	20,900	155,375
	Okuwa Co., Ltd.	156,000	2,315,782
	Olympic Corp.	66,700	349,217
	Oriental Yeast Co., Ltd.	103,000	602,265
	Pietro Co., Ltd.	10,300	89,622
#	Pigeon Corp.	69,600	1,400,841
	Poplar Co., Ltd.	25,760	155,929
*	Prima Meat Packers, Ltd.	724,000	851,978
#	Riken Vitamin Co., Ltd.	81,400	2,344,951

	Rock Field Co., Ltd.	47,800	629,994
#	Ryoshoku, Ltd.	153,600	2,924,214
	S Foods, Inc.	106,500	744,553
#	Sakata Seed Corp.	175,600	2,526,663
	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	913,917
	Shoei Foods Corp.	44,000	178,354
#	Showa Sangyo Co., Ltd.	620,000	1,741,166
#	Snow Brand Milk Products Co., Ltd.	924,500	3,341,614
	Sogo Medical Co., Ltd.	23,500	636,558
	Sonton Food Industry Co., Ltd.	43,000	319,820
#	Sotetsu Rosen Co., Ltd.	70,000	292,554
#	Starzen Corp.	286,000	633,258
#	T.Hasegawa Co., Ltd.	142,700	2,171,364
	Takara Holdings, Inc.	365,000	2,292,834
* #	The Maruetsu, Inc.	428,000	3,613,265
#	The Nisshin Oillio Group, Ltd.	601,000	2,533,828
	Three F Co., Ltd.	17,700	121,034
#	Tobu Store Co., Ltd.	220,000	752,879
	Toho Co., Ltd.	162,000	518,336
#	Tohto Suisan Co., Ltd.	120,000	232,729
	Torigoe Co., Ltd.	86,800	617,242
* #	Toyo Sugar Refining Co., Ltd.	157,000	194,012
	Tsukiji Uoichiba Co., Ltd.	57,000	96,581
	Tsuruha Holdings, Inc.	46,400	1,522,021
	U. Store Co., Ltd.	63,600	527,040
	Unicafe, Inc.	14,260	180,661
#	Unicharm Petcare Corp.	100,000	2,988,982
	Unimat Offisco Corp.	87,400	873,970
#	Valor Co., Ltd.	178,400	1,675,947
#	Warabeya Nichiyo Co., Ltd.	52,760	637,029
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	396,650
	Yaoko Co., Ltd.	70,900	2,272,883
#	Yomeishu Seizo Co., Ltd.	102,000	961,821
	Yonekyu Corp.	100,500	1,209,063
	Yuasa Funashoku Co., Ltd.	112,000	277,458
	Yukiguni Maitake Co., Ltd.	77,180	259,611
	Yutaka Foods Corp.	6,000	83,064
Total Consumer Staples			136,636,509

Energy — (1.1%)
#	AOC Holdings, Inc.	143,400	1,477,123
#	BP Castrol K.K.	69,800	195,403
* #	Fuji Kosan Co., Ltd.	264,000	310,858
	Itochu Enex Co., Ltd.	330,300	2,157,717
	Japan Oil Transportation Co., Ltd.	79,000	162,407
	Kanto Natural Gas Development Co., Ltd.	202,000	1,373,173
#	Kyoei Tanker Co., Ltd.	115,000	342,325
	Mitsuuroko Co., Ltd.	234,200	1,389,419
#	Modec, Inc.	127,400	4,156,083
#	Nippon Gas Co., Ltd.	153,000	1,417,630
	Nippon Seiro Co., Ltd.	64,000	163,277
	Sala Corp.	133,000	610,061

	San-Ai Oil Co., Ltd.	266,000	1,161,240
	Shinko Plantech Co., Ltd.	159,000	2,458,095
	Sinanen Co., Ltd.	266,000	1,090,210
#	Toa Oil Co., Ltd.	369,000	525,067
#	Toyo Kanetsu K.K.	478,000	995,472
Total Energy			19,985,560

Financials — (7.5%)
#	Azel Corp.	214,000	278,328
#	Bank of the Ryukyus, Ltd.	125,080	1,221,259
#	Central Finance Co., Ltd.	341,000	855,668
	Century Leasing System, Inc.	186,200	1,991,779
* #	Cosmo Securities Co., Ltd.	1,419,000	1,283,930
#	Creed Corp.	597	500,503
#	Daiko Clearing Services Corp.	51,000	352,829
	Fukushima Bank, Ltd.	858,000	735,380
	Fuyo General Lease Co., Ltd.	108,000	3,409,006
	Gro-BeLS Co., Ltd.	177,000	209,881
#	Higashi-Nippon Bank, Ltd.	643,000	2,617,949
#	Ichiyoshi Securities Co., Ltd.	165,000	1,513,796
*	Kakuei (L.) Corp.	100,000	942
	Keihanshin Real Estate Co., Ltd.	34,000	158,576
	Kenedix, Inc.	2,090	2,564,737
	Kirayaka Holdings, Inc.	98,000	166,145
	Kiyo Holdings, Inc.	2,193,900	3,516,596
#	Kobayashi Yoko Co., Ltd.	30,400	111,018
#	Kosei Securities Co., Ltd.	295,000	330,788
#	Marusan Securities Co., Ltd.	263,000	1,650,142
#	Meiwa Estate Co., Ltd.	89,300	561,898
#	Mito Securities Co., Ltd.	278,000	859,895
	Mitsubishi UFJ Financial Group, Inc.	90	795
#	Monex Beans Holdings, Inc.	1,041	707,780
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,121
* #	NIS Group Co., Ltd.	346,925	518,572
#	Nisshin Fudosan Co., Ltd.	81,100	396,375
	Okasan Holdings, Inc.	562,000	2,913,330
#	OMC Card, Inc.	218,300	693,493
#	Ricoh Leasing Co., Ltd.	107,900	2,352,459
#	RISA Partners, Inc.	701	1,070,391
#	Sankei Building Co., Ltd.	235,000	1,497,401
* #	Seven Seas Holdings Co., Ltd.	194,000	137,048
	Shikoku Bank, Ltd.	762,000	3,202,365
#	Shimizu Bank, Ltd.	32,900	1,343,109
* #	Shinki Co., Ltd.	457,000	464,850
#	Sumitomo Real Estate Sales Co., Ltd.	34,110	1,325,107
	Tachihi Enterprise Co., Ltd.	32,350	1,939,881
	Takagi Securities Co., Ltd.	208,000	425,302
	The Aichi Bank, Ltd.	35,000	2,857,085
	The Akita Bank, Ltd.	684,400	3,096,260
	The Aomori Bank, Ltd.	627,000	2,450,852
	The Awa Bank, Ltd.	271,000	1,502,771

#	The Bank of Ikeda, Ltd.	70,300	2,354,544
#	The Bank of Iwate, Ltd.	65,000	3,886,339
	The Bank of Nagoya, Ltd.	214,297	1,337,469
	The Bank of Okinawa, Ltd.	76,500	2,739,756
	The Bank of Saga, Ltd.	599,000	2,110,088
* #	The Chiba Kogyo Bank, Ltd.	174,200	2,304,516
	The Chukyo Bank, Ltd.	751,000	2,151,083
	The Daisan Bank, Ltd.	637,000	2,143,061
	The Daishi Bank, Ltd.	137,000	609,451
	The Daito Bank, Ltd.	511,000	452,491
	The Ehime Bank, Ltd.	609,000	2,176,792
	The Eighteenth Bank, Ltd.	630,000	2,261,684
	The Fuji Fire & Marine Insurance Co., Ltd.	540,000	1,440,896
	The Fukui Bank, Ltd.	864,000	2,589,562
	The Higo Bank, Ltd.	51,000	307,685
	The Hokkoku Bank, Ltd.	364,000	1,429,598
#	The Hokuetsu Bank, Ltd.	898,000	2,124,834
	The Hyakugo Bank, Ltd.	312,182	1,868,785
	The Kagawa Bank, Ltd.	276,350	1,607,474
	The Kagoshima Bank, Ltd.	260,500	1,972,297
#	The Kanto Tsukuba Bank, Ltd.	193,900	952,418
	The Kita-Nippon Bank, Ltd.	30,506	1,015,526
	The Michinoku Bank, Ltd.	538,000	1,388,333
	The Minato Bank, Ltd.	1,470,000	2,883,514
	The Miyazaki Bank, Ltd.	507,000	2,220,061
	The Nagano Bank, Ltd.	322,000	837,184
	The Nanto Bank, Ltd.	284,000	1,419,982
	The Oita Bank, Ltd.	504,900	3,194,307
	The San-in Godo Bank, Ltd.	198,000	1,729,727
#	TOC Co., Ltd.	433,550	2,108,141
	Tochigi Bank, Ltd.	396,000	2,493,208
	Toho Bank, Ltd.	780,200	3,346,227
	Toho Real Estate Co., Ltd.	195,000	1,038,160
	Tohoku Bank, Ltd.	400,000	664,078
	Tokai Tokyo Securities Co., Ltd.	680,000	2,470,078
	Tokushima Bank, Ltd.	274,200	1,362,329
	Tokyo Rakutenchi Co., Ltd.	227,000	846,372
#	Tokyo Theatres Co., Inc.	307,000	581,392
	Tokyo Tomin Bank, Ltd.	113,100	2,195,099
	Tokyu Community Corp.	49,400	1,132,991
#	Tokyu Livable, Inc.	132,300	1,156,616
	Tomato Bank, Ltd.	407,000	817,471
#	Tottori Bank, Ltd.	336,000	925,394
* #	Towa Bank, Ltd.	833,000	801,059
#	Towa Real Estate Development Co., Ltd.	371,000	378,314
#	Toyo Securities Co., Ltd.	315,000	1,042,644
#	Urban Corp.	632,800	1,860,646
	Yamagata Bank, Ltd.	600,500	3,523,934
	Yamanashi Chuo Bank, Ltd.	248,000	1,299,655
	Yuraku Real Estate Co., Ltd.	212,000	801,250
Total Financials			138,141,907

Health Care — (3.8%)
	Aloka Co., Ltd.	104,000	1,434,610
	As One Corp.	71,368	1,562,701
	ASKA Pharmaceutical Co., Ltd.	103,000	824,057
	Create Medic Co., Ltd.	28,000	242,443
	Eiken Chemical Co., Ltd.	81,000	671,320
	FALCO biosystems, Ltd.	35,200	240,109
#	Fuso Pharmaceutical Industries, Ltd.	330,000	1,083,028
#	Green Hospital Supply, Inc.	940	562,559
	Hitachi Medical Corp.	138,000	1,060,716
	Hogy Medical Co., Ltd.	56,000	2,839,311
#	Iwaki & Co., Ltd.	55,000	98,980
	Japan Medical Dynamic Marketing, Inc.	44,900	126,834
#	Jeol, Ltd.	275,000	1,211,606
	JMS Co., Ltd.	129,000	369,476
	Kaken Pharmaceutical Co., Ltd.	397,000	3,307,612
	Kawamoto Corp.	4,000	13,682
	Kawanishi Holdings, Ltd.	7,400	62,934
	Kawasumi Laboratories, Inc.	45,000	279,814
#	Kissei Pharmaceutical Co., Ltd.	191,500	4,273,619
	Kobayashi Pharmaceutical Co., Ltd.	64,600	2,074,534
#	Kyorin Co., Ltd.	203,000	2,538,989
	Miraca Holdings, Inc.	152,400	3,651,207
#	Mochida Pharmaceutical Co., Ltd.	419,900	4,598,135
#	Nichii Gakkan Co.	124,500	1,643,923
	Nihon Kohden Corp.	155,300	2,691,336
#	Nikkiso Co., Ltd.	243,000	1,686,397
#	Nippon Chemiphar Co., Ltd.	134,000	631,956
#	Nippon Kayaku Co., Ltd.	254,000	1,579,741
	Nippon Shinyaku Co., Ltd.	243,000	3,091,417
#	Nipro Corp.	206,100	3,497,996
	Nissui Pharmaceutical Co., Ltd.	67,800	435,850
#	Paramount Bed Co., Ltd.	109,400	1,618,352
	Rion Co., Ltd.	5,000	29,144
	Rohto Pharmaceutical Co., Ltd.	389,600	4,456,014
	Seikagaku Corp.	203,900	2,039,155
#	SSP Co., Ltd.	436,000	2,169,762
	Sundrug Co., Ltd.	57,600	1,171,364
#	Topcon Corp.	125,000	1,186,063
	Torii Pharmaceutical Co., Ltd.	98,900	1,491,613
#	Towa Pharmaceutical Co., Ltd.	57,800	2,153,488
	Tsumura & Co.	53,500	1,377,554
	Vital-Net, Inc.	146,300	926,420
#	Wakamoto Pharmaceutical Co., Ltd.	102,000	342,511
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,592,950
Total Health Care			68,941,282

Industrials — (21.3%)
#	A&A Material Corp.	235,000	283,377
#	Advan Co., Ltd.	102,100	595,658
*	ADVANEX, Inc.	121,000	193,745
#	Aeon Delight Co., Ltd.	142,800	2,921,738

	Aica Kogyo Co., Ltd.	243,000	2,144,169
	Aichi Corp.	267,800	1,861,961
#	Aida Engineering, Ltd.	273,000	1,321,803
	Airport Facilities Co., Ltd.	190,970	1,278,980
	Airtech Japan, Ltd.	26,700	146,628
	Alps Logistics Co., Ltd.	53,900	558,425
#	Altech Co., Ltd.	23,000	71,656
#	Altech Corp.	38,150	403,212
#	Amano Corp.	276,400	2,666,659
	Ando Corp.	264,000	559,318
#	Anest Iwata Corp.	152,000	642,221
#	ART Corp.	38,000	531,270
	Asahi Diamond Industrial Co., Ltd.	251,000	1,804,816
	Asahi Kogyosha Co., Ltd.	101,000	371,492
	Asahi Pretec Corp.	123,650	3,854,734
* #	Asanuma Corp.	234,000	309,013
	Asia Air Survey Co., Ltd.	32,000	122,756
	Asunaro Aoki Construction Co., Ltd.	171,000	780,097
	Ataka Construction & Engineering Co., Ltd.	60,000	148,215
	Bando Chemical Industries, Ltd.	349,000	1,342,627
	Biken Techno Corp.	14,100	61,033
	Bunka Shutter Co., Ltd.	245,000	984,520
	Central Glass Co., Ltd.	617,000	2,518,165
	Central Security Patrols Co., Ltd.	45,800	438,733
	Chudenko Corp.	214,900	3,378,595
#	Chugai Ro Co., Ltd.	335,000	1,655,426
#	Chuo Denki Kogyo Co., Ltd.	92,000	1,376,456
#	CKD Corp.	236,000	1,465,655
	Commuture Corp.	157,202	977,737
	Comsys Holdings Corp.	145,000	1,280,536
#	Cosel Co., Ltd.	147,100	1,208,116
	CTI Engineering Co., Ltd.	45,100	295,239
	Dai-Dan Co., Ltd.	160,000	760,418
#	Daihen Corp.	471,000	2,157,946
	Daiho Corp.	202,000	232,216
#	Daiichi Jitsugyo Co., Ltd.	198,000	887,104
#	Daimei Telecom Engineering Corp.	143,000	1,348,754
	Daiseki Co., Ltd.	151,263	4,812,967
*	Daisue Construction Co., Ltd.	316,500	166,681
	Daiwa Industries, Ltd.	173,000	828,160
	Danto Holdings Corp.	92,000	158,830
#	Denyo Co., Ltd.	93,000	805,209
	DMW Corp.	4,800	102,682
* #	Dream Incubator, Inc.	168	212,986
#	Ebara Corp.	847,000	2,634,597
* #	Eneserve Corp.	110,900	634,158
#	Enshu, Ltd.	215,000	267,644
#	Freesia Macross Corp.	1,355,000	294,137
#	Fudo Tetra Corp.	619,800	571,612
* #	Fujisash Co., Ltd.	106,300	90,065
#	Fujita Corp.	115,010	254,807
	Fujitec Co., Ltd.	312,000	1,850,497

	Fukuda Corp.	136,000	464,170
	Fukusima Industries Corp.	30,500	312,596
#	Fukuyama Transporting Co., Ltd.	936,400	3,248,079
	Funai Consulting, Co., Ltd.	102,000	583,117
	Furukawa Co., Ltd.	1,428,000	2,460,101
	Furukawa Electric Co., Ltd.	5,000	21,764
	Furusato Industries, Ltd.	52,000	558,130
	Futaba Corp.	163,800	2,812,527
#	Gecoss Corp.	116,700	508,471
#	GS Yuasa Corp.	1,120,000	5,370,073
#	Hakuyosha Co., Ltd.	88,000	234,623
#	Hamai Co., Ltd.	97,000	149,202
	Hanwa Co., Ltd.	745,000	4,607,477
	Hazama Corp.	293,600	326,123
	Hibiya Engineering, Ltd.	133,000	1,055,286
	Hitachi Metals Techno, Ltd.	57,500	277,925
#	Hitachi Plant Technologies, Ltd.	681,570	2,523,964
	Hitachi Tool Engineering, Ltd.	96,500	1,247,720
	Hitachi Transport System, Ltd.	349,600	4,421,260
* #	Hitachi Zosen Corp.	1,548,000	1,751,702
	Hokuetsu Industries Co., Ltd.	96,000	301,886
	Hokuriku Electrical Construction Co., Ltd.	56,000	183,889
#	Hosokawa Micron Corp.	147,000	1,038,699
#	Howa Machinery, Ltd.	389,000	370,192
	IBJ Leasing Co., Ltd.	127,800	2,286,050
	Ichiken Co., Ltd.	105,000	175,090
	Ichinen Co., Ltd.	73,000	420,141
#	Idec Corp.	135,500	1,626,039
#	Iino Kaiun Kaisha, Ltd.	346,700	3,161,511
	i-Logistics Corp.	91,000	255,257
	Inaba Denki Sangyo Co., Ltd.	88,300	2,580,726
	Inabata and Co., Ltd.	226,000	1,118,561
* #	Inoue Kogyo Co., Ltd.	425,000	147,792
#	Inui Steamship Co., Ltd.	83,000	1,225,894
* #	Iseki & Co., Ltd.	779,000	1,813,866
* #	Ishikawa Seisakusho, Ltd.	154,000	136,339
*	Ishikawajima Construction Materials Co., Ltd.	43,000	47,837
	Ishikawajima Transport Machinery Co., Ltd.	73,000	319,499
#	Itoki Corp.	179,000	877,795
#	Iwasaki Electric Co., Ltd.	266,000	701,945
#	IWATANI Corp.	870,000	2,652,731
* #	J Bridge Corp.	276,000	117,057
#	Jalux, Inc.	44,400	605,941
#	Jamco Corp.	84,000	583,611
* #	Japan Bridge Corp.	44,350	102,809
#	Japan Cash Machine Co., Ltd.	102,115	753,277
#	Japan Foundation Engineering Co., Ltd.	95,600	214,240
#	Japan Kenzai Co., Ltd.	95,940	518,496
	Japan Pulp & Paper Co., Ltd.	514,000	1,836,559
	Japan Servo Co., Ltd.	80,000	655,996
	Japan Steel Tower Co., Ltd.	44,000	180,575
#	Japan Transcity Corp.	236,000	910,504

	K.R.S. Corp.	39,200	308,494
#	Kamagai Gumi Co., Ltd.	583,800	587,883
	Kamei Corp.	121,000	519,760
	Kanaden Corp.	121,000	655,965
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	926,846
	Kanamoto Co., Ltd.	114,000	643,012
#	Kandenko Co., Ltd.	164,000	1,099,925
* #	Kanematsu Corp.	1,481,625	2,150,583
* #	Kanematsu-NNK Corp.	125,000	141,166
#	Katakura Industries Co., Ltd.	119,000	1,878,878
#	Kato Works Co., Ltd.	202,000	792,588
*	Kawada Industries, Inc.	158,000	267,026
	Kawagishi Bridge Works Co., Ltd.	38,000	107,413
	Kawaguchi Metal Industries Co., Ltd.	11,000	41,648
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	423,746
#	Kimura Chemical Plants Co., Ltd.	61,000	589,588
#	Kinki Sharyo Co., Ltd.	212,000	847,543
	Kintetsu World Express, Inc.	117,300	3,002,451
	Kioritz Corp.	239,000	626,689
#	Kitagawa Iron Works Co., Ltd.	344,000	651,338
#	Kitano Construction Corp.	258,000	570,375
	Kitazawa Sangyo Co., Ltd.	57,000	121,393
#	Kitz Corp.	420,000	2,149,870
#	Koike Sanso Kogyo Co., Ltd.	155,000	832,057
	Koito Industries, Ltd.	102,000	355,993
#	Kokuyo Co., Ltd.	126,325	1,131,236
#	Komai Tekko, Inc.	109,000	279,162
	Komatsu Wall Industry Co., Ltd.	33,700	397,981
	Komori Corp.	10,000	182,556
	Kondotec, Inc.	40,500	265,927
#	Kosaido Co., Ltd.	79,000	379,829
	Kuroda Electric Co., Ltd.	112,900	1,679,282
	Kyodo Printing Co., Ltd.	311,000	966,547
#	Kyoei Sangyo Co., Ltd.	97,000	296,466
#	Kyokuto Boeki Kaisha, Ltd.	82,000	178,987
	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	920,109
	Kyosan Electric Manufacturing Co., Ltd.	218,000	875,182
	Kyowa Exeo Corp.	354,000	3,284,979
	Kyudenko Corp.	281,000	1,949,830
* #	Link Consulting Associates - Japan Corp.	63,500	54,644
* #	Lonseal Corp.	127,000	156,350
#	Maeda Corp.	641,000	2,202,511
	Maeda Road Construction Co., Ltd.	327,000	2,298,782
	Maezawa Industries, Inc.	59,300	121,448
#	Maezawa Kaisei Industries Co., Ltd.	54,700	549,905
	Makino Milling Machine Co., Ltd.	330,000	2,082,369
	Marubeni Construction Material Lease Co., Ltd.	78,000	121,421
	Maruka Machinery Co., Ltd.	28,100	269,310
	Maruwn Corp.	66,000	153,388
#	Maruyama Manufacturing Co., Inc.	150,000	341,735
	Maruzen Showa Unyu Co., Ltd.	335,000	1,054,859
#	Matsuda Sangyo Co., Ltd.	90,530	2,266,543

	Matsui Construction Co., Ltd.	98,600	302,512
*	Matsuo Bridge Co., Ltd.	72,000	97,685
#	Max Co., Ltd.	188,000	2,125,347
#	Meidensha Corp.	785,050	2,361,582
*	Meiji Machine Co., Ltd.	213,000	194,102
#	Meiji Shipping Co., Ltd.	109,000	588,559
	Meisei Industrial Co., Ltd.	29,000	87,399
#	Meitec Corp.	135,600	3,845,544
	Meito Transportation Co., Ltd.	22,000	162,955
* #	Meiwa Trading Co., Ltd.	140,000	342,644
	Mitani Corp.	54,000	442,210
#	Mitsubishi Cable Industries, Ltd.	736,000	942,787
#	Mitsubishi Kakoki Kaisha, Ltd.	254,000	864,152
#	Mitsubishi Pencil Co., Ltd.	121,500	1,599,389
	Mitsuboshi Belting, Ltd.	281,000	1,356,629
#	Mitsui Matsushima Co., Ltd.	347,000	1,024,028
#	Mitsui-Soko Co., Ltd.	487,000	2,346,667
	Mitsumura Printing Co., Ltd.	95,000	313,453
#	Miura Co., Ltd.	145,200	3,414,074
	Miura Printing Corp.	19,000	46,049
#	Miyairi Valve Manufacturing Co., Ltd.	43,000	36,060
* #	Miyaji Engineering Group	203,000	204,979
* #	Miyakoshi Corp.	48,400	347,563
*	Mori Denki Mfg. Co., Ltd.	628,000	64,960
	Morita Corp.	163,000	662,797
	Moshi Moshi Hotline, Inc.	122,700	3,116,316
	Mystar Engineering Corp.	15,600	67,885
	NAC Co., Ltd.	28,900	219,031
	Nachi-Fujikoshi Corp.	604,000	2,350,639
	Naikai Zosen Corp.	75,000	297,967
#	Nakano Corp.	103,000	267,604
	Narasaki Sangyo Co., Ltd.	68,000	87,209
	NEC Leasing, Ltd.	72,600	1,124,729
#	NEC System Integration & Construction, Ltd.	172,100	2,171,419
	New Tachikawa Aircraft Co., Ltd.	10,100	378,209
* #	Nichias Corp.	435,000	1,338,620
	Nichiban Co., Ltd.	125,000	355,918
#	Nichiha Corp.	126,180	1,112,310
	Nihon Spindle Manufacturing Co., Ltd.	115,000	319,749
	Nikko Co., Ltd.	127,000	347,137
#	Nippo Corp.	409,000	2,281,020
#	Nippon Carbon Co., Ltd.	406,000	1,932,522
* #	Nippon Conveyor Co., Ltd.	168,000	150,163
	Nippon Densetsu Kogyo Co., Ltd.	225,000	2,043,840
	Nippon Denwa Shisetu Co., Ltd.	208,000	577,229
	Nippon Filcon Co., Ltd.	75,000	408,922
	Nippon Hume Corp.	91,000	265,828
	Nippon Jogesuido Sekkei Co., Ltd.	289	240,705
#	Nippon Kanzai Co., Ltd.	71,000	1,884,797
	Nippon Koei Co., Ltd.	279,000	767,786
	Nippon Konpo Unyu Soko Co., Ltd.	253,000	3,232,985
#	Nippon Parking Development Co., Ltd.	10,609	506,363

	Nippon Seisen Co., Ltd.	107,000	402,683
#	Nippon Sharyo, Ltd.	506,000	1,215,931
#	Nippon Shindo Co., Ltd.	50,000	84,910
	Nippon Signal Co., Ltd.	216,000	1,229,950
#	Nippon Steel Trading Co., Ltd.	399,000	1,119,581
	Nippon Thompson Co., Ltd.	262,000	1,675,058
	Nippon Tungsten Co., Ltd.	82,000	173,988
	Nippon Yusoki Co., Ltd.	141,000	428,185
#	Nishimatsu Construction Co., Ltd.	979,000	2,574,232
	Nishi-Nippon Railroad Co., Ltd.	346,000	1,177,385
#	Nishishiba Electric Co., Ltd.	101,000	220,685
#	Nissei Corp.	107,400	1,082,019
	Nissei Plastic Industrial Co., Ltd.	68,000	292,985
	Nissin Corp.	351,000	1,002,198
	Nitchitsu Co., Ltd.	60,000	201,002
	Nitta Corp.	104,200	2,273,940
#	Nitto Boseki Co., Ltd.	870,000	2,042,231
#	Nitto Electric Works, Ltd.	154,800	1,486,215
#	Nitto Kohki Co., Ltd.	78,300	1,543,598
#	Nitto Seiko Co., Ltd.	143,000	626,813
*	Nittoc Construction Co., Ltd.	196,000	108,670
	Noda Corp.	33,800	89,576
#	Nomura Co., Ltd.	210,000	709,195
#	Noritz Corp.	177,100	2,172,435
* #	Oak Capital Corp.	753,354	127,837
	Obayashi Road Corp.	106,000	166,809
	Odakyu Construction Co., Ltd.	63,500	140,430
	Oiles Corp.	101,952	1,979,730
	Okabe Co., Ltd.	192,000	885,410
#	Okamoto Machine Tool Works, Ltd.	164,000	380,840
#	Okamura Corp.	379,900	2,792,518
	Okano Valve Manufacturing Co.	58,000	426,251
	Oki Electric Cable Co., Ltd.	117,000	216,186
#	OKK Corp.	262,000	522,960
#	Okumura Corp.	770,400	3,121,223
#	O-M, Ltd.	107,000	772,795
	Onoken Co., Ltd.	72,800	1,255,246
#	Organo Corp.	203,000	2,415,199
	Oriental Shiraishi Corp.	73,400	193,757
	Original Engineering Consultants Co., Ltd.	9,000	18,883
#	OSG Corp.	119,900	1,355,256
#	Oyo Corp.	110,400	1,326,036
#	P.S. Mitsubishi Construction Co., Ltd.	76,800	233,443
#	Park24 Co., Ltd.	69,500	421,080
* #	Pasco Corp.	242,500	484,342
#	Pasona Group, Inc.	1,474	918,692
* #	Penta-Ocean Construction Co., Ltd.	864,000	1,392,148
* #	PIA Corp.	29,500	300,851
#	Pilot Corp.	780	1,484,460
#	PRONEXUS, Inc.	137,000	935,369
#	Raito Kogyo Co., Ltd.	199,000	499,567
#	Rasa Industries, Ltd.	277,000	524,318

	Rheon Automatic Machinery Co., Ltd.	64,000	212,369
	Ryobi, Ltd.	573,200	2,078,344
* #	Saeki Kensetsu Kogyo Co., Ltd.	211,000	130,910
	Sagami Railway Co., Ltd.	364,000	1,343,925
*	Sailor Pen Co., Ltd.	127,000	107,626
	Sakai Heavy Industries, Ltd.	126,000	258,945
* #	Sakurada Co., Ltd.	225,000	46,582
* #	Sanix, Inc.	161,700	435,819
#	Sanki Engineering Co., Ltd.	268,000	2,184,785
#	Sanko Metal Industrial Co., Ltd.	118,000	411,059
	Sankyo-Tateyama Holdings, Inc.	1,132,000	1,332,733
	Sanritsu Corp.	17,800	141,615
	Sanwa Holdings Corp.	208,000	789,067
	Sanyo Denki Co., Ltd.	219,000	972,470
	Sanyo Engineering & Construction, Inc.	48,000	183,530
	SANYO INDUSTRIES, Ltd.	102,000	202,705
#	Sasebo Heavy Industries Co., Ltd.	561,000	1,550,094
* #	Sata Construction Co., Ltd.	234,000	143,170
	Sato Corp.	111,500	1,257,646
	Sato Shoji Corp.	67,000	514,546
	Sawafuji Electric Co., Ltd.	48,000	122,403
	Secom Joshinetsu Co., Ltd.	34,800	754,509
#	Secom Techno Service Co., Ltd.	44,500	1,258,899
	Seibu Electric Industry Co., Ltd.	67,000	318,511
#	Seika Corp.	274,000	669,170
*	Seikitokyu Kogyo Co., Ltd.	335,000	239,759
	Seino Holdings Co., Ltd.	204,000	1,245,682
	Sekisui Jushi Co., Ltd.	166,000	1,341,936
#	Senko Co., Ltd.	381,000	1,533,782
#	Senshu Electric Co., Ltd.	37,300	693,915
#	Shibaura Mechatronics Corp.	175,000	956,728
#	Shibusawa Warehouse Co., Ltd.	266,000	1,447,420
	Shibuya Kogyo Co., Ltd.	84,500	641,794
	Shima Seiki Manufacturing Co., Ltd.	40,000	1,091,989
	Shin Nippon Air Technologies Co., Ltd.	87,280	649,335
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	565,686
#	Shinko Electric Co., Ltd.	509,000	1,586,862
#	Shin-Kobe Electric Machinery Co., Ltd.	178,000	1,552,910
#	Shinmaywa Industries, Ltd.	413,000	1,635,285
#	Shinnihon Corp.	215,900	355,814
	Shinsho Corp.	291,000	1,019,769
	Shinwa Kaiun Kaisha, Ltd.	420,000	2,292,576
	Sho-Bond Corp.	100,800	1,461,726
#	Shoko Co., Ltd.	324,000	473,160
	Showa Aircraft Industry Co., Ltd.	114,000	1,182,894
	Showa KDE Co., Ltd.	124,000	153,927
	Sintokogio, Ltd.	197,000	1,929,150
	Soda Nikka Co., Ltd.	67,000	246,908
	Sodick Co., Ltd.	187,000	926,086
#	Sohgo Security Services Co., Ltd.	91,900	1,114,325
	Space Co., Ltd.	75,320	568,217
	Subaru Enterprise Co., Ltd.	59,000	182,611

	Sugimoto & Co., Ltd.	35,000	426,578
* #	Sumitomo Coal Mining Co., Ltd.	851,500	842,496
#	Sumitomo Densetsu Co., Ltd.	107,400	688,469
* #	Sumitomo Mitsui Construction Co., Ltd.	785,060	747,571
#	Sumitomo Precision Products Co., Ltd.	180,000	660,710
	Sumitomo Warehouse Co., Ltd.	300,000	1,421,958
*	Sun Wave Corp.	155,000	249,752
	Suzuki Metal Industry Co., Ltd.	71,000	159,021
#	SWCC Showa Holdings Co., Ltd.	853,000	1,246,389
	Tadano, Ltd.	161,579	1,739,835
#	Taihei Dengyo Kaisha, Ltd.	155,000	1,420,924
#	Taihei Kogyo Co., Ltd.	264,000	919,494
* #	Taiheiyo Kaiun Co., Ltd.	167,000	308,240
*	Taiheiyo Kouhatsu, Inc.	198,000	197,698
#	Taiho Kogyo Co., Ltd.	97,700	1,242,290
	Taikisha, Ltd.	129,000	2,025,199
	Taisei Rotec Corp.	271,000	484,817
	Takada Kiko Co., Ltd.	48,000	104,451
#	Takano Co., Ltd.	53,400	418,561
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	579,522
#	Takara Printing Co., Ltd.	39,055	284,761
#	Takara Standard Co., Ltd.	529,000	2,382,140
	Takasago Thermal Engineering Co., Ltd.	299,000	2,875,930
* #	Takashima & Co., Ltd.	137,000	269,518
	Takigami Steel Construction Co., Ltd.	50,000	158,061
#	Takisawa Machine Tool Co., Ltd.	191,000	286,158
#	Takuma Co., Ltd.	305,000	962,137
	Tanseisha Co., Ltd.	74,000	198,184
	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	624,551
#	TCM Corp.	359,000	808,270
	Techno Associe Co., Ltd.	59,900	621,099
	Techno Ryowa, Ltd.	66,600	419,745
#	Teikoku Electric Manufacturing Co., Ltd.	32,900	616,735
*	Tekken Corp.	535,000	645,470
	Teraoka Seisakusho Co., Ltd.	55,000	307,295
* #	The Goodwill Group, Inc.	4,635	222,390
	The Keihin Co., Ltd.	204,000	321,329
	The Kodensha Co., Ltd.	25,000	55,322
	The Nippon Road Co., Ltd.	333,000	548,620
	The Yasuda Warehouse Co., Ltd.	100,900	811,863
*	Toa Corp.	764,000	1,130,301
#	Toa Doro Kogyo Co., Ltd.	155,000	337,344
* #	Tobishima Corp.	1,548,500	467,197
#	Tocalo Co., Ltd.	53,000	842,526
	Toda Corp.	211,000	771,275
	Todentu Corp.	121,000	255,413
	Toenec Corp.	324,000	1,762,484
	Tokai Lease Co., Ltd.	86,000	161,163
	Tokimec, Inc.	272,000	671,656
	Toko Electric Corp.	88,000	216,448
	Tokyo Biso Kogyo Corp.	19,000	120,420
#	Tokyo Energy & Systems, Inc.	129,000	718,897

#	Tokyo Kikai Seisakusho, Ltd.	312,000	673,120
#	Tokyo Leasing Co., Ltd.	223,800	1,845,279
	Tokyo Sangyo Co., Ltd.	78,000	233,992
#	Tokyu Construction Co., Ltd.	366,290	1,265,117
	Tokyu Corp.	240,000	1,245,319
	Toli Corp.	212,000	395,546
	Tomoe Corp.	115,500	260,287
#	Tonami Transportation Co., Ltd.	340,000	752,874
* #	Tori Holdings Co., Ltd.	2,969,000	306,810
#	Torishima Pump Manufacturing Co., Ltd.	105,000	2,165,058
	Toshiba Machine Co., Ltd.	89,000	606,244
#	Toshiba Plant Kensetsu Co., Ltd.	337,000	2,897,118
	Tosho Printing Co., Ltd.	249,000	645,113
	Totetsu Kogyo Co., Ltd.	125,000	763,311
* #	Toyo Construction Co., Ltd.	1,005,000	662,436
#	Toyo Electric Co., Ltd.	159,000	535,277
	Toyo Engineering Corp.	645,400	4,155,146
#	Toyo Machinery & Metal Co., Ltd.	61,000	239,815
	Toyo Shutter Co., Ltd.	11,800	105,822
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	495,812
#	Trusco Nakayama Corp.	114,100	1,708,628
#	Tsubakimoto Chain Co.	594,700	3,464,411
	Tsubakimoto Kogyo Co., Ltd.	97,000	326,926
#	Tsudakoma Corp.	204,000	448,647
#	Tsugami Corp.	272,000	979,624
#	Tsukishima Kikai Co., Ltd.	152,000	1,375,085
	Tsurumi Manufacturing Co., Ltd.	96,000	790,034
	Tsuzuki Denki Co., Ltd.	75,000	272,779
	TTK Co., Ltd.	62,000	292,454
	Uchida Yoko Co., Ltd.	175,000	663,439
#	Ueki Corp.	47,000	76,482
#	Union Tool Co.	79,000	2,299,355
	Utoc Corp.	99,000	479,726
* #	Venture Link Co., Ltd.	405,500	271,259
* #	Wakachiku Construction Co., Ltd.	395,000	309,153
	Wavelock Holdings Co., Ltd.	31,500	125,712
	Weathernews, Inc.	20,000	248,518
	Yahagi Construction Co., Ltd.	154,000	902,504
	Yamato Corp.	82,000	198,297
	Yamaura Corp.	40,500	87,335
	Yamazen Co., Ltd.	315,000	1,413,366
	Yokogawa Bridge Holdings Corp.	142,400	959,304
	Yondenko Corp.	136,800	742,654
#	Yuasa Trading Co., Ltd.	800,000	1,152,312
	Yuken Kogyo Co., Ltd.	156,000	541,603
	Yurtec Corp.	285,000	1,760,868
	Yushin Precision Equipment Co., Ltd.	54,934	1,291,983
Total Industrials			390,783,371

Information Technology — (8.8%)
	Aichi Tokei Denki Co., Ltd.	113,000	254,441
#	Aiphone Co., Ltd.	72,800	1,163,116

*	Allied Telesis Holdings K.K.	470,700	301,557
#	Alpha Systems, Inc.	43,500	1,087,201
#	Anritsu Corp.	446,000	1,388,717
	AOI Electronics Co., Ltd.	38,400	442,200
	Apic Yamada Corp.	36,000	111,450
#	Arisawa Manufacturing Co., Ltd.	139,400	899,870
#	CAC Corp.	70,900	635,943
	Canon Electronics, Inc.	70,000	1,773,391
#	Canon Finetech, Inc.	151,070	2,037,916
#	Chino Corp.	162,000	475,670
#	CMK Corp.	216,000	1,463,960
	Computer Engineering & Consulting, Ltd.	63,100	645,702
	Core Corp.	45,700	271,421
	Cresco, Ltd.	11,600	96,805
#	Dai Nippon Screen Mfg. Co., Ltd.	654,000	2,627,517
*	Daiko Denshi Tsushin, Ltd.	23,000	43,408
#	Daiwabo Information System Co., Ltd.	62,000	1,086,818
#	Denki Kogyo Co., Ltd.	243,000	1,457,545
	DKK TOA Corp.	31,000	128,825
	DTS Corp.	87,200	1,594,614
#	Dwango Co., Ltd.	230	514,414
#	eAccess, Ltd.	4,747	2,444,780
	Eizo Nanao Corp.	77,600	1,660,757
	Elna Co., Ltd.	97,000	210,555
#	Enplas Corp.	72,200	834,335
#	Epson Toyocom Corp.	437,000	1,447,814
#	ESPEC Corp.	82,000	843,639
* #	FDK Corp.	436,000	696,975
#	Fuji Soft, Inc.	131,400	2,317,929
	Fujitsu Component, Ltd.	177	163,565
	Fujitsu Frontech, Ltd.	80,700	766,127
	Fuso Dentsu Co., Ltd.	16,000	58,913
#	Future Architect, Inc.	1,504	910,919
* #	GMO Internet, Inc.	242,500	996,790
	Hakuto Co., Ltd.	82,500	758,613
#	Hitachi Business Solution Co., Ltd.	43,200	279,433
	Hitachi Information Systems, Ltd.	147,100	3,435,237
#	Hitachi Kokusai Electric, Inc.	311,500	2,788,550
	Hitachi Maxell, Ltd.	158,100	1,991,529
	Hitachi Software Engineering Co., Ltd.	190,300	4,193,312
	Hitachi Systems & Services, Ltd.	86,000	1,489,044
	Hochiki Corp.	99,000	741,057
#	Hokuriku Electric Industry Co., Ltd.	316,000	631,061
	Horiba, Ltd.	5,100	135,145
#	Hosiden Corp.	249,600	5,323,086
#	Icom, Inc.	51,000	1,285,982
* #	Ikegami Tsushinki Co., Ltd.	174,000	260,992
*	Ines Corp.	177,200	1,023,673
	I-Net Corp.	47,800	261,134
	Information Services International-Dentsu, Ltd.	106,600	814,580
#	Invoice, Inc.	40,368	475,667
#	Ishii Hyoki Co., Ltd.	24,300	673,736

*	IT Holdings Corp.	300,901	6,050,041
	Iwatsu Electric Co., Ltd.	311,000	342,291
	Japan Aviation Electronics Industry, Ltd.	308,600	2,701,924
	Japan Business Computer Co., Ltd.	76,900	556,765
	Japan Digital Laboratory Co., Ltd.	116,500	1,388,114
	Japan Radio Co., Ltd.	446,000	1,311,597
#	Jastec Co., Ltd.	63,000	386,181
	JBIS Holdings, Inc.	81,700	330,624
	JIEC Co., Ltd.	199	185,959
	Kaga Electronics Co., Ltd.	100,000	1,314,789
#	Kakaku.com, Inc.	430	1,280,903
	Kanematsu Electronics, Ltd.	85,300	665,854
* #	Kasuga Electric Works, Ltd.	44,000	149,645
	Kawatetsu Systems, Inc.	174	178,600
	Koa Corp.	152,800	1,096,041
#	Koei Co., Ltd.	238,700	3,216,797
* #	Kubotek Corp.	407	177,353
	Kyoden Co., Ltd.	160,000	265,595
	Kyowa Electronic Instruments Co., Ltd.	52,000	170,593
	Macnica, Inc.	62,500	861,672
	Marubun Corp.	98,700	687,337
#	Maruwa Co., Ltd.	37,400	461,060
	Maspro Denkoh Corp.	62,600	515,035
#	Megachips Corp.	89,600	1,013,102
* #	Meisei Electric Co., Ltd.	359,000	340,574
#	Melco Holdings, Inc.	9,000	177,125
	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,223,308
#	Miroku Jyoho Service Co., Ltd.	107,000	267,198
	Mitsui High-Tec, Inc.	145,700	1,153,498
#	Mitsui Knowledge Industry Co., Ltd.	3,790	1,068,016
	Moritex Corp.	35,100	184,498
* #	Mutoh Holdings Co., Ltd.	164,000	447,071
*	Nagano Japan Radio Co., Ltd.	85,000	134,652
	Nakayo Telecommunications, Inc.	49,000	108,528
	NEC Fielding, Ltd.	194,800	2,481,695
	NEC Mobiling, Ltd.	50,900	896,761
* #	NEC Tokin Corp.	392,000	1,386,188
#	Net One Systems Co., Ltd.	1,941	2,173,240
*	Netmarks, Inc.	523	120,568
#	New Japan Radio Co., Ltd.	112,000	406,835
	Nichicon Corp.	272,300	2,219,794
#	Nidec Sankyo Corp.	205,000	1,301,208
#	Nihon Dempa Kogyo Co., Ltd.	70,800	1,499,541
#	Nihon Inter Electronics Corp.	104,700	297,773
	Nippon Avionics Co., Ltd.	83,000	170,094
#	Nippon Ceramic Co., Ltd.	89,000	1,031,758
	Nippon Chemi-Con Corp.	478,000	1,738,763
	Nippon Systemware Co., Ltd.	30,000	145,468
	Nissho Electronics Corp.	81,600	434,966
	Nohmi Bosai, Ltd.	191,000	1,211,604
	NS Solutions Corp.	46,500	1,028,860
#	NSD Co., Ltd.	178,600	2,027,423

	Okaya Electric Industries Co., Ltd.	73,000	346,757
* #	Oki Electric Industry Co., Ltd.	1,850,000	2,838,985
	Ono Sokki Co., Ltd.	105,000	566,818
	Origin Electric Co., Ltd.	107,000	633,134
#	Osaki Electric Co., Ltd.	131,000	778,367
	PCA Corp.	17,500	156,807
* #	Pixela Corp.	33,000	106,849
*	Pulstec Industrial Co., Ltd.	21,200	30,950
	Ricoh Elemex Corp.	77,000	703,679
	Rikei Corp.	22,500	30,747
	Riken Keiki Co., Ltd.	79,900	516,333
#	Roland DG Corp.	61,400	1,632,660
	Ryoden Trading Co., Ltd.	155,000	1,075,649
	Ryosan Co., Ltd.	125,300	2,693,812
#	Ryoyo Electro Corp.	110,900	1,111,838
	Sanken Electric Co., Ltd.	308,000	1,821,934
	Sanko Co., Ltd.	22,000	106,612
	Sanshin Electronics Co., Ltd.	111,000	1,148,262
#	Satori Electric Co., Ltd.	57,880	440,644
#	Saxa Holdings, Inc.	194,000	342,863
	Sekonic Corp.	36,000	84,861
	Shindengen Electric Manufacturing Co., Ltd.	304,000	989,479
	Shinkawa, Ltd.	70,200	884,907
	Shinko Shoji Co., Ltd.	78,000	850,960
	Shizuki Electric Co., Inc.	103,000	451,034
	Siix Corp.	86,000	599,102
	SMK Corp.	272,000	1,296,406
#	Sorun Corp.	95,100	675,071
* #	SPC Electronics Corp.	48,200	84,086
	SRA Holdings, Inc.	51,000	786,974
	Star Micronics Co., Ltd.	136,600	2,153,953
#	Sumida Corp.	67,949	941,847
	Sumisho Computer Systems Corp.	172,700	3,156,440
#	SUNX, Ltd.	120,600	588,643
#	SystemPro Co., Ltd.	558	299,505
	Tachibana Eletech Co., Ltd.	64,100	499,861
	Taiyo Yuden Co., Ltd.	174,000	1,798,218
	Tamura Corp.	260,000	1,046,494
* #	Teac Corp.	872,000	730,848
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	585,480
	TKC Corp.	103,300	1,923,226
*	Toko, Inc.	340,000	608,210
	Tokyo Denpa Co., Ltd.	24,900	231,454
	Tokyo Electron Device, Ltd.	361	612,667
#	Tokyo Seimitsu Co., Ltd.	107,100	1,734,434
#	Tomen Electronics Corp.	51,900	634,630
	Tose Co., Ltd.	23,100	207,500
* #	Totoku Electric Co., Ltd.	129,000	240,807
	Toukei Computer Co., Ltd.	28,410	356,236
#	Towa Corp.	74,800	823,937
#	Toyo Corp.	113,600	1,603,430
#	Trans Cosmos, Inc.	167,900	1,539,774

	Trinity Industrial Corp.	56,000	303,788
	Tsuzuki Densan Co., Ltd.	22,500	78,163
#	Uniden Corp.	221,000	1,132,824
* #	Union Holdings Co., Ltd.	148,000	15,297
	XNET Corp.	91	112,125
	Yamaichi Electronics Co., Ltd.	64,400	197,737
	Yaskawa Information Systems Corp.	40,000	135,490
	Ye Data, Inc.	43,000	82,379
#	Yokowo Co., Ltd.	71,300	423,606
#	Zuken, Inc.	97,700	927,018
Total Information Technology			161,914,910

Materials — (8.7%)
	Achilles Corp.	688,000	1,128,211
	Adeka Corp.	350,600	2,879,112
	Agro-Kanesho Co., Ltd.	7,000	47,405
#	Aichi Steel Corp.	376,000	1,628,751
	Arakawa Chemical Industries, Ltd.	69,500	765,778
	Aronkasei Co., Ltd.	127,000	466,914
#	Asahi Organic Chemicals Industry Co., Ltd.	343,000	1,056,128
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	785,039
* #	Chugai Mining Co., Ltd.	875,900	280,636
	Chugoku Marine Paints, Ltd.	238,000	1,640,808
* #	Chugokukogyo Co., Ltd.	105,000	146,515
#	Co-Op Chemical Co., Ltd.	163,000	385,718
	Dai Nippon Toryo, Ltd.	501,000	656,626
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	393,989
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	287,408
#	Daiken Corp.	450,000	830,886
#	Daiki Aluminium Industry Co., Ltd.	148,000	676,175
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,160,792
#	Daio Paper Corp.	435,500	3,526,091
#	Daiso Co., Ltd.	383,000	1,135,215
	DC Co., Ltd.	117,000	342,874
	Dijet Industrial Co., Ltd.	81,000	177,056
	Dynapac Co., Ltd.	25,000	94,141
#	FP Corp.	77,300	2,049,931
	Fujikura Kasei Co., Ltd.	97,000	904,368
	Fumakilla, Ltd.	87,000	357,529
	Godo Steel, Ltd.	556,000	1,659,516
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	604,881
	Harima Chemicals, Inc.	80,000	365,573
#	Hodogaya Chemical Co., Ltd.	288,000	756,481
	Hokkan Holdings, Ltd.	215,000	612,113
	Hokko Chemical Industry Co., Ltd.	90,000	315,731
#	Hokuetsu Paper Mills, Ltd.	642,500	2,645,242
#	Hokushin Co., Ltd.	64,000	129,124
	Honshu Chemical Industry Co., Ltd.	35,000	224,056
#	Ihara Chemical Industry Co., Ltd.	155,000	428,829
#	ISE Chemicals Corp.	88,000	566,660
* #	Ishihara Sangyo Kaisha, Ltd.	1,327,500	2,117,089

#	Ishii Iron Works Co., Ltd.	110,000	206,505
	Japan Carlit Co., Ltd.	59,800	270,163
	JSP Corp.	109,600	926,940
#	Kanto Denka Kogyo Co., Ltd.	198,000	1,195,682
	Kasei (C.I.) Co., Ltd.	119,000	341,086
	Katakura Chikkarin Co., Ltd.	43,000	160,954
	Kawasaki Kasei Chemicals, Ltd.	121,000	197,061
* #	Kishu Paper Co., Ltd.	267,000	387,765
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,123,697
	Kohsoku Corp.	64,500	329,238
	Konishi Co., Ltd.	69,300	640,727
#	Kumiai Chemical Industry Co., Ltd.	296,000	797,338
	Kureha Corp.	644,500	3,894,350
#	Kurimoto, Ltd.	458,000	575,113
#	Kurosaki Harima Corp.	293,000	781,359
	Lintec Corp.	89,700	1,558,867
#	MEC Co., Ltd.	62,800	469,288
	Mesco, Inc.	30,000	172,031
	Mitsubishi Paper Mills, Ltd.	1,124,000	2,948,083
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	2,473,470
	Mitsui Mining Co., Ltd.	793,500	2,733,436
	Mory Industries, Inc.	154,000	548,385
#	Nakabayashi Co., Ltd.	185,000	350,687
#	Nakayama Steel Works, Ltd.	454,000	1,254,843
	Neturen Co., Ltd.	158,000	1,507,138
	Nichia Steel Works, Ltd.	179,900	668,365
#	Nichireki Co., Ltd.	96,000	293,670
	Nifco, Inc.	167,100	3,951,677
	Nihon Kagaku Sangyo Co., Ltd.	81,000	583,756
	Nihon Matai Co., Ltd.	111,000	183,339
#	Nihon Nohyaku Co., Ltd.	224,000	2,147,235
	Nihon Parkerizing Co., Ltd.	235,000	3,823,578
	Nihon Seiko Co., Ltd.	18,000	49,123
*	Nippon Carbide Industries Co., Inc.	201,000	314,176
	Nippon Chemical Industrial Co., Ltd.	288,000	936,846
#	Nippon Chutetsukan K.K.	97,000	147,838
#	Nippon Chuzo K.K.	136,000	218,280
#	Nippon Concrete Industries Co., Ltd.	157,000	268,022
	Nippon Denko Co., Ltd.	382,000	4,402,140
	Nippon Fine Chemical Co., Ltd.	93,000	534,032
	Nippon Foil Manufacturing Co., Ltd.	51,000	92,896
#	Nippon Kasei Chemical Co., Ltd.	364,000	710,182
#	Nippon Kinzoku Co., Ltd.	227,000	688,939
#	Nippon Koshuha Steel Co., Ltd.	449,000	787,072
	Nippon Light Metal Co., Ltd.	1,145,000	1,879,124
#	Nippon Metal Industry Co., Ltd.	608,000	1,883,424
#	Nippon Paint Co., Ltd.	779,200	3,372,506
	Nippon Pigment Co., Ltd.	43,000	127,440
#	Nippon Pillar Packing Co., Ltd.	85,000	429,440
	Nippon Shokubai Co., Ltd.	97,000	695,839
	Nippon Soda Co., Ltd.	539,000	1,709,490
	Nippon Valqua Industries, Ltd.	321,000	1,009,805

	Nippon Yakin Kogyo Co., Ltd.	406,000	2,722,475
	Nittetsu Mining Co., Ltd.	288,000	1,258,350
	Nitto FC Co., Ltd.	72,000	385,474
	NOF Corp.	719,000	3,429,750
	Okamoto Industries, Inc.	412,000	1,461,004
#	Okura Industrial Co., Ltd.	216,000	526,692
	Osaka Organic Chemical Industry, Ltd.	67,700	373,949
	Osaka Steel Co., Ltd.	151,000	2,243,518
	Riken Technos Corp.	202,000	477,330
#	S Science Co., Ltd.	3,265,000	337,127
#	S.T. Chemical Co., Ltd.	102,700	1,185,008
	Sakai Chemical Industry Co., Ltd.	364,000	1,436,650
	Sakata INX Corp.	219,000	884,305
	Sanyo Chemical Industries, Ltd.	410,000	2,297,336
#	Sanyo Special Steel Co., Ltd.	568,300	3,051,291
	Sekisui Plastics Co., Ltd.	352,000	1,018,795
	Shikoku Chemicals Corp.	207,000	896,625
	Shinagawa Refractories Co., Ltd.	229,000	641,604
#	Shin-Etsu Polymer Co., Ltd.	286,100	1,804,002
	Shinko Wire Co., Ltd.	189,000	380,034
	Showa Tansan Co., Ltd.	13,000	37,104
	Somar Corp.	43,000	113,826
#	Stella Chemifa Corp.	43,200	941,518
	Sumitomo Bakelite Co., Ltd.	94,000	512,646
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	1,558,396
	Sumitomo Osaka Cement Co., Ltd.	636,000	1,374,983
	Sumitomo Pipe & Tube Co., Ltd.	111,000	850,487
	Sumitomo Seika Chemicals Co., Ltd.	244,000	940,835
#	Taisei Lamick Co., Ltd.	18,900	432,620
	Takasago International Corp.	348,000	1,987,877
#	Takiron Co., Ltd.	249,000	699,087
	Tayca Corp.	154,000	482,081
	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	1,737,308
#	The Pack Corp.	67,900	892,715
* #	Titan Kogyo Kabushiki Kaisha	59,000	117,326
	Toagosei Co., Ltd.	921,000	3,399,441
	Toda Kogyo Corp.	162,000	621,031
	Tohcello Co., Ltd.	119,000	739,188
	Toho Titanium Co., Ltd.	2,100	41,180
#	Toho Zinc Co., Ltd.	436,000	1,983,267
#	Tokushu Tokai Holdings Co., Ltd.	518,580	990,228
	Tokyo Ohka Kogyo Co., Ltd.	114,900	2,144,877
#	Tokyo Rope Manufacturing Co., Ltd.	572,000	1,553,307
	Tokyo Tekko Co., Ltd.	162,000	476,766
#	Tomoegawa Paper Co., Ltd.	125,000	320,397
	Tomoku Co., Ltd.	302,000	614,546
	Topy Industries, Ltd.	768,000	2,273,668
	Toyo Ink Manufacturing Co., Ltd.	555,000	1,888,503
	Toyo Kohan Co., Ltd.	335,000	1,304,422
#	TYK Corp.	145,000	297,170
#	Ube Material Industries, Ltd.	282,000	611,262
#	Wood One Co., Ltd.	173,000	986,588

	Yamamura Glass Co., Ltd.	369,000	674,805
	Yodogawa Steel Works, Ltd.	641,500	3,314,509
	Yuki Gosei Kogyo Co., Ltd.	49,000	136,463
#	Yushiro Chemical Industry Co., Ltd.	53,000	967,660
	Zeon Corp.	516,000	2,071,488
Total Materials			158,882,725

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	215,000	516,612
	Hokuriku Gas Co., Ltd.	99,000	289,119
#	Okinawa Electric Power Co., Ltd.	61,171	3,026,191
#	Saibu Gas Co., Ltd.	1,331,000	3,046,825
	Shizuoka Gas Co., Ltd.	265,000	1,142,396
#	Tokai Corp.	265,000	1,237,087
Total Utilities			9,258,230

TOTAL COMMON STOCKS			1,385,840,586

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 07/01/08 (Collateralized by $2,715,000 FNMA 5.00%, 06/01/22, valued at $2,286,827) to be repurchased at $2,251,121	$2,251	2,251,000

SECURITIES LENDING COLLATERAL — (24.2%)
@ DFA Short Term Investment Fund LP	97,511	97,511,069
@ Repurchase Agreement, Barclays Capital, Inc. 2.70%, 07/01/08 (Collateralized by $256,975,000 FNMA 4.050%, 02/28/13, valued at $258,736,564) to be repurchased at $253,682,124	253,663	253,663,099
@ Repurchase Agreement, Deutsche Bank Securities 2.70%, 07/01/08 (Collateralized by $112,807,381 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 08/01/35 to 03/01/38 & FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 10/01/22 to 05/01/37, valued at $92,673,285) to be repurchased at $90,862,975	90,856	90,856,161

TOTAL SECURITIES LENDING COLLATERAL		442,030,329

TOTAL INVESTMENTS - (100.0%) (Cost $2,052,491,544)		$1,830,121,915

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

		Shares	Value††

AUSTRALIA — (47.0%)
COMMON STOCKS — (47.0%)
#	ABB Grain, Ltd.	773,931	$6,153,561
#	ABC Learning Centres, Ltd.	575,970	552,568
*	Adacel Technologies, Ltd.	113,249	34,359
*	Adamus Resources, Ltd.	532,491	219,014
	ADCorp Australia, Ltd.	229,411	80,473
	Adelaide Brighton, Ltd.	1,665,138	5,980,343
# *	Admiralty Resources NL	3,945,183	826,695
	Adtrans Group, Ltd.	32,808	107,632
# *	AED Oil, Ltd.	417,895	1,134,985
	Aevum, Ltd.	414,598	737,472
*	Agenix, Ltd.	707,478	24,931
# *	Aim Resources, Ltd.	4,675,484	298,639
*	Ainsworth Game Technology, Ltd.	393,653	33,878
#	AJ Lucas Group, Ltd.	228,401	1,371,567
# *	Alchemia, Ltd.	565,630	162,733
#	Alesco Corp., Ltd.	443,148	2,926,037
*	Alkane Resources, Ltd.	938,520	366,998
# *	Alliance Resources, Ltd.	1,027,029	1,324,420
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	84,885
*	Amadeus Energy, Ltd.	819,137	446,385
	Amalgamated Holdings, Ltd.	382,671	1,786,061
	Amcom Telecommunications, Ltd.	1,135,725	173,325
	Ammtec, Ltd.	8,165	26,240
*	Andean Resources, Ltd.	1,541,141	2,282,934
*	Anglo Australian Resources NL	1,799,335	68,496
	Ansell, Ltd.	722,409	6,414,169
*	Antares Energy, Ltd.	627,352	39,572
# *	Anzon Australia, Ltd.	1,313,500	1,634,456
	AP Eagers, Ltd.	35,308	441,177
#	APA Group	1,802,626	4,503,500
	APN News & Media, Ltd.	600,436	1,713,815
*	Aquila Resources, Ltd.	581,039	9,216,233
# *	Arana Therapeutics, Ltd.	917,911	971,136
	ARB Corporation, Ltd.	311,295	1,147,790
# *	ARC Energy, Ltd.	1,469,549	2,047,396
	Ariadne Australia, Ltd.	291,838	107,140
# *	Arrow Energy NL	2,791,043	9,825,672

	ASG Group, Ltd.	170,464	146,868
	Aspen Group	444,845	527,667
#	Astron, Ltd.	81,870	135,891
	Atlas Group Holding, Ltd.	469,001	242,519
#	Atlas South Sea Pearl, Ltd.	82,585	30,052
*	Aurora Oil and Gas, Ltd.	589,181	209,688
	Ausdrill, Ltd.	680,074	1,655,910
	Ausmelt, Ltd.	44,782	54,803
#	Austal, Ltd.	679,358	1,665,725
# *	Austar United Communications, Ltd.	4,263,702	4,577,781
	Austereo Group, Ltd.	1,439,384	2,124,111
*	Austpac Resources NL	2,595,102	230,375
#	Australian Agricultural Co., Ltd.	964,393	2,522,892
#	Australian Infrastructure Fund	2,125,826	4,528,871
# *	Australian Pharmaceutical Industries, Ltd.	1,073,604	750,778
*	Australian Worldwide Exploration, Ltd.	2,316,376	9,236,848
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	9,953
	Automotive Holdings Group	171,487	369,032
# *	Autron Corporation, Ltd.	989,247	25,605
# *	Avexa, Ltd.	167,778	49,337
*	Aviva Corp., Ltd.	26,838	23,301
#	AVJennings, Ltd.	935,484	538,027
#	AWB, Ltd.	1,653,727	3,819,529
#	Babcock & Brown Communities, Ltd.	3,404,555	1,398,977
	Babcock & Brown Wind Partners	544,739	858,019
*	Ballarat South Gold, Ltd.	1,996	17,267
#	Bank of Queensland, Ltd.	646,449	8,056,002
	Beach Petroleum, Ltd.	4,928,687	6,314,760
*	Beaconsfield Gold NL	89,078	12,013
	Becton Property Group	759,888	1,040,751
# *	Bemax Resources, Ltd.	3,453,449	1,040,586
	Bendigo Bank, Ltd.	590,964	6,192,898
# *	Bendigo Mining, Ltd.	2,274,874	588,105
	Beyond International, Ltd.	61,256	39,932
# *	Biota Holdings, Ltd.	940,673	691,075
#	Blackmores, Ltd.	69,580	1,093,716
*	Blina Diamonds, Ltd.	15,073	1,305
*	BMA Gold, Ltd.	710,924	8,783
#	Boom Logistics, Ltd.	859,852	580,573
*	Boulder Steel, Ltd.	1,667,795	224,481
*	BQT Solutions, Ltd.	659,898	25,900
#	Bradken, Ltd.	531,126	4,374,058
*	Breakaway Resporces. Ltd.	755,280	220,902
	Brickworks, Ltd.	112,099	1,287,764
	BSA, Ltd.	502,867	157,099
#	Cabcharge Australia, Ltd.	530,107	4,161,510
*	Calliden Group, Ltd.	633,393	233,915
	Campbell Brothers, Ltd.	233,818	6,113,372

*	Cape Range Wireless, Ltd.	59,688	2,289
# *	Capral Aluminium, Ltd.	743,515	127,981
#	Cardno, Ltd.	235,175	1,022,873
# *	Carnarvon Petroleum, Ltd.	2,969,176	1,494,205
*	Carnegie Corp., Ltd.	935,760	192,049
*	Carpentaria Exploration, Ltd.	102,749	8,916
#	Cash Converters International, Ltd.	1,086,054	238,772
# *	CBH Resources, Ltd.	3,882,884	704,345
*	CBH Resources, Ltd.	408,220	—
*	CDS Technologies, Ltd.	13,276	12,091
	CEC Group, Ltd.	181,927	45,474
	Cedar Woods Properties, Ltd.	92,313	243,010
# *	Cellestis, Ltd.	395,742	924,449
*	Cellnet Group, Ltd.	216,083	56,842
# *	Centamin Egypt, Ltd.	2,123,131	2,443,440
#	Centennial Coal Co., Ltd.	1,503,586	8,043,724
*	Ceramic Fuel Cells, Ltd.	1,152,980	428,766
	Chandler Macleod, Ltd.	88,156	22,312
#	Charter Hall Group	1,590,378	1,606,439
*	Chemeq, Ltd.	166,742	13,267
# *	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	614,272
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,763
*	Circadian Technologies, Ltd.	64,591	54,595
# *	Citigold Corp., Ltd.	3,315,377	886,096
#	City Pacific, Ltd.	664,428	196,948
# *	Cityview Corp., Ltd.	1,346,533	198,312
#	Clarius Group, Ltd.	260,229	289,937
*	Clinuvel Pharmaceuticals, Ltd.	1,128,482	337,870
#	Clive Peeters, Ltd.	23,012	11,041
# *	Clough, Ltd.	2,540,571	1,780,769
*	Clover Corp., Ltd.	269,348	41,249
*	CMI, Ltd.	81,810	64,821
*	CO2 Group, Ltd.	844,559	278,420
# *	Coal of Africa, Ltd.	574,049	2,298,747
#	Codan, Ltd.	142,942	82,238
#	Coffey International, Ltd.	555,260	954,952
#	Collection House, Ltd.	385,044	168,741
# *	Commander Communications, Ltd.	929,503	70,108
# *	Compass Resources NL	523,704	1,086,254
*	ComTel Corp., Ltd.	120,514	8,975
*	Coneco, Ltd.	27,850	1,335
#	ConnectEast Group	6,563,560	5,410,771
# *	Conquest Mining, Ltd.	1,039,761	437,408
	Consolidated Rutile, Ltd.	1,468,122	457,947
*	Coplex Resources NL	231,400	19,965
# *	Copperco, Ltd.	1,811,991	996,839
#	Corporate Express Australia, Ltd.	611,408	3,084,129
#	Count Financial, Ltd.	1,080,892	1,598,866
*	Coventry Group, Ltd.	136,019	248,829

	CP1, Ltd.	471,500	54,216
	CPI Group, Ltd.	68,585	20,065
#	Crane Group, Ltd.	318,130	3,953,611
#	Credit Corp. Group, Ltd.	50,711	37,914
*	Crescent Gold, Ltd.	1,124,856	187,884
*	Croesus Mining NL	58,537	1,627
# *	CuDeco, Ltd.	419,252	1,443,546
# *	Cue Energy Resources, Ltd.	452,354	97,336
# *	Customers, Ltd.	5,543,725	442,568
*	Cytopia, Ltd.	187,724	36,951
	Danks Holdings, Ltd.	10,425	57,215
	Data#3, Ltd.	5,572	29,892
#	David Jones, Ltd.	2,494,873	6,728,793
# *	Deep Yellow, Ltd.	5,006,288	1,216,204
	Devine, Ltd.	824,548	635,430
# *	Dioro Exploration NL	178,367	125,538
	DKN Financial Group, Ltd.	927	693
#	Dominion Mining, Ltd.	448,179	1,427,560
	Downer EDI, Ltd.	1,575,768	10,350,309
# *	Dragon Mining, Ltd.	1,665,100	121,232
*	Drillsearch Energy, Ltd.	4,394,338	244,782
#	DUET Group	2,740,293	6,796,996
# *	Eastern Star Gas, Ltd.	2,538,208	1,771,253
*	Ellex Medical Lasers, Ltd.	162,000	44,622
#	Energy Developments, Ltd.	630,531	1,560,297
# *	Energy World Corp., Ltd.	4,711,617	5,288,679
*	engin, Ltd.	1,214,591	24,345
#	Envestra, Ltd.	3,833,124	2,355,461
	Envirozel, Ltd.	611,875	122,976
*	ERG, Ltd.	3,388,940	64,840
*	Espreon, Ltd.	178,000	82,761
	Euroz, Ltd.	4,019	15,421
# *	Falcon Minerals, Ltd.	595,369	142,916
	Fantastic Holdings, Ltd.	363,333	778,806
	Felix Resources, Ltd.	632,630	10,296,311
*	Fig Tree Developments, Ltd.	20,365	542
*	First Australian Resources, Ltd.	1,464,976	125,798
#	FKP Property Group	1,187,789	5,578,286
#	Fleetwood Corp., Ltd.	219,800	1,947,901
#	Flight Centre, Ltd.	275,063	4,400,403
	Forest Enterprises Australia, Ltd.	1,513,062	723,663
*	Forge Group, Ltd.	170,828	127,763
#	Funtastic, Ltd.	678,385	332,205
*	Fusion Resources, Ltd.	7,950	4,548
	Futuris Corp., Ltd.	3,075,420	3,243,470
*	Gale Pacific, Ltd.	125,851	24,188
	Gazal Corp., Ltd.	104,542	191,666
*	Genetic Technologies, Ltd.	830,383	72,201
# *	Geodynamics, Ltd.	902,956	1,296,810

# *	Gindalbie Metals, Ltd.	1,817,381	2,503,310
# *	Giralia Resources NL	625,030	1,367,538
*	Glengarry Resources, Ltd.	768,955	44,910
*	Globe International, Ltd.	88,283	43,529
*	Golden Gate Petroleum, Ltd.	797,686	180,342
*	Goldsearch, Ltd.	423,975	24,375
	Goodman Fielder, Ltd.	1,840,000	2,479,183
	Gowing Bros., Ltd.	79,311	251,351
# *	Graincorp, Ltd. Series A	248,113	1,948,859
# *	Grange Resources, Ltd.	451,979	738,804
	GRD, Ltd.	868,801	558,325
#	Great Southern, Ltd.	1,499,033	925,544
#	GUD Holdings, Ltd.	333,245	2,418,701
#	Gunns, Ltd.	2,048,449	4,674,351
#	GWA International, Ltd.	1,012,287	2,430,833
	Hastie Group, Ltd.	509,307	1,362,484
*	Havilah Resources NL	280,570	342,590
#	Healthscope, Ltd.	1,043,521	4,000,676
*	Herald Resources, Ltd.	872,076	2,430,995
# *	Heron Resources, Ltd.	673,833	290,343
	HGL, Ltd.	103,827	157,916
# *	Highlands Pacific, Ltd.	2,651,500	266,214
#	Hills Industries, Ltd.	740,995	2,266,474
*	Horizon Oil, Ltd.	3,227,717	1,222,439
#	Housewares International, Ltd.	598,466	599,174
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	175,063
*	Hyro, Ltd.	1,500,097	64,693
# *	IBA Health Group, Ltd.	2,111,065	1,163,798
*	ICSGlobal, Ltd.	249,107	41,937
	IDT Australia, Ltd.	82,205	145,451
#	iiNet, Ltd.	500,339	707,738
#	Iluka Resources, Ltd.	1,969,862	8,926,411
#	Imdex, Ltd.	812,684	1,289,810
*	Imugene, Ltd.	474,785	31,935
*	IMX Resources Mining NL	606,340	331,053
	Incitec Pivot, Ltd.	60,649	10,739,266
#	Independence Group NL	518,674	2,532,136
*	Independent Practitioner Network, Ltd.	457,414	113,125
*	Indo Mines, Ltd.	108,199	120,514
# *	Indophil Resources NL	1,738,038	2,278,885
#	Industrea, Ltd.	2,956,173	1,384,568
#	Infomedia, Ltd.	1,458,074	517,563
# *	Innamincka Petroleum, Ltd.	799,831	675,202
	Integrated Research, Ltd.	261,513	85,260
*	Intellect Holdings, Ltd.	48,362	1,669
*	Intermoco, Ltd.	2,462,900	35,501
*	Intrepid Mines, Ltd.	622,389	208,216
	Invocare, Ltd.	489,256	2,972,073
#	IOOF Holdings, Ltd.	317,638	1,554,465

#	Iress Market Technology, Ltd.	467,059	2,800,538
*	Ixla, Ltd.	89,921	1,983
# *	Jabiru Metals, Ltd.	1,854,281	1,017,850
	JB Hi-Fi, Ltd.	456,439	4,573,989
*	Jumbuck Entertainment, Ltd.	7,000	4,010
	Just Group, Ltd.	729,200	2,173,442
	K&S Corp., Ltd.	153,380	441,842
#	Kagara, Ltd.	831,710	3,647,938
*	Keycorp, Ltd.	215,466	47,616
# *	Kings Minerals NL	1,634,196	367,781
# *	Kingsgate Consolidated, Ltd.	396,444	1,982,876
*	Lafayette Mining, Ltd.	1,963,956	28,241
*	Lakes Oil NL	11,368,868	76,208
*	Lednium, Ltd.	195,019	14,956
	Lemarne Corp., Ltd.	30,790	103,105
*	Leyshon Resources, Ltd.	103,357	49,669
*	Life Therapeutics, Ltd.	393,649	27,136
*	Lihir Gold, Ltd.	1,145,964	3,625,671
*	Lodestar Minerals, Ltd.	96,976	7,389
*	Longreach Group, Ltd.	92,007	1,328
	Lycopodium, Ltd.	45,700	208,018
# *	Lynas Corp., Ltd.	2,473,985	3,066,965
#	MacArthur Coal, Ltd.	750,573	12,115,410
#	MacMahon Holdings, Ltd.	2,663,027	4,239,705
*	Macmin Silver, Ltd.	2,087,514	180,068
#	Macquarie Communications Infrastructure Group	854,921	2,499,369
#	Macquarie Media Group, Ltd.	803,130	2,272,739
*	Macquarie Telecom Group, Ltd.	35,019	23,978
# *	Marion Energy, Ltd.	1,207,208	1,463,900
	Maryborough Sugar Factory, Ltd.	2,560	5,614
	MaxiTRANS Industries, Ltd.	851,039	481,441
# *	McGuigan Simeon Wines, Ltd.	528,112	585,494
	McMillan Shakespeare, Ltd	194,418	458,048
	McPherson’s, Ltd.	303,441	799,525
#	Melbourne IT, Ltd.	381,170	1,061,093
*	Mercury Mobility, Ltd.	232,538	29,046
#	Mermaid Marine Australia, Ltd.	671,857	995,888
*	Metabolic Pharmaceuticals, Ltd.	1,162,738	47,275
# *	Metal Storm, Ltd.	2,280,892	91,694
# *	Midwest Corp., Ltd.	926,668	5,708,089
*	Mikoh Corp., Ltd.	611,820	195,668
#	Mincor Resources NL	966,747	3,059,506
# *	Mineral Deposits, Ltd.	1,817,366	1,426,084
	Mitchell Communications Group, Ltd.	1,143,213	667,369
# *	Molopo Australia, Ltd.	738,668	1,459,981
#	Monadelphous Group, Ltd.	375,483	4,719,187
*	Morning Star Gold NL	25,000	6,096
#	Mortgage Choice, Ltd.	722,000	555,050
*	Mosaic Oil NL	2,081,400	259,194

*	Mount Gibson Iron, Ltd.	3,182,221	9,463,529
# *	Murchison Metals, Ltd.	1,501,421	4,229,694
# *	Murchison United NL	850,000	109,800
*	MXL, Ltd.	2,132,080	20,439
	MYOB, Ltd.	1,540,742	1,772,369
	Namoi Cotton Cooperative, Ltd.	196,490	56,583
	Nassau County, New York Water	507,262	125,946
*	Natasa Mining, Ltd.	3,500	7,755
	National Can Industries, Ltd.	97,017	148,809
#	Navitas, Ltd.	1,153,075	2,311,793
	New Hope Corp., Ltd.	3,394,700	17,379,129
# *	Nexus Energy, Ltd.	2,385,311	3,814,459
# *	Nido Petroleum, Ltd.	3,907,766	1,849,962
*	North Australian Diamonds, Ltd.	3,646,488	55,821
# *	Novogen, Ltd.	391,594	437,475
	Nufarm, Ltd.	93,691	1,429,575
*	NuSep, Ltd.	17,442	1,995
# *	Nylex, Ltd.	173,801	60,727
#	Oakton, Ltd.	386,916	1,196,337
*	Orbital Corp., Ltd.	2,045,099	216,662
#	OrotonGroup, Ltd.	79,968	243,348
	Over Fifty Group, Ltd.	38,567	33,471
	Pacific Brands, Ltd.	2,599,981	4,424,340
# *	Pan Pacific Petroleum NL	2,658,114	685,996
*	PanAust, Ltd.	7,257,513	7,046,005
	Panoramic Resources, Ltd.	921,464	3,555,169
	Paperlinx, Ltd.	2,219,854	3,651,310
*	Payce Consolidated, Ltd.	29,670	61,864
#	Peet, Ltd.	995,660	1,984,886
#	Perilya, Ltd.	921,802	651,649
#	Perpetual Trustees Australia, Ltd.	69,765	2,860,028
*	Petra Diamonds, Ltd.	65,193	235,616
# *	Petsec Energy, Ltd.	702,084	605,470
# *	Pharmaxis, Ltd.	708,984	1,031,160
#	Photon Group, Ltd.	270,932	771,282
*	Planet Gas, Ltd.	735,200	123,694
*	Plantcorp NL	4,329	—
# *	Platinum Australia, Ltd.	866,470	2,481,180
#	PMP, Ltd.	1,967,166	1,736,053
*	Polartechnics, Ltd.	475,707	57,086
#	Port Bouvard, Ltd.	726,582	445,357
*	Portman, Ltd.	622,748	10,163,666
# *	Poseidon Nickel, Ltd.	670,939	869,651
	PPK Group, Ltd.	99,965	66,939
*	Prana Biotechnology, Ltd.	195,424	78,597
	Primary Health Care, Ltd.	794,538	3,961,416
#	Prime Media Group, Ltd.	421,327	1,038,633
# *	Progen Pharmaceuticals, Ltd.	190,880	252,130
#	Programmed Maintenance Service, Ltd.	434,830	1,394,126

# *	pSivida Corp.	68,086	176,885
*	Queensland Gas Co., Ltd.	49,338	253,823
#	Ramsay Health Care, Ltd.	505,098	4,207,431
	Raptis Group, Ltd.	12,000	11,044
#	RCR Tomlinson, Ltd.	594,680	430,041
#	Reckon, Ltd.	141,500	160,011
	Redflex Holdings, Ltd.	370,671	799,698
#	Reece Australia, Ltd.	244,737	4,934,641
*	Renison Consolidated Mines NL	1,364,371	45,478
*	Repcol, Ltd.	554,848	14,627
# *	Resolute Mining, Ltd.	1,474,032	2,694,185
	Reverse Corp., Ltd.	236,664	321,725
#	Ridley Corp., Ltd.	1,264,597	1,413,082
# *	Riversdale Mining, Ltd.	789,786	8,918,512
# *	Roc Oil Co., Ltd.	1,623,511	2,621,144
	Rock Building Society, Ltd.	25,912	82,290
	Ross Human Directions, Ltd.	143,511	56,384
#	Ruralco Holdings, Ltd.	71,953	286,647
#	SAI Global, Ltd.	678,767	1,508,859
*	Salinas Energy, Ltd.	888,265	300,837
#	Salmat, Ltd.	781,249	2,102,742
*	Samson Oil & Gas, Ltd.	677,329	123,631
	Schaffer Corp., Ltd.	33,766	232,741
	SDI, Ltd.	374,482	60,473
#	Seek, Ltd.	819,598	3,917,120
#	Select Harvests, Ltd.	185,462	1,065,927
# *	Senetas Corp., Ltd.	1,846,596	59,979
#	Servcorp, Ltd.	307,250	1,144,380
#	Service Stream, Ltd.	901,843	863,402
	Seven Network, Ltd.	293,420	2,121,231
*	Shield Mining, Ltd.	72,292	8,713
#	Sigma Pharmaceuticals, Ltd.	3,412,180	3,214,773
# *	Silex System, Ltd.	590,711	4,503,393
# *	Sino Gold Mining, Ltd.	991,696	5,486,064
# *	Sino Strategic International, Ltd.	130,864	108,290
*	Sipa Resources International N.L.	250,000	14,842
*	Sirtex Medical, Ltd.	216,786	621,123
	Skilled Group, Ltd.	419,400	1,207,838
#	SMS Management & Technology, Ltd.	292,441	1,033,350
*	Southern Pacific Petroleum NL	27,949	—
	SP Telemedia, Ltd.	1,669,898	287,398
*	Spark Infrastructure Group	435,307	651,619
	Specialty Fashion Group, Ltd.	807,082	657,903
# *	Sphere Investments, Ltd. (6162272)	560,515	1,629,532
*	Sphere Investments, Ltd. (B1X1CW2)	7,555	—
#	Spotless Group, Ltd.	953,547	2,366,828
*	ST Synergy, Ltd.	33,420	5,767
# *	St. Barbara, Ltd.	3,302,450	1,145,560
	Staging Connections Group, Ltd.	307,232	67,583

*	Starpharma Holdings, Ltd.	497,958	132,020
	Straits Resources, Ltd.	897,132	5,872,598
*	Strategic Minerals Corp. NL	358,100	18,142
	Structural Systems, Ltd.	177,188	432,573
	Stuart Petroleum, Ltd.	201,731	241,802
#	STW Communications Group, Ltd.	1,308,098	1,712,131
# *	Sundance Resources, Ltd.	5,993,157	1,885,687
#	Sunland Group, Ltd.	871,391	1,899,333
	Super Cheap Auto Group, Ltd.	734,658	1,672,352
*	Symex Holdings, Ltd.	355,611	140,439
	Talent2 International, Ltd.	474,826	515,499
# *	Tamaya Resources, Ltd.	5,021,812	411,796
*	Tandou, Ltd.	10,230	2,444
*	Tap Oil, Ltd.	721,216	1,175,921
#	Tassal Group, Ltd.	530,825	1,323,282
	Technology One, Ltd.	1,346,767	1,059,164
#	Ten Network Holdings, Ltd.	2,220,272	2,902,958
	TFS Corp., Ltd.	871,061	961,937
	Thakral Holdings Group	2,562,142	2,062,128
	The Reject Shop, Ltd.	114,737	1,047,174
*	Thor Mining P.L.C.	32,186	3,223
#	Timbercorp, Ltd.	1,623,429	1,189,472
*	TNG, Ltd.	577,349	50,461
*	Tooth & Co., Ltd.	153,000	11,001
	Tower Australia Group, Ltd.	1,413,642	3,917,781
# *	Tox Free Solutions, Ltd.	303,107	444,442
#	Transfield Services, Ltd.	502,277	3,574,142
#	Troy Resources NL	269,313	514,815
	Trust Co., Ltd.	80,260	654,471
*	Unilife Medical Solutions, Ltd.	544,389	245,284
*	Union Resources, Ltd.	1,290,000	20,818
#	United Group, Ltd.	468,000	5,525,576
#	UXC, Ltd.	898,950	837,266
# *	Ventracor, Ltd.	1,048,486	250,351
*	View Resources, Ltd.	1,283,369	159,940
#	Village Roadshow, Ltd.	609,437	1,287,326
#	Virgin Blue Holdings, Ltd.	905,222	407,608
#	Vision Group Holdings, Ltd.	312,902	543,964
	Washington H. Soul Pattinson & Co., Ltd.	27,451	297,362
#	Watpac, Ltd.	483,685	930,813
#	Wattyl, Ltd.	423,342	569,599
	Webjet, Ltd.	373,212	482,914
	Webster, Ltd.	150,895	165,487
*	Wedgetail Mining, Ltd.	904,454	69,297
*	Wentworth Holdings, Ltd.	316,666	26,498
#	West Australian Newspapers Holdings, Ltd.	344,541	2,612,751
# *	Western Areas NL	694,336	6,833,594
#	WHK Group, Ltd.	1,156,359	1,239,260
#	Wide Bay Australia, Ltd.	54,518	495,695

	Willmott Forests, Ltd.	51,672	69,281
# *	Windimurra Vanadium, Ltd.	537,429	1,444,891
*	Zinc Co. Australia, Ltd.	60,894	5,078
TOTAL COMMON STOCKS			616,207,970

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	334,417	592,106

RIGHTS/WARRANTS — (0.0%)
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	BMA Gold, Ltd. Rights 07/08/08	88,865	—
*	Chrome Corp., Ltd. Options 09/30/09	1,600	5
*	Cluff Resources Pacific NL Options 11/30/08	303,915	2,331
*	Goldsearch, Ltd. Rights 10/31/09	105,993	2,032
*	Havilah Resources NL Warrants 04/30/10	2,017	1,421
*	Photon Group, Ltd. Rights 07/08/08	90,310	—
TOTAL RIGHTS/WARRANTS			5,789

TOTAL — AUSTRALIA			616,805,865

HONG KONG — (13.2%)
COMMON STOCKS — (13.2%)
	ABC Communications (Holdings), Ltd.	930,000	113,379
	Aeon Credit Service (Asia) Co., Ltd.	740,000	746,060
	Aeon Stores (Hong Kong) Co., Ltd.	234,000	438,803
	Alco Holdings, Ltd.	1,468,000	413,412
	Allan International Holdings	592,000	96,013
#	Allied Group, Ltd.	683,200	2,660,925
#	Allied Properties, Ltd.	10,756,000	1,659,139
*	A-Max Holdings, Ltd.	1,650,000	109,800
*	Applied Development Holdings, Ltd.	1,243,000	57,545
*	APT Satellite Holdings, Ltd.	850,000	136,862
	Arts Optical International Holdings	730,000	281,222
	Asia Commercial Holdings, Ltd.	131,040	12,731
#	Asia Financial Holdings, Ltd.	2,600,908	1,001,727
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	1,511,529
	Asia Standard Hotel	26,194,087	245,390
	Asia Standard International Group, Ltd.	24,409,324	400,515
*	Asia TeleMedia, Ltd.	2,832,000	36,320
*	Asian Union New Media Group, Ltd.	33,420,000	356,659
*	Associated International Hotels	974,000	2,344,031
	Automated Systems Holdings, Ltd.	340,000	88,197
*	B.A.L. Holdings, Ltd.	48	2
#	Beijing Development (Hong Kong), Ltd.	166,000	52,838
*	Bossini International Holdings, Ltd.	3,871,500	169,146
# *	Burwill Holdings, Ltd.	2,553,200	90,126
#	Cafe de Coral Holdings, Ltd.	1,440,000	2,584,263
*	Capital Estate, Ltd.	28,570,000	303,860

	Capital Strategic Investment, Ltd.	13,882,500	439,825
*	CASH Financial Services Group, Ltd.	119,565	41,397
# *	Casil Energine International (Holdings), Ltd.	1,988,000	175,924
# *	CATIC International Holdings, Ltd.	5,332,000	162,583
	CCT Telecom Holdings, Ltd.	1,724,970	230,866
	Celestial Asia Securities Holdings, Ltd.	343,810	82,896
#	Century City International	43,326,000	517,462
	Champion Technology Holdings, Ltd.	4,466,629	603,402
	Chen Hsong Holdings, Ltd.	1,576,000	673,899
	Cheuk Nang (Holdings), Ltd.	497,472	297,938
	Chevalier International Holdings, Ltd.	733,482	658,849
	Chevalier Pacific Holdings, Ltd.	355,250	65,996
*	China Best Group Holding, Ltd.	22,749,000	291,757
*	China Digicontent Co., Ltd.	2,710,000	3,476
*	China Electronics Corp. Holdings Co., Ltd.	890,250	233,074
# *	China Grand Forestry Green Resources Group, Ltd.	19,854,000	1,781,171
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	166,568
*	China Investments Holdings, Ltd.	210,000	8,109
	China Metal International Holdings, Ltd.	2,844,000	622,037
*	China Motion Telecom International, Ltd.	5,080,000	142,633
	China Motor Bus Co.	74,000	569,699
# *	China Oil & Gas Group, Ltd.	1,573,200	77,679
*	China Properties Investment Holdings, Ltd.	880,000	43,990
# *	China Renji Medical Group, Ltd.	26,682,000	250,160
	China Resources Logic, Ltd.	708,600	585,546
*	China Rise International Holdings, Ltd.	2,988,000	49,984
*	China Sciences Conservational Power, Ltd.	210,400	19,428
*	China Sci-Tech Holdings, Ltd.	28,646,600	249,910
# *	China Seven Star Shopping, Ltd.	12,410,000	152,701
	China Shineway Pharmaceutical Group, Ltd.	961,800	729,495
# *	China Solar Energy Holdings, Ltd.	11,802,905	424,314
*	China Star Entertainment, Ltd.	66,043	2,958
*	China Strategic Holdings, Ltd.	440,000	23,159
*	China Timber Resources Group, Ltd.	17,751,680	205,139
*	China WindPower Group, Ltd.	183,400	11,646
#	China Wireless Technologies, Ltd.	5,152,000	357,371
*	China Yunnan Tin Minerals Group	6,088,000	231,180
*	China Zenith Chemical Group, Ltd.	8,037,500	481,152
	China Zirconium, Ltd.	116,400	167,496
# *	Chinese People Holdings Co., Ltd.	8,960,000	198,110
	Chinney Investments, Ltd.	1,144,000	118,168
#	Chong Hing Bank, Ltd.	1,137,000	2,705,535
	Chow Sang Sang Holdings	1,477,680	1,496,250
#	Chu Kong Shipping Development	1,584,000	245,774
	Chuang’s China Investments, Ltd.	3,082,500	198,533
	Chuang’s Consortium International, Ltd.	3,558,930	383,941
#	Chun Wo Development Holdings, Ltd.	2,002,926	202,903
	Chung Tai Printing Holdings, Ltd.	14,710,000	346,727
	City e-Solutions, Ltd.	186,000	25,989

	City Telecom, Ltd.	1,434,849	337,421
# *	Clear Media, Ltd.	1,135,000	989,465
*	Climax International Co., Ltd.	40,700	992
*	CNT Group, Ltd.	3,182,693	71,392
	Coastal Greenland, Ltd.	6,588,000	780,386
	COL Capital, Ltd.	553,240	309,004
*	Compass Pacific Holdings, Ltd.	1,248,000	26,440
	Computer & Technologies Holdings, Ltd.	432,000	47,781
	Continental Holdings, Ltd.	98,825	20,927
	Convenience Retail Asia, Ltd.	64,000	20,969
#	Coslight Technology International Group, Ltd.	1,134,000	596,575
	Cosmos Machinery Enterprises, Ltd.	1,616,400	130,221
#	Cross-Harbour Holdings, Ltd.	591,520	524,823
*	CSMC Technologies Corp.	12,754,800	433,131
*	Culturecom Holdings, Ltd.	12,299,000	145,152
	Daisho Microline Holdings, Ltd.	1,236,000	102,643
*	Dan Form Holdings Co., Ltd.	2,866,600	232,110
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	190,550
	Dickson Concepts International, Ltd.	850,630	592,513
*	Dragon Hill Wuling Automobile	112,500	19,603
#	DVN Holdings, Ltd.	2,398,516	154,178
*	Dynamic Global Holdings, Ltd.	3,522,000	36,499
	Dynamic Holdings, Ltd.	384,000	115,777
	Eagle Nice (International) Holdings, Ltd.	238,000	46,453
	EcoGreen Fine Chemical Group	1,112,000	337,258
*	Eforce Holdings, Ltd.	3,480,000	161,069
# *	EganaGoldpfeil Holdings, Ltd.	4,121,757	348,887
*	E-Kong Group, Ltd.	620,000	49,245
	Emperor Capital Group, Ltd.	749,672	69,389
#	Emperor Entertainment Hotel, Ltd.	2,410,000	469,825
	Emperor International Holdings, Ltd.	4,076,360	1,405,172
*	Enerchina Holdings, Ltd.	3,068,800	95,343
*	ENM Holdings, Ltd.	3,816,000	137,423
	EPI (Holdings), Ltd.	157,951	5,178
# *	eSun Holdings, Ltd.	3,251,400	854,891
# *	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,440,123
*	Ezcom Holdings, Ltd.	72,576	447
#	Fairwood Holdings, Ltd.	316,600	341,230
#	Far East Consortium	4,398,517	1,157,416
*	Far East Pharmaceutical Technology Co., Ltd.	321,600	—
#	First Natural Foods Holdings, Ltd.	2,365,000	231,214
	First Sign International Holdings, Ltd.	1,424,000	374,586
#	Fong’s Industries Co., Ltd.	1,470,000	680,700
*	Forefront Group, Ltd.	987,000	20,699
*	Foundation Group, Ltd.	5,675,000	280,021
	Fountain Set Holdings, Ltd.	2,150,000	273,442
	Four Seas Food Investment Holdings, Ltd.	202,184	34,782
	Four Seas Mercantile Holdings, Ltd.	592,000	178,801
*	Frasers Property China, Ltd.	16,477,000	511,845

*	Freeman Corp., Ltd.	8,033,094	189,436
#	Fubon Bank Hong Kong, Ltd.	2,338,000	1,900,819
*	Fujian Holdings, Ltd.	237,800	20,188
	Fujikon Industrial Holdings, Ltd.	912,000	232,393
# *	Fushan International Energy Group, Ltd.	5,614,000	4,325,267
*	Genesis Energy Holdings, Ltd.	8,175,000	267,748
	Get Nice Holdings, Ltd.	5,970,000	405,591
	Giordano International, Ltd.	4,322,000	1,772,385
*	Global Green Tech Group, Ltd.	2,807,600	403,262
*	Global Tech (Holdings), Ltd.	5,612,000	37,315
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,358,280
	Gold Peak Industries (Holdings), Ltd.	1,059,250	153,045
*	Golden Harvest Entertainment (Holdings), Ltd.	195,400	91,899
#	Golden Resorts Group, Ltd.	16,420,000	578,289
	Golden Resources Development International, Ltd.	2,848,500	189,952
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	604,958
	Golik Holdings, Ltd.	930,500	33,199
*	GR Vietnam Holdings, Ltd.	620,000	20,373
#	Grande Holdings, Ltd.	882,000	207,941
	Group Sense (International), Ltd.	2,448,000	78,184
	Guangnan Holdings, Ltd.	1,779,600	271,210
	Hang Fung Gold Technology, Ltd.	1,980,482	487,484
	Hang Ten Group Holdings, Ltd.	1,705,850	137,681
	Hanny Holdings, Ltd.	7,440,000	109,730
# *	Hans Energy Co., Ltd.	7,556,000	344,363
	Harbour Centre Development, Ltd.	593,000	909,184
# *	Heng Tai Consumables Group, Ltd.	3,173,000	407,087
# *	Hi Sun Technology (China), Ltd.	4,959,000	883,138
	High Fashion International, Ltd.	268,000	93,271
#	HKR International, Ltd.	3,715,936	1,893,209
	Hon Kwok Land Investment Co., Ltd	1,132,535	341,240
*	Honesty Treasure International Holdings, Ltd.	6,280,000	310,827
*	Hong Fok Land, Ltd.	1,210,000	1,552
	Hong Kong Catering Management, Ltd.	542,796	58,387
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	763,566
*	Hong Kong Parkview Group, Ltd.	1,130,000	196,577
#	Hongkong Chinese, Ltd.	4,482,000	558,556
	Hop Fung Group Holdings, Ltd.	888,000	181,766
*	Hop Hing Group Holdings, Ltd.	660,265	47,411
	Hsin Chong Construction Group, Ltd.	1,569,658	347,409
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	373,001
	Huafeng Group Holdings, Ltd.	1,571,220	64,295
# *	Hualing Holdings, Ltd.	12,708,000	473,332
	Hung Hing Printing Group, Ltd.	1,603,275	425,951
	Hutchison Harbour Ring, Ltd.	16,156,000	1,451,522
*	Hycomm Wireless, Ltd.	4,709,000	21,245
#	I.T., Ltd.	2,734,000	681,437
	I-Cable Communications, Ltd.	4,440,000	653,770

*	IDT International, Ltd.	6,240,183	240,071
*	Imagi International Holdings, Ltd.	3,037,000	244,374
#	Integrated Distribution Services Group, Ltd.	775,000	1,311,846
*	Interchina Holdings Co., Ltd.	32,405,000	220,150
	IPE Group, Ltd.	1,740,000	224,501
	ITC Corp., Ltd.	5,774,585	226,254
*	ITC Properties Group, Ltd.	5,460,920	93,266
	Jinhui Holdings Co., Ltd.	1,348,000	816,013
	Jiuzhou Development Co., Ltd.	2,632,000	157,190
	Joyce Boutique Holdings, Ltd.	1,530,000	44,609
*	Junefield Department Store Group, Ltd.	256,000	6,188
#	K Wah International Holdings, Ltd.	5,799,405	2,402,868
*	Kai Yuan Holdings, Ltd.	3,640,000	74,688
	Kantone Holdings, Ltd.	8,206,742	644,328
# *	Karl Thomson Holdings, Ltd.	1,238,000	217,430
	Karrie International Holdings, Ltd.	1,433,600	127,017
	Keck Seng Investments	924,600	548,067
	Kee Shing Holdings	886,000	100,431
	Kin Yat Holdings, Ltd.	586,000	119,496
	King Fook Holdings	1,000,000	96,197
*	King Pacific International Holdings, Ltd.	1,404,200	21,971
#	Kingdee International Software Group Co., Ltd.	2,552,000	525,165
	Kingmaker Footwear Holdings, Ltd.	1,476,955	158,830
*	Kong Sun Holdings, Ltd.	2,198,000	7,047
*	KPI Co., Ltd.	396,000	22,616
	KTP Holdings, Ltd.	560,400	51,887
	Kwoon Chung Bus Holdings, Ltd.	556,000	64,221
	Lai Fung Holdings, Ltd.	18,003,000	416,208
*	Lai Sun Development Co., Ltd.	36,841,000	563,784
*	Lai Sun Garment International, Ltd.	4,010,000	192,990
	Lam Soon (Hong Kong), Ltd.	302,310	175,819
	Le Saunda Holdings, Ltd.	1,424,000	157,139
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,963
	Lee & Man Holdings, Ltd.	1,780,000	298,642
	Lerado Group Holding Co.	1,602,000	119,082
	Lippo, Ltd.	1,464,700	969,025
#	Liu Chong Hing Investment, Ltd.	829,200	972,191
	Luen Thai Holdings, Ltd.	1,345,000	155,401
	Luk Fook Holdings (International), Ltd.	1,192,000	639,164
#	Luks Industrial Group, Ltd.	1,301,555	634,689
*	Lung Cheong International Holdings, Ltd.	2,426,000	79,462
#	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	736,788
*	M Dream Inworld, Ltd.	305	17
*	Macau Success, Ltd.	5,560,000	791,878
	MACRO-LINK International Holdings, Ltd.	1,036,250	100,805
#	Magnificent Estates	12,744,000	301,876
	Mainland Headwear Holdings, Ltd.	765,600	108,853
	Man Yue International Holdings, Ltd.	1,084,000	177,169
	Matrix Holdings, Ltd.	1,033,129	91,373

	Matsunichi Communications Holdings, Ltd.	1,914,000	1,543,409
	Mei Ah Entertainment Group, Ltd.	1,732,000	105,970
	Melbourne Enterprises	45,500	389,768
	Melco International Development, Ltd.	1,483,000	1,432,815
	Midas International Holdings, Ltd.	1,161,000	36,906
#	Midland Holdings, Ltd.	2,510,000	1,560,561
#	Min Xin Holdings	1,137,200	484,739
# *	Minmetals Holdings, Ltd.	1,780,000	342,107
#	Miramar Hotel & Investment	788,000	1,112,418
*	Moulin Global Eyecare Holdings	699,274	—
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	372,674
*	Nan Hai Corp., Ltd.	129,572,743	1,013,282
	Nanyang Holdings	137,500	295,782
	National Electronics Holdings	2,156,000	143,732
#	Natural Beauty Bio-Technology, Ltd.	4,980,000	991,666
	New Century Group Hong Kong, Ltd.	12,715,680	231,368
*	New Island Printing Holdings	176,000	11,512
*	New Smart Energy Group, Ltd.	432,800	6,315
*	New World Mobile Holdings, Ltd.	22,140	25,267
	Next Media, Ltd.	6,236,000	2,403,844
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	76,473
	Norstar Founders Group, Ltd.	3,256,000	865,275
*	Orient Power Holdings, Ltd.	804,000	19,385
	Oriental Press Group	6,256,000	899,382
	Oriental Watch Holdings	610,000	235,671
#	Pacific Andes International Holdings, Ltd.	4,743,970	815,028
	Pacific Century Premium Developments, Ltd.	6,470,000	2,322,731
	Paliburg Holdings, Ltd.	23,488,300	511,933
*	Paradise Entertainment, Ltd.	3,969,000	41,808
	Paul Y Engineering Group, Ltd.	67,212	9,158
#	Peace Mark Holdings, Ltd.	2,738,022	1,907,190
*	Pearl Oriental Innovation, Ltd.	775,200	104,477
	Pegasus International Holdings, Ltd.	226,000	40,476
#	Pico Far East Holdings, Ltd.	3,864,000	588,201
#	Playmates Holdings, Ltd.	504,700	258,323
# *	Playmates Toys Ltd	504,700	18,933
*	PME Group, Ltd.	950,000	44,942
	Pokfulam Development Co., Ltd.	234,000	177,929
*	Pokphand (C.P.) Co., Ltd.	5,970,000	237,197
*	Polyard Petroleum International	1,220,000	17,165
	Ports Design, Ltd.	867,500	2,487,841
*	Premium Land, Ltd.	990,000	68,052
#	Prime Success International Group, Ltd.	4,538,000	2,507,107
	Proview International Holdings, Ltd.	1,584,884	105,870
#	Public Financial Holdings, Ltd.	2,462,000	1,620,460
#	PYI Corp., Ltd.	4,482,477	889,961
*	Pyxis Group, Ltd.	1,936,000	60,004
#	Qin Jia Yuan Media Services Co., Ltd.	1,414,392	813,598
*	QPL International Holdings, Ltd.	2,009,000	67,033

	Quality Healthcare Asia, Ltd.	478,995	168,877
	Raymond Industrial, Ltd.	675,400	76,448
	Regal Hotels International Holdings, Ltd.	28,918,000	1,410,960
	Rivera Holdings, Ltd.	5,710,000	213,113
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,718,000	1,928,685
	Roadshow Holdings, Ltd.	1,456,000	123,492
	Royale Furniture Holdings, Ltd.	550,000	68,307
	S.A.S. Dragon Holdings, Ltd.	1,456,000	164,701
#	Sa Sa International Holdings, Ltd.	2,768,000	1,253,940
	Safety Godown Co., Ltd.	408,000	264,543
	Samson Paper Holdings, Ltd.	666,000	72,546
*	San Miguel Brewery	612,800	138,209
*	Sanyuan Group, Ltd.	415,000	7,984
	Sea Holdings, Ltd.	1,138,000	703,553
*	SEEC Media Group, Ltd.	2,550,000	138,797
*	Shanghai Allied Cement, Ltd.	1,402,080	134,692
*	Shanghai Zenghai Property, Ltd.	14,702,000	408,284
#	Shaw Brothers Hong Kong, Ltd.	756,000	2,258,639
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	713,273
#	Shenyin Wanguo, Ltd.	1,212,500	686,253
#	Shougang Concord Century Holdings, Ltd.	3,916,000	301,743
*	Shougang Concord Grand (Group), Ltd.	2,451,000	175,869
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	280,519
#	Shui On Construction & Materials, Ltd.	720,000	1,657,082
*	Shun Ho Resources Holdings, Ltd.	483,000	98,767
*	Shun Ho Technology Holdings, Ltd.	1,037,452	136,975
	Silver Grant International	5,033,000	788,681
	Sincere Co., Ltd.	505,500	25,017
	Sing Tao News Corp., Ltd.	1,842,000	247,518
#	Singamas Container Holdings, Ltd.	1,838,000	493,512
	Sino Biopharmaceutical, Ltd.	5,880,000	1,189,471
*	Sino Gas Group, Ltd.	3,277,600	102,468
*	Sinocan Holdings, Ltd.	350,000	1,751
*	Sino-i Technology, Ltd.	51,703,158	460,174
*	Skyfame Realty Holdings, Ltd.	2,737,750	308,346
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,349,716
*	SMI Publishing Group, Ltd.	250,511	482
#	Solomon Systech International, Ltd.	9,330,000	448,841
	South China (China), Ltd.	5,620,000	309,930
	South China Financial Holdings, Ltd.	4,872,000	71,475
	Southeast Asia Properties & Finance, Ltd.	263,538	69,288
	Starlight International Holdings	1,903,792	151,257
	Stelux Holdings International, Ltd.	1,307,702	125,255
	Styland Holdings, Ltd.	101,808	287
	Sun Hing Vision Group Holdings, Ltd.	358,000	186,615
	Sunway International Holdings, Ltd.	866,000	33,175
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	109,999
	Symphony Holdings, Ltd.	4,305,000	250,237

#	Tack Fat Group	4,448,000	324,782
#	Tai Cheung Holdings	1,837,000	1,011,793
#	Tai Fook Securities Group, Ltd.	1,756,000	604,845
	Tai Sang Land Development, Ltd.	576,984	292,180
# *	Tak Shun Technology Group, Ltd.	24,016,000	339,657
	Tak Sing Alliance Holdings	2,909,865	555,585
	Tan Chong International, Ltd.	1,212,000	345,100
*	TCC International Holdings, Ltd.	1,691,789	1,231,277
*	Technology Venture Holdings, Ltd.	586,000	8,346
#	Techtronic Industries Co., Ltd.	4,788,500	4,034,294
*	Termbray Industries International	2,304,900	334,374
	Tern Properties	61,200	30,218
	Texhong Textile Group, Ltd.	1,930,000	216,423
	Texwinca Holdings, Ltd.	3,428,000	2,859,328
*	The Sun’s Group, Ltd.	25,506	7,281
#	Tian An China Investments	3,975,430	2,821,109
	Tian Teck Land	1,098,000	1,114,893
*	Titan Petrochemicals Group, Ltd.	11,740,000	451,296
*	Tomorrow International Holdings, Ltd.	1,296,420	43,401
	Tongda Group Holdings, Ltd.	8,210,000	223,516
#	Top Form International, Ltd.	2,760,000	194,635
*	Topsearch International (Holdings), Ltd.	234,000	9,176
	Tristate Holdings, Ltd.	188,000	45,956
	Truly International Holdings	1,096,000	1,020,285
	Tungtex (Holdings) Co., Ltd.	910,000	223,940
	Tysan Holdings, Ltd.	1,040,773	111,982
*	United Power Investment, Ltd.	5,696,000	212,150
	Upbest Group, Ltd.	3,280,000	306,734
*	U-Right International Holdings, Ltd.	4,746,000	96,772
	USI Holdings, Ltd.	1,452,999	798,049
	Van Shung Chong Holdings, Ltd.	359,335	34,983
	Varitronix International, Ltd.	1,093,293	682,804
	Vedan International (Holdings), Ltd.	640,000	50,198
	Veeko International Holdings, Ltd.	1,532,981	43,056
#	Victory City International Holdings	1,839,457	497,562
*	Vital Biotech Holdings, Ltd.	470,000	20,214
#	Vitasoy International Holdings, Ltd.	2,805,000	1,331,549
# *	VODone, Ltd.	3,374,000	151,903
# *	Vongroup, Ltd.	10,865,000	340,897
	VST Holdings, Ltd.	2,202,000	412,248
	Vtech Holdings, Ltd.	495,000	2,986,712
	Wah Ha Realty Co., Ltd.	278,600	92,899
	Wai Kee Holdings, Ltd.	2,057,738	507,879
	Wang On Group, Ltd.	12,416,460	95,560
*	Warderly International Holdings, Ltd.	520,000	32,011
*	Willie International Holdings, Ltd.	17,190,400	114,614
*	Winfoong International, Ltd.	1,210,000	24,564
	Wing On Co. International, Ltd.	802,000	1,458,888
	Wing Shan International	896,000	51,267

	Wong’s International (Holdings), Ltd.	737,641	62,336
	Wong’s Kong King International (Holdings), Ltd.	120,000	14,314
*	Wonson International Holdings, Ltd.	21,880,000	336,463
*	Xpress Group, Ltd.	3,464,000	74,652
	Y. T. Realty Group, Ltd.	965,000	151,494
	Yangtzekiang Garment, Ltd.	607,500	147,827
*	Yaohan International Holdings	974,000	—
	Yau Lee Holdings, Ltd.	534,000	79,686
	YGM Trading	284,000	193,208
	Yip’s Chemical Holdings, Ltd.	1,176,000	787,259
	Yugang International, Ltd.	23,540,000	339,198
*	Yunnan Enterprises Holdings, Ltd.	240,000	18,814
TOTAL COMMON STOCKS			172,490,024

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	85,080
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Rights 08/27/08	3,470,259	—
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	2,505
*	Chun Wo Development Holdings, Ltd. Warrants 02/28/09	334,383	6,433
*	COL Capital, Ltd. Warrants 07/27/09	110,648	12,062
*	Golden Resorts Group, Ltd. Rights 06/10/10	16,420,000	73,705
*	Hongkong Chinese, Ltd. warrants 07/04/11	498,033	—
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	7,113
*	Kantone Holdings, Ltd. Warrants 01/08/09	1,416,104	3,632
*	Lippo, Ltd. Warrants 06/23/09	146,470	8,453
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	751
*	Matsunichi Communications Holdings, Ltd. Warrants 08/17/07	191,400	—
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	4,880
*	South China (China), Ltd. Rights 09/06/10	1,124,000	31,714
*	South China Financial Holdings, Ltd. Warrants 10/22/08	974,400	1,250
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	30
TOTAL RIGHTS/WARRANTS			237,608

TOTAL — HONG KONG			172,727,632

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,948
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,948

NEW ZEALAND — (3.4%)
COMMON STOCKS — (3.4%)
	Abano Healthcare Group, Ltd.	31,300	109,824
*	AFFCO Holdings, Ltd.	1,806,887	591,449
	Air New Zealand, Ltd.	490,044	406,601

	Cavalier Corp., Ltd.	283,674	492,459
	CDL Investments New Zealand, Ltd.	395,965	102,482
	Colonial Motor Co., Ltd.	126,795	316,740
	Ebos Group, Ltd.	153,656	509,135
	Fisher & Paykel Appliances Holdings, Ltd.	1,443,987	2,177,479
#	Fisher & Paykel Healthcare Corp.	2,557,184	4,578,993
	Freightways, Ltd.	643,710	1,447,776
#	Hallenstein Glassons Holdings, Ltd.	241,638	445,508
	Hellaby Holdings, Ltd.	232,243	239,015
	Horizon Energy Distribution, Ltd.	40,420	97,006
	Infratil, Ltd. (6459286)	1,547,379	2,156,784
	Infratil, Ltd. (B24CYZ8)	231,120	140,824
#	Mainfreight, Ltd.	473,039	2,343,193
	Methven, Ltd.	10,000	10,979
	Michael Hill International, Ltd.	1,567,460	859,279
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	657,663
	New Zealand Exchange, Ltd.	57,282	328,983
	New Zealand Oil & Gas, Ltd.	1,265,327	1,715,480
	New Zealand Refining Co., Ltd.	487,342	2,693,991
	Northland Port Corp. (New Zealand), Ltd.	219,997	460,699
	Nuplex Industries, Ltd.	444,628	1,828,842
	Port of Tauranga, Ltd.	579,252	2,890,204
*	ProvencoCadmus, Ltd.	524,201	103,878
#	Pumpkin Patch, Ltd.	606,913	661,708
	Pyne Gould Guinness, Ltd.	1,042,177	1,987,843
	Restaurant Brand New Zealand, Ltd.	369,175	230,734
*	Richina Pacific, Ltd.	309,644	117,865
*	Rubicon, Ltd.	995,760	675,873
#	Ryman Healthcare, Ltd.	2,404,707	2,913,978
	Sanford, Ltd.	418,047	1,623,448
	Scott Technology, Ltd.	60,843	55,759
*	Seafresh Fisheries, Ltd.	80,520	1,718
*	Skellerup Holdings, Ltd.	156,486	95,399
	Sky City Entertainment Group, Ltd.	1,915,616	4,467,294
	South Port New Zealand, Ltd.	30,744	51,131
#	Steel & Tube Holdings, Ltd.	404,138	795,267
	Taylors Group, Ltd.	29,646	31,421
*	Tenon, Ltd.	19,132	11,642
#	Tourism Holdings, Ltd.	402,452	429,503
	Tower, Ltd.	889,470	1,322,600
	Trustpower, Ltd.	3,300	18,703
*	Vector, Ltd.	35,000	51,188
	Warehouse Group, Ltd.	357,417	1,116,601

TOTAL — NEW ZEALAND			44,364,941

SINGAPORE — (9.9%)
COMMON STOCKS — (9.9%)
*	Addvalue Technologies, Ltd.	1,043,000	65,507

#	Advanced Holdings, Ltd.	691,000	125,002
*	AEM Holdings, Ltd.	558,000	26,880
	Allgreen Properties, Ltd.	3,244,000	2,357,940
	Apollo Enterprises, Ltd.	302,000	438,063
	Aqua-Terra Supply Co., Ltd.	641,000	136,236
	Armstrong Industrial Corp., Ltd.	1,460,000	381,715
*	ASA Group Holdings, Ltd.	586,000	19,631
#	Asia Environment Holdings, Ltd.	503,000	177,359
*	Asia Food and Properties, Ltd.	5,248,000	2,693,148
*	Asia-Pacific Strategic Investments, Ltd.	1,410	307
	ASL Marine Holdings, Ltd.	497,000	458,769
	A-Sonic Aerospace, Ltd.	626,996	39,491
	Aussino Group, Ltd.	967,000	193,708
*	Ban Joo - Company, Ltd.	928,000	39,439
	Best World International, Ltd.	307,500	115,846
	Beyonics Technology, Ltd.	1,945,800	322,841
	Bonvests Holdings, Ltd.	990,000	788,019
	BRC Asia, Ltd.	794,000	66,722
	Broadway Industrial Group, Ltd.	461,000	296,968
	Brothers (Holdings), Ltd.	504,628	70,792
	Bukit Sembawang Estates, Ltd	348,003	2,250,867
	CEI Contract Manufacturing, Ltd.	432,000	49,297
	Cerebos Pacific, Ltd.	539,000	1,518,044
#	CH Offshore, Ltd.	1,568,200	737,412
# *	Chartered Semiconductor Manufacturing, Ltd.	5,049,000	2,890,594
	Chemical Industries (Far East), Ltd.	105,910	51,377
*	China Auto Corp., Ltd.	3,040,700	167,506
	China Dairy Group, Ltd.	1,502,000	233,240
#	China Merchants Holdings Pacific, Ltd.	809,000	461,265
*	China Petrotech Holdings	460,000	70,394
#	Chip Eng Seng Corp., Ltd.	1,775,000	523,275
	Chosen Holdings, Ltd.	1,284,000	137,980
#	Chuan Hup Holdings, Ltd.	4,385,000	1,197,465
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	13,539
*	Compact Metal Industries, Ltd.	643,000	10,616
#	Creative Technology Co., Ltd.	262,900	1,200,366
	CSC Holdings, Ltd.	1,829,000	322,356
#	CSE Global, Ltd.	1,893,000	1,466,668
#	CWT, Ltd.	1,384,500	850,765
#	Delong Holdings, Ltd.	1,287,000	3,007,972
*	Digiland International, Ltd.	12,033,000	44,059
*	Eagle Brand Holdings, Ltd.	5,158,000	190,743
*	Ellipsiz, Ltd.	453,000	58,291
	Eng Wah Organization, Ltd.	265,000	196,917
	Engro Corp., Ltd.	354,000	281,259
*	Enviro-Hub Holdings, Ltd.	1,445,666	366,377
	Eu Yan Sang International, Ltd.	182,000	67,063
*	Eucon Holdings, Ltd.	755,000	36,243
#	Ezra Holdings Pte, Ltd.	1,462,000	2,853,410

#	F.J. Benjamin Holdings, Ltd.	1,095,000	319,296
#	Federal International (2000), Ltd.	657,000	215,409
	Fischer Tech, Ltd.	244,000	27,189
	Food Empire Holdings, Ltd.	1,094,400	480,613
#	Freight Links Express Holdings, Ltd.	3,893,000	202,148
*	Fu Yu Corp., Ltd.	2,273,750	190,701
	GK Goh Holdings, Ltd.	1,494,000	1,052,330
# *	Global Voice Group, Ltd.	2,054,000	82,976
#	Goodpack, Ltd.	1,592,000	1,805,823
	GP Industries, Ltd.	3,120,209	890,525
	Grand Banks Yachts, Ltd.	250,000	184,405
#	Guocoland, Ltd.	327,500	524,497
	Hersing Corp., Ltd.	1,285,000	249,898
#	Hi-P International, Ltd.	1,973,000	807,531
#	Ho Bee Investment, Ltd.	1,471,000	896,069
#	Hong Fok Corp., Ltd.	1,975,600	1,311,806
#	Hong Leong Asia, Ltd.	868,000	1,274,673
	Hotel Grand Central, Ltd.	1,060,514	741,197
	Hotel Plaza, Ltd.	1,723,500	2,147,695
#	Hotel Properties, Ltd.	1,715,600	3,399,077
#	Hour Glass, Ltd.	622,744	421,470
#	HTL International Holdings, Ltd.	1,691,843	341,294
	Huan Hsin Holdings, Ltd.	1,138,400	468,263
#	HupSteel, Ltd.	1,687,875	378,010
#	Hwa Hong Corp., Ltd.	2,488,000	1,151,718
#	Hyflux, Ltd.	1,067,000	2,344,999
#	IDT Holdings, Ltd.	718,000	189,015
	IFS Capital, Ltd.	348,000	188,412
*	Informatics Education, Ltd.	1,339,000	49,801
#	InnoTek, Ltd.	931,000	426,607
	Innovalues, Ltd.	630,000	83,338
	Intraco, Ltd.	292,500	86,581
	IPC Corp., Ltd.	700,000	59,409
	Isetan (Singapore), Ltd.	122,500	352,180
	Jadason Enterprises, Ltd.	1,108,000	73,349
*	Jasper Investments, Ltd.	90,680	28,323
	Jaya Holdings, Ltd.	2,313,000	2,715,085
*	JK Yaming International Holdings, Ltd.	907,000	238,325
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	459,735
	K1 Ventures, Ltd.	5,340,500	883,217
#	Keppel Telecommunications and Transportation, Ltd.	1,982,800	7,851,045
	Khong Guan Flour Milling, Ltd.	38,000	41,822
	Kian Ann Engineering, Ltd.	1,302,000	162,797
#	Kian Ho Bearings, Ltd.	781,500	104,600
	Kim Eng Holdings, Ltd.	1,123,620	1,431,665
#	Koh Brothers Group, Ltd.	1,494,000	280,030
#	KS Energy Services, Ltd.	800,000	1,111,574
*	L & M Group Investments, Ltd.	7,107,100	26,118
#	Lafe Corp., Ltd.	1,234,800	90,421

	LanTroVision (S), Ltd.	5,028,750	111,898
#	LC Development, Ltd.	2,041,254	308,129
	Lee Kim Tah Holdings, Ltd.	1,600,000	667,010
#	Lion Asiapac, Ltd.	473,000	77,099
	Low Keng Huat Singapore, Ltd.	2,232,000	406,304
	Lum Chang Holdings, Ltd.	1,134,030	197,601
*	Manhattan Resources, Ltd.	668,000	374,949
	Manufacturing Integration Technology, Ltd.	588,000	54,922
*	MDR, Ltd.	2,040,000	37,720
# *	Mediaring.Com, Ltd.	4,262,500	401,143
	Memtech International, Ltd.	1,322,000	145,204
	Metro Holdings, Ltd.	2,036,960	1,192,122
#	Midas Holdings, Ltd.	1,342,000	883,742
#	Miyoshi Precision, Ltd.	553,500	50,951
	MobileOne, Ltd.	2,025,000	2,805,946
	Multi-Chem, Ltd.	1,263,000	183,479
	Natsteel, Ltd.	414,000	402,500
#	Nera Telecommunications, Ltd.	1,272,000	341,923
	New Toyo International Holdings, Ltd.	1,043,000	206,491
	Orchard Parade Holdings, Ltd.	956,022	733,485
# *	Osim International, Ltd.	1,965,600	421,718
	Ossia International, Ltd.	750,554	132,188
#	Pan-United Corp., Ltd.	2,104,000	983,058
#	Parkway Holdings, Ltd.	2,084,133	3,556,003
	PCI, Ltd.	734,000	201,087
#	Penguin International, Ltd.	320,000	43,503
	Pertama Holdings, Ltd.	459,750	92,927
#	Petra Foods, Ltd.	881,000	638,033
	Popular Holdings, Ltd.	1,813,000	372,784
	PSC Corp., Ltd.	1,973,419	418,280
	QAF, Ltd.	881,000	253,840
	Qian Hu Corp., Ltd.	674,600	69,736
	Raffles Education Corp., Ltd.	4,076,000	3,389,580
	Rotary Engineering, Ltd.	1,703,600	1,004,662
	San Teh, Ltd.	838,406	328,482
	SBS Transit, Ltd.	983,000	1,567,922
#	SC Global Developments, Ltd.	935,850	832,740
	Seksun Corp., Ltd.	530,000	21,299
	Sim Lian Group, Ltd.	1,380,000	524,428
	Sing Holdings, Ltd.	36,666	9,147
	Sing Investments & Finance, Ltd.	198,450	216,166
	Singapore Food Industries, Ltd.	1,707,000	985,503
	Singapore Land, Ltd.	151,000	693,488
	Singapore Post, Ltd.	6,425,900	5,200,814
	Singapore Reinsurance Corp., Ltd	1,864,530	390,411
#	Singapore Shipping Corp., Ltd.	1,765,000	522,615
	Singapura Finance, Ltd.	174,062	194,601
*	Sinomem Technology, Ltd.	902,000	426,597
	Sinwa, Ltd.	259,000	49,421

	SMB United, Ltd.	2,010,000	333,964
	SMRT Corp., Ltd.	3,293,000	4,509,955
#	SNP Corp., Ltd.	466,495	598,039
	SP Chemicals, Ltd.	1,219,500	534,215
*	SP Corp., Ltd.	454,000	26,695
#	SSH Corp., Ltd.	1,307,000	245,563
#	Stamford Land Corp., Ltd.	3,009,000	1,374,806
	Straco Corp., Ltd.	130,000	13,583
	Sunningdale Tech, Ltd.	1,332,000	161,316
	Sunright, Ltd.	378,000	66,428
	Superbowl Holdings, Ltd.	980,000	166,609
	Superior Multi-Packaging, Ltd.	490,500	43,180
	Tat Hong Holdings, Ltd.	1,194,000	1,672,134
# *	Thakral Corp., Ltd.	6,028,000	254,631
#	Tiong Woon Corp. Holding, Ltd.	1,359,000	480,304
	Transmarco, Ltd.	106,500	78,590
	Trek 2000 International, Ltd.	1,004,000	209,973
	TT International, Ltd.	2,742,480	252,930
	Tuan Sing Holdings, Ltd.	3,362,000	633,605
	UMS Holdings, Ltd.	941,000	147,250
#	Unisteel Technology, Ltd.	1,521,875	2,116,353
	United Engineers, Ltd.	846,666	2,069,316
*	United Envirotech, Ltd.	352,000	63,708
	United Overseas Insurance, Ltd.	188,250	492,001
	United Pulp & Paper Co., Ltd.	708,000	110,379
	UOB-Kay Hian Holdings, Ltd.	1,619,000	2,145,585
	Venture Corp., Ltd.	95,000	687,416
	Vicom, Ltd.	120,000	167,277
#	WBL Corp., Ltd.	612,000	2,426,165
	Wheelock Properties, Ltd.	1,232,000	1,627,774
	Wing Tai Holdings, Ltd.	2,264,800	2,687,343
#	Xpress Holdings, Ltd.	3,079,000	239,074
	Yellow Pages (Singapore), Ltd.	299,000	151,803
	YHI International, Ltd.	1,174,000	216,440
*	Yoma Strategic Holdings, Ltd.	132,000	18,090
# *	Yongnam Holdings, Ltd.	1,970,000	289,872
*	Zhongguo Jilong, Ltd.	249,876	8,123
TOTAL COMMON STOCKS			129,356,944

RIGHTS/WARRANTS — (0.0%)
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	1,918
# *	Goodpack, Ltd. Rights 07/16/09	199,000	36,566
*	Qian Hu Corp, Ltd. Warrants 09/19/10	204,100	16,876
TOTAL RIGHTS/WARRANTS			55,360

TOTAL — SINGAPORE			129,412,304

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
* Exergy, Inc. ADR	7,260	—
* Peplin, Inc.	347,543	129,938

TOTAL — UNITED STATES		129,938

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 07/01/08 (Collateralized by $6,830,000 FNMA 5.00%, 06/01/22, valued at $5,752,864) to be repurchased at $5,666,305	$5,666	5,666,000

SECURITIES LENDING COLLATERAL — (26.1%)
@ DFA Short Term Investment Fund LP	84,965	84,964,765
@ Repurchase Agreement, Deutsche Bank Securities 2.70%, 07/01/08 (Collateralized by $2,029,491 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 04/01/21 to 10/01/37, valued at $1,721,548) to be repurchased at $1,687,919	1,688	1,687,792
@ Repurchase Agreement, Greenwich Capital Markets 2.60%, 07/01/08 (Collateralized by $276,194,724 FNMA 5.000%, maturities ranging from 01/01/23 to 06/01/38, valued at $261,121,701) to be repurchased at $256,018,489	256,000	256,000,000
TOTAL SECURITIES LENDING COLLATERAL		342,652,557

TOTAL INVESTMENTS - (100.0%) (Cost $1,174,486,203)		$1,311,763,185

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

		Shares	Value††

COMMON STOCKS — (94.9%)
Consumer Discretionary — (15.5%)
	4imprint Group P.L.C.	96,735	$289,616
	Aegis Group P.L.C.	2,429,348	5,186,376
	Aga Rangemaster Group P.L.C.	296,443	1,127,271
	Airea P.L.C.	22,000	7,231
*	Alba P.L.C.	184,693	186,973
	Alexandra P.L.C.	124,343	167,024
	Alexon Group P.L.C.	183,490	240,937
	Arena Leisure P.L.C.	1,411,547	970,018
	Avesco Group P.L.C.	44,438	60,070
	Avon Rubber P.L.C.	126,434	239,760
	Barratt Developments P.L.C.	24,509	28,031
	Bellway P.L.C.	418,246	3,744,803
#	Blacks Leisure Group P.L.C.	181,058	529,853
	Bloomsbury Publishing P.L.C.	281,545	754,897
#	Bovis Homes Group P.L.C.	488,520	3,291,417
	BPP Holdings P.L.C.	222,896	2,086,003
	Caffyns P.L.C.	6,000	77,681
	Carpetright P.L.C.	172,049	2,252,353
	Centaur Media P.L.C.	599,070	779,670
	Chime Communications P.L.C.	211,086	528,040
* #	Chrysalis Group P.L.C.	210,567	443,452
	Churchill China P.L.C.	30,000	153,154
	Clinton Cards P.L.C.	740,506	598,740
	Colefax Group P.L.C.	60,000	190,050
	Cosalt P.L.C.	82,921	495,302
	Creston P.L.C.	213,773	201,379
	Dawson Holdings P.L.C.	253,045	387,627
#	Debenhams P.L.C.	1,345,082	1,194,276
	Dignity P.L.C.	262,886	3,987,655
#	DSG International P.L.C.	3,552,231	3,128,713
	Dunelm Group P.L.C.	17,747	48,375
*	Entertainment Rights P.L.C.	2,258,940	336,408
	Euromoney Institutional Investor P.L.C.	360,841	2,397,916
	Findel P.L.C.	388,514	1,287,864
*	Forminster P.L.C.	43,333	3,237
#	French Connection Group P.L.C.	384,233	611,219
	Fuller Smith & Turner P.L.C.	132,742	1,147,678
	Future P.L.C.	1,363,027	698,159
	Galiform P.L.C.	2,349,090	1,988,227
	Game Group P.L.C.	1,483,227	8,555,591

* #	Games Workshop Group P.L.C.	104,823	310,895
*	Gaskell P.L.C.	36,000	—
	Greene King P.L.C.	436,140	3,860,807
	Halfords Group P.L.C.	939,332	5,012,085
	Haynes Publishing Group P.L.C.	14,703	51,250
	Headlam Group P.L.C.	339,900	2,281,056
	Henry Boot P.L.C.	439,079	947,784
*	Highbury House Communications P.L.C.	439,166	—
#	HMV Group P.L.C.	1,674,118	4,287,737
	Holidaybreak P.L.C.	211,067	1,762,073
#	Hornby P.L.C.	154,220	439,876
	HR Owen P.L.C.	71,542	168,614
	Huntsworth P.L.C.	818,058	1,057,342
*	Impellam Group P.L.C.	35,257	54,778
	Informa P.L.C.	414,875	3,399,424
#	J.D. Wetherspoon P.L.C.	552,111	2,198,071
	JJB Sports P.L.C.	949,037	2,127,347
	John David Group P.L.C.	126,388	840,866
	John Menzies P.L.C.	244,534	1,979,840
	Johnston Press P.L.C.	1,237,386	1,273,383
	Kesa Electricals P.L.C.	1,725,548	5,406,891
*	Lambert Howarth Group P.L.C.	43,203	—
	Land of Leather Holdings P.L.C.	194,670	18,418
	Laura Ashley Holdings P.L.C.	2,887,571	1,291,158
	Lookers P.L.C.	709,211	1,069,053
#	Luminar Group Holdings P.L.C.	268,448	1,426,092
	Mallett P.L.C.	46,337	88,631
	Manganese Bronze Holdings P.L.C.	68,818	513,412
	Marchpole Holdings P.L.C.	81,635	23,138
*	Mice Group P.L.C.	844,000	100,866
	Millennium and Copthorne Hotels P.L.C.	513,625	3,304,202
	Moss Bros Group P.L.C.	234,511	144,668
	Mothercare P.L.C.	333,825	2,125,688
	N Brown Group P.L.C.	1,002,689	3,641,165
	Next Fifteen Communications P.L.C.	25,000	25,983
*	Nord Anglia Education P.L.C.	130,842	997,651
*	Pace P.L.C.	769,447	1,299,353
	Pendragon P.L.C.	2,285,154	681,599
#	Photo-Me International P.L.C.	1,340,534	399,675
	Pinewood Shepperton P.L.C.	187,350	800,277
*	Pittards P.L.C.	60,985	1,367
	Portmeirion Group P.L.C.	22,856	116,995
*	Pressac P.L.C.	78,129	1,167
	Rank Group P.L.C.	551,471	879,194
#	Redrow P.L.C.	644,914	1,822,733
	Restaurant Group P.L.C.	753,607	1,864,517
#	Rightmove P.L.C.	243,139	1,300,842
*	Shellshock, Ltd.	850	1,092
	Signet Group P.L.C.	6,105,620	6,024,412
*	SMG P.L.C.	965,594	264,049
	Smiths News P.L.C.	635,227	1,145,373
*	Southampton Leisure Holdings P.L.C.	19,615	11,949

*	Sportech P.L.C.	339,293	482,511
*	Sports Direct International P.L.C.	232,167	417,663
	St Ives Group P.L.C.	448,949	1,472,452
	St. Jame’s Place P.L.C.	598,081	2,592,681
*	Stylo P.L.C.	64,096	33,194
	Taylor Nelson Sofres P.L.C.	1,742,993	8,038,322
	Ted Baker P.L.C.	161,948	1,328,073
	The Berkeley Group Holdings P.L.C.	219,831	2,968,104
	The Vitec Group P.L.C.	150,307	1,351,009
*	Tinopolis P.L.C.	175,752	156,247
	Topps Tiles P.L.C.	783,092	1,057,432
* #	Torotrak P.L.C.	449,280	167,497
#	Trinity Mirror P.L.C.	952,139	2,053,247
	United Business Media P.L.C.	766,864	8,272,004
	UTV Media P.L.C.	217,432	574,303
	Wagon P.L.C.	237,979	17,240
*	Wembley P.L.C.	68,694	13,683
*	Westcity P.L.C.	96,111	43,512
	WH Smith P.LC.	605,148	4,476,087
	William Hill P.L.C.	389,298	2,468,905
	Wilmington Group P.L.C.	356,207	1,346,329
#	Woolworths Group P.L.C.	5,587,422	903,132
Total Consumer Discretionary			159,481,511

Consumer Staples — (3.5%)
*	Anglo-Eastern Plantations P.L.C.	111,453	1,309,346
	Barr (A.G.) P.L.C.	66,137	1,676,664
	Britvic P.L.C.	548,258	3,148,478
	Cranswick P.L.C.	179,621	2,332,075
	Dairy Crest Group P.L.C.	535,101	3,505,765
	Devro P.L.C.	623,198	1,008,467
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,668	3,252,373
	Marston’s P.L.C.	1,227,042	4,297,981
	Mcbride P.L.C.	935,102	1,427,734
	Northern Foods P.L.C.	2,096,761	2,560,861
	Premier Foods P.L.C.	1,521,590	2,871,984
	PZ Cussons P.L.C.	1,481,891	4,974,535
	R.E.A. Holdings P.L.C.	49,233	575,356
	Robert Wiseman Dairies P.L.C.	290,033	1,846,067
	Thorntons P.L.C.	313,060	748,962
	Uniq P.L.C.	463,373	1,085,485
Total Consumer Staples			36,622,133

Energy — (9.2%)
	Anglo Pacific Group P.L.C.	400,455	1,840,901
*	Dana Petroleum P.L.C.	335,727	12,664,078
*	Emerald Energy P.L.C.	220,639	1,716,815
	Expro International Group P.L.C.	430,747	13,856,314
*	Fortune Oil P.L.C.	5,933,254	1,388,623
*	Hardy Oil & Gas P.L.C.	43,202	641,435
	Hunting P.L.C.	477,489	8,331,561

* #	Imperial Energy Corp. P.L.C.	266,937	4,930,160
	James Fisher & Sons P.L.C.	195,269	2,441,799
	JKX Oil and Gas P.L.C.	592,186	6,163,441
	Melrose Resources P.L.C.	388,991	3,281,848
*	Premier Oil P.L.C.	329,638	10,781,227
*	Salamander Energy P.L.C.	181,130	1,155,584
* #	Soco International P.L.C.	289,649	11,426,690
*	UK Coal P.L.C.	590,118	6,520,790
	Venture Production P.L.C.	455,259	7,852,350
Total Energy			94,993,616

Financials — (14.2%)
	A & J Mucklow Group P.L.C.	221,136	1,317,073
	Aberdeen Asset Management P.L.C.	2,541,237	6,664,295
	Amlin P.L.C.	1,639,622	8,142,623
	Arbuthnot Banking Group P.L.C.	67,329	470,080
*	Aries Insurance Services P.L.C.	62,500	—
	Beazley Group P.L.C.	1,039,113	2,287,256
#	Benfield Group, Ltd. P.L.C.	504,177	2,442,412
#	BlueBay Asset Management P.L.C.	107,361	477,095
	Brewin Dolphin Holdings P.L.C.	895,086	2,078,357
	Brit Insurance Holdings P.L.C.	1,298,779	4,505,424
	Brixton P.L.C.	325,439	1,551,875
	Capital & Regional P.L.C.	279,419	1,055,887
	Catlin Group, Ltd.	919,555	6,385,204
	Charles Stanley Group P.L.C.	127,317	523,343
	Chesnara P.L.C.	146,915	423,062
	Close Brothers Group P.L.C.	487,171	5,346,749
*	CLS Holdings P.L.C.	262,590	1,779,905
*	Cockleshell, Ltd.	6,528	7,279
	Collins Stewart P.L.C.	407,502	595,407
#	Daejan Holdings P.L.C.	43,621	1,950,676
	Derwent London P.L.C.	276,964	5,537,062
	Development Securities P.L.C.	195,929	1,127,172
	DTZ Holdings P.L.C.	212,496	840,985
	Evolution Group P.L.C.	1,160,050	2,078,254
#	F&C Asset Management P.L.C.	1,643,383	4,798,194
#	Grainger P.L.C.	436,048	1,857,733
	Great Portland Estates P.L.C.	430,344	2,887,825
*	Hampton Trust P.L.C.	232,050	—
*	Hansard Global P.L.C.	163	511
	Hardy Underwriting Group P.L.C.	158,285	733,096
	Helical Bar P.L.C.	414,939	2,421,424
#	Henderson Group P.L.C.	3,020,595	6,569,761
	Highway Insurance Holdings P.L.C.	1,169,943	1,183,178
	Hiscox, Ltd.	1,579,968	6,520,488
	IG Group Holdings P.L.C.	1,189,807	7,791,466
*	Industrial & Commercial Holdings P.L.C.	5,000	149
	Intermediate Capital Group P.L.C.	307,895	8,265,335
	International Personal Finance P.L.C.	835,360	4,568,417
*	IP Group P.L.C.	122,602	272,598
#	Jardine Lloyd Thompson Group P.L.C.	803,953	6,022,766

	Liontrust Asset Management P.L.C.	129,935	632,911
	London Scottish Bank P.L.C.	491,096	63,345
*	LSL Property Services P.L.C.	128,702	223,557
	McKay Securities P.L.C.	32,232	134,865
*	Minerva P.L.C.	601,226	1,043,212
*	MWB Group Holdings P.L.C.	379,622	930,057
	Novae Group P.L.C.	214,219	1,274,263
* #	Paragon Group of Companies P.L.C.	15,320	21,941
	Park Group P.L.C.	166,600	43,958
*	Pices Property Services P.L.C.	62,500	—
*	Probus Estates P.L.C.	83,333	166
	Provident Financial P.L.C.	412,717	6,500,044
	Quintain Estates & Development P.L.C.	296,826	1,109,149
	Rathbone Brothers P.L.C.	163,220	2,995,052
	Rensburg Sheppards P.L.C.	174,975	1,822,757
	S&U P.L.C.	21,140	155,419
	Savills P.L.C.	443,892	1,948,367
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
	Shaftesbury P.L.C.	324,036	2,506,592
*	Shellproof, Ltd.	1,156	1,393
	Shore Capital Group P.L.C.	1,227,370	827,481
	ST Modwen Properties P.L.C.	496,506	2,736,680
*	Terence Chapman Group P.L.C.	62,500	395
	Town Centre Securities P.L.C.	206,327	802,188
	Tullett Prebon P.L.C.	575,375	4,905,756
	Unite Group P.L.C.	457,428	2,111,040
	Warner Estate Holdings P.L.C.	172,730	585,227
	Workspace Group P.L.C.	598,597	1,716,592
Total Financials			146,572,823

Health Care — (2.9%)
*	Acambis P.L.C.	461,639	1,093,759
*	Alizyme P.L.C.	660,805	272,646
*	Antisoma P.L.C.	1,755,079	800,581
*	Ark Therapeutics Group P.L.C.	656,732	714,802
*	Assura Group, Ltd.	9,003	17,468
* #	Axis-Shield P.L.C.	225,330	1,372,397
*	Biocompatibles International P.L.C.	150,111	408,421
	Bioquell P.L.C.	90,893	265,763
*	BTG P.L.C.	574,674	2,124,327
	Care UK P.L.C.	205,547	1,533,623
*	Clinical Computing P.L.C.	46,666	2,789
	Consort Medical P.L.C.	114,539	1,352,818
	Corin Group P.L.C.	151,637	465,112
	Dechra Pharmaceuticals P.L.C.	204,340	1,708,183
	Genetix Group P.L.C.	151,246	180,754
*	Genus P.L.C.	150,166	2,392,242
*	Global Health Partner P.L.C.	800	1,836
	Goldshield Group P.L.C.	123,034	695,174
	Hikma Pharmaceuticals P.L.C.	358,890	3,588,879

	Nestor Healthcare Group P.L.C.	443,850	333,365
*	Oxford Biomedica P.L.C.	2,078,756	949,583
*	Phytopharm P.L.C.	104,349	43,167
*	Prostrakan Group P.L.C.	32,685	51,611
*	Protherics P.L.C.	1,046,492	650,519
*	Provalis P.L.C.	796,584	4,760
* #	Skyepharma P.L.C.	2,745,363	338,209
	Southern Cross Healthcare, Ltd.	195,059	501,880
	SSL International P.L.C.	766,671	6,799,311
*	Vectura Group P.L.C.	848,613	759,638
*	Vernalis P.L.C.	1,131,506	116,696
	William Ransom & Son P.L.C.	30,000	4,482
Total Health Care			29,544,795

Industrials — (34.1%)
*	AEA Technology P.L.C.	539,970	709,494
	Aggreko P.L.C.	573,239	8,343,575
	Air Partner P.L.C.	38,153	588,255
*	Airflow Streamline P.L.C.	20,500	23,887
	Alumasc Group P.L.C.	131,547	466,628
	Arriva P.L.C.	668,219	9,074,592
	Ashtead Group P.L.C.	1,785,154	2,263,139
	Atkins WS P.L.C.	437,924	9,263,229
*	Autologic Holdings P.L.C.	96,590	86,276
* #	Avis Europe P.L.C.	3,154,308	1,346,568
	Babcock International Group P.L.C.	877,825	10,691,057
*	BB Holdings, Ltd.	8,709	37,975
	BBA Aviation P.L.C.	1,083,625	2,720,277
	Bodycote P.L.C.	1,283,539	5,186,609
	Braemar Shipping Services P.L.C.	73,913	775,630
	Brammer P.L.C.	189,691	1,033,163
	BSS Group P.L.C.	503,242	3,335,007
	Business Post Group P.L.C.	204,928	1,322,978
*	C.H. Bailey P.L.C.	20,950	28,435
	Camellia P.L.C.	2,437	398,538
	Carillion P.L.C.	1,537,838	10,142,036
	Carr’s Milling Industries P.L.C.	35,330	464,241
* #	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	163,887	864,478
	Charles Taylor Consulting P.L.C.	143,225	688,595
	Charter P.L.C.	626,781	10,788,379
	Chemring Group P.L.C.	132,581	6,219,514
	Chloride Group P.L.C.	1,054,622	5,441,452
	Clarkson P.L.C.	61,655	1,196,004
	Communisis P.L.C.	577,296	721,355
	Connaught P.L.C.	130,406	1,096,639
	Cookson Group P.L.C.	804,036	10,002,429
	Costain Group P.L.C.	1,306,155	589,807
*	Danka Business Systems P.L.C.	1,029,605	28,044
	Davis Service Group P.L.C.	689,742	6,116,576
	De La Rue P.L.C.	621,139	10,995,206
	Dewhurst P.L.C.	9,000	37,825

	Domino Printing Sciences P.L.C.	449,538	2,502,318
* #	easyJet P.L.C.	709,379	3,793,519
	Eleco P.L.C.	80,000	131,784
*	Eliza Tinsley Group P.L.C.	19,844	3,557
	Enodis P.L.C.	1,614,673	10,197,832
	Fenner P.L.C.	691,344	3,330,085
	FKI P.L.C.	2,265,782	3,767,664
	Forth Ports P.L.C.	184,302	6,353,085
*	Fortress Holdings P.L.C.	120,728	6,613
	Galliford Try P.L.C.	1,475,611	1,111,466
*	Garton Engineering P.L.C.	10,248	—
	Gibbs & Dandy P.L.C.	37,672	315,318
	Go-Ahead Group P.L.C.	175,345	6,437,909
	Hampson Industries P.L.C.	340,298	1,161,530
	Harvey Nash Group P.L.C.	261,144	176,210
	Havelock Europa P.L.C.	141,758	177,337
	Hays P.L.C.	3,341,826	5,991,346
#	Helphire P.L.C.	570,202	1,792,086
*	Heywood Williams Group P.L.C.	323,020	91,734
*	Hogg Robinson Group P.L.C.	83,110	82,548
	Homeserve P.L.C.	234,574	7,873,397
	Hyder Consulting P.L.C.	159,637	1,178,523
	IMI P.L.C.	925,815	7,995,002
	Interserve P.L.C.	512,988	4,717,607
	Intertek Group P.L.C.	605,784	11,865,758
	ITE Group P.L.C.	1,058,997	3,560,887
	J. Smart & Co. (Contractors) P.L.C.	22,500	276,392
	Keller Group P.L.C.	285,825	3,543,939
	Kier Group P.L.C.	145,769	2,746,221
	Latchways P.L.C.	42,476	716,714
	Lavendon Group P.L.C.	157,181	771,302
	Lincat Group P.L.C.	14,452	163,778
	Low & Bonar P.L.C.	766,304	1,684,660
	Management Consulting Group P.L.C.	1,055,808	609,697
	Metalrax Group P.L.C.	508,719	192,633
	Michael Page International P.L.C.	1,271,159	5,887,964
	Mitie Group P.L.C.	1,243,034	5,222,302
	MJ Gleeson Group P.L.C.	195,875	611,228
	Molins P.L.C.	82,233	171,906
	Morgan Crucible Co. P.L.C.	1,192,285	4,544,246
	Morgan Sindall P.L.C.	175,758	2,608,858
	Mouchel Group P.L.C.	441,029	3,649,829
	MS International P.L.C.	50,000	207,549
	National Express Group P.L.C.	420,056	7,923,877
	Northgate P.L.C.	293,546	2,056,128
	OPD Group P.L.C.	102,094	331,989
	PayPoint P.L.C.	61,734	730,491
*	Qinetiq P.L.C.	1,739,399	7,119,685
	Regus Group P.L.C.	3,802,559	6,113,250
*	Renold P.L.C.	270,995	415,130
	Ricardo P.L.C.	220,336	1,401,764
*	Richmond Oil & Gas P.L.C.	220,000	—

	Robert Walters P.L.C.	326,957	813,591
	ROK P.L.C.	639,486	1,042,495
	RPS Group P.L.C.	811,331	4,819,638
*	Scott Wilson Group P.L.C.	8,790	38,467
	Senior P.L.C.	1,671,692	3,262,558
	Severfield-Rowen P.L.C.	354,372	1,706,500
	Shanks Group P.L.C.	1,014,008	4,702,592
	SIG P.L.C.	479,728	5,114,333
	Speedy Hire P.L.C.	183,252	2,073,227
	Spirax-Sarco Engineering P.L.C.	313,271	6,670,761
	Spring Group P.L.C.	596,238	467,713
	Stagecoach Group P.L.C.	288,933	1,602,588
	Sthree P.L.C.	180,825	578,269
	T. Clarke P.L.C.	148,717	433,517
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	218,489	783,460
	TDG P.L.C.	326,296	1,501,653
	The Weir Group P.L.C.	649,063	12,068,548
	Tomkins P.L.C.	1,354,458	4,055,048
*	Trafficmaster P.L.C.	553,279	344,074
	Travis Perkins P.L.C.	422,110	4,499,210
	Tribal Group P.L.C.	125,000	325,344
	Trifast P.L.C.	359,985	383,163
	Ultra Electronics Holdings P.L.C.	274,839	6,498,323
	Umeco P.L.C.	189,615	1,997,509
* #	Volex Group P.L.C.	241,088	356,881
	Vp P.L.C.	172,286	887,067
	VT Group P.L.C.	696,523	8,751,162
	Waterman Group P.L.C.	108,139	269,010
	White Young Green P.L.C.	183,454	1,204,139
*	Whitecroft P.L.C.	105,000	—
*	Wilshaw Securities P.L.C.	198,409	15,314
	Wincanton P.L.C.	493,583	2,816,579
	WSP Group P.L.C.	270,216	2,821,900
	XP Power, Ltd.	73,546	300,166
	Young and Co.’s Brewery P.L.C. NV	40,000	355,678
#	Young and Co.’s Brewery P.L.C. Series A	20,936	206,825
Total Industrials			351,171,841

Information Technology — (10.6%)
	Abacus Group P.L.C.	285,469	172,893
	Acal P.L.C.	104,729	341,596
*	Alterian P.L.C.	179,139	448,952
	Anite P.L.C.	1,333,450	1,135,410
*	ARC International P.L.C.	623,793	260,804
	ARM Holdings P.L.C.	4,364,320	7,367,673
*	Autonomy Corp. P.L.C.	100,595	1,803,222
	Aveva Group P.L.C.	283,341	8,653,823
	Axon Group P.L.C.	251,554	2,259,265
	CML Microsystems P.L.C.	18,361	31,442
	Computacenter P.L.C.	397,656	952,127
* #	CSR P.L.C.	352,374	1,870,881

	Detica Group P.L.C.	485,719	2,549,265
	Dialight P.L.C.	111,362	302,926
	Dicom Group P.L.C.	325,477	1,227,604
#	Dimension Data Holdings P.L.C.	5,036,165	4,588,621
	Diploma P.L.C.	446,065	1,446,718
	E2V Technologies P.L.C.	254,720	1,287,464
	Electrocomponents P.L.C.	1,585,752	4,624,993
*	Eurodis Electron P.L.C.	2,118,657	—
	Fidessa Group P.L.C.	134,098	2,293,010
	Filtronic P.L.C.	338,741	490,854
*	Full Circle Future, Ltd.	135,600	—
	GB Group P.L.C.	415,333	263,914
*	Gresham Computing P.L.C.	204,631	232,559
	Halma P.L.C.	1,529,292	6,458,971
*	Imagination Technologies Group P.L.C.	908,378	1,213,037
	Innovation Group P.L.C.	2,537,718	782,340
*	Intec Telecom Systems P.L.C.	1,201,847	1,192,685
	Intelek P.L.C.	49,880	15,939
	Kewill Systems P.L.C.	309,597	585,832
	Laird P.L.C.	717,459	5,580,504
	Macro 4 P.L.C.	68,736	133,349
	Micro Focus International P.L.C.	465,120	2,418,617
	Microgen P.L.C.	404,360	398,842
	Misys P.L.C.	2,039,600	6,035,360
	Morse P.L.C.	367,208	373,015
*	nCipher P.L.C.	110,961	360,301
	Netstore P.L.C.	143,737	79,435
	Oxford Instruments P.L.C.	195,182	973,571
*	Parity Group P.L.C.	7,621	3,865
	Phoenix IT Group, Ltd.	197,035	1,175,596
	Premier Farnell P.L.C.	1,419,676	4,965,182
	Psion P.L.C.	513,902	1,216,790
	Raymarine P.L.C.	289,080	742,839
	Renishaw P.L.C.	225,265	3,309,700
	RM P.L.C.	369,199	1,345,644
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	362,996	7,893,330
* #	SCi Entertainment Group P.L.C.	541,315	460,452
*	Scipher P.L.C.	34,563	774
*	SDL P.L.C.	287,776	1,662,938
	Spectris P.L.C.	499,879	7,080,094
*	Spirent Communications P.L.C.	3,268,201	4,245,654
	TT electronics P.L.C.	595,201	1,361,270
	Vislink P.L.C.	588,460	320,615
*	Wolfson Microelectronics P.L.C.	453,006	1,069,415
	Xaar P.L.C.	220,887	897,179
*	Xchanging P.L.C.	70,901	344,790
Total Information Technology			109,303,941

Materials — (3.4%)
*	Amberley Group P.L.C.	125,000	20,852
*	API Group P.L.C.	103,483	38,681

*	Aricom P.L.C.	2,274,989	3,660,603
	British Polythene Industries P.L.C.	102,332	499,385
	Carclo P.L.C.	214,230	363,052
	Chamberlin P.L.C.	18,000	64,388
*	Coral Products P.L.C.	50,000	6,971
	Croda International P.L.C.	498,679	6,329,934
	Delta P.L.C.	565,159	1,330,536
	DS Smith P.L.C.	1,637,788	3,677,278
	Dyson Group P.L.C.	127,757	240,246
	Elementis P.L.C.	1,911,621	2,975,114
	Ennstone P.L.C.	1,940,949	906,437
	Filtrona P.L.C.	724,553	2,040,214
	Hill & Smith Holdings P.L.C.	280,223	1,784,438
	Hochschild Mining P.L.C.	115,231	894,102
*	Inveresk P.L.C.	125,000	18,151
	Macfarlane Group P.L.C.	378,287	195,802
	Marshalls P.L.C.	670,307	2,039,699
	Porvair P.L.C.	158,128	302,116
	RPC Group P.L.C.	412,599	1,620,432
	Victrex P.L.C.	319,169	4,734,586
	Yule Catto & Co. P.L.C.	540,291	1,326,288
	Zotefoams P.L.C.	96,852	166,538
Total Materials			35,235,843

Telecommunication Services — (0.9%)
*	Colt Telecom Group SA	1,156,157	3,359,556
	Kcom Group P.L.C.	2,203,399	1,714,789
	Telecom Plus P.L.C.	294,204	1,701,174
*	THUS Group P.L.C.	631,234	2,224,108
* #	Vanco P.L.C.	232,704	297,804
Total Telecommunication Services			9,297,431

Utilities — (0.6%)
	Dee Valley Group P.L.C.	12,109	258,988
	Hydro International P.L.C.	27,669	88,531
	Northumbrian Water Group P.L.C.	927,166	5,800,115
Total Utilities			6,147,634

TOTAL COMMON STOCKS			978,371,568

RIGHTS/WARRANTS — (0.0%)
*	Hampson Industries P.L.C. Rights 05/27/08	81,524	278,485
*	Land of Leather Holdings P.L.C.	116,802	—
*	UTV Media P.L.C. Rights 07/14/08	144,954	12,271
*	Alterian P.L.C. Rights 07/01/08	17,913	—
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS			290,756

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 07/01/08 (Collateralized by $5,315,000 FNMA 5.00%, 06/01/22, valued at $4,476,790) to be repurchased at $4,407,237	$4,407	4,407,000

SECURITIES LENDING COLLATERAL — (4.7%)
@ DFA Short Term Investment Fund LP	11,158	11,157,656

@ Repurchase Agreement, Deutsche Bank Securities 2.70%, 07/01/08 (Collateralized by $49,050,364 FHLMC, rates ranging from 4.000% to 6.500%, maturities ranging from 03/01/22 to 07/01/37, valued at $37,305,970) to be repurchased at $36,577,223	36,574	36,574,480

TOTAL SECURITIES LENDING COLLATERAL		47,732,136

TOTAL INVESTMENTS - (100.0%)
(Cost $948,847,681)		$1,030,801,460

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

		Shares	Value††

AUSTRIA — (2.3%)
COMMON STOCKS — (2.3%)
	Agrana Beteiligungs AG	17,295	$1,888,331
	Andritz AG	107,548	6,745,895
	Austria Email AG	715	5,609
* #	Austrian Airlines AG	133,921	768,927
	BKS Bank AG	520	92,515
* #	BWIN Interactive Entertainment AG	81,529	2,262,557
	BWT AG	28,425	1,170,291
*	CA Immobilien Anlagen AG	134,542	2,810,853
*	Christ Water Techology AG	24,819	426,406
	Constantia Packaging AG	35,486	2,747,287
*	Conwert Immobilien Invest AG	48,984	841,036
	Flughafen Wien AG	41,141	3,922,124
	Frauenthal Holding AG	12,084	314,488
*	Intercell AG	101,691	5,017,776
*	Josef Manner & Co. AG	870	63,345
	Lenzing AG	5,108	2,812,953
	Mayr-Melnhof Karton AG	34,669	3,272,406
	Oberbank AG	12,269	2,762,497
	Oesterreichische Post AG	79,279	3,012,012
#	Palfinger AG	47,348	1,565,313
*	RHI AG	96,015	4,675,672
	Rosenbauer International AG	11,816	548,182
*	S&T System Integration & Technology Distribution AG	6,404	326,692
	Schoeller-Bleckmann Oilfield Equipment AG	33,158	3,554,026
* #	Sparkassen Immobilien AG	58,185	631,444
	UBM Realitaetenentwicklung AG	1,440	108,838
#	Uniqa Versicherungen AG	180,069	5,114,212
	Wolford AG	11,165	425,688
*	Zumtobel AG	52,134	1,184,060

TOTAL — AUSTRIA			59,071,435

BELGIUM — (3.3%)
COMMON STOCKS — (3.3%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren	84,298	8,518,970
*	Agfa Gevaert NV	284,547	1,836,830
	Banque Nationale de Belgique	980	4,444,142
#	Barco NV	54,729	3,549,215

	Bekaert SA	58,440	8,979,022
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	263,448
*	Compagnie du Bois Sauvage SA	87	23
#	Compagnie d’Entreprises CFE	41,600	4,203,170
	Compagnie Immobiliere de Belgique SA	10,849	665,501
	Compagnie Maritime Belge SA	63,197	3,833,681
#	Deceuninck NV	63,700	1,096,149
	D’Ieteren NV SA	13,235	3,649,487
	Duvel Moorgat SA	9,169	611,019
	Econocom Group SA	67,440	894,633
#	Elia System Operator SA NV	115,749	4,829,977
	Euronav SA	89,385	4,325,812
	EVS Broadcast Equipment SA	5,500	489,194
	Exmar NV	78,816	2,052,823
	Floridienne SA	2,033	337,081
	Henex	7,487	504,954
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	483,042
* #	Innogenetics NV	75,886	761,585
*	Integrated Production & Test Engineering NV	9,275	109,322
* #	International Brachtherapy SA	35,773	193,496
	Ion Beam Application	69,021	1,705,145
	Jensen-Group NV	14,485	170,653
	Kinepolis	16,788	680,773
	Lotus Bakeries SA	1,401	620,390
#	Melexis NV	88,696	1,402,833
	Omega Pharma SA	85,933	3,621,044
* #	Option NV	114,120	671,164
	Picanol	16,620	306,099
* #	Real Software NV	606,720	248,303
	Recticel SA	52,387	720,382
*	Resilux	4,095	240,515
#	Rosier SA	655	530,715
	Roularta Media Group NV	17,839	761,927
#	Sapec SA	3,635	753,409
*	SAPEC SA	75	370
#	Sioen Industries NV	52,140	736,870
	Sipef NV	2,481	1,900,941
*	Spector Photo Group SA	81,828	131,103
*	Systemat-Datarelay SA	26,232	206,219
*	Telenet Group Holding NV	153,336	3,465,573
	Ter Beke NV	2,281	175,910
	Tessenderlo Chemie NV	92,963	4,932,168
	Unibra SA	1,600	360,325
	Van De Velde NV	28,456	1,284,871
	VPK Packaging Group SA	13,446	589,259
* #	Zenitel VVPR	28,851	43,133
TOTAL COMMON STOCKS			82,892,670

RIGHTS/WARRANTS — (0.0%)
*	Real Software NV STRIP VVPR	606,720	9,553
*	Zenitel VVPR Contingent Rights	8,654	136
TOTAL RIGHTS/WARRANTS			9,689

TOTAL — BELGIUM			82,902,359

DENMARK — (2.4%)
COMMON STOCKS — (2.4%)
	Aarhus Lokalbank A.S.	8,030	261,329
	Aktieselskabet Ringkjoebing Bank A.S.	5,665	489,941
#	Aktieselskabet Roskilde Bank A.S.	32,685	1,218,849
	Aktieselskabet Skjern Bank A.S.	3,276	276,574
#	Alk-Abello A.S.	14,295	1,717,314
*	Alm. Brand A.S.	28,360	1,485,464
	Amagerbanken A.S.	33,345	1,228,099
	Ambu A.S.	22,100	346,407
	Arkil Holdings A.S. Series B	780	169,203
	Auriga Industries A.S. Series B	40,420	1,868,661
#	Bang & Olufsen Holding A.S. Series B	31,337	1,263,197
* #	Bavarian Nordic A.S.	17,626	699,091
#	BoConcept Holding A.S.	5,650	324,411
	Bonusbanken A.S.	69,455	391,326
*	Brodrene Hartmann A.S. Series B	11,730	239,934
*	Brondbyernes I.F. Fodbold A.S. Series B	15,450	211,703
*	Capinordic A.S.	216,300	488,239
	D/S Norden A.S.	10,125	1,084,128
#	Dalhoff, Larson & Horneman A.S. Series B	32,000	465,055
*	Danionics A.S. Series A	32,000	41,662
#	Dantherm Holding A.S.	13,100	303,454
	DFDS A.S.	11,910	1,705,224
	DiBa Bank A.S.	11,660	491,862
	Djursland Bank A.S.	8,970	710,744
	East Asiatic Co., Ltd. A.S.	54,237	3,744,428
*	EDB Gruppen A.S.	5,780	163,446
	F.E. Bording A.S.	600	104,084
#	Fionia Bank A.S.	65,160	1,277,470
	Fluegger A.S. Series B	4,198	438,500
#	Forstaedernes Bank A.S.	65,613	1,493,755
* #	GN Great Nordic A.S.	90,407	431,806
*	GPV Industi A.S.	2,200	70,681
*	Greentech Energy Systems A.S.	10,000	167,308
	Gronlandsbanken	768	97,142
#	H&H International A.S. Series B	1,920	457,028
	Harboes Bryggeri A.S.	10,250	276,475
	Hojgaard Holding A.S. Series B	2,750	89,922
#	IC Companys A.S.	33,305	1,092,691
*	Incentive A.S.	3,575	13,963
	Lan & Spar Bank A.S.	5,150	451,302

*	Lastas A.S. Series B	11,200	284,583
	Lollands Bank A.S.	750	48,984
* #	Maconomy Corp. A.S.	63,000	199,085
#	Mols-Linien A.S.	28,500	1,322,977
* #	NeuroSearch A.S.	43,254	2,189,808
	NKT Holding A.S.	44,540	3,580,768
	Nordjyske Bank A.S.	17,600	494,077
	Norresundby Bank A.S.	7,350	473,083
	Ostjydsk Bank A.S.	2,554	388,273
* #	Parken Sport & Entertainment A.S.	8,474	2,304,300
	Per Aarsleff A.S. Series B	6,145	875,109
* #	Pharmexa A.S.	142,740	49,562
#	Ringkjoebing Landbobank Aktieselskab	15,330	2,279,912
	Roblon A.S. Series B	540	116,800
#	Royal Unibrew A.S.	12,815	1,351,048
* #	RTX Telecom A.S.	14,000	79,702
	Salling Bank A.S.	910	144,097
	Sanistal A.S. Series B	4,436	364,670
#	Satair A.S.	8,525	419,782
#	Schouw & Co.	73,068	2,750,869
	SimCorp A.S.	16,940	3,051,974
	Sjaelso Gruppen A.S.	68,030	1,439,500
	SKAKO Industries A.S.	5,130	151,356
* #	Skandinavian Brake Systems A.S.	1,925	78,259
*	Solar Holdings A.S. Series B	1,237	96,735
*	Sondagsavisen A.S.	36,665	208,644
	Spar Nord Bank A.S.	118,769	1,974,625
	Sparbank	10,930	505,757
	Sparekassen Faaborg A.S.	2,027	695,087
	Sydbank A.S.	26,711	1,015,175
#	Thrane & Thrane A.S.	9,258	524,206
#	Tivoli A.S.	997	852,423
*	TK Development A.S.	91,681	1,193,562
* #	TopoTarget A.S.	151,600	357,274
	Vestfyns Bank A.S.	680	125,154
	Vestjysk Bank A.S.	29,755	1,193,480

TOTAL — DENMARK			61,032,572

FINLAND — (5.3%)
COMMON STOCKS — (5.3%)
*	Ahlstrom Oyj	3,026	68,235
	Alandsbanken AB Series B	18,190	715,207
*	Aldata Solutions Oyj	194,535	336,247
#	Alma Media	286,800	3,886,436
	Amanda Capital Oyj	67,120	357,446
#	Amer Sports Oyj Series A	316,440	4,754,847
#	Aspo Oyj	70,175	623,089
#	BasWare Oyj	34,550	379,146

*	Biotie Therapies Corp.	265,590	221,440
	Cargotec Oyj Series B	113,014	3,910,010
#	Componenta Oyj	34,400	459,868
#	Comptel P.L.C.	334,565	675,766
	Cramo Oyj	107,300	1,767,171
#	Efore Oyj	129,540	189,702
* #	Elcoteq SE	66,810	544,470
#	Elektrobit Corp.	401,120	592,778
	Elisa Oyj	310,427	6,478,989
#	Etteplan Oyj	62,600	464,545
#	Finnair Oyj	191,942	1,400,616
#	Finnlines Oyj	110,260	2,359,345
	Fiskars Oyj Abp Series A	187,088	3,202,285
#	F-Secure Oyj	447,078	1,898,501
*	GeoSentric Oyj	225,900	21,340
	Glaston Oyj Abp	131,940	644,164
	HKScan Oyj Series A	74,560	1,055,607
#	Huhtamaki Oyj	348,750	2,978,228
	Ilkka-Yhtyma Oyj	35,460	597,863
#	Ixonos P.L.C.	26,100	155,482
	KCI Konecranes Oyj	251,100	10,310,010
#	Kemira Oyj	256,300	3,216,270
	Laennen Tehtaat Oyj	18,920	445,416
#	Lassila & Tikanoja Oyj	121,476	2,963,182
	Lemminkainen Oyj	52,700	2,400,169
	Martela Oyj	1,060	13,996
#	M-Real Oyj Series B	775,393	1,611,823
	Neomarkka Oyj	16,652	255,049
#	Nokian Renkaat Oyj	377,280	17,895,186
	Nordic Aluminium Oyj	10,440	335,227
	Okmetic Oyj	54,904	219,067
	OKO Bank P.L.C. Class A	254,211	4,388,529
#	Olvi Oyj Series A	32,290	1,193,601
	Oriola-KD Oyj Class A	26,000	108,708
	Oriola-KD Oyj Class B	31,639	133,883
	Orion Oyj Series A	87,252	1,808,207
#	Orion Oyj Series B	251,321	4,991,445
*	Outotec Oyj	6,532	413,706
	PKC Group Oyj	48,390	528,492
#	Ponsse Oyj	82,280	1,473,355
	Poyry Oyj	186,140	4,819,458
	Raisio P.L.C.	476,433	1,277,464
#	Ramirent Oyj	308,660	3,197,660
	Rapala VMC Oyj	116,640	737,116
#	Raute Oyj Series A	10,390	203,361
#	Rocla Oyj	12,300	183,424
*	Ruukki Group Oyj	15,177	55,983
	Scanfil Oyj	123,479	390,895
	Sponda Oyj	159,511	1,382,149

#	Stockmann Oyj Abp Series A	45,225	1,736,708
#	Stockmann Oyj Abp Series B	102,904	3,966,176
*	Suominen Oyj	17,955	41,294
#	SYSOPENDIGIA P.L.C.	55,020	256,284
#	Talentum Oyj	133,500	619,488
#	Tecnomen Oyj	196,570	305,151
#	Teleste Oyi	53,559	419,822
	TietoEnator Oyj	285,929	5,949,426
#	Tiimari P.L.C.	18,880	115,992
	Trainers’ House P.L.C.	107,200	168,404
	Tulikivi Oyj	79,440	178,031
	Turkistuottajat Oyj	8,490	114,050
#	Uponor Oyj Series A	212,400	3,112,010
#	Vacon Oyj	44,337	1,792,219
#	Vaisala Oyj Series A	40,300	1,666,852
	Viking Line AB	10,710	660,259
	YIT Oyj	294,795	7,361,319

TOTAL — FINLAND			136,155,139

FRANCE — (10.8%)
COMMON STOCKS — (10.8%)
	Akka Technologies SA	5,500	108,492
#	Ales Groupe SA	33,613	893,333
*	Alten	62,436	2,273,475
* #	Altran Technologies SA	351,511	2,972,697
	April Group SA	72,959	4,259,411
* #	Archos	22,331	263,468
	Arkema	205,315	11,531,705
#	Assystem	54,087	775,648
#	Atos Origin SA	75,279	4,146,708
	Aubay	28,405	232,278
#	Audika SA	22,509	1,041,194
* #	Avanquest Software	19,360	120,274
*	Axorys SA	11,700	13,263
* #	Baccarat SA	1,090	325,380
#	Banque Tarneaud SA	1,430	287,059
#	Beneteau SA	182,095	3,956,362
*	Bigben Interactive	7,762	98,043
	bioMerieux	14,590	1,675,503
	Boiron SA	25,907	892,823
	Boizel Chanoine Champagne SA	6,304	744,485
	Bonduelle SCA	13,165	1,469,498
	Bongrain SA	15,098	1,355,547
#	Bourbon SA	151,879	9,400,566
*	Bull SA	298,028	1,074,975
	Burelle SA	4,030	697,674
#	Cafom SA	5,092	124,122
	Canal Plus SA	280,788	2,687,932

	Carbone Lorraine SA	56,469	3,102,871
#	CBo Territoria	28,320	125,173
#	Cegedim SA	11,509	1,022,577
	Cegid Group	22,866	681,662
*	Cesar SA	14,219	34,476
#	Clarins SA	44,302	3,032,147
* #	Club Mediterranee SA	46,578	2,063,939
#	Compagnie Industrielle et Financiere D’Entreprises	300	112,337
	Compagnie International Andre Trigano SA	983	96,175
	CS Communication & Systemes	7,938	218,530
	Damartex SA	21,869	619,736
	Delachaux SA	28,440	2,832,318
#	Derichebourg	627,328	5,449,879
*	Dollfus Mieg & Cie SA	54,239	99,060
	EDF Energies Nouvelles SA	5,346	356,592
#	Electricite de Strasbourg	23,384	4,266,662
#	Esso Ste Anonyme Francaise	9,211	2,319,946
#	Establissements Maurel et Prom	304,876	7,185,793
#	Etam Developpement SA	23,815	788,385
#	Euler Hermes SA	20,175	1,493,568
*	Euro Disney SCA	89	17
* #	Euro Disney SCA	49,814	679,011
	Exel Industries SA	11,164	816,206
	Explosifs et de Produits Chimiques	524	309,849
* #	Faurecia SA	60,033	2,531,549
#	Fimalac SA	30,857	2,141,855
*	Finuchem SA	18,510	258,838
	Fleury Michon SA	4,694	228,519
	Francois Freres (Tonnellerie) SA	3,839	216,967
	Gascogne SA	7,112	641,696
	Gaumont SA	14,607	1,286,761
* #	GECI International	63,334	276,497
*	GECI International I07 Shares	10,786	2,887
*	Gemalto NV	1,900	68,940
#	Gevelot SA	3,584	293,201
	GFI Informatique SA	126,539	789,631
	Gifi	7,579	587,788
	Ginger (Groupe Ingenierie Europe)	10,357	237,824
#	GL Events	38,586	1,192,784
#	GPe Pizzorno	5,200	134,183
	Grands Moulins de Strasbourg	110	95,081
* #	Groupe Ares	21,994	37,728
#	Groupe Crit	24,673	655,441
	Groupe Flo SA	22,019	197,954
* #	Groupe Go Sport SA	2,740	146,516
	Groupe Guillin SA	1,200	102,108
*	Groupe Open	27,590	494,170
* #	Groupe Steria SCA	51,952	1,424,285
#	Guerbet SA	5,997	1,227,622

	Guyenne et Gascogne SA	26,000	3,246,248
	Haulotte Group SA	57,491	834,712
	Havas SA	1,200,777	4,400,799
*	Idsud	2,227	130,897
	IMS International Metal Service SA	55,060	1,858,689
* #	Infogrames Entertainment SA	22,492	363,443
	Ingenico SA	104,551	3,650,561
	Ipsen SA	15,549	794,657
	Ipsos SA	86,106	2,796,385
	Lafuma SA	6,384	330,729
	Laurent-Perrier	12,172	1,722,826
* #	Lectra	85,992	471,836
	Lisi SA	16,534	1,485,298
* #	LVL Medical Groupe SA	24,346	425,521
#	M6 Metropole Television	61,717	1,327,966
#	Maisons Franc	12,826	496,270
#	Manitou BF SA	48,280	1,446,038
	Manutan International SA	13,920	1,007,026
#	MGI Coutier SA	2,753	86,201
*	MoneyLine SA	11	—
#	Montupet SA	32,450	362,999
	Mr. Bricolage SA	23,846	574,546
#	Naturex	6,954	284,881
	Neopost SA	53,487	5,639,126
	Nexans SA	95,135	11,659,510
	Nexity	82,640	2,234,168
	Norbert Dentressangle	12,697	1,195,755
* #	NRJ Group	177,024	1,802,898
	Oberthur Card Systems SA	146,029	1,005,566
*	Oeneo	102,487	282,807
	Orco Property Group	23,967	1,394,659
* #	Orpea	100,822	4,974,715
* #	Osiatis	1,400	7,494
	Paris Orleans et Cie SA	2,660	109,831
	Pierre & Vacances	16,031	1,648,790
	Plastic Omnium SA	30,846	932,679
	Plastivaloire SA	4,552	171,209
	PSB Industries SA	8,438	359,502
	Radiall SA	5,387	644,784
	Rallye SA	79,415	4,647,911
*	Recylex SA	35,449	455,862
	Remy Cointreau SA	75,348	4,094,109
	Rhodia SA	201,262	3,682,341
	Robertet SA	3,167	447,364
*	Rodriguez Group SA	27,733	412,541
	Rougier SA	6,120	587,863
#	Rubis SA	31,132	2,693,905
*	S.T. Dupont SA	39,440	17,275
#	Sabeton SA	13,500	255,355

#	Saft Groupe SA	42,516	1,849,682
#	SAMSE SA	8,800	892,850
#	SCOR SE	276,843	6,303,707
	SEB SA	87,999	5,151,766
	Sechilienne SA	54,249	4,242,674
	Securidev SA	2,500	94,591
*	Seloger.com	2,853	66,189
#	Signaux Girod SA	894	94,972
*	Smoby SA	1,172	51,667
	Societe BIC SA	87,318	4,558,490
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,069,037
	Societe Immobiliere de Location pour l’Industrie et le Commerce	8,586	1,075,489
#	Societe Industrielle D’Aviations Latecoere SA	21,731	250,525
	Societe Marseillaise du Tunnel Prado Carenage	11,588	391,509
	Societe Pour l’Informatique Industrielle SA	40,908	302,701
* #	Soitec SA	231,215	1,406,369
*	Solving International SA	13,265	59,183
#	Somfy SA	22,500	5,640,397
	Sopra Group SA	23,668	1,857,046
	Sperian Protection	19,071	2,264,985
	Spir Communication SA	7,977	562,196
#	Stallergenes SA	33,674	2,876,278
	STEF-TFE	29,698	1,985,104
	Sucriere de Pithiviers Le Vieil	1,825	1,489,627
	Synergie SA	33,924	1,021,321
	Teleperformance SA	162,718	5,980,295
	Tessi SA	5,050	266,652
* #	Theolia SA	88,858	2,342,211
*	Thomson	36,984	191,755
	Toupargel Groupe	21,016	573,456
#	Trigano SA	59,181	1,308,357
*	UbiSoft Entertainment SA	100,941	8,827,505
#	Union Financiere de France Banque SA	16,369	736,755
#	Valeo SA	220,648	7,062,440
*	Valtech	295,958	172,208
#	Viel et Compagnie	162,852	1,049,636
	Vilmorin et Cie SA	19,383	3,652,232
	Virbac SA	16,735	1,440,373
	VM Materiaux SA	6,914	597,441
	Vranken Pommery Monopole	9,879	730,992
#	Zodiac SA	109,073	4,989,961
TOTAL COMMON STOCKS			274,336,820

RIGHTS/WARRANTS — (0.0%)
*	Akka Technologies SA Rights 03/20/08	3,400	54
*	Ales Groupe SA Warrants 03/23/09	316	2,488
*	Altran Technologies SA Rights 07/07/08	351,511	55,344
*	Assystem Rights 06/30/08	54,087	852

*	Bigben Interactive Warrants 12/31/08	2,100	2,645
*	Cybergun Warrants Series A 01/31/08	1,136	304
*	Cybergun Warrants Series B 07/15/09	1,136	662
*	Groupe Ares Warrants 12/18/08	4,713	1,632
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Groupe Steria SCA Rights 11/28/07	5,000	787
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	8,578
TOTAL RIGHTS/WARRANTS			73,346

TOTAL — FRANCE			274,410,166

GERMANY — (13.2%)
COMMON STOCKS — (13.2%)
*	3U Holding AG	117,766	103,787
	A.S. Creation Tapeton AG	6,853	388,431
*	AAP Implantate AG	47,250	160,045
#	Aareal Bank AG	119,547	2,936,469
#	ADCapital AG	33,040	553,062
* #	Adlink Internet Media AG	71,772	1,413,744
* #	ADVA AG Optical Networking	96,672	245,488
	Agrob AG	5,800	114,043
#	Aixtron AG	266,763	2,730,876
	Altana AG	199,681	3,455,843
	Amadeus Fire AG	16,192	307,907
	Andreae-Noris Zahn AG	27,200	1,487,010
*	Artnet AG	16,292	156,054
*	Augusta Technologie AG	27,184	594,486
#	Baader Wertpapierhandelsbank AG	142,376	751,790
* #	Balda AG	155,088	482,302
	Bauer AG	3,596	346,800
* #	Beate Uhse AG	84,361	147,072
#	Bechtle AG	40,189	1,130,314
	Bertrandt AG	23,282	904,238
* #	Beta Systems Software AG	8,550	69,958
	Bilfinger Berger AG	134,277	11,628,949
*	Biolitec AG	26,843	247,901
#	Biotest AG	22,203	1,908,751
*	BKN International AG	35,508	126,440
* #	BMP AG	50,479	114,460
	Boewe Systec AG	15,333	468,454
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	506,239
* #	Business Media China AG	15,212	409,436
*	Carl Zeiss Meditec AG	9,582	148,810
#	Cenit AG	18,394	181,602
* #	CENTROTEC Sustainable AG	42,280	922,691
	Cewe Color Holding AG	13,917	526,076
#	ComBOTS AG	35,655	538,948
	Comdirect Bank AG	135,842	1,551,471
	Computerlinks AG	16,965	400,558

*	Condomi AG	1,800	—
* #	Conergy AG	94,598	1,955,334
#	CTS Eventim AG	53,393	2,141,290
* #	Curanum AG	83,165	510,521
*	D. Logistics AG	113,203	213,415
* #	D+S europe AG	77,965	1,588,677
	DAB Bank AG	133,926	1,023,796
	Data Modul AG	10,414	234,427
*	DEAG Deutsche Entertainment AG	51,845	104,548
*	Demag Cranes AG	14,647	698,278
#	Deutsche Euroshop AG	87,386	3,341,089
*	Deutsche Wohnen AG	70,767	1,065,587
#	Deutz AG	257,064	2,355,996
	Dierig Holding AG	10,500	119,297
	Douglas Holding AG	103,337	5,350,208
#	Dr. Hoenle AG	14,858	197,766
	Drillisch AG	92,184	570,420
#	Duerr AG	38,845	1,585,114
#	DVB Bank AG	15,627	6,215,711
*	Easy Software AG	13,167	102,630
	Elexis AG	32,938	880,416
* #	Elmos Semiconductor AG	34,592	322,653
	ElreingKlinger AG	6,000	567,776
* #	EM. Sports Media AG	160,173	600,507
	Epcos AG	233,608	3,793,714
#	Erlus AG	297	153,780
* #	Escada AG	40,309	855,629
#	Euwax AG	18,514	1,345,667
* #	Evotec AG	196,039	342,337
#	Fielmann AG	58,362	4,215,078
* #	FJA AG	77,417	285,997
#	Freenet AG	231,964	4,186,496
	Fuchs Petrolub AG	30,747	3,034,590
	GBW AG	28,417	581,637
#	Gerry Weber International AG	49,579	1,569,782
	Gesco AG	9,455	744,277
	GFK AG	77,709	3,460,268
* #	GFT Technologies AG	66,050	238,975
	Gildemeister AG	45,303	1,283,238
* #	GPC Biotech AG	106,084	408,686
	Grammer AG	5,985	153,688
#	Grenkeleasing AG	32,424	1,050,721
	Hamborner AG	63,000	800,808
* #	Hansa Group AG	146,815	325,932
#	Hawesko Holding AG	20,044	664,458
#	Heidelberger Druckmaschinen AG	158,748	3,247,237
* #	Hoeft & Wessel AG	20,622	153,537
* #	IKB Deutsche Industriebank AG	21,843	97,348
#	Indus Holding AG	41,345	1,397,866

	Innovation in Traffic Systems AG	23,949	288,633
*	Integralis AG	34,269	307,587
#	INTERSEROH AG	22,803	2,142,761
* #	Intershop Communications AG	58,426	200,193
	Isra Vision Systems AG	10,917	184,944
	IVG Immobilien AG	98,946	1,950,461
* #	IVU Traffic Technologies AG	40,338	52,035
* #	Jenoptik AG	157,826	1,344,805
	K&S AG	7,406	4,248,955
*	Kampa AG	35,505	174,958
	KERAMAG Keramische Werke AG	13,000	1,453,497
#	Kloeckner & Co. AG	69,122	3,941,278
	Kontron AG	181,781	2,474,811
#	Krones AG	71,678	6,127,273
#	KSB AG	4,521	3,133,468
	Kuka AG	85,711	2,783,759
	KWS Saat AG	24,461	5,577,296
	Lanxess AG	225,235	9,251,305
*	Leifheit AG	12,500	211,169
	Leoni AG	115,861	4,962,057
	Loewe AG	25,187	480,706
#	LPKF Laser & Electronics AG	28,874	157,180
#	MasterFlex AG	10,531	231,144
*	Mediclin AG	79,703	279,815
* #	Medigene AG	90,111	879,519
#	Medion AG	84,110	1,322,827
#	Mensch und Maschine Software AG	27,532	228,933
#	MLP AG	220,135	3,951,699
*	Mologen AG	22,062	248,909
* #	Morphosys AG	19,723	1,290,748
	MTU Aero Engines Holding AG	168,097	5,488,438
#	Muehlabauer Holdings AG & Co. KGAA	15,349	593,562
	MVV Energie AG	140,767	7,205,999
#	Nemetschek AG	23,340	613,639
* #	Nexus AG	37,949	158,939
#	Norddeutsche Affinerie AG	155,196	8,443,437
* #	Nordex AG	108,048	4,456,634
#	OHB Technology AG	37,069	474,073
	Oldenburgische Landesbank AG	4,234	333,283
	P&I Personal & Informatik AG	17,889	507,551
*	Paion AG	51,500	87,659
	Paragon AG	22,134	244,037
	PC-Ware AG	15,184	302,588
	Pfeiffer Vacuum Technology AG	31,639	3,252,075
#	Pfleiderer AG	171,935	2,346,236
*	Pixelpark AG	89,712	82,896
* #	Plambeck Neue Energien AG	148,115	777,551
	Praktiker Bau- Und Heimwerkermaerkte AG	111,800	2,362,627
*	Premiere AG	314,084	6,910,963

	Progress-Werk Oberkirch AG	6,250	330,319
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	296,287
*	Pulsion Medical Systems AG	26,674	176,367
* #	PVATepla AG	51,882	558,910
* #	QIAGEN NV	566,184	11,373,619
* #	QSC AG	295,921	940,082
#	R. Stahl AG	14,839	800,547
	Rational AG	15,083	3,041,653
#	REALTECH AG	13,541	265,797
	Renk AG	19,400	1,698,091
* #	REpower Systems AG	21,093	7,067,842
	Rheinmetall AG	110,565	7,982,871
	Rhoen-Klinikum AG	293,208	9,222,857
#	Ruecker AG	21,675	240,984
*	S.A.G. Solarstrom AG	47,672	164,116
	Sartorius AG	32,181	1,198,183
	Schlott Sebaldus AG	15,429	358,206
	Sektkellerei Schloss Wachenheim AG	15,120	146,638
*	Senator Entertainment AG	980	2,137
*	SGL Carbon AG	224,335	15,641,959
	Silicon Sensor International AG	12,195	126,574
* #	Singulus Technologies AG	112,455	1,233,285
*	Sinner AG	2,660	79,775
#	Sixt AG	38,312	1,511,477
* #	SM Wirtschaftsberatungs AG	18,841	313,469
	Software AG	72,145	4,352,576
* #	Solar Millennium AG	35,500	1,525,332
* #	Solon AG fuer Solartechnik	18,988	1,761,634
#	Stada Arzneimittel AG	178,386	12,786,944
#	STINAG Stuttgarter Invest AG	36,048	1,475,995
*	Stoehr & Co. AG	16,000	94,606
*	Strabag AG	10,386	4,252,429
	Stratec Biomedical Systems AG	27,297	578,215
	Sued-Chemie AG	29,146	4,282,061
#	Suedzucker AG	42,047	760,225
* #	Suess Microtec AG	59,969	418,450
	Symrise AG	134,213	2,957,803
	Syzygy AG	30,656	151,604
	Takkt AG	146,687	2,682,134
*	TDS Informationstechnologie AG	89,063	506,951
#	Technotrans AG	21,735	467,738
	Telegate AG	20,500	351,762
#	Teles AG	41,582	117,881
#	Textilgruppe Hof AG	12,170	149,133
* #	Tomorrow Focus AG	101,081	404,372
#	Umweltbank AG	17,805	420,650
	United Internet AG	65,269	1,282,836
#	Utimaco Safeware AG	35,121	462,257
	VBH Holding AG	9,415	80,869

*	Versatel AG	3,496	76,835
#	Vivacon AG	60,307	576,410
	Vossloh AG	34,930	4,547,048
	Wanderer-Werke AG	7,903	167,844
*	Washtec AG	54,420	844,744
	Wincor Nixdorf AG	115,500	7,972,573
*	Wirecard AG	210,816	2,685,681
	Wuerttembergische Lebensversicherung AG	28,123	1,293,915
#	Wuerttembergische Metallwarenfabrik AG	30,330	1,341,405
* #	Zapf Creation AG	29,235	170,955
TOTAL COMMON STOCKS			335,596,531

RIGHTS/WARRANTS — (0.0%)
*	DVB Bank AG Rights 07/08/08	15,627	135,322

TOTAL — GERMANY			335,731,853

GREECE — (3.8%)
COMMON STOCKS — (3.8%)
	A. Kalpinis - N. Simos Steel Service Center	89,586	218,898
*	Aegek S.A.	437,330	206,971
	Alapis Holdings Industrial & Commercial S.A.	2,140,768	5,868,297
	Alco Hellas ABEE S.A.	103,281	156,347
*	Alfa Alfa Energy S.A.	3,810	8,338
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	1,531,131
*	Alte Technical Co.	85,048	10,712
*	Altec S.A. Information & Communication Systems	80,278	132,785
	Alumil Milonas Aluminum Industry S.A.	52,886	228,864
*	Alysida S.A.	2,376	7,448
	Anek Lines S.A.	639,521	1,683,306
	Aspis Bank S.A.	228,007	827,112
*	Astir Palace Hotels S.A.	98,660	740,222
	Athens Medical Center S.A.	150,874	554,294
*	Atlantic Supermarkets S.A.	35,080	88,540
	Atti-Kat S.A.	196,084	170,065
	Autohellas S.A.	83,520	323,681
*	Babis Vovos International Construction S.A.	61,592	2,027,531
*	Balafas S.A.	15,200	4,547
*	Balkan Export S.A.	41,970	198,975
	Bank of Attica S.A.	208,497	1,256,432
	Bank of Greece	60,332	8,787,504
*	Benrubi S.A.	27,741	180,122
	C. Rokas S.A.	44,569	912,423
	Centric Multimedia S.A.	51,942	227,021
	Daios Plastics S.A.	16,350	247,462
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	163,111	977,634
*	Dynamic Life S.A.	16,440	—

	Edrasis-C.Psalllidas Technical Co.	69,338	84,113
*	Elbisco Holding S.A.	28,098	29,254
	Elektrak S.A.	36,580	277,002
	Elektroniki Athinon S.A.	34,490	355,382
*	Elephant S.A.	26,310	—
*	Empedos S.A.	15,974	2,012
*	Emporiki Bank of Greece S.A.	4,980	132,585
	ETEM S.A.	72,082	135,174
*	Etma Rayon S.A.	11,242	24,957
	Euro Reliance General Insurance Co. S.A.	55,110	205,010
	Euromedica S.A.	64,900	588,611
*	European Technical S.A.	32,750	11,860
	EYDAP Athens Water Supply & Sewage Co. S.A.	35,989	550,396
	F.G. Europe S.A.	4,536	16,008
*	Forthnet S.A.	115,475	849,030
	Fourlis Holdings S.A.	131,115	3,844,338
	Frigoglass S.A.	88,060	2,145,847
	GEK Group of Cos S.A.	176,229	2,112,315
	General Commercial S.A.	64,410	82,286
*	Geniki Bank	241,630	1,525,389
	Greek Postal Savings Bank	328,733	5,182,459
	Halkor S.A.	226,556	632,220
*	Hatzioannou Holdings S.A.	157,062	220,512
	Hellenic Cables S.A.	65,236	305,603
	Hellenic Duty Free Shops S.A.	101,270	1,737,306
	Hellenic Exchanges S.A.	137,358	1,733,655
*	Hellenic Sugar Industry S.A.	87,664	440,110
	Hellenic Technodomiki Tev S.A.	514,981	6,579,118
*	Heracles General Cement Co. S.A.	93,293	2,424,057
	Iaso S.A.	175,950	2,221,940
	Inform P. Lykos S.A.	35,570	188,136
*	Informatics S.A.	3,778	1,844
*	Intersat S.A.	19,392	—
	Intracom Holdings S.A.	313,706	1,028,743
*	Intracom Technical & Steel Constructions S.A.	105,050	152,278
*	Ionian Hotel Enterprises S.A.	16,914	423,527
*	Ipirotiki Software & Publications S.A.	22,110	67,534
	J&P-Avax S.A.	163,746	1,115,184
	Karelia Tobacco Co., Inc. S.A.	5,810	508,228
	Kathimerini Publishing S.A.	47,170	429,858
*	Katselis Sons S.A. Bread Industry	41,545	72,553
	Lambrakis Press S.A.	118,587	602,045
*	Lan-Net S.A.	126,887	24,016
	Lavipharm S.A.	96,324	228,195
*	Loulis Mills S.A.	41,702	191,341
*	M.J. Mailis S.A.	154,984	163,640
*	Maritime Company of Lesvos S.A.	299,836	230,032
	Metka S.A.	100,500	2,149,766
	Michaniki S.A.	165,545	976,200

	Minoan Lines S.A.	248,689	1,646,047
	Motodynamic S.A.	5,118	30,250
	Motor Oil (Hellas) Corinth Refineries S.A.	126,140	2,562,498
*	Multirama S.A.	10,990	84,793
	Mytilineos Holdings S.A.	254,516	2,955,078
	Neochimiki Lv Lavrentiadis S.A.	106,158	3,175,740
*	Nirefs Acquaculture S.A.	143,700	489,724
*	Parnassos Enterprises S.A.	50,700	130,792
*	Pegasus Publishing S.A.	95,510	365,104
*	Petzetakis S.A.	49,310	42,847
*	Piraeus Leasing S.A.	5,765	43,352
*	Piraeus Port Authority S.A.	17,752	620,794
*	Promota Hellas S.A.	8,860	3,208
	Proton Bank S.A.	11,761	132,714
	Real Estate Development & Services S.A.	94,497	450,727
	S&B Industrial Minerals S.A.	56,301	843,236
*	Sanyo Hellas S.A.	168,151	159,260
	Sarantis S.A.	77,120	1,374,104
	Sato S.A.	62,978	128,105
*	Selected Textile Industry Assoc. S.A.	87,690	59,506
	Sfakianakis S.A.	91,320	922,203
	Sidenor Steel Products Manufacturing Co. SA	19,167	292,416
*	Singularlogic S.A.	100,470	452,619
*	Spyroy Agricultural Products S.A.	61,348	165,130
*	Stabilton S.A.	27,530	3,468
*	Technical Olympic S.A.	298,025	281,536
*	Technodomi M.Travlos Brothers S.A.	13,910	4,599
	Teletypos S.A. Mega Channel	79,988	705,631
	Terna Tourist Technical & Maritime S.A.	101,190	1,120,580
*	Themeliodomi S.A.	37,422	21,800
*	Thessaloniki Port Authority S.A.	6,291	287,343
	Thrace Plastics Co. S.A.	109,280	186,258
	Titan Cement Co. S.A.	70,530	2,800,862
	Viohalco S.A.	418,755	3,510,676
*	Vioter S.A.	167,883	172,211

TOTAL — GREECE			96,803,542

IRELAND — (2.8%)
COMMON STOCKS — (2.8%)
	Abbey P.L.C.	86,889	534,763
*	Aer Lingus Group P.L.C.	43,504	95,592
*	Aminex P.L.C.	440,966	193,976
*	Blackrock International Land P.L.C.	897,420	268,355
	C&C Group P.L.C.	375,871	2,077,140
*	Datalex P.L.C.	248,822	192,513
	DCC P.L.C.	318,216	7,930,502
	Donegal Creameries P.L.C.	26,085	239,454
*	Dragon Oil P.L.C.	1,481,861	13,281,231

	FBD Holdings P.L.C.	130,021	3,469,310
	Fyffes P.L.C.	1,051,012	1,004,675
	Glanbia P.L.C.	788,830	5,982,602
	Greencore Group P.L.C.	618,747	1,938,727
*	Horizon Technology Group P.L.C.	236,352	430,599
	IAWS Group P.L.C.	361,987	9,035,075
	IFG Group P.L.C.	205,432	578,473
	Independent News & Media P.L.C.	1,051,795	2,573,067
*	IONA Technologies P.L.C.	100,946	388,694
	Irish Continental Group P.L.C.	93,833	2,648,996
* #	Kenmare Resources P.L.C.	2,265,253	1,955,881
	Kingspan Group P.L.C.	362,142	3,494,787
*	Lantor	34,575	—
	McInerney Holdings P.L.C.	657,135	567,255
	Paddy Power P.L.C.	185,965	5,842,247
*	Providence Resources P.L.C.	6,258,198	1,057,238
	Readymix P.L.C.	323,262	507,312
	Total Produce P.L.C.	897,420	768,413
	United Drug P.L.C.	813,952	4,525,204
*	Waterford Wedgwood P.L.C.	7,869,750	101,502
TOTAL COMMON STOCKS			71,683,583

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			71,683,583

ITALY — (6.9%)
COMMON STOCKS — (6.9%)
*	A.S. Roma SpA	293,436	367,836
	ACEA SpA	183,885	3,487,386
#	Acegas-APS SpA	114,287	960,165
#	Actelios SpA	343,329	3,669,805
* #	Aedes SpA	324,161	550,201
#	Aeroporto de Firenze SpA	17,918	464,340
#	Amplifon SpA	521,701	1,420,945
*	Ansaldo STS SpA	4,230	63,462
#	Astaldi SpA	222,877	1,832,242
*	Autogrill SpA, Novara	238,166	2,847,673
#	Azimut Holding SpA	437,146	3,822,224
#	Banca Finnat Euramerica SpA	706,431	812,906
	Banca Generali SpA	21,809	164,499
	Banca Ifis SpA	54,527	781,882
#	Banca Intermobiliare SpA	319,984	2,389,325
*	Banca Italease SpA	250,936	2,385,048
#	Banca Piccolo Credito Valtellinese Scarl SpA	493,274	5,170,381
#	Banca Popolare dell’Etruria e del Lazio Scrl	392,484	4,052,695
#	Banca Profilo SpA	253,156	436,619

	Banco di Desio e della Brianza SpA	293,962	2,815,189
#	Beghelli SpA	427,981	462,767
	Benetton Group SpA	215,540	2,509,827
#	Beni Stabili SpA, Roma	1,309,500	1,295,327
	Biesse SpA	55,616	949,292
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	592,290
	Brembo SpA	145,288	1,503,054
#	Bulgari SpA	407,043	4,091,896
	C.I.R. SpA - Compagnie Industriali Riunite	1,475,764	4,056,999
	Caltagirone Editore SpA	173,503	985,974
	Caltagirone SpA	255,879	1,904,925
	Cam Finanziaria SpA	36,527	41,982
	Carraro SpA	85,800	616,271
#	Cembre SpA	40,330	335,189
	Cementir SpA	262,430	1,758,835
*	Ciccolella SpA	30,000	56,327
*	Cirio Finanziaria SpA	175,000	—
	Class Editore SpA	165,655	247,827
	Credito Artigiano SpA	371,969	1,463,115
	Credito Bergamasco SpA	137,120	5,213,635
#	Credito Emiliano SpA	234,927	2,057,827
	CSP International Fashion Group SpA	87,961	157,143
	Danieli & Co. SpA	97,048	3,605,630
	Davide Campari - Milano SpA	470,657	3,919,303
	De Longhi SpA	314,782	1,445,818
* #	Digital Multimedia Technologies SpA	25,000	739,168
	Emak SpA	57,399	405,575
* #	EnerTad SpA	95,849	375,830
#	ERG SpA	195,275	4,657,685
	Ergo Previdenza SpA	128,343	752,001
#	Esprinet SpA	81,154	510,200
* #	Fiera Milano SpA	37,863	367,720
*	Fin.Part SpA	133,481	—
	Gefran SpA	31,849	219,625
* #	Gemina SpA	1,222,209	1,482,916
#	Geox SpA	107,961	1,094,350
#	Gewiss SpA	249,008	1,415,227
	Granitifiandre SpA	82,117	907,580
* #	Greenergycapital SpA	4,794	4,714
	Gruppo Ceramiche Ricchetti SpA	127,131	314,616
*	Gruppo Coin SpA	77,286	385,784
#	Gruppo Editoriale L’Espresso SpA	808,634	1,972,508
* #	Guala Closures SpA	100,675	669,089
	Hera SpA	844,353	3,434,380
	I Grandi Viaggi SpA	98,547	185,445
	Immsi SpA	717,616	800,959
* #	Impregilo SpA	1,215,577	5,377,585
#	Indesit Co. SpA	204,479	2,271,376
	Industria Macchine Automatique SpA	72,957	1,609,482

	Industria Romagnola Conduttori Elettrici SpA	43,452	167,401
	Intek SpA	661,259	563,132
	Interpump Group SpA	248,737	2,326,159
	Iride SpA	1,538,279	4,706,089
* #	Isagro SpA	16,993	112,783
	Italmobiliare SpA	24,194	1,900,454
* #	Juventus Football Club SpA	403,804	584,515
	KME Group SpA	479,430	684,475
	Marazzi Group SpA	56,765	636,050
	Mariella Burani SpA	58,212	1,408,949
	Marr SpA	131,000	1,344,966
#	Mediolanum SpA	121,382	502,641
	Meliorbanca SpA	249,443	1,229,144
	Milano Assicurazioni SpA	654,112	3,360,846
	Mirato SpA	36,779	460,752
#	Mondadori (Arnoldo) Editore SpA	372,799	2,189,989
*	Monrif SpA	315,834	265,962
*	Montefibre SpA	260,521	159,712
	Navigazione Montanari SpA	263,594	1,070,807
*	NGP SpA	17,891	9,859
*	Nice SpA	14,229	62,877
*	Opengate Group SpA	4,000	12,029
*	Pagnossin SpA	9,000	—
	PanariaGroup Industrie Ceramiche SpA	42,000	211,738
	Permasteelisa SpA	67,249	1,377,409
* #	Piaggio & C SpA	364,180	712,917
* #	Pininfarina SpA	31,285	292,708
	Pirelli & C.Real Estate SpA	41,706	811,129
* #	Poligrafici Editoriale SpA	257,869	214,489
	Premafin Finanziaria SpA	1,099,328	2,138,641
	Premuda SpA	335,331	748,510
*	RDM Realty SpA	5,771	24,606
	Recordati SpA	402,035	3,123,205
*	Reno de Medici SpA	683,435	317,162
*	Richard-Ginori 1735 SpA	140,800	91,334
* #	Risanamento Napoli SpA	372,485	495,651
	Sabaf SpA	23,325	666,157
	SAES Getters SpA	30,068	705,632
	Safilo Group SpA	518,810	1,144,847
#	SAVE SpA	97,954	1,503,892
*	Schiapparelli 1824 SpA	1,322,152	83,619
	Smurfit Sisa SpA	69,977	237,704
*	Snia SpA	334,003	210,022
* #	Societa Partecipazioni Finanziarie SpA	959,063	568,378
#	Societe Cattolica di Assicurazoni Scrl SpA	163,286	7,168,350
* #	Socotherm SpA	66,740	420,596
	Sogefi SpA	324,310	1,492,743
	Sol SpA	194,092	1,307,594
*	Sorin SpA	1,111,854	1,397,397

* #	Stefanel SpA	96,348	79,191
*	Tecnodiffusione Italia SpA	3,332	10,492
* #	Telecom Italia Media SpA	6,317,650	963,850
* #	Tiscali SpA	1,176,229	3,741,008
#	Tod’s SpA	51,986	2,848,903
	Trevi Finanziaria SpA	125,441	3,200,576
*	Viaggi del Ventaglio SpA	173,948	95,020
	Vianini Industria SpA	59,070	279,001
	Vianini Lavori SpA	180,752	2,817,028
*	Vincenzo Zucchi SpA	144,350	628,761
	Vittoria Assicurazioni SpA	62,484	1,101,178
TOTAL COMMON STOCKS			174,710,920

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 06/13/08	178,760	22,797
*	Negri Bossi SpA Warrants 06/30/10	38,000	10,871
*	Stefanel SpA Rights 07/11/08	96,348	19,720
TOTAL RIGHTS/WARRANTS			53,388

TOTAL — ITALY			174,764,308

NETHERLANDS — (5.5%)
COMMON STOCKS — (5.5%)
#	Aalberts Industries NV	365,614	6,857,355
#	Accell Group NV	34,374	1,176,758
*	AFC Ajax NV	18,134	211,307
	Amsterdam Commodities NV	60,689	403,756
#	Arcadis NV	186,219	4,199,878
#	ASM International NV	202,031	6,079,056
*	Atag Group NV	4,630	2,114
	Batenburg Beheer NV	10,306	448,290
* #	BE Semiconductor Industries NV	142,819	713,724
#	Beter Bed Holding NV	69,403	1,156,351
	Boskalis Westminster CVA	137,027	7,285,791
	Brunel International NV	65,086	1,450,296
#	Corporate Express NV	441,331	6,362,813
	Crown Van Gelder NV	18,307	311,080
* #	Crucell NV	237,868	3,798,933
*	Crucell NV ADR	45,768	731,373
	DOCdata NV	22,463	206,827
#	Draka Holding NV	48,947	1,307,433
	Eriks Group NV	43,983	2,876,112
	Exact Holding NV	97,790	2,917,432
	Fornix Biosciences NV	29,890	545,340
	Gamma Holding NV	21,255	1,189,073
	Grontmij NV	78,112	3,282,167
#	Heijmans NV	91,720	2,209,136
	ICT Automatisering NV	35,281	367,869
	Imtech NV	256,265	5,993,834

#	Innoconcepts NV	78,009	1,095,694
#	Jetix Europe NV	133,537	3,376,855
	Kas Bank NV	49,050	2,067,878
	Kendrion NV	41,018	993,643
	Koninklijke Bam Groep NV	428,118	7,513,080
	Koninklijke Ten Cate NV	98,255	3,495,993
	Koninklijke Vopak NV	73,543	4,968,867
*	Laurus NV	262,779	1,275,829
#	Macintosh Retail Group NV	99,784	2,177,632
*	Maverix Capital NV	1,500	—
	Nederlandsche Apparatenfabriek NV	29,670	1,122,547
	Nutreco Holding NV	143,491	9,650,459
#	Oce NV	347,053	4,266,733
	OPG Groep NV	214,534	4,581,763
	Ordina NV	155,263	2,079,727
* #	Pharming Group NV	285,229	379,290
*	Punch Graphix NV	12,412	81,145
* #	Qurius NV	351,539	319,374
	Randstad Holdings NV	59,303	2,063,894
	Royal Reesink NV	2,050	309,246
*	RSDB NV	12,436	724,056
*	Samas NV	114,215	485,028
	Sligro Food Group NV	154,740	6,180,737
	Smit Internationale NV	45,380	4,415,993
	Stern Groep NV	1,258	56,122
*	Tele Atlas NV	2,071	94,862
#	Telegraaf Media Groep NV	173,335	5,667,698
*	Textielgroep Twenthe NV	1,000	3,936
	TKH Group NV	101,120	2,220,855
*	Tulip Computers NV	47,757	295,089
	Unit 4 Agresso NV	76,624	1,910,962
	USG People NV	192,665	3,484,007
* #	Van der Moolen Holding NV	117,201	632,408
TOTAL COMMON STOCKS			140,075,500

RIGHTS/WARRANTS — (0.0%)
*	Accell Group NV Coupons	34,374	—

TOTAL — NETHERLANDS			140,075,500

NORWAY — (3.3%)
COMMON STOCKS — (3.3%)
#	Acta Holding ASA	584,100	664,730
* #	Aker Yards ASA	359,443	4,792,430
#	Aktiv Kapital ASA	78,617	1,230,015
#	Arendals Fosse Kompani ASA	100	39,222
	Austevoll Seafood ASA	12,352	79,956
* #	Awilco Offshore ASA	248,151	3,589,401

* #	Birdstep Technology ASA	111,000	156,788
* #	Blom ASA	80,567	675,781
	Bonheur ASA	67,400	3,570,519
* #	BW Gas ASA	83,929	740,834
*	BW Offshore, Ltd.	33,300	104,401
#	Camillo Eitze & Co. ASA	58,200	713,117
	Cermaq ASA	205,600	2,448,831
* #	Det Norske Oljeselskap ASA	3,140,200	6,539,686
	DOF ASA	116,706	1,286,952
	EDB Business Partner ASA	153,154	870,210
*	Eitzen Chemical ASA	68	264
#	Ekornes ASA	115,190	1,695,948
*	Electromagnetic GeoServices AS	9,000	68,111
* #	Eltek ASA	147,239	882,197
*	Ementor ASA	191,091	1,276,034
	Farstad Shipping ASA	64,740	1,682,303
	Ganger Rolf ASA	54,353	2,383,175
*	Gregoire ASA	25,808	6,841
	Havila Shipping ASA	22,400	366,964
* #	Ignis ASA	37,372	31,460
* #	IOT Holdings ASA	75,603	26,867
	Itera Consulting Group ASA	168,000	131,770
*	Kongsberg Automotive ASA	145,800	566,009
	Kongsberg Gruppen ASA	49,500	3,738,560
*	Kverneland Group ASA	258,080	683,410
#	Leroy Seafood Group ASA	94,600	1,796,322
* #	Marine Harvest	1,735,400	1,271,122
*	Nordic Semiconductor ASA	51,200	275,808
* #	Norse Energy Corp. ASA	1,120,920	1,518,790
* #	Norwegian Air Shuttle ASA	31,600	323,658
	Odfjell ASA Series A	94,900	1,312,324
*	ODIM ASA	25,117	418,395
#	Olav Thon Eiendomsselskap ASA	13,360	2,015,866
* #	PCI Biotech AS	3,356	6,622
* #	Petrolia Drilling ASA	1,600,000	752,888
* #	Photocure ASA	33,562	210,377
* #	Q-Free ASA	85,000	166,519
*	Revus Energy ASA	58,849	1,001,706
	Rieber and Son ASA Series A	109,654	961,439
* #	Roxar ASA	111,454	124,444
	Scana Industrier ASA	294,078	754,835
*	Sevan Marine ASA	414,800	5,161,723
* #	Software Innovation ASA	51,795	95,104
	Solstad Offshore ASA	59,900	1,404,314
* #	Songa Offshore ASA	140,302	2,263,317
	SpareBank 1 SMN	150,192	1,472,340
*	Synnove Finden ASA	27,317	106,574
#	Tandberg ASA Series A	271,010	4,427,750
*	Tandberg Data ASA	1,222	361

* #	TGS Nopec Geophysical Co. ASA	425,549	5,905,695
	Tomra Systems ASA	604,728	4,006,793
	TTS Marine ASA	41,000	630,695
	Veidekke ASA	319,230	2,283,941
	Wilh. Wilhelmsen ASA	63,300	2,074,548

TOTAL — NORWAY			83,787,056

PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
#	Altri SGPS SA	52,390	180,501
	Banco BPI SA	220,141	908,294
	Corticeira Amorim	230,410	470,675
	Finibanco Holdings SGPS SA	197,573	1,207,461
	Ibersol SGPS SA	20,401	201,345
* #	Impresa Sociedade Gestora de Participacoes SA	380,332	1,043,731
* #	Investimentos Participacoes e Gestao SA	319,480	330,253
	Jeronimo Martins SGPS SA	753,805	5,464,861
#	Mota-Engil SGPS SA	351,723	2,247,800
* #	Novabase SGPS	67,691	446,605
* #	ParaRede SGPS SA	545,591	119,935
#	Portucel-Empresa Produtora de Pasta de Papel SA	851,940	2,711,160
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,961	2,487,981
#	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	1,096,945
	Sociedade de Investimento e Gestao SGPS SA	265,882	3,311,461
#	Sonae Industria SGPS SA	280,469	1,138,931
* #	Sonaecom SGPS SA	583,911	1,939,816
*	Sporting Sociedade Desportiva de Futebol	10,459	26,003
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	224,349
#	Teixeira Duarte Engenharia e Construcoes SA	756,680	1,063,441
	Toyota Caetano Portugal SA	54,900	769,295
TOTAL COMMON STOCKS			27,390,843

RIGHTS/WARRANTS — (0.0%)
*	Altri SGPS SA Rights 07/07/08	25,000	13,776

TOTAL — PORTUGAL			27,404,619

SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
#	Abengoa SA	138,172	4,305,476
#	Adolfo Dominguez SA	20,351	460,413
#	Amper SA	90,745	1,333,142
#	Antena 3 de Television SA	247,218	2,015,328
* #	Avanzit SA	571,836	1,911,507
* #	Azkoyen SA	67,174	578,408
#	Banco de Andalucia SA	9,800	861,654
	Banco de Credito Balear SA	35,424	871,663

#	Banco Guipuzcoano SA	339,841	5,065,548
#	Banco Pastor SA	174,262	2,461,831
*	Baron de Ley SA	14,325	1,113,619
*	Bolsas y Mercados Espanoles	52,912	1,958,156
* #	Campofrio Alimentacion SA	96,667	1,306,063
#	Cementos Portland Valderrivas SA	29,396	2,224,243
	Compania Vinicola del Norte de Espana SA	16,600	455,156
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	3,280,184
* #	Corporacion Dermoestetica	65,100	438,370
* #	Dogi International Fabrics SA	111,418	138,064
#	Duro Felguera SA	177,786	1,729,176
#	Ebro Puleva SA	301,660	5,751,027
#	Electnor SA	102,087	4,830,763
* #	Ercros SA	2,328,584	766,767
* #	Espanola del Zinc SA	29,250	91,174
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	426,078	4,063,512
*	Faes Farma SA	42,922	395,336
* #	General de Alquiler de Maquinaria	32,241	734,972
	Grupo Catalana Occidente SA	162,015	4,563,669
#	Grupo Empresarial Ence SA	368,840	2,878,322
#	Iberia Lineas Aereas de Espana SA	1,381,661	3,289,488
	Iberpapel Gestion SA	26,621	590,698
#	Inbesos SA	12,494	98,258
#	Indra Sistemas SA	47,420	1,229,383
	Inmobiliaria del Sur SA	2,764	234,127
#	La Seda de Barcelona SA	1,981,134	3,473,140
#	Mecalux SA	61,329	1,922,886
#	Miquel y Costas & Miquel SA	26,111	476,420
#	Natra SA	88,094	1,024,887
* #	Natraceutical SA	746,798	785,673
* #	NH Hoteles SA	260,195	3,617,415
*	Nicolas Correa SA	26,994	259,040
	Obrascon Huarte Lain SA	133,899	4,537,549
* #	Papeles y Cartones de Europa SA	199,144	1,418,618
	Pescanova SA	26,443	1,250,274
#	Prim SA	32,582	564,437
*	Prim SA Issue 08	3,258	57,349
#	Promotora de Informaciones SA	312,559	3,331,951
	Prosegur Cia de Seguridad SA	90,189	3,902,760
#	Service Point Solutions SA	474,916	1,632,663
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	589,470
#	Sol Melia SA	212,854	2,291,423
#	SOS Cuetara SA	356,909	8,141,324
* #	Tavex Algodonera SA	244,131	552,771
* #	Tecnocom Telecomunicaciones y Energia SA	124,371	741,708
#	Tubacex SA	439,949	5,276,214
	Tubos Reunidos SA	430,203	2,622,392
#	Unipapel SA	48,800	1,098,183

* #	Urbas Guadahermosa SA	267,319	126,033
* #	Vertice Trescientos Sesenta Grados SA	57,183	110,956
#	Vidrala SA	66,637	2,217,529
#	Viscofan SA	188,908	4,040,863
#	Vocento SA	196,847	2,437,657
* #	Zeltia SA, Madrid	573,453	4,082,854
TOTAL COMMON STOCKS			124,609,936

RIGHTS/WARRANTS — (0.0%)
*	Prim SA Rights 05/08/08	32,582	56,429

TOTAL — SPAIN			124,666,365

SWEDEN — (3.9%)
COMMON STOCKS — (3.9%)
#	Aarhuskarlshamn AB	42,416	1,155,189
#	Acando AB	160,086	356,039
* #	Active Biotech AB	83,850	554,287
	Addtech AB Series B	60,700	1,325,344
	AF AB Series B	48,500	1,373,740
* #	Anoto Group AB	261,833	203,928
	Aros Quality Group AB	41,400	218,832
*	Artimplant AB Series B	30,000	13,411
	Atrium Ljungberg AB Series B	15,200	196,379
	Axfood AB	92,000	3,034,261
#	Axis Communications AB	180,094	2,219,835
	B&B Tools AB	76,200	1,776,378
*	BE Group AB	23,600	224,787
	Beiger Electronics AB	14,700	356,436
	Beijer Alma AB	58,800	715,545
	Bilia AB Series A	116,725	838,366
#	Billerud AB	168,100	1,277,450
*	BioGaia AB Series B	38,000	235,420
*	Biotage AB	141,240	201,775
*	Biovitrum AB	3,390	34,487
	Bong Ljungdahl AB	24,800	149,403
*	Brostrom AB Series B	66,591	472,908
	Cantena AB	58,362	966,179
	Cardo AB	63,000	1,522,355
*	Carl Lamm Holding AB	37,732	237,456
	Castellum AB	420,800	3,992,599
#	Clas Ohlson AB Series B	102,500	1,397,924
	Cloetta AB Series B	28,800	1,144,890
	Concordia Maritime AB Series B	70,300	245,363
	Consilium AB Series B	16,994	145,986
#	D. Carnegie & Co. AB	186,300	2,477,022
#	Elekta AB Series B	311,300	5,966,161
*	Enea Data AB Series B	55,600	344,303

#	Eniro AB	426,756	1,540,149
	Fabege AB	403,000	2,677,467
	Fagerhult AB	16,800	424,357
	G & L Beijer AB Series B	28,200	755,255
	Geveko AB	10,800	141,314
#	Gunnebo AB	106,800	583,460
	Gunnebo Industrier AB	10,000	177,617
	Hakon Invest AB	9,999	170,311
	Haldex AB	74,500	1,117,204
	Heba Fastighets AB Series B	43,500	376,965
*	Hexpol AB	8,172	68,185
*	HIQ International AB	126,689	552,035
	HL Display AB Series B	57,600	386,606
	Hoganas AB Series B	88,300	1,437,605
#	Holmen AB Series B	18,200	532,104
*	Home Capital AB	25,400	267,815
#	Home Properties AB	25,400	384,230
* #	IBS AB Series B	195,200	340,054
	Industrial & Financial Systems AB Series B	48,760	466,561
	Intrum Justitia AB	165,100	2,992,975
	JM AB	275,373	3,550,116
*	KappAhl Holding AB	72,459	492,481
	Klovern AB	303,476	938,971
	Kungsleden AB	424,500	3,131,048
	Lagercrantz Group AB Series B	64,300	338,332
	Lammhults Design Group AG	19,547	173,332
*	LBI International AB	107,651	360,659
#	Lennart Wallenstam Byggnads AB Series B	123,900	2,146,461
*	Lindab International AB	15,461	301,683
*	Lundin Petroleum AB	40,420	594,789
#	Meda AB Series A	105,190	1,368,309
*	Medivir Series B	44,650	412,536
*	Mekonomen AB	11,450	185,055
*	Micronic Laser Systems AB	105,400	422,281
*	Midelfart Sonesson AB Series B	4,160	6,142
#	Munters AB	187,200	1,766,259
	NCC AB Series B	222,720	3,332,142
*	Net Insight AB Series B	924,000	792,326
	New Wave Group AB Series B	107,400	670,752
#	NIBE Industrier AB	185,200	1,345,386
#	Nobia AB	433,500	2,094,673
	Nolato AB Series B	66,440	577,536
	OEM International AB Series B	44,400	289,839
#	ORC Software AB	36,300	635,370
*	Pa Resources AB	365,779	4,681,264
*	Partnertech AB	28,800	166,768
	Peab AB Series B	250,400	1,706,652
	Peab Industri AB	125,200	1,150,309
	Poolia AB Series B	36,150	165,034

*	Pricer AB Series B	1,711,500	139,353
	Proact It Group AB	29,000	181,677
* #	Proffice AB	215,400	485,778
	Profilgruppen AB	16,300	162,924
#	Q-Med AB	159,200	840,972
#	RaySearch Laboratories AB	38,100	148,307
* #	Readsoft AB Series B	48,800	99,704
	Rederi AB Transatlantic Series B	95,600	646,221
#	rnb Retail and Brands AB	130,200	338,325
* #	Rottneros Bruk AB	425,600	105,362
*	Scribona AB Series B	226,140	224,346
*	Semcon AB	39,900	387,428
	Sigma AB Series B	25,800	21,751
*	Sintercast AB	11,800	239,690
	Skanditek Industrifoervaltnings AB	156,975	544,011
	Skistar AB	94,800	1,349,048
	Studsvik AB	21,900	413,006
	SWECO AB Series B	184,900	1,616,575
* #	Teleca AB Series B	157,200	148,059
	Ticket Travel Group AB	27,152	45,305
*	TradeDoubler AB	26,400	445,278
#	Trelleborg AB Series B	301,555	4,524,970
	Uniflex AB Series B	3,630	57,660
	VBG AB Series B	1,084	17,567
*	Vitrolife AB	41,500	170,407
*	Wedins Skor & Accessoarer AB	113,400	39,354
	Wihlborgs Fastigheter AB	65,658	1,176,459
TOTAL COMMON STOCKS			99,132,749

RIGHTS/WARRANTS — (0.0%)
*	IBS AB Series B Rights 06/27/08	150,000	249

TOTAL — SWEDEN			99,132,998

SWITZERLAND — (10.4%)
COMMON STOCKS — (10.3%)
#	A. Hiestad Holding AG	1,426	2,455,592
*	Actelion, Ltd.	38,594	2,058,740
	AFG Arbonia-Forster Holding AG	4,799	1,263,957
	Allreal Holding AG	32,721	4,178,440
#	Also Holding AG	16,678	897,991
*	Ascom Holding AG	92,504	899,743
	Bachem Holdings AG	26,438	2,352,566
	Bank Coop AG	31,715	2,482,651
	Bank Sarasin & Cie Series B	177,800	7,979,153
	Banque Cantonale de Geneve	4,141	1,014,348
	Banque Cantonale du Jura	4,500	279,587
	Banque Cantonale Vaudoise	9,267	3,064,090

	Banque Privee Edmond de Rothschild SA	161	5,971,304
	Barry Callebaut AG	5,017	3,253,904
	Basellandschaftliche Kantonalbank	600	569,557
*	Basilea Pharmaceutica AG	2,629	426,963
	Basler Kantonalbank	5,250	596,004
	Belimo Holdings AG	1,884	1,945,097
	Bellevue Group AG	27,315	1,466,709
	Berner Kantonalbank	25,110	5,834,589
#	Bobst Group AG	36,682	2,935,196
	Bossard Holding AG	8,467	696,345
	Bucher Industries AG	33,489	8,794,939
	Calida Holding AG	396	193,718
*	Card Guard AG	32,013	255,696
	Carlo Gavazzi Holding AG	1,065	190,296
	Charles Voegele Holding AG	29,471	2,299,358
	Clariant AG	779,419	7,880,314
	Compagnie Financiere Tradition	5,202	842,619
	Conzzeta AG	1,415	3,404,075
*	Daetwyler Holding AG	34,800	2,508,216
	Dufry Group	6,429	588,937
	Edipresse SA	1,572	628,882
	Eichhof Holding AG	458	905,643
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	4,556,787
	ELMA Electronic AG	472	279,614
	Emmi AG	13,638	1,766,381
	Ems-Chemie Holding AG	27,759	3,836,224
	Energiedienst Holding AG	82,650	5,176,784
	Feintol International Holding AG	1,601	529,030
	Flughafen Zuerich AG	13,445	4,884,294
#	Forbo Holding AG	5,990	2,638,511
	Fuchs Petrolub AG	19,809	1,965,290
	Galenica Holding AG	15,736	5,526,641
	George Fisher AG	11,318	4,628,969
	Gurit Holding AG	1,326	1,241,596
	Helvetia Holding AG	12,833	4,983,446
	Hexagon AB	81,720	1,438,938
	Implenia AG	49,554	1,640,087
	Industrieholding Cham AG	1,704	667,414
	Interroll-Holding SA	2,475	1,209,186
	Intershop Holding AG	3,444	1,061,553
	Jelmoli Holding AG (4382641)	1,521	3,921,160
#	Jelmoli Holding AG (4382652)	2,835	1,553,478
#	Kaba Holding AG	10,381	3,155,678
*	Kardex AG	17,985	1,053,520
	Komax Holding AG	9,005	1,200,597
#	Kudelski SA	106,944	1,315,276
	Kuoni Reisen Holding AG	13,594	6,517,266
	Lem Holdings SA	3,651	1,142,392
	Lonza Group AG	77,056	10,648,991

	Luzerner Kantonalbank AG	18,593	4,818,841
	Medisize Holding AG	13,260	1,061,075
	Metraux Services Holdings SA	1,853	311,798
*	Micronas Semiconductor Holding AG	78,808	554,046
*	Mikron Holding AG	43,452	467,243
	Mobilezone Holding AG	115,610	791,143
	Orell Fuessli Holding AG	5,076	983,348
*	Parco Industriale e Immobiliare SA	600	2,056
	Phoenix Mecano AG	3,041	1,422,002
	PSP Swiss Property AG	145,325	8,622,426
	PubliGroupe SA	6,325	1,605,987
	Rieters Holdings AG	15,690	5,094,974
	Romande Energie Holding SA	2,839	6,909,839
* #	Schaffner Holding AG	1,830	431,398
#	Schulthess Group AG	14,570	848,403
	Schweiter Technology AG	4,193	1,696,816
	Schweizerhall Holding AG	8,648	1,858,913
	Schweizerische National Versicherungs Gesellschaft	1,881	1,369,524
	SIA Abrasives Holding AG	2,381	930,955
	Siegfried Holding AG	8,560	1,315,122
*	Sihl	150	441
	Sika AG	2,963	4,643,481
	Societa Elettrica Sopracenerina SA	2,409	689,606
	Societe Generale d’Affichage	5,872	1,206,846
	St. Galler Kantonalbank	9,217	4,156,210
	Sulzer AG	65,525	8,278,343
	Swiss Prime Site AG	79,934	4,656,269
*	Swisslog Holding AG	798,972	840,888
*	Swissmetal Holding AG	17,585	361,543
	Swissquote Group Holding SA	41,220	1,826,421
*	Tamedia AG	15,322	2,099,214
	Tecan Group AG	40,139	2,674,978
* #	Temenos Group AG	152,630	4,696,606
	Tornos SA	38,028	426,558
	Valartis Group AG	10,374	587,622
	Valiant Holding AG	59,231	11,301,316
	Valora Holding AG	12,004	3,186,726
	Vaudoise Assurances Holdings SA	3,233	605,177
	Villars Holding SA	150	78,777
	Vontobel Holdings AG	97,572	3,314,673
*	VZ Holding AG	266	20,270
	Walliser Kantonalbank	1,457	681,548
	WMH Walter Meier Holding AG	4,878	876,410
*	Ypsomed Holdings AG	2,419	223,288
	Zehnder Holding AG	786	1,040,904
	Zueblin Immobilien Holding AG	78,908	673,824
	Zuger Kantonalbank	630	2,199,064
TOTAL COMMON STOCKS			262,097,234

PREFERRED STOCKS — (0.1%)
Fuchs Petrolub AG	19,809	1,790,342

RIGHTS/WARRANTS — (0.0%)
* Bobst Group AG Redemption Rights 06/25/08	36,682	179,541

TOTAL — SWITZERLAND		264,067,117

	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (20.1%)
@ DFA Short Term Investment Fund LP	$138,028	138,027,865
@ Repurchase Agreement, Barclays Capital, Inc. 2.70%, 07/01/08 (Collateralized by $102,501,000 FHLMC 4.230%, 05/07/13, valued at $102,883,072) to be repurchased at $100,873,173	100,866	100,865,608
@ Repurchase Agreement, Deutsche Bank Securities 2.70%, 07/01/08 (Collateralized by $30,439,454 FHLMC 5.500%, 08/01/35 & 6.500%, 07/01/36 & FNMA, rates ranging from 4.352%(r) to 6.000%, maturities ranging from 11/01/35 to 04/01/38, valued at $277,776,175) to be repurchased at $272,350,008	272,330	272,329,583
TOTAL SECURITIES LENDING COLLATERAL		511,223,056

TOTAL INVESTMENTS - (100.0%)
(Cost $2,065,125,440)		$2,542,911,668

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

		Shares	Value††

COMMON STOCKS — (82.6%)
Consumer Discretionary — (6.6%)
*	AlarmForce Industries, Inc.	700	$3,968
	Astral Media, Inc. Class A	151,047	4,744,567
*	Azure Dynamics Corp.	339,950	70,010
* #	Ballard Power Systems, Inc.	330,452	1,280,068
	BMTC Group, Inc.	33,400	584,344
* #	CanWest Global Communications Corp.	132,500	357,336
*	Coastal Contacts, Inc.	146,900	132,537
	Cogeco Cable, Inc.	50,556	1,834,434
#	Corus Entertainment, Inc. Class B	214,300	3,822,808
#	Dorel Industries, Inc. Class B	83,800	2,403,795
	easyhome, Ltd.	3,600	60,018
	Forzani Group, Ltd. Class A	112,900	1,644,175
*	Glacier Ventures International Corp.	93,600	355,234
	Glentel, Inc.	14,700	138,394
*	Great Canadian Gaming Corp.	214,300	1,908,251
* #	Insta-Rent, Inc.	36,500	6,085
	Le Chateau, Inc.	66,300	820,541
	Leon’s Furniture, Ltd.	111,377	1,320,533
	Linamar Corp.	148,180	1,816,466
*	Mad Catz Interactive, Inc.	70,200	37,864
*	Martinrea International, Inc.	211,578	1,261,542
*	MDC Partners, Inc. Class A	73,100	522,604
*	MEGA Brands, Inc.	156,300	623,851
#	Reitmans Canada, Ltd.	174,500	2,572,065
* #	RONA, Inc.	341,585	4,113,625
#	Torstar Corp. Class B	156,600	1,882,824
	TVA Group, Inc. Class B	7,000	99,951
	Uni-Select, Inc.	49,700	1,201,437
	Wescast Industries, Inc.	9,900	65,631
*	West 49, Inc.	45,700	24,201
*	Westport Innovations, Inc.	271,537	1,323,467
Total Consumer Discretionary			37,032,626

Consumer Staples — (2.9%)
	Canada Bread Co., Ltd.	12,200	861,430
*	CoolBrands International, Inc.	38,200	31,093
	Corby Distilleries, Ltd.	38,308	668,709
* #	Cott Corp.	378,700	1,203,283
	Empire Co., Ltd. Class A	5,700	244,837
	Jean Coutu Group PJC, Inc. Class A	236,500	1,908,792

	Maple Leaf Foods, Inc.	194,700	2,086,958
#	Rothmans, Inc.	189,100	5,025,606
*	Saskatchewan Wheat Pool, Inc.	289,900	3,980,190
* #	SunOpta, Inc.	117,600	611,239
	Sun-Rype Products, Ltd.	100	944
Total Consumer Staples			16,623,081

Energy — (22.4%)
* #	Accrete Energy, Inc.	45,100	262,718
	Akita Drilling, Ltd.	36,500	526,542
*	Alberta Clipper Energy, Inc.	163,200	545,761
*	Anderson Energy, Ltd.	248,933	1,310,945
* #	Antrim Energy, Inc.	368,500	1,210,626
*	Arawak Energy, Ltd.	211,200	503,301
*	Arsenal Energy, Inc.	38,100	30,265
* #	Aurora Energy Resources, Inc.	156,500	650,740
* #	Bankers Petroleum, Ltd.	1,351,100	2,398,246
	Baytex Energy Trust	15,570	531,224
*	Berens Energy, Ltd.	208,200	240,930
*	Birch Mountain Resources, Ltd.	21,051	9,393
* #	Birchcliff Energy, Ltd.	310,900	4,695,361
* #	Bow Valley Energy, Ltd.	220,400	1,344,403
*	Breaker Energy, Ltd.	104,100	1,281,215
*	Cadence Energy, Inc.	178,900	978,976
	Calfrac Well Services, Ltd.	60,964	1,920,931
*	Calvalley Petroleum, Inc.	287,939	1,205,746
*	Canadian Superior Energy, Inc.	336,656	1,551,714
*	Candax Energy, Inc.	445,000	471,315
*	Canyon Services Group, Inc.	19,000	75,463
*	Caspian Energy, Inc.	37,500	14,894
*	CE Franklin, Ltd.	16,200	160,856
*	Celtic Exploration, Ltd.	91,800	1,779,823
	CHC Helicopter Corp. Class A	34,100	1,049,720
*	Cinch Energy Corp.	147,000	245,072
*	Coalcorp Mining, Inc.	237,071	413,834
*	Comaplex Minerals Corp.	47,000	255,811
*	Compton Petroleum Corp.	263,500	3,346,401
* #	Connacher Oil & Gas, Ltd.	608,400	2,565,578
*	Corridor Resources, Inc.	200,880	1,717,832
*	Crew Energy, Inc.	155,000	2,807,541
*	Delphi Energy Corp.	196,400	593,225
* #	Denison Mines Corp.	559,931	4,892,601
*	Duvernay Oil Corp.	92,800	5,665,196
* #	Ember Resources, Inc.	42,600	78,959
*	Endev Energy, Inc.	45,600	62,159
	Ensign Energy Services, Inc.	216,000	4,706,796
*	Fairborne Energy, Ltd.	179,800	2,302,822
* #	First Calgary Petroleums, Ltd. Class A	784,000	1,745,298
*	Flint Energy Services, Ltd.	69,400	1,678,341
*	Galleon Energy, Inc. Class A	194,437	3,928,020
*	Gentry Resources, Ltd.	143,800	568,318
*	Great Plains Exploration, Inc.	31,900	29,720
*	Grey Wolf Exploration, Inc.	102,628	245,575

*	Highpine Oil & Gas, Ltd.	171,109	2,241,852
*	Hillsborough Resources, Ltd.	173,600	251,964
*	Iteration Energy, Ltd.	493,700	3,999,178
*	Ivanhoe Energy, Inc.	527,300	1,840,922
*	Mahalo Energy, Ltd.	154,100	400,476
*	Midnight Oil Exploration, Ltd.	44,300	89,495
*	Nuvista Energy, Ltd.	212,521	3,651,435
*	Open Range Energy Corp.	64,600	506,816
* #	Pacific Rubiales Energy Corp.	92,005	1,211,768
*	Paramount Resources, Ltd. Class A	102,400	2,082,746
	Pason Systems, Inc.	167,000	2,702,265
*	Petrolifera Petroleum, Ltd.	100,600	857,325
*	ProEx Energy, Ltd.	116,600	2,628,846
*	Profound Energy, Inc.	107,300	505,090
*	ProspEx Resouces, Ltd.	130,868	444,055
	Pulse Data, Inc.	119,524	352,817
*	Pure Energy Services, Ltd.	20,800	162,981
* #	Questerre Energy Corp.	442,600	1,545,215
*	Rock Energy, Inc.	28,300	121,282
	Savanna Energy Services Corp.	157,813	3,636,957
*	Saxon Energy Services, Inc.	191,400	1,342,071
	ShawCor, Ltd.	156,200	5,514,563
*	Storm Cat Energy Corp.	20,100	22,668
*	Storm Exploration, Inc.	98,100	1,844,245
*	Synenco Energy, Inc.	112,200	989,191
*	Technicoil Corp.	148,700	185,201
* #	Tesco Corp.	87,700	2,705,739
*	Transglobe Energy Corp.	161,700	819,838
#	Trican Well Service, Ltd.	233,271	5,799,176
*	TriStar Oil and Gas, Ltd.	31,267	632,270
*	Turnkey E&P, Inc.	23,600	64,572
*	TUSK Energy Corp.	265,500	757,679
*	UEX Corp.	400,088	1,749,919
*	Uranium One, Inc.	831,900	3,915,975
*	Ur-Energy, Inc.	255,700	581,763
*	UTS Energy Corp.	636,800	3,722,005
*	Verenex Energy, Inc.	80,900	645,804
*	Vero Energy, Inc.	87,700	935,742
*	West Energy, Ltd.	206,500	781,691
*	Xtreme Coil Drilling Corp.	59,300	581,544
	ZCL Composite, Inc.	75,000	622,977
Total Energy			126,048,325

Financials — (4.5%)
#	AGF Management, Ltd. Class B	263,396	5,672,429
#	Canaccord Capital, Inc.	143,200	1,116,446
#	Canadian Western Bank	161,500	3,919,903
	Clairvest Group, Inc.	1,900	28,508
	DundeeWealth, Inc.	51,100	652,970
	EGI Financial Holdings, Inc.	14,350	170,280
	Equitable Group, Inc.	39,400	830,735
	Gluskin Shef & Associates, Inc.	40,100	770,776

	Home Capital Group, Inc.	86,000	3,331,372
	Kingsway Financial Services, Inc.	192,100	1,661,589
#	Laurentian Bank of Canada	70,200	2,887,308
	Northbridge Financial Corp.	67,700	2,158,406
*	Pacific and Western Credit Corp.	9,000	46,249
	Quest Capital Corp.	618,801	1,074,118
	Rentcash, Inc.	41,200	169,293
	Sceptre Invesment Counsel, Ltd.	33,500	262,822
	Western Financial Group, Inc.	147,000	507,443
	Xceed Mortgage Corp.	32,800	37,635
Total Financials			25,298,282

Health Care — (4.0%)
*	Adherex Technologies, Inc.	49,000	10,572
*	AEterna Zentaris, Inc.	28,700	29,553
* #	Angiotech Pharmaceuticals, Inc.	335,700	1,004,104
* #	BioMS Medical Corp.	219,700	693,767
*	Bioniche Life Sciences, Inc.	54,400	37,878
#	Biovail Corp.	448,620	4,368,733
*	Cangene Corp.	122,600	598,753
* #	Cardiome Pharma Corp.	178,500	1,557,958
*	CryoCath Technologies, Inc.	107,400	439,206
*	DiagnoCure, Inc.	53,200	155,995
*	Imaging Dynamics Co., Ltd.	73,200	21,177
*	Isotechnika, Inc.	264,900	189,641
* #	Labopharm, Inc.	228,800	381,446
*	Logibec Group Informatique	1,200	23,548
*	MDS, Inc.	394,908	6,417,207
*	Medicure, Inc.	155,200	6,088
*	Microbix Biosystems, Inc.	27,900	21,068
* #	Neurochem, Inc.	69,700	92,961
*	Novadaq Technologies, Inc.	11,000	22,708
*	Oncolytics Biotech, Inc.	80,200	155,728
*	Oncothyreon, Inc. ADR	9,650	23,450
*	Ondine Biopharma Corp.	60,500	51,025
*	Paladin Labs, Inc.	33,200	358,470
*	Parkbridge Lifestyles Communities, Inc.	36,300	195,793
*	Patheon, Inc.	298,400	1,202,730
* #	ProMetic Life Sciences, Inc.	665,800	248,116
*	QLT, Inc.	146,800	495,236
* #	Resverlogix Corp.	72,400	744,803
*	SemBioSys Genetics, Inc.	17,200	20,241
*	SXC Health Solutions Corp.	83,461	1,150,791
*	Theratechnologies, Inc.	177,700	819,055
* #	TLC Vision Corp.	97,500	98,485
*	Transition Therapeutics, Inc.	61,233	815,479
*	TSO3, Inc.	117,300	81,674
Total Health Care			22,533,439

Industrials — (6.2%)
	Aecon Group, Inc.	135,200	2,137,319
*	Alexco Resource Corp.	90,800	298,303

*	Allen-Vanguard Corp.	418,800	1,047,308
*	ATS Automation Tooling System, Inc.	264,017	1,915,981
*	Avcorp Industries, Inc.	24,100	23,753
	Buhler Industries, Inc.	1,468	8,127
*	Carmanah Technologies Corp.	12,200	13,759
*	Ceramic Protection Corp.	8,700	23,377
#	Clarke, Inc.	89,856	588,642
*	Commercial Solutions, Inc.	2,100	2,471
*	Discovery Air, Inc. Class A	275,600	243,248
	Exco Technologies, Ltd.	9,700	30,440
* #	Garda World Security Corp. Class A	67,600	939,386
*	GLV, Inc.	4,800	65,666
*	Heroux-Devtek, Inc.	69,500	532,309
* #	Hydrogenics Corp.	168,330	303,743
*	Intermap Technologies, Ltd.	113,894	658,992
*	Magellan Aerospace Corp.	35,120	172,552
	Marsulex, Inc.	45,700	582,622
*	Northstar Aerospace, Inc.	6,700	15,441
* #	Quebecor World, Inc.	74,800	12,837
	Richelieu Hardware, Ltd.	44,600	857,272
	Ritchie Brothers Auctioneers, Inc.	118,200	3,191,180
*	Royal Laser Corp.	138,300	93,583
	Russel Metals, Inc.	179,000	5,303,119
*	Stantec, Inc.	131,800	3,385,154
*	The Churchill Corp.	47,213	904,719
	Toromont Industries, Ltd.	181,500	4,857,443
	Transat A.T., Inc. Class A	2,400	48,508
	Transcontinental, Inc. Class A	195,228	3,005,864
* #	Uranium Participation Corp.	209,100	1,999,338
*	Vector Aerospace Corp.	41,200	228,687
*	Vitran Corp., Inc.	20,200	301,108
*	West Timmins Mining, Inc.	269,700	153,404
*	Xantrex Technology, Inc.	78,444	769,285
Total Industrials			34,714,940

Information Technology — (5.9%)
*	20-20 Technologies, Inc.	20,500	102,530
*	Aastra Technologies, Ltd.	53,500	1,160,032
*	Absolute Software Corp.	97,100	998,901
* #	AXIA NetMedia Corp.	143,467	327,820
*	Belzberg Techologies, Inc.	18,500	82,186
	Calian Technologies, Ltd.	5,200	61,194
*	Celestica, Inc.	601,207	5,058,700
*	Certicom Corp.	52,700	89,926
*	COM DEV International, Ltd.	182,200	589,644
	Computer Modelling Group, Ltd.	17,900	329,141
	Constellation Software, Inc.	17,700	483,856
*	Dalsa Corp.	45,300	570,859

* #	Divestco, Inc.	73,700	190,086
	Enghouse Systems, Ltd.	25,950	153,201
#	Evertz Technologies, Ltd.	117,300	2,244,310
*	Exfo Electro-Optical Engineering, Inc.	112,200	497,346
*	Gemcom Software International, Inc.	121,500	359,841
	Gennum Corp.	79,300	717,021
*	Hemisphere GPS, Inc.	196,500	840,188
*	Intrinsyc Software International, Inc.	508,478	269,273
* #	Kaboose, Inc.	374,300	330,362
*	MacDonald Dettweiler & Associates, Ltd.	88,100	3,267,571
*	March Networks Corp.	56,100	262,977
	Matrikon, Inc.	72,400	313,116
*	Miranda Technologies, Inc.	56,141	422,833
	MKS, Inc.	40,100	59,774
	Mosaid Technologies, Inc.	31,200	465,078
*	Norsat International, Inc.	5,700	6,876
* #	Open Text Corp.	145,100	4,643,143
* #	Points International, Ltd.	311,581	372,785
*	Q9 Networks, Inc.	47,900	505,447
	Quebecor, Inc. Class B	117,093	3,239,378
*	RDM Corp.	27,400	41,650
* #	Sierra Wireless, Inc.	89,200	1,306,027
*	SIRIT, Inc.	108,500	21,813
	Softchoice Corp.	47,471	524,197
*	The Descartes Systems Group, Ltd.	122,700	411,527
*	Tundra Semiconductor Corp.	49,550	191,941
*	Vecima Network, Inc.	31,808	206,969
* #	Webtech Wireless, Inc.	235,200	844,201
*	Wi-LAN, Inc.	301,800	547,543
*	Zarlink Semiconductor, Inc.	238,086	207,803
Total Information Technology			33,319,066

Materials — (29.0%)
* #	Adanac Molybdenum Corp.	238,500	137,996
*	Alamos Gold, Inc.	255,300	1,539,762
*	Almaden Minerals, Ltd.	87,000	154,428
*	Altius Minerals Corp.	73,900	631,958
	Amerigo Resources, Ltd.	302,465	456,797
*	Anvil Mining, Ltd.	200,440	1,887,049
* #	Apollo Gold Corp.	203,412	105,726
*	Aquiline Resources, Inc.	167,400	1,270,644
*	Atna Resource, Ltd.	126,947	94,616
*	Atrium Innovations, Inc.	40,300	633,924
* #	Augusta Resource Corp.	197,274	1,160,777
* #	Aurelian Resources, Inc.	327,980	1,814,070
*	Aurizon Mines, Ltd.	400,500	1,932,392
*	Baffinland Iron Mines Corp.	342,210	1,040,356
* #	Baja Mining Corp.	331,100	438,350
*	Breakwater Resources, Ltd.	1,369,400	537,178
*	Caledonia Mining Corp.	463,100	77,206
*	Campbell Resources, Inc.	94,387	9,256
*	Canadian Gold Hunter, Corp.	102,636	201,306

* #	Canadian Royalties, Inc.	273,280	557,441
*	Canadian Zinc Corp.	226,200	133,098
	Canam Group, Inc. Class A	129,400	1,277,884
*	Candente Resource Corp.	151,465	207,954
*	Canfor Corp.	272,174	2,036,567
*	Capstone Mining Corp.	222,165	854,062
* #	Cardero Resource Corp.	101,960	214,979
*	Carpathian Gold, Inc.	143,472	56,280
	Cascades, Inc.	203,476	1,330,965
*	Catalyst Paper Corp.	1,058,187	1,151,895
	CCL Industries, Inc. Class B	75,200	2,177,754
*	Chariot Resouces, Ltd.	856,400	797,862
*	Claude Resources, Inc.	306,200	273,259
*	Crew Gold Corp.	22,300	23,619
* #	Crystallex International Corp.	1,056,325	1,149,868
*	Dundee Precious Metals, Inc.	185,654	1,219,851
*	Eastern Platinum, Ltd.	1,922,190	5,278,152
* #	Eastmain Resources, Inc.	29,014	44,956
*	Eldorado Gold Corp.	779,895	6,646,354
* #	Endeavour Silver Corp.	135,200	424,282
*	Entree Gold, Inc.	216,100	417,492
*	Equinox Minerals, Ltd.	1,247,690	5,432,719
*	Erdene Resource Development Corp.	113,089	104,250
* #	Etruscan Resources, Inc.	274,575	444,296
*	Euro Goldfields, Ltd.	484,660	2,262,412
*	Far West Mining, Ltd.	119,096	397,103
*	Farallon Resources, Ltd.	818,900	626,402
* #	First Nickel, Inc.	177,300	49,554
	First Quantum Minerals, Ltd.	438	30,239
*	FNX Mining Co., Inc.	240,006	5,672,398
* #	Formation Capital Corp.	480,200	296,681
* #	Forsys Metals Corp.	203,402	857,731
*	Fortune Minerals, Ltd.	82,470	161,753
*	Fraser Papers, Inc.	39,800	74,940
*	Fronteer Development Group, Inc.	326,500	1,645,788
*	Frontera Copper Corp.	173,500	510,444
*	GBS Gold International, Inc.	253,200	369,979
* #	Glencairn Gold Corp.	151,967	298,062
*	Globestar Mining Corp.	278,606	423,496
*	Globex Mining Enterprises, Inc.	3,100	9,516
*	Gold Eagle Mines, Ltd.	266,000	2,326,880
*	Golden Peaks Resources	5,500	5,771
* #	Golden Star Resources, Ltd.	778,200	2,091,074
* #	Grande Cache Coal Corp.	176,000	1,479,180
*	Great Basin Gold, Ltd.	547,190	1,862,067
*	Great Panther Resources, Inc.	205,510	249,909
* #	Greystar Resources, Ltd.	116,387	441,716
*	Guyana Goldfields, Inc.	131,752	558,173
*	Hanfeng Evergreen, Inc.	119,591	1,536,376
#	Harry Winston Diamond Corp.	168,600	4,823,048
*	High River Gold Mines, Ltd.	1,131,720	1,709,178
* #	HudBay Minerals, Inc.	370,000	5,141,610
	IAMGOLD Corp.	872,200	5,217,633

*	Imperial Metals Corp.	65,790	567,767
* #	Inter-Citic Minerals, Inc.	174,725	299,861
*	International Forest Products, Ltd. Series A	138,000	703,736
	International Royalty Corp.	212,080	1,131,426
*	Intertape Polymer Group, Inc.	114,000	374,522
*	Ivernia, Inc.	296,960	200,944
*	Jinshan Gold Mines, Inc.	408,600	1,041,836
*	Kimber Resources, Inc.	21,200	33,473
* #	Kirkland Lake Gold, Inc.	143,680	1,435,814
*	La Mancha Resources, Inc.	11,000	4,315
*	Lake Shore Gold Corp.	378,400	586,321
* #	Laramide Resources, Ltd.	158,200	757,101
*	Linear Gold Corp.	78,035	149,228
*	Major Drilling Group International, Inc.	65,100	3,192,115
*	Malaga, Inc.	65,000	20,398
*	MDN, Inc.	145,080	177,846
*	Mega Uranium, Ltd.	543,600	1,231,456
*	Metallic Ventures Gold, Inc.	12,200	14,596
	Methanex Corp.	166,100	4,694,520
*	Migao Corp.	110,400	913,775
*	Minco Base Metals Corp.	2,780	—
*	Minco Gold Corp.	43,300	47,134
*	Minco Silver Corp.	66,700	222,399
*	Neo Material Technologies, Inc.	261,900	1,130,097
#	Norbord, Inc.	303,100	1,622,954
* #	North American Palladium, Ltd.	166,610	901,919
*	Northgate Minerals Corp.	815,000	2,245,906
	Nova Chemicals Corp.	246,100	6,057,772
*	Nuinsco Resources, Ltd.	19,000	5,031
*	Olympus Pacific Minerals, Inc.	82,500	19,417
*	Orvana Minerals, Corp.	118,300	78,890
*	Pacific Rim Mining Corp.	237,232	193,099
*	Pan Amer Silver Corp.	108,100	3,716,766
*	Pelangio Mines, Inc.	191,400	1,004,207
* #	Petaquilla Minerals, Ltd.	188,380	258,637
*	Platinum Group Metals Ltd.	138,587	391,420
*	PolyMet Mining Corp.	290,577	1,114,206
*	Qgx, Ltd.	131,100	473,127
*	Quadra Mining, Ltd.	163,350	3,400,922
*	Queenston Mining, Inc.	117,625	305,684
*	Redcorp Ventures, Ltd.	946,100	180,925
* #	Resin Systems, Inc.	372,980	373,090
*	Richmont Mines, Inc.	22,200	65,313
* #	Rubicon Minerals Corp.	364,415	443,145
	Samuel Manu-Tech, Inc.	19,700	170,977
* #	Scorpio Mining Corp.	266,400	326,567
*	SEMAFO, Inc.	562,765	745,055
*	Shore Gold, Inc.	534,313	1,399,054
	Silvercorp Metals, Inc.	389,200	2,290,085
*	Silver Standard Resources, Inc.	172,292	4,935,422
* #	Skye Resources, Inc.	138,230	1,165,812
*	St. Andrew Goldfields, Ltd.	96,885	46,556
* #	Starfield Resources, Inc.	779,915	879,575
	Stella-Jones, Inc.	23,800	758,556

*	Stornoway Diamond Corp.	593,122	183,224
*	Suramina Resources, Inc.	5,700	8,385
*	Tanzanian Royalty Exploration Corp.	228,013	986,111
*	Taseko Mines, Ltd.	354,500	1,818,216
*	Teal Exploration & Mining, Inc.	43,745	165,165
* #	Tembec, Inc.	7,804	26,789
* #	Thompson Creek Metals Company, Inc.	307,000	5,997,293
* #	Timminco, Ltd.	200,700	5,387,034
*	Tiomin Resources, Inc.	199,455	11,736
*	TVI Pacific, Inc.	169,346	7,473
*	Vaaldiam Resources, Ltd.	292,500	91,792
*	Wesdome Gold Mines, Ltd.	86,000	97,833
	West Fraser Timber Co., Ltd.	103,216	3,348,421
*	Western Canadian Coal Corp.	289,208	2,541,241
	Winpak, Ltd.	49,698	258,311
*	Yukon-Nevada Gold Corp.	416,700	482,207
Total Materials			163,420,743

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	83,554

Utilities — (1.1%)
*	BioteQ Environmental Technologies, Inc.	165,700	519,996
*	Boralex, Inc. Class A	83,500	1,170,163
* #	Canadian Hydro Developers, Inc.	346,000	1,815,338
#	Emera, Inc.	80,700	1,825,781
*	MAXIM Power Corp.	83,000	529,891
	Pacific Northern Gas, Ltd.	3,900	68,194
Total Utilities			5,929,363

TOTAL COMMON STOCKS			465,003,419

RIGHTS/WARRANTS — (0.0%)
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	4,727
* #	Tembec, Inc. Warrants 03/03/12	7,566	3,784
TOTAL RIGHTS/WARRANTS			8,511

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 07/02/08 (Collateralized by $15,050,000 FNMA 5.11%(r), 01/01/36, valued at $10,593,694) to be repurchased at $10,616,144	$10,615	10,615,000
SECURITIES LENDING COLLATERAL — (15.5%)
@ DFA Short Term Investment Fund LP	15,849	15,849,206
@ Repurchase Agreement, Deutsche Bank Securities 2.70%, 07/01/08 (Collateralized by $81,912,033 FHLMC, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/19 to 04/01/38 & FNMA 5.500%, 07/01/36 & 6.060%(r), 08/01/36, valued at $72,959,450) to be repurchased at $71,534,237	71,529	71,528,872

TOTAL SECURITIES LENDING COLLATERAL		87,378,078

TOTAL INVESTMENTS - (100.0%) (Cost $585,624,409)		$563,005,008

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

COMMON STOCKS — (75.3%)
Consumer Discretionary — (17.6%)
#	ABILIT Corp.	110,900	$255,840
#	Aeon Fantasy Co., Ltd.	62,032	1,556,885
	Ahresty Corp.	77,200	1,269,257
#	Ai Holdings Corp.	187,600	1,205,840
	Aichi Machine Industry Co., Ltd.	292,000	649,085
	Aigan Co., Ltd.	63,200	406,729
	Aisan Industry Co., Ltd.	191,300	2,398,207
#	Akebono Brake Industry Co., Ltd.	386,000	2,768,373
#	Akindo Sushiro Co., Ltd.	18,400	533,967
#	Alpha Corp.	31,700	591,759
	Alpine Electronics, Inc.	237,300	4,028,660
#	Amiyaki Tei Co., Ltd.	245	575,003
#	Amuse, Inc.	25,000	479,612
#	Anrakutei Co., Ltd.	50,000	330,435
#	AOI Advertising Promotion, Inc.	39,000	228,141
	AOKI Holdings, Inc.	166,900	3,206,595
	Araya Industrial Co., Ltd.	209,000	536,296
#	Arealink Co., Ltd.	3,000	1,277,978
# *	Asahi Tec Corp.	854,000	840,943
	Ashimori Industry Co., Ltd.	182,000	346,960
#	Asti Corp.	50,000	172,573
# *	Atom Corp.	133,200	503,379
	Atsugi Co., Ltd.	719,000	968,362
	Aucnet, Inc.	31,600	564,070
	Autobacs Seven Co., Ltd.	33,400	717,821
#	Avex Group Holdings, Inc.	155,500	2,117,851
*	Banners Co., Ltd.	86,000	27,809
#	Belluna Co., Ltd.	194,060	1,578,461
#	Best Denki Co., Ltd.	280,500	2,180,588
#	Bookoff Corp.	65,000	431,694
#	Calsonic Kansei Corp.	458,000	2,595,259
	Catena Corp.	92,000	187,884
#	Chiyoda Co., Ltd.	145,000	2,446,943
	Chofu Seisakusho Co., Ltd.	127,700	2,092,879
*	Chori Co., Ltd.	597,000	642,497
	Chuo Corp.	81,000	233,662
	Chuo Spring Co., Ltd.	210,000	784,096
	Circle K Sunkus Co., Ltd.	64,100	939,999
#	Clarion Co., Ltd.	933,000	2,027,207
#	Cleanup Corp.	160,000	1,137,256
#	Colowide Co., Ltd.	205,450	952,021
# *	Columbia Music Entertainment, Inc.	477,000	355,348
	Corona Corp.	101,200	1,410,323
	Cross Plus, Inc.	22,000	261,154

1

#	Culture Convenience Club Co., Ltd.	463,900	3,045,607
#	Cybozu, Inc.	1,538	591,269
	D&M Holdings, Inc.	314,000	1,237,719
	Daido Kogyo Co., Ltd.	145,000	406,319
#	Daido Metal Co., Ltd.	147,000	757,762
#	Daidoh, Ltd.	129,000	1,700,854
	Daifuku Co., Ltd.	93,000	1,311,722
#	Daikoku Denki Co., Ltd.	50,700	603,590
#	Daikyo, Inc.	283,236	815,315
	Daimaruenawin Co., Ltd	400	2,439
	Dainichi Co., Ltd.	59,200	507,617
	Daisyo Corp.	74,200	1,025,834
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	81,144
#	Daiwa Seiko, Inc.	444,000	876,420
#	Daiwabo Co., Ltd.	478,000	1,229,089
	DCM Japan Holdings Co., Ltd.	95,800	712,923
#	Descente, Ltd.	270,000	1,422,687
# *	DIA Kensetsu Co., Ltd.	284,800	109,195
#	Don Quijote Co., Ltd.	57,900	1,237,190
#	Doshisha Co., Ltd.	66,600	1,166,105
# *	DOUTOR NICHIRES Holdings Co., Ltd.	180,086	2,910,808
	Dynic Corp.	127,000	283,770
#	Eagle Industry Co., Ltd.	170,000	2,438,712
# *	Econach Co., Ltd.	177,000	145,250
	Edion Corp.	89,000	1,111,399
	Eikoh, Inc.	41,800	144,867
	Exedy Corp.	126,600	4,375,292
#	Ezaki Glico Co., Ltd.	89,000	932,080
	F&A Aqua Holdings, Inc.	62,238	453,811
	Fine Sinter Co., Ltd.	49,000	195,576
#	Foster Electric Co., Ltd.	84,100	2,453,666
#	France Bed Holdings Co., Ltd.	826,000	1,231,744
#	Fuji Co., Ltd.	120,400	1,968,874
#	Fuji Corp., Ltd.	117,000	452,620
#	Fuji Kiko Co., Ltd.	151,000	347,093
#	Fuji Kyuko Co., Ltd.	378,000	1,430,101
	Fuji Oozx, Inc.	6,000	23,584
# *	Fujibo Holdings, Inc.	332,000	531,204
*	Fujii & Co., Ltd.	44,000	396
	Fujikura Rubber, Ltd.	74,000	384,643
#	Fujita Kanko, Inc.	422,000	3,278,875
	Fujitsu Business Systems, Ltd.	90,900	1,148,761
# *	Fujitsu General, Ltd.	348,000	1,882,171
	Funai Electric Co., Ltd.	10,200	431,242
# *	Furukawa Battery Co., Ltd.	73,000	127,375
	G-7 Holdings, Inc.	29,200	140,341
*	Gajoen Kanko	37,000	—
#	Gakken Co., Ltd.	363,000	912,152
#	Genki Sushi Co., Ltd.	19,200	222,508
#	GEO Co., Ltd.	762	1,389,639
*	Goldwin, Inc.	175,000	257,752
#	Gourmet Kineya Co., Ltd.	68,000	543,475
# *	GSI Creos Corp.	194,000	189,670
#	Gulliver International Co., Ltd.	36,120	2,707,851
	Gunze, Ltd.	193,000	809,841

2

	Happinet Corp.	37,000	503,752
#	Haruyama Trading Co., Ltd.	49,900	382,996
	Heiwa Corp.	48,100	409,774
	Himaraya Co., Ltd.	38,300	177,541
	HIS Co., Ltd.	118,200	2,295,456
#	Hitachi Powdered Metal Co., Ltd.	97,000	455,559
	Horipro, Inc.	48,200	624,614
	I Metal Technology Co., Ltd.	153,000	319,836
	Ichikawa Co., Ltd.	63,000	224,943
#	Ichikoh Industries, Ltd.	296,000	717,484
#	Image Holdings Co., Ltd.	41,000	160,989
#	Imasen Electric Industrial Co., Ltd.	55,800	912,082
	Imperial Hotel, Ltd.	4,300	203,406
	Impress Holdings, Inc.	1,124	195,389
	Inaba Seisakusho Co., Ltd.	62,400	1,002,229
	Ishizuka Glass Co., Ltd.	109,000	238,898
*	Izuhakone Railway Co., Ltd.	300	14,579
# *	Izutsuya Co., Ltd.	350,000	373,717
# *	J Front Retailing Co., Ltd.	529,077	4,804,380
#	Janome Sewing Machine Co., Ltd.	668,000	656,765
#	Japan Vilene Co., Ltd.	229,000	1,021,305
#	Jeans Mate Corp.	38,208	329,436
	Jidosha Buhin Kogyo Co., Ltd.	67,000	396,414
# *	Joban Kosan Co., Ltd.	226,000	355,754
	Joint Corp.	43,700	1,078,285
#	Joshin Denki Co., Ltd.	201,000	1,647,874
#	Juki Corp.	455,000	3,826,474
	Juntendo Co., Ltd.	35,000	50,164
#	Jyomo Co., Ltd.	186,000	289,252
	Kabuki-Za Co., Ltd.	39,000	1,678,802
#	Kadokawa Holdings, Inc.	94,400	2,859,888
	Kanto Auto Works, Ltd.	243,500	3,298,677
	Kasai Kogyo Co., Ltd.	119,000	367,409
	Kato Sangyo Co., Ltd.	130,700	1,572,764
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	442,197
# *	Kawashima Selkon Textiles Co., Ltd.	289,000	330,122
	Kayaba Industry Co., Ltd.	763,000	4,574,986
	Keihin Corp.	36,200	676,637
#	Keiyo Co., Ltd.	200,400	1,209,936
#	Kentucky Fried Chicken Japan, Ltd.	80,000	1,399,980
#	Kenwood Corp.	1,294,000	1,627,884
#	Kinki Nippon Tourist Co., Ltd.	304,000	628,496
# *	Kinugawa Rubber Industrial Co., Ltd.	203,000	274,251
#	Kisoji Co., Ltd.	89,300	1,722,361
	Koekisha Co., Ltd.	13,600	242,941
#	Kohnan Shoji Co., Ltd.	94,100	1,550,389
#	Kojima Co., Ltd.	130,100	683,318
	Komatsu Seiren Co., Ltd.	148,000	668,278
	Komeri Co., Ltd.	43,700	1,254,743
	Konaka Co., Ltd.	107,760	978,827
# *	Kosugi Sangyo Co., Ltd.	416,000	120,341
	Ku Holdings Co., Ltd.	68,200	261,568
	Kura Corp.	79	176,239
	Kurabo Industries, Ltd.	879,000	2,171,481
	Kuraudia Co., Ltd.	4,800	42,980

3

	Kuroganeya Co., Ltd.	14,000	54,488
	K’s Holdings Corp.	137,572	3,922,106
#	Kyoritsu Maintenance Co., Ltd.	50,960	1,056,360
#	Kyoto Kimono Yuzen Co., Ltd.	572	485,721
	Kyowa Leather Cloth Co., Ltd.	75,400	445,236
# *	Laox Co., Ltd.	206,000	192,149
#	Look, Inc.	102,000	164,371
#	Maezawa Kyuso Industries Co., Ltd.	51,700	912,936
# *	Magara Construction Co., Ltd.	135,000	163,884
# *	Mamiya-Op Co., Ltd.	285,000	275,486
	Marche Corp.	23,000	193,494
#	Mars Engineering Corp.	77,900	1,039,296
	Marubeni Telecom Co., Ltd.	207	145,566
#	Maruei Department Store Co., Ltd.	136,000	406,105
*	Maruishi Holdings Co., Ltd.	214,000	1,926
# *	Maruzen Co., Ltd. (6569583)	329,000	446,274
	Maruzen Co., Ltd. (6573498)	46,000	204,976
#	Matsuya Co., Ltd.	189,000	3,727,680
#	Matsuya Foods Co., Ltd.	66,600	823,807
	Meiwa Industry Co., Ltd.	38,000	102,410
#	Mikuni Corp.	114,000	358,487
# *	Misawa Homes Co., Inc.	128,100	705,479
	Misawa Resort Co., Ltd.	194,000	768,021
	MISUMI Group, Inc.	76,300	1,333,258
	Mitsuba Corp.	155,690	958,209
#	Mitsui Home Co., Ltd.	228,000	999,918
	Miyuki Keori Co., Ltd.	106,000	296,213
	Mizuno Corp.	462,000	2,938,845
#	MOS Food Services, Inc.	113,000	1,523,988
#	MR Max Corp.	127,200	555,149
	Mutow Co., Ltd.	79,400	360,811
# *	Naigai Co., Ltd.	236,000	210,923
#	Nexyz Corp.	3,700	163,313
	Nice Holdings, Inc.	409,000	1,447,364
#	Nichimo Corp.	667,000	406,898
	Nichirei Corp.	369,000	1,538,829
#	Nidec Copal Corp.	202,800	2,871,781
#	Nidec Tosok Corp.	62,600	471,136
#	Nihon Eslead Corp.	53,048	778,260
	Nihon Tokushu Toryo Co., Ltd.	56,000	279,955
#	Nihon Unisys, Ltd.	73,500	1,028,954
	Nikko Travel Co., Ltd.	12,200	51,264
	Nippon Felt Co., Ltd.	69,000	381,287
#	Nippon Piston Ring Co., Ltd.	262,000	440,837
	Nippon Seiki Co., Ltd.	155,000	3,352,133
#	Nishimatsuya Chain Co., Ltd.	228,900	3,224,243
	Nissan Shatai Co., Ltd.	537,000	4,235,617
#	Nissen Holdings Co., Ltd.	213,100	1,356,721
	Nittan Valve Co., Ltd.	85,000	539,463
	Nitto Kako Co., Ltd.	98,000	93,081
	Noritake Co., Ltd.	557,000	2,440,658
#	Noritsu Koki Co., Ltd.	121,100	2,476,173
# *	Omikenshi Co., Ltd.	176,000	113,422
*	Orient Watch Co., Ltd.	12,000	4,428
	Pacific Industrial Co., Ltd.	187,000	863,663

4

#	PanaHome Corp.	546,000	3,732,300
#	Parco Co., Ltd.	285,000	3,786,651
#	Paris Miki, Inc.	191,900	2,530,747
	Piolax, Inc.	45,600	955,165
	Press Kogyo Co., Ltd.	385,000	2,028,585
	Q.P. Corp.	109,900	1,126,106
*	Renown, Inc.	162,800	1,297,498
	Resorttrust, Inc.	178,608	3,764,113
#	Rhythm Watch Co., Ltd.	454,000	608,640
#	Right On Co., Ltd.	103,225	1,231,255
#	Riken Corp.	368,000	2,064,888
#	Ringer Hut Co., Ltd.	76,800	989,050
	Roland Corp.	90,700	2,640,785
#	Round One Corp.	1,227	2,978,597
#	Royal Co., Ltd.	142,000	1,516,355
#	Sagami Chain Co., Ltd.	78,000	808,796
	Sagami Co., Ltd.	80,000	124,219
	Sagami Rubber Industries Co., Ltd.	15,000	45,927
#	Saint Marc Holdings Co., Ltd.	38,300	1,867,623
#	Saizeriya Co., Ltd.	176,900	2,819,889
#	Sakai Ovex Co., Ltd.	205,000	341,431
	Sanden Corp.	499,000	2,704,617
#	Sanei-International Co., Ltd.	61,800	1,390,153
	Sankyo Seiko Co., Ltd.	209,000	530,558
#	Sanoh Industrial Co., Ltd.	118,000	952,719
#	Sanrio Co., Ltd.	291,900	2,582,387
*	Sansui Electric Co., Ltd.	4,135,000	298,561
	Sanyo Housing Nagoya Co., Ltd.	363	441,634
#	Sanyo Shokai, Ltd.	474,000	3,735,687
#	Seiko Holdings Corp.	401,407	1,914,775
#	Seiren Co., Ltd.	221,000	1,843,199
	Senshukai Co., Ltd.	164,000	1,672,993
	Shikibo, Ltd.	421,000	493,546
	Shimachu Co., Ltd.	44,900	1,334,284
	Shinyei Kaisha	96,000	197,966
#	Shiroki Co., Ltd.	310,000	895,927
#	Shobunsha Publications, Inc.	53,500	459,385
#	Shochiku Co., Ltd.	449,000	3,399,733
	Showa Corp.	254,100	2,160,395
# *	Silver Seiko, Ltd.	1,091,000	386,366
	SKY Perfect JSAT Corp.	4,196	1,781,700
	SNT Corp.	96,300	635,337
*	Sofmap Co., Ltd.	43,100	138,498
	Soft99 Corp.	73,400	503,350
# *	Solid Group Holdings Co., Ltd.	710,600	242,510
	Sotoh Co., Ltd.	51,000	557,510
	SPK Corp.	16,800	226,324
#	Suminoe Textile Co., Ltd.	267,000	658,349
	Sumitomo Forestry Co., Ltd.	11,666	84,427
	Suzutan Co., Ltd.	26,200	81,107
# *	SxL Corp.	493,000	316,519
	Tachikawa Corp.	50,800	339,661
#	Tachi-S Co., Ltd.	122,640	942,220
	Takamatsu Corp.	135,500	2,008,654
#	Taka-Q Co., Ltd.	73,500	151,230

5

#	TAKE AND GIVE. NEEDS Co., Ltd.	1,213	179,387
#	Tasaki Shinju Co., Ltd.	116,000	453,854
	Taya Co., Ltd.	5,000	37,626
	TBK Co., Ltd.	90,000	537,259
	TDF Corp.	27,000	72,612
#	Tecmo, Ltd.	79,800	1,079,704
#	Teikoku Piston Ring Co., Ltd.	111,000	1,158,515
	Teikoku Sen-I Co., Ltd.	80,000	305,426
	Telepark Corp.	146	178,405
# *	Ten Allied Co., Ltd.	50,000	170,013
	Tenma Corp.	111,000	1,969,335
#	The Japan General Estate Co., Ltd.	121,900	2,077,557
	The Japan Wool Textile Co., Ltd.	316,000	2,539,912
	Tigers Polymer Corp.	59,000	296,548
	Toabo Corp.	219,000	202,108
	Toei Co., Ltd.	438,000	2,781,528
# *	Tohoku Misawa Homes Co., Ltd.	37,500	124,209
*	Tokai Kanko Co., Ltd.	398,999	225,503
	Tokai Senko K.K., Nagoya	102,000	133,129
# *	Tokyo Dome Corp.	671,000	3,646,612
	Tokyo Kaikan Co., Ltd.	12,000	70,004
	Tokyo Soir Co., Ltd.	49,000	145,289
#	Tokyo Style Co., Ltd.	354,000	3,766,509
#	Tokyotokeiba Co., Ltd.	971,000	2,432,450
#	Tokyu Recreation Co., Ltd.	77,000	480,214
#	Tomy Co., Ltd.	321,793	2,342,411
# *	Tonichi Carlife Group, Inc.	108,000	152,644
	Toppan Forms Co., Ltd.	90,700	874,393
	Topre Corp.	185,000	1,972,305
*	Tosco Co., Ltd.	81,000	278,632
	Totenko Co., Ltd.	57,000	123,113
#	Touei Housing Corp.	92,440	854,837
	Toyo Radiator Co., Ltd.	260,000	1,699,106
#	Toyo Tire & Rubber Co., Ltd.	730,000	2,810,498
	Toyobo Co., Ltd.	123,000	262,125
#	Tsukamoto Co., Ltd.	67,000	101,336
	Tsutsumi Jewelry Co., Ltd.	69,300	1,427,256
#	Unitika, Ltd.	1,673,000	2,064,258
#	U-Shin, Ltd.	97,000	496,710
*	Verite Co., Ltd.	24,000	35,333
# *	Victor Co. of Japan, Ltd.	403,000	838,232
	Watabe Wedding Corp.	29,500	391,241
#	Watami Food Service Co., Ltd.	144,800	2,379,077
	Wondertable, Ltd.	97,000	116,457
#	Xebio Co., Ltd.	35,800	1,155,098
#	Yamatane Corp.	338,000	373,541
	Yamato International, Inc.	43,000	272,130
	Yellow Hat, Ltd., Tokyo	75,600	501,759
	Yokohama Reito Co., Ltd.	179,000	1,391,987
#	Yomiuri Land Co., Ltd.	276,000	1,065,303
	Yonex Co., Ltd.	41,000	251,889
#	Yorozu Corp.	75,400	1,117,277
	Yoshimoto Kogyo Co., Ltd.	120,000	1,664,827
#	Yoshinoya Holdings Co., Ltd.	2,227	3,764,834
#	Zenrin Co., Ltd.	134,000	4,251,629

6

#	Zensho Co., Ltd.	381,800	3,795,929
Total Consumer Discretionary			349,542,314

Consumer Staples — (7.2%)
#	Aderans Holdings Co., Ltd.	146,350	2,326,226
*	Aeon Hokkaido Corp.	58,800	180,356
	Ahjikan Co., Ltd.	10,500	80,684
#	Ariake Japan Co., Ltd.	116,800	2,312,867
#	Asahi Soft Drinks Co., Ltd.	186,500	3,570,155
	Cawachi, Ltd.	83,400	2,234,083
	CFS Corp.	90,500	419,480
#	Chubu Shiryo Co., Ltd.	91,000	905,055
	Chuo Gyorui Co., Ltd.	93,000	227,713
	Coca-Cola Central Japan Co., Ltd.	311	2,357,240
	CVS Bay Area, Inc.	55,000	91,767
#	DyDo Drinco, Inc.	57,200	2,295,755
	Echo Trading Co., Ltd.	11,000	100,979
	Ensuiko Sugar Refining Co., Ltd.	103,000	199,056
#	Fancl Corp.	244,600	2,993,789
# *	First Baking Co., Ltd.	140,000	180,245
	Fuji Oil Co., Ltd.	304,700	2,353,701
	Fujicco Co., Ltd.	121,600	1,318,690
# *	Fujiya Co., Ltd.	564,000	884,400
	Hagoromo Foods Corp.	41,000	357,703
	Harashin Narus Holdings Co., Ltd.	63,100	656,069
# *	Hayashikane Sangyo Co., Ltd.	267,000	256,169
	Heiwado Co., Ltd.	209,000	3,789,929
# *	Hohsui Corp.	120,000	158,192
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	550,943
#	Hokuto Corp.	113,300	1,838,347
#	Inageya Co., Ltd.	179,000	1,473,450
	Itochu-Shokuhin Co., Ltd.	44,300	1,230,806
	Itoham Foods, Inc.	729,000	2,988,403
	Izumiya Co., Ltd.	300,000	1,637,630
	J-Oil Mills, Inc.	563,000	1,709,912
	Kameda Seika Co., Ltd.	71,800	1,009,796
	Kasumi Co., Ltd.	216,000	1,188,133
#	Katokichi Co., Ltd.	549,300	3,495,737
#	Key Coffee, Inc.	78,700	1,072,270
#	Kibun Food Chemifa Co., Ltd.	95,000	869,908
	Kirindo Co., Ltd.	22,800	162,779
	Kyodo Shiryo Co., Ltd.	313,000	395,933
#	Kyokuyo Co., Ltd.	380,000	689,485
#	Life Corp.	188,900	2,554,547
	Lion Corp.	306,000	1,460,143
	Mandom Corp.	84,400	2,230,645
	Marudai Food Co., Ltd.	454,000	1,048,944
#	Maruha Nichiro Holdings, Inc.	1,696,069	2,255,265
	Maruya Co., Ltd.	14,000	34,512
# *	Matsumotokiyoshi Holdings Co., Ltd.	37,400	742,177
	Maxvalu Tohok Co., Ltd.	18,200	165,581
	Maxvalu Tokai Co., Ltd.	61,000	922,428
	Meiji Dairies Corp.	31,000	156,353
#	Meito Sangyo Co., Ltd.	79,900	1,550,547
	Mercian Corp.	424,000	924,460

7

	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	2,144,204
#	Milbon Co., Ltd.	43,940	1,274,822
	Ministop Co., Ltd.	100,000	1,807,707
	Mitsui Sugar Co., Ltd.	477,850	2,078,746
	Miyoshi Oil & Fat Co., Ltd.	246,000	378,618
#	Morinaga & Co., Ltd.	933,000	2,029,134
	Morinaga Milk Industry Co., Ltd.	875,000	2,486,068
	Morishita Jinton Co., Ltd.	47,800	127,525
	Morozoff, Ltd.	110,000	351,586
#	Nagatanien Co., Ltd.	121,000	926,814
#	Nakamuraya Co., Ltd.	208,000	976,237
#	Nichimo Co., Ltd.	112,000	178,587
#	Nihon Chouzai Co., Ltd.	23,000	416,557
	Niitaka Co., Ltd.	7,260	54,804
	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,152,252
	Nippon Flour Mills Co., Ltd.	620,000	2,322,482
#	Nippon Formula Feed Manufacturing Co., Ltd.	216,000	302,623
	Nippon Suisan Kaisha, Ltd.	241,000	1,301,378
	Nissin Sugar Manufacturing Co., Ltd.	152,000	299,682
	Nitto Flour Milling Co., Ltd.	64,000	197,942
#	Oenon Holdings, Inc.	201,000	471,268
	Oie Sangyo Co., Ltd.	20,900	154,004
	Okuwa Co., Ltd.	156,000	2,165,083
	Olympic Corp.	66,700	463,465
	Oriental Yeast Co., Ltd.	103,000	523,611
	Pietro Co., Ltd.	10,300	90,567
#	Pigeon Corp.	69,600	1,205,706
	Poplar Co., Ltd.	25,760	177,322
*	Prima Meat Packers, Ltd.	724,000	766,538
	Riken Vitamin Co., Ltd.	81,400	2,274,407
	Rock Field Co., Ltd.	42,100	638,123
#	Ryoshoku, Ltd.	157,300	3,265,397
	S Foods, Inc.	103,500	885,512
#	Sakata Seed Corp.	175,600	2,421,293
	Seijo Corp.	33,600	670,936
# *	Seiyu, Ltd.	1,479,000	1,860,249
#	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	957,981
	Shoei Foods Corp.	44,000	201,690
#	Showa Sangyo Co., Ltd.	620,000	1,531,429
#	Snow Brand Milk Products Co., Ltd.	924,500	3,090,391
	Snow Brand Seed Co., Ltd.	30,000	105,394
	Sogo Medical Co., Ltd.	23,500	686,830
	Sonton Food Industry Co., Ltd.	43,000	355,076
#	Sotetsu Rosen Co., Ltd.	70,000	279,317
#	Starzen Corp.	286,000	671,719
	Sugi Pharmacy Co., Ltd.	124,700	3,729,574
#	T.Hasegawa Co., Ltd.	142,700	2,314,849
#	Takara Holdings, Inc.	365,000	2,265,901
# *	The Maruetsu, Inc.	428,000	3,059,603
	The Nisshin Oillio Group, Ltd.	601,000	2,308,513
	Three F Co., Ltd.	17,700	116,967
#	Tobu Store Co., Ltd.	220,000	866,074
	Toho Co., Ltd.	162,000	554,930
#	Tohto Suisan Co., Ltd.	120,000	223,319
#	Tokyu Store Chain Corp.	240,000	1,083,495

8

	Torigoe Co., Ltd.	80,000	540,450
*	Toyo Sugar Refining Co., Ltd.	157,000	186,513
	Tsukiji Uoichiba Co., Ltd.	57,000	95,363
	Tsuruha Holdings, Inc.	46,400	1,590,333
	U. Store Co., Ltd.	63,600	472,127
	Unicafe, Inc.	14,260	196,185
#	Unicharm Petcare Corp.	50,000	2,347,784
	Unimat Offisco Corp.	87,400	1,049,365
#	Valor Co., Ltd.	178,400	2,412,381
	Warabeya Nichiyo Co., Ltd.	52,760	764,370
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	452,282
#	Yaoko Co., Ltd.	70,900	2,102,055
#	Yomeishu Seizo Co., Ltd.	102,000	1,059,126
	Yonekyu Corp.	100,500	984,174
	Yuasa Funashoku Co., Ltd.	112,000	282,800
	Yukiguni Maitake Co., Ltd.	77,180	267,999
	Yutaka Foods Corp.	6,000	76,026
Total Consumer Staples			142,733,071

Energy — (1.1%)
#	AOC Holdings, Inc.	121,800	1,976,391
#	BP Castrol K.K.	69,800	237,516
# *	Fuji Kosan Co., Ltd.	264,000	342,659
	Itochu Enex Co., Ltd.	330,300	2,433,776
	Japan Oil Transportation Co., Ltd.	79,000	169,168
	Kanto Natural Gas Development Co., Ltd.	202,000	1,227,684
#	Kyoei Tanker Co., Ltd.	115,000	461,612
	Mitsuuroko Co., Ltd.	234,200	1,615,216
#	Modec, Inc.	130,400	4,353,284
#	Nippon Gas Co., Ltd.	153,000	1,101,769
	Nippon Seiro Co., Ltd.	64,000	276,271
#	Sala Corp.	121,000	610,823
	San-Ai Oil Co., Ltd.	266,000	1,037,255
	Shinko Plantech Co., Ltd.	159,000	2,555,601
	Sinanen Co., Ltd.	266,000	1,295,300
#	Toa Oil Co., Ltd.	369,000	567,308
#	Toyo Kanetsu K.K.	478,000	1,380,078
Total Energy			21,641,711

Financials — (7.1%)
#	Azel Corp.	214,000	605,770
#	Bank of the Ryukyus, Ltd.	125,080	1,727,717
#	Central Finance Co., Ltd.	341,000	740,934
#	Century Leasing System, Inc.	186,200	1,651,063
#	Cosmo Securities Co., Ltd.	1,419,000	1,833,528
# *	Creed Corp.	120	304,930
#	Daiko Clearing Services Corp.	51,000	369,256
	Fukushima Bank, Ltd.	790,000	806,085
#	Fuyo General Lease Co., Ltd.	108,000	3,203,472
#	Gro-BeLS Co., Ltd.	177,000	288,974
	Higashi-Nippon Bank, Ltd.	643,000	2,313,834
#	Ichiyoshi Securities Co., Ltd.	165,000	1,823,472
*	Kakuei (L.) Corp.	100,000	900
	Keihanshin Real Estate Co., Ltd.	144,000	732,895
*	Kenedix, Inc.	601	1,146,582

9

	Kirayaka Holdings, Inc.	98,000	139,939
	Kiyo Holdings, Inc.	2,247,000	3,779,063
#	Kobayashi Yoko Co., Ltd.	30,400	208,182
#	Kosei Securities Co., Ltd.	295,000	402,660
#	Marusan Securities Co., Ltd.	263,000	2,646,967
#	Meiwa Estate Co., Ltd.	89,300	955,671
	Mito Securities Co., Ltd.	278,000	1,155,552
	Mitsubishi UFJ Financial Group, Inc.	890	8,789
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,071
*	NIS Group Co., Ltd.	100,425	302,344
#	Nisshin Fudosan Co., Ltd.	81,100	647,168
#	Okasan Holdings, Inc.	187,000	1,197,833
#	OMC Card, Inc.	136,100	551,094
	Ricoh Leasing Co., Ltd.	107,900	2,529,789
# *	RISA Partners, Inc.	286	726,858
	Sankei Building Co., Ltd.	235,000	2,224,445
# *	Seven Seas Holdings Co., Ltd.	194,000	126,479
	Shikoku Bank, Ltd.	762,000	3,130,351
#	Shimizu Bank, Ltd.	32,900	1,429,014
# *	Shinki Co., Ltd.	217,500	209,610
	Suruga Corp.	134,600	2,559,661
#	Tachihi Enterprise Co., Ltd.	42,650	2,538,824
	Takagi Securities Co., Ltd.	208,000	610,808
	The Aichi Bank, Ltd.	35,000	3,098,044
	The Akita Bank, Ltd.	701,000	3,537,129
	The Aomori Bank, Ltd.	627,000	2,590,302
	The Awa Bank, Ltd.	271,000	1,627,868
#	The Bank of Ikeda, Ltd.	70,300	2,846,081
#	The Bank of Iwate, Ltd.	66,500	4,230,096
	The Bank of Nagoya, Ltd.	193,297	1,236,615
	The Bank of Okinawa, Ltd.	76,500	2,977,934
	The Bank of Saga, Ltd.	599,000	2,158,786
# *	The Chiba Kogyo Bank, Ltd.	174,200	2,482,351
	The Chukyo Bank, Ltd.	751,000	2,323,025
	The Daisan Bank, Ltd.	637,000	2,177,504
	The Daito Bank, Ltd.	481,000	504,441
	The Ehime Bank, Ltd.	609,000	2,300,839
	The Eighteenth Bank, Ltd.	630,000	2,274,761
	The Fukui Bank, Ltd.	864,000	2,813,570
	The Hokkoku Bank, Ltd.	232,000	1,191,738
	The Hokuetsu Bank, Ltd.	898,000	2,188,987
	The Hyakugo Bank, Ltd.	74,000	436,916
	The Kagawa Bank, Ltd.	276,350	1,518,345
	The Kagoshima Bank, Ltd.	198,500	1,425,813
#	The Kanto Tsukuba Bank, Ltd.	193,900	1,332,388
	The Kita-Nippon Bank, Ltd.	30,506	1,239,078
	The Michinoku Bank, Ltd.	538,000	1,731,110
	The Minato Bank, Ltd.	1,470,000	3,390,016
	The Miyazaki Bank, Ltd.	507,000	2,149,011
	The Nagano Bank, Ltd.	322,000	863,951
	The Nanto Bank, Ltd.	284,000	1,634,657
	The Ogaki Kyoritsu Bank, Ltd.	195,000	1,149,358
	The Oita Bank, Ltd.	517,000	3,114,420
	The San-in Godo Bank, Ltd.	178,000	1,628,551

10

#	TOC Co., Ltd.	443,950	3,797,521
	Tochigi Bank, Ltd.	396,000	2,368,208
	Toho Bank, Ltd.	799,000	3,337,727
#	Toho Real Estate Co., Ltd.	195,000	1,494,013
	Tohoku Bank, Ltd.	340,000	609,701
	Tokai Tokyo Securities Co., Ltd.	190,000	920,893
	Tokushima Bank, Ltd.	274,200	1,740,637
#	Tokyo Rakutenchi Co., Ltd.	227,000	843,506
#	Tokyo Theatres Co., Inc.	307,000	645,997
	Tokyo Tomin Bank, Ltd.	34,100	1,226,591
	Tokyu Community Corp.	49,400	1,270,827
#	Tokyu Livable, Inc.	132,300	1,876,059
	Tomato Bank, Ltd.	407,000	891,002
#	Tottori Bank, Ltd.	336,000	932,987
# *	Towa Bank, Ltd.	833,000	1,004,810
#	Towa Real Estate Development Co., Ltd.	371,000	825,599
#	Toyo Securities Co., Ltd.	315,000	1,523,025
	Yamagata Bank, Ltd.	615,000	3,564,883
	Yamanashi Chuo Bank, Ltd.	188,000	1,181,334
	Yuraku Real Estate Co., Ltd.	212,000	756,046
Total Financials			140,616,635

Health Care — (3.4%)
	Aloka Co., Ltd.	104,000	1,461,875
	As One Corp.	64,880	1,692,028
	ASKA Pharmaceutical Co., Ltd.	103,000	916,156
	Create Medic Co., Ltd.	28,000	260,862
	Eiken Chemical Co., Ltd.	81,000	693,356
	FALCO biosystems, Ltd.	35,200	255,603
#	Fuso Pharmaceutical Industries, Ltd.	330,000	904,001
*	Green Hospital Supply, Inc.	624	649,444
	Hitachi Medical Corp.	138,000	1,190,153
	Hogy Medical Co., Ltd.	56,000	2,549,329
	Iwaki & Co., Ltd.	55,000	122,359
# *	Japan Medical Dynamic Marketing, Inc.	44,900	139,219
#	Jeol, Ltd.	275,000	1,249,858
	JMS Co., Ltd.	129,000	309,371
	Kaken Pharmaceutical Co., Ltd.	397,000	2,730,724
	Kawamoto Corp.	4,000	15,098
	Kawanishi Holdings, Ltd.	7,400	80,311
	Kawasumi Laboratories, Inc.	45,000	286,765
	Kissei Pharmaceutical Co., Ltd.	196,000	3,995,586
	Kobayashi Pharmaceutical Co., Ltd.	34,800	1,244,456
	Kyorin Co., Ltd.	203,000	2,379,225
	Miraca Holdings, Inc.	156,000	3,800,167
	Mochida Pharmaceutical Co., Ltd.	430,000	4,337,842
#	Nichii Gakkan Co.	124,500	1,786,112
	Nihon Kohden Corp.	159,000	3,797,463
#	Nikkiso Co., Ltd.	243,000	2,065,391
#	Nippon Chemiphar Co., Ltd.	119,000	584,865
	Nippon Kayaku Co., Ltd.	137,000	1,118,206
	Nippon Shinyaku Co., Ltd.	243,000	2,414,720
#	Nipro Corp.	211,000	4,080,891
	Nissui Pharmaceutical Co., Ltd.	67,800	494,326
#	Paramount Bed Co., Ltd.	109,400	1,609,325

11

	Rion Co., Ltd.	5,000	32,382
	Rohto Pharmaceutical Co., Ltd.	399,000	4,775,017
	Seikagaku Corp.	203,900	2,393,258
#	SSP Co., Ltd.	436,000	2,163,282
#	Sundrug Co., Ltd.	44,600	1,102,338
	Torii Pharmaceutical Co., Ltd.	98,900	1,711,744
#	Towa Pharmaceutical Co., Ltd.	57,800	2,627,193
# *	Toyama Chemicals Co., Ltd.	140,000	918,313
	Tsumura & Co.	53,500	1,128,229
	Vital-Net, Inc.	146,300	897,959
	Wakamoto Pharmaceutical Co., Ltd.	102,000	383,567
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,488,057
Total Health Care			68,836,426

Industrials — (20.7%)
#	A&A Material Corp.	235,000	279,664
#	Advan Co., Ltd.	102,100	861,843
	ADVANEX, Inc.	121,000	169,770
#	Aeon Delight Co., Ltd.	142,800	2,972,977
	Aica Kogyo Co., Ltd.	243,000	2,317,666
#	Aichi Corp.	267,800	3,001,531
	Aida Engineering, Ltd.	273,000	1,638,142
	Airport Facilities Co., Ltd.	190,970	1,274,636
	Airtech Japan, Ltd.	26,700	188,623
	Alps Logistics Co., Ltd.	53,900	512,405
# *	Altech Co., Ltd.	23,000	78,958
#	Altech Corp.	38,150	531,453
#	Amano Corp.	283,000	3,320,493
	Ando Corp.	264,000	417,355
#	Anest Iwata Corp.	152,000	675,489
#	ART Corp.	38,000	1,021,044
	Asahi Diamond Industrial Co., Ltd.	251,000	1,881,555
	Asahi Kogyosha Co., Ltd.	101,000	339,428
	Asahi Pretec Corp.	126,550	3,624,512
	Asanuma Corp.	234,000	370,590
	Asia Air Survey Co., Ltd.	32,000	121,286
	Asunaro Aoki Construction Co., Ltd.	171,000	1,108,340
	Ataka Construction & Engineering Co., Ltd.	60,000	158,701
	Bando Chemical Industries, Ltd.	349,000	1,561,566
	Biken Techno Corp.	14,100	63,617
	Bunka Shutter Co., Ltd.	245,000	1,015,855
	Central Glass Co., Ltd.	617,000	2,282,781
#	Central Security Patrols Co., Ltd.	45,800	416,972
#	Chudenko Corp.	220,000	4,188,948
#	Chugai Ro Co., Ltd.	335,000	1,178,600
#	Chuo Denki Kogyo Co., Ltd.	92,000	952,364
#	CKD Corp.	236,000	1,813,360
	Commuture Corp.	157,202	896,565
#	Cosel Co., Ltd.	147,100	2,027,111
	CTI Engineering Co., Ltd.	45,100	312,250
	Dai-Dan Co., Ltd.	160,000	774,769
	Daihen Corp.	471,000	2,658,533
	Daiho Corp.	202,000	266,471
#	Daiichi Jitsugyo Co., Ltd.	198,000	919,968
	Daimei Telecom Engineering Corp.	143,000	1,117,224

12

#	Daiseki Co., Ltd.	140,712	4,739,952
*	Daisue Construction Co., Ltd.	316,500	196,892
#	Daiwa Industries, Ltd.	173,000	1,042,235
	Danto Holdings Corp.	92,000	212,107
	Denyo Co., Ltd.	93,000	918,877
	DMW Corp.	4,800	97,964
# *	Dream Incubator, Inc.	168	229,486
# *	Eneserve Corp.	110,900	472,416
#	Enshu, Ltd.	215,000	305,834
	Freesia Macross Corp.	1,355,000	330,666
#	Fudo Tetra Corp.	619,800	759,116
# *	Fujisash Co., Ltd.	106,300	114,964
#	Fujita Corp.	115,010	344,690
	Fujitec Co., Ltd.	312,000	1,808,274
	Fukuda Corp.	136,000	493,877
	Fukusima Industries Corp.	30,500	269,021
#	Fukuyama Transporting Co., Ltd.	959,000	4,053,545
	Funai Consulting, Co., Ltd.	102,000	671,273
#	Furukawa Co., Ltd.	1,428,000	3,176,772
	Furusato Industries, Ltd.	52,000	534,945
	Futaba Corp.	163,800	3,416,379
	Gecoss Corp.	116,700	641,550
#	GS Yuasa Corp.	1,282,000	2,749,077
#	Hakuyosha Co., Ltd.	88,000	260,074
#	Hamai Co., Ltd.	97,000	180,471
	Hanwa Co., Ltd.	745,000	3,551,057
	Hazama Corp.	293,600	326,543
	Hibiya Engineering, Ltd.	133,000	1,078,689
	Hitachi Metals Techno, Ltd.	57,500	290,217
#	Hitachi Plant Technologies, Ltd.	681,570	2,969,697
#	Hitachi Tool Engineering, Ltd.	96,500	1,138,957
	Hitachi Transport System, Ltd.	358,000	4,122,942
*	Hitachi Zosen Corp.	602,000	909,144
	Hokuetsu Industries Co., Ltd.	96,000	387,901
	Hokuriku Electrical Construction Co., Ltd.	56,000	160,701
#	Hosokawa Micron Corp.	147,000	1,237,982
#	Howa Machinery, Ltd.	389,000	349,471
	IBJ Leasing Co., Ltd.	127,800	2,204,918
	Ichiken Co., Ltd.	105,000	280,129
#	Ichinen Co., Ltd.	73,000	389,968
#	Idec Corp.	135,500	1,567,392
	Iino Kaiun Kaisha, Ltd.	355,000	4,160,081
	i-Logistics Corp.	91,000	187,119
#	Inaba Denki Sangyo Co., Ltd.	88,300	3,301,638
	Inabata and Co., Ltd.	226,000	1,303,644
# *	Inoue Kogyo Co., Ltd.	425,000	364,475
#	Inui Steamship Co., Ltd.	83,000	1,738,163
# *	Iseki & Co., Ltd.	779,000	1,334,398
# *	Ishikawa Seisakusho, Ltd.	154,000	126,290
*	Ishikawajima Construction Materials Co., Ltd.	43,000	67,656
	Ishikawajima Transport Machinery Co., Ltd.	73,000	320,873
#	Itoki Corp.	179,000	1,289,681
	Iwasaki Electric Co., Ltd.	266,000	581,048
#	Iwatani International Corp.	870,000	2,755,797
# *	J Bridge Corp.	276,000	130,212

13

#	Jalux, Inc.	44,400	809,287
#	Jamco Corp.	84,000	724,368
# *	Japan Bridge Corp.	44,350	92,500
#	Japan Cash Machine Co., Ltd.	102,115	797,138
	Japan Foundation Engineering Co., Ltd.	95,600	253,813
#	Japan Kenzai Co., Ltd.	95,940	460,887
	Japan Pulp & Paper Co., Ltd.	514,000	1,899,014
*	Japan Servo Co., Ltd.	80,000	640,475
	Japan Steel Tower Co., Ltd.	44,000	250,289
#	Japan Transcity Corp.	236,000	1,116,855
	K.R.S. Corp.	39,200	378,850
#	Kamagai Gumi Co., Ltd.	532,800	665,438
	Kamei Corp.	121,000	593,797
	Kanaden Corp.	121,000	737,738
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	959,628
	Kanamoto Co., Ltd.	114,000	829,448
#	Kandenko Co., Ltd.	164,000	1,031,978
*	Kanematsu Corp.	1,481,625	2,457,071
# *	Kanematsu-NNK Corp.	125,000	135,152
#	Katakura Industries Co., Ltd.	119,000	2,071,949
	Kato Works Co., Ltd.	202,000	882,742
# *	Kawada Industries, Inc.	158,000	300,210
	Kawagishi Bridge Works Co., Ltd.	38,000	119,519
	Kawaguchi Metal Industries Co., Ltd.	11,000	36,614
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	482,016
# *	Kimmon Manufacturing Co., Ltd.	180,000	225,738
# *	Kimura Chemical Plants Co., Ltd.	61,000	614,066
#	Kinki Sharyo Co., Ltd.	212,000	690,679
#	Kinsho Corp.	91,000	359,416
	Kintetsu World Express, Inc.	120,000	4,556,939
	Kioritz Corp.	239,000	605,483
#	Kitagawa Iron Works Co., Ltd.	344,000	675,074
#	Kitano Construction Corp.	258,000	525,947
	Kitazawa Sangyo Co., Ltd.	57,000	176,570
	Kitz Corp.	420,000	2,589,070
	Koike Sanso Kogyo Co., Ltd.	155,000	1,230,744
	Koito Industries, Ltd.	102,000	349,828
# *	KOKUSAI KOGYO Holdings Co., Ltd.	129,000	498,052
#	Kokuyo Co., Ltd.	126,325	1,131,479
#	Komai Tekko, Inc.	109,000	189,395
	Komatsu Wall Industry Co., Ltd.	33,700	456,386
	Kondotec, Inc.	40,500	291,350
#	Kosaido Co., Ltd.	79,000	628,753
	Kuroda Electric Co., Ltd.	112,900	1,822,871
	Kyodo Printing Co., Ltd.	311,000	854,989
#	Kyoei Sangyo Co., Ltd.	97,000	317,218
#	Kyokuto Boeki Kaisha, Ltd.	82,000	270,079
	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	1,131,066
	Kyosan Electric Manufacturing Co., Ltd.	218,000	769,932
	Kyowa Exeo Corp.	354,000	2,700,837
	Kyudenko Corp.	281,000	1,553,047
# *	Link Consulting Associates - Japan Corp.	63,500	92,138
# *	Lonseal Corp.	127,000	120,201
#	Maeda Corp.	641,000	2,137,772
	Maeda Road Construction Co., Ltd.	327,000	2,700,281

14

	Maezawa Industries, Inc.	59,300	181,686
#	Maezawa Kaisei Industries Co., Ltd.	54,700	668,530
	Makino Milling Machine Co., Ltd.	90,000	677,112
	Marubeni Construction Material Lease Co., Ltd.	78,000	140,531
	Maruka Machinery Co., Ltd.	28,100	253,533
	Maruwn Corp.	66,000	189,498
#	Maruyama Manufacturing Co., Inc.	150,000	401,569
	Maruzen Showa Unyu Co., Ltd.	335,000	1,160,680
#	Matsuda Sangyo Co., Ltd.	90,530	2,537,665
	Matsui Construction Co., Ltd.	98,600	417,695
*	Matsuo Bridge Co., Ltd.	72,000	77,183
	Max Co., Ltd.	188,000	2,195,535
#	Meidensha Corp.	785,050	2,207,553
*	Meiji Machine Co., Ltd.	213,000	96,156
#	Meiji Shipping Co., Ltd.	109,000	702,930
	Meisei Industrial Co., Ltd.	29,000	87,181
#	Meitec Corp.	138,800	4,655,867
	Meito Transportation Co., Ltd.	22,000	173,285
# *	Meiwa Trading Co., Ltd.	140,000	388,661
	Mitani Corp.	54,000	529,776
#	Mitsubishi Cable Industries, Ltd.	736,000	1,068,231
#	Mitsubishi Kakoki Kaisha, Ltd.	254,000	903,350
#	Mitsubishi Pencil Co., Ltd.	121,500	1,811,201
#	Mitsuboshi Belting, Ltd.	281,000	1,433,136
#	Mitsui Matsushima Co., Ltd.	347,000	880,802
#	Mitsui-Soko Co., Ltd.	487,000	2,762,365
	Mitsumura Printing Co., Ltd.	95,000	348,293
#	Miura Co., Ltd.	148,600	3,599,491
	Miura Printing Corp.	19,000	49,964
*	Miyairi Valve Manufacturing Co., Ltd.	43,000	58,557
# *	Miyaji Engineering Group	203,000	221,460
# *	Miyakoshi Corp.	48,400	608,038
*	Mori Denki Mfg. Co., Ltd.	628,000	67,478
	Morita Corp.	163,000	880,117
	Moshi Moshi Hotline, Inc.	61,350	3,316,898
	Mystar Engineering Corp.	15,600	73,829
	NAC Co., Ltd.	28,900	223,255
	Nachi-Fujikoshi Corp.	604,000	2,559,948
	Naikai Zosen Corp.	75,000	372,847
#	Nakano Corp.	103,000	311,107
#	Narasaki Sangyo Co., Ltd.	68,000	97,446
	NEC Leasing, Ltd.	72,600	1,144,604
#	NEC System Integration & Construction, Ltd.	172,100	2,049,297
	New Tachikawa Aircraft Co., Ltd.	10,100	345,415
#	Nichias Corp.	435,000	1,473,690
	Nichiban Co., Ltd.	125,000	371,971
#	Nichiha Corp.	126,180	832,063
	Nihon Spindle Manufacturing Co., Ltd.	115,000	330,689
	Nikko Co., Ltd.	127,000	300,308
	Nippei Toyama Corp.	173,000	1,434,112
#	Nippo Corp.	409,000	2,934,005
#	Nippon Carbon Co., Ltd.	406,000	2,118,633
# *	Nippon Conveyor Co., Ltd.	168,000	147,058
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,613,347
	Nippon Denwa Shisetu Co., Ltd.	208,000	574,155

15

	Nippon Filcon Co., Ltd.	75,000	475,077
	Nippon Hume Corp.	91,000	300,191
	Nippon Jogesuido Sekkei Co., Ltd.	289	282,709
#	Nippon Kanzai Co., Ltd.	71,000	2,050,888
	Nippon Koei Co., Ltd., Tokyo	279,000	779,122
	Nippon Konpo Unyu Soko Co., Ltd.	259,000	3,397,805
#	Nippon Parking Development Co., Ltd.	10,609	534,136
	Nippon Seisen Co., Ltd.	95,000	474,021
#	Nippon Sharyo, Ltd.	506,000	945,945
#	Nippon Shindo Co., Ltd.	50,000	106,377
	Nippon Signal Co., Ltd.	216,000	1,172,749
	Nippon Steel Trading Co., Ltd.	399,000	1,156,833
	Nippon Thompson Co., Ltd.	262,000	1,953,718
	Nippon Tungsten Co., Ltd.	82,000	189,378
	Nippon Yusoki Co., Ltd.	141,000	523,137
#	Nishimatsu Construction Co., Ltd.	979,000	2,767,364
	Nishi-Nippon Railroad Co., Ltd.	346,000	1,242,093
	Nishishiba Electric Co., Ltd.	101,000	274,243
#	Nissei Corp.	107,400	1,174,822
	Nissei Plastic Industrial Co., Ltd.	68,000	300,861
#	Nissha Printing Co., Ltd.	108,200	3,943,441
	Nissin Corp.	351,000	1,159,687
	Nitchitsu Co., Ltd.	60,000	267,915
	Nitta Corp.	104,200	2,317,230
	Nitto Boseki Co., Ltd.	870,000	2,339,172
#	Nitto Electric Works, Ltd.	154,800	1,877,168
	Nitto Kohki Co., Ltd.	78,300	1,590,968
#	Nitto Seiko Co., Ltd.	143,000	1,096,497
	Noda Corp.	33,800	106,336
	Nomura Co., Ltd.	210,000	1,280,244
#	Noritz Corp.	177,100	2,372,822
# *	Oak Capital Corp.	753,354	340,661
	Obayashi Road Corp.	106,000	173,962
	Odakyu Construction Co., Ltd.	63,500	131,109
	Oiles Corp.	101,952	1,935,872
#	Okabe Co., Ltd.	192,000	864,012
#	Okamoto Machine Tool Works, Ltd.	164,000	438,179
	Okamura Corp.	389,000	3,475,166
	Okano Valve Manufacturing Co.	58,000	421,502
#	Oki Electric Cable Co., Ltd.	117,000	212,519
	OKK Corp.	262,000	599,626
#	Okumura Corp.	789,000	3,607,222
	O-M, Ltd.	107,000	1,074,884
#	Onoken Co., Ltd.	72,800	884,595
#	Organo Corp.	203,000	2,238,113
	Oriental Shiraishi Corp.	73,400	180,525
	Original Engineering Consultants Co., Ltd.	9,000	22,664
#	OSG Corp.	85,000	953,621
#	Oyo Corp.	110,400	1,387,524
	P.S. Mitsubishi Construction Co., Ltd.	76,800	216,090
#	Park24 Co., Ltd.	69,500	644,024
# *	Pasco Corp.	242,500	418,438
#	Pasona, Inc.	1,474	1,759,117
# *	Penta-Ocean Construction Co., Ltd.	864,000	1,502,481
# *	PIA Corp.	29,500	462,644

16

#	Pilot Corp.	156	1,569,046
#	PRONEXUS, Inc.	137,000	1,190,166
#	Raito Kogyo Co., Ltd.	199,000	528,052
#	Rasa Industries, Ltd.	277,000	579,411
	Rheon Automatic Machinery Co., Ltd.	64,000	204,684
	Riken Electric Wire Co., Ltd.	39,000	48,965
#	Ryobi, Ltd.	587,000	3,962,838
# *	Saeki Kensetsu Kogyo Co., Ltd.	211,000	140,046
#	Sagami Railway Co., Ltd.	364,000	1,321,575
# *	Sailor Pen Co., Ltd.	127,000	121,889
#	Sakai Heavy Industries, Ltd.	126,000	233,119
*	Sakurada Co., Ltd.	225,000	63,036
# *	Sanix, Inc.	161,700	538,170
#	Sanki Engineering Co., Ltd.	268,000	1,575,534
	Sanko Metal Industrial Co., Ltd.	118,000	205,309
#	Sankyo-Tateyama Holdings, Inc.	1,132,000	1,367,293
	Sankyu, Inc., Tokyo	49,000	301,511
	Sanritsu Corp.	17,800	149,277
	Sanyo Denki Co., Ltd.	219,000	1,098,971
	Sanyo Engineering & Construction, Inc.	48,000	214,623
	Sanyo Industries, Ltd., Tokyo	102,000	200,484
#	Sasebo Heavy Industries Co., Ltd., Tokyo	561,000	3,328,517
# *	Sata Construction Co., Ltd.	234,000	249,352
#	Sato Corp.	111,500	1,793,187
	Sato Shoji Corp.	67,000	494,648
	Sawafuji Electric Co., Ltd.	48,000	152,756
	Secom Joshinetsu Co., Ltd.	34,800	839,857
#	Secom Techno Service Co., Ltd.	44,500	1,433,114
	Seibu Electric Industry Co., Ltd.	67,000	307,807
#	Seika Corp.	274,000	718,309
*	Seikitokyu Kogyo Co., Ltd.	335,000	278,617
	Sekisui Jushi Co., Ltd.	166,000	1,380,439
	Senko Co., Ltd.	381,000	1,125,273
	Senshu Electric Co., Ltd.	37,300	616,157
#	Shibaura Mechatronics Corp.	175,000	841,234
#	Shibusawa Warehouse Co., Ltd.	266,000	1,632,737
	Shibuya Kogyo Co., Ltd.	84,500	691,906
	Shin Nippon Air Technologies Co., Ltd.	87,280	469,869
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	619,571
#	Shinko Electric Co., Ltd.	509,000	1,393,833
	Shin-Kobe Electric Machinery Co., Ltd.	178,000	747,696
	Shinmaywa Industries, Ltd.	413,000	1,642,187
#	Shinnihon Corp.	215,900	745,766
	Shinsho Corp.	291,000	1,067,670
	Shinwa Kaiun Kaisha, Ltd.	420,000	3,247,891
	Sho-Bond Corp.	100,800	1,216,253
#	Shoko Co., Ltd.	324,000	459,028
#	Showa Aircraft Industry Co., Ltd.	114,000	1,107,015
#	Showa KDE Co., Ltd.	124,000	160,710
#	Sintokogio, Ltd.	197,000	2,079,110
	Soda Nikka Co., Ltd.	67,000	266,524
	Sodick Co., Ltd.	187,000	932,865
	Space Co., Ltd.	75,320	611,117
	Subaru Enterprise Co., Ltd.	59,000	198,178
	Sugimoto & Co., Ltd.	35,000	458,853

17

# *	Sumitomo Coal Mining Co., Ltd.	851,500	814,072
	Sumitomo Densetsu Co., Ltd.	107,400	626,188
# *	Sumitomo Mitsui Construction Co., Ltd.	419,560	600,998
#	Sumitomo Precision Products Co., Ltd.	180,000	651,758
	Sumitomo Warehouse Co., Ltd.	300,000	1,744,612
	Sun Wave Corp.	155,000	252,882
	Suzuki Metal Industry Co., Ltd.	71,000	192,547
#	SWCC Showa Holdings Co., Ltd.	853,000	1,167,008
#	Taihei Dengyo Kaisha, Ltd.	155,000	1,373,674
#	Taihei Kogyo Co., Ltd.	264,000	1,518,234
# *	Taiheiyo Kaiun Co., Ltd.	167,000	497,849
# *	Taiheiyo Kouhatsu, Inc.	198,000	179,746
	Taiho Kogyo Co., Ltd.	97,700	1,531,102
#	Taikisha, Ltd.	129,000	1,356,634
	Taisei Rotec Corp.	271,000	415,005
	Takada Kiko Co., Ltd.	48,000	138,951
#	Takano Co., Ltd.	53,400	400,963
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	483,940
	Takara Printing Co., Ltd.	39,055	324,612
#	Takara Standard Co., Ltd.	529,000	2,928,072
	Takasago Thermal Engineering Co., Ltd.	299,000	2,708,930
#	Takashima & Co., Ltd.	137,000	206,397
	Takigami Steel Construction Co., Ltd.	50,000	179,211
	Takisawa Machine Tool Co., Ltd.	191,000	310,374
#	Takuma Co., Ltd.	305,000	1,365,346
	Tanseisha Co., Ltd.	74,000	268,643
	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	558,813
#	TCM Corp.	359,000	1,126,660
	Techno Associe Co., Ltd.	59,900	652,484
	Techno Ryowa, Ltd.	66,600	441,368
#	Teikoku Electric Manufacturing Co., Ltd.	29,400	572,639
# *	Tekken Corp.	535,000	661,312
	Teraoka Seisakusho Co., Ltd.	55,000	338,165
*	The Goodwill Group, Inc.	1,346	338,305
#	The Keihin Co., Ltd.	204,000	353,155
	The Kodensha Co., Ltd.	25,000	58,804
	The Nippon Road Co., Ltd.	333,000	542,861
	The Yasuda Warehouse Co., Ltd.	100,900	995,366
*	Toa Corp.	764,000	775,046
#	Toa Doro Kogyo Co., Ltd.	155,000	255,945
# *	Tobishima Corp.	1,365,500	617,393
	Tocalo Co., Ltd.	53,000	853,354
	Todentu Corp.	121,000	295,672
	Toenec Corp.	324,000	1,749,965
#	Tokai Lease Co., Ltd.	86,000	135,435
#	Tokimec, Inc.	272,000	829,197
	Toko Electric Corp.	88,000	232,718
	Tokyo Biso Kogyo Corp.	19,000	105,882
#	Tokyo Energy & Systems, Inc.	129,000	803,454
#	Tokyo Kikai Seisakusho, Ltd.	312,000	779,838
#	Tokyo Leasing Co., Ltd.	223,800	2,144,267
	Tokyo Sangyo Co., Ltd.	78,000	275,989
#	Tokyu Construction Co., Ltd.	366,290	1,527,579
	Toli Corp.	212,000	447,664
	Tomoe Corp.	115,500	337,345

18

#	Tonami Transportation Co., Ltd.	340,000	902,332
#	Tori Holdings Co., Ltd.	2,969,000	484,392
#	Torishima Pump Manufacturing Co., Ltd.	105,000	1,317,017
	Toshiba Machine Co., Ltd.	89,000	708,506
#	Toshiba Plant Kensetsu Co., Ltd.	337,000	3,448,418
	Tosho Printing Co., Ltd.	249,000	570,451
	Totetsu Kogyo Co., Ltd.	125,000	732,247
# *	Toyo Construction Co., Ltd.	1,005,000	869,558
#	Toyo Electric Co., Ltd.	159,000	564,727
#	Toyo Engineering Corp.	661,000	4,030,510
#	Toyo Machinery & Metal Co., Ltd.	61,000	303,696
	Toyo Shutter Co., Ltd.	11,800	134,568
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	506,553
#	Trusco Nakayama Corp.	114,100	1,771,339
	Tsubakimoto Chain Co.	609,000	3,921,122
	Tsubakimoto Kogyo Co., Ltd.	97,000	345,394
#	Tsudakoma Corp.	204,000	728,753
#	Tsugami Corp.	272,000	922,582
	Tsukishima Kikai Co., Ltd.	152,000	1,465,898
	Tsurumi Manufacturing Co., Ltd.	96,000	773,291
	Tsuzuki Denki Co., Ltd.	75,000	249,826
	TTK Co., Ltd.	62,000	366,572
#	Uchida Yoko Co., Ltd.	175,000	719,997
#	Ueki Corp.	47,000	76,807
#	Union Tool Co.	79,000	2,672,397
#	Utoc Corp.	99,000	445,594
# *	Venture Link Co., Ltd.	405,500	775,307
# *	Wakachiku Construction Co., Ltd.	395,000	336,084
	Wavelock Holdings Co., Ltd.	31,500	125,086
	Weathernews, Inc.	20,000	90,047
	Yahagi Construction Co., Ltd.	154,000	637,594
	Yamato Corp.	82,000	242,335
	Yamaura Corp.	40,500	107,192
	Yamazen Co., Ltd.	315,000	1,672,353
#	Yokogawa Bridge Holdings Corp.	142,400	820,151
	Yondenko Corp.	136,800	690,285
#	Yuasa Trading Co., Ltd.	800,000	1,160,493
#	Yuken Kogyo Co., Ltd.	156,000	541,619
	Yurtec Corp.	285,000	1,553,754
#	Yushin Precision Equipment Co., Ltd.	49,940	976,786
Total Industrials			411,138,217

Information Technology — (9.3%)
	Aichi Tokei Denki Co., Ltd.	113,000	329,058
	Aiphone Co., Ltd.	72,800	1,148,278
# *	Allied Telesis Holdings K.K.	470,700	209,774
#	Alpha Systems, Inc.	43,500	1,070,248
#	Anritsu Corp.	446,000	1,963,666
	AOI Electronics Co., Ltd.	38,400	458,365
# *	Apic Yamada Corp.	36,000	128,003
#	Arisawa Manufacturing Co., Ltd.	139,400	1,547,968
#	CAC Corp.	70,900	541,374
	Canon Electronics, Inc.	70,000	1,637,684
	Canon Finetech, Inc.	151,070	2,311,871
	Capcom Co., Ltd.	171,600	4,665,895

19

#	Chino Corp.	162,000	455,221
#	CMK Corp.	216,000	1,600,841
	Computer Engineering & Consulting, Ltd.	63,100	581,895
	Core Corp.	45,700	289,986
	Cresco, Ltd.	11,600	98,745
	Dai Nippon Screen Mfg. Co., Ltd.	9,000	50,648
	Daiko Denshi Tsushin, Ltd.	23,000	45,901
	Daiwabo Information System Co., Ltd.	62,000	877,800
#	Denki Kogyo Co., Ltd.	243,000	1,404,804
	DKK TOA Corp.	31,000	106,104
#	DTS Corp.	87,200	1,606,140
#	Dwango Co., Ltd.	140	537,418
#	eAccess, Ltd.	4,747	2,565,929
	Eizo Nanao Corp.	77,600	2,110,423
*	Elna Co., Ltd.	97,000	147,527
#	Enplas Corp.	72,200	875,656
#	Epson Toyocom Corp.	437,000	2,106,277
#	ESPEC Corp.	82,000	560,936
# *	FDK Corp.	436,000	527,566
#	Fuji Soft, Inc.	131,400	2,225,091
*	Fujitsu Component, Ltd.	177	219,263
#	Fujitsu Frontech, Ltd.	80,700	729,456
	Fuso Dentsu Co., Ltd.	16,000	55,748
#	Future Architect, Inc.	1,504	908,046
# *	GMO Internet, Inc.	242,500	670,723
	Hakuto Co., Ltd.	82,500	1,101,326
	Hitachi Business Solution Co., Ltd.	43,200	257,941
	Hitachi Information Systems, Ltd.	150,600	3,427,782
	Hitachi Kokusai Electric, Inc.	319,000	4,159,828
#	Hitachi Maxell, Ltd.	158,100	2,000,907
	Hitachi Software Engineering Co., Ltd.	194,800	4,110,626
	Hitachi Systems & Services, Ltd.	86,000	1,874,469
#	Hochiki Corp.	99,000	545,137
#	Hokuriku Electric Industry Co., Ltd.	316,000	518,475
#	Hosiden Corp.	255,600	4,336,118
#	Icom, Inc.	51,000	1,403,958
# *	Ikegami Tsushinki Co., Ltd.	174,000	320,001
#	Ines Corp.	177,200	923,971
	I-Net Corp.	47,800	343,813
#	Information Services International-Dentsu, Ltd.	106,600	1,065,370
	INTEC Holdings, Ltd.	180,128	2,652,028
#	Invoice, Inc.	40,368	1,428,771
#	Ishii Hyoki Co., Ltd.	24,300	378,489
# *	Iwatsu Electric Co., Ltd.	311,000	379,886
	Japan Aviation Electronics Industry, Ltd.	316,000	4,791,611
	Japan Business Computer Co., Ltd.	76,900	689,442
#	Japan Digital Laboratory Co., Ltd.	116,500	1,649,461
	Japan Radio Co., Ltd.	446,000	1,646,984
	Jastec Co., Ltd.	63,000	583,881
	JBIS Holdings, Inc.	81,700	308,559
	JIEC Co., Ltd.	199	188,414
	Kaga Electronics Co., Ltd.	100,000	1,483,094
# *	Kakaku.com, Inc.	103	426,131
	Kanematsu Electronics, Ltd.	85,300	680,759
*	Kasuga Electric Works, Ltd.	44,000	40,903

20

	Kawatetsu Systems, Inc.	174	183,623
	Koa Corp.	152,800	1,311,464
#	Koei Co., Ltd.	244,400	4,838,265
# *	Kubotek Corp.	407	265,759
	Kyoden Co., Ltd.	160,000	353,991
	Kyowa Electronic Instruments Co., Ltd.	52,000	184,096
#	Macnica, Inc.	62,500	1,336,368
	Marubun Corp.	98,700	817,571
#	Maruwa Co., Ltd.	34,000	578,521
	Maspro Denkoh Corp.	62,600	513,527
#	Megachips Corp.	89,600	1,521,065
# *	Meisei Electric Co., Ltd.	318,000	379,252
#	Melco Holdings, Inc.	9,000	156,604
	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,462,243
#	Miroku Jyoho Service Co., Ltd.	107,000	265,696
	Mitsui High-Tec, Inc.	145,700	1,556,486
#	Mitsui Knowledge Industry Co., Ltd.	3,790	790,340
	Moritex Corp.	35,100	147,455
# *	Mutoh Holdings Co., Ltd.	164,000	820,182
# *	Nagano Japan Radio Co., Ltd.	85,000	127,026
	Nakayo Telecommunications, Inc.	49,000	113,454
	NEC Fielding, Ltd.	194,800	2,338,899
	NEC Mobiling, Ltd.	50,900	820,620
# *	NEC Tokin Corp.	392,000	1,609,092
#	Net One Systems Co., Ltd.	1,941	2,216,853
*	Netmarks, Inc.	523	116,362
	New Japan Radio Co., Ltd.	112,000	462,108
	Nichicon Corp.	272,300	2,901,074
#	Nidec Sankyo Corp.	205,000	1,745,472
#	Nihon Dempa Kogyo Co., Ltd.	72,400	3,355,381
#	Nihon Inter Electronics Corp.	94,700	251,291
	Nippon Avionics Co., Ltd.	83,000	244,046
	Nippon Ceramic Co., Ltd.	89,000	1,230,525
	Nippon Chemi-Con Corp.	443,000	2,790,400
	Nippon Systemware Co., Ltd.	30,000	167,777
	Nissho Electronics Corp.	81,600	514,080
	Nohmi Bosai, Ltd.	191,000	1,205,295
	NS Solutions Corp.	38,600	1,120,324
	NSD Co., Ltd.	178,600	2,583,661
	Okaya Electric Industries Co., Ltd.	73,000	529,993
# *	Oki Electric Industry Co., Ltd.	1,850,000	3,154,502
	Ono Sokki Co., Ltd.	105,000	677,247
	Origin Electric Co., Ltd.	107,000	602,131
#	Osaki Electric Co., Ltd.	131,000	679,076
	PCA Corp.	17,500	167,767
# *	Pixela Corp.	33,000	123,335
*	Pulstec Industrial Co., Ltd.	21,200	32,404
	Ricoh Elemex Corp.	77,000	639,340
	Rikei Corp.	22,500	50,054
	Riken Keiki Co., Ltd.	79,900	657,436
	Roland DG Corp.	61,400	3,134,111
	Ryoden Trading Co., Ltd.	155,000	1,201,030
	Ryosan Co., Ltd.	128,300	3,312,067
	Ryoyo Electro Corp.	110,900	1,649,215
#	Sanken Electric Co., Ltd.	267,000	1,422,116

21

	Sanko Co., Ltd.	22,000	108,982
	Sanshin Electronics Co., Ltd.	111,000	1,487,369
#	Satori Electric Co., Ltd.	57,880	686,247
	Saxa Holdings, Inc.	194,000	348,933
	Sekonic Corp.	36,000	120,971
	Shindengen Electric Manufacturing Co., Ltd.	304,000	917,666
#	Shinkawa, Ltd.	70,200	1,063,978
	Shinko Shoji Co., Ltd.	78,000	906,808
	Shizuki Electric Co., Inc.	103,000	369,600
	Siix Corp.	43,000	1,145,207
	SMK Corp.	272,000	2,299,002
	Sokkisha Co., Ltd.	107,000	431,182
#	Sorun Corp.	95,100	532,446
*	SPC Electronics Corp.	48,200	96,882
	SRA Holdings	51,000	871,989
	Star Micronics Co., Ltd.	114,100	3,030,368
#	Sumida Corp.	67,949	993,896
#	Sumisho Computer Systems Corp.	172,700	2,808,461
#	SUNX, Ltd.	120,600	833,857
	SystemPro Co., Ltd.	348	265,806
	Tachibana Eletech Co., Ltd.	64,100	598,280
#	Tamura Corp.	260,000	1,459,433
# *	Teac Corp.	872,000	766,808
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	666,416
#	TIS, Inc.	158,600	3,150,747
	TKC Corp.	103,300	1,837,189
# *	Toko, Inc.	309,000	634,786
	Tokyo Denpa Co., Ltd.	24,900	298,763
	Tokyo Electron Device, Ltd.	361	633,459
#	Tokyo Seimitsu Co., Ltd.	68,400	1,744,375
#	Tomen Electronics Corp.	51,900	670,561
#	Tose Co., Ltd.	23,100	253,327
	Totoku Electric Co., Ltd.	129,000	169,892
	Toukei Computer Co., Ltd.	28,410	411,970
	Towa Corp.	74,800	757,676
#	Toyo Corp.	113,600	1,497,586
#	Trans Cosmos, Inc.	167,900	1,686,111
	Trinity Industrial Corp.	56,000	349,876
	Tsuzuki Densan Co., Ltd.	22,500	84,987
#	Uniden Corp.	221,000	1,325,254
# *	Union Holdings Co., Ltd.	148,000	183,946
	XNET Corp.	91	113,267
	Yamaichi Electronics Co., Ltd.	64,400	257,470
	Yaskawa Information Systems Corp.	40,000	158,642
	Ye Data, Inc.	43,000	81,835
#	Yokowo Co., Ltd.	71,300	454,454
#	Zuken, Inc.	97,700	1,072,403
Total Information Technology			184,155,698

Materials — (8.4%)
	Achilles Corp.	688,000	1,008,350
	Adeka Corp.	359,000	3,804,224
	Agro-Kanesho Co., Ltd.	7,000	53,335
#	Aichi Steel Corp.	376,000	2,101,935
	Arakawa Chemical Industries, Ltd.	69,500	758,098

22

	Aronkasei Co., Ltd.	127,000	542,536
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	1,051,610
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	858,196
	Chugai Mining Co., Ltd.	875,900	326,414
	Chugoku Marine Paints, Ltd.	238,000	2,660,057
#	Chugokukogyo Co., Ltd.	105,000	119,671
*	Co-Op Chemical Co., Ltd.	163,000	184,286
#	Dai Nippon Toryo, Ltd.	501,000	699,617
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	465,428
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	305,601
#	Daiken Corp.	450,000	1,221,008
#	Daiki Aluminium Industry Co., Ltd.	148,000	556,905
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,467,102
#	Daio Paper Corp.	446,000	3,897,676
#	Daiso Co., Ltd.	383,000	1,360,118
	DC Co., Ltd.	117,000	392,252
	Dijet Industrial Co., Ltd.	81,000	161,030
	Dynapac Co., Ltd.	25,000	85,750
	FP Corp.	77,300	2,655,510
#	Fujikura Kasei Co., Ltd.	97,000	835,342
	Fumakilla, Ltd.	87,000	245,470
	Godo Steel, Ltd.	556,000	1,636,478
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	645,135
	Harima Chemicals, Inc.	80,000	408,051
#	Hodogaya Chemical Co., Ltd.	288,000	774,248
	Hokkan Holdings, Ltd.	215,000	676,152
	Hokko Chemical Industry Co., Ltd.	90,000	328,561
#	Hokuetsu Paper Mills, Ltd.	658,000	3,104,400
	Hokushin Co., Ltd.	64,000	188,450
	Honshu Chemical Industry Co., Ltd.	35,000	190,375
	Ihara Chemical Industry Co., Ltd.	155,000	362,943
#	ISE Chemicals Corp.	88,000	773,053
*	Ishihara Sangyo Kaisha, Ltd.	1,327,500	2,132,160
#	Ishii Iron Works Co., Ltd.	110,000	226,240
	Japan Carlit Co., Ltd.	59,800	293,326
#	JSP Corp.	109,600	1,156,035
#	Kanto Denka Kogyo Co., Ltd.	198,000	1,159,005
	Kasei (C.I.) Co., Ltd.	119,000	322,270
	Katakura Chikkarin Co., Ltd.	43,000	114,648
	Kawasaki Kasei Chemicals, Ltd.	121,000	224,577
# *	Kishu Paper Co., Ltd.	267,000	391,903
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,203,042
#	Kohsoku Corp.	64,500	384,090
	Konishi Co., Ltd.	69,300	618,181
	Kumiai Chemical Industry Co., Ltd.	296,000	527,768
	Kureha Corp.	660,000	3,503,398
#	Kurimoto, Ltd.	458,000	899,119
#	Kurosaki Harima Corp.	293,000	835,279
#	Lintec Corp.	46,400	741,385
#	MEC Co., Ltd.	62,800	660,936
	Mesco, Inc.	30,000	189,612
	Mitsubishi Paper Mills, Ltd.	1,124,000	2,550,798
	Mitsubishi Shindoh Co., Ltd.	200,000	560,459
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	2,279,745
# *	Mitsui Mining Co., Ltd.	793,500	2,829,689

23

#	Mory Industries, Inc.	154,000	553,462
#	Nakabayashi Co., Ltd.	185,000	344,496
	Nakayama Steel Works, Ltd.	454,000	1,005,702
#	Neturen Co., Ltd., Tokyo	158,000	1,984,148
	Nichia Steel Works, Ltd.	179,900	686,172
#	Nichireki Co., Ltd.	96,000	313,612
	Nifco, Inc.	171,000	4,197,452
	Nihon Kagaku Sangyo Co., Ltd.	81,000	628,492
#	Nihon Matai Co., Ltd.	111,000	174,760
#	Nihon Nohyaku Co., Ltd.	224,000	1,484,931
	Nihon Parkerizing Co., Ltd.	235,000	3,363,342
	Nihon Seiko Co., Ltd.	18,000	45,405
*	Nippon Carbide Industries Co., Inc.	201,000	435,289
	Nippon Chemical Industrial Co., Ltd.	288,000	787,759
#	Nippon Chutetsukan K.K.	97,000	171,097
# *	Nippon Chuzo K.K.	136,000	239,944
#	Nippon Concrete Industries Co., Ltd.	157,000	326,821
	Nippon Denko Co., Ltd.	382,000	2,849,901
	Nippon Fine Chemical Co., Ltd.	93,000	670,758
	Nippon Foil Mfg., Co., Ltd.	51,000	84,160
#	Nippon Kasei Chemical Co., Ltd.	364,000	758,841
#	Nippon Kinzoku Co., Ltd.	227,000	650,962
#	Nippon Koshuha Steel Co., Ltd.	449,000	963,047
	Nippon Light Metal Co., Ltd.	846,000	1,505,657
#	Nippon Metal Industry Co., Ltd.	608,000	1,975,940
#	Nippon Paint Co., Ltd.	798,000	4,287,268
	Nippon Pigment Co., Ltd.	43,000	161,951
#	Nippon Pillar Packing Co., Ltd.	85,000	561,483
	Nippon Soda Co., Ltd.	539,000	2,349,786
#	Nippon Valqua Industries, Ltd.	321,000	1,090,278
	Nippon Yakin Kogyo Co., Ltd.	406,000	3,435,175
	Nittetsu Mining Co., Ltd.	288,000	2,116,979
	Nitto FC Co., Ltd.	72,000	376,185
	NOF Corp.	719,000	2,912,885
#	Okamoto Industries, Inc.	412,000	1,330,023
#	Okura Industrial Co., Ltd.	216,000	537,572
	Osaka Organic Chemical Industry, Ltd.	67,700	349,848
	Osaka Steel Co., Ltd.	151,000	2,090,646
	Riken Technos Corp.	202,000	558,240
#	S Science Co., Ltd.	3,265,000	473,544
#	S.T. Chemical Co., Ltd.	102,700	1,301,246
	Sakai Chemical Industry Co., Ltd.	364,000	1,626,996
	Sakata INX Corp.	219,000	1,178,140
	Sanyo Chemical Industries, Ltd.	410,000	2,362,080
#	Sanyo Special Steel Co., Ltd.	582,000	4,070,941
	Sekisui Plastics Co., Ltd.	352,000	1,123,091
	Shikoku Chemicals Corp.	207,000	1,004,761
	Shinagawa Refractories Co., Ltd.	229,000	803,509
#	Shin-Etsu Polymer Co., Ltd.	286,100	2,161,961
	Shinko Wire Co., Ltd.	189,000	366,314
	Showa Tansan Co., Ltd.	49,000	150,303
	Somar Corp.	43,000	158,238
#	Stella Chemifa Corp.	43,200	1,023,801
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	2,052,004
	Sumitomo Osaka Cement Co., Ltd.	636,000	1,275,999

24

	Sumitomo Pipe & Tube Co., Ltd.	111,000	881,853
	Sumitomo Seika Chemicals Co., Ltd.	244,000	1,097,611
#	Taisei Lamick Co., Ltd.	18,900	413,941
	Takasago International Corp.	348,000	2,603,465
	Takiron Co., Ltd.	249,000	619,452
	Tayca Corp.	154,000	471,935
	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	1,997,256
#	The Pack Corp.	67,900	1,104,168
# *	Titan Kogyo Kabushiki Kaisha	59,000	99,771
	Toagosei Co., Ltd.	921,000	3,044,684
	Toda Kogyo Corp.	162,000	698,416
	Tohcello Co., Ltd.	119,000	813,984
#	Toho Zinc Co., Ltd.	436,000	3,031,706
# *	Tokushu Tokai Holdings Co., Ltd.	518,580	1,154,226
#	Tokyo Ohka Kogyo Co., Ltd.	114,900	2,592,704
#	Tokyo Rope Manufacturing Co., Ltd.	572,000	1,101,510
	Tokyo Tekko Co., Ltd.	162,000	768,349
	Tomoegawa Paper Co., Ltd.	125,000	332,097
	Tomoku Co., Ltd.	302,000	630,602
	Topy Industries, Ltd.	768,000	2,061,429
	Toyo Ink Manufacturing Co., Ltd.	555,000	1,884,512
	Toyo Kohan Co., Ltd.	335,000	1,795,901
	TYK Corp.	145,000	290,565
#	Ube Material Industries, Ltd.	282,000	924,301
	Wood One Co., Ltd.	173,000	971,452
	Yamamura Glass Co., Ltd.	369,000	845,070
	Yodogawa Steel Works, Ltd.	657,000	3,584,856
	Yuki Gosei Kogyo Co., Ltd.	49,000	138,375
#	Yushiro Chemical Industry Co., Ltd.	53,000	942,416
Total Materials			167,099,036

Utilities — (0.5%)
#	Hokkaido Gas Co., Ltd.	215,000	564,712
	Hokuriku Gas Co., Ltd.	99,000	273,233
#	Okinawa Electric Power Co., Ltd.	61,171	3,304,083
#	Saibu Gas Co., Ltd.	1,331,000	3,291,624
	Shizuoka Gas Co., Ltd.	265,000	1,348,325
	Tokai Corp.	265,000	989,859
Total Utilities			9,771,836

TOTAL COMMON STOCKS			1,495,534,944

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $930,000 FNMA 5.58%, 03/25/37, valued at $683,309) to be repurchased at $673,249	$673	673,000

25

		Face
		Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (24.7%)
@	Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $51,900,287 FNMA 5.500%, 06/01/37 & 6.000%, 01/01/37, valued at $51,000,001) to be repurchased at $50,019,292	$50,000	$50,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $43,996,497 FHLMC 5.000%, 05/01/36 & 5.000%, 03/01/37, valued at $41,166,352) to be repurchased at $40,374,740	40,359	40,359,168
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $571,743,348 FHLMC, rates ranging from 5.500% to 6.500%, maturities ranging from 10/01/22 to 10/01/27 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 05/01/19 to 11/01/37, valued at $409,776,299) to be repurchased at $401,892,339	401,737	401,737,335

TOTAL SECURITIES LENDING COLLATERAL			492,096,503

TOTAL INVESTMENTS - (100.0%) (Cost $2,055,755,063)			$1,988,304,447

See accompanying Notes to Financial Statements.

26

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

AUSTRALIA — (44.4%)
COMMON STOCKS — (44.4%)
	A.I., Ltd.	173,083	$42,930
#	ABB Grain, Ltd.	730,107	5,418,163
*	Adacel Technologies, Ltd.	113,249	67,883
*	Adamus Resources, Ltd.	532,491	326,898
#	ADCorp Australia, Ltd.	229,411	80,417
	Adelaide Brighton, Ltd.	2,191,287	6,978,122
# *	Admiralty Resources NL	3,945,183	1,590,499
	Adtrans Group, Ltd.	32,047	147,100
# *	AED Oil, Ltd.	417,895	1,596,605
	Aevum, Ltd.	393,598	988,252
*	Agenix, Ltd.	707,478	103,836
# *	Aim Resources, Ltd.	4,675,484	770,433
*	Ainsworth Game Technology, Ltd.	393,653	107,487
	AJ Lucas Group, Ltd.	214,698	704,966
*	Alchemia, Ltd.	565,630	336,400
#	Alesco Corp., Ltd.	307,036	2,722,754
*	Alkane Resources, Ltd.	782,100	215,492
# *	Allegiance Mining NL	2,762,269	1,655,959
# *	Alliance Resources, Ltd.	1,027,029	1,332,311
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	122,344
*	Amadeus Energy, Ltd.	819,137	537,272
	Amalgamated Holdings, Ltd.	370,491	2,155,070
	Amcom Telecommunications, Ltd.	1,135,725	215,706
	Ammtec, Ltd.	8,165	29,088
*	Andean Resources, Ltd.	1,528,898	2,457,408
*	Anglo Australian Resources NL	1,799,335	153,540
	Ansell, Ltd.	735,509	7,519,974
# *	Antares Energy, Ltd.	627,352	253,884
# *	Anzon Australia, Ltd.	1,313,500	1,839,944
	AP Eagers, Ltd.	34,403	465,167
#	APA Group	1,859,764	6,066,245
# *	Aquila Resources, Ltd.	463,160	3,773,609
# *	Arana Therapeutics, Ltd.	686,367	698,498
#	ARB Corporation, Ltd.	311,295	1,164,640
# *	ARC Energy, Ltd.	1,435,827	1,779,125
	Ariadne Australia, Ltd.	291,838	149,403
# *	Arrow Energy NL	2,520,200	6,867,628
#	ASG Group, Ltd.	167,393	265,113
*	Asian Pacific, Ltd.	124,219	10,364
#	Aspen Group	998,011	2,426,759
#	Astron, Ltd.	75,215	162,077
	Atlas Group Holding, Ltd.	469,001	304,905
#	Atlas South Sea Pearl, Ltd.	82,585	28,556
*	Aurora Oil and Gas, Ltd.	589,181	239,681

1

	Ausdrill, Ltd.	631,738	1,326,951
	Ausmelt, Ltd.	44,782	55,028
#	Austal, Ltd.	791,629	1,865,305
# *	Austar United Communications, Ltd.	5,107,520	7,060,198
	Austereo Group, Ltd.	1,574,384	3,422,580
*	Austpac Resources NL	2,298,702	234,478
	Australand Property Group	256,885	544,885
#	Australian Agricultural Co., Ltd.	1,071,549	3,213,403
#	Australian Infrastructure Fund	1,930,563	5,638,865
# *	Australian Pharmaceutical Industries, Ltd.	1,073,604	1,762,579
*	Australian Worldwide Exploration, Ltd.	2,309,549	6,936,609
*	Auto Group, Ltd.	41,309	—
#	Automotive Holdings Group	159,878	538,545
# *	Autron Corporation, Ltd.	989,247	67,708
*	Avexa, Ltd.	167,778	84,810
#	AVJennings, Ltd.	935,484	958,531
#	AWB, Ltd.	1,445,326	3,507,900
# *	Babcock & Brown Communities, Ltd.	2,830,777	2,453,436
# *	Babcock & Brown Environmental Investments, Ltd.	534,224	231,087
*	Ballarat South Gold, Ltd.	1,996	15,907
#	Bank of Queensland, Ltd.	533,264	8,598,824
#	Beach Petroleum, Ltd.	4,600,716	5,863,973
*	Beaconsfield Gold NL	89,078	20,350
# *	Becton Property Group	738,481	3,135,610
# *	Bemax Resources, Ltd.	3,453,449	733,486
#	Bendigo Bank, Ltd. (6091280)	723,717	11,093,251
*	Bendigo Bank, Ltd. (B29HBV3)	476,879	7,075,429
# *	Bendigo Mining, Ltd.	2,274,874	668,690
	Beyond International, Ltd.	61,256	75,738
# *	Biota Holdings, Ltd.	940,673	1,065,302
	Blackmores, Ltd.	67,950	1,322,010
*	Blina Diamonds, Ltd.	15,073	2,818
*	BMA Gold, Ltd.	710,924	65,925
# *	Bolnisi Gold NL	1,170,501	3,324,932
#	Boom Logistics, Ltd.	859,852	1,645,232
# *	Boulder Steel, Ltd.	1,667,795	468,050
# *	BQT Solutions, Ltd.	659,898	100,166
	Bradken, Ltd.	502,909	6,035,808
*	Breakaway Resporces. Ltd.	692,280	385,039
#	Brickworks, Ltd.	89,991	1,064,953
	BSA, Ltd.	468,015	287,635
#	Cabcharge Australia, Ltd.	507,952	4,958,168
*	Calliden Group, Ltd.	633,393	302,645
#	Campbell Brothers, Ltd.	235,374	7,008,980
	Candle Australia, Ltd.	246,922	518,176
*	Cape Range Wireless, Ltd.	3,581,304	12,651
# *	Capral Aluminium, Ltd.	743,515	234,597
	Cardno, Ltd.	229,725	1,566,066
# *	Carnarvon Petroleum, Ltd.	2,969,176	1,272,920
*	Carnegie Corp., Ltd.	706,760	109,851
	Cash Converters International, Ltd.	1,086,054	384,233
# *	CBH Resources, Ltd.	3,703,116	1,963,758
	CDS Technologies, Ltd.	13,276	11,138
#	CEC Group, Ltd.	181,927	395,149
#	Cedar Woods Properties, Ltd.	92,313	406,993

2

*	Cellestis, Ltd.	395,742	873,822
*	Cellnet Group, Ltd.	154,345	75,410
# *	Centamin Egypt, Ltd.	1,755,553	2,217,572
#	Centennial Coal Co., Ltd.	1,430,060	5,960,721
*	Ceramic Fuel Cells, Ltd.	1,152,980	719,736
	Chandler Macleod, Ltd.	86,879	68,717
#	Charter Hall Group	1,574,378	3,710,106
*	Chemeq, Ltd.	166,742	12,222
# *	ChemGenex Pharmaceuticals, Ltd.	576,457	544,260
*	Circadian Technologies, Ltd.	64,591	68,630
# *	Citigold Corp., Ltd.	3,037,923	1,248,016
#	City Pacific, Ltd.	664,429	2,157,686
*	Clinical Cell Culture, Ltd.	295,955	8,063
# *	Clinuvel Pharmaceuticals, Ltd.	1,128,482	408,992
	Clive Peeters, Ltd.	23,012	34,360
# *	Clough, Ltd.	2,019,486	1,473,895
*	Clover Corp., Ltd.	269,348	35,742
	CMI, Ltd.	81,810	112,011
*	CO2 Group, Ltd.	780,559	427,929
#	Coates Hire, Ltd.	1,227,266	7,108,082
	Codan, Ltd.	142,942	112,810
#	Coffey International, Ltd.	511,453	1,797,725
	Collection House, Ltd.	385,044	239,771
#	Commander Communications, Ltd.	929,503	263,860
# *	Compass Resources NL	523,704	1,473,231
*	ComTel Corp., Ltd.	2,410,294	40,840
*	Coneco, Ltd.	27,850	5,958
#	ConnectEast Group	6,458,097	9,638,821
# *	Conquest Mining, Ltd.	1,039,761	638,618
#	Consolidated Minerals, Ltd.	833,699	3,609,598
#	Consolidated Rutile, Ltd.	1,468,122	673,941
*	Coplex Resources NL	231,400	18,392
# *	Copperco, Ltd.	1,811,991	1,415,474
#	Corporate Express Australia, Ltd.	743,408	4,137,474
#	Count Financial, Ltd.	1,080,892	2,740,213
	Coventry Group, Ltd.	136,019	431,157
#	CP1, Ltd.	471,500	254,878
*	CPI Group, Ltd.	68,585	29,261
	Crane Group, Ltd.	340,809	5,039,487
#	Credit Corp. Group, Ltd.	191,655	889,509
*	Crescent Gold, Ltd.	1,124,856	416,748
*	Croesus Mining NL	58,537	213,250
# *	CuDeco, Ltd.	419,252	1,415,148
# *	Cue Energy Resources, Ltd.	452,354	90,184
# *	Customers, Ltd.	5,543,725	885,124
*	Cytopia, Ltd.	187,724	95,267
	Danks Holdings, Ltd.	10,425	73,051
	Data#3, Ltd.	5,572	37,923
#	David Jones, Ltd.	2,333,382	10,347,237
# *	Deep Yellow, Ltd.	5,006,288	1,605,879
#	Devine, Ltd.	721,548	863,912
# *	Dioro Exploration NL (6482044)	178,366	283,526
*	Dioro Exploration NL (B24HVF2)	92,486	16,336
	DKN Financial Group, Ltd.	916	1,253
#	Dominion Mining, Ltd.	448,179	1,906,513

3

	Downer EDI, Ltd.	1,571,249	6,853,889
*	Dragon Mining, Ltd.	1,665,100	194,015
*	Drillsearch Energy, Ltd.	2,197,169	234,867
#	DUET Group	2,936,441	8,757,139
	Dyno Nobel, Ltd.	3,942,400	8,595,207
# *	Eastern Star Gas, Ltd.	2,177,532	838,658
*	Ellex Medical Lasers, Ltd.	162,000	122,115
# *	Emporer Mines, Ltd.	1,284,668	80,210
#	Energy Developments, Ltd.	619,845	1,973,413
# *	Energy World Corp., Ltd.	4,711,617	4,213,427
*	engin, Ltd.	674,773	71,798
#	Envestra, Ltd.	3,694,627	3,221,190
*	Envirozel, Ltd.	710,966	359,005
#	Equigold NL	747,635	2,086,189
# *	ERG, Ltd.	3,388,940	265,844
# *	Espreon, Ltd.	178,000	89,745
#	Euroz, Ltd.	4,019	18,127
# *	Falcon Minerals, Ltd.	595,369	150,246
	Fantastic Holdings, Ltd.	363,333	1,370,315
	Felix Resources, Ltd.	790,316	5,608,676
*	Fig Tree Developments, Ltd.	20,365	4,105
*	First Australian Resources, Ltd.	1,610,976	185,843
#	FKP Property Group	1,209,044	7,830,984
#	Fleetwood Corp., Ltd.	249,410	2,367,084
#	Flight Centre, Ltd.	350,031	9,087,454
	Forest Enterprises Australia, Ltd.	1,513,062	850,615
*	Forge Group, Ltd.	170,828	212,541
#	Funtastic, Ltd.	678,385	409,079
*	Fusion Resources, Ltd.	7,950	6,906
#	Futuris Corp., Ltd.	3,100,588	5,822,185
*	Gale Pacific, Ltd.	125,851	53,732
	Gazal Corp., Ltd.	104,542	201,390
# *	Genetic Technologies, Ltd.	830,383	114,308
# *	Geodynamics, Ltd.	787,668	1,414,508
# *	Gindalbie Metals, Ltd.	1,817,381	2,158,977
# *	Giralia Resources NL	599,030	828,453
*	Glengarry Resources, Ltd.	768,955	127,228
*	Globe International, Ltd.	88,283	90,013
*	Golden Gate Petroleum, Ltd.	797,686	247,342
*	Goldsearch, Ltd.	1,044,199	86,572
*	Goldstream Mining NL	564,840	330,631
	Gowing Bros., Ltd.	79,311	267,261
#	Graincorp, Ltd. Series A	240,483	1,990,036
# *	Grange Resources, Ltd.	422,979	940,986
	GRD, Ltd.	868,801	1,612,848
#	Great Southern, Ltd.	1,324,686	2,530,672
#	GUD Holdings, Ltd.	370,273	3,570,730
#	Gunns, Ltd.	1,892,783	6,377,991
*	GVM Metals, Ltd.	161,382	259,022
#	GWA International, Ltd.	1,166,276	3,910,904
	Hastie Group, Ltd.	471,007	1,878,865
*	Havilah Resources NL	280,570	431,882
#	Healthscope, Ltd.	1,017,571	4,915,299
# *	Herald Resources, Ltd.	872,076	1,196,917
# *	Heron Resources, Ltd.	673,833	816,553

4

	HGL, Ltd.	99,995	201,924
# *	Highlands Pacific, Ltd.	2,651,500	374,358
#	Hills Industries, Ltd.	745,813	4,220,577
#	Home Building Society, Ltd.	130,458	2,041,886
# *	Horizon Oil, Ltd.	3,227,717	1,001,221
# *	Housewares International, Ltd.	521,039	1,018,124
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	322,968
*	Hyro, Ltd.	1,500,097	258,311
#	IBA Health, Ltd.	2,008,834	1,687,569
*	ICSGlobal, Ltd.	177,934	36,437
	IDT Australia, Ltd.	82,205	173,112
#	iiNet, Ltd.	487,339	881,168
#	Iluka Resources, Ltd.	1,247,800	4,775,703
#	Imdex, Ltd.	812,684	1,754,092
*	Imugene, Ltd.	474,785	62,602
	Incitec Pivot, Ltd.	218,180	17,572,572
#	Independence Group NL	518,674	3,782,855
*	Independent Practitioner Network, Ltd.	457,414	105,551
*	Indo Mines, Ltd.	108,199	125,015
# *	Indophil Resources NL	1,510,858	1,256,229
#	Industrea, Ltd.	2,956,173	1,977,677
#	Infomedia, Ltd.	1,375,074	634,837
	Integrated Research, Ltd.	261,513	91,198
*	Intellect Holdings, Ltd.	48,362	3,497
*	Intermoco, Ltd.	2,462,900	109,670
*	Intrepid Mines, Ltd.	320,115	84,972
*	Investika, Ltd.	3,500	13,901
#	Invocare, Ltd.	489,256	3,007,450
#	IOOF Holdings, Ltd.	317,638	2,520,660
#	Iress Market Technology, Ltd.	518,955	3,940,362
*	Ixla, Ltd.	89,921	1,826
# *	Jabiru Metals, Ltd.	1,898,193	2,307,083
#	JB Hi-Fi, Ltd.	516,355	7,421,459
*	Jervois Mining, Ltd.	3,501,013	61,887
	Jubilee Mines NL	494,194	10,101,311
*	Jumbuck Entertainment, Ltd.	7,000	5,309
#	Just Group, Ltd.	911,500	4,272,185
	K&S Corp., Ltd.	149,522	463,470
#	Kagara Zinc, Ltd.	831,710	4,738,477
*	Keycorp, Ltd.	215,466	61,897
# *	Kimberley Diamond Co. NL	1,696,958	1,044,706
# *	Kings Minerals NL	1,634,196	898,261
# *	Kingsgate Consolidated, Ltd.	379,955	1,652,689
	Kresta Holdings, Ltd.	507,262	134,349
*	Lafayette Mining, Ltd.	1,963,956	27,751
*	Lakes Oil NL	11,368,868	90,652
*	Lednium, Ltd.	195,019	13,778
	Lemarne Corp., Ltd.	30,790	91,070
*	Leyshon Resources, Ltd.	103,357	63,780
# *	Life Therapeutics, Ltd.	393,649	122,797
	Lighting Corp., Ltd.	180,200	157,462
*	Longreach Group, Ltd.	92,007	2,122
	Lycopodium, Ltd.	45,700	193,403
# *	Lynas Corp., Ltd.	2,473,985	2,261,998
#	MacArthur Coal, Ltd.	764,173	6,097,719

5

#	MacMahon Holdings, Ltd.	2,415,280	4,185,160
# *	Macmin Silver, Ltd.	2,087,514	424,815
#	Macquarie Media Group, Ltd.	864,252	3,291,109
*	Macquarie Telecom Group, Ltd.	35,019	32,356
# *	Marion Energy, Ltd.	1,131,083	987,865
	Maryborough Sugar Factory, Ltd.	2,560	5,684
	MaxiTRANS Industries, Ltd.	786,246	432,298
# *	McGuigan Simeon Wines, Ltd.	528,112	751,315
	McMillan Shakespeare, Ltd	194,418	730,449
	McPherson’s, Ltd.	299,138	976,094
*	Mega Uranium	48,090	268,161
#	Melbourne IT, Ltd.	362,091	1,096,547
*	Mercury Mobility, Ltd.	232,538	59,556
#	Mermaid Marine Australia, Ltd.	671,857	1,160,396
*	Metabolic Pharmaceuticals, Ltd.	1,162,738	48,299
# *	Metal Storm, Ltd.	2,280,892	210,197
#	MFS Living and Leisure Group	612,226	489,264
#	MFS, Ltd.	674,980	2,922,018
# *	Midwest Corp., Ltd.	926,668	3,353,330
*	Mikoh Corp., Ltd.	611,820	419,170
	Mincor Resources NL	966,747	3,859,285
# *	Mineral Deposits, Ltd.	1,692,957	1,963,435
	Mitchell Communications Group, Ltd.	1,108,939	1,149,221
*	Molopo Australia, Ltd.	568,933	437,245
#	Monadelphous Group, Ltd.	354,390	4,595,027
*	Morning Star Gold NL	25,000	7,564
	Mortgage Choice, Ltd.	529,000	1,072,567
*	Mosaic Oil NL	1,892,182	200,616
# *	Mount Gibson Iron, Ltd.	3,240,121	7,542,313
# *	Murchison Metals, Ltd.	1,368,522	4,864,911
# *	Murchison United NL	850,000	87,104
*	MXL, Ltd.	2,132,080	58,560
#	MYOB, Ltd.	1,540,742	1,871,449
	Namoi Cotton Cooperative, Ltd.	196,490	73,263
	National Can Industries, Ltd.	97,017	182,230
	National Hire Group, Ltd.	102,000	242,288
#	Navitas, Ltd.	1,153,075	2,134,628
#	New Hope Corp., Ltd.	3,651,457	7,688,886
# *	Nexus Energy, Ltd.	2,385,311	3,584,263
# *	Nido Petroleum, Ltd.	3,907,766	949,812
*	North Australian Diamonds, Ltd.	3,646,488	90,977
# *	Novogen, Ltd.	391,594	477,172
#	Nufarm, Ltd.	424,178	6,306,474
*	NuSep, Ltd.	17,442	2,681
# *	Nylex, Ltd.	173,801	366,682
#	Oakton, Ltd.	386,916	2,106,913
# *	Oceana Gold Corp.	435,555	1,052,539
# *	Orbital Corp., Ltd.	2,045,099	508,204
	OrotonGroup, Ltd.	79,968	290,845
#	Over Fifty Group, Ltd.	38,567	80,920
	Pacific Brands, Ltd.	2,646,694	7,322,544
# *	Pan Australian Resources, Ltd.	6,231,776	5,576,858
# *	Pan Pacific Petroleum NL	2,658,114	531,862
*	Panbio, Ltd.	58,078	32,738
	Paperlinx, Ltd.	2,344,452	5,048,540

6

*	Payce Consolidated, Ltd.	29,670	70,224
#	PCH Group, Ltd.	735,492	904,591
#	Peet, Ltd.	995,660	3,646,676
	Perilya, Ltd.	912,675	2,409,834
# *	Perseverance Corp., Ltd.	2,968,383	516,341
*	Petra Diamonds, Ltd.	65,193	217,059
# *	Petsec Energy, Ltd.	639,916	924,241
# *	Pharmaxis, Ltd.	834,099	3,057,495
#	Photon Group, Ltd.	230,372	1,345,942
*	Planet Gas, Ltd.	735,200	111,482
*	Plantcorp NL	4,329	—
*	Platinum Australia, Ltd.	849,581	1,870,958
	PMP, Ltd.	1,532,051	2,475,419
*	Polartechnics, Ltd.	475,707	181,588
#	Port Bouvard, Ltd.	794,505	1,421,446
# *	Portman, Ltd.	629,506	6,223,314
# *	Poseidon Nickel, Ltd.	670,939	708,014
	PPK Group, Ltd.	99,965	72,666
*	Prana Biotechnology, Ltd.	195,424	43,608
# *	Precious Metals Australia, Ltd.	403,073	705,040
#	Primary Health Care, Ltd.	579,048	6,353,132
#	Prime Television, Ltd.	421,327	1,384,935
# *	Progen Pharmaceuticals, Ltd.	190,880	450,509
	Programmed Maintenance Service, Ltd.	406,502	1,862,083
# *	pSvida, Ltd.	1,918,197	162,190
#	Ramsay Health Care, Ltd.	596,658	5,799,579
	Raptis Group, Ltd.	12,000	12,218
	RCR Tomlinson, Ltd.	542,680	1,162,279
	Reckon, Ltd.	141,500	165,816
#	Redflex Holdings, Ltd.	370,671	1,074,200
	Reece Australia, Ltd.	251,463	6,225,973
*	Renison Consolidated Mines NL	1,364,371	55,334
*	Repcol, Ltd.	554,848	49,001
# *	Resolute Mining, Ltd.	1,235,291	1,913,627
# *	Resource Pacific Holdings, Ltd.	1,191,832	2,481,264
#	Reverse Corp., Ltd.	236,664	893,929
#	Ridley Corp., Ltd.	1,224,862	1,257,396
# *	Riversdale Mining, Ltd.	804,086	7,046,244
# *	Roc Oil Co., Ltd.	1,536,896	4,097,163
	Rock Building Society, Ltd.	25,092	109,062
	Ross Human Directions, Ltd.	143,511	71,402
#	Ruralco Holdings, Ltd.	69,600	254,515
#	SAI Global, Ltd.	678,767	1,720,006
*	Salinas Energy, Ltd.	865,265	459,139
#	Sally Malay Mining, Ltd.	840,477	3,841,877
#	Salmat, Ltd.	761,346	2,736,756
*	Samson Oil & Gas, Ltd.	677,329	114,148
	Schaffer Corp., Ltd.	33,766	277,864
	SDI, Ltd.	374,482	133,165
	Seek, Ltd.	639,269	4,483,173
#	Select Harvests, Ltd.	179,659	1,254,649
# *	Senetas Corp., Ltd.	1,846,596	151,199
#	Servcorp, Ltd.	288,950	1,322,799
#	Service Stream, Ltd.	735,094	1,316,447
*	Shield Mining, Ltd.	72,292	18,017

7

	Sigma Pharmaceuticals, Ltd.	600,000	869,064
# *	Silex System, Ltd.	590,711	3,742,281
# *	Sino Gold Mining, Ltd.	722,503	4,483,400
*	Sino Strategic International, Ltd.	130,864	122,038
*	Sipa Resources International NL	250,000	25,310
# *	Sirtex Medical, Ltd.	216,786	955,873
#	Skilled Group, Ltd.	432,647	2,066,574
#	SMS Management & Technology, Ltd.	292,441	1,879,756
*	Southern Pacific Petroleum NL	698,740	—
#	SP Telemedia, Ltd.	1,630,898	549,098
	Specialty Fashion Group, Ltd.	807,082	1,073,664
*	Sphere Investments, Ltd. (6162272)	544,213	1,654,804
*	Sphere Investments, Ltd. (B1X1CW2)	7,555	—
#	Spotless Group, Ltd.	904,373	3,649,650
*	ST Synergy, Ltd.	33,420	16,233
# *	St. Barbara, Ltd.	3,302,450	2,284,485
	Staging Connections Group, Ltd.	307,232	271,719
*	Starpharma Holdings, Ltd.	497,958	174,231
#	Straits Resources, Ltd.	799,500	4,665,771
*	Strategic Minerals Corp. NL	358,100	21,258
	Structural Systems, Ltd.	177,188	574,987
	Stuart Petroleum, Ltd.	201,731	205,219
#	STW Communications Group, Ltd.	865,493	1,894,671
*	Sundance Resources, Ltd.	5,993,157	2,677,469
#	Sunland Group, Ltd.	1,328,124	4,853,625
	Super Cheap Auto Group, Ltd.	531,010	2,048,821
#	Sydney Attractions Group, Ltd.	83,777	481,292
*	Symex Holdings, Ltd.	355,611	184,575
	Talent2 International, Ltd.	474,826	1,220,348
# *	Tamaya Resources, Ltd.	4,860,972	1,080,475
*	Tandou, Ltd.	10,230	3,588
*	Tap Oil, Ltd.	721,216	1,588,141
#	Tassal Group, Ltd.	524,293	1,758,722
	Technology One, Ltd.	1,346,767	1,315,343
#	Ten Network Holdings, Ltd.	1,658,273	4,092,080
	TFS Corp., Ltd.	817,667	700,026
	Thakral Holdings Group	2,527,142	2,485,462
	The Reject Shop, Ltd.	114,737	1,318,091
#	Timbercorp, Ltd.	1,291,189	1,972,534
*	TNG, Ltd.	577,349	237,839
*	Tooth & Co., Ltd.	153,000	14,323
*	Tower Australia Group, Ltd.	626,340	1,487,810
*	Tox Free Solutions, Ltd.	303,107	647,552
#	Transfield Services, Ltd.	768,280	10,484,904
#	Troy Resources NL	269,313	765,072
	Trust Co., Ltd.	80,260	832,127
*	Unilife Medical Solutions, Ltd.	544,389	185,026
*	Union Resources, Ltd.	1,290,000	20,536
	UXC, Ltd.	898,950	1,586,770
# *	Ventracor, Ltd.	1,048,486	650,560
*	View Resources, Ltd.	1,283,369	261,273
	Village Roadshow, Ltd.	604,343	1,588,500
	Virgin Blue Holdings, Ltd.	460,553	903,013
#	Vision Group Holdings, Ltd.	303,376	899,739
	Washington H. Soul Pattinson & Co., Ltd.	14,664	119,632

8

#	Watpac, Ltd.	466,520	1,984,465
#	Wattyl, Ltd.	407,907	951,635
	Webjet, Ltd.	408,181	643,115
	Webster, Ltd.	149,458	237,597
*	Wedgetail Mining, Ltd.	904,454	104,909
*	Wentworth Holdings, Ltd.	316,666	59,785
# *	Western Areas NL	694,336	3,629,531
#	WHK Group, Ltd.	1,123,295	2,292,851
	Wide Bay Australia, Ltd.	52,118	576,781
	Willmott Forests, Ltd.	51,672	76,401
*	Zinc Co. Australia, Ltd.	60,894	13,034
TOTAL COMMON STOCKS			732,533,314

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd.- Series A	334,417	874,994

RIGHTS/WARRANTS — (0.0%)
*	Agenix, Ltd. Options 06/30/11	27,831	2,827
*	Ainsworth Game Technology, Ltd. Rights 12/14/07	157,461	—
*	Alkane Resources, Ltd. Rights 12/21/07	156,420	—
*	Amcom Telecommunications, Ltd. Options 12/31/09	596,711	30,038
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	Cellnet Group, Ltd. Rights 12/19/07	61,738	176
*	ChemGenex Pharmaceuticals, Ltd. Rights 02/08/12	14,656	6,472
*	Chrome Corp., Ltd. Options 09/30/06	1,600	41
*	Clough, Ltd. Rights 12/24/07	403,897	153,382
*	Cluff Resources Pacific NL Options 11/30/08	303,915	671
*	Havilah Resources NL Warrants 04/30/10	2,017	1,870
*	Mosiac Oil NL Rights 12/12/07	189,218	—
*	Oceana Gold Corp. Options 01/01/09	75,419	24,311
TOTAL RIGHTS/WARRANTS			219,788

TOTAL — AUSTRALIA			733,628,096

HONG KONG — (14.6%)
COMMON STOCKS — (14.5%)
*	139 Holdings, Ltd.	620,000	43,744
	ABC Communications (Holdings), Ltd.	930,000	67,442
	Aeon Credit Service (Asia) Co., Ltd.	740,000	661,911
	Aeon Stores (Hong Kong) Co., Ltd.	234,000	481,600
	Alco Holdings, Ltd.	1,468,000	692,476
	Allan International Holdings	592,000	95,733
#	Allied Group, Ltd.	683,200	4,044,593
	Allied Properties, Ltd.	12,686,000	5,673,199
*	A-Max Holdings, Ltd.	16,500,000	306,087
*	Applied Development Holdings, Ltd.	1,243,000	78,535
*	APT Satellite Holdings, Ltd.	850,000	225,294
*	Artfield Group, Ltd.	466,000	100,202
	Arts Optical International Holdings	730,000	284,257
*	Asia Commercial Holdings, Ltd.	131,040	15,121
#	Asia Financial Holdings, Ltd.	2,768,908	1,482,242
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	1,881,030
	Asia Standard Hotel, Ltd.	26,194,087	338,199

9

	Asia Standard International Group, Ltd.	17,594,216	648,695
*	Asia TeleMedia, Ltd.	2,832,000	104,573
*	Asian Union New Media Group, Ltd.	28,920,000	586,950
*	Associated International Hotels, Ltd.	974,000	1,811,762
	Automated Systems Holdings, Ltd.	340,000	102,309
*	B.A.L. Holdings, Ltd.	243	6
	Baltrans Holdings, Ltd.	676,000	437,817
*	Beijing Development (Hong Kong), Ltd.	166,000	86,828
*	Bestway International Holdings, Ltd.	446,600	24,698
*	Bio Beauty Group Reserved Shares	46,291	—
*	Bossini International Holdings, Ltd.	3,871,500	188,732
*	Build King Holdings, Ltd.	225,756	12,176
# *	Burwill Holdings, Ltd.	2,553,200	344,856
#	Cafe de Coral Holdings, Ltd.	1,516,000	3,298,674
*	Capital Estate, Ltd.	20,870,000	345,474
	Capital Strategic Investment, Ltd.	12,032,500	637,271
	CASH Financial Services Group, Ltd.	597,825	50,296
*	Casil Telecommunications Holdings, Ltd.	1,988,000	182,720
*	CATIC International Holdings, Ltd.	5,332,000	268,170
	CCT Telecom Holdings, Ltd.	1,724,970	282,528
*	Celestial Asia Securities Holdings, Ltd.	1,719,054	233,677
#	Century City International, Ltd.	43,326,000	870,295
	Champion Technology Holdings, Ltd.	4,271,748	858,739
	Chen Hsong Holdings, Ltd.	1,576,000	986,365
	Cheuk Nang (Holdings), Ltd.	416,825	372,111
	Chevalier International Holdings, Ltd.	733,482	819,425
	Chevalier Pacific Holdings, Ltd.	355,250	182,106
*	China Best Group Holding, Ltd.	11,370,000	193,935
*	China Digicontent Co., Ltd.	2,710,000	3,481
	China Electronics Corp. Holdings Co., Ltd.	890,250	439,921
# *	China Grand Forestry Resources Group, Ltd.	10,932,000	3,208,302
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	211,649
*	China Investments Holdings, Ltd.	210,000	9,547
#	China Metal International Holdings, Ltd.	2,844,000	989,473
*	China Motion Telecom International, Ltd.	5,080,000	236,489
	China Motor Bus Co., Ltd.	74,000	628,490
# *	China Oil & Gas Group, Ltd.	1,573,200	162,489
	China Oriental Group Co., Ltd.	6,922,974	4,801,477
# *	China Renji Medical Group, Ltd.	21,492,000	444,408
	China Resources Logic, Ltd.	7,086,000	1,325,484
*	China Rise International Holdings, Ltd.	1,112,000	79,980
*	China Sciences Conservational Power, Ltd.	210,400	19,457
*	China Sci-Tech Holdings, Ltd.	4,030,600	174,669
# *	China Seven Star Shopping, Ltd.	8,410,000	303,848
	China Shineway Pharmaceutical Group, Ltd.	1,533,800	1,104,664
# *	China Solar Energy Holdings, Ltd.	9,802,905	655,680
*	China Star Entertainment, Ltd.	660,438	12,200
*	China Timber Resources Group, Ltd.	16,551,680	543,648
*	China WindPower Group, Ltd.	183,400	12,510
#	China Wireless Technologies, Ltd.	5,152,000	794,875
# *	China Zenith Chemical Group, Ltd.	8,037,500	504,015
	China Zirconium, Ltd.	1,164,000	207,909
*	Chinese People Gas Holdings Co., Ltd.	7,760,000	500,847
	Chinney Investments, Ltd.	1,144,000	151,745
	Chitaly Holdings, Ltd.	550,000	93,839

10

#	Chong Hing Bank, Ltd.	1,197,000	2,792,343
	Chow Sang Sang Holdings	1,513,680	2,001,536
#	Chu Kong Shipping Development, Ltd.	1,584,000	342,603
	Chuang’s China Investments, Ltd.	3,082,500	415,680
	Chuang’s Consortium International, Ltd.	3,558,930	859,230
#	Chun Wo Holdings, Ltd.	2,002,926	471,475
*	Chung Tai Printing Holdings, Ltd.	10,960,000	312,608
	City e-Solutions, Ltd.	186,000	29,177
#	City Telecom, Ltd.	1,402,000	379,298
# *	Clear Media, Ltd.	1,135,000	1,102,370
*	Climax International Co., Ltd.	40,700	2,143
	CNT Group, Ltd.	3,182,693	118,585
#	Coastal Greenland, Ltd.	5,792,000	1,533,370
	COL Capital, Ltd.	553,240	465,418
*	Compass Pacific Holdings, Ltd.	624,000	19,428
	Computer & Technologies Holdings, Ltd.	432,000	55,468
	Continental Holdings, Ltd.	98,825	23,011
	Convenience Retail Asia, Ltd.	64,000	27,821
#	Coslight Technology International Group, Ltd.	1,134,000	640,982
	Cosmos Machinery Enterprises, Ltd.	1,616,400	157,209
*	Crocodile Garments, Ltd.	1,539,000	97,128
#	Cross-Harbour Holdings, Ltd.	586,520	654,772
*	Culturecom Holdings, Ltd.	11,099,000	242,806
	Daisho Microline Holdings, Ltd.	1,236,000	265,228
*	Dan Form Holdings Co., Ltd.	2,866,600	267,721
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	170,813
#	Dickson Concepts International, Ltd.	816,630	644,580
*	Dragon Hill Wuling Automobile, Ltd.	112,500	34,781
# *	DVN Holdings, Ltd.	2,398,516	345,828
*	Dynamic Global Holdings, Ltd.	3,522,000	82,919
	Dynamic Holdings, Ltd.	384,000	167,968
	Eagle Nice (International) Holdings, Ltd.	238,000	52,091
	EcoGreen Fine Chemical Group	1,112,000	478,205
*	Eforce Holdings, Ltd.	2,620,000	225,856
#	EganaGoldpfeil Holdings, Ltd.	4,121,757	349,393
*	E-Kong Group, Ltd.	620,000	60,297
*	Emperor Capital Group, Ltd.	749,672	146,328
#	Emperor Entertainment Hotel, Ltd.	2,410,000	528,269
	Emperor International Holdings, Ltd.	4,076,360	1,831,892
*	Enerchina Holdings, Ltd.	3,068,800	151,656
*	ENM Holdings, Ltd.	3,816,000	174,207
	EPI (Holdings), Ltd.	157,951	10,639
# *	eSun Holdings, Ltd.	2,167,600	1,466,785
# *	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,442,213
*	Ezcom Holdings, Ltd.	72,576	447
#	Fairwood Holdings, Ltd.	316,600	395,582
#	Far East Consortium	4,141,516	2,223,091
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	—
	First Natural Foods Holdings, Ltd.	2,055,000	309,882
	First Sign International Holdings, Ltd.	1,424,000	117,357
#	Fong’s Industries Co., Ltd.	1,470,000	897,774
*	Forefront Group, Ltd.	658,000	31,634
	Fountain Set Holdings, Ltd.	2,150,000	486,762
	Four Seas Food Investment Holdings, Ltd.	202,184	33,514
	Four Seas Mercantile Holdings, Ltd.	592,000	285,889

11

*	Frasers Property China, Ltd.	16,477,000	618,149
*	Freeman Corp., Ltd.	13,388,491	120,289
	Fubon Bank Hong Kong, Ltd.	2,938,000	1,739,079
*	Fujian Holdings, Ltd.	237,800	26,319
	Fujikon Industrial Holdings, Ltd.	912,000	394,138
# *	Fushan International Energy Group, Ltd.	5,614,000	3,497,136
*	Genesis Energy Holdings, Ltd.	8,175,000	317,260
	Get Nice Holdings, Ltd.	2,760,000	288,897
	Giordano International, Ltd.	4,322,000	2,055,108
#	Global Green Tech Group, Ltd.	2,807,600	756,354
# *	Global Tech (Holdings), Ltd.	5,612,000	86,494
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,671,133
	Gold Peak Industries (Holdings), Ltd.	1,059,250	176,339
*	Goldbond Group Holdings, Ltd.	2,609,500	224,944
*	Golden Harvest Entertainment (Holdings), Ltd.	195,400	99,560
# *	Golden Resorts Group, Ltd.	16,420,000	1,237,812
	Golden Resources Development International, Ltd.	2,848,500	220,525
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	793,565
	Golik Holdings, Ltd.	930,500	41,688
#	Grande Holdings, Ltd.	882,000	340,258
	Group Sense (International), Ltd.	2,448,000	111,464
	Guangnan Holdings, Ltd.	1,779,600	378,435
*	Guo Xin Group, Ltd.	3,640,000	63,493
#	Hang Fung Gold Technology, Ltd.	1,860,482	348,038
	Hang Ten Group Holdings, Ltd.	1,705,850	111,711
	Hanny Holdings, Ltd.	4,152,000	119,015
*	Hans Energy Co., Ltd.	7,556,000	692,677
#	Harbour Centre Development, Ltd.	593,000	1,436,165
*	Heng Tai Consumables Group, Ltd.	3,173,000	613,391
# *	Hi Sun Technology (China), Ltd.	3,684,000	1,350,449
	High Fashion International, Ltd.	268,000	93,586
#	HKR International, Ltd.	3,715,936	3,658,223
#	Hon Kwok Land Investment Co., Ltd	1,132,535	457,473
*	Honesty Treasure International Holdings, Ltd.	6,280,000	318,688
*	Hong Fok Land, Ltd.	1,210,000	1,554
	Hong Kong Catering Management, Ltd.	542,796	70,190
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	817,688
*	Hong Kong Parkview Group, Ltd.	1,130,000	301,877
#	Hongkong Chinese, Ltd.	3,320,000	688,662
	Hop Fung Group Holdings, Ltd.	888,000	306,944
*	Hop Hing Holdings, Ltd.	660,265	57,783
	Hsin Chong Construction Group, Ltd.	1,569,658	493,301
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	532,188
	Huafeng Textile International Group, Ltd.	1,496,400	144,589
# *	Hualing Holdings, Ltd.	12,708,000	985,976
	Hung Hing Printing Group, Ltd.	1,603,275	812,085
	Hutchison Harbour Ring, Ltd.	17,106,000	1,299,441
*	Hycomm Wireless, Ltd.	4,709,000	62,053
	I.T., Ltd.	2,734,000	893,522
	I-Cable Communications, Ltd.	4,440,000	928,144
# *	IDT International, Ltd.	6,240,183	316,481
*	Imagi International Holdings, Ltd.	3,037,000	549,987
#	Integrated Distribution Services Group, Ltd.	775,000	2,540,292
*	Interchina Holdings Co., Ltd.	15,155,000	234,372

12

	IPE Group, Ltd.	1,740,000	233,743
	ITC Corp., Ltd.	5,616,644	448,781
*	ITC Properties Group, Ltd.	5,460,920	292,185
*	Jinhui Holdings Co., Ltd.	1,348,000	1,101,095
	Jiuzhou Development Co., Ltd.	2,632,000	265,630
	Joyce Boutique Holdings, Ltd.	1,530,000	66,795
*	Junefield Department Store Group, Ltd.	256,000	8,694
#	K Wah International Holdings, Ltd.	6,104,405	3,985,829
	Kantone Holdings, Ltd.	7,744,894	778,439
# *	Karl Thomson Holdings, Ltd.	1,238,000	287,276
	Karrie International Holdings, Ltd.	1,433,600	135,889
	Keck Seng Investments, Ltd.	924,600	733,097
	Kee Shing Holdings	886,000	109,227
	Kin Yat Holdings, Ltd.	586,000	178,771
	King Fook Holdings, Ltd.	1,000,000	126,230
*	King Pacific International Holdings, Ltd.	1,404,200	22,003
#	Kingdee International Software Group Co., Ltd.	638,000	511,509
	Kingmaker Footwear Holdings, Ltd.	1,476,955	142,005
*	Kong Sun Holdings, Ltd.	2,198,000	7,058
*	KPI Co., Ltd.	396,000	23,905
	KTP Holdings, Ltd.	560,400	60,063
	Kwoon Chung Bus Holdings, Ltd.	556,000	82,773
	Lai Fung Holdings, Ltd.	18,003,000	934,472
*	Lai Sun Development Co., Ltd.	36,841,000	1,117,332
*	Lai Sun Garment International, Ltd.	4,010,000	325,456
	Lam Soon (Hong Kong), Ltd.	302,310	190,186
	Le Saunda Holdings, Ltd.	1,424,000	186,901
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,967
	Lee & Man Holdings, Ltd.	1,780,000	611,262
	Lerado Group Holding Co., Ltd.	1,602,000	138,179
	Lippo, Ltd.	1,171,760	1,066,471
	Liu Chong Hing Investment, Ltd.	829,200	1,172,371
	Luen Thai Holdings, Ltd.	1,345,000	178,208
	Luk Fook Holdings (International), Ltd.	1,192,000	931,982
#	Luks Industrial Group, Ltd.	1,301,555	1,703,330
#	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	732,151
*	M Dream Inworld, Ltd.	305	17
# *	Macau Success, Ltd.	5,560,000	826,483
*	MACRO-LINK International Holdings, Ltd.	1,036,250	278,048
#	Magnificent Estates, Ltd.	12,744,000	495,833
	Mainland Headwear Holdings, Ltd.	765,600	199,973
#	Man Yue International Holdings, Ltd.	1,084,000	339,210
	Matrix Holdings, Ltd.	1,033,129	232,270
	Matsunichi Communications Holdings, Ltd.	1,914,000	1,650,184
	Mei Ah Entertainment Group, Ltd.	1,732,000	112,834
	Melbourne Enterprises, Ltd.	45,500	317,152
	Midas International Holdings, Ltd.	774,000	91,989
#	Midland Holdings, Ltd.	2,466,000	3,695,486
#	Min Xin Holdings, Ltd.	1,137,200	717,897
# *	Minmetals Holdings, Ltd.	1,780,000	721,608
*	Mirabell International Holdings	522,000	305,196
	Miramar Hotel & Investment, Ltd.	788,000	1,301,096
*	Moulin Global Eyecare Holdings	699,274	—
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	441,106
*	Nan Hai Corp., Ltd.	109,172,743	1,822,033

13

	Nanyang Holdings, Ltd.	137,500	350,999
	National Electronics Holdings, Ltd.	2,156,000	178,576
	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,275,960
	New Century Group Hong Kong, Ltd.	11,523,680	249,105
*	New Island Printing Holdings	176,000	17,632
*	New Smart Energy Group, Ltd.	432,800	15,842
	New World Mobile Holdings, Ltd.	22,140	19,384
#	Next Media, Ltd.	6,410,000	2,391,193
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	106,673
#	Norstar Founders Group, Ltd.	3,256,000	904,631
*	Orient Power Holdings, Ltd.	804,000	19,413
#	Oriental Press Group, Ltd.	6,256,000	797,013
	Oriental Watch Holdings, Ltd.	610,000	235,184
#	Pacific Andes International Holdings, Ltd.	4,743,971	1,310,973
#	Pacific Century Premium Developments, Ltd.	6,470,000	2,158,677
	Paliburg Holdings, Ltd.	22,758,300	633,685
*	Paradise Entertainment, Ltd.	3,969,000	87,248
	Paul Y Engineering Group, Ltd.	65,489	13,105
	Peace Mark Holdings, Ltd.	2,738,022	4,075,455
*	Pearl Oriental Innovation, Ltd.	775,200	105,177
	Pegasus International Holdings, Ltd.	226,000	42,708
#	Pico Far East Holdings, Ltd.	3,238,000	901,616
#	Playmates Holdings, Ltd.	5,047,000	448,567
	Pokfulam Development Co., Ltd.	234,000	224,073
# *	Pokphand (C.P.) Co., Ltd.	5,970,000	247,489
*	Poly Investments Holdings, Ltd.	1,068,000	143,060
*	Polyard Petroleum International, Ltd.	1,220,000	23,131
#	Ports Design, Ltd.	1,507,500	5,179,940
*	Premium Land, Ltd.	990,000	156,864
#	Prime Success International Group, Ltd.	4,538,000	3,416,028
	Proview International Holdings, Ltd.	1,584,884	187,413
#	Public Financial Holdings, Ltd.	2,876,000	1,604,365
#	PYI Corp., Ltd.	4,482,477	1,915,179
*	Pyxis Group, Ltd.	1,936,000	52,967
#	Qin Jia Yuan Media Services Co., Ltd.	1,303,382	795,786
*	QPL International Holdings, Ltd.	2,009,000	79,699
	Quality Healthcare Asia, Ltd.	478,995	204,349
	Raymond Industrial, Ltd.	675,400	123,448
#	Regal Hotels International Holdings, Ltd.	24,144,000	1,746,533
	Rivera Holdings, Ltd.	5,710,000	316,953
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,862,000	3,504,812
	Roadshow Holdings, Ltd.	1,456,000	132,814
	S.A.S. Dragon Holdings, Ltd.	1,456,000	201,090
#	Sa Sa International Holdings, Ltd.	3,260,000	1,280,572
	Safety Godown Co., Ltd.	408,000	280,688
*	Samson Paper Holdings, Ltd.	666,000	159,349
*	San Miguel Brewery, Ltd.	612,800	122,516
*	Sanyuan Group, Ltd.	415,000	7,995
	SCMP Group, Ltd.	4,380,000	1,248,901
	Sea Holdings, Ltd.	1,138,000	907,906
*	SEEC Media Group, Ltd.	2,550,000	137,932
# *	Shanghai Allied Cement, Ltd.	1,152,080	390,776
*	Shanghai Zenghai Property, Ltd.	13,402,000	707,373
#	Shaw Brothers Hong Kong, Ltd.	780,000	1,557,958

14

	Shell Electric Manufacturing Co., Ltd.	1,254,172	1,656,137
	Shenyin Wanguo, Ltd.	1,212,500	1,486,180
	Shougang Concord Century Holdings, Ltd.	3,916,000	553,253
*	Shougang Concord Grand (Group), Ltd.	2,451,000	237,262
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	320,382
#	Shui On Construction & Materials, Ltd.	736,000	2,837,823
*	Shun Ho Resources Holdings, Ltd.	483,000	117,135
*	Shun Ho Technology Holdings, Ltd.	1,037,452	199,623
	Silver Grant International	5,033,000	967,464
	Sincere Co., Ltd.	505,500	30,356
	Sing Tao News Corp., Ltd.	1,842,000	314,183
#	Singamas Container Holdings, Ltd.	1,608,000	767,963
	Sino Biopharmaceutical, Ltd.	5,880,000	1,162,954
*	Sino Gas Group, Ltd.	3,277,600	98,688
*	Sinocan Holdings, Ltd.	350,000	1,753
*	Sino-i Technology, Ltd.	51,703,158	879,643
# *	Skyfame Realty Holdings, Ltd.	2,737,750	528,096
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,268,748
*	SMI Publishing Group, Ltd.	250,511	483
#	Solomon Systech International, Ltd.	9,330,000	794,724
	South China (China), Ltd.	5,620,000	522,254
	South China Financial Holdings, Ltd.	4,872,000	105,767
	Southeast Asia Properties & Finance, Ltd.	263,538	77,850
	Starlight International Holdings	1,903,792	322,890
	Stelux Holdings International, Ltd.	1,307,702	120,270
	Styland Holdings, Ltd.	101,808	288
	Sun Hing Vision Group Holdings, Ltd.	358,000	185,881
	Sunway International Holdings, Ltd.	866,000	34,572
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	168,416
	Symphony Holdings, Ltd.	4,305,000	443,137
	Tack Fat Group	4,448,000	593,846
#	Tai Cheung Holdings	1,641,000	1,366,158
	Tai Fook Securities Group, Ltd.	1,506,000	1,110,785
	Tai Sang Land Development, Ltd.	576,984	306,687
# *	Tak Shun Technology Group, Ltd.	18,616,000	359,942
	Tak Sing Alliance Holdings	2,909,865	639,727
	Tan Chong International, Ltd.	1,212,000	410,773
*	TCC International Holdings, Ltd.	1,495,789	1,731,777
*	Technology Venture Holdings, Ltd.	586,000	31,716
#	Techtronic Industries Co., Ltd.	3,281,000	2,777,757
*	Termbray Industries International	2,304,900	563,401
	Tern Properties	61,200	39,302
	Texhong Textile Group, Ltd.	1,930,000	307,812
	Texwinca Holdings, Ltd.	3,610,000	2,694,425
*	The Sun’s Group, Ltd.	25,506	6,796
#	Tian An China Investments	3,081,275	4,664,878
	Tian Teck Land	1,098,000	827,444
*	Titan Petrochemicals Group, Ltd.	10,420,000	741,279
*	Tomorrow International Holdings, Ltd.	1,296,420	209,315
#	Tongda Group Holdings, Ltd.	8,210,000	349,934
#	Top Form International, Ltd.	2,760,000	328,760
*	Topsearch International (Holdings), Ltd.	234,000	14,751
	Tristate Holdings, Ltd.	188,000	57,742
	Truly International Holdings	1,288,000	3,298,849
	Tungtex (Holdings) Co., Ltd.	910,000	227,409

15

	Tysan Holdings, Ltd.	1,040,773	135,459
*	United Power Investment, Ltd.	5,696,000	220,794
	Upbest Group, Ltd.	3,280,000	392,876
	U-Right International Holdings, Ltd.	4,746,000	171,633
	USI Holdings, Ltd.	1,452,999	1,119,499
	Van Shung Chong Holdings, Ltd.	359,335	51,027
#	Varitronix International, Ltd.	1,000,293	774,325
	Vedan International (Holdings), Ltd.	640,000	72,554
	Veeko International Holdings, Ltd.	1,480,466	45,047
#	Victory City International Holdings, Ltd.	1,839,457	505,805
	Vital Biotech Holdings, Ltd.	470,000	19,522
#	Vitasoy International Holdings, Ltd.	2,805,000	1,208,357
# *	VODone, Ltd.	2,826,000	819,507
# *	Vongroup, Ltd.	9,855,000	614,311
	VST Holdings, Ltd.	2,202,000	627,172
	Wah Ha Realty Co., Ltd.	278,600	89,769
	Wai Kee Holdings, Ltd.	2,057,738	820,850
	Wang On Group, Ltd.	12,416,460	283,837
*	Warderly International Holdings, Ltd.	520,000	32,058
*	Willie International Holdings, Ltd.	28,952,000	118,564
*	Winfoong International, Ltd.	1,210,000	47,883
#	Wing On Co. International, Ltd.	802,000	1,416,555
*	Wing Shan International, Ltd.	896,000	59,916
	Wong’s International (Holdings), Ltd.	737,641	71,008
	Wong’s Kong King International (Holdings), Ltd.	120,000	19,544
*	Wonson International Holdings, Ltd.	2,020,000	49,757
*	Xpress Group, Ltd.	3,464,000	103,566
	Y. T. Realty Group, Ltd.	965,000	235,569
	Yangtzekiang Garment, Ltd.	607,500	188,001
*	Yaohan International Holdings, Ltd.	974,000	—
	Yau Lee Holdings, Ltd.	534,000	118,333
	YGM Trading	284,000	189,304
	Yip’s Chemical Holdings, Ltd.	1,176,000	822,684
	Yugang International, Ltd.	21,940,000	821,056
*	Yunnan Enterprises Holdings, Ltd.	240,000	29,309
TOTAL COMMON STOCKS			238,941,397

RIGHTS/WARRANTS — (0.1%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	668,520
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Rights 08/27/08	3,470,259	—
*	B.A.L. Holdings, Ltd. Rights 12/17/07	121	—
*	Champion Technology Holdings, Ltd. Warrants 04/16/09	854,349	—
*	Cheuk Nang (Holdings), Ltd. Rights 04/30/08	11,097	2,993
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	13,295
*	China Zenith Chemical Group, Ltd. Warrants 04/18/08	1,607,500	16,310
*	Chun Wo Holdings, Ltd. Warrants 02/28/09	334,383	39,941
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	9,392
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	7,039
*	Kantone Holdings, Ltd. Warrants 01/08/09	1,548,978	—
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	9,189
*	Matsunichi Communications Holdings, Ltd. Warrants 08/17/07	191,400	—
*	Paliburg Holdings, Ltd. Warrants 11/5/07	2,528,700	2,206
*	Riche Multi-Media Holdings, Ltd. Rights 12/07/07	353,000	—

16

*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	24,159
*	South China (China), Ltd. Rights 09/06/10	1,124,000	60,632
*	South China Financial Holdings, Ltd. Warrants 10/22/08	974,400	6,257
*	Tian An China Investments Rights 12/21/07	616,255	599,557
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	150
TOTAL RIGHTS/WARRANTS			1,459,640

TOTAL — HONG KONG			240,401,037

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,834
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,834

NEW ZEALAND — (3.5%)
COMMON STOCKS — (3.5%)
	Abano Healthcare Group, Ltd.	31,300	112,615
	AFFCO Holdings, Ltd.	1,806,887	478,118
	Air New Zealand, Ltd.	76,676	105,660
	Cavalier Corp., Ltd.	283,674	689,638
	CDL Investments New Zealand, Ltd.	370,498	113,149
	Colonial Motor Co., Ltd.	126,795	345,055
	Ebos Group, Ltd.	150,552	586,634
	Fisher & Paykel Appliances Holdings, Ltd.	1,644,220	4,289,707
	Fisher & Paykel Healthcare Corp.	2,876,852	6,918,292
	Freightways, Ltd.	643,710	1,825,163
#	Hallenstein Glassons Holdings, Ltd.	241,638	800,105
	Hellaby Holdings, Ltd.	225,492	432,652
	Horizon Energy Distribution, Ltd.	40,420	107,420
	Infratil, Ltd. (6459286)	1,602,505	3,419,176
*	Infratil, Ltd. (B24CYZ8)	231,120	299,490
#	Mainfreight, Ltd.	475,810	2,601,578
*	Methven, Ltd.	10,000	16,790
	Michael Hill International, Ltd.	1,567,460	1,203,670
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	732,441
	New Zealand Exchange, Ltd.	57,282	409,953
*	New Zealand Oil & Gas, Ltd.	1,265,327	1,054,404
	New Zealand Refining Co., Ltd.	478,642	2,809,034
	Northland Port Corp. (New Zealand), Ltd.	219,997	515,862
	Nuplex Industries, Ltd.	463,957	2,514,025
	Port of Tauranga, Ltd.	601,252	3,095,306
*	Provenco Group, Ltd.	524,201	203,041
#	Pumpkin Patch, Ltd.	606,913	1,232,448
#	Pyne Gould Guinness, Ltd.	1,017,931	1,475,301
	Restaurant Brand New Zealand, Ltd.	369,175	253,261
*	Richina Pacific, Ltd.	309,644	108,355
*	Rubicon, Ltd.	995,760	694,785
#	Ryman Healthcare, Ltd.	2,510,698	4,116,833
	Sanford, Ltd.	418,047	1,336,649
	Scott Technology, Ltd.	60,843	92,388
*	Seafresh Fisheries, Ltd.	80,520	1,719
*	Skellerup Holdings, Ltd.	156,486	112,596

17

	Sky City Entertainment Group, Ltd.	1,896,268	6,932,200
	South Port New Zealand, Ltd.	30,744	55,540
#	Steel & Tube Holdings, Ltd.	404,138	1,172,552
*	Tasman Farms, Ltd.	157,056	—
	Taylors Group, Ltd.	29,646	39,700
*	Tenon, Ltd.	19,132	21,695
#	Tourism Holdings, Ltd.	402,452	718,022
*	Tower, Ltd.	954,231	1,618,068
	Trustpower, Ltd.	12,900	86,295
	Warehouse Group, Ltd.	357,417	1,692,657

TOTAL — NEW ZEALAND			57,440,042

SINGAPORE — (9.7%)
COMMON STOCKS — (9.7%)
# *	Addvalue Technologies, Ltd.	1,043,000	90,822
	Advanced Holdings, Ltd.	691,000	186,958
	AEM Holdings, Ltd.	558,000	52,726
	Allgreen Properties, Ltd.	1,316,000	1,473,594
	Apollo Enterprises, Ltd.	302,000	497,919
#	Aqua-Terra Supply Co., Ltd.	641,000	199,848
#	Armstrong Industrial Corp., Ltd.	1,460,000	375,377
*	ASA Group Holdings, Ltd.	586,000	42,981
	Ascott Group, Ltd.	2,367,000	2,271,000
#	Asia Environment Holdings, Ltd.	503,000	272,140
*	Asia Food and Properties, Ltd.	5,157,000	3,312,676
*	Asia-Pacific Strategic Inv Ltd	1,410	258
	ASL Marine Holdings, Ltd.	497,000	531,812
	A-Sonic Aerospace, Ltd.	626,996	74,004
	Aussino Group, Ltd.	967,000	222,812
*	Ban Joo - Company, Ltd.	1,952,000	129,841
	Best World International, Ltd.	307,500	163,741
	Beyonics Technology, Ltd.	1,945,800	515,207
	Bonvests Holdings, Ltd.	990,000	818,935
	BRC Asia, Ltd.	794,000	91,042
	Broadway Industrial Group, Ltd.	461,000	325,796
#	Brothers (Holdings), Ltd.	504,628	122,112
#	Bukit Sembawang Estates, Ltd	348,003	2,734,159
	CEI Contract Manufacturing, Ltd.	432,000	52,566
	Cerebos Pacific, Ltd.	560,000	1,668,514
#	CH Offshore, Ltd.	1,568,200	900,300
# *	Chartered Semiconductor Manufacturing, Ltd.	5,049,000	3,507,751
	Chemical Industries (Far East), Ltd.	105,910	71,168
*	China Auto Corp., Ltd.	3,040,700	220,418
	China Dairy Group, Ltd.	1,502,000	392,313
	China Merchants Holdings Pacific, Ltd.	652,000	438,049
*	China Petrotech Holdings	460,000	130,730
#	Chip Eng Seng Corp., Ltd.	1,775,000	762,140
	Chosen Holdings, Ltd.	1,284,000	158,687
	Chuan Hup Holdings, Ltd.	4,385,000	1,152,197
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	24,128
*	Compact Metal Industries, Ltd.	643,000	11,158
	Cougar Logistics Corp., Ltd.	237,500	91,478
	Courts Singapore, Ltd.	495,000	200,010
#	Creative Technology Co., Ltd.	262,900	1,160,847

18

	CSC Holdings, Ltd.	1,829,000	380,620
	CSE Global, Ltd.	1,893,000	1,643,602
#	CWT, Ltd.	1,384,500	1,242,548
#	Delong Holdings, Ltd.	1,287,000	1,916,154
*	Digiland International, Ltd.	12,033,000	124,381
*	Eagle Brand Holdings, Ltd.	5,158,000	269,203
#	ECS Holdings, Ltd.	1,375,000	626,605
	Ellipsiz, Ltd.	453,000	123,494
*	Eng Wah Organisation, Ltd.	265,000	136,270
	Engro Corp., Ltd.	354,000	279,985
*	Enviro-Hub Holdings, Ltd.	1,445,666	549,354
	Eu Yan Sang International, Ltd.	182,000	75,327
	Eucon Holdings, Ltd.	755,000	60,370
#	Ezra Holdings Pte, Ltd.	1,462,000	3,380,076
#	F.J. Benjamin Holdings, Ltd.	1,095,000	602,716
#	Federal International (2000), Ltd.	502,000	222,825
	Fischer Tech, Ltd.	244,000	42,048
	Food Empire Holdings, Ltd.	912,000	498,224
	Freight Links Express Holdings, Ltd.	3,893,000	258,230
	Frontline Technologies Corp., Ltd.	3,170,000	417,333
*	Fu Yu Corp., Ltd.	2,273,750	308,864
	GK Goh Holdings, Ltd.	1,494,000	1,161,018
# *	Global Voice Group, Ltd.	2,054,000	192,097
	Goodpack, Ltd.	1,592,000	2,532,977
	GP Industries, Ltd.	3,120,209	936,017
	Grand Banks Yachts, Ltd.	250,000	159,060
	Hersing Corp., Ltd.	642,500	242,120
#	Hi-P International, Ltd.	1,973,000	678,844
	Ho Bee Investment, Ltd.	1,471,000	1,515,530
#	Hong Fok Corp., Ltd.	1,975,600	1,806,007
#	Hong Leong Asia, Ltd.	1,048,000	2,475,868
	Hotel Grand Central, Ltd.	1,060,514	773,364
#	Hotel Plaza, Ltd.	1,189,000	1,547,054
	Hotel Properties, Ltd.	1,842,500	4,979,038
	Hour Glass, Ltd.	311,372	348,741
#	HTL International Holdings, Ltd.	1,839,843	746,103
	Huan Hsin Holdings, Ltd.	1,138,400	424,526
#	HupSteel, Ltd.	1,687,875	477,937
	Hwa Hong Corp., Ltd.	2,488,000	1,215,795
#	Hyflux, Ltd.	1,067,000	2,590,776
#	IDT Holdings, Ltd.	718,000	227,360
	IFS Capital, Ltd.	348,000	169,032
*	Informatics Education, Ltd.	1,339,000	60,532
	InnoTek, Ltd.	931,000	554,194
	Innovalues, Ltd.	1,040,000	194,559
*	Interra Resources, Ltd.	37,086	6,441
	Intraco, Ltd.	292,500	97,716
	IPC Corp., Ltd.	700,000	65,520
	Isetan (Singapore), Ltd.	122,500	356,327
	Jadason Enterprises, Ltd.	1,108,000	103,312
*	Jasper Investments, Ltd.	2,267,000	31,516
	Jaya Holdings, Ltd.	2,733,000	3,451,102
	JK Yaming International Holdings, Ltd.	907,000	256,816
#	Jurong Technologies Industrial Corp., Ltd.	1,713,600	515,419
	K1 Ventures, Ltd.	5,340,500	1,150,934

19

#	Keppel Telecommunications and Transportation, Ltd.	2,058,000	8,190,368
	Khong Guan Flour Milling, Ltd.	38,000	41,923
	Kian Ann Engineering, Ltd.	1,302,000	179,350
	Kian Ho Bearings, Ltd.	781,500	120,177
	Kim Eng Holdings, Ltd.	1,594,000	2,482,683
	Koh Brothers Group, Ltd.	1,494,000	335,888
#	KS Energy Services, Ltd.	800,000	1,820,378
*	L & M Group Investments, Ltd.	7,107,100	24,541
	Labroy Marine, Ltd.	3,343,000	6,538,436
	LanTroVision (S), Ltd.	5,028,750	175,446
	LC Development, Ltd.	2,041,254	526,785
	Lee Kim Tah Holdings, Ltd.	1,600,000	676,097
	Lion Asiapac, Ltd.	473,000	83,002
	Low Keng Huat Singapore, Ltd.	1,116,000	463,393
	Lum Chang Holdings, Ltd.	1,134,030	282,782
*	Manhattan Resources, Ltd.	668,000	279,838
	Manufacturing Integration Technology, Ltd.	588,000	69,258
*	MDR, Ltd.	2,040,000	84,653
# *	Mediaring.Com, Ltd.	4,262,500	591,631
	Memtech International, Ltd.	1,322,000	201,389
	Metro Holdings, Ltd.	2,256,960	1,694,806
#	Midas Holdings, Ltd.	1,342,000	1,357,879
#	Miyoshi Precision, Ltd.	553,500	78,273
	MobileOne, Ltd.	2,025,000	2,813,165
*	Multi-Chem, Ltd.	1,263,000	182,666
	Natsteel, Ltd.	414,000	416,214
#	Nera Telecommunications, Ltd.	1,450,000	367,324
	New Toyo International Holdings, Ltd.	1,043,000	232,993
# *	Orchard Parade Holdings, Ltd.	1,084,022	1,209,186
#	Osim International, Ltd.	1,965,600	921,503
	Ossia International, Ltd.	750,554	215,535
#	Pan-United Corp., Ltd.	2,193,000	1,192,513
	Parkway Holdings, Ltd.	441,000	1,157,500
	PCI, Ltd.	734,000	251,629
	Penguin Boat International, Ltd.	320,000	51,997
	Pertama Holdings, Ltd.	459,750	94,458
#	Petra Foods, Ltd.	881,000	857,131
	Popular Holdings, Ltd.	1,813,000	381,763
	PSC Corp., Ltd.	1,973,419	509,274
	QAF, Ltd.	881,000	268,392
	Qian Hu Corp., Ltd.	874,600	97,701
	Raffles Education Corp., Ltd.	2,403,000	5,353,282
	Robinson & Co., Ltd.	284,832	850,164
	Rotary Engineering, Ltd.	2,273,600	1,967,399
	San Teh, Ltd.	838,406	334,452
	SBS Transit, Ltd.	1,011,000	2,062,577
#	SC Global Developments, Ltd.	935,848	1,583,103
*	Sea View Hotel, Ltd.	66,000	—
# *	Seksun Corp., Ltd.	530,000	269,394
	Sim Lian Group, Ltd.	1,380,000	601,695
	Sing Investments & Finance, Ltd.	198,450	225,086
#	Singapore Food Industries, Ltd.	1,707,000	943,222
	Singapore Post, Ltd.	6,543,000	4,931,606
	Singapore Reinsurance Corp., Ltd	1,695,028	405,080
	Singapore Shipping Corp., Ltd.	1,930,000	673,109

20

	Singapura Finance, Ltd.	174,062	198,040
# *	Sinomem Technology, Ltd.	902,000	576,083
*	Sinwa, Ltd.	259,000	95,419
	SMB United, Ltd.	2,010,000	503,474
	SMRT Corp., Ltd.	3,293,000	3,664,967
	SNP Corp., Ltd.	466,495	366,563
#	SP Chemicals, Ltd.	813,000	561,348
*	SP Corp., Ltd.	454,000	38,139
	SSH Corp., Ltd.	1,307,000	331,871
#	Stamford Land Corp., Ltd.	3,229,000	1,322,638
*	Straco Corp., Ltd.	130,000	16,881
	Straits Trading Co., Ltd.	1,117,200	3,691,004
	Sunningdale Tech, Ltd.	1,332,000	292,268
	Sunright, Ltd.	378,000	82,002
	Superbowl Holdings, Ltd.	980,000	203,496
	Superior Multi-Packaging, Ltd.	490,500	47,830
	Tat Hong Holdings, Ltd.	1,194,000	2,616,240
*	Thakral Corp., Ltd.	6,028,000	438,559
	Tiong Woon Corp. Holding, Ltd.	1,359,000	852,333
	Transmarco, Ltd.	106,500	52,495
	Trek 2000 International, Ltd.	1,004,000	242,785
	TT International, Ltd.	2,742,480	294,752
*	Tuan Sing Holdings, Ltd.	3,362,000	734,249
	UMS Holdings, Ltd.	941,000	234,155
#	Unisteel Technology, Ltd.	1,521,875	1,808,047
	United Engineers, Ltd.	846,666	2,171,686
*	United Envirotech, Ltd.	352,000	66,755
	United Overseas Insurance, Ltd.	188,250	509,141
*	United Pulp & Paper Co., Ltd.	708,000	118,222
	UOB-Kay Hian Holdings, Ltd.	1,798,000	2,705,577
	Vicom, Ltd.	120,000	145,322
#	WBL Corp., Ltd.	720,000	1,973,183
	Wheelock Properties (S), Ltd.	861,000	1,285,434
#	Wing Tai Holdings, Ltd.	1,127,800	2,062,385
	Xpress Holdings, Ltd.	3,079,000	287,102
	Yellow Pages (Singapore), Ltd.	299,000	216,039
	YHI International, Ltd.	1,174,000	295,858
*	Yoma Strategic Holdings, Ltd.	132,000	23,243
# *	Yongnam Holdings, Ltd.	1,970,000	415,652
*	Zhongguo Jilong, Ltd.	249,876	7,633
TOTAL COMMON STOCKS			159,919,054

RIGHTS/WARRANTS — (0.0%)
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	4,506
# *	Goodpack, Ltd. Rights 07/16/09	199,000	68,715
*	Hotel Plaza, Ltd. Rights 12/19/07	594,500	75,564
*	Jurong Technologies Industrial Corp., Ltd. Rights 12/10/07	514,080	15,976
*	Qian Hu Corp, Ltd. Warrants 9/19/10	204,100	17,267
*	Singapura Finance, Ltd. Warrants 02/24/09	34,812	14,545
*	Yongnam Holdings, Ltd. Warrants 08/26/09	591,000	110,200
TOTAL RIGHTS/WARRANTS			306,773

TOTAL — SINGAPORE			160,225,827

21

	UNITED KINGDOM — (0.0%)
	COMMON STOCKS — (0.0%)
*	Thor Mining P.L.C.	32,186	5,591

	UNITED STATES — (0.0%)
	COMMON STOCKS — (0.0%)
*	Exergy, Inc. ADR	7,260	—
# *	Peplin, Inc.	391,543	269,717
	TOTAL — UNITED STATES		269,717

		Face Amount	Value †
		(000)
	TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $5,375,000 FNMA 6.50%, 11/01/36, valued at $4,160,187) to be repurchased at $4,098,516	$4,097	4,097,000

	SECURITIES LENDING COLLATERAL — (27.5%)
@	Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $51,139,511 FHLMC 6.000%, 08/01/37, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000
@	Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $109,208,689 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 01/01/36 to 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $87,434,952 FHLMC 6.500%, 09/01/37 & FNMA 6.435%(r), 01/01/37, valued at $84,352,647) to be repurchased at $82,730,581	82,699	82,698,673
@	Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $152,260,824 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 05/01/37 to 11/01/37, valued at $153,471,800) to be repurchased at $150,519,794	150,462	150,461,741
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $121,420,000 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/19 to 02/01/36, valued at $72,494,160) to be repurchased at $71,096,583	71,069	71,069,162
	TOTAL SECURITIES LENDING COLLATERAL		454,229,576

	TOTAL INVESTMENTS - (100.0%) (Cost $1,263,895,537)		$1,650,300,720

See accompanying Notes to Financial Statements.

22

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

COMMON STOCKS — (96.6%)
Consumer Discretionary — (14.4%)
	4imprint Group P.L.C.	96,735	$413,406
*	Abbeycrest P.L.C.	42,590	17,950
	Aga Foodservice Group P.L.C.	482,646	3,723,659
	Alba P.L.C.	184,693	384,434
	Alexandra P.L.C.	124,343	250,976
	Alexon Group P.L.C.	229,363	603,483
	Arena Leisure P.L.C.	1,411,547	1,574,992
	Avesco Group P.L.C.	44,438	93,284
	Avon Rubber P.L.C.	126,434	428,065
	Bellway P.L.C.	298,107	5,945,317
#	Blacks Leisure Group P.L.C.	181,058	838,894
	Bloomsbury Publishing P.L.C.	281,545	694,444
	Bovis Homes Group P.L.C.	496,620	6,452,248
	BPP Holdings P.L.C.	222,896	3,381,984
	Caffyns P.L.C.	6,000	124,589
	Carpetright P.L.C.	141,976	3,111,946
* #	Celtic P.L.C.	61,138	79,649
	Centaur Media P.L.C.	599,070	1,170,800
	Chime Communications P.L.C.	1,055,433	748,900
	Chrysalis Group P.L.C.	526,419	1,191,662
	Churchill China P.L.C.	30,000	188,403
	Clinton Cards P.L.C.	740,506	904,893
	Colefax Group P.L.C.	60,000	241,049
	Cosalt P.L.C.	82,921	555,003
	Creston P.L.C.	213,773	395,868
	Dawson Holdings P.L.C.	253,045	536,125
	Dignity P.L.C.	252,324	4,108,940
*	Entertainment Rights P.L.C.	2,258,940	834,999
	Euromoney Institutional Investor P.L.C.	360,841	3,000,868
	Findel P.L.C.	380,020	4,787,638
*	Forminster P.L.C.	43,333	3,341
#	French Connection Group P.L.C.	384,233	867,145
	Fuller Smith &Turner P.L.C.	132,742	1,693,120
	Future P.L.C.	1,363,027	941,842
*	Galiform P.L.C.	2,349,090	4,511,400
	Game Group P.L.C.	1,507,827	6,108,755
#	Games Workshop Group P.L.C.	104,823	426,526
*	Gaskell P.L.C.	36,000	1,850
	GCAP Media P.L.C.	688,164	1,802,316
	Greene King P.L.C.	411,407	6,921,476
	Halfords Group P.L.C.	954,932	6,103,313
	Haynes Publishing Group P.L.C.	14,703	92,952
	Headlam Group P.L.C.	317,864	3,220,561
	Henry Boot P.L.C.	439,079	1,545,638

1

*	Highbury House Communications P.L.C.	439,166	—
#	HMV Group P.L.C.	1,650,324	3,838,494
	Holidaybreak P.L.C.	182,382	2,499,964
	Hornby P.L.C.	154,220	801,935
*	HR Owen P.L.C.	71,542	196,083
	Huntsworth P.L.C.	818,058	1,350,761
	J.D. Wetherspoon P.L.C.	552,111	4,535,642
	JJB Sports P.L.C.	949,037	2,706,860
	John David Group P.L.C.	126,388	1,029,849
	John Menzies P.L.C.	244,534	2,667,596
	Johnston Press P.L.C.	618,693	3,402,596
	Kesa Electricals P.L.C.	278,297	1,351,454
*	Lambert Howarth Group P.L.C.	43,203	16,432
	Land of Leather Holdings P.L.C.	194,670	738,767
	Laura Ashley Holdings P.L.C.	2,887,571	1,519,677
	Lookers P.L.C.	709,211	1,866,672
#	Luminar Group Holdings P.L.C.	268,448	2,892,230
	Mallett P.L.C.	46,337	181,906
	Manganese Bronze Holdings P.L.C.	68,818	849,433
	Marchpole Holdings P.L.C.	111,635	111,232
*	Mice Group P.L.C.	844,000	104,112
	Millennium and Copthorne Hotels P.L.C.	298,578	2,853,710
*	Monsoon P.L.C.	71,000	611,920
	Moss Bros Group P.L.C.	234,511	193,212
	Mothercare P.L.C.	305,941	2,199,380
	N Brown Group P.L.C.	1,002,689	5,092,399
	Next Fifteen Communications P.L.C.	25,000	37,491
*	Nord Anglia Education P.L.C.	130,842	692,543
*	NXT P.L.C.	139,588	23,676
*	Pace Micro Technology P.L.C.	769,447	1,506,509
*	Partridge Fine Arts P.L.C.	26,127	22,292
#	Pendragon P.L.C.	2,285,154	1,821,634
#	Photo-Me International P.L.C.	1,340,534	1,103,575
	Pinewood Shepperton P.L.C.	187,350	929,203
*	Pittards P.L.C.	60,985	4,368
	Portmeirion Group P.L.C.	22,856	137,991
*	Pressac P.L.C.	78,129	1,205
	Redrow P.L.C.	644,914	4,645,550
*	Regent Inns P.L.C.	459,957	404,576
	Restaurant Group P.L.C.	753,607	3,374,872
	ScS Upholstery P.L.C.	127,472	294,179
*	Shellshock, Ltd.	850	1,014
	Sirdar P.L.C.	22,000	12,459
	SMG P.L.C.	965,594	247,893
	Smiths News P.L.C.	635,227	1,455,313
*	Southampton Leisure Holdings P.L.C.	19,615	17,725
*	Sportech P.L.C.	3,392,939	714,391
	St Ives Group P.L.C.	432,276	2,219,569
	St. Jame’s Place P.L.C.	138,322	864,475
*	Stylo P.L.C.	64,096	63,411
	Taylor Nelson Sofres P.L.C.	1,771,993	7,328,905
	Ted Baker P.L.C.	161,948	1,769,048
*	TG21 P.L.C.	85,507	8,918
	The Character Group P.L.C.	97,314	312,109
	The Vitec Group P.L.C.	150,307	1,768,150

2

*	Tinopolis P.L.C.	175,752	101,553
	Topps Tiles P.L.C.	783,092	2,614,198
*	Torotrak P.L.C.	449,280	249,641
*	Tradus P.L.C.	70,899	2,475,428
	UTV Media P.L.C.	217,432	1,198,823
	Wagon P.L.C.	227,775	131,590
*	Wembley P.L.C.	68,694	14,123
*	Westcity P.L.C.	96,111	63,602
	WH Smith P.L.C.	635,227	4,152,345
	Wilmington Group P.L.C.	356,207	1,503,011
#	Woolworths Group P.L.C.	5,587,422	1,696,965
Total Consumer Discretionary			170,621,342

Consumer Staples — (4.7%)
	Anglo-Eastern Plantations P.L.C.	111,453	879,166
	Barr (A.G.) P.L.C.	66,137	1,590,101
*	Britvic P.L.C.	235,183	1,674,936
	Cranswick P.L.C.	179,621	2,917,495
	Dairy Crest Group P.L.C.	540,816	6,657,667
	Devro P.L.C.	623,198	1,099,446
	Emap P.L.C.	72,621	1,241,357
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,668	4,377,848
	Marston’s P.L.C.	1,247,442	8,609,175
	Mcbride P.L.C.	935,102	3,029,401
	Nichols P.L.C.	66,550	334,079
	Northern Foods P.L.C.	2,023,798	3,959,195
	Premier Foods P.L.C.	1,020,492	4,191,090
	PZ Cussons P.L.C.	1,506,491	6,726,983
	R.E.A. Holdings P.L.C.	49,233	500,404
	Robert Wiseman Dairies P.L.C.	290,033	3,013,421
	Signet Group P.L.C.	555,211	714,523
	Swallowfield P.L.C.	15,000	23,383
	Thorntons P.L.C.	313,060	1,145,429
	Uniq P.L.C.	463,373	1,958,105
	Young & Co’s Brewery P.L.C.	10,000	440,164
#	Young & Co’s Brewery P.L.C. Class A	5,234	241,563
Total Consumer Staples			55,324,931

Energy — (8.8%)
	Abbot Group P.L.C.	896,741	6,071,854
	Anglo Pacific Group P.L.C.	395,642	1,432,580
	Burren Energy P.L.C.	476,536	12,229,468
*	Dana Petroleum P.L.C.	337,760	9,190,529
*	Emerald Energy P.L.C.	220,639	908,051
	Expro International Group P.L.C.	429,435	8,954,966
*	Fortune Oil P.L.C.	5,933,254	948,350
	Hunting P.L.C.	485,389	6,995,372
	James Fisher & Sons P.L.C.	192,145	2,456,909
	JKX Oil and Gas P.L.C.	592,186	4,532,062
	John Wood Group P.L.C.	1,504,358	12,695,851
	KBC Advanced Technologies P.L.C.	163,011	153,276
	Lupus Capital P.L.C.	429,989	76,959
	Melrose Resources P.L.C.	388,991	2,638,511
*	Premier Oil P.L.C.	335,038	8,937,404

3

* #	Soco International P.L.C.	294,449	14,071,036
*	UK Coal P.L.C.	590,118	5,149,066
	Venture Production P.L.C.	437,094	7,146,277
Total Energy			104,588,521

Financials — (14.3%)
	A & J Mucklow Group P.L.C.	221,136	1,325,967
	Aberdeen Asset Management P.L.C.	2,493,376	8,592,838
	Amlin P.L.C.	513,366	3,259,428
	Arbuthnot Banking Group P.L.C.	67,329	671,476
*	Aries Insurance Services P.L.C.	62,500	—
	Beazley Group P.L.C.	861,087	2,915,404
	Benfield Group, Ltd. P.L.C.	336,916	2,106,880
	Brewin Dolphin Holdings P.L.C.	895,086	3,143,582
	Brit Insurance Holdings P.L.C.	1,320,379	6,964,099
	Brixton P.L.C.	626,766	4,085,562
	Capital & Regional P.L.C.	279,419	3,149,938
	Catlin Group, Ltd.	242,131	2,088,501
	Charles Stanley Group P.L.C.	127,317	681,061
	Chesnara P.L.C.	92,900	334,117
	Close Brothers Group P.L.C.	99,664	1,845,473
*	CLS Holdings P.L.C.	262,590	2,163,653
*	Cockleshell, Ltd.	6,528	7,279
	Collins Stewart P.L.C.	407,502	1,446,915
	Daejan Holdings P.L.C.	43,621	2,821,473
	Derwent London P.L.C.	345,803	10,690,288
	Development Securities P.L.C.	177,708	1,490,249
	DTZ Holdings P.L.C.	209,951	1,408,182
#	Erinaceous Group P.L.C.	465,172	80,924
	Evolution Group P.L.C.	1,152,902	2,508,535
#	F&C Asset Management P.L.C.	1,670,683	6,933,855
#	Grainger P.L.C.	436,048	3,351,263
	Great Portland Estates P.L.C.	625,131	6,431,067
*	Hampton Trust P.L.C.	232,050	—
	Hardy Underwriting Group P.L.C.	138,704	797,785
	Helical Bar P.L.C.	414,939	3,230,087
	Henderson Group P.L.C.	2,973,714	8,786,434
	Highway Insurance Holdings P.L.C.	844,999	1,251,560
	Hiscox, Ltd.	1,606,168	8,815,949
	IG Group Holdings P.L.C.	1,209,607	10,165,082
*	Industrial & Commercial Holdings P.L.C.	5,000	154
	Intermediate Capital Group P.L.C.	181,009	6,732,416
#	Jardine Lloyd Thompson Group P.L.C.	817,253	6,004,935
	Kiln, Ltd.	1,128,975	2,448,131
	Liontrust Asset Management P.L.C.	129,935	881,505
	London Scottish Bank P.L.C.	491,096	792,703
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,949,861
	McKay Securities P.L.C.	32,232	199,364
*	Minerva P.L.C.	601,226	1,967,607
*	Novae Group P.L.C.	743,167	488,741
	Panmure Gordon & Co. P.L.C.	15,272	34,229
#	Paragon Group of Cos. P.L.C.	153,200	440,322
	Park Group P.L.C.	291,600	95,655
*	Pices Property Services P.L.C.	62,500	—
*	Probus Estates P.L.C.	83,333	171

4

	Quintain Estates & Development P.L.C.	161,208	1,981,007
	Rathbone Brothers P.L.C.	150,689	3,415,322
	Rensburg Sheppards P.L.C.	174,975	2,203,330
	Rugby Estates P.L.C.	15,328	127,468
	S&U P.L.C.	21,140	185,271
	Savills P.L.C.	443,892	2,886,670
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
	Shaftesbury P.L.C.	503,839	5,931,988
	Shore Capital Group P.L.C.	1,227,370	1,140,389
	ST Modwen Properties P.L.C.	496,506	4,324,101
*	Terence Chapman Group P.L.C.	62,500	408
	Town Centre Securities P.L.C.	206,327	1,495,625
	Tullett Prebon P.L.C.	247,502	2,412,550
	Unite Group P.L.C.	457,428	3,845,926
	Warner Estate Holdings P.L.C.	172,730	1,588,985
	Workspace Group P.L.C.	598,597	3,478,165
Total Financials			170,597,905

Health Care — (3.2%)
*	Acambis P.L.C.	372,178	1,012,504
*	Alizyme P.L.C.	660,805	1,052,224
*	Antisoma P.L.C.	1,755,079	1,077,611
*	Ark Therapeutics Group P.L.C.	654,350	1,348,997
* #	Axis-Shield P.L.C.	215,716	1,165,466
*	BBI Holdings P.L.C.	40,315	129,651
* #	Biocompatibles International P.L.C.	150,111	438,761
*	Bionostics P.L.C.	171,391	50,147
*	Bioquell P.L.C.	90,893	371,638
*	BTG P.L.C.	489,797	1,040,738
	Care UK P.L.C.	205,547	1,822,062
*	Clinical Computing P.L.C.	46,666	2,938
	Consort Medical P.L.C.	114,539	1,448,057
	Corin Group P.L.C.	151,637	1,867,208
	Dechra Pharmaceuticals P.L.C.	204,340	1,406,989
*	Genetix Group P.L.C.	151,246	165,545
*	Global Health Partner P.L.C.	800	1,933
	Goldshield Group P.L.C.	123,034	636,356
*	Gyrus Group P.L.C.	623,812	7,774,656
	Hikma Pharmaceuticals P.L.C.	279,807	2,713,668
*	MDY Healthcare P.L.C.	9,000	12,056
	Nestor Healthcare Group P.L.C.	443,850	307,735
*	Osmetech P.L.C.	66,935	33,510
*	Oxford Biomedica P.L.C.	2,007,523	907,679
*	Phytopharm P.L.C.	104,349	74,930
*	Pinnacle Staffing Group P.L.C.	303,219	28,061
*	Protherics P.L.C.	1,046,492	1,181,608
*	Provalis P.L.C.	796,584	4,913
*	Skyepharma P.L.C.	2,745,363	733,918
	SSL International P.L.C.	779,371	8,066,732
*	Vectura Group P.L.C.	491,081	635,684
*	Vernalis P.L.C.	1,131,506	229,222
	William Ransom & Son P.L.C.	30,000	12,050
Total Health Care			37,755,247

5

Industrials — (34.9%)
*	AEA Technology P.L.C.	539,970	1,156,334
	Aggreko P.L.C.	1,047,234	10,911,260
	Air Partner P.L.C.	38,153	835,911
*	Airflow Streamline P.L.C.	20,500	24,656
	Alfred McAlpine P.L.C.	407,456	4,387,611
	Alumasc Group P.L.C.	131,547	584,660
	Amec P.L.C.	762,317	12,027,803
	Arriva P.L.C.	577,614	9,690,241
	Ashtead Group P.L.C.	1,785,154	2,790,905
	Atkins WS P.L.C.	445,124	11,058,742
*	Autologic Holdings P.L.C.	96,590	141,138
* #	Avis Europe P.L.C.	3,154,308	1,866,378
	Babcock International Group P.L.C.	857,669	10,393,531
	Balfour Beatty P.L.C.	30,053	301,920
*	BB Holdings, Ltd.	8,709	42,583
	BBA Aviation P.L.C.	839,469	3,767,181
	Biffa P.L.C.	211,347	1,402,871
	Bodycote International P.L.C.	1,195,464	6,090,580
	Braemar Shipping Services P.L.C.	73,913	652,885
	Brammer P.L.C.	189,691	881,369
	BSS Group P.L.C.	489,028	4,469,134
	Business Post Group P.L.C.	204,928	1,177,818
*	C.H. Bailey P.L.C.	20,950	54,014
	Camellia P.L.C.	2,437	424,052
	Carillion P.L.C.	1,160,755	8,818,156
*	Carlisle Group, Ltd.	3,400	9,089
	Carr’s Milling Industries P.L.C.	35,330	401,550
	Carter & Carter Group P.L.C.	122,848	208,367
	Castings P.L.C.	163,887	976,395
	Charles Taylor Consulting P.L.C.	143,225	937,703
*	Charter P.L.C.	613,283	10,878,338
	Chemring Group P.L.C.	134,781	5,929,637
	Chloride Group P.L.C.	1,054,622	4,049,243
	Christian Salvesen P.L.C.	950,714	1,785,341
	Christie Group P.L.C.	53,263	172,368
	Clarkson P.L.C.	54,733	1,219,887
	Communisis P.L.C.	577,296	841,755
	Cookson Group P.L.C.	780,702	11,967,847
*	Corporate Services Group P.L.C.	3,685,688	144,969
*	Costain Group P.L.C.	1,306,155	718,446
*	Danka Business Systems P.L.C.	1,029,605	74,745
	Dart Group P.L.C.	296,000	385,488
	Davis Service Group P.L.C.	701,142	7,619,306
	De La Rue P.L.C.	631,439	11,318,867
	Dewhurst P.L.C.	9,000	39,042
	Domino Printing Sciences P.L.C.	449,538	2,450,149
*	easyJet P.L.C.	742,283	8,592,046
	Eleco P.L.C.	104,685	228,688
*	Eliza Tinsley Group P.L.C.	19,844	3,672
	Enodis P.L.C.	1,641,473	5,814,151
	Fenner P.L.C.	609,311	2,960,533
	FKI P.L.C.	2,265,782	3,601,533
	Forth Ports P.L.C.	187,302	7,008,426

6

*	Fortress Holdings P.L.C.	120,728	6,826
	FW Thorpe P.L.C.	24,000	303,260
	Galliford Try P.L.C.	1,475,611	3,839,320
*	Garton Engineering P.L.C.	10,248	—
	Gibbs & Dandy P.L.C.	37,672	247,886
	Go-Ahead Group P.L.C.	178,245	9,062,610
	Hampson Industries P.L.C.	320,091	1,102,814
	Harvey Nash Group P.L.C.	261,144	298,739
	Havelock Europa P.L.C.	141,758	321,947
#	Helphire P.L.C.	570,202	4,418,236
*	Heywood Williams Group P.L.C.	323,020	347,656
	Homeserve P.L.C.	238,474	8,727,754
	Hyder Consulting P.L.C.	159,637	1,571,911
	IMI P.L.C.	181,658	1,687,607
	Interserve P.L.C.	512,988	4,971,859
	Intertek Group P.L.C.	615,784	11,448,487
*	Invensys P.L.C.	1,628,063	8,332,032
	ITE Group P.L.C.	1,007,435	3,530,416
	J. Smart & Co. (Contractors) P.L.C.	22,500	364,283
	James Halstead P.L.C.	104,416	1,244,473
	Johnson Service Group P.L.C.	206,862	250,787
	Keller Group P.L.C.	285,825	4,787,189
	Kier Group P.L.C.	145,769	4,802,849
	Latchways P.L.C.	42,476	816,361
	Lavendon Group P.L.C.	157,181	1,629,472
	Lincat Group P.L.C.	14,452	186,988
	Low & Bonar P.L.C.	707,849	1,663,780
	Management Consulting Group P.L.C.	1,055,808	694,666
	Meggitt P.L.C.	81,050	518,212
	Metalrax Group P.L.C.	508,719	198,734
	Michael Page International P.L.C.	1,292,259	8,686,749
	Mitie Group P.L.C.	1,263,634	7,150,545
	MJ Gleeson Group P.L.C.	195,875	1,409,837
	Molins P.L.C.	82,233	240,190
	Morgan Crucible Co. P.L.C.	1,212,085	6,515,493
	Morgan Sindall P.L.C.	175,758	4,366,488
	Mouchel Parkman P.L.C.	437,972	3,974,497
	MS International P.L.C.	71,500	330,328
	National Express Group P.L.C.	87,103	2,120,091
	Northgate P.L.C.	293,546	4,503,884
*	OneSource Services, Inc.	544	45,843
	OPD Group P.L.C.	102,094	430,745
	Parkwood Holdings P.L.C.	62,980	136,704
	PayPoint P.L.C.	53,251	718,374
	Regus Group P.L.C.	3,865,759	6,519,168
*	Renold P.L.C.	270,995	523,124
	Ricardo P.L.C.	220,336	1,371,164
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	326,957	1,162,998
	ROK P.L.C.	633,380	1,730,825
	RPS Group P.L.C.	824,831	5,117,308
	Senior P.L.C.	1,562,041	3,562,982
	Serco Group P.L.C.	134,385	1,313,570
	Severfield-Rowen P.L.C.	354,372	3,683,037
	Shanks Group P.L.C.	969,620	4,376,967

7

	SIG P.L.C.	487,628	8,665,468
	Speedy Hire P.L.C.	183,252	3,227,882
*	Spice P.L.C.	3,967	41,055
	Spirax-Sarco Engineering P.L.C.	318,471	6,298,786
	Spring Group P.L.C.	596,238	571,010
	Stagecoach Group P.L.C.	1,492,069	7,573,445
*	Stanelco P.L.C.	2,148,370	14,125
	Sthree P.L.C.	82,165	330,522
	T. Clarke P.L.C.	148,717	554,056
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	218,489	943,765
	TDG P.L.C.	326,296	1,402,976
*	The 600 Group P.L.C.	218,038	232,085
	The Weir Group P.L.C.	853,629	13,722,292
	Tomkins P.L.C.	534,579	2,148,087
*	Trafficmaster P.L.C.	553,279	563,625
	Travis Perkins P.L.C.	116,804	3,191,848
	Tribal Group P.L.C.	125,000	313,762
	Trifast P.L.C.	359,985	484,622
	Ultra Electronics Holdings P.L.C.	279,339	6,810,379
	Umeco P.L.C.	177,143	2,204,536
* #	Volex Group P.L.C.	241,088	696,637
	Vp P.L.C.	172,286	1,460,733
	VT Group P.L.C.	708,023	9,376,850
	Waterman Group P.L.C.	108,139	368,837
	Whatman P.L.C.	520,176	2,028,153
	White Young Green P.L.C.	183,454	1,481,652
*	Whitecroft P.L.C.	105,000	—
*	Wilshaw Securities P.L.C.	198,409	15,807
	Wincanton P.L.C.	478,403	3,954,495
	WSP Group P.L.C.	270,216	3,819,428
	XP Power, Ltd.	73,546	375,433
Total Industrials			414,529,730

Information Technology — (11.4%)
	Abacus Group P.L.C.	285,469	445,293
	Acal P.L.C.	104,729	430,275
	Aegis Group P.L.C.	454,442	1,040,125
*	Alterian P.L.C.	179,139	497,727
	Anite P.L.C.	1,273,342	1,139,926
*	ARC International P.L.C.	623,793	467,411
	ARM Holdings P.L.C.	1,579,285	4,313,636
*	Autonomy Corp. P.L.C.	735,861	12,067,144
	Aveva Group P.L.C.	288,041	5,598,119
	Axon Group P.L.C.	251,554	2,971,142
*	Blinkx P.L.C.	696,972	314,843
	CML Microsystems P.L.C.	18,361	34,502
	Computacenter P.L.C.	397,656	1,371,254
*	CSR P.L.C.	250,291	3,274,544
	Detica Group P.L.C.	485,719	2,295,555
	Dialight P.L.C.	111,362	295,208
	Dicom Group P.L.C.	325,477	1,272,075
	Dimension Data Holdings P.L.C.	939,000	1,186,954
	Diploma P.L.C.	89,213	1,742,684
	E2V Technologies P.L.C.	254,720	1,464,940

8

	Electrocomponents P.L.C.	1,509,894	6,868,178
	Electronic Data Processing P.L.C.	55,200	58,457
*	Eurodis Electron P.L.C.	2,118,657	45,736
	Fidessa Group P.L.C.	134,098	2,642,026
*	Filtronic P.L.C.	338,741	1,214,710
	Financial Objects P.L.C.	17,000	16,709
*	Full Circle Future, Ltd.	135,600	—
	GB Group P.L.C.	415,333	196,948
*	Gresham Computing P.L.C.	204,631	286,762
	Halma P.L.C.	1,554,692	6,849,328
*	Imagination Technologies Group P.L.C.	908,378	2,039,147
*	Innovation Group P.L.C.	2,537,718	1,603,182
*	Intec Telecom Systems P.L.C.	1,201,847	989,180
	Intelek P.L.C.	49,880	20,347
	Kewill Systems P.L.C.	309,597	576,482
	Laird Group P.L.C.	696,658	8,392,854
	Macro 4 P.L.C.	68,736	224,303
	Micro Focus International P.L.C.	465,120	2,678,021
	Microgen P.L.C.	404,360	291,040
	Misys P.L.C.	2,032,165	8,387,962
*	Monitise P.L.C.	450,565	136,379
*	Morse P.L.C.	367,208	516,755
	MTL Instruments Group P.L.C.	71,580	868,059
*	nCipher P.L.C.	110,961	562,200
	Netstore P.L.C.	143,737	78,407
	Northgate Information Solutions P.L.C.	2,006,015	2,722,670
	NSB Retail Systems P.L.C.	1,498,343	667,928
	Oxford Instruments P.L.C.	194,358	807,271
*	Parity Group P.L.C.	7,621	9,882
	Phoenix IT Group, Ltd.	178,926	1,147,728
*	Plasmon P.L.C.	259,985	92,323
	Premier Farnell P.L.C.	1,411,409	4,123,757
	Psion P.L.C.	513,902	1,027,253
	Raymarine P.L.C.	289,080	1,266,410
	Renishaw P.L.C.	222,795	2,931,937
	RM P.L.C.	369,199	1,517,520
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	368,996	7,458,499
*	SCI Entertainment Group P.L.C.	286,579	1,431,257
*	Scipher P.L.C.	34,563	799
*	SDL P.L.C.	279,025	1,608,622
	Spectris P.L.C.	508,179	8,013,242
*	Spirent Communications P.L.C.	3,268,201	4,250,174
*	Superscape Group P.L.C.	431,879	77,311
	TT electronics P.L.C.	543,437	1,449,271
	United Business Media P.L.C.	232,623	3,054,278
	Vega Group P.L.C.	80,607	449,671
	Vislink P.L.C.	588,460	629,395
*	Wolfson Microelectronics P.L.C.	453,006	2,204,257
	Xaar P.L.C.	220,887	906,709
	Zetex P.L.C.	324,690	337,138
Total Information Technology			135,951,831

Materials — (3.4%)
*	Amberley Group P.L.C.	175,000	31,032

9

*	API Group P.L.C.	103,483	42,507
	British Polythene Industries P.L.C.	102,332	580,083
	Carclo P.L.C.	214,230	424,901
	Chamberlin P.L.C.	18,000	74,066
*	Chapelthorpe P.L.C.	63,180	46,381
*	Coral Products P.L.C.	50,000	7,710
	Croda International P.L.C.	506,879	6,063,574
	Delta P.L.C.	500,743	1,170,863
	DS Smith P.L.C.	1,629,320	7,031,837
	Dyson Group P.L.C.	127,757	472,726
	Elementis P.L.C.	1,911,621	3,303,136
	Ennstone P.L.C.	1,940,949	1,458,088
	Filtrona P.L.C.	724,553	3,317,723
	Foseco P.L.C.	145,540	827,858
	Hill & Smith Holdings P.L.C.	280,223	1,919,617
	Inmarsat P.L.C.	73,437	717,311
*	Inveresk P.L.C.	125,000	25,046
	Macfarlane Group P.L.C.	378,287	217,201
	Marshalls P.L.C.	662,347	3,949,389
	Opsec Security Group P.L.C.	117,822	136,406
	Porvair P.L.C.	158,128	370,361
	RPC Group P.L.C.	402,719	1,923,672
*	Scapa Group P.L.C.	456,918	302,356
	Treatt P.L.C.	14,957	91,905
	Victrex P.L.C.	314,861	4,425,080
	Yule Catto & Co. P.L.C.	540,291	1,876,152
	Zotefoams P.L.C.	96,852	181,977
Total Materials			40,988,958

Telecommunication Services — (0.9%)
*	Colt Telecom Group SA	858,120	3,215,252
	Kcom Group P.L.C.	1,880,740	2,161,966
*	Redstone P.L.C.	125,910	179,150
	Telecom Plus P.L.C.	294,204	1,114,083
*	THUS Group P.L.C.	600,824	1,672,073
	Trinity Mirror P.L.C.	187,336	1,303,173
* #	Vanco P.L.C.	232,704	822,402
Total Telecommunication Services			10,468,099

Utilities — (0.6%)
	Dee Valley Group P.L.C.	12,109	257,856
	Hydro International P.L.C.	27,669	106,927
	Northumbrian Water Group P.L.C.	942,566	6,792,202
	Pennon Group P.L.C.	43,182	599,595
Total Utilities			7,756,580

TOTAL COMMON STOCKS			1,148,583,144

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
	Rea Holdings P.L.C.	1,474	3,349

10

RIGHTS/WARRANTS — (0.0%)
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* SMG P.L.C. Rights 12/18/07	1,931,188	30,969
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		30,969

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $1,140,000 FNMA 5.58%, 03/25/37, valued at $837,604) to be repurchased at $823,305	$823	823,000

SECURITIES LENDING COLLATERAL — (3.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $2,364,614 FHLMC 6.500%, 12/01/36, valued at $1,965,409) to be repurchased at $1,927,614	1,927	1,926,871
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $40,647,718 FHLMC 7.000%, 11/01/37 & 7.500%, 11/07/37 & FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 04/01/35 to 08/01/37, valued at $38,162,999) to be repurchased at $37,426,722	37,412	37,412,287

TOTAL SECURITIES LENDING COLLATERAL		39,339,158

TOTAL INVESTMENTS - (100.0%) (Cost $837,642,168)		$1,188,779,620

See accompanying Notes to Financial Statements.

11

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

AUSTRIA — (2.0%)
COMMON STOCKS — (2.0%)
	Agrana Beteiligungs AG	17,295	$1,750,125
	Andritz AG	109,548	6,763,129
	Austria Email AG	715	6,631
* #	Austrian Airlines AG	133,921	1,127,265
	BKS Bank AG	520	84,442
* #	BWIN Interactive Entertainment AG	81,529	2,851,108
	BWT AG	28,425	1,853,627
*	CA Immobilien Anlagen AG	134,542	3,097,761
*	Christ Water Techology AG	24,819	419,479
	Constantia Packaging AG	28,088	1,987,810
*	Conwert Immobilien Invest AG	54,426	936,847
	Eybl International AG	3,191	55,172
	Flughafen Wien AG	32,850	3,709,917
	Frauenthal Holding AG	10,460	333,241
*	Intercell AG	90,752	3,433,572
*	Josef Manner & Co. AG	870	67,838
#	Lenzing AG	4,366	2,348,978
#	Mayr-Melnhof Karton AG	26,804	3,017,513
	Oberbank AG	10,838	2,342,942
	Palfinger AG	47,348	2,175,202
*	RHI AG	96,015	3,933,007
	Rosenbauer International AG	11,816	602,913
*	S&T System Integration & Technology Distribution AG	6,404	466,922
	Schoeller-Bleckmann Oilfield Equipment AG	33,158	3,038,876
* #	Sparkassen Immobilien AG	58,185	672,538
	UBM Realitaetenentwicklung AG	1,440	107,506
	Uniqa Versicherungen AG	150,681	4,775,521
	Wolford AG	8,054	357,452

TOTAL — AUSTRIA			52,317,334

BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren	85,898	8,768,567
	Agfa Gevaert NV	123,370	1,357,187
	Banque Nationale de Belgique	980	4,542,110
	Barco NV	54,729	4,226,548
	Bekaert SA	59,440	8,244,505
#	Brantano Group NV	6,251	493,047
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	252,537
	Cofinimmo SA	3,921	751,346
*	Compagnie du Bois Sauvage SA VVPR STRIP	87	25
#	Compagnie d’Entreprises CFE	2,080	4,238,712
#	Compagnie Immobiliere de Belgique SA	10,849	603,228

1

#	Compagnie Maritime Belge SA	64,297	5,758,788
	Cumerio NV SA	9,586	391,481
#	Deceuninck NV	63,700	1,492,768
	Dolmen Computer Applications NV	18,960	357,855
	D’Ieteren NV SA	13,235	5,120,801
#	Duvel Moorgat SA	9,169	592,195
	Econocom Group SA	67,440	775,924
#	Elia System Operator SA NV	117,849	4,842,230
#	Euronav SA	89,385	2,944,956
	EVS Broadcast Equipment SA	5,500	653,495
#	Exmar NV	78,816	2,549,552
	Floridienne SA	2,033	353,418
	Henex	7,487	555,651
*	ICOS Vision Systems NV	35,433	1,409,922
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	492,551
* #	Innogenetics NV	75,886	655,577
*	Integrated Production & Test Engineering NV	9,275	145,791
*	International Brachtherapy SA	35,773	167,830
*	Ion Beam Application	69,021	1,948,951
	Jensen-Group NV	14,485	193,242
	Kinepolis	16,788	887,026
	Lotus Bakeries SA	1,401	469,222
#	Melexis NV	88,696	1,404,877
#	Omega Pharma SA	87,533	6,095,302
* #	Option NV	114,120	972,950
*	Papeteries Catala SA	315	55,645
	Picanol	16,620	371,983
* #	Real Software NV	639,542	373,482
#	Recticel SA	52,387	777,922
*	Resilux	4,095	232,649
	Rosier SA	655	207,166
#	Roularta Media Group NV	17,839	1,363,024
	Sapec SA	3,635	543,072
*	SAPEC SA Strip VVPR	75	213
	Sioen Industries NV	52,140	699,916
	Sipef NV	2,481	1,387,008
*	Spector Photo Group SA	81,828	143,421
*	Systemat-Datarelay SA	26,232	226,418
	Ter Beke NV	2,281	196,673
	Tessenderlo Chemie NV	94,663	5,220,798
	Unibra SA	1,600	242,805
	Van De Velde NV	28,456	1,415,230
	VPK Packaging Group SA	13,446	767,789
	Warehouses De Pauw SCA	5,753	392,158
* #	Zenitel VVPR	28,851	101,511
TOTAL COMMON STOCKS			89,429,050

RIGHTS/WARRANTS — (0.0%)
*	Carrieres Unies Porphyre SA Coupons	45	—
*	Dolmen Computer Applications NV Rights 10/26/07	18,960	4,161
*	Zenitel VVPR Contingent Rights	8,654	127
TOTAL RIGHTS/WARRANTS			4,288

TOTAL — BELGIUM			89,433,338

2

DENMARK — (2.9%)
COMMON STOCKS — (2.9%)
*	Aarhus Lokalbank A.S.	8,030	290,593
*	Aktieselskabet Ringkjoebing Bank A.S.	5,665	722,022
#	Aktieselskabet Roskilde Bank A.S.	32,685	2,405,007
#	Aktieselskabet Skjern Bank A.S.	3,276	385,006
	Alk-Abello A.S.	15,055	2,120,570
*	Alm. Brand A.S.	28,360	1,683,932
	Amagerbanken A.S.	32,195	1,805,335
	Ambu A.S.	22,100	334,867
	Arkil Holdings A.S. Series B	780	174,142
#	Auriga Industries A.S. Series B	35,850	701,845
	Bang & Olufsen Holding A.S. Series B	31,337	3,090,028
* #	Bavarian Nordic A.S.	17,626	1,101,650
#	Biomar Holding A.S.	22,198	825,025
	BoConcept Holding A.S.	5,650	541,081
#	Bonusbanken A.S.	69,455	397,990
*	Brodrene Hartmann A.S. Series B	5,865	172,383
*	Brondbyernes I.F. Fodbold A.S. Series B	10,300	171,259
* #	Capinordic A.S.	216,300	823,158
	D/S Norden A.S.	16,800	1,817,951
	Dalhoff, Larson & Horneman A.S. Series B	32,000	467,329
*	Danionics A.S. Series A	32,000	91,222
* #	Dantherm Holding A.S.	13,100	387,951
	Danware A.S.	7,585	104,582
	DFDS A.S.	11,910	1,798,217
	DiBa Bank A.S.	11,660	882,636
	Djursland Bank A.S.	4,485	673,728
	East Asiatic Co., Ltd. A.S.	50,573	3,465,811
*	EDB Gruppen A.S.	5,780	179,974
	F.E. Bording A.S.	600	97,250
#	Fionia Bank A.S.	6,516	2,034,875
#	Fluegger A.S. Series B	4,198	447,647
#	Forstaedernes Bank A.S.	65,613	2,475,359
*	GPV Industi A.S.	2,200	119,736
*	Gronlandsbanken	768	133,055
	H&H International A.S. Series B	1,920	588,277
	Harboes Bryggeri A.S.	10,250	288,514
	Hedegaard A.S.	1,560	127,769
*	Hojgaard Holding A.S. Series B	2,750	113,453
#	IC Companys A.S.	33,305	2,036,212
*	Incentive A.S.	3,575	12,974
	ITH Industri Invest A.S.	3,600	184,141
	Lan & Spar Bank S.A.	5,150	435,620
*	Lastas A.S. Series B	11,200	383,529
	Lollands Bank A.S.	750	66,144
*	Maconomy Corp. A.S.	63,000	270,852
#	Mols-Linien A.S.	5,700	1,025,295
* #	NeuroSearch A.S.	43,254	2,834,437
	NKT Holding A.S.	49,245	4,708,231
	Nordjyske Bank A.S.	17,600	632,349
#	Norresundby Bank A.S.	735	527,001
	Ostjydsk Bank A.S.	2,554	498,648
* #	Parken Sport & Emtertainment A.S.	8,474	2,001,523

3

	Per Aarsleff A.S. Series B	6,145	908,823
* #	Pharmexa A.S.	142,740	258,945
	Ringkjoebing Landbobank Aktieselskab	15,330	2,724,699
	Roblon A.S. Series B	540	96,711
	Royal Unibrew A.S.	12,690	1,458,407
* #	RTX Telecom A.S.	14,000	132,689
	Salling Bank A.S.	910	169,735
	Sanistal A.S. Series B	4,436	646,674
*	SAS AB	34,300	522,475
#	Satair A.S.	8,525	469,853
#	Schouw & Co.	25,435	2,235,531
	SimCorp A.S.	16,940	3,431,412
	Sjaelso Gruppen A.S.	68,030	2,089,685
	SKAKO Industries A.S.	5,130	200,287
#	Skandinavian Brake Systems A.S.	1,925	100,659
#	Sondagsavisen A.S.	36,665	224,856
	Spar Nord Bank A.S.	120,825	2,847,657
	Sparbank	10,930	774,907
#	Sparekassen Faaborg A.S.	2,027	894,419
	Sydbank A.S.	67,361	2,823,755
	Thrane & Thrane A.S.	8,858	516,376
#	Tivoli A.S.	997	741,320
*	TK Development A.S.	91,456	1,462,810
* #	TopoTarget A.S.	151,600	624,129
	Vestfyns Bank A.S.	680	154,305
	Vestjysk Bank A.S.	29,755	1,726,125

TOTAL — DENMARK			77,895,429

FINLAND — (5.3%)
COMMON STOCKS — (5.3%)
	Alandsbanken AB Series B	18,190	704,981
*	Aldata Solutions Oyj	194,535	351,271
	Alma Media	292,300	4,984,288
	Amanda Capital Oyj	67,120	333,335
#	Amer Sports Oyj Series A	269,460	7,358,373
	Aspo Oyj	70,175	671,053
	BasWare Oyj	34,550	510,015
*	Benefon Oyj	225,900	26,007
*	Biohit Oyj	7,900	19,344
*	Biotie Therapies Corp.	265,590	329,391
	Cargotec Oyj Series B	12,807	675,155
*	Cencorp Oyj	81,010	30,612
#	Componenta Oyj	34,400	428,572
#	Comptel P.L.C.	334,565	768,113
	Cramo Oyj	107,300	2,967,725
*	Efore Oyj	129,540	216,360
	Elcoteq SE	66,810	367,850
	Elecster Oyj	2,200	18,298
#	Elektrobit Corp.	401,120	1,022,243
	Etteplan Oyj	62,600	458,431
#	Finnair Oyj	164,950	2,019,765
#	Finnlines Oyj	110,260	2,339,222
	Fiskars Oyj Abp Series A	178,328	3,454,883
#	F-Secure Oyj	447,078	1,540,485

4

	Glaston Oyj Abp	131,940	597,467
#	HKScan Oyj Series A	74,560	1,670,634
*	Honkarakenne Oyj Series B	7,507	62,366
#	Huhtamaki Oyj	348,750	4,461,404
	Ilkka-Yhtyma Oyj	35,460	580,751
*	Incap Oyj	19,628	43,467
	Ixonos P.L.C.	26,100	227,361
	Julius Tallberg-Kiinteistoet Oyj Series B	27,000	126,192
	KCI Konecranes Oyj	255,800	9,757,155
	Kemira Oyj	261,200	5,204,385
	Laennen Tehtaat Oyj	18,920	468,098
#	Lassila & Tikanoja Oyj	121,476	3,898,556
	Lemminkainen Oyj	52,700	2,717,382
	Martela Oyj	1,060	13,241
	M-Real Oyj Series B	775,393	4,079,900
	Neomarkka Oyj	16,652	225,996
	Nokian Renkaat Oyj	384,580	14,610,945
	Nordic Aluminium Oyj	10,440	448,410
*	Okmetic Oyj	54,904	261,020
	OKO Bank P.L.C. Class A	203,091	4,011,479
#	Olvi Oyj Series A	32,290	1,128,041
	Oriola-KD Oyj Class A	26,000	112,664
	Oriola-KD Oyj Class B	16,000	69,055
	Orion Oyj Series A	75,792	1,802,518
	Orion Oyj Series B	240,997	5,701,397
	PKC Group Oyj	48,390	662,023
	Ponsse Oyj	82,280	1,903,652
	Poyry Oyj	189,640	4,875,619
*	Proha Oyj	107,168	43,936
#	Raisio P.L.C.	476,433	1,126,304
	Ramirent Oyj	314,560	5,361,866
	Rapala VMC Oyj	116,640	940,586
	Raute Oyj Series A	10,390	203,311
#	Rocla Oyj	12,300	188,988
*	Satama Interactive Oyj	107,200	197,391
	Scanfil Oyj	123,479	356,262
	Sponda Oyj	159,511	1,871,383
*	SSH Communications Oyj	88,050	218,188
	Stockmann Oyj Abp Series A	45,225	2,080,817
	Stockmann Oyj Abp Series B	104,804	4,891,357
*	Stonesoft Oyj	107,212	39,363
#	Suominen Oyj	17,955	72,785
	SYSOPENDIGIA P.L.C.	55,020	264,860
	Talentum Oyj	133,500	596,139
	Tecnomen Oyj	196,570	357,964
#	Teleste Oyi	53,559	621,151
#	TietoEnator Oyj	291,429	6,249,112
	Tiimari P.L.C.	16,680	119,805
	Tulikivi Oyj	79,440	238,285
	Turkistuottajat Oyj	8,490	131,163
#	Uponor Oyj Series A	216,400	5,167,769
#	Vacon Oyj	44,337	1,950,039
#	Vaisala Oyj Series A	40,300	1,888,401
	Viking Line AB	10,710	651,254
	YIT Oyj	151,498	3,548,006
TOTAL COMMON STOCKS			140,693,435

5

RIGHTS/WARRANTS — (0.0%)
*	Finnair Oyj Rights 12/17/07	164,950	217,182

TOTAL — FINLAND			140,910,617

FRANCE — (11.1%)
COMMON STOCKS — (11.1%)
*	Actielec Technologies	26,862	109,881
	Affine SA	7,578	404,089
#	Akka Technologies SA	5,500	103,669
*	Alain Afflelou SA	2,280	135,439
	Ales Groupe SA	33,613	1,018,837
* #	Alten	59,514	2,301,638
* #	Altran Technologies SA	322,216	2,045,692
	April Group SA	74,259	4,788,967
* #	Archos	22,331	658,130
	Assystem	47,658	692,342
*	Atos Origin SA	33,218	1,882,381
#	Aubay	28,405	297,069
	Audika SA	22,509	1,187,801
*	Avanquest Software	19,360	213,683
*	Axorys SA	11,700	12,324
* #	Baccarat SA	1,090	482,274
	Banque Tarneaud SA	1,430	304,385
	Beneteau SA	185,495	5,224,911
*	Bigben Interactive	7,762	54,059
	bioMerieux	14,590	1,591,962
	Boiron SA	22,509	584,850
	Boizel Chanoine Champagne SA	6,304	867,402
#	Bonduelle SCA	13,165	1,648,778
	Bongrain SA	14,306	1,702,954
#	Bourbon SA	139,178	9,275,996
*	Bull SA (4547235)	4	2
*	Bull SA (B0V2C19)	298,028	1,792,291
	Burelle SA	4,030	1,178,739
*	Business Objects SA	63,268	3,854,635
#	Cafom SA	5,092	159,629
#	Canal Plus SA	280,788	3,268,379
	Carbone Lorraine SA	56,469	4,135,101
	CBo Territoria	28,320	151,626
	Cegedim SA	11,509	1,215,494
#	Cegid Group	22,866	1,044,378
*	Cesar SA	14,219	143,330
*	Cibox Inter@ctive SA	232,424	102,496
#	Clarins SA	26,155	2,294,437
* #	Club Mediterranee SA	46,578	2,931,717
	Compagnie Industrielle et Financiere D’Entreprises	300	118,797
*	Compagnie International Andre Trigano SA	983	86,588
*	CS Communication & Systemes	7,938	304,632
	Cybergun	6,818	71,417
	Damartex SA	22,900	871,916
*	Dane-Elec Memory SA	65,202	200,249

6

	Delachaux SA	28,440	2,970,745
* #	Derichebourg	639,328	5,470,576
*	Dollfus Mieg & Cie SA	54,239	94,886
*	Dynaction SA	10,660	203,839
#	Electricite de Strasbourg	23,784	4,976,349
	Esso Ste Anonyme Francaise	5,936	1,649,423
#	Establissements Maurel et Prom	275,150	5,768,849
*	Etablissements Gantois Series A	647	4,873
	Etam Developpement SA	23,815	1,200,939
*	Euro Disney SCA	4,981,489	728,767
	Exel Industries SA	5,582	789,189
	Explosifs et de Produits Chimiques	524	356,963
* #	Faurecia SA	60,033	4,512,927
#	Fimalac SA	23,546	1,664,464
	Finuchem SA	18,510	256,938
	Fleury Michon SA	4,507	326,500
	Francois Freres (Tonnellerie) SA	3,839	226,743
	Gascogne SA	7,112	747,524
	Gaumont SA	14,607	1,317,784
*	GECI International	63,334	386,770
*	Geci International I07 Shares	10,786	7,258
#	Geodis SA	17,364	3,244,972
	Gevelot SA	3,584	326,521
	GFI Informatique SA	126,539	1,241,978
*	Gifi	7,579	587,540
	Ginger (Groupe Ingenierie Europe)	10,357	309,204
	GL Events	38,586	2,568,892
#	GPe Pizzorno	5,200	182,093
	Grands Moulins de Strasbourg	110	91,244
*	Groupe Ares	21,994	100,905
	Groupe Crit	24,673	1,033,771
	Groupe Flo SA	22,019	322,429
* #	Groupe Go Sport SA	2,740	260,463
	Groupe Guillin SA	1,200	130,423
* #	Groupe Open	27,590	352,135
#	Groupe Steria SCA	51,952	2,063,623
	Guerbet SA	5,997	1,398,143
	Guyenne et Gascogne SA	26,000	4,690,086
#	Haulotte Group SA	57,491	1,888,904
#	Havas SA	1,144,241	5,969,519
	Idsud	2,227	159,642
*	IEC Professionnel Media	26,344	62,965
	IMS International Metal Service SA	51,946	2,200,299
* #	Infogrames Entertainment SA	2,249,212	426,060
#	Ingenico SA	87,639	2,575,040
*	Ipsen SA	15,549	882,574
	Ipsos SA	80,658	2,677,080
	Lafuma SA	6,384	471,761
	Laurent-Perrier	12,172	2,102,733
	Lectra	85,992	716,668
	Lisi SA	16,534	1,638,934
* #	LVL Medical Groupe SA	24,346	739,157
	Maisons Franc	12,826	1,009,772
	Manitou BF SA	48,280	2,573,011
	Manutan International SA	13,920	1,299,750

7

	MGI Coutier SA	2,753	112,871
*	MoneyLine SA	11	—
	Montupet SA	32,450	672,522
	Mr. Bricolage SA	23,846	711,974
#	Naturex	6,954	375,140
	Nexans SA	80,936	10,802,438
	Nexity	82,640	4,486,194
	Norbert Dentressangle	12,697	1,433,114
#	NRJ Group	177,024	2,078,004
	Oberthur Card Systems SA	117,901	1,036,506
*	Oeneo	102,487	377,176
	Orco Property Group	23,394	3,112,442
*	Orpea	102,622	6,643,321
*	Osiatis	1,400	10,708
	Paris Orleans et Cie SA	546	270,647
	Passat SA	8,835	85,488
	Pierre & Vacances	16,031	2,066,987
	Plastic Omnium SA	30,846	1,819,892
	Plastivaloire SA	4,552	141,806
	PSB Industries SA	8,438	500,950
	Radiall SA	5,387	766,407
#	Rallye SA	80,915	5,850,030
*	Recylex SA	35,449	955,279
	Remy Cointreau SA	72,726	5,292,192
*	Rhodia SA	168,086	5,894,194
	Robertet SA	3,167	548,898
*	Rodriguez Group SA	27,733	917,889
	Rougier SA	6,120	556,815
#	Rubis SA	31,132	2,954,673
* #	S.T. Dupont SA	39,440	28,224
	Sabeton SA	13,500	252,696
	Saft Groupe SA	42,516	1,896,933
	SAMSE SA	8,800	1,171,420
	SCOR SE	282,143	7,317,962
	SEB SA	29,833	5,347,848
	Sechilienne SA	52,820	4,242,891
	Securidev SA	2,500	110,410
	Signaux Girod SA	894	97,644
*	Smoby SA	1,172	48,008
	Societe BIC SA	61,451	4,587,261
	Societe de Developpement Regional de la Bretagne	5,106	30,850
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,863,831
	Societe Immobiliere de Location pour l’Industrie et le Commerce	8,586	1,261,720
#	Societe Industrielle D’Aviations Latecoere SA	21,731	542,856
	Societe Marseillaise du Tunnel Prado Carenage	11,036	601,681
	Societe Pour l’Informatique Industrielle SA	40,908	316,216
* #	Soitec SA	231,215	3,056,746
*	Solving International SA	13,265	73,656
	Somfy SA	22,900	6,837,629
	Sopra Group SA	23,668	2,080,470
	Sperian Protection	18,169	2,157,285
#	Spir Communication SA	7,977	894,717
#	Stallergenes SA	33,674	2,717,856
	STEF-TFE	29,698	2,240,262
	Sucriere de Pithiviers Le Vieil	1,825	1,540,482

8

*	Sylis SA	23,228	130,039
	Synergie SA	33,924	1,332,546
*	Teamlog SA	34,132	208,222
	Teleperformance SA	135,031	5,178,805
	Tessi SA	5,050	320,607
* #	Theolia SA	88,858	2,846,191
	Tipiak SA	518	57,954
	Toupargel Groupe	21,016	827,498
#	Trigano SA	59,181	2,893,379
*	UbiSoft Entertainment SA	102,741	8,933,297
	Union Financiere de France Banque SA	16,369	974,156
	Valeo SA	72,191	3,628,261
*	Valtech	295,958	230,012
	Viel et Compagnie	162,852	1,145,655
	Vilmorin et Cie SA	19,383	2,974,558
	Virbac SA	16,735	1,586,343
	VM Materiaux SA	6,521	735,805
	Vranken Pommery Monopole	9,879	767,992
	Zodiac SA	60,875	3,993,375
TOTAL COMMON STOCKS			295,032,769

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	4,022
*	Bigben Interactive Warrants 12/31/08	2,100	1,106
*	Cybergun Warrants Series A 01/31/08	1,136	17
*	Cybergun Warrants Series B 07/15/10	1,136	100
*	Groupe Ares Warrants 12/18/08	4,713	10,687
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Groupe Open Rights 10/10/07	27,590	404
*	Groupe Steria SCA Rights 11/28/07	50,742	7,423
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	7,970
TOTAL RIGHTS/WARRANTS			31,729

TOTAL — FRANCE			295,064,498

GERMANY — (12.9%)
COMMON STOCKS — (12.9%)
*	313 Music JWP AG	15,810	35,388
*	3U Holding AG	117,766	127,973
	A.S. Creation Tapeton AG	6,853	443,424
*	AAP Implantate AG	47,250	158,603
	Aareal Bank AG	110,018	4,749,178
	ADCapital AG	33,040	563,372
* #	Adlink Internet Media AG	71,772	1,619,815
* #	ADVA AG Optical Networking	96,672	625,290
	Agrob AG	5,800	127,009
*	Aixtron AG	266,763	3,348,062
* #	Allbecon AG	21,017	243,134
	Altana AG	110,752	2,762,231
	Amadeus Fire AG	16,192	399,494
	Andreae-Noris Zahn AG	27,200	1,432,701
*	Artnet AG	16,292	228,520
*	Augusta Technologie AG	27,184	633,546
#	AWD Holding AG	99,539	3,348,198

9

#	Baader Wertpapierhandelsbank AG	142,376	996,263
* #	Balda AG	155,088	2,303,311
*	Basler AG	8,861	142,315
	Beate Uhse AG	56,241	165,213
	Bechtle AG	40,189	1,767,832
#	Bertrandt AG	23,282	778,882
* #	Beta Systems Software AG	8,550	61,290
	BHS Tabletop AG	2,800	46,733
	Bilfinger Berger AG	136,777	11,129,356
*	Biolitec AG	26,843	564,545
	Biotest AG	22,203	1,170,185
*	BKN International AG	35,508	158,562
* #	BMP AG	50,479	167,376
	Boewe Systec AG	15,333	677,008
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	487,638
*	Business Media China AG	15,212	451,855
*	CEAG AG	20,670	210,760
	Cenit AG	18,394	212,034
* #	CENTROTEC Sustainable AG	42,280	892,031
	Cewe Color Holding AG	13,917	516,531
* #	ComBOTS AG	58,253	1,047,294
	Comdirect Bank AG	135,842	1,690,682
	Computerlinks AG	16,965	320,525
*	Condomi AG	1,800	—
#	Conergy AG	94,598	3,926,315
	CTS Eventim AG	53,393	2,099,218
	Curanum AG	83,165	1,125,432
*	D. Logistics AG	113,203	304,598
*	D+S europe AG	77,965	1,482,905
#	DAB Bank AG	133,926	1,212,187
	Data Modul AG	10,414	294,640
*	DEAG Deutsche Entertainment AG	51,845	127,625
#	Deutsche Euroshop AG	87,386	3,371,864
*	Deutsche Steinzeug Cremer & Breuer AG	23,889	47,212
	Deutsche Wohnen AG	69,977	2,667,034
* #	Deutz AG	257,064	2,779,383
	Dierig Holding AG	10,500	129,451
	Douglas Holding AG	105,237	6,459,985
	Dr. Hoenle AG	14,858	192,144
*	Drillisch AG	92,184	822,578
* #	Duerr AG	38,845	1,577,396
	DVB Bank AG	15,114	6,302,857
*	Easy Software AG	13,167	116,397
	Eckert and Ziegler AG	6,103	88,598
	Elexis AG	32,938	978,929
* #	Elmos Semiconductor AG	34,592	369,101
#	ElreingKlinger AG	6,000	635,432
* #	EM. Sports Media AG	160,173	920,930
	Energiekontor AG	38,401	247,583
	Epcos AG	233,608	4,190,719
	Erlus AG	297	175,805
* #	Escada AG	40,309	1,428,100
	Euwax AG	18,514	1,464,259
* #	Evotec AG	196,039	689,861
	Fielmann AG	58,362	3,835,964

10

* #	FJA AG	77,417	313,206
	Fortec Elektronik AG	7,433	96,524
	Freenet AG	236,364	5,528,640
#	Fuchs Petrolub AG	30,747	2,870,176
	GBWAG Bayerische Wohnungs AG	20,298	451,364
	Gerry Weber International AG	49,579	1,654,619
	Gesco AG	9,455	708,430
#	GFK AG	77,709	3,133,640
* #	GFT Technologies AG	66,050	317,939
* #	GPC Biotech AG	106,084	516,039
#	Grenkeleasing AG	32,424	1,117,997
	Grundstuecks & Baugesellschaft AG	3,567	317,724
	Hamborner AG	63,000	827,886
*	Hansa Group AG	146,815	253,777
	Hawesko Holding AG	20,044	606,903
	Heidelberger Druckmaschinen AG	113,806	3,603,632
*	Hoeft & Wessel AG	20,622	145,008
	Hyrican Informations Systeme AG	11,943	167,971
*	IFA Hotel & Touristik AG	7,000	109,005
* #	IKB Deutsche Industriebank AG	21,843	282,265
	Indus Holding AG	41,345	1,489,327
	Innovation in Traffic Systems AG	23,949	280,998
*	Integralis AG	34,269	295,466
	INTERSEROH AG	22,803	1,535,117
*	Intershop Communications AG	58,426	292,139
	Isra Vision Systems AG	10,917	192,021
*	itelligence AG	64,543	578,180
*	IVU Traffic Technologies AG	40,338	70,683
* #	Jenoptik AG	157,826	1,391,221
	K&S AG	15,888	3,200,613
*	Kampa AG	28,404	204,374
	KERAMAG Keramische Werke AG	13,000	1,354,233
	Kontron AG	181,781	3,914,916
	Krones AG	71,235	5,881,775
#	KSB AG	4,521	3,279,523
*	Kuka AG	85,711	3,423,266
	KWS Saat AG	24,461	4,709,389
	Lanxess AG	59,344	2,768,336
	Leifheit AG	12,500	248,131
	Leoni AG	117,961	6,333,061
*	Loewe AG	25,187	594,959
#	LPKF Laser & Electronics AG	28,874	209,432
	MasterFlex AG	10,531	283,925
*	Maxdata Computer AG	32,897	127,048
*	Mediclin AG	79,703	337,626
* #	Medigene AG	90,111	662,333
* #	Medion AG	84,110	2,314,066
	Mensch und Maschine Software AG	27,532	247,361
	MLP AG	220,135	3,213,973
*	Mologen AG	22,062	207,315
*	Morphosys AG	19,723	1,186,404
	MTU Aero Engines Holding AG	164,627	8,791,293
#	Muehlabauer Holdings AG & Co. KGAA	15,349	556,997
	MVV Energie AG	143,467	6,909,290
	Nemetschek AG	23,340	726,717

11

*	Neschen AG	1,900	2,900
*	Net AG Infrastructure, Software & Solutions	72,185	123,366
*	Nexus AG	37,949	166,545
#	Norddeutsche Affinerie AG	158,096	5,355,784
	Norddeutsche Steingut AG	370	3,602
* #	Nordex AG	87,845	4,324,703
	OHB Technology AG	37,069	656,576
	Oldenburgische Landesbank AG	4,234	309,707
#	P&I Personal & Informatik AG	17,889	543,250
*	Paion AG	51,500	140,971
#	Paragon AG	22,134	326,702
	PC-Ware AG	15,184	289,592
	Pfeiffer Vacuum Technology AG	31,639	2,626,874
	Pfleiderer AG	171,935	3,522,790
*	Pironet NDH AG	36,682	179,707
*	Pixelpark AG	89,712	98,544
*	Plambeck Neue Energien AG	148,115	675,185
*	Plasmaselect AG	35,172	107,173
*	Premiere AG	320,184	4,895,645
#	Progress-Werk Oberkirch AG	6,250	320,974
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	351,641
*	Pulsion Medical Systems AG	26,674	198,530
* #	PVATepla AG	51,882	831,560
* #	QIAGEN NV	531,102	11,307,987
* #	QSC AG	295,921	1,198,222
	R. Stahl AG	14,839	723,027
#	Rational AG	15,083	3,346,085
	REALTECH AG	13,541	234,120
	Renk AG	19,400	1,880,195
*	REpower Systems AG	21,093	4,260,445
	Rheinmetall AG	86,437	7,188,072
	Rhoen-Klinikum AG	298,808	9,416,708
	Ruecker AG	21,675	286,078
*	S.A.G. Solarstrom AG	47,672	240,374
	Sartorius AG	32,181	1,429,513
	Schlott Sebaldus AG	15,429	396,591
*	Secunet Security AG	16,078	115,293
	Sektkellerei Schloss Wachenheim AG	15,120	189,722
*	Senator Entertainment AG	980	2,757
*	SGL Carbon AG	228,535	12,974,931
	Silicon Sensor International AG	12,195	325,505
* #	Singulus Technologies AG	112,455	1,225,227
	Sinner AG	2,660	73,495
*	SinnerSchrader AG	26,169	63,716
	Sixt AG	38,312	1,827,888
	SM Wirtschaftsberatungs AG	18,841	363,361
	Software AG	73,445	5,998,630
*	Solar Millennium AG	35,500	2,182,984
* #	Solon AG fuer Solartechnik	18,988	2,047,113
	Stada Arzneimittel AG	181,686	11,244,557
	STINAG Stuttgarter Invest AG	36,048	1,529,351
*	Stoehr & Co. AG	16,000	107,738
#	Strabag AG	10,386	3,590,673
	Stratec Biomedical Systems AG	27,297	787,053
	Sued-Chemie AG	29,146	3,524,505

12

#	Suedzucker AG	35,773	786,183
*	Suess Microtec AG	59,969	387,289
	Syskoplan AG	9,363	112,151
	Syzygy AG	30,656	165,972
#	Takkt AG	146,687	2,642,121
*	TDS Informationstechnologie AG	89,063	401,957
#	Techem AG	74,865	6,340,267
	Technotrans AG	21,735	514,176
	Telegate AG	20,500	465,613
#	Teles AG	41,582	153,773
	Textilgruppe Hof AG	12,170	142,576
* #	Tomorrow Focus AG	101,081	472,075
*	TRIA IT-solutions AG	905	776
	Umweltbank AG	17,805	445,661
	United Internet AG	125,696	2,938,336
#	Utimaco Safeware AG	35,121	429,214
	VBH Holding AG	9,415	77,878
	Vivacon AG	60,307	1,202,042
	Vossloh AG	34,930	3,810,507
	Wanderer-Werke AG	7,903	313,454
*	Washtec AG	54,420	891,696
	Westag & Getalit AG	7,000	176,898
	Wincor Nixdorf AG	117,600	10,149,883
*	Wirecard AG	210,816	3,552,398
	Wuerttembergische Lebensversicherung AG	28,123	1,088,757
	Wuerttembergische Metallwarenfabrik AG	30,330	1,244,319
* #	Zapf Creation AG	29,235	143,054
TOTAL COMMON STOCKS			342,886,177

RIGHTS/WARRANTS — (0.0%)
*	313 Music JWP AG Rights 12/05/07	15,810	2,272
*	Drillisch AG Rights 11/26/07	92,184	2,832
TOTAL RIGHTS/WARRANTS			5,104

TOTAL — GERMANY			342,891,281

GREECE — (4.0%)
COMMON STOCKS — (4.0%)
	A. Kalpinis - N. Simos Steel Service Center	89,586	307,834
*	Aegek S.A.	437,330	348,907
*	Agricultural Insurance S.A.	59,277	318,626
*	Alapis Holdings Industrial & Commercial S.A.	1,375,497	4,773,185
*	Alco Hellas ABEE S.A.	103,281	179,468
*	Alfa Alfa Energy S.A.	3,810	7,748
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	1,055,732
	Allatini Industrial & Commercial Co. S.A.	34,470	106,006
*	Alte Technical Co.	85,048	9,954
*	Altec S.A. Information & Communication Systems	80,278	212,672
	Alumil Milonas Aluminum Industry S.A.	52,886	392,929
*	Alysida S.A.	2,376	6,921
	Anek Lines S.A.	639,521	2,022,861
	AS Co. S.A.	47,540	130,009
	Aspis Bank S.A.	228,007	1,006,917

13

*	Aspis Pronia General Insurance S.A.	165,110	220,988
*	Astir Palace Hotels S.A.	98,660	898,452
	Athens Medical Center S.A.	150,874	988,647
*	Atlantic Supermarkets S.A.	35,080	92,196
	Attica Holdings S.A.	244,076	1,932,883
	Attica Publications S.A.	16,674	98,708
	Atti-Kat S.A.	196,084	273,717
	Autohellas S.A.	83,520	672,970
*	Babis Vovos International Construction S.A.	61,592	1,876,776
*	Balafas S.A.	15,200	4,225
*	Balkan Export S.A.	41,970	210,778
*	Bank of Attica S.A.	202,121	1,136,455
	Bank of Greece	61,332	8,060,285
	Benrubi S.A.	27,741	161,980
	Bitros Holdings S.A.	38,892	162,601
	Blue Star Maritime S.A.	216,430	1,206,996
	Byte Computers S.A.	22,730	105,723
	C. Rokas S.A.	44,569	1,334,777
	Centric Multimedia SA	51,942	182,046
	Crown Hellas Can S.A.	30,452	253,952
*	Cyclon Hellas S.A	62,191	149,742
	Daios Plastics S.A.	16,350	257,461
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	141,580	900,349
	Dromeas S.A.	10,400	20,470
*	Dynamic Life S.A.	16,440	—
	Edrasis-C.Psalllidas Technical Co.	69,338	117,055
	EL. D. Mouzakis S.A.	40,703	112,476
*	Elbisco Holding S.A.	67,200	175,609
	Elektrak S.A.	36,580	308,897
	Elektroniki Athinon S.A.	34,490	399,141
*	Elephant S.A.	26,310	—
	Elgeka S.A.	76,460	192,057
	Elmec Sport S.A.	128,306	735,083
	Elton Chemicals S.A.	53,834	81,888
*	Empedos S.A.	15,974	1,870
	ETEM S.A.	72,082	222,291
*	Etma Rayon S.A.	11,242	23,190
*	Euro Reliance General Insurance Co. S.A.	55,110	222,141
*	Eurodrip S.A.	83,040	126,200
	Euromedica S.A.	64,900	1,089,185
*	European Technical S.A.	32,750	11,020
	Everest S.A.	68,950	272,511
	F.G. Europe SA	4,536	18,467
*	Forthnet S.A.	115,475	1,758,679
	Fourlis Holdings S.A.	133,615	4,955,772
	Frigoglass S.A.	88,060	3,270,986
	GEK Group of Cos S.A.	155,884	2,422,416
	General Commercial S.A.	64,410	85,944
*	Geniki Bank	241,630	1,699,279
	Halkor S.A.	226,556	1,097,620
*	Hatzioannou Holdings S.A.	89,750	228,569
	Hellenic Cables S.A.	65,236	513,803
	Hellenic Duty Free Shops S.A.	101,270	1,863,253
*	Hellenic Sugar Industry S.A.	87,664	537,239
	Hellenic Technodomiki Tev S.A.	477,519	6,262,211

14

	Heracles General Cement Co. S.A.	93,293	2,261,167
*	Hippotour S.A.	13,891	12,841
	Iaso S.A.	175,950	3,309,206
	Inform P. Lykos S.A.	35,570	215,699
*	Informatics S.A.	3,778	1,713
*	Intersat S.A.	19,392	—
	Intracom Holdings S.A.	313,706	1,671,435
*	Intracom Technical & Steel Constructions S.A.	105,050	189,919
*	Ionian Hotel Enterprises S.A.	16,914	397,903
*	Ipirotiki Software & Publications S.A.	22,110	62,751
	J&P-Avax S.A.	163,746	1,670,323
*	Karatzis S.A.	28,610	85,664
	Karelia Tobacco Co., Inc. S.A.	5,810	512,541
	Kathimerini Publishing S.A.	47,170	460,554
	Katselis Sons S.A. Bread Industry	41,545	167,123
	Kego S.A.	32,045	131,086
*	Kekrops S.A.	6,444	145,491
*	Keramia-Allatini	10,368	14,897
	Lambrakis Press S.A.	118,587	423,130
	Lampsa Hotel Co.	50,326	1,248,036
*	Lan-Net S.A.	126,887	99,830
	Lavipharm S.A.	96,324	434,459
*	Loulis Mills S.A.	41,702	229,006
	M.J. Mailis S.A.	154,984	395,711
*	Maritime Company of Lesvos S.A.	299,836	380,411
	Metka S.A.	100,500	2,360,898
	Michaniki S.A.	165,545	1,450,529
	Minoan Lines S.A.	248,689	1,891,248
*	Mochlos S.A.	98,304	71,189
	Motor Oil (Hellas) Corinth Refineries S.A.	30,960	666,197
*	Multirama S.A.	10,990	121,446
	Mytilineos Holdings S.A.	108,090	5,580,581
	Naytemporiki Publishing S.A.	49,480	115,623
	Neochimiki Lv Lavrentiadis S.A.	97,500	2,769,965
*	Neorion New S.A. Holdings	37,500	97,134
	Nexans Hellas S.A.	11,443	68,827
	Nirefs Acquaculture S.A.	143,700	669,197
*	Pantechniki S.A.	89,570	523,429
*	Parnassos Enterprises S.A.	50,700	184,131
*	Pegasus Publishing S.A.	95,510	330,704
	Petropoulos S.A.	8,832	99,219
*	Petzetakis S.A.	49,310	61,532
*	Pilias S.A.	51,791	28,062
	Piraeus Leasing S.A.	5,765	49,364
*	Promota Hellas S.A.	8,860	2,981
	Real Estate Development & Services S.A.	94,497	501,836
*	Rilken S.A.	11,092	171,695
	S&B Industrial Minerals S.A.	56,301	1,066,853
	Sanyo Hellas S.A.	168,151	231,455
	Sarantis S.A.	77,120	1,568,941
	Sato S.A.	62,978	218,662
*	Selected Textile Industry Assoc. S.A.	87,690	102,587
	Sfakianakis S.A.	91,320	1,057,724
*	Sheet Steel Co.	25,850	9,193
*	Shelman Hellenic-Swiss Wood S.A.	73,402	165,600

15

*	Singularlogic S.A.	100,470	426,044
*	Spyroy Agricultural Products S.A.	61,348	245,406
*	Stabilton S.A.	27,530	3,222
*	Technical Olympic S.A.	298,025	356,984
*	Technodomi M.Travlos Brothers S.A.	13,910	4,273
	Teletypos S.A. Mega Channel	72,717	480,062
	Terna Tourist Technical & Maritime S.A.	101,190	1,870,751
*	Themeliodomi S.A.	37,422	20,256
	Thrace Plastics Co. S.A.	109,280	266,237
*	United Textiles S.A.	52,191	14,753
*	Varvaressos S.A. European Spinning Mills	7,200	7,381
	Viohalco S.A.	426,755	5,706,820
*	Vioter S.A.	167,883	233,472
*	Vis Container Manufacturing Co.	4,259	16,101
	Zampa S.A.	830	14,846
TOTAL COMMON STOCKS			107,312,104

RIGHTS/WARRANTS — (0.0%)
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A. Rights 12/10/07	141,580	12,427

TOTAL — GREECE			107,324,531

IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
	Abbey P.L.C.	86,889	726,893
*	Aminex P.L.C.	440,966	219,369
*	Blackrock International Land P.L.C.	897,420	445,000
*	Datalex P.L.C.	227,588	233,043
	DCC P.L.C.	324,316	8,077,177
	Donegal Creameries P.L.C.	26,085	240,737
*	Dragon Oil P.L.C.	1,510,561	9,851,756
	FBD Holdings P.L.C.	132,521	3,989,570
	Fyffes P.L.C.	1,051,012	1,435,525
	Glanbia P.L.C.	788,830	5,388,197
	Greencore Group P.L.C.	606,995	3,840,346
*	Horizon Technology Group P.L.C.	236,352	283,376
	IAWS Group P.L.C.	368,887	7,993,147
	IFG Group P.L.C.	205,432	468,461
	Independent News & Media P.L.C.	877,473	2,770,307
*	IONA Technologies P.L.C.	100,946	382,766
*	Irish Continental Group P.L.C.	93,833	3,236,084
*	Kenmare Resources P.L.C.	2,225,548	2,456,223
	Kingspan Group P.L.C.	326,615	6,888,118
*	Lantor P.L.C.	34,575	—
	McInerney Holdings P.L.C.	657,135	1,200,708
	Paddy Power P.L.C.	189,465	5,975,398
*	Providence Resources P.L.C.	6,258,198	778,158
*	Qualceram Shires P.L.C.	40,136	41,249
	Readymix P.L.C.	323,262	750,577
	Total Produce P.L.C.	897,420	887,429
	United Drug P.L.C.	829,752	4,305,457
*	Waterford Wedgwood P.L.C.	7,869,750	252,888
TOTAL COMMON STOCKS			73,117,959

16

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			73,117,959

ITALY — (6.6%)
COMMON STOCKS — (6.6%)
*	A.S. Roma SpA	270,930	315,429
	ACEA SpA	137,365	2,688,494
	Acegas-APS SpA	114,287	1,197,901
#	Actelios SpA	343,329	2,980,077
	Aedes SpA	324,161	1,794,949
#	Aeroporto de Firenze SpA	17,918	472,949
#	Amplifon SpA	521,701	2,972,662
	Astaldi SpA	200,189	1,638,177
#	Azimut Holding SpA	445,446	6,344,463
#	Banca Finnat Euramerica SpA	706,431	927,767
	Banca Ifis SpA	54,527	709,524
#	Banca Intermobiliare SpA	319,984	3,454,266
	Banca Piccolo Credito Valtellinese Scarl SpA	314,205	4,233,754
#	Banca Popolare dell’Etruria e del Lazio Scrl SpA	280,346	4,340,871
#	Banca Profilo SpA	253,156	685,524
	Banco di Desio e della Brianza SpA	242,974	2,546,098
	Beghelli SpA	427,981	759,888
	Benetton Group SpA	176,608	3,256,874
	Beni Stabili SpA, Roma	1,309,500	1,647,927
	Biesse SpA	55,616	1,181,943
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	588,529
	Brembo SpA	108,591	1,712,829
	C.I.R. SpA - Compagnie Industriali Riunite	1,218,721	4,415,012
#	Caltagirone Editore SpA	161,554	1,073,309
	Caltagirone SpA	255,879	2,310,263
	Cam Finanziaria SpA	36,527	76,487
#	Carraro SpA	85,800	865,202
#	Cembre SpA	40,330	371,263
	Cementir SpA	262,430	2,484,742
	Centrale del Latte di Torino & Co. SpA	21,168	116,730
*	Ciccolella SpA	30,000	139,742
*	Cirio Finanziaria SpA	175,000	—
#	Class Editore SpA	165,655	370,227
*	Compagnia Immobiliare Azionaria SpA	44,000	21,684
#	Credito Artigiano SpA	297,576	1,663,887
	Credito Bergamasco SpA	139,720	5,886,560
	Credito Emiliano SpA	98,048	1,296,607
	Cremonini SpA	218,517	683,434
*	CSP International Fashion Group SpA	87,961	243,724
	Danieli & Co. SpA	86,438	2,817,572
	Davide Campari - Milano SpA	358,312	3,555,704
	De Longhi SpA	314,782	2,135,259
*	Digital Multimedia Technologies SpA	25,000	1,466,660
*	Ducati Motor Holding SpA	749,005	1,917,901
	Emak SpA	57,399	427,201
* #	EnerTad SpA	95,849	460,464
#	ERG SpA	42,840	871,870

17

	Ergo Previdenza SpA	112,421	589,540
#	Esprinet SpA	81,154	968,395
* #	Everel Group SpA	197,276	116,889
*	Fiera Milano SpA	37,863	271,465
*	Fin.Part SpA	133,481	—
*	Gabetti SpA	64,201	231,613
	Gefran SpA	31,849	226,464
#	Gemina SpA	835,842	1,719,886
#	Gewiss SpA	249,008	1,744,285
*	Giovanni Crespi SpA	121,789	172,784
#	Granitifiandre SpA	82,117	1,066,527
	Gruppo Ceramiche Ricchetti SpA	127,131	269,597
#	Gruppo Editoriale L’Espresso SpA	676,817	3,116,519
	Hera SpA	190,779	813,426
	I Grandi Viaggi SpA	98,547	237,180
*	Immobiliare Lombardia SpA	9,036,502	1,793,598
	Immsi SpA	717,616	1,590,502
*	Impregilo SpA	1,144,479	7,544,774
#	Indesit Co. SpA	167,073	2,815,340
	Industria Macchine Automatique SpA	72,957	1,593,418
	Industria Romagnola Conduttori Elettrici SpA	43,452	174,741
	Intek SpA	524,083	551,355
#	Interpump Group SpA	248,737	2,620,875
	Iride SpA	849,866	3,053,560
* #	Isagro SpA	16,993	126,231
	Italmobiliare SpA	21,576	2,079,133
* #	Juventus Football Club SpA	403,805	633,336
*	KME Group SpA	479,430	1,181,968
*	La Doria SpA	59,783	153,543
	Mariella Burani SpA	48,185	1,435,225
	Marr SpA	131,000	1,474,909
	Meliorbanca SpA	249,443	1,218,746
	Milano Assicurazioni SpA	235,394	1,729,984
	Mirato SpA	36,779	434,303
#	Mondadori (Arnoldo) Editore SpA	226,405	1,892,347
*	Monrif SpA	315,834	439,825
* #	Montefibre SpA	260,521	212,214
	Navigazione Montanari SpA	263,594	1,098,167
*	Negri Bossi SpA	76,000	88,952
*	NGP SpA	17,891	9,161
*	Olidata SpA	82,236	125,522
*	Opengate Group SpA	4,000	11,177
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	305,438
	Permasteelisa SpA	67,249	1,434,685
* #	Pininfarina SpA	31,285	368,072
	Pirelli & C.Real Estate SpA	31,148	1,290,082
#	Poligrafici Editoriale SpA	257,869	444,910
	Premafin Finanziaria SpA	1,000,904	2,983,813
	Premuda SpA	296,107	705,106
*	RDM Realty SpA	5,771	29,369
#	Recordati SpA	340,005	3,225,552
*	Reno de Medici SpA	683,435	579,798
*	Richard-Ginori 1735 SpA	140,800	84,865
* #	Risanamento Napoli SpA	354,557	2,162,640

18

#	Sabaf SpA	23,325	750,106
	SAES Getters SpA	30,068	863,595
#	SAVE SpA	32,606	1,065,036
*	Schiapparelli 1824 SpA	1,322,152	86,036
*	Sirti SpA	29,967	116,129
	Smurfit Sisa SpA	72,500	256,746
* #	Snia SpA	232,689	275,186
* #	Societa Partecipazioni Finanziarie SpA	959,063	638,787
#	Societe Cattolica di Assicurazoni Scrl SpA	82,031	4,482,822
#	Socotherm SpA	66,740	717,896
	Sogefi SpA	324,310	2,799,213
	Sol SpA	194,092	1,507,950
*	Sorin SpA	880,027	1,767,937
*	Stefanel SpA	96,348	333,894
*	Tecnodiffusione Italia SpA	3,332	9,749
* #	Telecom Italia Media SpA	4,300,248	1,569,047
* #	Tiscali SpA	1,060,244	3,478,099
#	Tod’s SpA	42,015	3,055,061
	Trevi Finanziaria SpA	91,694	1,619,098
*	Viaggi del Ventaglio SpA	173,948	120,047
	Vianini Industria SpA	59,070	305,596
	Vianini Lavori SpA	180,752	3,052,339
*	Vincenzo Zucchi SpA	144,350	715,342
#	Vittoria Assicurazioni SpA	62,484	1,075,696
TOTAL COMMON STOCKS			174,025,612

RIGHTS/WARRANTS — (0.0%)
*	Gemina SpA Rights 11/30/07	439,350	482,061
*	Intek SpA Rights 06/13/08	178,760	37,920
*	Negri Bossi SpA Warrants 06/30/10	38,000	14,843
TOTAL RIGHTS/WARRANTS			534,824

TOTAL — ITALY			174,560,436

NETHERLANDS — (7.7%)
COMMON STOCKS — (7.7%)
	Aalberts Industries NV	372,614	7,820,426
#	Accell Group NV	34,374	1,456,782
*	AFC Ajax NV	18,134	219,932
	Amsterdam Commodities NV	60,689	372,288
	Arcadis NV	62,073	4,403,978
#	ASM International NV	205,931	4,825,429
*	Atag Group NV	4,630	1,964
#	Batenburg Beheer NV	5,153	436,236
* #	BE Semiconductor Industries NV	142,819	661,048
	Beter Bed Holding NV	69,403	1,845,220
	Boskalis Westminster CVA	223,109	13,387,324
	Brunel International NV	65,086	1,710,683
#	Corporate Express NV	441,331	3,899,630
	Crown Van Gelder NV	18,307	405,552
* #	Crucell NV	237,868	4,445,443
*	Crucell NV ADR	45,768	853,116
	DOCdata NV	22,463	204,163
#	Draka Holding NV	48,947	1,715,219

19

	Eriks Group NV	43,983	3,522,893
	Exact Holding NV	97,790	3,886,621
	Fornix Biosciences NV	29,890	810,178
	Gamma Holding NV	21,255	1,661,512
	Grolsche NV	48,829	3,434,727
	Grontmij NV	78,112	2,883,005
#	Hagemeyer NV	1,941,147	13,232,746
	Heijmans NV	91,720	3,527,907
	HITT BV	8,197	63,915
	Hunter Douglas NV	18,174	1,327,333
	ICT Automatisering NV	35,281	619,376
	Imtech NV	261,165	6,309,477
	Innoconcepts NV	78,009	1,630,394
#	Jetix Europe NV	133,537	3,621,420
	Kas Bank NV	49,050	1,741,813
*	Kendrion NV	41,018	1,233,234
	Koninklijke Bam Groep NV	436,318	10,412,372
*	Koninklijke Econosto NV	58,746	460,277
	Koninklijke Ten Cate NV	98,255	3,386,390
	Koninklijke Vopak NV	73,543	4,009,698
* #	Laurus NV	262,779	1,474,523
#	Macintosh Retail Group NV	99,784	3,357,667
*	Maverix Capital NV	1,500	83,388
	Nederlandsche Apparatenfabriek NV	29,670	1,379,619
	Nutreco Holding NV	146,191	8,913,926
	Oce NV	353,653	6,410,978
	OPG Groep NV	218,634	7,045,692
	Ordina NV	155,263	2,731,670
* #	Pharming Group NV	285,229	1,269,718
*	Punch Graphix NV	12,412	108,624
* #	Qurius NV	351,539	361,254
	Royal Reesink NV	2,050	310,843
	RSDB NV	12,436	637,689
*	Samas NV	114,215	859,188
#	Sligro Food Group NV	157,640	6,076,070
	Smit Internationale NV	46,180	4,668,624
	Stern Groep NV	1,258	65,470
	Stork NV	105,189	7,330,987
* #	Tele Atlas NV	351,470	14,488,334
#	Telegraaf Media Groep NV	176,535	6,084,371
*	Textielgroep Twenthe NV	1,000	3,657
	TKH Group NV	101,120	2,231,828
*	Tulip Computers NV	47,757	426,034
	Unit 4 Agresso NV	76,624	2,029,102
#	USG People NV	196,365	5,387,607
* #	Van der Moolen Holding NV	117,201	569,824
	Vedior NV	181,031	4,499,422

TOTAL — NETHERLANDS			205,245,830

NORWAY — (2.7%)
COMMON STOCKS — (2.7%)
#	Acta Holding ASA	584,100	2,413,485
	Aker Yards ASA	155,605	2,396,638
* #	Aktiv Kapital ASA	72,417	1,038,593

20

#	Arendals Fosse Kompani ASA	100	35,965
* #	Birdstep Technology ASA	71,000	102,277
* #	Blom ASA	68,367	938,447
	Bonheur ASA	67,400	2,843,336
* #	Camillo Eitze & Co. ASA	58,200	757,949
* #	Det Norske Oljeselskap ASA	1,774,304	3,174,537
	DOF ASA	115,506	1,150,689
	EDB Business Partner ASA	149,417	1,157,075
	Ekornes ASA	110,190	1,769,799
* #	Eltek ASA	126,859	721,866
*	Ementor ASA	142,551	995,264
	Farstad Shipping ASA	60,790	1,484,415
* #	Fast Search & Transfer ASA	487,050	964,092
	Ganger Rolf ASA	50,060	1,897,025
* #	Gregoire ASA	25,808	6,048
	Havila Shipping ASA	22,400	401,875
*	Ignis ASA	37,372	43,052
* #	IOT Holdings ASA	75,603	32,030
	Itera Consulting Group ASA	168,000	167,388
	Kongsberg Automotive ASA	86,200	554,490
	Kongsberg Gruppen ASA	49,500	2,848,822
*	Kverneland Group ASA	258,080	494,886
#	Leroy Seafood Group ASA	92,100	1,658,296
*	Nordic Semiconductor ASA	51,200	180,478
* #	Norse Energy Corp. ASA	549,400	405,599
* #	Norwegian Air Shuttle ASA	31,600	896,970
* #	Ocean Rig ASA	505,762	3,978,664
	Odfjell ASA Series A	94,900	1,539,704
#	Olav Thon Eiendomsselskap ASA	13,360	2,051,448
*	Otrum ASA	31,800	70,019
* #	Petrolia Drilling ASA	1,520,000	658,242
*	Photocure ASA	33,562	272,282
* #	Q-Free ASA	85,000	151,281
	Rieber and Son ASA Series A	109,654	1,046,338
* #	Roxar ASA	83,321	99,165
*	Scan Subsea ASA	12,200	18,022
#	Scana Industrier ASA	252,423	725,912
* #	Sevan Marine ASA	385,800	5,177,421
* #	Software Innovation ASA	51,795	111,458
	Solstad Offshore ASA	59,900	1,586,023
	Sparebanken Midt-Norge	134,100	1,749,628
*	Synnove Finden ASA	27,317	110,542
	Tandberg ASA Series A	276,210	6,166,545
*	Tandberg Data ASA	122,130	46,509
*	Tandberg Storage ASA	38,450	7,820
*	TGS Nopec Geophysical Co. ASA	316,440	4,336,888
#	Tomra Systems ASA	616,328	4,003,413
	TTS Marine ASA	32,900	595,970
	Veidekke ASA	319,230	2,928,853
	Wilh. Wilhelmsen ASA	60,800	2,426,345
TOTAL COMMON STOCKS			71,389,878

RIGHTS/WARRANTS — (0.0%)
*	TTS Marine ASA Rights 12/07/07	2,437	—

TOTAL — NORWAY			71,389,878

21

PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
	Corticeira Amorim	230,410	686,409
*	Fibras Sinteticas de Portugal SA	195,903	46,302
	Finibanco Holdings SGPS SA	197,573	1,306,865
	Ibersol SGPS SA	20,401	323,726
* #	Impresa Sociedade Gestora de Participacoes SA	380,332	1,170,813
* #	Investimentos Participacoes e Gestao SA Inapa	43,702	71,269
	Jeronimo Martins SGPS SA	853,785	6,868,793
	Mota-Engil SGPS SA	344,465	2,608,304
* #	Novabase SGPS	56,005	318,508
* #	ParaRede SGPS SA	545,591	144,106
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,650,975
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	1,110,014
#	Sociedade de Investimento e Gestao SGPS SA	241,216	3,555,329
*	Sonae Industria SGPS SA	280,469	3,171,950
* #	Sonaecom SGPS SA	583,911	3,251,950
*	Sporting Sociedade Desportiva de Futebol	23,339	75,251
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	186,791
	Teixeira Duarte Engenharia e Construcoes SA	756,680	2,449,884
	Toyota Caetano Portugal SA	54,900	722,442
TOTAL COMMON STOCKS			29,719,681

RIGHTS/WARRANTS — (0.0%)
*	Investimentos Participacoes e Gestao SA Inapa Rights 12/12/07	43,702	15,983

TOTAL — PORTUGAL			29,735,664

SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
#	Abengoa SA	105,048	3,550,521
#	Adolfo Dominguez SA	20,351	874,914
#	Amper SA	90,745	1,510,076
#	Antena 3 de Television SA	38,981	597,296
* #	Avanzit SA	571,836	5,131,406
* #	Azkoyen SA	64,591	675,786
*	Azkoyen SA	2,583	27,031
#	Banco de Andalucia SA	9,800	1,031,246
	Banco de Credito Balear SA	35,424	1,177,698
#	Banco Guipuzcoano SA	337,401	6,586,977
*	Baron de Ley SA	14,325	1,067,353
#	Bodegas Riojanas SA	12,365	171,860
* #	Campofrio Alimentacion SA	96,667	1,456,126
#	Cementos Portland Valderrivas SA	16,881	1,867,649
#	Compania de Distribucion Integral Logista SA	29,600	2,291,809
#	Compania Vinicola del Norte de Espana SA	16,600	421,535
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	3,345,166
* #	Corporacion Dermoestetica	65,100	856,399
* #	Dogi International Fabrics SA	111,418	278,388
#	Duro Felguera SA	177,786	2,319,626
#	Ebro Puleva SA	161,802	3,168,000

22

#	Electnor SA	103,987	6,338,539
* #	Ercros SA	2,189,041	1,317,296
*	Espanola del Zinc SA	29,250	78,736
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	336,027	5,928,795
*	Federico Partenina SA	1,190	14,647
* #	Funespana SA	22,107	205,112
	Grupo Catalana Occidente SA	70,364	2,505,133
	Grupo Empresarial Ence SA	368,840	4,513,516
	Iberpapel Gestion SA	26,621	732,147
#	Inbesos SA	12,494	333,653
	Indo Internacional SA	37,172	340,035
	Indra Sistemas SA	47,420	1,295,315
	Inmobiliaria del Sur SA	2,513	198,525
*	Inmobiliaria del Sur SA Issue 2007	251	19,829
#	La Seda de Barcelona SA	2,019,534	5,824,360
	Lingotes Especiales SA	22,080	179,658
#	Mecalux SA	61,329	2,506,103
#	Miquel y Costas & Miquel SA	26,111	648,008
#	Natra SA	88,094	1,267,588
* #	Natraceutical SA	746,798	1,199,576
* #	NH Hoteles SA	265,195	5,306,533
* #	Nicolas Correa SA	26,994	232,558
	Obrascon Huarte Lain SA	107,743	4,332,335
#	Papeles y Cartones de Europa SA (5496132)	183,826	2,120,388
*	Papeles y Cartones de Europa SA (B28YKP2)	15,318	176,699
	Pescanova SA	26,443	1,561,720
#	Prim SA	29,620	531,239
*	Prim SA Issue 07	2,962	53,124
#	Prosegur Cia de Seguridad SA	80,342	2,952,474
#	Service Point Solutions SA	459,595	2,074,694
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	1,141,160
#	Sol Melia SA	156,990	2,619,522
#	SOS Cuetara SA	363,709	7,508,500
*	Tavex Algodonera SA	185,541	586,827
* #	Tecnocom Telecomunicaciones y Energia SA	124,372	797,948
#	Tubacex SA	448,449	4,707,869
	Tubos Reunidos SA	419,192	3,327,807
#	Unipapel SA	48,800	1,344,051
	Uralita SA	338,493	3,315,927
* #	Urbas Guadahermosa SA	267,319	407,605
*	Vertice Trescientos Sesenta Grados SA	571,836	125,485
#	Vidrala SA	59,088	2,260,728
	Viscofan SA	184,330	4,302,586
* #	Zeltia SA, Madrid	584,553	5,931,818

TOTAL — SPAIN			131,573,030

SWEDEN — (5.0%)
COMMON STOCKS — (5.0%)
*	Acando AB	160,086	350,089
* #	Active Biotech AB	77,400	738,346
	Addtech AB Series B	56,300	1,068,314
	Angpanneforeningen AB Series B	48,500	1,249,948
* #	Anoto Group AB	261,833	393,108

23

	Aros Quality Group AB	41,400	347,961
*	Artimplant AB Series B	30,000	16,631
	Atrium Ljungberg AB Series B	15,200	166,166
	Axfood AB	92,000	3,501,843
	Axis Communications AB	183,494	4,608,436
	B&B Tools AB	66,900	1,770,637
	Ballingslov International AB	27,625	872,638
	Beiger Electronics AB	14,700	337,116
	Beijer Alma AB	58,800	628,075
	Bergs Timber AB Series B	8,000	48,935
	Bilia AB Series A	116,725	1,823,461
#	Billerud AB	150,300	1,741,027
*	BioGaia AB Series B	38,000	160,477
*	Biotage AB	141,240	209,160
	Bong Ljungdahl AB	24,800	189,673
*	Boras Waefveri AB Series B	9,200	16,681
	Boss Media AB	125,700	267,245
#	Cantena AB	58,362	999,647
	Cardo AB	63,000	1,967,162
	Carl Lamm AB	33,280	296,794
	Castellum AB	428,900	4,914,699
*	Cision AB	245,156	736,853
#	Clas Ohlson AB Series B	102,500	2,497,340
#	Cloetta AB Series B	27,700	914,797
	Concordia Maritime AB Series B	70,300	329,513
*	Consilium AB Series B	16,994	115,932
#	D. Carnegie & Co. AB	186,300	3,594,383
*	Duroc AB Series B	2,700	11,310
	Elekta AB Series B	317,200	5,384,793
* #	Enea Data AB Series B	1,012,000	398,209
	Eniro AB	426,756	4,639,894
	Expanda AB	19,547	177,816
	Fabege AB	410,700	4,659,194
	Fagerhult AB	16,800	400,148
	Forshem Group AB Series B	9,400	66,056
	G & L Beijer AB Series B	28,200	809,156
	Geveko AB	10,800	214,573
	Gunnebo AB	106,800	1,208,988
	Gunnebo Industrier AB	10,000	238,439
	Haldex AB	64,700	1,106,053
	Heba Fastighets AB Series B	14,500	382,983
	HIQ International AB	111,889	616,936
	HL Display AB Series B	14,400	437,141
	Hoganas AB Series B	77,300	1,799,032
*	Home Capital AB	25,400	251,356
#	Home Properties AB	25,400	409,948
*	IBS AB Series B	195,200	447,449
*	Industrial & Financial Systems AB Series B	487,600	477,378
	Intrum Justitia AB	163,100	2,785,374
	JM AB	280,673	5,785,288
	Klovern AB	303,476	1,146,056
	Kungsleden AB (B12W4C0)	432,600	5,122,927
*	Kungsleden AB (B29JLD1)	432,600	778,551
	Lagercrantz Group AB Series B	64,300	303,521
*	LBI International AB	107,651	587,808

24

#	Lennart Wallenstam Byggnads AB Class B	123,900	2,223,897
#	Lindex AB	235,900	4,221,746
*	Lundin Petroleum AB	90,000	1,014,690
*	Medivir Series B	44,650	391,487
* #	Micronic Laser Systems AB	105,400	726,540
*	Midelfart Sonesson AB Series A	4,160	7,682
*	Midelfart Sonesson AB Series B	4,160	7,672
	Munters AB	171,000	2,046,319
	NCC AB Series B	118,100	2,468,922
* #	Net Insight AB Series B	924,000	751,804
	New Wave Group AB Series B	107,400	1,220,943
#	NIBE Industrier AB	185,200	1,933,695
	Nobia AB	433,500	4,044,285
	Nolato AB Series B	66,440	534,140
	OEM International AB Series B	44,400	292,956
	OMX AB	189,900	7,926,174
	ORC Software AB	36,300	845,635
*	Ortivus AB	35,510	36,890
	Partnertech AB	28,800	178,392
	Peab AB Series B	250,400	2,520,410
*	Peab Industri AB	125,200	946,355
	Poolia AB Series B	36,150	204,734
*	Precomp Solutions AB	16,994	7,101
	Prevas AB Series B	5,500	18,294
*	Pricer AB Series B	1,711,500	120,689
	Proact It Group AB	29,000	165,726
*	Proffice AB	215,400	550,703
	Profilgruppen AB	16,300	201,306
#	Q-Med AB	159,200	2,074,705
*	RaySearch Laboratories AB	12,700	381,280
*	Readsoft AB Series B	48,800	112,923
	Rederi AB Transatlantic Series B	95,600	672,577
	rnb Retail and Brands AB	130,200	1,224,493
#	Rottneros Bruk AB	425,600	189,731
*	Scribona AB Series A	40,100	32,978
*	Scribona AB Series B	226,140	166,653
*	Semcon AB	39,900	499,160
	Sigma AB Series B	25,800	30,114
* #	Sintercast AB	11,800	262,370
	Skanditek Industrifoervaltnings AB	156,975	589,566
	Skistar AB	94,800	1,634,034
	Studsvik AB	21,900	637,235
*	SWECO AB Series B	184,000	1,613,805
*	Switchcore AB	185,784	2,612
*	Teleca AB Series B	157,200	364,263
* #	Telelogic AB	777,200	2,164,089
*	Teligent AB	111,400	22,893
*	Ticket Travel Group AB	27,152	74,729
	Trelleborg AB Series B	230,400	5,133,646
	Uniflex AB Series B	3,630	56,688
	VBG AB Series B	1,084	20,705
*	Vitrolife AB	41,500	224,149
*	Wedins Skor & Accessoarer AB	113,400	125,068
	Wihlborgs Fastigheter AB	65,658	1,179,122
	Xponcard Group AB	7,300	122,195

TOTAL — SWEDEN			132,740,434

25

SWITZERLAND — (12.3%)
COMMON STOCKS — (12.2%)
#	A. Hiestad Holding AG	1,426	3,466,363
*	Actelion, Ltd.	177,806	7,871,574
	AFG Arbonia-Forster Holding AG	4,799	1,666,642
	Allreal Holding AG	32,721	3,745,957
	Also Holding AG	16,678	948,272
*	Ascom Holding AG	92,504	1,021,836
	Bachem Holdings AG	26,438	2,241,311
	Baloise-Holding AG	24,030	2,322,614
	Bank Coop AG	31,715	2,119,523
	Bank Sarasin & Cie Series B	1,778	8,466,979
	Banque Cantonale de Geneve	4,141	1,036,252
	Banque Cantonale du Jura	4,500	235,209
	Banque Cantonale Vaudoise	11,172	5,250,490
	Banque Privee Edmond de Rothschild SA	161	5,367,689
	Barry Callebaut AG	10,927	8,519,989
	Basellandschaftliche Kantonalbank	600	515,305
*	Basilea Pharmaceutica AG	2,629	455,823
	Basler Kantonalbank	5,250	529,591
	Belimo Holdings AG	1,884	2,209,252
	Bellevue Group AG	27,315	2,082,708
	Berner Kantonalbank	25,110	4,757,675
	Bobst Group AG	36,682	2,531,250
	Bossard Holding AG	8,467	632,197
	Bucher Industries AG	33,989	8,422,047
	Calida Holding AG	396	216,043
*	Card Guard AG	32,013	174,931
	Carlo Gavazzi Holding AG	1,065	256,044
	Charles Voegele Holding AG	29,471	2,553,947
	Clariant AG	794,519	7,017,251
	Compagnie Financiere Tradition	5,202	896,231
	Conzzeta Holdings AG	1,415	3,006,009
	Crealogix Holding AG	3,388	250,399
	Daetwyler Holding AG	34,800	2,370,543
*	Dufry Group	2,688	261,762
	Edipresse SA	1,572	603,558
	Eichhof Holding AG	458	817,437
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	4,175,210
	ELMA Electronic AG	472	279,900
	Emmi AG	13,638	2,039,963
	Ems-Chemie Holding AG	31,716	4,617,378
	Energiedienst Holding AG	8,265	4,463,302
	Feintol International Holding AG	1,601	472,546
	Flughafen Zuerich AG	13,645	5,423,989
	Forbo Holding AG	5,990	3,602,845
	Fuchs Petrolub AG	19,809	1,977,758
	Galenica Holding AG	15,936	8,660,554
	George Fisher AG	11,518	7,588,949
	Golay-Buchel Holding SA	40	83,766
	Gurit Holding AG	1,326	1,025,016
	Helvetia Holding AG	12,833	4,317,003

26

	Hexagon AB	81,720	1,832,400
	Implenia AG	49,554	1,524,862
	Industrieholding Cham AG	1,704	677,752
	Interroll-Holding SA	2,475	1,230,135
	Intershop Holding AG	3,444	955,190
	Jelmoli Holding AG	1,521	3,693,878
	Jelmoli Holding AG (4382652)	2,835	1,339,244
	Kaba Holding AG	10,381	3,303,882
*	Kardex AG	17,985	1,031,800
	Komax Holding AG	9,005	1,418,372
#	Kudelski SA	106,944	1,851,373
	Kuoni Reisen Holding AG	13,794	7,297,392
	Lem Holdings SA	3,651	1,007,958
*	Logitech International SA	242,719	8,263,166
	Lonza Group AG	126,465	14,774,409
	Luzerner Kantonalbank	18,593	4,245,986
	Medisize Holding AG	13,260	890,170
	Metraux Services Holdings SA	1,853	326,903
* #	Micronas Semiconductor Holding AG	78,808	747,624
*	Mikron Holding AG	43,452	482,756
	Mobilezone Holding AG	115,610	766,420
	Orell Fuessli Holding AG	5,076	935,306
*	Parco Industriale e Immobiliare SA	600	1,854
	Phoenix Mecano AG	3,041	1,408,452
	PSP Swiss Property AG	148,025	7,592,864
	PubliGroupe SA	6,325	2,097,766
	Rieters Holdings AG	15,890	7,900,389
	Romande Energie Holding SA	2,839	5,015,329
* #	Schaffner Holding AG	1,830	399,983
#	Schulthess Group AG	14,570	1,636,771
	Schweiter Technology AG	4,193	1,397,662
	Schweizerhall Holding AG	8,648	1,282,927
	Schweizerische National Versicherungs Gesellschaft	1,881	1,305,310
	SEZ Holding AG	53,128	1,071,012
	SIA Abrasives Holding AG	2,381	846,964
	Siegfried Holding AG	8,560	1,388,867
*	Sihl	150	397
	Sika AG	7,511	13,988,654
	Societa Elettrica Sopracenerina SA	2,409	582,309
	Societe Generale d’Affichage	5,872	1,254,552
	St. Galler Kantonalbank	9,217	3,903,134
	Straumann Holding AG	12,103	3,417,946
	Sulzer AG	14,002	21,170,814
	Swiss Prime Site AG	81,434	4,334,685
*	Swisslog Holding AG	798,972	1,082,627
	Swissquote Group Holding SA	41,220	2,615,735
	Tamedia AG	15,322	2,038,979
	Tecan Group AG	40,139	2,498,220
*	Temenos Group AG	152,630	3,689,019
*	Tornos SA	38,028	604,736
*	UMS Schweizerische Metallwerke Holding AG	17,585	397,891
	Valartis Group AG	10,374	733,513
	Valiant Holding AG	60,231	9,412,840
	Valora Holding AG	12,004	3,055,764
	Vaudoise Assurances Holdings SA	3,233	497,954

27

	Villars Holding SA	150	77,877
* #	Von Roll Holding AG	379,814	2,914,150
	Vontobel Holdings AG	114,466	5,617,395
	Walliser Kantonalbank	1,457	619,932
	WMH Walter Meier Holding AG	4,878	1,057,234
* #	Ypsomed Holdings AG	2,419	172,854
	Zehnder Holding AG	786	1,287,108
	Zueblin Immobilien Holding AG	78,908	681,738
	Zuger Kantonalbank	630	1,842,629
TOTAL COMMON STOCKS			325,062,696

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,861,695

RIGHTS/WARRANTS — (0.0%)
*	Von Roll Holding AG Rights 11/09/07	182,227	72,405

TOTAL — SWITZERLAND			326,996,796

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $2,480,000 FNMA 6.50%, 11/01/36, valued at $1,919,491) to be repurchased at $1,889,699	$1,889	1,889,000

SECURITIES LENDING COLLATERAL — (15.3%)
@	Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $62,061,191 FHLMC 5.000%, 08/01/35 & FNMA 5.500%, 12/01/36, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $95,275,494 FNMA STRIP, rates ranging from 5.000% to 5.500%, maturities ranging from 02/01/19 to 08/01/34 & FNMA STRIPS Principal Only 0.000%, 04/01/33 & 07/01/33, valued at $12,301,246) to be repurchased at $12,064,698	12,060	12,060,045
@	Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $28,999,285 FHLMC 5.500%, 05/01/35 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 10/01/34 to 11/01/37, valued at $26,522,605) to be repurchased at $26,010,032	26,000	26,000,000
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $416,136,832 FHLMC 5.500%, 06/01/34 & FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 04/01/19 to 11/01/37, valued at $325,308,564) to be repurchased at $319,052,159	318,929	318,929,106
TOTAL SECURITIES LENDING COLLATERAL			406,989,151

TOTAL INVESTMENTS - (100.0%) (Cost $1,802,732,916)			$2,660,075,206

See accompanying Notes to Financial Statements.

28

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

COMMON STOCKS — (88.7%)
Consumer Discretionary — (8.9%)
	Astral Media, Inc. Class A	61,500	$2,690,760
*	Azure Dynamics Corp.	256,850	84,765
* #	Ballard Power Systems, Inc.	89,600	403,220
	BMTC Group, Inc.	20,500	408,175
*	CanWest Global Communications Corp.	48,800	346,497
*	Coastal Contacts, Inc.	99,900	110,895
	Cogeco Cable, Inc.	20,800	918,782
#	Corus Entertainment, Inc. Class B	48,900	2,418,226
	Dorel Industries, Inc. Class B	35,100	1,135,191
	easyhome, Ltd.	1,800	36,038
*	Forzani Group, Ltd. Class A	39,700	560,989
*	Glacier Ventures International Corp.	53,600	220,843
*	Glentel, Inc.	1,800	19,873
*	Great Canadian Gaming Corp.	82,200	1,353,902
*	Indigo Books & Music, Inc.	20,000	262,213
*	Kangaroo Media, Inc.	17,900	12,889
	Le Chateau, Inc.	33,200	390,119
	Leon’s Furniture, Ltd.	74,500	968,548
	Linamar Corp.	70,700	1,408,414
*	Mad Catz Interactive, Inc.	70,200	83,542
*	Martinrea International, Inc.	70,800	800,080
*	MDC Partners, Inc. Class A	34,500	325,696
* #	MEGA Brands, Inc.	31,100	167,948
#	Reitmans Canada, Ltd.	65,900	1,077,519
*	RONA, Inc.	149,300	2,611,388
#	Torstar Corp. Class B	72,900	1,402,666
	TVA Group, Inc. Class B	5,500	81,129
	Uni-Select, Inc.	25,100	686,519
	Wescast Industries, Inc.	9,900	101,381
*	West 49, Inc.	45,700	32,906
*	Westport Innovations, Inc.	135,600	368,850
Total Consumer Discretionary			21,489,963

Consumer Staples — (3.4%)
	Canada Bread Co., Ltd.	4,800	321,616
*	CoolBrands International, Inc.	38,200	30,562
	Corby Distilleries, Ltd.	17,500	437,347
*	Cott Corp.	43,900	272,194
*	Fishery Products International, Ltd.	7,300	116,806
	Maple Leaf Foods, Inc.	83,100	1,084,509
#	Rothmans, Inc.	80,000	2,000,100
*	Saskatchewan Wheat Pool, Inc.	264,000	2,943,747
*	SunOpta, Inc.	69,700	992,578
Total Consumer Staples			8,199,459

1

Energy — (20.1%)
* #	Accrete Energy, Inc.	17,400	65,601
	Akita Drilling, Ltd.	20,300	208,085
*	Alberta Clipper Energy, Inc.	32,800	54,451
*	Anderson Energy, Ltd.	141,700	430,790
*	Antrim Energy, Inc.	114,700	550,588
*	Arawak Energy Corp.	211,200	578,717
*	Aurora Energy Resources, Inc.	67,400	946,343
*	Bankers Petroleum, Ltd.	574,600	488,434
*	Berens Energy, Ltd.	107,900	64,743
*	Birch Mountain Resources, Ltd.	21,051	24,631
*	Birchcliff Energy, Ltd.	109,000	533,037
*	Bow Valley Energy, Ltd.	116,500	718,841
*	Breaker Energy, Ltd.	45,000	241,662
*	Bulldog Resouces, Inc.	33,100	216,816
*	Burmis Energy, Inc.	61,200	110,165
	Calfrac Well Services, Ltd.	27,700	523,833
*	Calvalley Petroleum, Inc.	99,200	554,556
* #	Canadian Superior Energy, Inc.	165,800	431,102
* #	Candax Energy, Inc.	237,900	204,604
*	Canyon Services Group, Inc.	16,600	35,526
*	Caspian Energy, Inc.	37,500	15,001
*	CE Franklin, Ltd.	11,200	78,964
*	Celtic Exploration, Ltd.	43,800	515,552
	CHC Helicopter Corp. Class A	22,000	447,502
*	Cinch Energy Corp.	72,400	59,371
*	Coalcorp Mining, Inc.	109,771	219,553
*	Comaplex Minerals Corp.	22,100	134,154
*	Compton Petroleum Corp.	105,900	834,534
* #	Connacher Oil & Gas, Ltd.	248,400	847,086
*	Cordero Energy, Inc.	40,700	112,745
*	Corridor Resources, Inc.	80,700	851,428
*	Crew Energy, Inc.	55,800	446,422
*	Cyries Energy, Inc.	55,500	305,820
*	Delphi Energy Corp.	96,200	152,004
*	Denison Mines Corp.	239,400	2,202,590
*	Duvernay Oil Corp.	57,600	1,414,727
*	Ember Resources, Inc.	22,500	27,001
*	Endev Energy, Inc.	34,700	28,802
#	Ensign Energy Services, Inc.	150,400	2,194,446
*	ExAlta Energy, Inc.	21,500	35,907
* #	First Calgary Petroleums, Ltd. Class A	336,500	827,831
*	Galleon Energy, Inc. Class A	68,400	998,690
*	Gentry Resources, Ltd.	55,500	116,556
*	Great Plains Exploration, Inc.	21,100	16,037
* #	Grey Wolf Exploration, Inc.	39,800	71,644
* #	Heritage Oil Corp.	13,600	704,107
*	Highpine Oil & Gas, Ltd.	69,200	570,929
*	Iteration Energy, Ltd.	84,800	427,413
* #	Ivanhoe Energy, Inc.	279,000	479,904
*	Kereco Energy, Ltd.	60,100	230,194
*	Mahalo Energy, Ltd.	76,000	191,530
*	Midnight Oil Exploration, Ltd.	17,400	20,533
*	Nuvista Energy, Ltd.	53,200	654,925

2

*	Oilexco, Inc.	147,400	2,206,688
*	Open Range Energy Corp.	12,800	36,482
*	Pacific Stratus Energy, Ltd.	58,109	701,992
*	Paramount Resources, Ltd. Class A	43,800	629,875
	Pason Systems, Inc.	69,000	819,761
*	Peerless Energy, Inc.	66,900	340,538
*	Petrobank Energy & Resources, Ltd.	67,000	3,366,248
*	Petrolifera Petroleum, Ltd.	45,600	474,264
*	ProEx Energy, Ltd.	53,700	637,988
*	ProspEx Resouces, Ltd.	59,600	168,080
	Pulse Data, Inc.	55,900	145,347
*	Pure Energy Services, Ltd.	4,900	19,601
*	Questerre Energy Corp.	16,000	9,600
*	Rider Resources, Ltd.	58,700	233,638
*	Rock Energy, Inc.	12,200	33,308
*	Rockyview Energy, Inc.	13,600	42,298
	Savanna Energy Services Corp.	62,600	920,266
*	Saxon Energy Services, Inc.	117,900	595,425
	ShawCor, Ltd.	74,900	2,547,476
*	Storm Exploration, Inc.	51,300	418,116
*	Synenco Energy, Inc.	78,400	588,029
*	Technicoil Corp.	86,200	46,550
*	Tesco Corp.	38,000	839,082
* #	Titan Exploration, Ltd.	41,000	106,195
*	Transglobe Energy Corp.	71,200	362,426
#	Trican Well Service, Ltd.	150,200	2,552,026
*	TriStar Oil and Gas, Ltd.	11,738	133,820
*	Turnkey E&P, Inc.	21,000	113,406
*	TUSK Energy Corp.	109,900	129,688
*	UEX Corp.	179,100	1,352,273
*	Ur-Energy, Inc.	90,100	329,782
*	UTS Energy Corp.	507,000	2,707,515
*	Verenex Energy, Inc.	32,600	280,048
*	Vero Energy, Inc.	37,600	209,066
*	Wenzel Downhole Tools, Ltd.	21,200	14,841
*	West Energy, Ltd.	94,500	216,416
*	Xtreme Coil Drilling Corp.	40,100	310,791
*	ZCL Composite, Inc.	30,400	308,271
Total Energy			48,163,643

Financials — (5.3%)
	Canaccord Capital, Inc.	49,600	787,191
	Canadian Western Bank	71,100	1,921,929
	Clairvest Group, Inc.	1,900	27,266
*	Dundee Corp. Class A	75,200	1,638,690
	DundeeWealth, Inc.	51,100	1,125,278
	EGI Financial Holdings, Inc.	10,550	148,710
	Equitable Group, Inc.	14,500	412,836
	Gluskin Shef & Associates, Inc.	8,900	225,003
	Home Capital Group, Inc.	35,700	1,419,503
	Kingsway Financial Services, Inc.	74,800	1,207,332
	Laurentian Bank of Canada	29,000	1,163,248
	Northbridge Financial Corp.	30,300	1,121,156
*	Pacific and Western Credit Corp.	4,700	38,072
	Quest Capital Corp.	285,800	703,103

3

#	Rentcash, Inc.	21,600	112,326
	Sceptre Invesment Counsel, Ltd.	15,600	152,888
#	Western Financial Group, Inc.	56,400	326,008
	Xceed Mortgage Corp.	32,800	95,125
Total Financials			12,625,664

Health Care — (5.5%)
*	Adherex Technologies, Inc.	49,000	11,761
* #	AEterna Zentaris, Inc.	28,700	49,079
*	Akela Pharma, Inc.	19,338	96,695
*	Ambrilia Biopharma, Inc.	13,200	14,785
*	Angiotech Pharmaceuticals, Inc.	174,200	698,577
*	Aspreva Pharmaceuticals Corp.	37,800	971,887
*	Axcan Pharma, Inc.	69,700	1,566,934
*	Biomira, Inc.	57,900	20,266
*	BioMS Medical Corp.	153,900	377,074
*	Bioniche Life Sciences, Inc.	54,400	32,098
*	Cangene Corp.	82,800	616,891
*	Cardiome Pharma Corp.	82,800	830,526
*	Conjuchem Biotechnologies, Inc.	16,000	1,600
*	CryoCath Technologies, Inc.	59,200	293,055
*	DiagnoCure, Inc.	20,800	45,970
*	Draxis Health, Inc.	54,300	214,496
* #	Imaging Dynamics Co., Ltd.	85,300	48,623
*	Isotechnika, Inc.	170,000	127,506
* #	Labopharm, Inc.	26,000	25,741
	MDS, Inc.	160,800	3,256,363
*	Medicure, Inc.	150,100	105,075
*	Microbix Biosystems, Inc.	27,900	36,272
*	Migenix, Inc.	2,000	940
* #	Neurochem, Inc.	5,100	15,913
*	Novadaq Technologies, Inc.	7,300	43,875
*	Oncolytics Biotech, Inc.	44,700	101,921
*	Ondine Biopharma Corp.	60,500	69,578
*	Paladin Labs, Inc.	22,600	223,751
*	Parkbridge Lifestyles Communities, Inc.	28,700	180,819
*	Patheon, Inc.	76,400	248,312
* #	ProMetic Life Sciences, Inc.	359,700	219,428
*	QLT, Inc.	75,900	374,965
* #	Resverlogix Corp.	24,900	337,163
*	SemBioSys Genetics, Inc.	17,200	37,842
*	SXC Health Solutions Corp.	32,900	461,281
*	Theratechnologies, Inc.	73,700	748,092
*	TLC Vision Corp.	57,100	119,916
*	Transition Therapeutics, Inc.	30,233	294,484
*	TSO3, Inc.	78,200	169,702
*	Vasogen, Inc.	12,500	20,376
*	ViRexx Medical Corp.	28,700	15,212
Total Health Care			13,124,844

Industrials — (11.1%)
	Aecon Group, Inc.	43,100	734,892
*	Alexco Resource Corp.	49,700	235,093
*	ATS Automation Tooling System, Inc.	135,920	591,282
*	Avcorp Industries, Inc.	24,100	35,188

4

	Buhler Industries, Inc.	1,468	8,750
*	Carmanah Technologies Corp.	12,200	15,617
*	Ceramic Protection Corp.	8,700	53,073
#	Clarke, Inc.	56,600	452,823
*	Commercial Solutions, Inc.	4,100	9,553
*	Discovery Air, Inc. Class A	184,200	230,261
	Evertz Technologies, Ltd.	47,900	1,820,291
	Exco Technologies, Ltd.	8,500	35,702
* #	Flint Energy Services, Ltd.	30,900	606,906
*	Garda World Security Corp. Class A	35,000	506,125
*	GBS Gold International, Inc.	75,500	92,870
*	GLV, Inc.	4,800	58,707
*	Heroux-Devtek, Inc.	45,400	385,919
	Husky Injection Molding Systems, Ltd.	103,100	844,431
*	Hydrogenics Corp.	153,830	164,606
*	Intermap Technologies, Ltd.	57,200	600,630
*	Magellan Aerospace Corp.	138,200	158,938
	Marsulex, Inc.	30,700	430,128
	Methanex Corp.	123,100	3,656,253
*	Northstar Aerospace, Inc.	6,700	26,801
* #	Peregrine Diamonds, Ltd.	25,300	20,747
* #	Quebecor World, Inc.	74,800	166,812
	Richelieu Hardware, Ltd.	29,500	679,714
	Ritchie Brothers Auctioneers, Inc.	34,400	2,547,791
*	Royal Laser Corp.	138,300	67,079
#	Russel Metals, Inc.	81,700	2,009,103
*	Silver Standard Resources, Inc.	41,692	1,508,909
*	Stantec, Inc.	56,300	1,900,220
*	The Churchill Corp.	21,100	511,701
	Toromont Industries, Ltd.	76,900	2,047,949
	Transat A.T., Inc. Class A	2,400	90,196
	Transcontinental, Inc. Class A	87,400	1,589,885
* #	Uranium Participation Corp.	77,600	878,476
*	Vector Aerospace Corp.	41,200	173,873
*	Vitran Corp., Inc.	18,400	244,732
*	West Timmins Mining, Inc.	158,900	141,428
*	Xantrex Technology, Inc.	34,800	333,401
Total Industrials			26,666,855

Information Technology — (7.0%)
*	20-20 Technologies, Inc.	20,200	131,105
*	Aastra Technologies, Ltd.	21,300	639,032
*	Absolute Software Corp.	25,300	973,593
*	AXIA NetMedia Corp.	79,600	281,798
*	Belzberg Techologies, Inc.	18,000	97,205
	Calian Technologies, Ltd.	400	5,240
*	Celestica, Inc.	251,756	1,465,293
*	Certicom Corp.	18,200	28,393
*	COM DEV International, Ltd.	89,500	304,315
	Computer Modelling Group, Ltd.	9,300	127,881
*	Constellation Software, Inc.	10,000	241,212
*	Dalsa Corp.	24,500	212,671
*	Divestco, Inc.	49,500	86,629
*	Emergis, Inc.	96,500	790,374
	Enghouse Systems, Ltd.	24,050	181,827

5

*	Exfo Electro-Optical Engineering, Inc.	47,900	250,530
*	Gemcom Software International, Inc.	64,200	138,679
	Gennum Corp.	41,700	448,297
*	Hemisphere GPS, Inc.	62,400	193,450
*	International Datacasting Corp.	56,000	43,682
*	Intrinsyc Software International, Inc.	80,700	75,862
* #	Kaboose, Inc.	133,200	355,662
*	MacDonald Dettweiler & Associates, Ltd.	40,800	1,825,075
*	March Networks Corp.	22,400	227,819
*	Matrikon, Inc.	17,300	43,598
*	Miranda Technologies, Inc.	29,100	372,499
	MKS, Inc.	22,600	31,868
	Mosaid Technologies, Inc.	17,000	269,463
*	Nurun, Inc.	9,600	38,402
* #	Open Text Corp.	60,900	1,998,838
*	Points International, Ltd.	145,700	460,435
*	Q9 Networks, Inc.	25,000	370,269
	Quebecor, Inc. Class B	55,000	2,131,907
*	RDM Corp.	27,400	79,464
*	Sierra Wireless, Inc.	40,400	650,877
*	SIRIT, Inc.	108,500	27,126
	Softchoice Corp.	22,830	453,198
*	The Descartes Systems Group, Ltd.	78,000	326,836
*	Tundra Semiconductor Corp.	30,750	144,840
*	Vecima Network, Inc.	19,600	162,492
*	Wi-LAN, Inc.	50,400	144,151
* #	Zarlink Semiconductor, Inc.	129,900	92,234
Total Information Technology			16,924,121

Materials — (26.1%)
* #	Adanac Molybdenum Corp.	95,600	117,594
*	Allen-Vanguard Corp.	70,100	599,385
*	Almaden Minerals, Ltd.	43,800	106,439
*	Altius Minerals Corp.	29,700	742,240
	Amerigo Resources, Ltd.	103,165	224,911
*	Anvil Mining, Ltd.	71,040	1,177,902
*	Apollo Gold Corp.	19,512	9,317
*	Aquiline Resources, Inc.	59,700	582,701
*	Atna Resource, Ltd.	65,447	92,939
*	Atrium Innovations, Inc.	16,300	366,768
*	Augusta Resource Corp.	99,000	361,368
*	Aurelian Resources, Inc.	127,580	963,277
*	Aurizon Mines, Ltd.	165,600	586,253
*	Baffinland Iron Mines Corp.	92,610	326,003
* #	Baja Mining Corp.	119,900	212,234
*	Breakwater Resources, Ltd.	405,700	730,297
*	Caledonia Mining Corp.	99,500	11,443
*	Campbell Resources, Inc.	94,387	12,743
*	Canadian Gold Hunter, Corp.	50,502	83,332
*	Canadian Royalties, Inc.	93,180	275,827
*	Canadian Zinc Corp.	116,700	75,859
	Canam Group, Inc. Class A	44,300	527,639
*	Candente Resource Corp.	82,765	153,951
*	Canfor Corp.	109,200	851,803
* #	Capstone Mining Corp.	118,145	320,189

6

*	Cardero Resource Corp.	53,400	93,989
*	Carpathian Gold, Inc.	143,472	91,827
	Cascades, Inc.	79,000	657,313
*	Catalyst Paper Corp.	180,800	271,214
	CCL Industries, Inc. Class B	33,400	1,245,214
*	Chariot Resouces, Ltd.	307,800	283,190
*	Claude Resources, Inc.	87,800	116,780
*	Crew Gold Corp.	22,300	30,776
* #	Crystallex International Corp.	278,525	654,566
*	Dundee Precious Metals, Inc.	51,754	408,877
*	Dynacor Gold Mines, Inc.	6,722	2,353
*	Eastern Platinum, Ltd.	736,790	2,026,274
*	Eastmain Resources, Inc.	29,014	20,021
*	Eldorado Gold Corp.	377,395	2,200,323
* #	Endeavour Silver Corp.	37,700	146,283
*	Entree Gold, Inc.	84,000	202,450
*	Equinox Minerals, Ltd.	640,890	2,781,602
*	Erdene Gold, Inc.	66,489	83,115
*	Etruscan Resources, Inc.	71,575	156,757
*	Euro Goldfields, Ltd.	192,800	1,164,570
*	Far West Mining, Ltd.	48,120	202,114
*	Farallon Resources, Ltd.	317,000	225,081
* #	First Nickel, Inc.	135,300	101,480
*	FNX Mining Co., Inc.	39,806	1,332,373
*	Formation Capital Corp.	220,000	112,206
*	Forsys Metals Corp.	43,200	158,552
*	Fortune Minerals, Ltd.	37,970	67,590
*	Fraser Papers, Inc.	39,800	129,356
*	Fronteer Development Group, Inc.	67,800	700,409
*	Frontera Copper Corp.	74,500	452,238
* #	Glencairn Gold Corp.	178,500	35,702
*	Globestar Mining Corp.	99,006	171,289
* #	Globex Mining Enterprises, Inc.	3,100	10,417
*	Gold Eagle Mines, Ltd.	79,700	600,968
*	Golden Peaks Resources	5,500	10,120
* #	Golden Star Resources, Ltd.	231,100	700,268
* #	Grande Cache Coal Corp.	88,200	89,086
*	Great Basin Gold, Ltd.	199,590	568,860
*	Great Panther Resources, Inc.	61,810	74,176
* #	Greystar Resources, Ltd.	30,087	204,000
*	Guyana Goldfields, Inc.	34,052	278,219
*	Hanfeng Evergreen, Inc.	62,900	830,951
#	Harry Winston Diamond Corp.	69,100	2,622,476
*	High River Gold Mines, Ltd.	319,020	794,400
	IAMGOLD Corp.	359,000	3,091,145
*	Imperial Metals Corp.	36,490	483,517
* #	Inter-Citic Minerals, Inc.	54,937	103,287
*	International Forest Products, Ltd. Series A	74,500	388,909
	International Royalty Corp.	77,680	419,493
*	Intertape Polymer Group, Inc.	27,000	72,904
*	Ivernia, Inc.	163,360	245,052
*	Jinshan Gold Mines, Inc.	157,900	462,670
*	Kirkland Lake Gold, Inc.	56,080	743,658
*	La Mancha Resources, Inc.	11,000	4,510
*	Lake Shore Gold Corp.	129,600	208,666

7

* #	Laramide Resources, Ltd.	36,700	276,732
*	Linear Gold Corp.	14,200	33,798
*	Major Drilling Group International, Inc.	27,700	1,598,370
*	Malaga, Inc.	65,000	25,026
*	MDN, Inc.	100,780	95,746
* #	Mega Uranium, Ltd.	94,100	356,657
*	Metallic Ventures Gold, Inc.	12,200	27,451
*	Migao Corp.	43,900	425,412
*	Minco Base Metals Corp.	2,780	—
*	Minco Gold Corp.	13,900	12,511
*	Minco Silver Corp.	19,100	60,168
*	Miramar Mining Corp.	203,970	1,276,916
*	Neo Material Technologies, Inc.	114,200	556,182
#	Norbord, Inc.	119,300	888,829
* #	North American Palladium, Ltd.	43,110	232,806
*	Northern Peru Copper Corp.	30,400	311,616
*	Northgate Minerals Corp.	210,100	651,343
#	Nova Chemicals Corp.	37,400	1,209,950
*	Nuinsco Resources, Ltd.	19,000	6,080
*	Olympus Pacific Minerals, Inc.	82,500	39,602
*	Orvana Minerals, Corp.	45,800	36,642
*	Pacific Rim Mining Corp.	81,432	87,137
*	Pan Amer Silver Corp.	70,200	2,235,280
* #	Pelangio Mines, Inc.	83,100	181,998
*	Petaquilla Minerals, Ltd.	90,480	275,073
*	Platinum Group Metals Ltd.	62,387	212,750
*	PolyMet Mining Corp.	143,477	451,975
*	Qgx, Ltd.	52,500	162,758
*	Quadra Mining, Ltd.	61,350	1,014,780
*	Queenston Mining, Inc.	24,496	67,367
*	Redcorp Ventures, Ltd.	110,500	22,101
*	Resin Systems, Inc.	172,880	214,382
*	Richmont Mines, Inc.	20,500	62,528
* #	Rubicon Minerals Corp.	157,100	248,230
	Samuel Manu-Tech, Inc.	12,200	122,006
*	Scandinavian Minerals, Ltd.	19,230	152,886
* #	Scorpio Minining Corp.	56,800	75,548
* #	SEMAFO, Inc.	220,065	213,474
*	Shore Gold, Inc.	77,100	369,327
#	Silvercorp Metals, Inc.	155,100	1,270,333
* #	Skye Resources, Inc.	46,430	403,961
*	St. Andrew Goldfields, Ltd.	14,185	7,377
*	Starfield Resources, Inc.	274,715	329,674
	Stella-Jones, Inc.	14,200	575,555
*	Stornoway Diamond Corp.	154,000	98,565
*	Suramina Resources, Inc.	5,700	7,581
*	Tanzanian Royalty Exploration Corp.	80,913	516,251
*	Taseko Mines, Ltd.	124,400	585,953
* #	Teal Exploration & Mining, Inc.	35,645	178,947
* #	Tembec, Inc.	58,300	26,819
*	Thompson Creek Metals Company, Inc.	124,000	2,473,924
*	Timminco, Ltd.	98,400	1,431,792
*	Tiomin Resources, Inc.	199,455	17,952
*	TVI Pacific, Inc.	169,346	23,710
* #	Vaaldiam Resources, Ltd.	55,900	32,424

8

* #	Wesdome Gold Mines, Ltd.	30,600	40,088
#	West Fraser Timber Co., Ltd.	41,600	1,245,982
*	Western Canadian Coal Corp.	113,108	76,917
	Winpak, Ltd.	29,300	190,460
	Yamana Gold, Inc.	1	6
* #	Yukon-Nevada Gold Corp.	21,700	34,505
Total Materials			62,706,263

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	105,605

Utilities — (1.3%)
*	BioteQ Environmental Technologies, Inc.	71,700	290,400
*	Boralex, Inc. Class A	41,000	674,894
*	Canadian Hydro Developers, Inc.	146,100	900,021
#	Emera, Inc.	36,400	781,547
*	MAXIM Power Corp.	51,200	316,944
	Pacific Northern Gas, Ltd.	3,800	69,543
Total Utilities			3,033,349

TOTAL COMMON STOCKS			213,039,766

RIGHTS/WARRANTS — (0.0%)
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	8,708

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $150,000 FNMA 5.58%, 03/25/37, valued at $110,211) to be repurchased at $108,040	$108	108,000

SECURITIES LENDING COLLATERAL — (11.3%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $23,619,661 FHLMC, rates ranging from 5.000% to 5.988%(r), maturities ranging from 08/01/35 to 04/01/37 & FNMA 5.372%(r), 01/01/37, valued at $22,317,451) to be repurchased at $21,888,296	21,880	21,879,854
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $11,895,000 FNMA 5.000%, 04/01/18 & 5.000% 04/01/23, valued at $5,337,743) to be repurchased at $5,233,965	5,232	5,231,946

TOTAL SECURITIES LENDING COLLATERAL			27,111,800

TOTAL INVESTMENTS - (100.0%)
(Cost $246,828,280)			$240,268,274

See accompanying Notes to Financial Statements.

9

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)  Within 90 days of the filing date of this Form N-CSR, Robert Herrmann, the registrant’s President, Chief Executive Officer and Principal Executive Officer, and Robert Badolato, the registrant’s Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness.  Based on their review, Messrs. Herrmann and Badolato determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Code of Ethics referred to in Item 2 is filed herewith.

(a)(2)  The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)  Not applicable.

(b)  The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(a) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section.  Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Robert Herrmann
Robert Herrmann
President, Chief Executive Officer and Principal Executive Officer

Date:	September 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Herrmann
Robert Herrmann
President, Chief Executive Officer and Principal Executive Officer

Date:	September 8, 2008

By:	/s/ Robert Badolato
Robert Badolato
Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer

Date:	September 8, 2008